            As filed with the Securities and Exchange Commission on May 1, 2007.
                                                      Registration No. 333-71072
                                                                        811-4113

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 14

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 2

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.)
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                                Arnold R. Bergman
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2007 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on ___________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item

Part A   Caption in Prospectus
------   ---------------------
1. ...   Cover Page
2. ...   Glossary of Special Terms
3. ...   Overview, Fee Tables, Examples
4. ...   Appendix U: Accumulation Unit Value Tables
5. ...   General Information about Us, The Separate Accounts and The Funds
6. ...   Charges and Deductions; Withdrawal Charges; Administration Fees;
         Mortality and Expense Risks Charge; Taxes; Appendix A - Examples of
         Calculation of Withdrawal Charge
7. ...   Accumulation Period Provisions; Our Approval; Purchase Payments;
         Accumulation Units; Net Investment Factor; Transfers Among Investment
         Options; Special Transfer Services - Dollar Cost Averaging; Special
         Transfer Services - Asset Rebalancing Program; Withdrawals; Special
         Withdrawal Services - Income Plan; Contract Owner Inquiries; Other
         Contract Provisions; Ownership; Beneficiary; Modification;
8. ...   Pay-out Period Provisions; General; Annuity Options; Determination of
         Amount of the First Variable Annuity Payments; Annuity Units and the
         Determination of Subsequent Variable Annuity Payments; Transfers
         During Pay-out Period
9. ...   Accumulation Provisions; Death Benefit During Accumulation Period;
         Annuity Options; Death Benefit During Pay-out Period
10. ..   Accumulation Period Provisions; Purchase Payments; Accumulation Units;
         Value of Accumulation Units; Net Investment Factor; Distribution of
         Contracts
11. ..   Accumulation Period Provisions; Purchase Payments; Other Contract
         Provisions; Right to Review Contract
12. ..   Federal Tax Matters; Introduction; Our Tax Status; Special
         Considerations for Optional Benefits, Non-Qualified Contracts,
         Qualified Contracts
13. ..   Not Applicable
14 ...   Statement of Additional Information - Table of Contents

Part B   Caption in Statement of Additional Information
------   ----------------------------------------------
15 ...   Cover Page
16 ...   Table of Contents
17 ...   General Information and History.
18 ...   Services-Independent Auditors, Services-Servicing Agent
19 ...   Not Applicable
20 ...   Services - Principal Underwriter
21 ...   Performance Data
22 ...   Not Applicable
23 ...   Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A
                           (Vantage Variable Annuity)
                          (currently issued contracts)

                                                    Prospectus Dated May 1, 2007

                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                      VENTURE VANTAGE(R) VARIABLE ANNUITY

This Prospectus describes interests in VENTURE VANTAGE(R) flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture Vantage(R) variable annuity Contract for the name of your issuing Company.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust
   U.S. Large Cap Trust
CAPITAL RESEARCH AND MANAGEMENT COMPANY
   (Adviser to the American Fund Insurance Series)
   American Asset Allocation Trust
   American Bond Trust
   American Global Growth Trust
   American Global Small Cap Trust
   American Growth Trust
   American Growth-Income Trust
   American High Income Trust
   American International Trust
   American New World Trust
DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust
   Fundamental Value Trust
DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   Real Estate Securities Trust
GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust
JENNISON ASSOCIATES LLC
   Capital Appreciation Trust
LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust
MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
   High Income Trust
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   (Adviser to the Franklin Templeton
   Founding Allocation Trust)
   Franklin Templeton Founding
   Allocation Trust
   Index Allocation Trust
   Lifestyle Aggressive Trust
   Lifestyle Balanced Trust
   Lifestyle Conservative Trust
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Lifestyle Growth Trust
   Lifestyle Moderate Trust
   Mid Cap Index Trust
   Money Market Trust
   Pacific Rim Trust
MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust
   Total Return Trust
PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust
RCM CAPITAL MANAGEMENT LLC
T. ROWE PRICE ASSOCIATES, INC.
   Science & Technology Trust(1)
T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust
   Equity-Income Trust
   Health Sciences Trust
   Small Company Value Trust
TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap Trust
   International Value Trust
UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust
VAN KAMPEN
   Value Trust
WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond Trust
   Mid Cap Intersection Trust
   Mid Cap Stock Trust
   Natural Resources Trust
   Small Cap Growth Trust
   Small Cap Value Trust
WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust
   Strategic Bond Trust
   U.S. Government Securities Trust

(1) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACT HAS NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

We will add a "PAYMENT ENHANCEMENT" of at least 3% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                  JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

ANNUITIES SERVICE CENTER           MAILING ADDRESS            ANNUITIES SERVICE CENTER           MAILING ADDRESS
601 Congress Street                Post Office Box 55230      601 Congress Street                Post Office Box 55013
Boston,                            Boston,                    Boston,                            Boston,
Massachusetts 02210-2805           Massachusetts 02205-5230   Massachusetts 02210-2805           Massachusetts 02205-5013
(617) 663-3000 or (800) 344-1029   www.jhannuities.com        (877) 391-3748 or (800) 551-2078   www.jhannuitiesnewyork.com

Venture Vantage(R) 2007

                               Table of Contents

I. GLOSSARY OF SPECIAL TERMS .............................................     1
II. OVERVIEW .............................................................     3
III. FEE TABLES ..........................................................     8
   EXAMPLES ..............................................................     9
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNT, AND THE FUNDS ....    13
   THE COMPANIES .........................................................    13
   THE SEPARATE ACCOUNT ..................................................    14
   THE FUNDS .............................................................    14
   VOTING INTEREST .......................................................    21
V. DESCRIPTION OF THE CONTRACT ...........................................    22
   ELIGIBLE PLANS ........................................................    22
   ACCUMULATION PERIOD PROVISIONS ........................................    22
      Purchase Payments ..................................................    22
      Payment Enhancements ...............................................    22
      Accumulation Units .................................................    23
      Value of Accumulation Units ........................................    24
      Net Investment Factor ..............................................    24
      Transfers Among Investment Options .................................    24
      Maximum Number of Investment Options ...............................    25
      Telephone and Electronic Transactions ..............................    25
      Enhanced Transfer Services-Dollar Cost Averaging ...................    26
      Special Transfer Services-Asset Rebalancing Program ................    26
      Withdrawals ........................................................    27
      Special Withdrawal Services-The Income Plan ........................    27
      Death Benefit During Accumulation Period ...........................    28
PAY-OUT PERIOD PROVISIONS ................................................    29
      General ............................................................    29
      Annuity Options ....................................................    30
      Determination of Amount of the First Variable Annuity Payment ......    32
      Annuity Units and the Determination of Subsequent Variable Annuity
      Payments ...........................................................    33
      Transfers During Pay-out Period ....................................    33
      Death Benefit During Pay-out Period ................................    33
OTHER CONTRACT PROVISIONS ................................................    33
      Right to Review ....................................................    33
      Ownership ..........................................................    34
      Annuitant ..........................................................    34
      Beneficiary ........................................................    34
      Modification .......................................................    34
      Our Approval .......................................................    35
      Misstatement and Proof of Age, Sex or Survival .....................    35
   FIXED INVESTMENT OPTIONS ..............................................    35
VI. OPTIONAL BENEFITS ....................................................    37
   OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS ..............    37
   INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT
   RIDERS ................................................................    40
   FEATURES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS ..............    42
      Income Plus for Life ...............................................    44
      Income Plus for Life - Joint Life (not available in New York) ......    49
      Principal Plus for Life ............................................    52
      Principal Plus for Life Plus Automatic Annual Step-up ..............    57
   ANNUAL STEP DEATH BENEFIT .............................................    58
VII. CHARGES AND DEDUCTIONS ..............................................    60
   WITHDRAWAL CHARGES ....................................................    60
      Waiver of Applicable Withdrawal Charge - Confinement to Eligible
      Nursing Home .......................................................    61
   ANNUAL CONTRACT FEE ...................................................    61
   ASSET-BASED CHARGES ...................................................    61
      Daily Administration Fee ...........................................    61
      Mortality and Expense Risks Fee ....................................    62
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS ....................    62
   PREMIUM TAXES .........................................................    63
VIII. FEDERAL TAX MATTERS ................................................    64
   INTRODUCTION ..........................................................    64
   OUR TAX STATUS ........................................................    64
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ..........................    64
   NON-QUALIFIED CONTRACTS ...............................................    65
      Undistributed Gains ................................................    65
      Taxation of Annuity Payments .......................................    65
      Surrenders, Withdrawals and Death Benefits .........................    65
      Taxation of Death Benefit Proceeds .................................    65
      Penalty Tax on Premature Distributions .............................    66
      Puerto Rico Non-Qualified Contracts ................................    66
      Diversification Requirements .......................................    66
   QUALIFIED CONTRACTS ...................................................    67
      Penalty Tax on Premature Distributions .............................    68
      Tax-Free Rollovers .................................................    68
      Loans ..............................................................    69
      Puerto Rico Contracts Issued to Fund Retirement Plans ..............    69
   SEE YOUR OWN TAX ADVISER ..............................................    69
IX. GENERAL MATTERS ......................................................    70
   ASSET ALLOCATION SERVICES .............................................    70
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ..............    70
   DISTRIBUTION OF CONTRACTS .............................................    70
      Standard Compensation ..............................................    70
      Revenue Sharing and Additional Compensation ........................    71
      Differential Compensation ..........................................    71
      Contracts Sold Directly Without Payment of Any Sales Compensation ..    71
   CONFIRMATION STATEMENTS ...............................................    72
   REINSURANCE ARRANGEMENTS ..............................................    72
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE .................   A-1
APPENDIX B: PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER ........   B-1
APPENDIX C: GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES ...............   C-1
APPENDIX D: QUALIFIED PLAN TYPES .........................................   D-1
APPENDIX E: EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS .................   E-1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES ...........................   U-1

We provide additional information about the Contract and the Separate Account, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in a Statement of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus, and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the Contracts and the Separate Account. We list the table of contents of the Statement of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

Statement of Additional Information
Table of Contents

General Information and History .........................     3
Accumulation Unit Value Tables ..........................     3
Services ................................................     3
   Independent Registered Public Accounting Firm ........     3
   Servicing Agent ......................................     3
   Principal Underwriter ................................     3
   Special Compensation and Reimbursement Arrangements ..     4
Legal and Regulatory Matters ............................     6
Appendix A: Audited Financial Statements ................   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

Statement of Additional Information
Table of Contents

General Information and History .........................     3
Accumulation Unit Value Tables ..........................     3
Services ................................................     3
   Independent Registered Public Accounting Firm ........     3
   Servicing Agent ......................................     3
   Principal Underwriter ................................     3
   Special Compensation and Reimbursement Arrangements ..     4
Legal and Regulatory Matters ............................     6
Appendix A: Audited Financial Statements ................   A-1

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The combination fixed and variable annuity contract offered by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which the Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of our assets, other than assets in the Separate Account and any other separate accounts we may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of the Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity contract between you and the Company. "Deferred payment" means payments by the Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and annuity payments on a variable and/or fixed basis.

WHAT IS A PAYMENT ENHANCEMENT?

We will add a "Payment Enhancement" of at least 3% of each Purchase Payment that you make under your Contract. We are currently offering higher promotional rates on Payment Enhancements for initial and subsequent Purchase Payments. The current promotional Payment Enhancement Rate is 5.0%. We may terminate the promotional Payment Enhancements at any time. Initial and subsequent payments that do not receive a promotional Payment Enhancement will receive the guaranteed Payment Enhancement rate shown in the table in the section entitled "V. Description of the Contract - Payment Enhancement". The Payment Enhancement is funded from our General Account. The Payment Enhancement is allocated among Investment Options in the same proportion as your Purchase Payment. The amount returned if you exercise your right to return the Contract during the "right to review" period is reduced by any Payment Enhancements. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.

WHO IS ISSUING MY CONTRACT?

Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers access to diversified money managers, a death benefit and an optional death benefit, a choice of optional guaranteed minimum withdrawal benefits, annuity payments and tax-deferred treatment of earnings.

In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR A QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFITS, AND GUARANTEED FEES.

We will pay a death benefit to your Beneficiary if you die during the Accumulation Period, which is described in this Prospectus under "Death Benefit During Accumulation Period." For Contracts issued outside of New York, if a Contract Owner dies, we have the right to deduct any Payment Enhancements applied to the Contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "Payment Enhancements" in this paragraph refers to the original amount of Payment Enhancements; earnings attributable to Payment Enhancements will not be deducted from the death benefit paid.

For an additional fee, you may elect an optional death benefit called the "Annual Step Death Benefit." The Contract also offers a choice of optional guaranteed minimum withdrawal benefits for an additional fee. We provide more information about these optional benefits in this Prospectus under "VI. Optional Benefits."

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments will be allocated to Investment Options. You may transfer among the investment options and take withdrawals. Later, beginning on the Contract's Maturity Date, the Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to the investments you make in the Contract. The table below shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for subsequent Purchase Payments. Generally, you may make additional Purchase Payments at any time.

MINIMUM INITIAL PURCHASE   MINIMUM SUBSEQUENT
         PAYMENT            PURCHASE PAYMENT
------------------------   ------------------
         $10,000                  $30

If a Purchase Payment causes your Contract Value to exceed $1 million or your Contract Value already exceeds $1 million, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional Fund shares. Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. Currently, we do not make any Fixed Investment Options available, but we may make a DCA Fixed Investment Option from time to time. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply the Separate Account's policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

HOW DO I ACCESS MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?

For the additional charge shown in the Fee Tables, you may elect a Rider offering optional benefits. The availability of the Riders may vary by state.

Guaranteed Minimum Withdrawal Benefit Riders

     -    INCOME PLUS FOR LIFE, OR

     -    INCOME PLUS FOR LIFE - JOINT LIFE, OR

     -    PRINCIPAL PLUS FOR LIFE, OR

     -    PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP.

You may elect to purchase any one of these optional benefit Riders, if available in your state. You may only elect one guaranteed minimum withdrawal benefit Rider. You may not be age 81 or over to purchase Income Plus for Life, and the older of you and your spouse must not be age 81 or over to purchase Income Plus for Life - Joint Life. You may not be age 81 or older to purchase Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up.

We designed the guaranteed minimum withdrawal benefit Riders to make a Lifetime Income Amount available for annual withdrawals starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available for as long as you live, even after your Contract Value reduces to zero. You may extend this benefit to cover the lifetimes of you and your spouse by selecting our Income Plus for Life - Joint Life option.

In addition, our Principal Plus for Life Riders (i.e., Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up) guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not include Purchase Payment amounts over $5 million for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.

Under any of our guaranteed minimum withdrawal benefit Riders, you choose how much Contract Value to withdraw at any time. We may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments, however, if your annual withdrawals (including any applicable withdrawal charges):

     - exceed the Lifetime Income Amount in any year after the Lifetime Income Date, or

     -    exceed certain limits, that vary by Rider, before the Lifetime Income
          Date.

Similarly, if your withdrawals (including any applicable withdrawal charges) exceed the Guaranteed Withdrawal Amount in any year, we may reduce the Guaranteed Withdrawal Amount that we guarantee for future withdrawals.

We will pay withdrawal benefits automatically during a guaranteed minimum withdrawal benefit Rider's "Settlement Phase" that we describe in the "Optional Benefits" section of the Prospectus.

YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE LIMITS SPECIFIED IN A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. WE MAY REDUCE THE LIFETIME INCOME AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE THE APPLICABLE LIFETIME INCOME DATE.

YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWALS BEFORE THE APPLICABLE LIFETIME INCOME DATE DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING "BENEFIT BASE" OR "GUARANTEED WITHDRAWAL BALANCE" TO ZERO.

We will increase the Benefit Base or Guaranteed Withdrawal Balance by a Bonus that varies by the Rider you select, if you choose not to make any withdrawals at all during certain Contract Years. We also may increase or "Step-up" the guaranteed minimum withdrawal benefit amounts on certain dates to reflect market performance or other factors. You may also increase the amounts we guarantee, depending on the Rider, by making additional Purchase Payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH ANY OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS.

IF YOU ELECT TO PURCHASE ANY OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THESE BENEFITS. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted Investment Option will not be affected by the restriction as long as it remains in that Investment Option. (We describe the currently available Investment Options for Contracts issued with any of the guaranteed minimum withdrawal benefit Riders in "VI. Optional Benefits".)

The Automatic Annual Step-up or Spousal Protection versions of the Principal Plus for Life Rider enhance the guarantees we provide in the standard Principal Plus for Life Rider for the additional fee described in the Fee Tables.

THE AMOUNT THAT MAY BE PROVIDED BY MORE FREQUENT "STEP-UP" DATES UNDER THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER, MAY, OVER TIME, BE MORE THAN OFFSET BY THE ADDITIONAL FEE ASSOCIATED WITH THIS RIDER COMPARED TO THE PRINCIPAL PLUS FOR LIFE RIDER. For additional information on these Riders, please see the section entitled "VI. Optional Benefits."

John Hancock USA also made a spousal version of Principal Plus for Life available for purchase before May 1, 2007 outside the state of New York. If you elected this version, entitled "Principal Plus for Life Plus Spousal Protection": (a) the older of you and your spouse must not be age 81 or older; and (b) both you and your spouse must be at least 65 or, if not, you must have birthdates less than 6 years apart from each other. In certain cases, we will issue a Contract on and after May 1, 2007 with this Rider. For additional information on this Rider, please see Appendix B: Principal Plus for Life Plus Spousal Protection. This Rider cannot be revoked once elected.

Annual Step Death Benefit Rider

You may elect to purchase the optional Annual Step Death Benefit Rider, if available in your state, whether or not you purchase a guaranteed minimum withdrawal benefit Rider. Under the Annual Step Death Benefit Rider, we guarantee a minimum death benefit up to the Maturity Date based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step Death Benefit is available only at Contract issue and cannot be revoked once elected. You may not purchase the Annual Step Death Benefit Rider, however, if you (or any joint Owner) have attained age 80.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has an annual Contract fee of $40. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to any assets you have in a Fixed Investment Option. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender your Contract in its entirety for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

     - full or partial withdrawals (including surrenders and systematic withdrawals);

     -    payment of any death benefit proceeds; and

     -    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     -    the nature of any Qualified Plan for which the Contract is being used;
          and

     -    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.

IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in "VIII. Federal Tax Matters." We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value on the date of cancellation and increased by any charges for premium taxes deducted by us to that date and decreased by any Payment Enhancement. In some states, or if your Contract is issued as an "IRA," you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture Vantage(R) Contract. These fees are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund's prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                      CONTRACT OWNER TRANSACTION EXPENSES(1)
     JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK

MAXIMUM WITHDRAWAL CHARGE(2)

(as percentage of Purchase Payments)
   First Year                           8.5%
   Second Year                          8.5%
   Third Year                             8%
   Fourth Year                            7%
   Fifth Year                             6%
   Sixth Year                             5%
   Seventh Year                           4%
   Eighth Year                            3%
   Ninth Year                             2%
   Thereafter                             0%

TRANSFER FEE(3)
   Maximum Fee                         $ 25
   Current Fee                         $  0

(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "IX. General Matters - Premium Taxes").

(2) This charge is taken on a first-in first-out basis upon withdrawal or surrender within the specified period of years measured from the date of each Purchase Payment.

(3) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES

ANNUAL CONTRACT FEE(1)                        $  40
ANNUAL SEPARATE ACCOUNT EXPENSES(2)
(as a percentage of average Contract Value)
Mortality and Expense Risks Fee                1.25%
Daily Administration Fee (asset based)         0.30%
                                              -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES         1.55%
                                              =====
(With No Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT

Optional Annual Step Death Benefit Fee         0.20%
                                              -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(3)      1.75%
                                              =====

FEES DEDUCTED FROM CONTRACT VALUE

Optional Guaranteed Minimum Withdrawal Benefit Riders
(You may select only one of the following. We deduct the fee on an annual basis from Contract Value.)

                                                                                                 PRINCIPAL PLUS FOR
                                   INCOME PLUS FOR     PRINCIPAL PLUS FOR                         LIFE PLUS SPOUSAL
                                LIFE - JOINT LIFE(5)        LIFE PLUS                               PROTECTION(8)
              INCOME PLUS FOR    (NOT AVAILABLE IN      AUTOMATIC ANNUAL    PRINCIPAL PLUS FOR    (NOT AVAILABLE IN
                  LIFE(4)             NEW YORK)             STEP-UP(6)           LIFE(7)              NEW YORK)
              ---------------   --------------------   ------------------   ------------------   ------------------
Maximum Fee        1.20%               1.20%                  1.20%                0.75%               1.20%
Current Fee        0.60%               0.60%                  0.60%                0.40%               0.65%

(1) The $40 annual Contract fee will not be assessed prior to the Maturity Date if at the time of its assessment the Contract Value is greater than or equal to $99,000.

(2)  A daily charge reflected as a percentage of the Variable Investment
     Options.

(3) Amount shown includes the Mortality and Expense Risks Fee, Daily Administration Fee as well as the optional Annual Step Death Benefit Fee.

(4) The current charge for the Income Plus for Life Rider is 0.60% of the Adjusted Benefit Base. We reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is "Stepped-up" to equal the Contract Value.

(5) The current charge for the Income Plus for Life - Joint Life Rider is 0.60% of the Adjusted Benefit Base. We reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is "Stepped-up" to equal the Contract Value.

(6) The current charge for the Principal Plus for Life Plus Automatic Annual Step-up Rider is 0.60% of the Adjusted Guaranteed Withdrawal Benefit amount. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Benefit amount is "Stepped-up" to equal the Contract Value.

(7) The current charge for the Principal Plus for Life Rider is 0.40% of the Adjusted Guaranteed Withdrawal Benefit amount. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Benefit amount is "Stepped-up" to equal the Contract Value.

(8) The current charge for the Principal Plus for Life Plus Spousal Protection Rider is 0.65% of the Adjusted Guaranteed Withdrawal Benefit amount. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Benefit amount is "Stepped-up" to equal the Contract Value.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.

TOTAL ANNUAL FUND OPERATING EXPENSES                              MINIMUM   MAXIMUM
------------------------------------                              -------   -------
Range of expenses that are deducted from Fund assets, including
management fees, Rule 12b-1 fees, and other expenses              0.76%       1.67%

EXAMPLES

We provide the following examples that are intended to help you compare the costs of investing in the Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Example 1 pertains to a Contract with the optional benefit Riders shown below. Example 2 pertains to a Contract without optional benefit Riders.

EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES- CONTRACT WITH OPTIONAL BENEFIT
RIDERS

The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
INCOME PLUS FOR LIFE AND ANNUAL STEP DEATH BENEFIT

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES-
CONTRACT WITH OPTIONAL BENEFIT RIDERS

If you surrender the Contract at the end of the
   applicable time period:                           $1,253    $2,182    $3,001    $5,072

If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:         $  475    $1,449    $2,451    $5,072

EXAMPLE 2: MINIMUM FUND OPERATING EXPENSES - CONTRACT WITH NO OPTIONAL BENEFIT RIDERS

The next example assumes that you invest $10,000 in a Contract, but with no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                           $1,025    $1,514    $1,850    $2,669

If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:         $  237    $  731    $1,250    $2,669

THE FOLLOWING TABLES DESCRIBE THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLES. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLES.

The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider (See Optional Benefits).

                                                                    ACQUIRED
                                                                   FUND FEES      TOTAL       CONTRACTUAL       NET
                                MANAGEMENT   12B-1      OTHER         AND       OPERATING       EXPENSE      OPERATING
                                   FEES       FEES   EXPENSES(1)    EXPENSES   EXPENSES(2)   REIMBURSEMENT    EXPENSES
                                ----------   -----   -----------   ---------   -----------   -------------   ---------
JOHN HANCOCK
TRUST (SERIES II):
Blue Chip Growth(3)                0.81%     0.25%      0.02%          --         1.08%            --          1.08%
Capital Appreciation               0.75%     0.25%      0.03%          --         1.03%            --          1.03%
Classic Value                      0.80%     0.25%      0.11%          --         1.16%            --          1.16%
Core Equity                        0.78%     0.25%      0.05%          --         1.08%            --          1.08%
Equity-Income(3)                   0.81%     0.25%      0.03%          --         1.09%            --          1.09%
Financial Services                 0.82%     0.25%      0.04%          --         1.11%            --          1.11%
Franklin Templeton Founding
    Allocation(4, 5)               0.05%     0.25%      0.07%        0.97%        1.34%          0.09%         1.25%
Fundamental Value                  0.77%     0.25%      0.04%          --         1.06%            --          1.06%
Global Allocation                  0.85%     0.25%      0.13%          --         1.23%            --          1.23%
Global Bond                        0.70%     0.25%      0.10%          --         1.05%            --          1.05%
Health Sciences(3)                 1.05%     0.25%      0.09%          --         1.39%            --          1.39%
High Income(4)                     0.68%     0.25%      0.06%          --         0.99%            --          0.99%
High Yield                         0.66%     0.25%      0.05%          --         0.96%            --          0.96%
Income & Value                     0.79%     0.25%      0.07%          --         1.11%            --          1.11%
Index Allocation(6)                0.05%     0.25%      0.09%        0.53%        0.92%          0.12%         0.80%
International Core                 0.89%     0.25%      0.10%          --         1.24%            --          1.24%
International Opportunities        0.89%     0.25%      0.11%          --         1.25%            --          1.25%
International Small Cap            0.92%     0.25%      0.19%          --         1.36%            --          1.36%
International Value(7)             0.82%     0.25%      0.11%          --         1.18%            --          1.18%
Investment Quality Bond            0.60%     0.25%      0.07%          --         0.92%            --          0.92%
Lifestyle Aggressive               0.04%     0.25%      0.02%        0.90%        1.21%            --          1.21%
Lifestyle Balanced                 0.04%     0.25%      0.01%        0.84%        1.14%            --          1.14%
Lifestyle Conservative             0.04%     0.25%      0.02%        0.78%        1.09%            --          1.09%
Lifestyle Growth                   0.04%     0.25%      0.01%        0.87%        1.17%            --          1.17%
Lifestyle Moderate                 0.04%     0.25%      0.02%        0.81%        1.12%            --          1.12%
Mid Cap Index                      0.48%     0.25%      0.04%          --         0.77%            --          0.77%
Mid Cap Intersection(4)            0.87%     0.25%      0.07%          --         1.19%            --          1.19%
Mid Cap Stock                      0.84%     0.25%      0.04%          --         1.13%            --          1.13%
Money Market                       0.48%     0.25%      0.03%          --         0.76%            --          0.76%
Natural Resources                  1.00%     0.25%      0.06%          --         1.31%            --          1.31%
Pacific Rim                        0.80%     0.25%      0.22%          --         1.27%            --          1.27%
Real Estate Securities             0.70%     0.25%      0.03%          --         0.98%            --          0.98%
Science & Technology               1.05%     0.25%      0.09%          --         1.39%            --          1.39%
Small Cap Growth                   1.07%     0.25%      0.08%          --         1.40%            --          1.40%
Small Cap Opportunities            0.99%     0.25%      0.03%          --         1.27%            --          1.27%
Small Cap Value                    1.06%     0.25%      0.06%          --         1.37%            --          1.37%
Small Company Value(3)             1.02%     0.25%      0.06%          --         1.33%            --          1.33%
Strategic Bond                     0.68%     0.25%      0.07%          --         1.00%            --          1.00%
Total Return                       0.70%     0.25%      0.06%          --         1.01%            --          1.01%
U.S. Government Securities(8)      0.61%     0.25%      0.08%          --         0.94%            --          0.94%
U.S. Large Cap                     0.83%     0.25%      0.03%          --         1.11%            --          1.11%
Value                              0.74%     0.25%      0.05%          --         1.04%            --          1.04%

*    See notes beginning after next table.

                                            FEEDER FUNDS(9)                             MASTER FUND(9)
                               -----------------------------------------   ----------------------------------------
                                                                                                             TOTAL
                                                                 TOTAL                                     MASTER &
                               MANAGEMENT   12B-1     OTHER    OPERATING   MANAGEMENT   12B-1     OTHER     FEEDER
                                  FEES       FEES   EXPENSES    EXPENSES    FEES(10)     FEES   EXPENSES   EXPENSES
                               ----------   -----   --------   ---------   ----------   -----   --------   --------
American Asset Allocation(4)       --       0.75%     0.03%      0.78%        0.32%       --      0.01%      1.11%
American Bond                      --       0.50%     0.03%      0.53%        0.41%     0.25%     0.01%      1.20%
American Global Growth(4)          --       0.75%     0.03%      0.78%        0.55%       --      0.04%      1.37%
American Global Small
   Capitalization(4)               --       0.75%     0.03%      0.78%        0.72%       --      0.05%      1.55%
American Growth                    --       0.50%     0.03%      0.53%        0.32%     0.25%     0.02%      1.12%
American Growth-Income             --       0.50%     0.03%      0.53%        0.27%     0.25%     0.01%      1.06%
American High-Income Bond(4)       --       0.75%     0.03%      0.78%        0.48%       --      0.01%      1.27%
American International             --       0.50%     0.03%      0.53%        0.50%     0.25%     0.05%      1.33%
American New World(4)              --       0.75%     0.03%      0.78%        0.81%       --      0.08%      1.67%

NOTES TO FUND EXPENSE TABLES

(1) The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT - Advisory Fee Waivers and Expense Reimbursements" in the Fund's prospectus. The Adviser may terminate this limitation at any time upon notice to JHT.

(2) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Operating Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.

(3) The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT - Advisory Fee Waivers and Expense Reimbursements" in the Fund's prospectus. The Adviser may terminate this waiver at any time upon notice to the Trust.

(4) For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates which reflect what actual expenses are expected to be incurred over the next year.

(5) The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT - Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated by the adviser any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, the Mutual Shares Trust and the Income Trust. The expenses of each of these funds are set forth above.

(6) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT - Contractual Expenses Limit" until May 1, 2008.

(7) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the International Value Trust does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fee reflecting these waivers for the International Value Trust was 0.80%. The Net Operating Expenses for International Value Trust Series II reflecting these waivers was 1.16%. This advisory fee waiver may be rescinded at any time.

(8) The Advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.

(9) A "feeder fund" means that the Fund does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. The prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus. Each feeder fund is invested in Series II of the Fund. The American Asset Allocation, American Global Growth, American Global Small Capitalization, American High-Income Bond and American New World Trusts are invested in class I shares of the American Fund Master Fund. The American Bond, American Growth, American Growth-Income and American International Trusts are invested in class II shares of the American Fund Master Fund.

(10) Capital Research Management Company (the adviser to the master fund for each of the JHT feeder funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. See the financial highlights table in the American Funds prospectus or annual report for further information.

A Table of Accumulation Unit Values relating to the Contract is included in "Appendix U" to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the Separate Account may be found in the Statement of Additional Information.

      IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNT, AND THE FUNDS

THE COMPANIES

We are a subsidiary of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

AAA                 Extremely strong financial security characteristics; 1st
Standard & Poor's   category of 21

A++                 Superior companies have a very strong ability to meet their
A.M. Best           obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and contract
Fitch               obligations; 2nd category of 24

John Hancock USA has also received the following rating from Moody's:

Aa2                 Excellent in financial strength; 3 category of 21
Moody's

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claim pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

- the liability to pay contractual claims under the contracts is assumed by another insurer; or

- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNT

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the Separate Account. The Separate Account's assets (including the Fund's shares) belong to the Company.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its Contracts. The merger had no other effects on the terms and conditions of Contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against the Separate Account without regard to the Company's other income, gains, or losses. Nevertheless, all obligations arising under the Company's Contracts are general corporate obligations of the Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Account with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of John Hancock Trust.

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

Investment Management

The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Fund Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution of Contracts" in "IX. General Matters"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

Funds-of-Funds and Master-Feeder Funds

Each of the John Hancock Trust's Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.

Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income, American International, and American New World Trust ("JHT American Funds") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.

Fund Investment Objectives and Strategies

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e., subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

   The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider (See Optional Benefits).

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust          Seeks the balanced accomplishment of (a)
                                 conservation of principal and (b) long-term
                                 growth of capital and income. To do this, the
                                 Fund invests its assets in both equity and
                                 fixed income securities based on the expected
                                 returns of the portfolios.

   U.S. Large Cap Trust          Seeks long-term growth of capital and income.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in equity and equity-related
                                 securities of quality largecap U.S. companies
                                 that will outperform their peers over time.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance
Series) - ADVISER TO MASTER FUND
   American Asset Allocation     Seeks to provide high total return (including
   Trust                         income and capital gains) consistent with
                                 preservation of capital over the long term. To
                                 do this, the Fund invests all of its assets in
                                 the master fund, Class 1 shares of the
                                 American Funds Insurance Series Asset
                                 Allocation Fund, which invests in a diversified
                                 portfolio of common stocks and other equity
                                 securities, bonds and other intermediate and
                                 long-term debt securities, and money market
                                 instruments.

   American Bond Trust           Seeks to maximize current  income and
                                 preserve capital. To do this, the Fund
                                 invests all of its assets in the master fund,
                                 Class 2 shares of the American Funds Insurance
                                 Series Bond Fund, which normally invests at
                                 least 80% of its assets  in bonds, with at
                                 least 65% in investment-grade debt securities
                                 and up to 35% in lower rated fixed income
                                 securities.

   American Global Growth Trust  Seeks to make the shareholders' investment grow over time. To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American Funds Insurance Series Global
                                 Growth Fund, which invests primarily in common stocks of companies located around the world.

   American Global Small Cap     Seeks to make the shareholders' investment grow
   Trust                         over time. To do this, the Fund invests all of
                                 its assets in the master fund, Class 1 shares
                                 of the American Funds Insurance Series Global
                                 Small Capitalization Fund, which invests
                                 primarily in stocks of smaller companies
                                 located around the world. Normally, the Fund
                                 invests at least 80% of its assets in equity
                                 securities of companies with small market
                                 capitalizations.

   American Growth Trust         Seeks to make the shareholders' investment
                                 grow. To do this, the Fund invests all of its
                                 assets in the master fund, Class 2 shares of
                                 the American Funds Insurance Series Growth
                                 Fund, which invests primarily in common stocks
                                 of companies that appear to offer superior
                                 opportunities for growth of capital.

   American Growth-Income Trust  Seeks to make the shareholders' investments grow and to provide the shareholder with income over time. To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance Series
                                 Growth-Income, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

   American High Income Trust    Seeks to provide a high level of current income
                                 and, secondarily, capital appreciation. To do
                                 this, the Fund invests all of its assets in the
                                 master fund, Class 1 shares of the American
                                 Funds Insurance Series High-Income Bond Fund,
                                 which invests at least 65% of its assets in
                                 higher yielding and generally lower quality
                                 debt securities, and normally invests at least
                                 80% in bonds and up to 20% in equity
                                 securities.

   American International Trust  Seeks to make the shareholders' investment grow. To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance Series
                                 International Fund, which invests primarily in common stocks of companies located outside the United States.

   American New World Trust      Seeks to make the shareholders' investment grow
                                 over time. To do this, the Fund invests all of
                                 its assets in the master fund, Class 1 shares
                                 of the American Funds Insurance Series New
                                 World Fund, which invests primarily in stocks
                                 of companies with significant exposure to
                                 countries with developing economies and/or
                                 markets.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust      Seeks growth of capital. To do this, the Fund
                                 invests at least 80% of its net assets in
                                 companies that are principally engaged in
                                 financial services.

   Fundamental Value Trust       Seeks growth of capital. To do this, the Fund
                                 invests in common stocks of U.S. companies with
                                 durable business models that can be purchased
                                 at attractive valuations relative to their
                                 intrinsic value.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")(1)
   Real Estate Securities Trust  Seeks to achieve a combination of long-term capital appreciation and current income. To do this, the Fund invests at least 80% of its net assets in equity securities of REITs and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust      Seeks high total return. To do this, the Fund
                                 typically invests at least 80% of its total
                                 assets in a diversified portfolio of equity
                                 investments from a number of developed
                                 markets outside the U.S.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust    Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 65% of its total
                                 assets in equity and equity-related securities
                                 of companies that exceed $1 billion in market
                                 capitalization and have above-average growth
                                 prospects.

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust             Seeks long-term capital growth. To do this, the
                                 Fund invests at least 80% of its net assets in
                                 equity securities that offer the potential for
                                 capital growth by purchasing securities at
                                 large discounts relative to their intrinsic
                                 value.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities   Seeks long-term growth of capital. To do this,
   Trust                         the Fund invests at least 65% of its total
                                 assets in common stocks of at least three
                                 different foreign companies of any size that
                                 are selected for their long-term growth
                                 potential.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED (2)
   Franklin Templeton Founding   Seeks long-term growth of capital. To do this,
   Allocation Trust              the Fund invests primarily in three JHT
                                 portfolios subadvised by Franklin Templeton:
                                 Global Trust, Income Trust and Mutual Shares
                                 Trust. The Fund is a fund of funds and is also
                                 authorized to invest in NAV shares of many
                                 other JHT portfolios and other investment
                                 companies.

   Index Allocation Trust        Seeks long term growth of capital. Current
                                 income is also a consideration. To do this, the
                                 Fund invests approximately 70% of its total
                                 assets in JHT index portfolios which invest
                                 primarily in equity securities and
                                 approximately 30% of its total assets in JHT
                                 Funds which invest primarily in fixed income
                                 securities.

   Lifestyle Aggressive          Seeks long term growth of cap capital. Current
                                 income is not a consideration. To do this, the
                                 Fund invests 100% of its assets in JHT Funds
                                 which invest primarily in equity securities.

   Lifestyle Balanced            Seeks a balance between a high level of current
                                 income and growth of capital, with a greater
                                 emphasis on growth of capital. To do this, the
                                 Fund invests approximately 40% of its assets in
                                 JHT Funds which invest primarily in fixed
                                 income securities and approximately 60% in
                                 Funds which invest primarily in equity
                                 securities.

   Lifestyle Conservative        Seeks a high level of current income with some
                                 consideration given to growth of capital. To do
                                 this, the Fund invests approximately 80% of its
                                 assets in JHT Funds which invest primarily in
                                 fixed income securities and approximately 20%
                                 in Funds which invest primarily in equity
                                 securities.

   Lifestyle Growth              Seeks long-term growth of capital. Current
                                 income is also a consideration. To do this, the
                                 Fund invests approximately 20% of its assets in
                                 JHT Funds which invest primarily in fixed
                                 income securities and approximately 80% in
                                 Funds which invest primarily in equity
                                 securities.

   Lifestyle Moderate            Seeks a balance between a high level of current
                                 income and growth of capital, with a greater
                                 emphasis on income. To do this, the Fund
                                 invests approximately 60% of its assets in JHT
                                 Funds which invest primarily in fixed income
                                 securities and approximately 40% in Funds which
                                 invest primarily in equity securities.

   Mid Cap Index Trust           Seeks to approximate the aggregate total return
                                 of a mid cap U.S. domestic equity market index.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in the common stocks in the S&P
                                 Mid Cap 400 Index Index(3) and securities that
                                 as a group behave in a manner similar to the
                                 index.

   Money Market Trust            Seeks to obtain maximum current income
                                 consistent with preservation of principal and
                                 liquidity. To do this, the Fund invests in high
                                 quality, U.S. dollar denominated money market
                                 instruments.

   Pacific Rim Trust             Seeks to achieve long-term growth of capital.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in common stocks and
                                 equity-related securities of established,
                                 larger-capitalization non-U.S. companies
                                 located in the Pacific Rim region, including
                                 emerging markets.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
   High Income Trust             Seeks a high level of current income; capital
                                 appreciation is a secondary goal. To do this,
                                 the Fund invests at least 80% of its net assets
                                 in U.S. and foreign fixed-income securities
                                 that are rated BB/Ba or lower or are unrated
                                 equivalents.

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities       Seeks long-term capital appreciation. To do
   Trust                         this, the Fund invests at least 80% of its net
                                 assets in equity securities of
                                 small-capitalization companies.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust             Seeks maximum total return, consistent with
                                 preservation of capital and prudent investment
                                 management. To do this, the Fund invests at
                                 least 80% of its net assets in fixed income
                                 instruments, futures contracts (including
                                 related options) with respect to such
                                 securities and options on such securities.

   Total Return Trust            Seeks maximum total return, consistent with
                                 preservation of capital and prudent investment
                                 management. To do this, the Fund invests at
                                 least 65% of its total assets in a diversified
                                 fund of fixed income instruments of varying
                                 maturities.

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust           Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 80% of its assets in
                                 domestic equity securities of companies that
                                 are currently undervalued relative to the
                                 market, based on estimated future earnings and
                                 cash flow.

RCM CAPITAL MANAGEMENT LLC & T. ROWE PRICE ASSOCIATES, INC.
   Science & Technology Trust    Seeks long-term growth of capital. Current
                                 income is incidental to the Fund's objective.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in the common stocks of
                                 companies expected to benefit from the
                                 development, advancement, and/or use of science
                                 and technology.

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust        Seeks to provide long-term growth of capital.
                                 Current income is a secondary objective. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in the common stocks of large and
                                 medium-sized blue chip growth companies that
                                 are well established in their industries.

   Equity-Income Trust           Seeks to provide substantial dividend income
                                 and also long-term capital appreciation. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in equity securities, with 65% in common
                                 stocks of well-established companies paying
                                 above-average dividends.

   Health Sciences Trust         Seeks long-term capital appreciation. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in common stocks of companies engaged in
                                 the research, development, production, or
                                 distribution of products or services related to
                                 health care, medicine, or the life sciences.

   Small Company Value Trust     Seeks long-term growth of capital. To do this,
                                 the Fund will invest at least 80% of its net
                                 assets in small companies whose common stocks
                                 are believed to be undervalued.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap       Seeks long-term capital appreciation. To do
   Trust                         this, the Fund invests at least 80% of its net
                                 assets in securities issued by foreign
                                 small-cap companies in emerging markets.

   International Value Trust     Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 65% of its total
                                 assets in equity securities of companies
                                 located outside the U.S., including in emerging
                                 markets, and generally up to 25% of its total
                                 assets in debt securities of companies and
                                 governments located anywhere in the world.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust       Seeks total return, consisting of long-term
                                 capital appreciation and current income. To do
                                 this, the Fund invests in equity and fixed
                                 income securities of issuers located within and
                                 outside the U.S. based on prevailing market
                                 conditions.

VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT
INC.)
   Value Trust                   Seeks to realize an above-average total
                                 return over a market cycle of three to five
                                 years, consistent with reasonable risk. To do
                                 this, the Fund invests at least 65% of its
                                 total assets in equity securities which are
                                 believed to be undervalued relative to the
                                 stock market in general.

WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond       Seeks to provide a high level of current income
   Trust                         consistent with the maintenance of principal
                                 and liquidity. To do this, the Fund invests at
                                 least 80% of its net assets in bonds rated
                                 investment grade, focusing on corporate and
                                 U.S. government bonds with intermediate to
                                 longer term maturities.

   Mid Cap Intersection Trust    Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 80% of its net
                                 assets in equity securities of medium-sized
                                 companies with significant capital appreciation
                                 potential.

   Mid Cap Stock Trust           Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 80% of its net assets
                                 in equity securities of medium-sized companies
                                 with significant capital appreciation
                                 potential.

   Natural Resources Trust       Seeks long-term total return. To do this, the
                                 Fund will invest at least 80% of its net assets
                                 in equity and equity-related securities of
                                 natural resource-related companies worldwide,
                                 including emerging markets.

   Small Cap Growth Trust        Seeks long-term capital appreciation. To do
                                 this, the Fund will invest at least 80% of its
                                 net assets in small-cap companies that are
                                 believed to offer above-average potential for
                                 growth in revenues and earnings.

   Small Cap Value Trust         Seeks long-term capital appreciation. To do
                                 this, the Fund will invest at least 80% of its
                                 net assets in small-cap companies that are
                                 believed to be undervalued.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust              Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk. To do this,
                                 the Fund invests at least 80% of its net assets
                                 in high yield securities, including corporate
                                 bonds, preferred stocks and U.S. Government and
                                 foreign securities.

   Strategic Bond Trust          Seeks a high level of total return consistent
                                 with preservation of capital. To do this, the
                                 Fund invests at least 80% of its net assets in
                                 fixed income securities across a range of
                                 credit qualities and may invest a substantial
                                 portion of its assets in obligations rated
                                 below investment grade.

   U.S. Government Securities    Seeks to obtain a high level of current income
   Trust                         consistent with preservation of capital and
                                 maintenance of liquidity. To do this, the Fund
                                 invests at least 80% of its net assets in debt
                                 obligations and mortgage-backed securities
                                 issued or guaranteed by the U.S. government,
                                 its agencies or instrumentalities.

(1) RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Global Real Estate Trust.

(2) DIMA provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited in its management of the Lifestyle Trusts.

(3) S&P Mid Cap 400(R) is a trademark of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. Effective December 31, 2006, the S&P Mid Cap 400(R) tracks companies having market capitalization between $590 million to $12.5 billion.

VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. A potential effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. DESCRIPTION OF THE CONTRACT

ELIGIBLE PLANS

The Contract may be used to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). We also designed the Contract so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

We may impose restrictions on your ability to make initial and subsequent Purchase Payments.

Purchase Payments

You may make Purchase Payments to us at our Annuities Service Center at any time. The minimum initial Purchase Payment is $10,000. Subsequent Purchase Payments must be at least $30. All Purchase Payments must be in U.S. dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1 million or your Contract Value already exceeds $1 million, you must obtain our approval in order to make the payment.

John Hancock USA may reduce or eliminate the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

     - You purchase your Contract through a 1035 exchange or a Qualified Plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions.

     - You purchase more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts is equal to or greater than $50,000.

     - You and your spouse each purchase at least one new Contract AND the average initial Purchase Payments for the new Contract(s) is equal to or greater than $50,000.

     - You purchase multiple Contracts issued in conjunction with a written Retirement Savings Plan (either Qualified or Non-Qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts is equal to or greater than $50,000.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any TWO consecutive Contract Years in which no Purchase Payments have been made, if both:

     - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

     - the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any THREE consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VIII. Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).

We add 3% or more to each Purchase Payment you make.

Payment Enhancements

When you make a Purchase Payment, we will add a Payment Enhancement to your Contract. The Payment Enhancement is funded from our General Account and is allocated among Investment Options in the same proportion as your Purchase Payment. We do not count Payment Enhancements as part of a "Purchase Payment" for purposes of calculating the guarantees under our optional benefit Riders.

We are currently offering a higher promotional rate on Payment Enhancements for initial and subsequent Purchase Payments. The current promotional Payment Enhancement rate is 5.0%. We may terminate the promotional Payment Enhancements at any time. Initial and subsequent payments that do not receive a promotional Payment Enhancement will receive the guaranteed Payment Enhancement described in the column labeled "Guaranteed Rate" in the table below:

                              PAYMENT ENHANCEMENTS

CUMULATIVE PURCHASE PAYMENTS   GUARANTEED RATE   PROMOTIONAL RATE
----------------------------   ---------------   ----------------
Under $500,000                       3.0%               5.0%
$500,000 - $2.5 million              4.0%               5.0%
Over $2.5 million                    5.0%               5.0%

An example of the calculation of the Payment Enhancement is set forth in Appendix E. Payment Enhancements are not considered to be "investments in the Contract" for income tax purposes (see "VIII. Federal Tax Matters").

THE COMPANY EXPECTS TO MAKE A PROFIT FROM THE CONTRACTS. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges.

MATTERS TO CONSIDER ABOUT THE PAYMENT ENHANCEMENT. Expenses (including withdrawal charges) for a Contract that has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. You should be aware that the amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement. Before you decide to purchase the Contract you should consult with your financial adviser and review:

     -    The length of time that you plan to own your Contract,

     -    The frequency, amount and timing of any partial surrenders,

     -    The amount and frequency of your Purchase Payments.

Other variable annuities issued by the Company and by other life insurance companies have no "Payment Enhancement." Variable annuity contracts with no Payment Enhancements may have lower fees and charges than the charges for this Contract.

In addition, if you exercise your right to return the Contract within 10 days of receiving it, we will recover the original amount of the Payment Enhancement credited. Therefore, you bear the risk that if the market value of the Payment Enhancement has declined, we will still recover the full amount of the Payment Enhancement.

If you are considering purchasing a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix D:
"Qualified Plan Types").

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

     - your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day, or

     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

     - the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

     - the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account annual expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus).

Under the Separate Account's policy and procedures, Contract Owners may transfer to a Money Market investment option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market investment option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

     -    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

We currently do not limit the number of Investment Options to which you may allocate Purchase Payments, except in connection with the Contract's Optional Benefit Riders.

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

     -    Any loss or theft of your password; or

     -    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time on any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing programs.

Enhanced Transfer Services-Dollar Cost Averaging

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose (the "DCA Fixed Investment Option"), to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer enhanced DCA programs where the rate of interest credited to the DCA Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any enhanced DCA program.

A DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. A DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, a DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in a DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in a DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in a DCA program.

Special Transfer Services-Asset Rebalancing Program

We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.

We will permit asset rebalancing only on the following time schedules:

     - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day),

     - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days), or

     - annually on December 26th (or the next Business Day if December 26th is not a Business Day).


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You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the withdrawal from the Variable Investment Options until exhausted. We will then take from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, we will take the withdrawal proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;

     - an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax, withdrawal charges and, for Contracts issued with an optional minimum guaranteed withdrawal benefit Rider, Reset provisions (see "VI. Optional Benefits"). If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit Rider then available.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VIII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix D: "Qualified Plan Types").

You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services-The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the IP program.


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If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.

Death Benefit During Accumulation Period

The Contracts described in this Prospectus provide for the distribution of a death benefit before a Contract's Maturity Date.

AMOUNT OF DEATH BENEFIT. If any Owner dies, the death benefit will be the greater of:

     -    the Contract Value, or

     -    the Minimum Death Benefit.

For Contracts issued outside New York, if a Contract Owner dies, we have the right to deduct from the death benefit paid any Payment Enhancements applied to the Contract in the 12-month period prior to the date of death. However, we are currently waiving this right. Reference to "Payment Enhancements" in this paragraph refers to the original amount of Payment Enhancements; earnings attributable to Payment Enhancements will not be deducted from the death benefit paid.

If there is any Debt, the Death Benefit equals the amount described above less the Debt under the Contract.

The Minimum Death Benefit will be determined as follows:

     (a) During the first nine Contract Years, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals.

     (b) After the ninth Contract Year, the Minimum Death Benefit will be the greater of (i) or (ii) where:

          (i) is the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals, and

          (ii) is the Contract Value on the last day of the ninth Contract Year, plus the sum of all subsequent Purchase Payments made, less any amount deducted in connection with partial withdrawals since then.

For purposes of calculating the Minimum Death Benefit under (a) or (b) above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where (i) is equal to the Minimum Death Benefit prior to withdrawal, and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

     -    a certified copy of a death certificate; or

     - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and

     -    all required claim forms; or

     -    any other proof satisfactory to us.

If there are any Unpaid Loans, the death benefit equals the death benefit, as described above, minus the amount of Unpaid Loans (including unpaid interest).

DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VIII. Federal Tax Matters" and Appendix
D: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any Contract Owner dies before the Maturity Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.


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

The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:

     -    The Beneficiary will become the Owner.

     - We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.

     -    No additional Purchase Payments may be made.

     -    We will waive withdrawal charges for all future distributions.

     - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

     - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

     - Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. This treatment of Contract Value as a Purchase Payment is not included in cumulative Purchase Payments and is not eligible for a Payment Enhancement. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

Please see "VI. Optional Benefits" for a discussion of benefits available to Beneficiaries under the optional Annual Step Death Benefit.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity payments from us.

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VIII. Federal Tax Matters"). Distributions may be required from Qualified Contracts before the Maturity Date.

You may select the frequency of annuity payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.


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Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default an Annuity Option in the form of a life annuity with payments guaranteed for ten years, as described below. We will provide either variable or fixed, or a combination variable and fixed annuity payments in proportion to the Investment Account Value of each Investment Option at the Maturity Date. We will determine annuity payments based on the Investment Account Value of each Investment Option at the Maturity Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:

     - you will no longer be permitted to make any withdrawals under the Contract;

     - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

     -    we may not change the Annuity Option or the form of settlement; and

     -    your Guaranteed Minimum Death Benefit will terminate.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

ANNUITY OPTIONS OFFERED IN THE CONTRACT. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years
- An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

ADDITIONAL ANNUITY OPTIONS. We currently offer the following Annuity Options, which are in addition to the ones we are contractually obligated to make available. We may cease offering any of the following Annuity Options at any time and may offer other Annuity Options in the future.

Option 3: Life Annuity with Payments Guaranteed for 5, 15 or 20 Years - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.

Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 5: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter. You may surrender all or part of your Contract for its 'Commuted Value' after the Pay-out Period has begun only if you select a variable pay-out under this Option. (See "Full Surrenders During the Pay-out Period" and "Partial Surrenders During the Pay-out Period" below.)

ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life, or Principal Plus for Life Plus Automatic Annual Step-


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

up, as described in "VI. Optional Benefits," or Principal Plus for Life Plus Spousal Protection, as described in Appendix B.) If you purchase a Contract with a guaranteed minimum withdrawal benefit Rider, you may select the additional Annuity Options shown below. These additional Annuity Options are only available for Maturity Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.

GMWB Alternate Annuity Option 1: LIA with Cash Refund - This Annuity Option is available if you purchase a Contract with the Income Plus for Life or an Income Plus for Life - Joint Life Rider. For the Income Plus for Life - Joint Life Rider, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Maturity Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

     - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract, or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity. (Unlike Option 1(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)

GMWB Alternate Annuity Option 2: Joint & Survivor LIA with Cash Refund - This Annuity Option is available if you purchase a Contract with the Income Plus for Life - Joint Life Rider and both Covered Persons remain on the Rider at the Maturity Date. Under this option, we will make annuity payments during the joint lifetime of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

     - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract, or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity. (Unlike Option 2(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the last surviving Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)

GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain - This Annuity Option is available if you purchase a Contract with the Principal Plus for Life or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider. If you purchase a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this Annuity Option as the greater of:

     - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract, or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

GMWB Alternate Annuity Option 4: Spousal LIA Fixed Annuity with Period Certain - This Annuity Option is available if you purchase a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetime of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

     - the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract, or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Annuity.

GMWB Alternate Annuity Option 5: Fixed Period Certain Only - This Annuity Option is available only if:

     - you purchase a Contract with a Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider; and


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

     - there is no Lifetime Income Amount remaining (or none has been determined) at the Maturity Date.

This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

     - the Guaranteed Withdrawal Amount on the Maturity Date as provided by the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or the Principal Plus for Life Plus Spousal Protection Rider that you purchased with your Contract, or

     - the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:

     - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" for a description of an "Annuity Unit");

     - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

     - calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain.

You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period" above), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option (see "Annuity Options" above).

The amount of each Fixed Annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering.

We guarantee the dollar amount of all Fixed Annuity payments.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.


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

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We will base Variable Annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity payment.

The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract. We will recover the original amount of the Payment Enhancement credited; earnings attributable to the Payment Enhancement will not be deducted from the amount paid.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new Contract is a replacement of an existing contract.


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

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Qualified Contract to any person other than us.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by charges that would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.


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

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor our General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and the General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. If we do, a Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Fixed Investment Options are not available with John Hancock USA Contracts issued in the States of Minnesota, Mississippi, and Oregon. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish a single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals."

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "VIII. Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. See Appendix D "Qualified Plan Types."

LOANS. We offer a loan privilege only to Owners of Contracts issued in connection with Section 403(b) Qualified Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "Loans" (See "VIII. Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECT ANY OF THE INCOME PLUS FOR LIFE, OR PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDERS.

CHARGES. No asset based charges are deducted from Fixed Investment Options.

                              VI. Optional Benefits

You may elect to purchase optional benefits when you purchase a Contract. If available in your state, you may select one of the following "guaranteed minimum withdrawal benefit" Riders:


     -    Income Plus for Life, or

     -    Income Plus for Life - Joint Life, or

     -    Principal Plus for Life, or

     -    Principal Plus for Life Plus Automatic Annual Step-up.

You also may select an Annual Step Death Benefit Rider.

We describe each of these optional benefit riders in the following sections. We also provide information about the spousal version of Principal Plus for Life in Appendix B. This Rider, entitled "Principal Plus for Life Plus Spousal Protection," was available for purchase before May 1, 2007 outside the state of New York. In certain cases, John Hancock USA may issue a Contract after May 1, 2007 with this Rider.

OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

Each of our guaranteed minimum withdrawal benefit Riders provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these riders will permit you to withdraw a minimum annual amount, for as long as a "Covered Person" lives, subject to the terms and conditions of the specific rider you elect. We may determine the amount of the initial guarantee after we issue your Contract, depending on the age of the Covered Person when we issue the Contract and the type of guaranteed minimum withdrawal benefit you purchase. We may increase the guarantee:

     - if you make no withdrawals during certain Contract Years, up to limits that vary by rider,

     - as a result of a "Step-up" of the guarantee to reflect your then current Contract Value on certain Anniversary Dates, or

     - if you make an additional Purchase Payment, up to limits that vary by rider.

Although these riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amount permitted under the terms of the rider you select, however, we may "Reset" and reduce the guaranteed minimum amount.

Availability

You may elect a guaranteed minimum withdrawal benefit rider at the time you purchase a Contract, provided:

     - the Rider is available for sale in the state where the Contract was sold;

     - you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the Rider; and

     - you (and any other Covered Person) comply with the age restrictions we may impose for the Rider.

Please contact the John Hancock Annuities Service Center at 1-800-344-1029 (in
NY: 1-800-551-2078) for additional information on availability. We offer these optional benefit Riders only where approved by local state insurance regulatory agencies.

We reserve the right to accept or refuse to issue any guaranteed minimum withdrawal benefit rider at our sole discretion. Once you elect a guaranteed minimum withdrawal benefit rider, its effective date usually will be the Contract Date (unless we permit otherwise) and it is irrevocable. We charge an additional fee for each rider that differs by rider.

AGE RESTRICTIONS. You must not be age 81 or older to purchase an Income Plus for Life, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up Rider. Both you and your spouse must not be age 81 or older (and must qualify as "Covered Persons") to purchase an Income Plus for Life - Joint Life or Principal Plus for Life Plus Spousal Protection Rider.

CHANGE OF RIDERS. If we issue you a Contract on or after May 1, 2007 with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or Principal Plus for Life Plus Spousal Protection Rider, you will be allowed to exchange that Rider (the "Current Rider") for an Income Plus for Life Rider or an Income Plus for Life - Joint Life Rider if:

     - the Income Plus for Life Rider or the Income Plus for Life - Joint Life Rider, as the case may be, was not available in your state at the time we issued your Contract, but becomes available in your state after we issued your Contract;

     - unless we agree otherwise, you elect to exchange your Current Rider within the 90 day period we permit for this purpose, beginning on the date we first make the Income Plus for Life or the Income Plus for Life-Joint Life Rider, as the case may be, available in a state following that state's approval; and

     - unless we agree otherwise, you elect to exchange your Current Rider before May 1, 2008.


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

We provide no assurance that you will be able to exchange the Principal Plus for Life Rider, Principal Plus for Life Plus Automatic Annual Step-up Rider, or Principal Plus for Life Plus Spousal Protection Rider for an Income Plus for Life or Income Plus for Life -Joint Life Rider in any state. You should purchase a Contract with a Principal Plus for Life Rider, a Principal Plus for Life Plus Automatic Annual Step-up Rider or Principal Plus for Life Plus Spousal Protection Rider only if that Rider is appropriate for your needs and financial circumstances.

If you are eligible and decide to exchange your Current Rider for an Income Plus for Life Rider or an Income Plus for Life - Joint Life Rider:

     - you will have to pay the current annual fee for the new Rider, as described in the Fee Tables section of this Prospectus;

     - the Covered Person under a new Income Plus for Life Rider must be a Covered Person under your Current Rider;

     - one of the Covered Persons under a new Income Plus for Life - Joint Life Rider must be a Covered Person under your Current Rider, and the other Covered Person must be the first Covered Person's spouse;

     - we will calculate the initial Benefit Base under the new Rider as of the Contract Date if you exchange your Current Rider before the first Contract Anniversary;

     - we will calculate the initial Benefit Base under the new Rider to equal the Contract Value of your Contract if you exchange your Current Rider on or after the first Contract Anniversary;

     - if you exchange your Rider on or after the first Contract Anniversary, we will calculate the Target Amount under the new Rider on the later of (a) the 10th Contract Anniversary following the exchange or(b) the Contract Anniversary following the Covered Person's (younger Covered Person's for Income Plus for Life-Joint Life) attainment of age 70; and

     - if you exchange your Rider on or after the first Contract Anniversary, we will calculate the Target Amount under the new Rider as (a) 200% of the Contract Value on the date of the exchange plus any Purchase Payments applied to the Benefit Base after the exchange but prior to the Contract Anniversary next following the exchange; plus (b) 100% of any Purchase Payments applied to the Benefit Base after the Contract Anniversary next following the exchange but prior to the Target Date.

We will deduct the fee for the new Rider on the first Contract Anniversary following the exchange and each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center to elect an Income Plus for Life Rider or an Income Plus for Life-Joint Life Rider. You must do this within the 90 day period we permit for this purpose or, if applicable in your state, any extension of these periods.

Except as stated above, you may not elect more than one guaranteed minimum withdrawal benefit Rider for a Contract.

Purchase Payments

RESTRICTIONS ON CONTRACTS WITH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. If you purchase a guaranteed minimum withdrawal benefit rider, we restrict your ability to make additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1 million. We do not permit additional Purchase Payments during a Rider's "Settlement Phase." Other limitations on additional payments may vary by state.

Special Purchase Payment limits on "Non-Qualified" Contracts. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

     - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

Special Purchase Payment limits on "Qualified" Contracts. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:

          - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become Age 65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;

          - for the year that you become age 70 1/2 and for any subsequent years, if we issue your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but

          - we will not accept any Purchase Payment after the oldest Owner becomes age 81.

You should consult with a qualified tax advisor prior to electing a guaranteed minimum withdrawal benefit Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. We reserve the right to refuse to accept additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issue your Contract. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.


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

IMPACT ON BENEFIT BASE AND LIFETIME INCOME AMOUNT (Applicable to Income Plus for Life and Income Plus for Life - Joint Life). Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. We do not include any Payment Enhancement attributable to the Purchase Payment, however, in our calculation of the new Benefit Base.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. We will recalculate the Benefit Base at the time of an additional Purchase Payment. The new Benefit Base will be the Benefit Base immediately before the additional Purchase Payment, plus:

     - The excess, if any, of the additional Purchase Payment (subject to our Purchase Payment limits and not including any Payment Enhancement attributable to the Purchase Payment); over

     - The amount of your withdrawals (including withdrawal charges) reduced by any Purchase Payment since the last time we calculated the Benefit Base (i.e., the last date of a Purchase Payment that we applied to the Benefit Base, the last "Reset" date, the last "Step-up" date, or the Lifetime Income Date).

In addition, if a Purchase Payment increases the Benefit Base after the Lifetime Income Date, we will recalculate the Lifetime Income Amount and increase it to equal:

     - (for Income Plus for Life) 5% of the Benefit Base in effect immediately after the Purchase Payment; or

     - (for Income Plus for Life - Joint Life) 4.75% of the Benefit Base in effect immediately after the Purchase Payment.

We will not change the Lifetime Income Amount, however, if the recalculated amount is less than the Lifetime Income Amount before the additional Purchase Payment.

IMPACT ON GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT (applicable to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection). We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). We do not include any Payment Enhancement attributable to the Purchase Payment, however, in our calculation of the new Guaranteed Withdrawal Balance. In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

In the case of the Guaranteed Withdrawal Amount, to equal the lesser of:

     - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

     - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We do not include any Payment Enhancement attributable to the Purchase Payment, in our calculation of the new Guaranteed Withdrawal Amount.

In the case of the Lifetime Income Amount, to equal the lesser of:

     - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

     - the Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We do not include any Payment Enhancement attributable to the Purchase Payment in our calculation of the new Guaranteed Withdrawal Amount.

We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Rider Fees

We charge an additional fee on each Contract Anniversary for a guaranteed minimum withdrawal benefit Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We will deduct a pro rata share of the annual fee from the Contract Value:

     -    on the date we determine the death benefit;

     - after the Maturity Date at the time an Annuity Option under the Contract begins; or

     -    on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct additional rider fees during the "Settlement Phase" or after the Maturity Date once an Annuity Option begins.

FEE FOR INCOME PLUS FOR LIFE. The fee is equal to 0.60% of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted for any Step-up or any subsequent Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Income Plus for Life fee on the effective date of each Step-up. In such a situation, the Income Plus for Life fee will never exceed 1.20%.


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

FEE FOR INCOME PLUS FOR LIFE - JOINT LIFE. The fee is equal to 0.60% of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Income Plus for Life - Joint Life fee on the effective date of each Step-up. In such a situation, the Income Plus for Life - Joint Life fee will never exceed 1.20%.

FEE FOR PRINCIPAL PLUS FOR LIFE. The fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

FEE FOR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP. The fee is equal to 0.60% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.

Additional Annuity Options

We provide additional Annuity Options for Contracts issued with a guaranteed minimum withdrawal benefit rider, as described in the "Pay-out Period Provisions" section of this Prospectus.

Tax Considerations

See Section VII. Federal Tax Matters for information on tax considerations related to optional benefit riders.

No Loans under 403(b) plans

The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elect any of our guaranteed minimum withdrawal benefit riders.

INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

If you elect to purchase any of our Guaranteed Minimum Withdrawal Benefit Riders, you may invest your Contract Value only in the Investment Options we make available with that Rider.

If you purchase any of our Guaranteed Minimum Withdrawal Benefit Riders, you must invest 100% of your Contract Value at all times in one or more of the investment options we make available for these riders. Under our current rules, you must invest either:

     (a) among the currently available individual Investment Options (see "Available Individual Investment Options" below); or

     (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. You may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions - Withdrawals"). We will allocate subsequent Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.


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

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH AVAILABLE INDIVIDUAL INVESTMENT OPTION OR MODEL ALLOCATION IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Available Individual Investment Options

If you purchase a Contract with any of our currently offered Guaranteed Minimum Withdrawal Benefit Riders, we restrict the individual Investment Options to which you may allocate your Contract Value. These Investment Options invest in the following Funds:

     -    American Asset Allocation Trust

     -    Franklin Templeton Founding Allocation Trust

     -    Lifestyle Growth Trust

     -    Lifestyle Balanced Trust

     -    Lifestyle Moderate Trust

     -    Lifestyle Conservative Trust

     -    Index Allocation Trust

     -    Money Market Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" AS WELL AS THE PROSPECTUSES FOR THE APPLICABLE FUNDS. YOU CAN OBTAIN A COPY OF THE FUNDS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.

Available Model Allocations

You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

The currently available Model Allocations are:


     MODEL ALLOCATION NAME        MODEL ALLOCATION PERCENTAGE       FUND NAME
-------------------------------   ---------------------------   ----------------
American Global Diversification               50%               American Global Growth Trust
                                              20%               American Bond Trust
                                              15%               American Global Small Cap Trust
                                              10%               American High Income Trust
                                               5%               American New World Trust
Fundamental Holdings of America               35%               American Bond Trust
                                              25%               American Growth-Income Trust
                                              25%               American Growth Trust
                                              15%               American International Trust

NONE OF THE MODEL ALLOCATIONS IS A FUND-OF-FUNDS. A MODEL ALLOCATION MAY EXPERIENCE VOLATILITY IN ITS INVESTMENT PERFORMANCE OR LOSE MONEY, DEPENDING ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. FOR MORE INFORMATION REGARDING EACH FUND THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT FUND, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS IN YOUR VARIABLE INVESTMENT ACCOUNT AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

We also reserve the right to limit the actual percentages you may allocate to certain Investment Options under the Model Allocations, to require that you choose certain Investment Options in conjunction with other Investment Options under the Model Allocations, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.

FEATURES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

Definitions

We use the following definitions to describe how our Guaranteed Minimum Withdrawal Benefit Riders work:

AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:

     - the older Owner attains age 65 under Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

     - the oldest Covered Person attains age 65 under Principal Plus for Life Plus Spousal Protection.

AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:

     - the Covered Person attains age 95 under Income Plus for Life, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

     - the older Owner attains age 95 under Income Plus for Life - Joint Life or Principal Plus for Life Plus Spousal Protection.

BENEFIT BASE means (applicable only to Income Plus for Life and Income Plus for Life - Joint Life):

     -    a value we use to determine the Lifetime Income Amount.

     - The initial Benefit Base is equal to your initial Purchase Payment, up to the maximum Benefit Base.

     - We may adjust the Benefit Base to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.

     -    The maximum Benefit Base is $5 million.

Any adjustment to the Benefit Base will result in a corresponding adjustment to the Lifetime Income Amount. (See "Guaranteed Withdrawal Balance," below, for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection.)

COVERED PERSON means (for Income Plus for Life, Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up):

     - The person whose life we use to determine the duration of the Lifetime Income Amount payments;

     - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

COVERED PERSON means (for Income Plus for Life - Joint Life and Principal Plus for Life Plus Spousal Protection):

     - One of the two persons whose lives we use to determine the duration of the Lifetime Income Amount payments.

     - We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.

     (For Income Plus for Life - Joint Life Non-Qualified Contracts):

     - both the spouses must be named as co-Owners of the Contract (or co-Annuitants if the Owner is a non-natural person);or

     - if only one spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other spouse must be designated as the Beneficiary of the Contract.

     (For Principal Plus for Life Plus Spousal Protection Non-Qualified Contracts):

     - both the spouses must be named as co-Owners and co-Beneficiaries of the Contract (or co-Annuitants if the Owner is a non-natural person).

     (For Qualified Contracts):

     - one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person);and

     -    the Owner's spouse must be the designated Beneficiary.


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

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider. (See "Withdrawals" in section V. Description of the Contract for additional information on the impact of divorce.)

EXCESS WITHDRAWAL means:

     - (for Income Plus for Life) Any withdrawal you take before the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds 5.0% of the Benefit Base at the prior Contract Anniversary, increased for any subsequent Purchase Payments;

     - (for Income Plus for Life - Joint Life) Any withdrawal you take before the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds 4.75% of the Benefit Base at the prior Contract Anniversary, increased for any subsequent Purchase Payments; and

     - (for Income Plus for Life and Income Plus for Life - Joint Life) Any withdrawal you take on and after the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

GUARANTEED WITHDRAWAL BALANCE (applicable only to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) means:

     - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.

     - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.

     - We adjust the Guaranteed Withdrawal Balance to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.

     -    The maximum Guaranteed Withdrawal Balance at any time is $5 million.

GUARANTEED WITHDRAWAL AMOUNT (applicable only to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) means:

     - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;

     - The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;

     -    The maximum Guaranteed Withdrawal Amount at any time is $250,000.

LIFETIME INCOME AMOUNT means the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as:

     - (for Income Plus for Life, Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up) the Covered Person remains alive as an Owner or Annuitant of the Contract, subject to the terms and conditions of the Rider.

     - (for Income Plus for Life - Joint Life and Principal Plus for Life Plus Spousal Protection) at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.

     - We may adjust the Lifetime Income Amount to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.

Any adjustment to the Benefit Base will result in a corresponding adjustment to the Lifetime Income Amount.

LIFETIME INCOME DATE means the date on which we determine the Life Income Amount. This will be the date you purchase the Rider if:

     - (for Income Plus for Life, Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up) you are age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 59 1/2.

     - (for Income Plus for Life - Joint Life) both you and your spouse are age 59 1/2 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the younger spouse would attain age 59 1/2. (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)

     - (for Principal Plus for Life Plus Spousal Protection) the older of you and your spouse are age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older spouse would attain age 65. (The Lifetime Income Date does not change if the older spouse does not survive to this date and the younger spouse is still a Covered Person under the Rider.)

RESET means a reduction resulting from our recalculation of:

     - the Benefit Base (for Income Plus for Life and Income Plus for Life - Joint Life) if you take withdrawals of Contract Value before the Lifetime Income Date; or

     - the Benefit Base (for Income Plus for Life and Income Plus for Life - Joint Life) if your annual withdrawals on and after the Lifetime Income Date exceed the Lifetime Income Amount; and


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

     - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount.

STEP-UP means an increase resulting from our recalculation of:

     - the Benefit Base and Lifetime Income Amount (for Income Plus for Life and Income Plus for Life - Joint Life) on certain anniversary dates to reflect market performance that exceeds previously calculated benefits; and

     - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

We also use the term "withdrawal" to refer to amounts withdrawn, including any applicable withdrawal charges.

Income Plus for Life

OVERVIEW. The Income Plus for Life Rider provides a guaranteed minimum withdrawal benefit, called the "Lifetime Income Amount" during the Accumulation Period. We calculate the Lifetime Income Amount on the Lifetime Income Date. If the Covered Person is age 59 1/2 or older when you purchase the Income Plus for Life Rider, the initial Lifetime Income Amount equals 5% of the initial Purchase Payment for your Contract on the Rider's effective date. (We do not count Purchase Payment amounts over $5 million or any Payment Enhancement attributable to the Purchase Payment for this purpose.) Otherwise, the initial Lifetime Income Amount equals 5% of the Benefit Base in effect on the Lifetime Income Date. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. We may reduce the Lifetime Income Amount if you take withdrawals in excess of the Lifetime Income Amount. If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more "Lifetime Income Bonuses" and a "Target Amount Adjustment." We also may increase the Lifetime Income Amount if you make additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value.

IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the amount of that withdrawal (including withdrawal charges). If, however, a withdrawal is an Excess Withdrawal, we will reduce the Benefit Base to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Benefit Base minus the amount of the withdrawal (including related withdrawal charges).

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of 5% of the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider. (See "Settlement Phase," below)

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount (inclusive of withdrawal charges) each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will Reset (i.e., reduce) the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the amount of the withdrawal is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will deduct the entire amount of the Excess Withdrawal (including any withdrawal charges) from the Benefit Base and compare the reduced Benefit Base to your Contract Value after the withdrawal. We next Reset the Benefit Base to equal the lesser of:

     -    the reduced Benefit Base; or

     -    the Contract Value immediately after the Excess Withdrawal.

After we Reset the Benefit Base, we will Reset the Lifetime Income Amount to equal 5% of the new Benefit Base. We also will Reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

In certain circumstances, we will not Reset the Benefit Base and/or the Lifetime Income Amount, even where a withdrawal would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.


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

The Income Plus for Life Rider enters a "Settlement Phase" in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. (see "Settlement Phase" below). In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. (See "Settlement Phase," below) The Income Plus for Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

We may reduce Benefit Base and Lifetime Income Amount values if you take withdrawals that exceed the guaranteed amount of your withdrawals. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value each time you take a withdrawal.

EFFECT OF WITHDRAWALS ON GUARANTEED MINIMUM DEATH BENEFIT AMOUNT. If you purchase Income Plus for Life, we will adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

     - you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or,

     - if you purchased the Income Plus for Life Rider before the Covered Person attained age 59 1/2, you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to 5% of the Benefit Base, and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. To do this, we reduce the Guaranteed Minimum Death Benefit by an amount equal to:

     - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

     - the amount of the withdrawal (including applicable withdrawal charges); divided by

     -    the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     -    by any applicable "Step-up" to reflect certain increases in Contract
          Value;

     - to an established "Target Amount" if you take no withdrawals until the later of: (a) the Contract Anniversary on or next following the date the Covered Person attains age 70; and (b) the Contract Anniversary at the end of 10 Contract Years; and

     - to reflect certain additional Purchase Payments (see "Purchase Payments, above").

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base at the end of each Contract Year during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while the Income Plus for Life Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

     - 6% of total Purchase Payments to your Contract if we did not previously Step-up the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 6% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

Step-ups will increase the Benefit Base and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base on that date, we will automatically increase ("Step-up") the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also recalculate the Lifetime Income Amount (after the Lifetime Income Date) and the Rider Fee (see "Rider Fees"). The recalculated Lifetime Income Amount will equal 5% of the new Benefit Base value after the Step-up, and the new Rider Fee will be based on the recalculated Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Income Plus for Life Fee"). If you decline the Step-up, the fee rate will not be increased.

The Step-up Dates occur only while the Income Plus for Life Rider is in effect. We schedule the Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.

"TARGET AMOUNT" ADJUSTMENT. When you purchase the Income Plus for Life, we establish a "Target Amount" for a potential increase in the Benefit Base on a "Target Date." For these purposes, the Target Date is the later of:

     - the end of the first 10 Contract Years while the Income Plus for Life is in effect; or

     - the Contract Anniversary on or next following the date the Covered Person attains age 70.

The Target Amount is 200% of the initial Purchase Payment for your Contract. We will increase the Target Amount by 200% of all additional Purchase Payments made in the first Contract Year and 100% of all subsequent Purchase Payments you make, subject to our Purchase Payment limits, until the applicable target date. In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

If you take no withdrawals under your Contract from the Income Plus for Life Rider's effective date until the applicable Target Date, we will adjust the Benefit Base to equal the greater of:

     - the current Benefit Base, as adjusted by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

     -    the Target Amount.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Income Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our "life expectancy" calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor prior to electing Income Plus for Life.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value. In addition, if you purchased the rider before the Covered Person attains age 59 1/2, and you take the withdrawal before the Lifetime Income Date, we will reduce your Benefit Base by the amount of the withdrawal. We will not, however, Reset your Benefit Base or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. We will make distributions as part of the Contract's "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as Excess Withdrawals and will not Reset the Benefit Base or Lifetime Income Amount.

SETTLEMENT PHASE. We automatically make settlement payments during Income Plus for Life's "Settlement Phase." The Settlement Phase begins if the Contract Value reduces to zero at any time during a Contract Year, there were no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments, credit additional Bonus amounts, make any Step-ups or deduct any charge for the Income Plus for Life benefit during the Settlement Phase.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

     - If you purchased the Income Plus for Life Rider before the Covered Person attained age 59 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF A BENEFICIARY IS:     THEN
                         INCOME PLUS FOR LIFE:

1. The decedent's        -    may continue if the Beneficiary elects to continue
spouse and the                the Contract within the time we permit under our
Covered Person is not         administrative rules. We will automatically
the deceased Owner            increase the Benefit Base to equal the initial
                              death benefit we determine, if the death benefit
                              is greater than the Benefit Base prior to our
                              determination. We will also recalculate the
                              Lifetime Income Amount to equal 5% of the
                              recalculated Benefit Base and will assess the
                              Rider Fee based on the recalculated Benefit Base.

                         - enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

                         - continues to be eligible for any remaining Bonus amounts and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future
                              Step-ups if we increase the rate of the Income
                              Plus for Life fee at that time.

2. Not the deceased      -    may continue in the same manner as 1.
Owner's spouse and
the Covered Person is    -    enters its Settlement Phase if a subsequent
not the deceased              withdrawal would deplete the Contract Value to
Owner                         zero, and the remaining Lifetime Income Amount for
                              the year of withdrawal is still greater than zero.

                         - does not continue to be eligible for any Bonus amounts and Step-ups. We will permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus for Life fee at that time.

3. The deceased          -    ends without any further benefit.
Owner's spouse and
the Covered Person is    -    we may determine to offer a new guaranteed minimum
the deceased Owner            withdrawal death benefit rider to the Beneficiary,
                              subject to our current administrative rules and
                              subject to rider's then current fees, but we
                              provide no assurance that we will do so.

4. Not the deceased      -    ends without any further benefit.
Owner's spouse and
the Covered Person is
the deceased Owner

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus for Life continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus for Life Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

TERMINATION. You may not terminate the Income Plus for Life Rider once it is in effect. However, the Income Plus for Life Rider will terminate automatically upon the earliest of:

     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

     -    the date an Annuity Option begins;

     -    the date the Contract Value and the Benefit Base both equal zero;

     -    the death of the Covered Person; or

     -    termination of the Contract.

The addition of Income Plus for Life to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and the Covered Person must attain Age 59 1/2 and remain living for you to receive certain benefits. Furthermore, Income Plus for Life limits the Investment Options otherwise available under the Contract, requires you to defer taking withdrawals to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provide no guaranteed withdrawal benefits once payments begin under certain Annuity Options described in the Prospectus. You should carefully consider each of these factors before deciding if Income Plus for Life is suitable for your needs, especially at older ages.

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

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Income Plus for Life.

Income Plus for Life - Joint Life (not available in New York)

OVERVIEW. The Income Plus for Life - Joint Life Rider provides a guaranteed minimum withdrawal benefit, called the "Lifetime Income Amount" during the Accumulation Period. If both you and your spouse are age 59 1/2 or older when you purchase the Income Plus for Life Rider, the initial Lifetime Income Amount equals 4.75% of the initial Purchase Payment for your Contract on the Rider's effective date. (We do not count Purchase Payment amounts over $5 million or any Payment Enhancement attributable to the Purchase Payment for this purpose.) Otherwise, the initial Lifetime Income Amount equals 4.75% of the Benefit Base in effect on the Lifetime Income Date. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life - Joint Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant. Because we provide our guarantee over the lifetime of two Covered Persons under the Income Plus for Life - Joint Life Rider, we calculate a lower Lifetime Income Amount than we do under the Income Plus for Life Rider.

If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more "Lifetime Income Bonuses" and a "Target Amount Adjustment." We also may increase the Lifetime Income Amount if you make additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value.

IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the amount of that withdrawal (including withdrawal charges). If, however, a withdrawal is an Excess Withdrawal, we will reduce the Benefit Base to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Benefit Base minus the amount of the withdrawal (including related withdrawal charges) for that Contract Year.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of 4.75% of the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider (See "Settlement Phase," below)

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount (inclusive of withdrawal charges) each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will Reset (i.e., reduce) the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the amount of the withdrawal is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will deduct the entire amount of the Excess Withdrawal (including any withdrawal charges) from the Benefit Base and compare the reduced Benefit Base to your Contract Value after the withdrawal. We next Reset the Benefit Base to equal the lesser of:

     -    the reduced Benefit Base; or

     -    the Contract Value immediately after the Excess Withdrawal.

After we Reset the Benefit Base, we will Reset the Lifetime Income Amount to equal 4.75% of the new Benefit Base. We also will Reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

In certain circumstances, we will not Reset the Benefit Base and/or the Lifetime Income Amount, even where a withdrawal would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus for Life - Joint Life Rider enters a "Settlement Phase" in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. (see "Settlement Phase" below). In the event of an Excess Withdrawal, the Income Plus for Life - Joint Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. (See "Income Plus for Life - Calculation of Benefit Base.") The Income Plus for Life - Joint Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

We may reduce Benefit Base and Lifetime Income Amount values if you take withdrawals that exceed the guaranteed amount of your withdrawals. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value each time you take a withdrawal.

EFFECT OF WITHDRAWALS ON GUARANTEED MINIMUM DEATH BENEFIT AMOUNT. If you purchase the Income Plus for Life - Joint Life Rider, we will adjust the way we calculate the death benefit payable under your Contract upon death of the first Owner (or deemed Owner if the Owner is not a natural person) to die during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

     - you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or,

     - if you purchased the Income Plus for Life - Joint Life Rider before the younger Covered Person attained age 59 1/2, you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to 4.75% of the Benefit Base, and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. To do this, we reduce the Guaranteed Minimum Death Benefit by an amount equal to:

     - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

     - the amount of the withdrawal (including applicable withdrawal charges); divided by

     -    the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     -    by any applicable "Step-up" to reflect certain increases in Contract
          Value;

     - to an established "Target Amount" if you take no withdrawals until the later of: (a) the Contract Anniversary on or next following the date the younger Covered Person attains age 70;and (b) the Contract Anniversary at the end of 10 Contract Years; and

     - to reflect certain additional Purchase Payments (see "Purchase Payments, above").

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base at the end of each Contract Year during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while the Income Plus for Life - Joint Life Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

     - Each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

     - 6% of total Purchase Payments to your Contract if we did not previously Step-up the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 6% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

Step-ups will increase the Benefit Base and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base on that date, we will automatically increase ("Step-up") the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also recalculate the Lifetime Income Amount (after the Lifetime Income Date) and the Rider Fee (see "Rider Fees"). The recalculated Lifetime Income Amount will equal 4.75% of the new Benefit Base value after the Step-up, and the new Rider Fee will be based on the recalculated Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Rider Fees"). If you decline the Step-up, the fee rate will not be increased.

The Step-up Dates occur only while the Income Plus for Life Rider is in effect. We schedule the Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.

"TARGET AMOUNT" ADJUSTMENT. When you purchase the Income Plus for Life - Joint Life Rider, we establish a "Target Amount" for a potential increase in the Benefit Base on a "Target Date." For these purposes, the Target Date is the later of:

     -    the end of the first 10 Contract Years while the Income Plus for Life
          - Joint Life Rider is in effect; or

     - the Contract Anniversary on or next following the date the younger spouse would have attained age 70.

The Target Amount is 200% of the initial Purchase Payment for your Contract. We will increase the Target Amount by 200% of all additional Purchase Payments made in the first Contract Year and 100% of all subsequent Purchase Payments you make, subject to our Purchase Payment limits, until the applicable target date. In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

If you take no withdrawals under your Contract from the Income Plus for Life - Joint Life Rider's effective date until the applicable Target Date, we will adjust the Benefit Base to equal the greater of:

     - the current Benefit Base, as adjusted by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

     -    the Target Amount.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described in "Income Plus for Life - Life Expectancy Distribution Program," above. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

SETTLEMENT PHASE. Income Plus for Life - Joint Life will enter its Settlement Phase as described in "Income Plus for Life - Settlement Phase," above, if the Contract Value reduces to zero during a Contract Year, you have taken no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life
- Joint Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments, credit additional Bonus amounts, make any Step-ups or deduct any charge for the Income Plus for Life - Joint Life benefit during the Settlement Phase.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as either Covered Person is living.

     - If you purchased the Income Plus for Life - Joint Life Rider before the younger Covered Person attained age 59 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as either Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 4.75% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life - Joint Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the

Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Income Plus for Life - Joint Life Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus for Life - Joint Life Rider fee (See "Income Plus for Life - Joint Life Rider Fee" below). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus for Life - Joint Life Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups.

     - If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount.

WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus for Life - Joint Life Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Persons" above). If that happens and:

     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

     - if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the "last" Covered Person and the Rider will terminate.

TERMINATION. The Income Plus for Life - Joint Life Rider terminates in accordance with the "Income Plus for Life - Termination" section, above.

You should consult with your financial professional to assist you in determining whether the Income Plus for Life - Joint Life Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and at least one of the Covered Persons must attain age 59 1/2 and remain living for you to receive certain benefits. Furthermore this Rider limits the investment options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors before purchasing an Income Plus for Life - Joint Life Rider.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under the Income Plus for Life - Joint Life Rider.

Principal Plus for Life

OVERVIEW. The optional Principal Plus for Life Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, this Rider guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million or any Payment Enhancement attributable to the Purchase Payment for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the Guaranteed Withdrawal Balance is depleted to zero.

In addition, we designed the Principal Plus for Life Rider to permit you to withdraw a minimum annual amount, called the Lifetime Income Amount, starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.


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IMPACT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you take a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. After the Lifetime Income Date, we also will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. Similarly, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. If you take any withdrawals prior to the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Principal Plus for Life Fee" and "Termination" sections below.)

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     - by any applicable "Step-up" to reflect certain increases in Contract Value; and

     - to reflect additional Purchase Payments (see "Purchase Payments, above").

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the initial Bonus Period is the first 10 Contract Years. Each time a Step-up occurs, we will extend the Bonus Period to the lesser of: (a) 10 years from a Step-up Date; or
(b) the Age 95 Contract Anniversary.

Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal
Balance:

     - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects of Withdrawals" below); otherwise

     - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.


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Each time we apply a Bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount. The Guaranteed Withdrawal Amount will equal the greater of Guaranteed Withdrawal Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus. The Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Principal Plus for Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Principal Plus for Life Fee"). If you decline the Step-up, the fee rate will not be increased.

The Step-up Dates occur only while the Principal Plus for Life Benefit is in effect. We schedule the Step-up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the Age 95 Contract Anniversary. (In Oregon, we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.)

If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor prior to electing Principal Plus for Life.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable and all withdrawals during that year were under our Life Expectancy Distribution program.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Guaranteed Withdrawal Balance are depleted to zero. We will make distributions as part of the Contract's "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount.


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SETTLEMENT PHASE. We automatically make settlement payments during Principal
Plus for Life's "Settlement Phase." The Settlement Phase begins if total withdrawals during the Contract Year, are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During this phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments and we will not deduct any charge for the Principal Plus for Life benefit during the Settlement Phase.

At the beginning of the Settlement Phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

     - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

     - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distribution Program"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

     - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the Settlement Phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.

     - After the Life Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.


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IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the
Accumulation Period but before the Settlement Phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF A BENEFICIARY IS:             THEN
                                 PRINCIPAL PLUS FOR LIFE:

1. The deceased Owner's          -    Does not continue with respect to the
spouse and the deceased               Lifetime Income Amount, but continues with
Owner is the Covered Person           respect to the Guaranteed Withdrawal
                                      Amount if the death benefit or the
                                      Guaranteed Withdrawal Balance is greater than zero. We will automatically Step-up the Guaranteed Withdrawal Balance to equal the initial death benefit we determine, if greater than the Guaranteed Withdrawal
                                      Balance prior to the death benefit.

                                 -    Enters the Settlement Phase if a
                                      withdrawal would deplete the Contract
                                      Value to zero, and the Guaranteed
                                      Withdrawal Balance is still greater than zero.

                                 - Continues to impose the Principal Plus for Life fee.

                                 - Continues to be eligible for any remaining Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-up, if any, and any future Step-ups if we increase the rate of the Principal Plus for Life fee at that time.

2. Not the deceased Owner's      Continues in the same manner as 1., except that
spouse and the deceased Owner    Principal Plus for Life does not continue to be
is the Covered Person            eligible for any remaining Bonuses and
                                 Step-ups, other than the initial Step-up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed
                                 Withdrawal Balance prior to the death benefit.
                                 We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

3. The deceased                  Continues in the same manner as 1., except that
Owner's spouse and the           Principal Plus for Life continues with respect
deceased Owner is not the        to the Lifetime Income Amount for the
Covered Person                   Beneficiary. If the Lifetime Income Amount has
                                 not been determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached age 59 1/2.

4. Not the deceased              Continues in the same manner as 1., except that
Owner's spouse and the           Principal Plus for Life continues with respect
deceased Owner is not the        to the Lifetime Income Amount for the
Covered Person                   Beneficiary. If the Lifetime Income Amount has
                                 not been determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached age 59 1/2.

                                 In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-ups, other than the initial Step-up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.


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TERMINATION. You may not terminate the Principal Plus for Life Rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:

     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

     -    the date an Annuity Option under the Contract begins;

     - the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

     -    termination of the Contract.

The addition of Principal Plus for Life to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and the Covered Person must attain age 59 1/2 and remain living for you to receive certain benefits. Furthermore, Principal Plus for Life limits the Investment Options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors before deciding if Principal Plus for Life is suitable for your needs, especially at older ages.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Principal Plus for Life.

Principal Plus for Life Plus Automatic Annual Step-up

OVERVIEW. This version of the Principal Plus for Life optional benefit Rider is the same as the standard Principal Plus for Life optional benefit Rider, except that it provides annual "Step-up Dates" and we charge a different fee (see "Rider Fees," above). Please refer to the description of Principal Plus for Life, above, for a general overview of this Rider.

IMPACT OF WITHDRAWALS. Please refer to the description of Principal Plus for Life, above, for information on the impact of withdrawals on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     - by any applicable "Step-up" to reflect certain increases in Contract Value; and

     - to reflect additional Purchase Payments (see "Purchase Payments, above").

BONUSES. Please refer to the description of Principal Plus for Life - "Bonuses," above, for information on Bonus qualification and effect.

STEP-UPS. If you elect this Rider, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary up to and including the Age 95 Contract Anniversary while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date (and provided you have not chosen to decline the Step-up as described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.") (In Oregon, we limit the maximum duration of Step-Up Dates to 50 years.)

Each time we apply a Step-up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We also reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-up Rider fee up to a maximum rate of 1.20% of the Adjusted Guaranteed Withdrawal Balance. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline the Step-up, the fee rate will not be increased. If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step-up dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic annual Step-ups.


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We reserve the right to increase the Principal Plus for Life Plus Automatic
Annual Step-up Rider fee on the effective date of each Step-up. In such situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20% of the Adjusted Guaranteed Withdrawal Balance.

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Automatic Annual Step-up Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and there is no assurance that your Contract Value will be sufficient on any Step-up date to receive an increase (Step-up) in the guarantees we provide under the Rider. The amount that may be provided by more frequent Step-up dates under the Principal Plus for Life Plus Automatic Annual Step-up Rider, may, over time, be more than offset by the additional fees and charges associated with this Rider compared to the Principal Plus for Life Rider Furthermore, similar to Principal Plus for Life, this Rider limits the Investment Options otherwise available under the Contract, requires the Covered Person to attain age 59 1/2 and remain living for you to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors which are outlined in the Prospectus before purchasing a Principal Plus for Life Plus Automatic Annual Step-up Rider.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Principal Plus for Life Plus Automatic Annual Step-up.

ANNUAL STEP DEATH BENEFIT

You may elect the optional Annual Step Death Benefit:

     - for an additional charge of 0.20% of the value of the Variable Investment Options; and

     - AS LONG AS THE OLDEST OWNER OF A CONTRACT IS NOT AGE 80 OR OLDER AT THE TIME OF PURCHASE. (We impose this restriction because the Annual Step Death Benefit would be zero if the oldest Owner were age 80 or older on the effective date of the Rider.)

Election of this optional benefit may only be made at the time the Contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:

     - the death benefit described under "Death Benefit During Accumulation Period"; or

     -    the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less amounts deducted in connection with partial withdrawals since the last day of the Contract Year. The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (a) times (b) where:

          (a) is equal to the optional Annual Step Death Benefit prior to the withdrawal; and

          (b) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the Contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first Owner's death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first death benefit is paid will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date the first death benefit is paid.

Termination of the Optional Annual Step Death Benefit

The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Optional Annual Step Death Benefit) as the new Owner.


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Annual Step Death Benefit Fee

A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account for the Annual Step Death Benefit.

Qualified Plans

If you intend to use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix C: "Guaranteed Minimum Withdrawal Benefit Riders Examples"). Please consult your tax advisor.

The addition of the Annual Step Death Benefit to a Contract may not always be in your interest since an additional fee is imposed for this benefit and we provide no assurance that investment performance will result in an increased death benefit.


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

                           VII. CHARGES AND DEDUCTIONS

We assess charges and deductions under the Contracts against Purchase Payments or Contract Values. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the optional benefit fees, see "VI. Optional Benefits" above.

WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on Purchase Payments that have been in the Contract less than 9 complete Contract Years. We do not assess a withdrawal charge with respect to i) earnings accumulated in the Contract, ii) Payment Enhancements and any earnings attributable to Payment Enhancements, iii) certain other "free withdrawal amounts" described below, or
iv) Purchase Payments that have been in the Contract more than 9 complete Contract Years. In no event may the total withdrawal charges exceed 8.5% of the amount invested.

We first allocate a withdrawal to a "free withdrawal amount" and second to "unliquidated Purchase Payments." We do not impose a withdrawal charge on amounts allocated to the free withdrawal amount. In any Contract Year, the free withdrawal amount for that year is the greater of:

     - 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year), and

     - the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment Options.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to Purchase Payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.

Upon a full surrender of a Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge.

Each Purchase Payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below.

                            MAXIMUM WITHDRAWAL CHARGE
                      (as percentage of Purchase Payments)

First Year     8.5%
Second Year    8.5%
Third Year       8%
Fourth Year      7%
Fifth Year       6%
Sixth Year       5%
Seventh Year     4%
Eighth Year      3%
Ninth Year       2%
Thereafter       0%

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account minus any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant. In addition, no withdrawal charges are imposed on annuity payments.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A: "Examples of Calculation of Withdrawal Charge."

Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home (John Hancock USA Contracts only; not available in MA and NY)

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

     - the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person),

     -    the confinement began at least one year after the Contract Date,

     -    confinement was prescribed by a "Physician,"

     - both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal,

     - the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by a Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VIII. Federal Tax Matters").

ANNUAL CONTRACT FEE

We will deduct each year an annual Contract fee of $40 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Accounts and us in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, we will waive the annual Contract fee. During the Accumulation Period, this administration fee is deducted on the last day of each Contract Year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the Contract Value. If the entire Contract is withdrawn on other than the last day of any Contract Year, the $40 administration fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment.

ASSET-BASED CHARGES

We deduct asset-based charges for administration, distribution and mortality and expense risks. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.30% of the value of each Variable Investment Option on an annual basis, deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

     - We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     - We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     - We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

     - We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     - We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

     - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                 PREMIUM TAX RATE
            -------------------------
 STATE OR   QUALIFIED   NON-QUALIFIED
TERRITORY   CONTRACTS     CONTRACTS
---------   ---------   -------------
CA            0.50%        2.35%
GUAM          4.00%        4.00%
ME(1)         0.00%        2.00%
NV            0.00%        3.50%
PR            3.00%        3.00%
SD(1)         0.00%        1.25%(2)
WV            1.00%        1.00%
WY            0.00%        1.00%

(1)  We pay premium tax upon receipt of Purchase Payment.

(2)  0.80% on Purchase Payments in excess of $500,000.

                            VIII. FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on a Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the Contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.

When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider (i.e., Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, or Principal Plus for Life Plus Spousal Protection), using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal

If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.

CHARITABLE REMAINDER TRUSTS

This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.

NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

     - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

     - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);

     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the later of the Contract Owner's attaining age 59-1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Puerto Rico Non-Qualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix D of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.


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Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the later of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover:

     -    from a traditional IRA to another traditional IRA;

     - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

     - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

     - between a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;

     - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

     - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may directly roll over the amount distributed to the beneficiary under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.

Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


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Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.


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                               IX. General Matters

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to the Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity contract issued under the ORP only upon:

     - termination of employment in the Texas public institutions of higher education,

     -    retirement,

     -    death, or

     -    the participant's attainment of age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers (firms) that have entered into selling agreements with JH Distributors and us. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors' and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying Fund's distribution plan ("12b-1 fees"), the fees and charges imposed under the Contract, and other sources.

The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the Contract; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7.00% of Purchase Payments. In addition, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the


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amount of compensation paid by JH Distributors at the time you make a Purchase
Payment, the less it will pay as ongoing compensation.

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2006, in the Statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Selling broker dealers may receive additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may include, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable NASD rules and other applicable laws and regulations.

In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us to their registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

Contracts Sold Directly Without Payment of Any Sales Compensation

The Contract may be sold directly to certain individuals under various circumstances that do not involve payment of any sales compensation to a registered representative. For such Contracts we will credit initial and subsequent Purchase Payments to the Contract with an additional 5% of the Purchase Payment. However, the amount of this credit, together with the Payment Enhancement attributable to the Contract may not exceed 10% of each Purchase Payment. Therefore, if the Payment Enhancement exceeds 5%, the amount of the credit will be reduced so that the total of the Payment Enhancement and the credit does not exceed 10% of the Purchase Payment.

We will apply the credit and the Payment Enhancement (subject to the limitations on the aggregate credit and Payment Enhancement that may be applied) in effect at the time of the issuance of the Contract to each subsequent Purchase Payment.

The credit may be terminated or reduced at any time for Contracts issued, and subsequent Purchase Payments made, after the date of termination. Initial and subsequent Purchase Payments that do not receive the Payment Enhancements and credits described above will receive the guaranteed Payment Enhancements set forth under "Payment Enhancements" above.


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The following classes of individuals are eligible for the credit described above:

     - officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the Trust or any of their affiliates, and

     - employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (x) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts and (y) have approved the payment of the credit to their employees and registered representatives.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees, or other obligations.


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            Appendix A: Examples of Calculation of Withdrawal Charge

The following examples assume an initial Purchase Payment of $30,000 and a subsequent Purchase Payment of $20,000 during the second Contract Year.

EXAMPLE 1. If you surrender the contract during Contract Year 3, the Contract Value is $60,000 and there have been no prior withdrawals, we will calculate the withdrawal charge as follows:

     a) First we will calculate the free withdrawal amount, which equals the greater of

               -    10% of all purchase payments = .10 x ($30,000 + $20,000) =
                    $5,000, or

               - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $60,000 - $50,000 = $10,000

     b) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $60,000 - $10,000 = $50,000

     c) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each purchase liquidated based on the length of time the payment has been in the contract

               - The initial purchase payment is in the third year, so the applicable withdrawal charge is .08 x $30,000 = $2,400

               - The subsequent payment of $20,000 is in the second year, so the applicable withdrawal charge is .085 x $20,000 = $1,700

               -    The total withdrawal charge is $2,400 + $1,700 = $4,100

EXAMPLE 2. If you surrender the contract during Contract Year 3, the Contract Value is $35,000 and there have been no prior withdrawals, we will calculate the withdrawal charge as follows:

     a) First we will calculate the free withdrawal amount, which equals the greater of

               -    10% of all purchase payments = .10 x ($30,000 + $20,000) =
                    $5,000, or

               - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $35,000 - $50,000 = $-15,000

     b) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $50,000 - $5,000 = $45,000

     c) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each purchase liquidated based on the length of time the payment has been in the contract

               - The initial purchase payment is in the third year, so the applicable withdrawal charge is .08 x $30,000 = $2,400

               - The subsequent payment of $20,000 is in the second year, so the applicable withdrawal charge is .085 x $15,000 = $1,275

               -    The total withdrawal charge is $2,400 + $1,275 = $3,675

EXAMPLE 3. If you take a partial withdrawal of $5,000 during Contract Year 3 when the Contract Value is $52,000 and then surrender the contract later in Contract Year 3 when the Contract Value is $49,000, we will calculate the withdrawal charge as follows:

     a) First we will calculate the free withdrawal amount for the partial, which equals the greater of

               -    10% of all purchase payments = .10 x ($30,000 + $20,000) =
                    $5,000, or

               - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $52,000 - $50,000 = $2,000

     b) Since the partial withdrawal is equal to the free withdrawal amount, we will not liquidate any Purchase Payments and there will not be any withdrawal charge.

     c) When the contract is surrendered, we will calculate the free withdrawal amount for the surrender, which equals the greater of

               - 10% of all purchase payments reduced by prior withdrawals during the year= .10 x ($30,000 + $20,000) - $5,000 = $0, or

               - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $49,000 - $50,000 = $-1,000

     d) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $50,000 - $0 = $50,000

     e) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each purchase liquidated based on the length of time the payment has been in the contract

               - The initial purchase payment is in the third year, so the applicable withdrawal charge is .08 x $30,000 = $2,400

               - The subsequent payment of $20,000 is in the second year, so the applicable withdrawal charge is .085 x $20,000 = $1,700

               -    The total withdrawal charge is $2,400 + $1,700 = $4,100


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        Appendix B: Principal Plus for Life Plus Spousal Protection Rider

This Appendix describes a spousal version of Principal Plus for Life that was available for purchase before May 1, 2007. This Rider cannot be revoked once elected.

OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFITS

Please refer to "VI. Option Benefits" in the Prospectus for general information about our guaranteed minimum withdrawal benefit riders.

Availability

Principal Plus for Life Plus Spousal Protection was available for purchase before May 1, 2007. In certain cases, John Hancock USA will issue a Contract on and after May 1, 2007 with this Rider if you elected to purchase the Rider before then. The Principal Plus for Life Plus Spousal Protection Rider was not available in New York and its availability in other states varied.

AGE RESTRICTIONS. If you elected this Rider: (a) the older of you and your spouse must not be age 81 or older; and (b) both you and your spouse must be at least 65 or, if not, you must have birthdates less than 6 years apart from each other. This Rider cannot be revoked once elected. For Example:

     Assume you purchased a Venture Variable Annuity Contract on NOVEMBER 1, 2006 and wanted to elect the Principal Plus for Life Plus Spousal Protection Rider.

     EXAMPLE #1

     You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.

          - Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.

     EXAMPLE #2

     You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.

          - Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.

Purchase Payments

RESTRICTIONS ON CONTRACTS WITH PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. Please refer to the "Purchase Payments" subsection for a description of our restrictions on additional Purchase Payments to Contracts issued with a guaranteed minimum withdrawal benefit rider. These restrictions apply to Contracts issued with Principal Plus for Life Plus Spousal Protection.

IMPACT ON GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT. Please refer to the "Purchase Payments" subsection for a description of the impact of additional Purchase Payments on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount that's applicable to Principal Plus for Life Plus Spousal Protection).

Rider Fees

Please refer to the "Rider Fees" subsection for a description of the way we impose an additional fee for Principal Plus for Life Plus Spousal Protection.

FEE FOR PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. The fee is equal to 0.65% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.

Additional Annuity Options

We provide additional Annuity Options for Contracts issued with the Principal Plus for Life Plus Spousal Protection Rider, as described in the "Pay-out Period Provisions" section of this Prospectus.

Tax Considerations

Please see "VIII. Federal Tax Matters" for information on tax considerations related to the Principal Plus for Life Plus Spousal Protection Rider. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elect this Rider.


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INVESTMENT OPTIONS UNDER PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION

Please refer to the "VI. Optional Benefits" section in the Prospectus for general information about the investment options we make available for Contracts issued with Principal Plus for Life Plus Spousal Protection.

FEATURES OF THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER

Definitions

Please refer to the "VI. Optional Benefits" section in the Prospectus for the definitions we use to describe how the Principal Plus for Life Plus Spousal Protection Rider works.

QUALIFICATION OF COVERED PERSON. As stated in the "Definitions" subsection, a Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, Co-Owner, Annuitant, Co-Annuitant or Beneficiary. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider. (See "Withdrawals" in section V. Description of the Contract for additional information on the impact of divorce.)

EXAMPLES OF LIFETIME INCOME DATE. As stated in the "Definitions" subsection, we determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the older Covered Person attains age 65. We provide the following examples:

     Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.

     EXAMPLE #1

     You are born July 1, 1941 and your spouse is born June 1, 1947.

          - Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.

     EXAMPLE #2

     You are born December 1, 1950 and your spouse is born October 1, 1956.

          - Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.

Features

OVERVIEW. The optional Principal Plus for Life Plus Spousal Protection Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, this Rider guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million or any Payment Enhancement attributable to the Purchase Payment for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.

In addition, we designed the Principal Plus for Life Plus Spousal Protection Rider to permit you to withdraw a minimum annual amount, called the Lifetime Income Amount, starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

IMPACT OF WITHDRAWALS. The Lifetime Income Amount may decrease as a result of a withdrawal as described under "Principal Plus for Life - Impact of Withdrawals." After the Lifetime Income Date, if a withdrawal causes total withdrawals during the Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount), we will recalculate the Lifetime Income Amount. In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value. (See "Principal Plus for Life - Impact of Withdrawals" in the Prospectus.)

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     - by any applicable "Step-up" to reflect certain increases in Contract Value; and

     - to reflect additional Purchase Payments (see "Purchase Payments" above).

BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus for Life - Bonuses" in the Prospectus. The Bonus Period for the Spousal version of the Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age 80. If you elect the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date and will not change upon the death of either Covered Person.

STEP-UPS. The Principal Plus for Life Plus Spousal Protection Rider is subject to the Step-up benefit described under "Principal Plus for Life - Step-ups." We schedule the Step-up Dates under the Spousal Protection version for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step-up dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while Rider is in effect.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described under "Principal Plus for Life - Life Expectancy Distribution Program" in the Prospectus. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

SETTLEMENT PHASE. The Principal Plus for Life Plus Spousal Protection Rider will enter its Settlement Phase as described under "Principal Plus for Life - Settlement Phase" when:

     -    the Contract Value reduces to zero; and

     - withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and

     - either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero.

(See "Principal Plus for Life - Settlement Phase" in the Prospectus.)

If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.

IMPACT OF DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the basic Principal Plus for Life optional benefit Rider:

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (See "Rider Fees," above). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

     - no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;

     - no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (The Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or

     - based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distribution Program" above).

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step-ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (See "Rider Fees," above). We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we will make no additional payments to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Qualification of Covered Person" above). If that happens and:

     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

     - if the remaining Covered Person subsequently dies, we will consider that person to be the "last" Covered Person and the Rider may continue in certain cases as described in "Death of Last Covered Person" above.

TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in accordance with the "Principal Plus for Life -Termination" section in the Prospectus.

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Spousal Protection Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and at least one of the Covered Persons must remain living until the Lifetime Income Date for you to receive certain benefits. Furthermore, similar to Principal Plus for Life, this Rider limits the Investment Options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors before purchasing a Principal Plus for Life Plus Spousal Protection Rider.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Principal Plus for Life Plus Spousal Protection Rider.

           Appendix C: Guaranteed Minimum Withdrawal Benefit Examples

The following examples provide hypothetical illustrations of the benefits provided under the Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLES 1A, 1B, 1C AND 1D DEMONSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 1A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.

                                                          BENEFIT BASE
                       LIFETIME                                ON
CONTRACT   PURCHASE     INCOME    WITHDRAWAL                CONTRACT
  YEAR     PAYMENTS     AMOUNT       TAKEN      BONUS      ANNIVERSARY
--------   --------   ---------   ----------   ------     ------------
At issue   $100,000      N/A        $    0     $    0      $100,000(1)
    1             0      N/A             0      6,000(2)    106,000(3)
    2             0      N/A             0      6,000       112,000
    3             0      N/A             0      6,000       118,000
    4             0      N/A             0      6,000       124,000
    5             0      N/A             0      6,000       130,000
    6             0      N/A             0      6,000       136,000
    7             0      N/A             0      6,000       142,000
    8             0      N/A             0      6,000       148,000
    9             0      N/A             0      6,000       154,000
   10             0      N/A             0      6,000       160,000
   11             0   $8,000(4)      8,000          0       160,000
   12             0    8,000         8,000          0       160,000
   13             0    8,000         8,000          0       160,000
   14             0    8,000         8,000          0       160,000
   15             0    8,000         8,000          0       160,000
   20             0    8,000         8,000          0       160,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Benefit Base. The bonus amount is equal to 6% of the total Purchase Payments to date (.06 X $100,000 = $6,000).

(3) Following a bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the bonus increased by the amount of the bonus ($100,000 + $6,000 = $106,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 X $160,000 = $8,000)

EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                                                             BENEFIT     LIFETIME INCOME
                          BENEFIT BASE      LIFETIME INCOME                  BASE ON        AMOUNT ON
CONTRACT   PURCHASE           AFTER          AMOUNT AFTER     WITHDRAWAL     CONTRACT        CONTRACT
  YEAR     PAYMENTS     PURCHASE PAYMENT   PURCHASE PAYMENT      TAKEN     ANNIVERSARY     ANNIVERSARY
--------   --------     ----------------   ----------------   ----------   -----------   ---------------
At issue   $100,000        $100,000            $5,000           $   --       $100,000         $5,000
   1         10,000(1)      110,000(1)          5,500(1)         5,500        110,000          5,500
   2         10,000(2)      114,500(2)          5,725(2)         5,725        114,500          5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income
     Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X 110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 +(10,000-5,500) = $114,500) The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X 114,500 = $5,725).

EXAMPLE 1C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

                                              HYPOTHETICAL
                      LIFETIME                  CONTRACT
                       INCOME                   VALUE ON
                       AMOUNT                   CONTRACT     BENEFIT BASE
                       AFTER                   ANNIVERSARY        ON
CONTRACT   PURCHASE   PURCHASE   WITHDRAWAL     PRIOR TO       CONTRACT
  YEAR      PAYMENT    PAYMENT      TAKEN       RIDER FEE    ANNIVERSARY
--------   --------   --------   ----------   ------------   ------------
At issue   $100,000   $   --      $   --       $     --       $100,000
    1             0    5,000       5,000        102,000        102,000(1)
    2             0    5,100(1)    5,100(1)     103,514        103,514
    3             0    5,176       5,176        105,020        105,020
    4             0    5,251       5,251         94,013(2)     105,020(2)
    5             0    5,251       5,251         78,793        105,020

(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 102,000 = $5,100).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,013 is less than the Benefit Base of $105,020. The Benefit Base will remain at $105,020.

EXAMPLE 1D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 1c, but with a withdrawal of $10,000 at the end of year 4.

                                              HYPOTHETICAL
                      LIFETIME                  CONTRACT
                       INCOME                   VALUE ON
                       AMOUNT                   CONTRACT     BENEFIT BASE
                        AFTER                  ANNIVERSARY        ON
CONTRACT   PURCHASE   PURCHASE   WITHDRAWAL     PRIOR TO       CONTRACT
  YEAR      PAYMENT    PAYMENT      TAKEN       RIDER FEE    ANNIVERSARY
--------   --------   --------   ----------   ------------   ------------
At issue   $100,000   $   --       $    --      $     --      $100,000
    1             0    5,000         5,000       102,000       102,000
    2             0    5,100         5,100       103,514       103,514
    3             0    5,176         5,176       105,020       105,020
    4             0    5,251        10,000        89,264        89,264(1)
    5             0    4,463(1)      4,463        75,307        89,264

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,251. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,264) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,020-10,000 = $95,020). The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 89,264 = $4,463).

EXAMPLES 2A, 2B, 2C AND 2D DEMONSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE - JOINT LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING FOR WITHDRAWALS. Assume a single Purchase Payment of $100,000 at the youngest Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 20 years from issue.

                                                          BENEFIT BASE
                       LIFETIME                                ON
CONTRACT   PURCHASE     INCOME    WITHDRAWAL                CONTRACT
  YEAR     PAYMENTS     AMOUNT       TAKEN      BONUS      ANNIVERSARY
--------   --------   ---------   ----------   ------     ------------
At issue   $100,000      N/A        $    0     $    0      $100,000(1)
    1             0      N/A             0      6,000(2)    106,000(3)
    2             0      N/A             0      6,000       112,000
    3             0      N/A             0      6,000       118,000
    4             0      N/A             0      6,000       124,000
    5             0      N/A             0      6,000       130,000
    6             0      N/A             0      6,000       136,000
    7             0      N/A             0      6,000       142,000
    8             0      N/A             0      6,000       148,000
    9             0      N/A             0      6,000       154,000
   10             0      N/A             0      6,000       160,000
   11             0   $7,600(4)      7,600          0       160,000
   12             0    7,600         7,600          0       160,000
   13             0    7,600         7,600          0       160,000
   14             0    7,600         7,600          0       160,000
   15             0    7,600         7,600          0       160,000
   20             0    7,600         7,600          0       160,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Benefit Base. The bonus amount is equal to 6% of the total Purchase Payments to date (.06 X $100,000 = $6,000).

(3) Following a bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the bonus increased by the amount of the bonus ($100,000 + $6,000 = $106,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 4.75% of the Benefit Base at that time (.0475 X $160,000 = $7,600)

EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at youngest Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                                                             BENEFIT     LIFETIME INCOME
                          BENEFIT BASE      LIFETIME INCOME                  BASE ON        AMOUNT ON
CONTRACT   PURCHASE           AFTER          AMOUNT AFTER     WITHDRAWAL     CONTRACT        CONTRACT
  YEAR     PAYMENTS     PURCHASE PAYMENT   PURCHASE PAYMENT      TAKEN     ANNIVERSARY     ANNIVERSARY
--------   --------     ----------------   ----------------   ----------   -----------   ---------------
At issue   $100,000        $100,000            $4,750           $   --       $100,000         $5,000
    1        10,000(1)      110,000(1)          5,225(1)         5,225        110,000          5,225
    2        10,000(2)      114,775(2)          5,452(2)         5,452        114,775          5,452

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 X $110,000 = $5,225).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 +(10,000-5,225) = $114,775) The Lifetime Income Amount is calculated as 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 X $114,775 = $5,451.81).

EXAMPLE 2C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2 of the youngest Covered Person, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

                                                        HYPOTHETICAL
                         LIFETIME INCOME              CONTRACT VALUE ON
                          AMOUNT AFTER                    CONTRACT
               PURCHASE     PURCHASE      WITHDRAWAL  ANNIVERSARY PRIOR     BENEFIT BASE ON
CONTRACT YEAR  PAYMENTS      PAYMENT         TAKEN      TO RIDER FEE     CONTRACT ANNIVERSARY
-------------  --------  ---------------  ----------  -----------------  --------------------
  At issue     $100,000     $   --         $   --        $     --             $100,000
      1               0      4,750          4,750         102,250              102,250
      2               0      4,857(1)       4,857(1)      104,025              104,025(1)
      3               0      4,941          4,941         105,800              105,800
      4               0      5,026          5,026          94,977(2)           105,800(2)
      5               0      5,026          5,026          79,882              105,800

(1) At the end of Contract Year 1, the Contract Value in this example, $102,250 is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.0475 x $102,000 = $4,856.88).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,977 is less than the Benefit Base of $105,800. The Benefit Base will remain at $105,800.

EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 2c, but with a withdrawal of $10,000 at the end of year 4.

                                                        HYPOTHETICAL
                         LIFETIME INCOME              CONTRACT VALUE ON
                          AMOUNT AFTER                    CONTRACT
               PURCHASE     PURCHASE      WITHDRAWAL  ANNIVERSARY PRIOR     BENEFIT BASE ON
CONTRACT YEAR  PAYMENTS      PAYMENT         TAKEN      TO RIDER FEE     CONTRACT ANNIVERSARY
-------------  --------  ---------------  ----------  -----------------  --------------------
At issue       $100,000     $   --          $    --        $     --           $100,000
   1                  0      4,750            4,750         102,250            102,250
   2                  0      4,857            4,857         104,025            104,025
   3                  0      4,941            4,941         105,800            105,800
   4                  0      5,026           10,000          90,002             90,002(1)
   5                  0      4,275(1)         4,275          76,156             90,002

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,026. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($90,002) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,800-10,000 = $95,800). The Lifetime Income Amount will equal 4.75% of the new Benefit Base (.0475 x $90,002 = $4,275).

EXAMPLES 3A, 3B, 3C AND 3D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 3A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.

                                                                           GUARANTEED
                         GUARANTEED  LIFETIME                          WITHDRAWAL BALANCE
               PURCHASE  WITHDRAWAL   INCOME    WITHDRAWAL                 ON CONTRACT
CONTRACT YEAR  PAYMENTS    AMOUNT     AMOUNT       TAKEN     BONUS         ANNIVERSARY
-------------  --------  ----------  --------   ----------  ------     ---------------
  At issue     $100,000      N/A        N/A       $    0    $    0       $100,000(1)
      1               0   $5,000(1)     N/A            0     5,000(2)     105,000(3)
      2               0     5250(3)     N/A            0     5,000        110,000
      3               0    5,500        N/A            0     5,000        115,000
      4               0    5,750        N/A            0     5,000        120,000
      5               0    6,000        N/A            0     5,000        125,000
      6               0    6,250        N/A            0     5,000        130,000
      7               0    6,500        N/A            0     5,000        135,000
      8               0    6,750        N/A            0     5,000        140,000
      9               0    7,000        N/A            0     5,000        145,000
     10               0    7,250        N/A            0     5,000        150,000
     11               0    7,500     $7,500(4)     7,500         0        142,500
     12               0    7,500      7,500        7,500         0        135,000
     13               0    7,500      7,500        7,500         0        127,500
     14               0    7,500      7,500        7,500         0        120,000
     15               0    7,500      7,500        7,500         0        112,500
     20               0    7,500      7,500        7,500         0         75,000
     25               0    7,500      7,500        7,500         0         37,500
     30               0    7,500      7,500        7,500         0              0
     31+              0        0      7,500        7,500         0              0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 X $100,000 = $5,000).

(3) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 3B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                             BENEFIT                                               LIFETIME INCOME
                           BASE AFTER   LIFETIME INCOME              BENEFIT BASE     AMOUNT ON
               PURCHASE     PURCHASE     AMOUNT AFTER    WITHDRAWAL  ON CONTRACT      CONTRACT
CONTRACT YEAR  PAYMENTS      PAYMENT   PURCHASE PAYMENT     TAKEN    ANNIVERSARY     ANNIVERSARY
-------------  --------    ----------  ----------------  ----------  ------------  ---------------
  At issue     $100,000    $100,000        $5,000          $   --      $100,000        $5,000
      1          10,000(1)  110,000(1)      5,500(1)        5,500       104,500         5,500
      2          10,000(2)  114,500(2)      5,725(2)        5,725       108,775         5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $114,500 = $5,725).

EXAMPLE 3C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3,

                                                                           HYPOTHETICAL
                            GUARANTEED                                   CONTRACT VALUE ON      GUARANTEED
                            WITHDRAWAL      LIFETIME INCOME                  CONTRACT       WITHDRAWAL BALANCE
               PURCHASE    AMOUNT AFTER      AMOUNT AFTER    WITHDRAWAL  ANNIVERSARY PRIOR      ON CONTRACT
CONTRACT YEAR  PAYMENTS  PURCHASE PAYMENT  PURCHASE PAYMENT     TAKEN      TO RIDER FEE         ANNIVERSARY
-------------  --------  ----------------  ----------------  ----------  -----------------  ------------------
  At issue     $100,000      $   --            $   --          $   --         $     --          $100,000
      1               0       5,000             5,000           5,000          102,000            95,000
      2               0       5,000             5,000           5,000          103,828            90,000
      3               0       5,000             5,000           5,000          105,781           105,781(1)
      4               0       5,289(2)          5,289(2)        5,289           94,946           100,492

(1) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $107,881 = $5,289).

EXAMPLE 3D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 3c, but with a withdrawal of $10,000 at the end of year 4.

                                                                           HYPOTHETICAL
                            GUARANTEED                                   CONTRACT VALUE ON      GUARANTEED
                            WITHDRAWAL      LIFETIME INCOME                  CONTRACT       WITHDRAWAL BALANCE
               PURCHASE    AMOUNT AFTER      AMOUNT AFTER    WITHDRAWAL  ANNIVERSARY PRIOR      ON CONTRACT
CONTRACT YEAR  PAYMENTS  PURCHASE PAYMENT  PURCHASE PAYMENT     TAKEN      TO RIDER FEE         ANNIVERSARY
-------------  --------  ----------------  ----------------  ----------  -----------------  ------------------
  At issue     $100,000      $   --            $   --         $    --         $     --          $100,000
      1               0       5,000             5,000           5,000          102,000            95,000
      2               0       5,000             5,000           5,000          103,828            90,000
      3               0       5,000             5,000           5,000          105,781           105,781
      4               0       5,289             5,289          10,000           90,235            90,235(1)
      5               0       4,512(1)          4,512(1)        4,512           76,319            85,723

(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,289. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($90,235) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,781-$10,000 = $95,781). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $90,235 =$4,512).

EXAMPLES 4A, 4B, 4C AND 4D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UPS OPTIONAL BENEFIT RIDER.

EXAMPLE 4A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.

                                                                                      GUARANTEED
                           GUARANTEED                                             WITHDRAWAL BALANCE
                PURCHASE   WITHDRAWAL   LIFETIME INCOME   WITHDRAWAL                  ON CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT          AMOUNT          TAKEN      BONUS         ANNIVERSARY
-------------   --------   ----------   ---------------   ----------   ------     ------------------
   At issue     $100,000       N/A            N/A           $    0     $    0         $100,000(1)
      1                0    $5,000(1)         N/A                0      5,000(2)       105,000(3)
      2                0    5,250(3)          N/A                0      5,000          110,000
      3                0    5,500             N/A                0      5,000          115,000
      4                0    5,750             N/A                0      5,000          120,000
      5                0    6,000             N/A                0      5,000          125,000
      6                0    6,250             N/A                0      5,000          130,000
      7                0    6,500             N/A                0      5,000          135,000
      8                0    6,750             N/A                0      5,000          140,000
      9                0    7,000             N/A                0      5,000          145,000
     10                0    7,250             N/A                0      5,000          150,000
     11                0    7,500          $7,500(4)         7,500          0          142,500
     12                0    7,500           7,500            7,500          0          135,000
     13                0    7,500           7,500            7,500          0          127,500
     14                0    7,500           7,500            7,500          0          120,000
     15                0    7,500           7,500            7,500          0          112,500
     20                0    7,500           7,500            7,500          0           75,000
     25                0    7,500           7,500            7,500          0           37,500
     30                0    7,500           7,500            7,500          0                0
     31+               0        0           7,500            7,500          0                0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 X $100,000 = $5,000).

(3) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 4B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                                   LIFETIME INCOME                BENEFIT BASE ON     LIFETIME INCOME
                PURCHASE     BENEFIT BASE AFTER     AMOUNT AFTER     WITHDRAWAL       CONTRACT      AMOUNT ON CONTRACT
CONTRACT YEAR   PAYMENTS      PURCHASE PAYMENT    PURCHASE PAYMENT      TAKEN       ANNIVERSARY         ANNIVERSARY
-------------   --------     ------------------   ----------------   ----------   ---------------   ------------------
  AT ISSUE      $100,000        $100,000              $5,000           $   --         $100,000            $5,000
      1           10,000(1)      110,000(1)            5,500(1)         5,500          104,500             5,500
      2           10,000(2)      114,500(2)            5,725(2)         5,725          108,775             5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income
     Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 +$10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $114,500 = $5,725).

EXAMPLE 4C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Years 1, 2 and 3,

                                                                                 HYPOTHETICAL
                              GUARANTEED      LIFETIME INCOME                  CONTRACT VALUE ON
                              WITHDRAWAL        AMOUNT AFTER                       CONTRACT               GUARANTEED
                PURCHASE     AMOUNT AFTER         PURCHASE      WITHDRAWAL   ANNIVERSARY PRIOR TO   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT          TAKEN           RIDER FEE         CONTRACT ANNIVERSARY
-------------   --------   ----------------   ---------------   ----------   --------------------   ---------------------
   AT ISSUE     $100,000       $   --              $   --         $   --           $     --              $100,000
          1            0        5,000               5,000          5,000            102,000               102,000(1)
          2            0        5,100(2)            5,100          5,100            103,514               103,514
          3            0        5,176               5,176          5,176            105,020               105,020
          4            0        5,251               5,251          5,251             94,012                99,769

(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $102,000.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $102,000 = $5,100).

EXAMPLE 4D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 4c, but with a withdrawal of $10,000 at the end of year 4.

                                                                                 HYPOTHETICAL
                              GUARANTEED      LIFETIME INCOME                  CONTRACT VALUE ON
                              WITHDRAWAL        AMOUNT AFTER                       CONTRACT               GUARANTEED
                PURCHASE     AMOUNT AFTER         PURCHASE      WITHDRAWAL   ANNIVERSARY PRIOR TO   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT          TAKEN           RIDER FEE         CONTRACT ANNIVERSARY
-------------   --------   ----------------   ---------------   ----------   --------------------   ---------------------
   At issue     $100,000       $   --            $   --           $    --          $     --              $100,000
          1            0        5,000             5,000             5,000           102,000               102,000
          2            0        5,100             5,100             5,100           103,514               103,514
          3            0        5,176             5,176             5,176           105,020               105,020
          4            0        5,251             5,251            10,000            89,263                89,263(1)
          5            0        4,463(1)          4,463(1)          4,463            75,307                84,800

(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,251. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,263) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,020-10,000 = $95,020). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $89,263 = $4,463).

EXAMPLES 5A, 5B, 5C AND 5D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION OPTIONAL BENEFIT RIDER.

EXAMPLE 5A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at age 55 of oldest Covered Person, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and either of the Covered Persons survives at least 31 years from issue.

                                                                                      GUARANTEED
                           GUARANTEED                                             WITHDRAWAL BALANCE
                PURCHASE   WITHDRAWAL   LIFETIME INCOME   WITHDRAWAL                  ON CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT          AMOUNT          TAKEN      BONUS         ANNIVERSARY
-------------   --------   ----------   ---------------   ----------   ------     ------------------
   AT ISSUE     $100,000       N/A            N/A           $    0     $    0         $100,000(1)
          1            0    $5,000(1)         N/A                0      5,000(2)       105,000(3)
          2            0     5,250(3)         N/A                0      5,000          110,000
          3            0     5,500            N/A                0      5,000          115,000
          4            0     5,750            N/A                0      5,000          120,000
          5            0     6,000            N/A                0      5,000          125,000
          6            0     6,250            N/A                0      5,000          130,000
          7            0     6,500            N/A                0      5,000          135,000
          8            0     6,750            N/A                0      5,000          140,000
          9            0     7,000            N/A                0      5,000          145,000
         10            0     7,250            N/A                0      5,000          150,000
         11            0     7,500         $7,500(4)         7,500          0          142,500
         12            0     7,500          7,500            7,500          0          135,000
         13            0     7,500          7,500            7,500          0          127,500
         14            0     7,500          7,500            7,500          0          120,000
         15            0     7,500          7,500            7,500          0          112,500
         20            0     7,500          7,500            7,500          0           75,000
         25            0     7,500          7,500            7,500          0           37,500
         30            0     7,500          7,500            7,500          0                0
        31+            0         0          7,500            7,500          0                0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount , the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 X $100,000 = $5,000).

(3) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2 (oldest Covere d Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 5B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at age 65 of oldest Covered Person, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                                   LIFETIME INCOME                BENEFIT BASE ON     LIFETIME INCOME
                PURCHASE     BENEFIT BASE AFTER     AMOUNT AFTER     WITHDRAWAL       CONTRACT      AMOUNT ON CONTRACT
CONTRACT YEAR   PAYMENTS      PURCHASE PAYMENT    PURCHASE PAYMENT      TAKEN       ANNIVERSARY         ANNIVERSARY
-------------   --------     ------------------   ----------------   ----------   ---------------   ------------------
   AT ISSUE     $100,000         $100,000             $5,000           $  --          $100,000            $5,000
          1       10,000(1)       110,000(1)           5,500(1)         5,500          104,500             5,500
          2       10,000(2)       114,500(2)           5,725(2)         5,725          108,775             5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X 110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + $10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $114,500 = $5,725).

EXAMPLE 5C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 65, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3.

                                                                               HYPOTHETICAL
                                                                                 CONTRACT
                                                                                 VALUE ON     GUARANTEED
                               GUARANTEED                                        CONTRACT     WITHDRAWAL
                           WITHDRAWAL AMOUNT    LIFETIME INCOME                 ANNIVERSARY    BALANCE ON
                PURCHASE     AFTER PURCHASE      AMOUNT AFTER     WITHDRAWAL     PRIOR TO      CONTRACT
CONTRACT YEAR   PAYMENTS        PAYMENT        PURCHASE PAYMENT     TAKEN        RIDER FEE    ANNIVERSARY
-------------   --------   -----------------   ----------------   ----------   ------------   -----------
At issue        $100,000        $   --             $   --           $   --      $     --      $100,000
1                      0         5,000              5,000            5,000       102,000        95,000
2                      0         5,000              5,000            5,000       103,560        90,000
3                      0         5,000              5,000            5,000       105,240(1)    105,240(1)
4                      0         5,262(2)           5,262(2)         5,262        94,245        99,978

(1) At the end of Contract Year 3, the Contract Value in this example, $105,240 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,240.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,240 = $5,262). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,240 = $5,262).

EXAMPLE 5D. THIS EXAMPLE ILLUSTRATE EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 5c, but with a withdrawal of $10,000 at the end of year 4.

                                                                               HYPOTHETICAL
                                                                                 CONTRACT
                                                                                 VALUE ON     GUARANTEED
                               GUARANTEED                                        CONTRACT     WITHDRAWAL
                           WITHDRAWAL AMOUNT    LIFETIME INCOME                 ANNIVERSARY    BALANCE ON
                PURCHASE     AFTER PURCHASE      AMOUNT AFTER     WITHDRAWAL     PRIOR TO      CONTRACT
CONTRACT YEAR   PAYMENTS        PAYMENT        PURCHASE PAYMENT     TAKEN        RIDER FEE    ANNIVERSARY
-------------   --------   -----------------   ----------------   ----------   ------------   -----------
At issue        $100,000       $    --             $   --           $    --      $     --     $100,000
1                      0         5,000              5,000             5,000       102,000       95,000
2                      0         5,000              5,000             5,000       103,560       90,000
3                      0         5,000              5,000             5,000       105,240      105,240
4                      0         5,262              5,262            10,000        89,507       89,507(1)
5                      0         4,475(1)           4,475(1)          4,475        75,465       85,031

(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,262. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,507) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,240-$10,000 = $95,240). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $89,507 = $4,475).

                        Appendix D: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a traditional IRA or another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.

If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

     -    you have adjusted gross income over $100,000; or

     -    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement planare generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

     -    earnings on those contributions; and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

     - A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                        (Page intentionally left blank.)

            Appendix E: Examples of Payment Enhancement Calculations

The Payment Enhancement is determined based on the cumulative amount of your payments. The Payment Enhancements, as a percentage of payments, are shown in the table below.

  CUMULATIVE PAYMENTS    PAYMENT ENHANCEMENT(1)
----------------------   ----------------------
  $10,000 to $499,999             3.0%
$500,000 to $2,499,999            4.0%
 $2,500,000 and above             5.0%

Payment Enhancements are payable as a percentage of the payment being made. The two examples below demonstrate how the Payment Enhancement is calculated:

EXAMPLE 1. Assume an initial payment of $400,000 and a subsequent payment of $200,000. Payment Enhancements would be determined as follows(2):

     - A Payment Enhancement of $12,000 (3% x $400,000) would be allocated among the Investment Options in proportion to the allocation of the $400,000 initial payment,

     - A Payment Enhancement of $8,000 (4% x $200,000) would be allocated among the Investment Options in proportion to the allocation of the $200,000 subsequent payment.

EXAMPLE 2. Assume an initial payment of $200,000 and a subsequent payment of $400,000. Payment Enhancements would be determined as follows(2):

     - A Payment Enhancement of $6,000 (3% x $200,000) would be allocated among the Investment Options in proportion to the allocation of the $200,000 initial payment,

     - A Payment Enhancement of $16,000 (4% x $400,000) would be allocated among the Investment Options in proportion to the allocation of the $400,000 subsequent payment.

(1) Promotional Payment Enhancement rates that are currently in effect for new Contracts are higher (see "V. Description of the Contract - Payment Enhancements").

(2) Unless we receive a Letter of Intent from you representing that additional Purchase Payments will be received within 13 months of the issue date of the Contract. If we receive a Letter of Intent, the Payment Enhancement will be determined using the percentage associated with the total amount of Purchase Payments indicated in the Letter of Intent (see "V. Description of the Contract - Payment Enhancements").

                        (Page intentionally left blank.)

                 APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

     -    Venture Vantage(R) Contracts with no optional benefit Riders;

     - Venture Vantage(R) Contracts with an optional Annual Step Death Benefit Rider; and

     - Previously issued Venture Vantage(R) Contracts with an optional Guaranteed Earnings Multiplier ("GEM") optional benefit Rider.

Please note that fees for a guaranteed minimum withdrawal benefit Rider are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Vantage New Sales

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

               ACCUMULATION UNIT VALUES- VANTAGE VARIABLE ANNUITY

                             YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)

Contracts with no Optional Benefits
Value at Start of Year    $12.410162 $12.500000         --         --         --       --       --       --       --       --
Value at End of Year       13.012317  12.410162         --         --         --       --       --       --       --       --
No. of Units               3,087,417    791,907         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     12.399892  12.500000         --         --         --       --       --       --       --       --
Value at End of Year       12.975650  12.399892         --         --         --       --       --       --       --       --
No. of Units               1,989,870    561,066         --         --         --       --       --       --       --       --

AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year     19.130193  16.807957  15.254034  12.500000         --       --       --       --       --       --
Value at End of Year       20.653351  19.130193  16.807957  15.254034         --       --       --       --       --       --
No. of Units               6,656,145  5,934,668  4,644,778    418,891         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     19.028876  16.752296  15.234022  12.500000         --       --       --       --       --       --
Value at End of Year       20.503034  19.028876  16.752296  15.234022         --       --       --       --       --       --
No. of Units               2,791,715  2,148,990  1,426,218    391,517         --       --       --       --       --       --

AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year     17.233995  16.623657  15.372805  12.500000         --       --       --       --       --       --
Value at End of Year       19.450139  17.233995  16.623657  15.372805         --       --       --       --       --       --
No. of Units               5,744,824  4,904,505  3,699,484    233,294         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     17.142690  16.568595  15.352637  12.500000         --       --       --       --       --       --
Value at End of Year       19.308566  17.142690  16.568595  15.352637         --       --       --       --       --       --
No. of Units               2,756,448  2,110,126  1,371,928    258,399         --       --       --       --       --       --

AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year     22.946316  19.280394  16.491401  12.500000         --       --       --       --       --       --
Value at End of Year       26.734523  22.946316  19.280394  16.491401         --       --       --       --       --       --
No. of Units               3,450,578  2,717,581  1,774,536     98,509         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     22.824807  19.216554  16.469766  12.500000         --       --       --       --       --       --
Value at End of Year       26.539979  22.824807  19.216554  16.469766         --       --       --       --       --       --
No. of Units               1,451,379  1,083,099    611,849     67,542         --       --       --       --       --       --

BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     14.431593  13.910241  12.981709  10.219054  12.500000       --       --       --       --       --
Value at End of Year       15.533561  14.431593  13.910241  12.981709  10.219054       --       --       --       --       --
No. of Units               1,089,323  1,204,800  1,158,877    617,589    418,888       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     14.327062  13.837048  12.939311  10.206043  12.500000       --       --       --       --       --
Value at End of Year       15.390317  14.327062  13.837048  12.939311  10.206043       --       --       --       --       --
No. of Units                 291,720    297,497    213,224     30,882     10,085       --       --       --       --       --

CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     14.654969  13.089938  12.171848   9.556431  12.500000       --       --       --       --       --
Value at End of Year       14.727981  14.654969  13.089938  12.171848   9.556431       --       --       --       --       --
No. of Units                 563,128    182,168    195,765    211,754    124,844       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     14.548803  13.021044  12.132085   9.544262  12.500000       --       --       --       --       --
Value at End of Year       12.964816  14.548803  13.021044  12.132085   9.544262       --       --       --       --       --
No. of Units                 128,538     15,268      6,137      3,248      4,124       --       --       --       --       --

Vantage New Sales

                             YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year    $14.792845 $13.754542 $12.500000         --         --       --       --       --       --       --
Value at End of Year       16.872448  14.792845  13.754542         --         --       --       --       --       --       --
No. of Units                 354,296    162,522     66,024         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     14.743839  13.736322  12.500000         --         --       --       --       --       --       --
Value at End of Year       16.783055  14.743839  13.736322         --         --       --       --       --       --       --
No. of Units                  61,604     29,081     11,947         --         --       --       --       --       --       --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year     14.648304  14.064773  12.500000         --         --       --       --       --       --       --
Value at End of Year       15.357367  14.648304  14.064773         --         --       --       --       --       --       --
No. of Units                 336,984    456,258    300,879         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     14.599758  14.046138  12.500000         --         --       --       --       --       --       --
Value at End of Year       15.275960  14.599758  14.046138         --         --       --       --       --       --       --
No. of Units                 165,723    202,252     97,703         --         --       --       --       --       --       --

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     14.825708  14.516669  12.864713  10.419024  12.500000       --       --       --       --       --
Value at End of Year       17.337374  14.825708  14.516669  12.864713  10.419024       --       --       --       --       --
No. of Units               1,560,317  1,745,873  1,642,979  1,114,993    766,558       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     14.718317  14.440278  12.822685  10.405752  12.500000       --       --       --       --       --
Value at End of Year       17.177495  14.718317  14.440278  12.822685  10.405752       --       --       --       --       --
No. of Units                 421,534    431,365    266,760     80,834     16,980       --       --       --       --       --

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     15.738520  14.580230  13.451522  10.241025  12.500000       --       --       --       --       --
Value at End of Year       19.025897  15.738520  14.580230  13.451522  10.241025       --       --       --       --       --
No. of Units                 223,983    208,038    206,195    190,654    125,127       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     15.624517  14.503495  13.407583  10.227986  12.500000       --       --       --       --       --
Value at End of Year       18.850460  15.624517  14.503495  13.407583  10.227986       --       --       --       --       --
No. of Units                  39,487     30,059     26,277     15,535        836       --       --       --       --       --

FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     15.822838  14.783043  13.472600  10.559943  12.500000       --       --       --       --       --
Value at End of Year       17.798619  15.822838  14.783043  13.472600  10.559943       --       --       --       --       --
No. of Units               1,613,638  1,236,685    999,806    788,137    722,275       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     15.708228  14.705246  13.428610  10.546509  12.500000       --       --       --       --       --
Value at End of Year       17.634502  15.708228  14.705246  13.428610  10.546509       --       --       --       --       --
No. of Units                 660,220    433,555    197,850     31,408     11,638       --       --       --       --       --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     14.605849  14.002434  12.638742  10.149550  12.500000       --       --       --       --       --
Value at End of Year       16.291586  14.605849  14.002434  12.638742  10.149550       --       --       --       --       --
No. of Units               1,124,811    798,432    434,763    117,087     64,984       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     14.500051  13.928749  12.597473  10.136635  12.500000       --       --       --       --       --
Value at End of Year       16.141369  14.500051  13.928749  12.597473  10.136635       --       --       --       --       --
No. of Units                 786,453    535,067    234,440      9,046        830       --       --       --       --       --

GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     16.162566  17.584406  16.225841  14.308974  12.500000       --       --       --       --       --
Value at End of Year       16.721256  16.162566  17.584406  16.225841  14.308974       --       --       --       --       --
No. of Units                 951,122    689,169    505,945    331,386    221,118       --       --       --       --       --

Vantage New Sales

                             YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year    $16.045535 $17.491941 $16.172895 $14.290823 $12.500000       --       --       --       --       --
Value at End of Year       16.567109  16.045535  17.491941  16.172895  14.290823       --       --       --       --       --
No. of Units                 505,289    348,357    163,463     58,633      9,679       --       --       --       --       --

HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     17.830852  16.107097  14.220030  10.626002  12.500000       --       --       --       --       --
Value at End of Year       18.991253  17.830852  16.107097  14.220030  10.626002       --       --       --       --       --
No. of Units                 386,178    357,276    331,788    300,443    187,281       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     17.701664  16.022313  14.173571  10.612467  12.500000       --       --       --       --       --
Value at End of Year       18.816077  17.701664  16.022313  14.173571  10.612467       --       --       --       --       --
No. of Units                  73,278     74,870     56,393     33,516      5,305       --       --       --       --       --

HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     15.941511  15.633635  14.324530  11.713618  12.500000       --       --       --       --       --
Value at End of Year       17.304026  15.941511  15.633635  14.324530  11.713618       --       --       --       --       --
No. of Units                 465,143    527,606    644,525    535,198    182,041       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     15.826048  15.551396  14.277775  11.698735  12.500000       --       --       --       --       --
Value at End of Year       17.144483  15.826048  15.551396  14.277775  11.698735       --       --       --       --       --
No. of Units                 111,397    215,221    181,616    173,522     76,459       --       --       --       --       --

INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     14.743097  14.261910  13.484978  10.844734  12.500000       --       --       --       --       --
Value at End of Year       15.739087  14.743097  14.261910  13.484978  10.844734       --       --       --       --       --
No. of Units                 519,624    553,526    611,366    449,663    310,937       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     14.636323  14.186875  13.440953  10.830938  12.500000       --       --       --       --       --
Value at End of Year       15.593967  14.636323  14.186875  13.440953  10.830938       --       --       --       --       --
No. of Units                 104,558    106,569     93,132     51,598      4,107       --       --       --       --       --

INDEX ALLOCATION TRUST - SERIES II SHARES (units first credited 2-13-2006)

Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       13.503317         --         --         --         --       --       --       --       --       --
No. of Units                 770,055         --         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       13.479737         --         --         --         --       --       --       --       --       --
No. of Units                 347,176         --         --         --         --       --       --       --       --       --

INTERNATIONAL CORE TRUST (FORMERLY, INTERNATIONAL STOCK TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     16.071601  14.106539  12.420452   9.684206  12.500000       --       --       --       --       --
Value at End of Year       19.720898  16.071601  14.106539  12.420452   9.684206       --       --       --       --       --
No. of Units                 182,584    148,278    174,243    145,022    116,451       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     15.955163  14.032279  12.379856   9.671864  12.500000       --       --       --       --       --
Value at End of Year       19.539027  15.955163  14.032279  12.379856   9.671864       --       --       --       --       --
No. of Units                  40,486     19,364      9,947      5,510      3,919       --       --       --       --       --

INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year     15.351670  12.500000         --         --         --       --       --       --       --       --
Value at End of Year       18.729394  15.351670         --         --         --       --       --       --       --       --
No. of Units                 370,887    113,101         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     15.331369  12.500000         --         --         --       --       --       --       --       --
Value at End of Year       18.667360  15.331369         --         --         --       --       --       --       --       --
No. of Units                  51,402     16,220         --         --         --       --       --       --       --       --

Vantage New Sales

                              YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED       ENDED       ENDED       ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06    12/31/05    12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year    $ 19.377439 $ 17.910728 $ 15.050495 $ 9.878693 $12.500000       --       --       --       --       --
Value at End of Year        24.337272   19.377439   17.910728  15.050495   9.878693       --       --       --       --       --
No. of Units                  158,412     166,799     170,357     87,054     53,743       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year      19.237114   17.816506   15.001355   9.866121  12.500000       --       --       --       --       --
Value at End of Year        24.112910   19.237114   17.816506  15.001355   9.866121       --       --       --       --       --
No. of Units                   86,241      82,013      56,009     17,077        497       --       --       --       --       --

INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year      18.070607   16.636993   13.921688   9.783417  12.500000       --       --       --       --       --
Value at End of Year        23.001890   18.070607   16.636993  13.921688   9.783417       --       --       --       --       --
No. of Units                  948,384     916,366     833,752    625,371    529,848       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year      17.939725   16.549456   13.876213   9.770965  12.500000       --       --       --       --       --
Value at End of Year        22.789826   17.939725   16.549456  13.876213   9.770965       --       --       --       --       --
No. of Units                  193,480     186,031      90,653     26,197      9,713       --       --       --       --       --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year      14.581393   14.514565   14.086938  13.341290  12.500000       --       --       --       --       --
Value at End of Year        14.840203   14.581393   14.514565  14.086938  13.341290       --       --       --       --       --
No. of Units                  599,015     437,529     319,935    334,870    200,438       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year      14.475739   14.438164   14.040925  13.324346  12.500000       --       --       --       --       --
Value at End of Year        14.703313   14.475739   14.438164  14.040925  13.324346       --       --       --       --       --
No. of Units                  274,281     159,444      66,125     37,853      4,969       --       --       --       --       --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year             --   13.003457   12.459436  10.103824  12.500000       --       --       --       --       --
Value at End of Year               --   12.800895   13.003457  12.459436  10.103824       --       --       --       --       --
No. of Units                       --     528,213     555,743    525,535    408,713       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year             --   12.935008   12.418740  10.090965  12.500000       --       --       --       --       --
Value at End of Year               --   12.708135   12.935008  12.418740  10.090965       --       --       --       --       --
No. of Units                       --     123,910      97,380     37,435      3,838       --       --       --       --       --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year      16.536348   15.201986   13.303764  10.014935  12.500000       --       --       --       --       --
Value at End of Year        18.756146   16.536348   15.201986  13.303764  10.014935       --       --       --       --       --
No. of Units                1,120,419   1,148,674   1,022,079    652,925    469,497       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year      16.416565   15.121981   13.260309  10.002183  12.500000       --       --       --       --       --
Value at End of Year        18.583189   16.416565   15.121981  13.260309  10.002183       --       --       --       --       --
No. of Units                  302,739     269,469     111,190    227,621    215,430       --       --       --       --       --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year      16.261645   15.462674   13.847840  11.344216  12.500000       --       --       --       --       --
Value at End of Year        18.014631   16.261645   15.462674  13.847840  11.344216       --       --       --       --       --
No. of Units               33,120,895  24,211,507  12,415,096  3,242,220  2,169,689       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year      16.143848   15.381311   13.802621  11.329788  12.500000       --       --       --       --       --
Value at End of Year        17.848505   16.143848   15.381311  13.802621  11.329788       --       --       --       --       --
No. of Units               13,861,070   9,885,418   4,522,346    714,035    348,694       --       --       --       --       --

Vantage New Sales

                               YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED       ENDED       ENDED       ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                             12/31/06   12/31/05    12/31/04    12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     $ 14.827729 $ 14.647741 $ 13.710475 $12.482816 $12.500000       --       --       --       --       --
Value at End of Year         15.786743   14.827729   14.647741  13.710475  12.482816       --       --       --       --       --
No. of Units                 2,984,536   2,477,002   1,848,666    846,094    483,478       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year       14.720320   14.570649   13.665685  12.466950  12.500000       --       --       --       --       --
Value at End of Year         15.641174   14.720320   14.570649  13.665685  12.466950       --       --       --       --       --
No. of Units                 1,265,059   1,182,877     802,698    252,968     72,309       --       --       --       --       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       16.405116   15.353990   13.607605  10.676694  12.500000       --       --       --       --       --
Value at End of Year         18.298882   16.405116   15.353990  13.607605  10.676694       --       --       --       --       --
No. of Units                39,243,411  24,747,793  11,814,241  2,783,038  1,647,423       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year       16.286288   15.273191   13.563170  10.663111  12.500000       --       --       --       --       --
Value at End of Year         18.130144   16.286288   15.273191  13.563170  10.663111       --       --       --       --       --
No. of Units                19,387,383  12,065,922   5,041,971    755,261    336,348       --       --       --       --       --

LIFESTYLE MODERATE TRUST (FORMERLY, LIFESTYLE MODERATE 460) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       15.455954   15.093076   13.805228  11.899608  12.500000       --       --       --       --       --
Value at End of Year         16.768280   15.455954   15.093076  13.805228  11.899608       --       --       --       --       --
No. of Units                 8,240,533   7,038,621   3,928,697  1,474,624    859,403       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year       15.344003   15.013674   13.760160  11.884486  12.500000       --       --       --       --       --
Value at End of Year         16.613664   15.344003   15.013674  13.760160  11.884486       --       --       --       --       --
No. of Units                 3,397,173   2,578,618   1,348,141    333,204     48,506       --       --       --       --       --

MID CAP CORE TRUST (MERGED INTO MID CAP INDEX TRUST EFF 12-01-2006) - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year              --   17.019053   15.145084  12.500000         --       --       --       --       --       --
Value at End of Year                --   17.745050   17.019053  15.145084         --       --       --       --       --       --
No. of Units                        --     201,165     259,908     38,056         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year              --   16.962682   15.125220  12.500000         --       --       --       --       --       --
Value at End of Year                --   17.651047   16.962682  15.125220         --       --       --       --       --       --
No. of Units                        --      64,652      54,409     27,272         --       --       --       --       --       --

MID CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       16.582133   15.064068   13.229759  10.003045  12.500000       --       --       --       --       --
Value at End of Year         17.869677   16.582133   15.064068  13.229759  10.003045       --       --       --       --       --
No. of Units                   322,356     296,910     255,414    235,468    165,624       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year       16.462022   14.984785   13.186545   9.990307  12.500000       --       --       --       --       --
Value at End of Year         17.704889   16.462022   14.984785  13.186545   9.990307       --       --       --       --       --
No. of Units                   122,868      76,107      62,541     18,879      2,557       --       --       --       --       --

MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       18.617492   16.523886   14.132733  10.110257  12.500000       --       --       --       --       --
Value at End of Year         20.771118   18.617492   16.523886  14.132733  10.110257       --       --       --       --       --
No. of Units                   642,322     652,533     458,499    354,941    224,592       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year       18.482630   16.436929   14.086575  10.097385  12.500000       --       --       --       --       --
Value at End of Year         20.579558   18.482630   16.436929  14.086575  10.097385       --       --       --       --       --
No. of Units                   118,178      97,800      65,417     29,443      7,166       --       --       --       --       --

MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       12.298010   12.190012   12.306299  12.450973  12.500000       --       --       --       --       --
Value at End of Year         12.621942   12.298010   12.190012  12.306299  12.450973       --       --       --       --       --
No. of Units                 3,208,681   2,410,775   2,036,705  1,853,729  2,789,943       --       --       --       --       --

Vantage New Sales

                               YEAR       YEAR        YEAR        YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                               ENDED      ENDED       ENDED       ENDED      ENDED    ENDED    ENDED     ENDED    ENDED    ENDED
                             12/31/06   12/31/05    12/31/04    12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ----------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     $ 12.208916 $ 12.125860 $ 12.266109 $12.435154 $12.500000       --       --       --       --       --
Value at End of Year         12.505535   12.208916   12.125860  12.266109  12.435154       --       --       --       --       --
No. of Units                 1,152,304     937,159   1,060,830    390,915    115,361       --       --       --       --       --

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year       31.340000   21.737618   17.798104  12.500000         --       --       --       --       --       --
Value at End of Year         37.658616   31.340000   21.737618  17.798104         --       --       --       --       --       --
No. of Units                   839,163     891,398     515,521     48,703         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year       31.174124   21.665649   17.774754  12.500000         --       --       --       --       --       --
Value at End of Year         37.384678   31.174124   21.665649  17.774754         --       --       --       --       --       --
No. of Units                   202,337     191,510      72,421     15,496         --       --       --       --       --       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       19.490423   15.781873   13.723612   9.918704  12.500000       --       --       --       --       --
Value at End of Year         21.287020   19.490423   15.781873  13.723612   9.918704       --       --       --       --       --
No. of Units                   177,297     354,056     200,985    184,678    117,626       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year       19.455050   15.761085   13.712408   9.915550  12.500000       --       --       --       --       --
Value at End of Year         21.237781   19.455050   15.761085  13.712408   9.915550       --       --       --       --       --
No. of Units                   106,054     107,739      85,032     94,203     36,228       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year       19.349286   15.698845   13.678796   9.906070  12.500000       --       --       --       --       --
Value at End of Year         21.090748   19.349286   15.698845  13.678796   9.906070       --       --       --       --       --
No. of Units                    23,387      29,037      12,170      5,683        605       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year       19.314161   15.678158   13.667613   9.902913  12.500000       --       --       --       --       --
Value at End of Year         21.041964   19.314161   15.678158  13.667613   9.902913       --       --       --       --       --
No. of Units                    18,026      24,271      16,774     12,133      8,249       --       --       --       --       --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year       25.733555   20.920290   18.264938  12.500000         --       --       --       --       --       --
Value at End of Year         27.993711   25.733555   20.920290  18.264938         --       --       --       --       --       --
No. of Units                     2,688       7,277       7,141         --         --       --       --       --       --       --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       23.088749   21.000811   16.187204  11.832903  12.500000       --       --       --       --       --
Value at End of Year         31.333425   23.088749   21.000811  16.187204  11.832903       --       --       --       --       --
No. of Units                   505,248     549,302     578,054    455,136    366,719       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year       22.921571   20.890350   16.134374  11.817865  12.500000       --       --       --       --       --
Value at End of Year         31.044639   22.921571   20.890350  16.134374  11.817865       --       --       --       --       --
No. of Units                   119,488     105,556      64,907     32,471      9,067       --       --       --       --       --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year       13.710251   13.674291   13.779908   9.301177  12.500000       --       --       --       --       --
Value at End of Year         14.225598   13.710251   13.674291  13.779908   9.301177       --       --       --       --       --
No. of Units                   424,690     445,073     507,193    473,288    189,623       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year       13.610927   13.602330   13.734908   9.289319  12.500000       --       --       --       --       --
Value at End of Year         14.094385   13.610927   13.602330  13.734908   9.289319       --       --       --       --       --
No. of Units                   126,500     116,322      98,293         --         --       --       --       --       --       --

SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year       15.811284   12.500000          --         --         --       --       --       --       --       --
Value at End of Year         17.626074   15.811284          --         --         --       --       --       --       --       --
No. of Units                   293,586     178,315          --         --         --       --       --       --       --       --

Vantage New Sales

                             YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year    $15.790370 $12.500000         --         --         --       --       --       --       --       --
Value at End of Year       17.567684  15.790370         --         --         --       --       --       --       --       --
No. of Units                  48,063     29,006         --         --         --       --       --       --       --       --

SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year     22.651428  21.377714  17.303217  12.500000         --       --       --       --       --       --
Value at End of Year       24.576972  22.651428  21.377714  17.303217         --       --       --       --       --       --
No. of Units                 210,222    234,997    275,279     11,805         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     22.531494  21.306957  17.280544  12.500000         --       --       --       --       --       --
Value at End of Year       24.398109  22.531494  21.306957  17.280544         --       --       --       --       --       --
No. of Units                  49,937     47,527     17,063      6,233         --       --       --       --       --       --

SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year     14.243703  12.500000         --         --         --       --       --       --       --       --
Value at End of Year       16.694597  14.243703         --         --         --       --       --       --       --       --
No. of Units                 729,819    486,060         --         --         --       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     14.224850  12.500000         --         --         --       --       --       --       --       --
Value at End of Year       16.639285  14.224850         --         --         --       --       --       --       --       --
No. of Units                 132,780     92,550         --         --         --       --       --       --       --       --

SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-01-2004)

Contracts with no Optional Benefits
Value at Start of Year     17.385141  16.534394  13.441223  10.220525  12.500000       --       --       --       --       --
Value at End of Year       19.721725  17.385141  16.534394  13.441223  10.220525       --       --       --       --       --
No. of Units                 781,620    723,156    965,084    740,786    501,816       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     17.259237  16.447403  13.397323  10.207514  12.500000       --       --       --       --       --
Value at End of Year       19.539902  17.259237  16.447403  13.397323  10.207514       --       --       --       --       --
No. of Units                 132,066    133,055    101,306     44,866     18,730       --       --       --       --       --

STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     15.316028  15.184102  14.495147  13.036506  12.500000       --       --       --       --       --
Value at End of Year       16.116200  15.316028  15.184102  14.495147  13.036506       --       --       --       --       --
No. of Units                 763,949    844,231    659,837    257,912    189,217       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     15.205102  15.104238  14.447843  13.019956  12.500000       --       --       --       --       --
Value at End of Year       15.967600  15.205102  15.104238  14.447843  13.019956       --       --       --       --       --
No. of Units                 259,992    278,355    204,907     36,764      5,488       --       --       --       --       --

TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     14.286631  14.190100  13.764147  13.329613  12.500000       --       --       --       --       --
Value at End of Year       14.548416  14.286631  14.190100  13.764147  13.329613       --       --       --       --       --
No. of Units               1,552,236  2,119,976  2,254,339  2,344,730  1,898,403       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     14.183124  14.115409  13.719187  13.312683  12.500000       --       --       --       --       --
Value at End of Year       14.414224  14.183124  14.115409  13.719187  13.312683       --       --       --       --       --
No. of Units                 307,878    296,922    536,727    434,630    348,765       --       --       --       --       --

U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     13.252212  13.265780  13.119753  13.115897  12.500000       --       --       --       --       --
Value at End of Year       13.595638  13.252212  13.265780  13.119753  13.115897       --       --       --       --       --
No. of Units               1,131,909  1,360,290  1,720,836  1,594,705  1,388,586       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     13.156206  13.195972  13.076906  13.099241  12.500000       --       --       --       --       --
Value at End of Year       13.470255  13.156206  13.195972  13.076906  13.099241       --       --       --       --       --
No. of Units                  59,377     74,149     74,867     82,366    116,017       --       --       --       --       --

Vantage New Sales

                             YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year    $14.919872 $14.331439 $13.340177 $ 9.912272 $12.500000       --       --       --       --       --
Value at End of Year       16.212471  14.919872  14.331439  13.340177   9.912272       --       --       --       --       --
No. of Units                 748,540    832,991    930,750    744,065    611,671       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     14.811805  14.256031  13.296623   9.899663  12.500000       --       --       --       --       --
Value at End of Year       16.062972  14.811805  14.256031  13.296623   9.899663       --       --       --       --       --
No. of Units                 110,459    128,668    114,004     40,698     14,742       --       --       --       --       --

VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year     16.255092  14.693262  12.972509   9.505656  12.500000       --       --       --       --       --
Value at End of Year       19.334420  16.255092  14.693262  12.972509   9.505656       --       --       --       --       --
No. of Units                 321,546    274,214    333,067    196,588    134,449       --       --       --       --       --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year     16.137336  14.615931  12.930141   9.493546  12.500000       --       --       --       --       --
Value at End of Year       19.156131  16.137336  14.615931  12.930141   9.493546       --       --       --       --       --
No. of Units                  52,155     31,701     54,054     17,188      3,602       --       --       --       --       --

                                                    Prospectus dated May 1, 2007

                             (JOHN HANCOCK(R) LOGO)

                             JOHN HANCOCK ANNUITIES


                       Venture Vantage(R) Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS



This Prospectus describes interests in VENTURE VANTAGE(R) flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York. Unless otherwise specified, "we," "us," "our," or the "Company" refers to John Hancock USA. We do not authorize this Prospectus for use in connection with the purchase of a new Venture Vantage(R) Variable Annuity Contract on or after May 1, 2007.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (the "Separate Account"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus:



JOHN HANCOCK TRUST
500 Index Trust(1)
Active Bond Trust(1)
All Cap Core Trust(1)
All Cap Growth Trust(1)
All Cap Value Trust(1)
American Asset Allocation Trust
American Blue Chip Income & Growth Trust(1)
American Bond Trust
American Global Growth Trust
American Global Small Cap Trust
American Growth Trust
American Growth-Income Trust
American High Income Trust
American International Trust
American New World Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Classic Value Trust
Core Bond Trust(1)
Core Equity Trust
Dynamic Growth Trust(1)
Emerging Growth Trust(1)
Emerging Small Company Trust(1)
Equity-Income Trust
Financial Services Trust



JOHN HANCOCK TRUST
Franklin Templeton Founding Allocation Trust
Fundamental Value Trust
Global Trust(1)
Global Allocation Trust
Global Bond Trust
Health Sciences Trust
High Income Trust
High Yield Trust
Income & Value Trust
Index Allocation Trust
International Core Trust (formerly International Stock Trust)
International Equity Index Trust A(1)
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust(1)
Large Cap Value Trust(1)
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust
Mid Cap Intersection Trust



JOHN HANCOCK TRUST
Mid Cap Stock Trust
Mid Cap Value Trust(1)
Money Market Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust(1)
Quantitative Mid Cap Trust(1)
Quantitative Value Trust(1)
Real Estate Securities Trust
Real Return Bond Trust(1)
Science & Technology Trust
Small Cap Trust(1)
Small Cap Growth Trust
Small Cap Index Trust(1)
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Trust(1)
Small Company Value Trust
Special Value Trust(1)
Strategic Bond Trust
Strategic Income Trust(1)
Total Return Trust
Total Stock Market Index Trust(1)



JOHN HANCOCK TRUST
U.S. Core Trust (formerly Growth & Income Trust)(1)
U.S. Global Leaders Growth Trust(1)
U.S. Government Securities Trust
U.S. High Yield Bond Trust(1)
U.S. Large Cap Trust
Utilities Trust(1)
Value Trust



BLACKROCK VARIABLE SERIES FUNDS, INC.(2)
BlackRock Basic Value V. I. Fund
BlackRock Value Opportunities V. I. Fund
BlackRock Global Allocation V. I. Fund


PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset Portfolio


(1)  Not available for Contracts issued on or after May 1, 2006.



(2)  Not available with Contracts issued on or after January 28, 2002.



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



We add a "Payment Enhancement" of at least 3% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.



     JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)



     ANNUITIES SERVICE CENTER           MAILING ADDRESS
     601 Congress Street                Post Office Box 55230
     Boston, Massachusetts 02210-2805   Boston, Massachusetts 02205-5230
     (617) 663-3000 or                  www.jhannuities.com
     (800) 344-1029

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS...............................................    1
II. OVERVIEW...............................................................    3
III. FEE TABLES............................................................    7
   EXAMPLES................................................................    9
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNT AND THE FUNDS.......   17
   THE COMPANY.............................................................   17
   THE SEPARATE ACCOUNT....................................................   17
   THE FUNDS...............................................................   18
   VOTING INTEREST.........................................................   29
V. DESCRIPTION OF THE CONTRACT.............................................   30
   ELIGIBLE PLANS..........................................................   30
   ELIGIBLE GROUPS.........................................................   30
   ACCUMULATION PERIOD PROVISIONS..........................................   30
      Purchase Payments....................................................   30
      Payment Enhancements.................................................   31
      Accumulation Units...................................................   32
      Value of Accumulation Units..........................................   32
      Net Investment Factor................................................   32
      Transfers Among Investment Options...................................   34
      Maximum Number of Investment Options.................................   34
      Telephone and Electronic Transactions................................   34
      Special Transfer Services - Dollar Cost Averaging Program............   35
      Special Transfer Services - Asset Rebalancing Program................   35
      Withdrawals..........................................................   35
      Special Withdrawal Services - The Income Plan........................   36
      Optional Guaranteed Minimum Withdrawal Benefits......................   36
      Death Benefit During the Accumulation Period.........................   38
      Optional Enhanced Death Benefits.....................................   39
   PAY-OUT PERIOD PROVISIONS...............................................   39
      General..............................................................   39
      Annuity Options......................................................   41
      Determination of Amount of the First Variable Annuity Payment........   42
      Annuity Units and the Determination of Subsequent Variable Annuity
         Payments..........................................................   42
      Transfers During Pay-out Period......................................   42
      Death Benefit During the Pay-Out Period..............................   42
      Optional Guaranteed Minimum Income Benefit...........................   42
   OTHER CONTRACT PROVISIONS...............................................   42
      Right to Review......................................................   43
      Ownership............................................................   43
      Annuitant............................................................   44
      Beneficiary..........................................................   44
      Modification.........................................................   44
      Our Approval.........................................................   44
      Misstatement and Proof of Age, Sex or Survival.......................   44
   FIXED INVESTMENT OPTIONS................................................   45
      Withdrawals..........................................................   45
      Special Withdrawal Services - The Income Plan........................   47
VI. CHARGES AND DEDUCTIONS.................................................   47
   WITHDRAWAL CHARGES......................................................   48
      Waiver of Applicable Withdrawal Charge - Confinement to Eligible
         Nursing Home......................................................   48
   ANNUAL CONTRACT FEE.....................................................   48
   ASSET-BASED CHARGES.....................................................   48
      Daily Administration Fee.............................................   49
      Mortality and Expense Risks Fee......................................   49
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS......................   50
   PREMIUM TAXES...........................................................   51
VII. FEDERAL TAX MATTERS...................................................   51
   INTRODUCTION............................................................   51
   OUR TAX STATUS..........................................................   51
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS............................   51
   NON-QUALIFIED CONTRACTS.................................................   51
      Undistributed Gains..................................................   52
      Taxation of Annuity Payments.........................................   52
      Surrenders, Withdrawals and Death Benefits...........................   52
      Taxation of Death Benefit Proceeds...................................   53
      Penalty Tax on Premature Distributions...............................   53
      Puerto Rico Non-Qualified Contracts..................................   53
      Diversification Requirements.........................................   53
   QUALIFIED CONTRACTS.....................................................   54
      Penalty Tax on Premature Distributions...............................   55
      Tax-Free Rollovers...................................................   55
      Loans................................................................   56
      Puerto Rico Contracts Issued to Fund Retirement Plans................   56
   SEE YOUR OWN TAX ADVISER................................................   56
VIII. GENERAL MATTERS......................................................   57
   ASSET ALLOCATION SERVICES...............................................   57
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM................   57
   DISTRIBUTION OF CONTRACTS...............................................   57
      Standard Compensation................................................   59
      Revenue Sharing and Additional Compensation..........................   58
      Differential Compensation............................................   58
      Contracts Sold Directly Without Payment of Any Sales Compensation....   59
   CONFIRMATION STATEMENTS.................................................   59
   REINSURANCE ARRANGEMENTS................................................   59
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE...................  A-1
APPENDIX B: QUALIFIED PLAN TYPES...........................................  B-1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS...............................  C-1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS................  D-1
   OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS................  D-1
   INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS...  D-4
   FEATURES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS................  D-6
   Principal Plus for Life Plus Spousal Protection Rider...................  D-15
   EXAMPLES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS................  D-17
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT.....................  E-1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES.............................  U-1

We provide additional information about the Contract and the Separate Account, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in a Statement of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus, and incorporate it herein by reference. You may obtain a copy of the current the Statement of Additional Information without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the Contracts and the Separate Account. We list the Table of Contents of the Statement of Additional Information below.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents


General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Registered Public Accounting Firm..........................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Legal and Regulatory Matters..............................................     5
Appendix A: Audited Financial Statements..................................   A-1

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.


ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant."." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.


ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress Street, Boston, MA 02210-2805.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.


COMPANY: John Hancock USA.


CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The fixed and variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which the Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of our assets, other than assets in the Separate Account and any other separate accounts we may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.


JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).


LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you."." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.


SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account
H. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.


SUB-ACCOUNT: A sub-account of the Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

Each Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and us. "Deferred payment" means payments by the Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

This Prospectus describes Contracts purchased before May 1, 2007. For these purposes, "purchase" means that you completed an application and we received it before May 1, 2007. In certain instances, your Contract may have a Contract Date after this date.

We do not authorize this Prospectus for use in connection with the purchase of a new Venture Vantage(R) Contract on or after May 1, 2007. Although we still offer Venture Vantage(R) Contracts for sale, we make the offer through a different prospectus.


This Prospectus primarily describes features of our previously issued versions of the Venture Vantage(R) Contract issued by John Hancock USA (available October 1993 - May 1, 2007, subject to state availability). This Prospectus also describes certain older versions of the Contract. These older versions, which we may refer to as "prior Contracts," may contain provisions that differ from those described in the main body of this Prospectus. Prior Contracts are those we issued from November 1986 until October 1993. The principal differences between the current versions of the Contract and the prior versions relate to the Investment Options available under the Contracts, charges we impose, death benefit provisions and a minimum interest rate to be credited for any guarantee period under the fixed portion of the Contract.


WHO ISSUED MY CONTRACT?


John Hancock Life Insurance Company (U.S.A.) issued your Contract.





WHAT IS A PAYMENT ENHANCEMENT?


We add a Payment Enhancement to your Contract for each Purchase Payment that you make under your Contract. The amount of the Payment Enhancement depends on the cumulative amount of your Purchase Payments. To receive a higher percentage than that based on the cumulative amount of your Purchase Payments, you must provide satisfactory evidence that your total Purchase Payments within 13 months of the issue date will be enough to justify the higher percentage. If your total Purchase Payments during the 13-month period do not equal or exceed the amount approved, we reserve the right to recover from your Contract the excess Payment Enhancement added to the Contract. We fund the Payment Enhancement from our General Account and allocate it among Investment Options in the same proportion as your Purchase Payment. The amount returned if you exercise your right to return the Contract during the "right to review" period is reduced by any Payment Enhancements.


WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers tax-deferred treatment of earnings, a death benefit and annuity payments. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will be the greater of: (a) the Contract Value, or
(b) the Minimum Death Benefit as defined in the Section, "Death Benefit During Accumulation Period." Periodic annuity payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant.


If a Contract Owner dies, we have the right to deduct any Payment Enhancements applied to the Contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "Payment Enhancements" in this paragraph refers to the original amount of Payment Enhancements; earnings attributable to Payment Enhancements will not be deducted from the death benefit paid.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, the Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to the investments you make in the Contract. We required you to pay at least $10,000 to purchase a Contract. Each subsequent Purchase Payments must be at least $30. Additional Purchase Payments generally may be made at any time.

If a Purchase Payment causes your Contract Value to exceed $1 million or your Contract Value already exceeds $1 million, you must obtain our approval in order to make the Purchase Payment

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle Trusts or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.


FIXED INVESTMENT OPTIONS. Currently, we do not make available any Fixed Investment Options. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.


HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply the Separate Account's policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


CAN I TAKE OUT ANY OF MY MONEY?


During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.



WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?



This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, were not available for all versions of the Contract, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.



We describe the following optional benefit Riders in the Appendices to this
Prospectus:


Appendix C: Optional Enhanced Death Benefits

     -    Guaranteed Earnings Multiplier Death Benefit;


     -    Triple Protection Death Benefit; and



     -    Annual Step Death Benefit.


Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

     -    Principal Plus;

     -    Principal Plus for Life;


     -    Principal Plus for Life Plus Automatic Annual Step-up; and



     -    Principal Plus for Life Plus Spousal Protection.



If you elected to purchase any of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (See Appendix D). We also reserve the right to impose additional restrictions on Investment Options at any time.



Appendix E: Optional Guaranteed Minimum Income Benefits



     -    Guaranteed Retirement Income Programs - offered by John Hancock USA;



     -    Guaranteed Retirement Income Programs - offered by John Hancock New
          York.


WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has an annual Contract fee of $40. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

          - full or partial withdrawals (including surrenders and systematic withdrawals);

          -    payment of any death benefit proceeds; and


          - periodic payments under one of our annuity payment options. How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

          -    the type of the distribution;

          -    when the distribution is made;


          - the nature of any Qualified Plan for which the Contract is being used; and


          -    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?


In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you receive a refund equal to the Contract Value (minus any Unpaid Loans and Payment Enhancements) on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.


WILL I RECEIVE A CONFIRMATION STATEMENT?

We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables

The following tables describe the fees and expenses you paid at the time you purchased the Contract as well as the fees and expenses you will pay while owning and surrendering a Contract. The tables also describe the fees and expenses for older versions of the Venture Vantage(R) Contracts, as well as information about optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(1)


MAXIMUM WITHDRAWAL CHARGE(2)
(as percentage of Purchase Payments)
   First Year                           8.5%
   Second Year                          8.5%
   Third Year                             8%
   Fourth Year                            7%
   Fifth Year                             6%
   Sixth Year                             5%
   Seventh Year                           4%
   Eighth Year                            3%
   Ninth Year                             2%
   Thereafter                             0%

TRANSFER FEE(3)
   Maximum Fee                         $ 25
   Current Fee                         $  0



(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "VIII. General Matters - Premium Taxes").



(2) The charge is taken on a first-in, first-out basis within the specified period of years measured from the date of Purchase Payment.


(3) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES


                                                                   CONTRACTS     CONTRACTS      CONTRACTS     CONTRACTS
                                                                     ISSUED        ISSUED         ISSUED        ISSUED
                                                                    PRIOR TO    1/29/2001 TO   5/6/2003 TO   5/2/2005 TO
                                                                   1/29/2001      5/5/2003       5/1/2005      5/1/2007
                                                                  -----------   ------------   -----------   -----------
ANNUAL CONTRACT FEE(1)                                                $40           $40           $40            $40

ANNUAL SEPARATE ACCOUNT EXPENSES(2)

Mortality and Expense Risks Fee                                      1.25%         1.25%         1.25%          1.25%
Daily Administration Fee - asset based                               0.30%         0.30%         0.30%          0.30%

TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES (With No Optional Riders
Reflected)                                                           1.55%         1.55%         1.55%          1.55%

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT

Annual Step Death Benefit Fee                                        0.20%         0.05%         0.20%          0.20%
Guaranteed Earnings Multiplier Fee                                not offered      0.20%         0.20%          0.20%
                                                                  -----------      ----          ----           ----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                               1.75%         1.80%         1.95%          1.95%
(With Annual Step Death Benefit Fee and Guaranteed Earnings
Multiplier Fee Reflected)

FEES DEDUCTED FROM CONTRACT VALUE
Guaranteed Minimum Withdrawal Benefits(3)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Principal Plus for Life Fee
   Maximum fee                                                    not offered    not offered   not offered      0.75%
   Current fee                                                                                                  0.40%

   Principal Plus
   Maximum fee                                                    not offered    not offered      0.75%      not offered
   Current fee                                                                                    0.30%

Guaranteed Retirement Income Programs(4)
(as a percentage of Income Base)
Guaranteed Retirement Income Program II                           not offered       0.45%      not offered   not offered
Triple Protection Death Benefit(5)                                not offered    not offered      0.50%      not offered
(as a percentage of Triple Protection Death Benefit)



(1) The $40 annual Contract fee will not be assessed prior to the Maturity Date under a Venture Vantage(R) Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000.



(2)  A daily charge reflected as a percentage of the Variable Investment
     Options.


(3) The current charge is 0.30% for Principal Plus and 0.40% for Principal Plus for Life. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value. Principal Plus was not available for Contracts issued prior to December 8, 2003.


(4) Guaranteed Retirement Income Program II was offered from January 29, 2001 to December 30, 2002.


(5) Subject to state availability, the Triple Protection Death Benefit was offered from December, 2003 through December, 2004. This optional benefit could not be purchased, however, if you elected to purchase Principal Plus.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.


TOTAL ANNUAL FUND OPERATING EXPENSES                                                 MINIMUM(1)   MAXIMUM
------------------------------------                                                 ----------   -------
Range of expenses that are deducted from Fund assets, including management fees,
Rule 12b-1 fees, and other expenses for Contracts issued on and after May 13, 2002      0.74%      1.67%

Range of expenses that are deducted from Fund assets, including management fees,
Rule 12b-1 fees, and other expenses for Contracts issued prior to May 13, 2002          0.54%      1.52%


(1) For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Fund shares for certain Variable Investment Options available under those Contracts.



EXAMPLES



We provide the following eight examples that are intended to help you compare the costs of investing in the Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Examples 1, 2 and 3 pertain to Venture Vantage(R) Contracts issued after May 1, 2006; two with optional benefit Riders that were available at different times in 2006, and one with no optional benefit Riders. Examples 4 and 5 pertain to Venture Vantage(R) Contracts issued before May 1, 2006; one with optional benefit Riders available at the time and one without. Examples 6 and 7 pertain to previously issued Venture Vantage(R) Contracts that are eligible to invest in certain Variable Investment Options funded with Series I shares of the John Hancock Trust.



VENTURE VANTAGE(R) CONTRACTS ISSUED AFTER MAY 1, 2006. Example 1 assumes that you invest $10,000 in a Contract issued after July 17, 2006 with the Annual Step Death Benefit and Principal Plus for Life Plus Automatic Annual Step-up optional Riders. Example 2 assumes that you invest $10,000 in a Contract issued after May 1, 2006 with the Annual Step Death Benefit and Principal Plus for Life optional Riders. Both examples also assume that your investment has a 5% return each year and assume the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



 Example 1. Maximum Fund operating expenses - Venture Vantage(R) Contract with
  Annual Step Death Benefit and Principal Plus for Life Plus Automatic Annual
                                 Step-up Riders



                                                                    1 YEAR           3 YEARS           5 YEARS          10 YEARS
If you surrender the Contract at the end of the applicable
time period:                                                        $1,251            $2,176           $2,985            $5,013

If you annuitize, or do not surrender the Contract at the end
of the applicable time period:                                      $  474            $1,442           $2,434            $5,013



 Example 2. Maximum Fund operating expenses - Venture Vantage(R) Contract with
       Annual Step Death Benefit and Principal Plus for Life Plus Riders



                                                                    1 YEAR           3 YEARS           5 YEARS          10 YEARS
If you surrender the Contract at the end of the applicable
time period:                                                        $1,204            $2,040           $2,756            $4,525

If you annuitize, or do not surrender the Contract at the end
of the applicable time period:                                      $  427            $1,298           $2,193            $4,525



The next example assumes that you invest $10,000 in a Venture Vantage(R) Contract issued after May 1, 2006, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Example 3. Minimum Fund operating expenses - Venture Vantage(R) Contract with no optional Riders



                                                                    1 YEAR           3 YEARS           5 YEARS          10 YEARS
If you surrender the Contract at the end of the applicable
time period:                                                        $1,025            $1,514            $1,850           $2,669

If you annuitize, or do not surrender the Contract at the end
of the applicable time period:                                      $  237            $  731            $1,250           $2,669



VENTURE VANTAGE(R) CONTRACTS ISSUED BEFORE MAY 1, 2006. Example 4 assumes that you invest $10,000 in a Contract issued before May 1, 2006 with the Annual Step Death Benefit, Guaranteed Earnings Multiplier, and Principal Plus for Life optional Riders. Example 5 assumes that you invest $10,000 in a Contract issued before December 8, 2003 with the Annual Step Death Benefit, Guaranteed Earning Multiplier and Guaranteed Retirement Income Program III optional Riders. Both examples also assume that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 Example 4. Maximum Fund operating expenses - Venture Vantage(R) Contract with Annual Step Death Benefit, Guaranteed Earnings Multiplier, and Principal Plus
                            for Life optional Riders



                                                                     1 YEAR           3 YEARS          5 YEARS          10 YEARS
If you surrender the Contract at the end of the applicable
time period:                                                         $1,222           $2,093            $2,843           $4,693

If you annuitize, or do not surrender the Contract at the end
of the applicable time period:                                       $  447           $1,356            $2,285           $4,693



 Example 5. Maximum Fund operating expenses - Venture Vantage(R) Contract with
   Annual Step Death Benefit, Guaranteed Earnings Multiplier, and Guaranteed
                 Retirement Income Program III optional Riders



                                                                    1 YEAR           3 YEARS           5 YEARS          10 YEARS
If you surrender the Contract at the end of the applicable
time period:                                                        $1,196            $2,018           $2,718            $4,446

If you annuitize, or do not surrender the Contract at the end
of the applicable time period:                                      $  420            $1,277           $2,154            $4,446



The next example assumes that you invest $10,000 in a Venture Vantage(R) Contract issued before May 1, 2006 with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Example 6. Minimum Fund operating expenses - Venture Vantage(R) Contract with no optional Riders



                                                                    1 YEAR           3 YEARS           5 YEARS         10 YEARS
If you surrender the Contract at the end of the applicable
time period:                                                        $1,023            $1,509           $1,840           $2,649

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                                  $  235            $  725           $1,240           $2,649



PREVIOUSLY ISSUED VENTURE VANTAGE(R) CONTRACTS ELIGIBLE TO INVEST IN SERIES I SHARES OF THE JOHN HANCOCK TRUST. The next two examples apply to Venture Vantage(R) Contracts issued prior to May 13, 2002 and assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. Example 7 also assumes that we issued the Contract with three optional Riders that were available at the time: Annual Step Death Benefit, Guaranteed Earnings Multiplier and Guaranteed Retirement Income Program II. This example also assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



  Example 7. Maximum Fund operating expenses - Venture Vantage(R) Contract with optional Riders (issued before May 13, 2002)



                                                                    1 YEAR           3 YEARS           5 YEARS         10 YEARS
If you surrender the Contract at the end of the applicable
time period:                                                        $1,178            $1,966           $2,635           $4,294

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                                  $  401            $1,220           $2,065           $4,294



Example 8 also applies to Contracts issued prior to May 13, 2002. This example assumes that you invest in a Contract with no optional Riders. This example also assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Example 8. Minimum Fund operating expenses - Venture Vantage(R) Contract with no optional Riders (issued before May 13, 2002)



                                                                    1 YEAR           3 YEARS           5 YEARS         10 YEARS
If you surrender the Contract at the end of the applicable
time period:                                                        $1,004            $1,454           $1,739           $2,446

If you annuitize, or do not surrender the Contract at the
end of the applicable time period:                                  $  215            $  665           $1,139           $2,446

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOUR CONTRACT WAS ISSUED AFTER MAY 13, 2002. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUB-ACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST FUND IN SERIES I SHARES OF THAT FUND (EXCEPT IN THE CASE OF FUNDS THAT COMMENCED OPERATION ON OR AFTER MAY 13, 2002).



Not all funds are available for all versions of the Contracts. The Funds available may be restricted if you purchased a guaranteed minimum withdrawal benefit rider (See Optional Benefits).



                                                                          ACQUIRED
                                                                            FUND        TOTAL       CONTRACTUAL       NET
                                       MANAGEMENT   12B-1      OTHER      FEES AND    OPERATING       EXPENSE      OPERATING
FUNDS                                     FEES       FEES   EXPENSES(1)   EXPENSES   EXPENSES(2)   REIMBURSEMENT    EXPENSES
-----                                  ----------   -----   -----------   --------   -----------   -------------   ---------
500 INDEX
Series I Class                            0.46%     0.05%    0.03%          --           0.54%           --           0.54%
Series II Class                           0.46%     0.25%    0.03%          --           0.74%           --           0.74%
ACTIVE BOND
Series I Class                            0.60%     0.05%    0.04%          --           0.69%           --           0.69%
Series II Class                           0.60%     0.25%    0.04%          --           0.89%           --           0.89%
ALL CAP CORE
Series I Class                            0.78%     0.05%    0.05%          --           0.88%           --           0.88%
Series II Class                           0.78%     0.25%    0.05%          --           1.08%           --           1.08%
ALL CAP GROWTH
Series I Class                            0.85%     0.05%    0.05%          --           0.95%           --           0.95%
Series II Class                           0.85%     0.25%    0.05%          --           1.15%           --           1.15%
ALL CAP VALUE
Series I Class                            0.82%     0.05%    0.05%          --           0.92%           --           0.92%
Series II Class                           0.82%     0.25%    0.05%          --           1.12%           --           1.12%
BLUE CHIP GROWTH(3)
Series I Class                            0.81%     0.05%    0.02%          --           0.88%           --           0.88%
Series II Class                           0.81%     0.25%    0.02%          --           1.08%           --           1.08%
CAPITAL APPRECIATION
Series I Class                            0.75%     0.05%    0.03%          --           0.83%           --           0.83%
Series II Class                           0.75%     0.25%    0.03%          --           1.03%           --           1.03%
CLASSIC VALUE
Series I Class                            0.80%     0.05%    0.11%          --           0.96%           --           0.96%
Series II Class                           0.80%     0.25%    0.11%          --           1.16%           --           1.16%
CORE BOND
Series I Class                            0.67%     0.05%    0.12%          --           0.84%           --           0.84%
Series II Class                           0.67%     0.25%    0.12%          --           1.04%           --           1.04%
CORE EQUITY
Series I Class                            0.78%     0.05%    0.05%          --           0.88%           --           0.88%
Series II Class                           0.78%     0.25%    0.05%          --           1.08%           --           1.08%
DYNAMIC GROWTH(4)
Series I Class                            0.90%     0.05%    0.06%          --           1.01%           --           1.01%
Series II Class                           0.90%     0.25%    0.06%          --           1.21%           --           1.21%
EMERGING GROWTH(5)
Series I Class                            0.80%     0.05%    0.77%          --           1.62%         0.52%          1.10%
Series II Class                           0.80%     0.25%    0.55%          --           1.60%         0.29%          1.31%
EMERGING SMALL COMPANY(4)
Series I Class                            0.97%     0.05%    0.05%          --           1.07%           --           1.07%
Series II Class                           0.97%     0.25%    0.05%          --           1.27%           --           1.27%
EQUITY-INCOME(3)
Series I Class                            0.81%     0.05%    0.03%          --           0.89%           --           0.89%
Series II Class                           0.81%     0.25%    0.03%          --           1.09%           --           1.09%
FINANCIAL SERVICES
Series I Class                            0.82%     0.05%    0.04%          --           0.91%           --           0.91%
Series II Class                           0.82%     0.25%    0.04%          --           1.11%           --           1.11%
FRANKLIN TEMPLETON FOUNDING
   ALLOCATION TRUST(6,7)
Series II Class                           0.05%     0.25%    0.07%        0.97%          1.34%         0.09%          1.25%

                                                                          ACQUIRED
                                                                            FUND        TOTAL       CONTRACTUAL       NET
                                       MANAGEMENT   12B-1      OTHER      FEES AND    OPERATING       EXPENSE      OPERATING
FUNDS                                     FEES       FEES   EXPENSES(1)   EXPENSES   EXPENSES(2)   REIMBURSEMENT    EXPENSES
-----                                  ----------   -----   -----------   --------   -----------   -------------   ---------
FUNDAMENTAL VALUE
Series I Class                            0.77%     0.05%    0.04%          --           0.86%           --           0.86%
Series II Class                           0.77%     0.25%    0.04%          --           1.06%           --           1.06%
GLOBAL ALLOCATION
Series I Class                            0.85%     0.05%    0.13%          --           1.03%           --           1.03%
Series II Class                           0.85%     0.25%    0.13%          --           1.23%           --           1.23%
GLOBAL BOND
Series I Class                            0.70%     0.05%    0.10%          --           0.85%           --           0.85%
Series II Class                           0.70%     0.25%    0.10%          --           1.05%           --           1.05%
GLOBAL(8,5)
Series I Class                            0.82%     0.05%    0.14%          --           1.01%           --           1.01%
Series II Class                           0.82%     0.25%    0.14%          --           1.21%           --           1.21%
HEALTH SCIENCES(3)
Series I Class                            1.05%     0.05%    0.09%          --           1.19%           --           1.19%
Series II Class                           1.05%     0.25%    0.09%          --           1.39%           --           1.39%
HIGH INCOME
Series I Class(6)                         0.68%     0.05%    0.06%          --           0.79%           --           0.79%
Series II Class(6)                        0.68%     0.25%    0.06%          --           0.99%           --           0.99%
HIGH YIELD
Series I Class                            0.66%     0.05%    0.05%          --           0.76%           --           0.76%
Series II Class                           0.66%     0.25%    0.05%          --           0.96%           --           0.96%
INCOME & VALUE
Series I Class                            0.79%     0.05%    0.07%          --           0.91%           --           0.91%
Series II Class                           0.79%     0.25%    0.07%          --           1.11%           --           1.11%
INDEX ALLOCATION(9)
Series I Class(6)                         0.05%     0.05%    0.09%        0.53%          0.72%         0.12%          0.60%
Series II Class                           0.05%     0.25%    0.09%        0.53%          0.92%         0.12%          0.80%
INTERNATIONAL CORE
Series I Class                            0.89%     0.05%    0.10%          --           1.04%           --           1.04%
Series II Class                           0.89%     0.25%    0.10%          --           1.24%           --           1.24%
INTERNATIONAL EQUITY INDEX A
Series I Class                            0.53%     0.05%    0.02%        0.01%          0.61%         0.00%          0.61%
Series II Class                           0.53%     0.25%    0.02%        0.01%          0.81%         0.00%          0.81%
INTERNATIONAL OPPORTUNITIES
Series I Class                            0.89%     0.05%    0.13%          --           1.07%           --           1.07%
Series II Class                           0.89%     0.25%    0.11%          --           1.25%           --           1.25%
INTERNATIONAL SMALL CAP
Series I Class                            0.92%     0.05%    0.19%          --           1.16%           --           1.16%
Series II Class                           0.92%     0.25%    0.19%          --           1.36%           --           1.36%
INTERNATIONAL VALUE(8)
Series I Class                            0.82%     0.05%    0.11%          --           0.98%           --           0.98%
Series II Class                           0.82%     0.25%    0.11%          --           1.18%           --           1.18%
INVESTMENT QUALITY BOND
Series I Class                            0.60%     0.05%    0.07%          --           0.72%           --           0.72%
Series II Class                           0.60%     0.25%    0.07%          --           0.92%           --           0.92%
LARGE CAP(4)
Series I Class                            0.72%     0.05%    0.01%          --           0.78%           --           0.78%
Series II Class                           0.72%     0.25%    0.04%          --           1.01%           --           1.01%
LARGE CAP VALUE(4)
Series I Class                            0.82%     0.05%    0.08%          --           0.95%           --           0.95%
Series II Class                           0.82%     0.25%    0.06%          --           1.13%           --           1.13%
LIFESTYLE AGGRESSIVE
Series I Class                            0.04%     0.05%    0.02%        0.90%          1.01%           --           1.01%
Series II Class                           0.04%     0.25%    0.02%        0.90%          1.21%           --           1.21%

LIFESTYLE BALANCED
Series I Class                            0.04%     0.05%    0.01%        0.84%          0.94%           --           0.94%
Series II Class                           0.04%     0.25%    0.01%        0.84%          1.14%           --           1.14%
LIFESTYLE CONSERVATIVE
Series I Class                            0.04%     0.05%    0.02%        0.78%          0.89%           --           0.89%
Series II Class                           0.04%     0.25%    0.02%        0.78%          1.09%           --           1.09%
LIFESTYLE GROWTH
Series I Class                            0.04%     0.05%    0.01%        0.87%          0.97%           --           0.97%
Series II Class                           0.04%     0.25%    0.01%        0.87%          1.17%           --           1.17%
LIFESTYLE MODERATE
Series I Class                            0.04%     0.05%    0.02%        0.81%          0.92%           --           0.92%
Series II Class                           0.04%     0.25%    0.02%        0.81%          1.12%           --           1.12%
MID CAP INDEX
Series I Class                            0.48%     0.05%    0.04%          --           0.57%           --           0.57%
Series II Class                           0.48%     0.25%    0.04%          --           0.77%           --           0.77%
MID CAP INTERSECTION(6)
Series I Class                            0.87%     0.05%    0.07%          --           0.99%           --           0.99%
Series II Class                           0.87%     0.25%    0.07%          --           1.19%           --           1.19%
MID CAP STOCK
Series I Class                            0.84%     0.05%    0.04%          --           0.93%           --           0.93%
Series II Class                           0.84%     0.25%    0.04%          --           1.13%           --           1.13%
MID CAP VALUE
Series I Class                            0.86%     0.05%    0.04%          --           0.95%           --           0.95%
Series II Class                           0.86%     0.25%    0.04%          --           1.15%           --           1.15%
MONEY MARKET
Series I Class                            0.48%     0.05%    0.03%          --           0.56%           --           0.56%
Series II Class                           0.48%     0.25%    0.03%          --           0.76%           --           0.76%
NATURAL RESOURCES
Series I Class                            1.00%     0.05%    0.06%          --           1.11%           --           1.11%
Series II Class                           1.00%     0.25%    0.06%          --           1.31%           --           1.31%
PACIFIC RIM
Series I Class                            0.80%     0.05%    0.22%          --           1.07%           --           1.07%
Series II Class                           0.80%     0.25%    0.22%          --           1.27%           --           1.27%
QUANTITATIVE ALL CAP
Series I Class                            0.71%     0.05%    0.05%          --           0.81%           --           0.81%
Series II Class                           0.71%     0.25%    0.05%          --           1.01%           --           1.01%
QUANTITATIVE MID CAP
Series I Class(6)                         0.74%     0.05%    0.13%          --           0.92%           --           0.92%
Series II Class(6)                        0.74%     0.25%    0.13%          --           1.12%           --           1.12%
QUANTITATIVE VALUE
Series I Class                            0.68%     0.05%    0.05%          --           0.78%           --           0.78%
Series II Class                           0.68%     0.25%    0.05%          --           0.98%           --           0.98%
REAL ESTATE SECURITIES
Series I Class                            0.70%     0.05%    0.03%          --           0.78%           --           0.78%
Series II Class                           0.70%     0.25%    0.03%          --           0.98%           --           0.98%
REAL RETURN BOND(10)
Series I Class                            0.70%     0.05%    0.07%          --           0.82%           --           0.82%
Series II Class                           0.70%     0.25%    0.07%          --           1.02%           --           1.02%
SCIENCE & TECHNOLOGY(3)
Series I Class                            1.05%     0.05%    0.08%          --           1.18%           --           1.18%
Series II Class                           1.05%     0.25%    0.09%          --           1.39%           --           1.39%
SMALL CAP
Series I Class                            0.85%     0.05%    0.06%          --           0.96%           --           0.96%
Series II Class                           0.85%     0.25%    0.05%          --           1.15%           --           1.15%
SMALL CAP GROWTH
Series I Class                            1.07%     0.05%    0.11%          --           1.23%           --           1.23%

Series II Class                           1.07%     0.25%    0.08%          --           1.40%           --           1.40%
SMALL CAP INDEX
Series I Class                            0.48%     0.05%    0.04%          --           0.57%           --           0.57%
Series II Class                           0.48%     0.25%    0.04%          --           0.77%           --           0.77%
SMALL CAP OPPORTUNITIES
Series I Class                            0.99%     0.05%    0.03%          --           1.07%           --           1.07%
Series II Class                           0.99%     0.25%    0.03%          --           1.27%           --           1.27%
SMALL CAP VALUE
Series I Class                            1.06%     0.05%    0.08%          --           1.19%           --           1.19%
Series II Class                           1.06%     0.25%    0.06%          --           1.37%           --           1.37%
SMALL COMPANY
Series I Class                            1.04%     0.05%    0.27%          --           1.36%           --           1.36%
Series II Class                           1.04%     0.25%    0.27%          --           1.56%           --           1.56%
SMALL COMPANY VALUE(3)
Series I Class                            1.02%     0.05%    0.05%          --           1.12%           --           1.12%
Series II Class                           1.02%     0.25%    0.05%          --           1.32%           --           1.32%
SPECIAL VALUE(4)
Series I Class                            0.95%     0.05%    0.07%        0.02%          1.09%           --           1.09%
Series II Class                           0.95%     0.25%    0.07%        0.02%          1.29%           --           1.29%
STRATEGIC BOND
Series I Class                            0.68%     0.05%    0.07%          --           0.80%           --           0.80%
Series II Class                           0.68%     0.25%    0.07%          --           1.00%           --           1.00%
STRATEGIC INCOME
Series I Class                            0.71%     0.05%    0.14%          --           0.90%           --           0.90%
Series II Class                           0.71%     0.25%    0.14%          --           1.10%           --           1.10%
TOTAL RETURN
Series I Class                            0.70%     0.05%    0.06%          --           0.81%           --           0.81%
Series II Class                           0.70%     0.25%    0.06%          --           1.01%           --           1.01%
TOTAL STOCK MARKET INDEX
Series I Class                            0.49%     0.05%    0.03%          --           0.57%           --           0.57%
Series II Class                           0.49%     0.25%    0.03%          --           0.77%           --           0.77%
U.S. CORE
Series I Class                            0.76%     0.05%    0.06%          --           0.87%           --           0.87%
Series II Class                           0.76%     0.25%    0.06%          --           1.07%           --           1.07%
U.S. GLOBAL LEADERS GROWTH
Series I Class                            0.69%     0.05%    0.03%          --           0.77%           --           0.77%
Series II Class                           0.69%     0.25%    0.03%          --           0.97%           --           0.97%
U.S. GOVERNMENT SECURITIES(4)
Series I Class                            0.61%     0.05%    0.08%          --           0.74%           --           0.74%
Series II Class                           0.61%     0.25%    0.08%          --           0.94%           --           0.94%
U.S. HIGH YIELD BOND
Series I Class                            0.73%     0.05%    0.02%          --           0.80%           --           0.80%
Series II Class                           0.73%     0.25%    0.06%          --           1.04%           --           1.04%
U.S. LARGE CAP
Series I Class                            0.83%     0.05%    0.03%          --           0.91%           --           0.91%
Series II Class                           0.83%     0.25%    0.03%          --           1.11%           --           1.11%
UTILITIES
Series I Class                            0.83%     0.05%    0.12%          --           1.00%           --           1.00%
Series II Class                           0.83%     0.25%    0.12%          --           1.20%           --           1.20%
VALUE
Series I Class                            0.74%     0.05%    0.05%          --           0.84%           --           0.84%
Series II Class                           0.74%     0.25%    0.05%          --           1.04%           --           1.04%
FAM VARIABLE SERIES FUNDS, INC.
BlackRock Value Opportunities V.I.
   Fund(11)                               0.75%     0.15%    0.09%        0.03%          1.02%           --           1.02%
BlackRock Basic Value V.I. Fund(11)       0.60%     0.15%    0.07%        0.01%          0.83%           --           0.83%

BlackRock Global Allocation V.I.
   Fund(11)                               0.65%     0.15%    0.14%        0.01%          0.95%           --           0.95%
   PIMCO VARIABLE INSURANCE TRUST
   (CLASS M):
   VIT All Asset Portfolio               0.175%     0.25%    0.25%(12)    0.61%(13)     1.485%           --          1.485%



*    See notes beginning after next table.



                                                    FEEDER FUNDS(14)                            MASTER FUND(14)
                                       -----------------------------------------   ----------------------------------------
                                                                                                                     TOTAL
                                                                         TOTAL                                     MASTER &
                                       MANAGEMENT   12B-1     OTHER    OPERATING   MANAGEMENT   12B-1     OTHER     FEEDER
                                          FEES       FEES   EXPENSES    EXPENSES    FEES(15)     FEES   EXPENSES   EXPENSES
                                       ----------   -----   --------   ---------   ----------   -----   --------   --------
AMERICAN ASSET ALLOCATION(6)
Series I Class                             --       0.60%     0.03%      0.63%        0.32%       --      0.01%      0.96%
Series II Class                            --       0.75%     0.03%      0.78%        0.32%       --      0.01%      1.11%
AMERICAN BLUE CHIP INCOME AND GROWTH
Series I Class                             --       0.35%     0.04%      0.39%        0.42%     0.25%     0.01%      1.07%
Series II Class                            --       0.50%     0.04%      0.54%        0.42%     0.25%     0.01%      1.22%
AMERICAN BOND
Series I Class                             --       0.35%     0.03%      0.38%        0.41%     0.25%     0.01%      1.05%
Series II Class                            --       0.50%     0.03%      0.53%        0.41%     0.25%     0.01%      1.20%
AMERICAN GLOBAL GROWTH(6)
Series I Class                             --       0.60%     0.03%      0.63%        0.55%       --      0.04%      1.22%
Series II Class                            --       0.75%     0.03%      0.78%        0.55%       --      0.04%      1.37%
AMERICAN GLOBAL SMALL CAP(6)
Series I Class                             --       0.60%     0.03%      0.63%        0.72%       --      0.05%      1.40%
Series II Class                            --       0.75%     0.03%      0.78%        0.72%       --      0.05%      1.55%
AMERICAN GROWTH
Series I Class                             --       0.35%     0.03%      0.38%        0.32%     0.25%     0.02%      0.97%
Series II Class                            --       0.50%     0.03%      0.53%        0.32%     0.25%     0.02%      1.12%
AMERICAN GROWTH-INCOME
Series I Class                             --       0.35%     0.03%      0.38%        0.27%     0.25%     0.01%      0.91%
Series II Class                            --       0.50%     0.03%      0.53%        0.27%     0.25%     0.01%      1.06%
AMERICAN HIGH-INCOME(6)
Series I Class                             --       0.60%     0.03%      0.63%        0.48%       --      0.01%      1.12%
Series II Class                            --       0.75%     0.03%      0.78%        0.48%       --      0.01%      1.27%
AMERICAN INTERNATIONAL
Series I Class                             --       0.35%     0.03%      0.38%        0.50%     0.25%     0.05%      1.18%
Series II Class                            --       0.50%     0.03%      0.53%        0.50%     0.25%     0.05%      1.33%
AMERICAN NEW WORLD(6)
Series I Class                             --       0.60%     0.03%      0.63%        0.81%       --      0.08%      1.52%
Series II Class                            --       0.75%     0.03%      0.78%        0.81%       --      0.08%      1.67%



FOOTNOTES TO EXPENSE TABLE:



----------
(1) The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense
     Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.



(2) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.



(3) The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this waiver at any time upon notice to JHT.



(4) The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.



(5) The Adviser has contractually agreed to limit "Other Expenses" for the Emerging Growth Trust and Global Trust as described under "Management of JHT -- Adviser Fee Waivers and Reimbursement." The limit will remain in effect until May 1, 2008.



(6) For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses are expected to be incurred over the next year.



(7) The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, the Mutual Shares Trust and the Income Trust. The expenses of each of these funds are set forth above.



(8) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Global Trust and the International Value Trust Fund does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fees reflecting these waivers for the Global Trust and the International Value Trust were 0.80% and 0.80%, respectively. The Net Operating Expenses for Global Trust Series NAV, Series I, Series II reflecting these waivers were 0.94%, 0.99% and 1.19%, respectively; and for International Value Trust Series NAV, Series I and Series II reflecting these waivers were 0.91%, 0.96% and 1.16%, respectively. These advisory fee waivers may be rescinded at any time.



(9) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT - Contractual Expense Limit" until May 1, 2008.



(10) The Real Return Bond Trust is subject to a voluntary advisory fee waiver as noted under "Advisory Fee Waivers and Expense Reimbursement."



(11) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.



(12) "Other Expenses" reflect an administrative fee of 0.25%.



(13) Acquired Fund Fees and Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional shares of these Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.



FOOTNOTES TO EXPENSE TABLE - CONTINUED:



(14) A "feeder fund" means that the Fund does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. The Prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus.



(15) Capital Research Management Company (the adviser to the master fund for each of the JHT feeder funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.


LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the Separate Account may be found in the Statement of Additional Information.

      IV. General Information About Us, the Separate Account and the Funds



THE COMPANY


We are a subsidiary of Manulife Financial Corporation.


John Hancock USA, formerly "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. The ultimate parent of the Company is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Company changed its name to John Hancock Life Insurance Company (U.S.A.) on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.


John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.


We have received the following ratings from independent rating agencies:





AAA                 Extremely strong financial security characteristics; 1st
Standard & Poor's   category of 21

A++                 Superior companies have a very strong ability to meet their
A.M. Best           obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and contract
Fitch               obligations; 2nd category of 24

Aa2                 Excellent in financial strength; 3rd category of 21
Moody's


These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.


With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA Fixed Annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all Fixed Annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

          - the liability to pay contractual claims under the contracts is assumed by another insurer; or

          - we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.


THE SEPARATE ACCOUNT


We use our Separate Account to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through our Separate Account. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the Separate Account. The Separate Account's assets (including the Fund's shares) belong to us.


We purchase and hold Fund shares in John Hancock Life Insurance Company U.S.A. Separate Account H. John Hancock USA, then known as "The Manufacturers Life Insurance Company (U.S.A.)," became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a Separate Account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of

Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of Contracts issued prior to January 1, 2002.




The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against the Separate Account without regard to the Company's other income, gains, or losses. Nevertheless, all obligations arising under the Company's Contracts are general corporate obligations of the Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


We registered the Separate Account with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts we issue, the Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of:

          -    the John Hancock Trust; or

          - the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio"; or

          - for certain John Hancock USA Contracts issued before January 28, 2002, the BlackRock Variable Series Funds, Inc. with respect to the "BlackRock Basic Value V.I. Fund," the "BlackRock Value Opportunities V.I. Fund" and the "BlackRock Global Allocation V.I. Fund."

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.


Investment Management





The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.


The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.


The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

The All Asset Fund of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.


The BlackRock Basic Value V.I. Fund, BlackRock Value Opportunities V.I. Fund, and the BlackRock Global Allocation V.I. Fund receive investment advisory services from BlackRock Advisors, LLC. BlackRock Advisors, LLC has retained BlackRock Investment Management, LLC ("BIM"), an affiliate, to act as the investment sub-adviser to the BlackRock Basic Value V.I. Fund and the BlackRock Value Opportunities V.I. Fund and BlackRock Asset Management U.K. Limited ("BAM UK") to act as the investment sub-adviser to the BlackRock Global Allocation V.I. Fund and may pay BIM and BAM UK a portion of the annual management fee it receives from each respective Fund.


If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


Fund Expenses



The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.


The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.


Funds-of-Funds and Master-Feeder Funds



Each of the John Hancock Trust's Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.



Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income, American International, and American New World Trust ("JHT American Funds") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.



Fund Investment Objectives and Strategies



You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



   The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider (See APPENDIX D: Optional Guaranteed Minimum Withdrawal
                                   Benefits).



AIM CAPITAL MANAGEMENT, INC.
   All Cap Growth Trust             Seeks long-term capital appreciation. To do
                                    this, the Fund invests principally in common
                                    stocks of companies likely to benefit from
                                    new or innovative products, services or
                                    processes as well as those that have
                                    experienced above-average, long-term growth
                                    in earnings and have excellent prospects for
                                    future growth.

AMERICAN CENTURY INVESTMENT
MANAGEMENT, INC.
   Small Company Trust              Seeks long-term capital growth. To do this,
                                    the Fund will invest at least 80% of its net
                                    assets in stocks of small U.S. companies.

BLACKROCK INVESTMENT MANAGEMENT,
LLC
   Large Cap Value Trust            Seeks long-term growth of capital. To do
                                    this, the Fund invests at least 80% of its
                                    net assets in equity securities of large cap
                                    U.S. companies with strong relative earnings
                                    growth, earnings quality and good relative
                                    valuation.

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust             Seeks the balanced accomplishment of (a)
                                    conservation of principal and (b) long-term
                                    growth of capital and income. To do this,
                                    the Fund invests its assets in both equity
                                    and fixed income securities based on the
                                    expected returns of the portfolios.

   U.S. Large Cap Trust             Seeks long-term growth of capital and
                                    income. To do this, the Fund invests at
                                    least 80% of its net assets in equity and
                                    equity-related securities of quality
                                    large-cap U.S. companies that will
                                    outperform their peers over time.

CAPITAL RESEARCH AND MANAGEMENT
COMPANY (Adviser to the American
Fund Insurance Series)
   American Asset Allocation        Seeks to provide high total return
   Trust                            (including income and capital gains)
                                    consistent with preservation of capital over
                                    the long term. To do this, the Fund invests
                                    all of its assets in the master fund, Class
                                    1 shares of the American Funds Insurance
                                    Series Asset Allocation Fund, which invests
                                    in a diversified portfolio of common stocks
                                    and other equity securities, bonds and other
                                    intermediate and long-term debt securities,
                                    and money market instruments.

   American Blue Chip Income &      Seeks to produce income exceeding the
   Growth Trust                     average yield on U.S. stocks generally (as
                                    represented by the average yield on the
                                    Standard & Poor's 500 Composite Index)(1)
                                    and to provide an opportunity for growth of
                                    principal consistent with sound common stock
                                    investing. To do this, the Fund invests all
                                    of its assets in the master fund, Class 2
                                    shares of the American Funds Insurance
                                    Series Blue Chip Income and Growth Fund,
                                    which invests primarily in common stocks of
                                    larger, more established companies based in
                                    the U.S.

   American Bond Trust              Seeks to maximize current income and
                                    preserve capital. To do this, the Fund
                                    invests all of its assets in the master
                                    fund, Class 2 shares of the American Funds
                                    Insurance Series Bond Fund, which normally
                                    invests at least 80% of its assets in bonds,
                                    with at least 65% in investment-grade debt
                                    securities and up to 35% in lower rated
                                    fixed income securities.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



CAPITAL RESEARCH AND MANAGEMENT
COMPANY (Adviser to the American
Fund Insurance Series)
- Continued
   American Global Growth Trust     Seeks to provide high total return
                                    (including income and capital gains)
                                    consistent with preservation of capital over
                                    the long term. To do this, the Fund invests
                                    all of its assets in the master fund, Class
                                    1 shares of the American Funds Insurance
                                    Series Asset Allocation Fund, which invests
                                    in a diversified portfolio of common stocks
                                    and other equity securities, bonds and other
                                    intermediate and long-term debt securities,
                                    and money market instruments.

   American Global Small Cap        Seeks to make the shareholders' investment
   Trust                            grow over time. To do this, the Fund invests
                                    all of its assets in the master fund, Class
                                    1 shares of the American Funds Insurance
                                    Series Global Small Capitalization Fund,
                                    which invests primarily in stocks of smaller
                                    companies located around the world.
                                    Normally, the Fund invests at least 80% of
                                    its assets in equity securities of companies
                                    with small market capitalizations.

   American Growth Trust            Seeks to make the shareholders' investment
                                    grow. To do this, the Fund invests all of
                                    its assets in the master fund, Class 2
                                    shares of the American Funds Insurance
                                    Series Growth Fund, which invests primarily
                                    in common stocks of companies that appear to
                                    offer superior opportunities for growth of
                                    capital.

   American Growth-Income Trust     Seeks to make the shareholders' investments
                                    grow and to provide the shareholder with
                                    income over time. To do this, the Fund
                                    invests all of its assets in the master
                                    fund, Class 2 shares of the American Funds
                                    Insurance Series Growth-Income, which
                                    invests primarily in common stocks or other
                                    securities that demonstrate the potential
                                    for appreciation and/or dividends.

   American High Income Trust       Seeks to provide a high level of current
                                    income and, secondarily, capital
                                    appreciation. To do this, the Fund invests
                                    all of its assets in the master fund, Class
                                    1 shares of the American Funds Insurance
                                    Series High-Income Bond Fund, which invests
                                    at least 65% of its assets in higher
                                    yielding and generally lower quality debt
                                    securities, and normally invests at least
                                    80% in bonds and up to 20% in equity
                                    securities.

   American International Trust     Seeks to make the shareholders' investment
                                    grow. To do this, the Fund invests all of
                                    its assets in the master fund, Class 2
                                    shares of the American Funds Insurance
                                    Series International Fund, which invests
                                    primarily in common stocks of companies
                                    located outside the United States.

   American New World Trust         Seeks to make the shareholders' investment
                                    grow over time. To do this, the Fund invests
                                    all of its assets in the master fund, Class
                                    1 shares of the American Funds Insurance
                                    Series New World Fund, which invests
                                    primarily in stocks of companies with
                                    significant exposure to countries with
                                    developing economies and/or markets.

CLEARBRIDGE ADVISERS, LLC
   Special Value Trust              Seeks long-term capital growth. To do this,
                                    the Fund invests at least 80% of the value
                                    of its net assets in common stocks and other
                                    equity securities of small capitalization
                                    U.S. companies. The subadviser emphasizes
                                    individual security selection while
                                    spreading the Fund's investments among
                                    industries and sectors.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust         Seeks growth of capital. To do this, the
                                    Fund invests at least 80% of its net assets
                                    in companies that are principally engaged in
                                    financial services.

   Fundamental Value Trust          Seeks growth of capital. To do this, the
                                    Fund invests in common stocks of U.S.
                                    companies with durable business models that
                                    can be purchased at attractive valuations
                                    relative to their intrinsic value.

DECLARATION MANAGEMENT & RESEARCH
COMPANY AND MFC GLOBAL INVESTMENT
 MANAGEMENT (U.S.), LLC
   Active Bond Trust (2)            Seeks income and capital appreciation. To do
                                    this, the Fund invests at least 80% of its
                                    net assets in a diversified mix of debt
                                    securities and instruments with maturity
                                    durations of approximately 4 to 6 years.

DEUTSCHE INVESTMENT MANAGEMENT
AMERICAS INC.
   All Cap Core Trust               Seeks long-term growth of capital. To do
                                    this, the Fund invests in common stocks and
                                    other equity securities within all asset
                                    classes (small, mid and large cap), which
                                    may be listed on securities exchanges,
                                    traded in various over-the-counter markets
                                    or have no organized markets. The Fund may
                                    also invest in U.S. Government securities.

   Dynamic Growth Trust             Seeks long-term growth of capital. To do
                                    this, the Fund invests at least 80% of its
                                    net assets in stocks and other equity
                                    securities of medium-sized U.S. companies
                                    with strong growth potential.

   Real Estate Securities Trust     Seeks to achieve a combination of long-term
                                    capital appreciation and current income. To
                                    do this, the Fund invests at least 80% of
                                    its net assets in equity securities of REITs
                                    and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO &
CO. LLC
   U.S. Core Trust                  Seeks a high total return. To do this, the
   (formerly, Growth & Income       Fund invests at least 80% of its net assets
   Trust)                           in investments tied economically to the
                                    U.S., and which are undervalued or have
                                    improving fundamentals.

   International Core Trust         Seeks high total return. To do this, the
   (formerly, International Stock   Fund typically invests at least 80% of its
   Trust)                           total assets in a diversified portfolio of
                                    equity investments from a number of
                                    developed markets outside the U.S.

INDEPENDENCE INVESTMENT LLC
   Small Cap Trust                  Seeks maximum capital appreciation
                                    consistent with reasonable risk to
                                    principal. To do this, the Fund invests at
                                    least 80% of its net assets in equity
                                    securities of small-cap companies.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust       Seeks long-term growth of capital. To do
                                    this, the Fund invests at least 65% of its
                                    total assets in equity and equity-related
                                    securities of companies that exceed $1
                                    billion in market capitalization and have
                                    above-average growth prospects.

LEGG MASON CAPITAL MANAGEMENT,
INC.
   Core Equity Trust                Seeks long-term capital growth. To do this,
                                    the Fund invests at least 80% of its net
                                    assets in equity securities that offer the
                                    potential for capital growth by purchasing
                                    securities at large discounts relative to
                                    their intrinsic value.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



LORD ABBETT & CO. LLC
   All Cap Value Trust              Seeks capital appreciation. To do this, the
                                    Fund invests at least 50% of its net assets
                                    in equity securities of large, seasoned U.S.
                                    and multinational companies that are
                                    believed to be undervalued. The Fund invests
                                    the remainder of its assets in undervalued
                                    mid-sized and small company securities.

   Mid Cap Value Trust              Seeks capital appreciation. To do this, the
                                    Fund invests at least 80% of its net assets
                                    in stocks of mid-sized companies that have
                                    the potential for significant market
                                    appreciation due to growing recognition of
                                    improvement in their financial results or
                                    anticipation of such improvement.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities      Seeks long-term growth of capital. To do
   Trust                            this, the Fund invests at least 65% of its
                                    total assets in common stocks of at least
                                    three different foreign companies of any
                                    size that are selected for their long-term
                                    growth potential.

MASSACHUSETTS FINANCIAL SERVICES
COMPANY
   Utilities Trust                  Seeks capital growth and current income
                                    (income above that available from a Fund
                                    invested entirely in equity securities). To
                                    do this, the Fund invests at least 80% of
                                    its net assets in equity and debt securities
                                    of domestic and foreign companies (including
                                    emerging markets) in the utilities industry.

MFC GLOBAL INVESTMENT MANAGEMENT
(U.S.A.) LIMITED
   500 Index Trust                  Seeks to approximate the aggregate total
                                    return of abroad U.S. domestic equity market
                                    index. To do this, the Fund invests at least
                                    80% of its net assets in the common stocks
                                    in the S&P 500 Index(1) and securities that
                                    as a group will behave in a manner similar
                                    to the index.

   Franklin Templeton Founding      To seek long-term growth of capital. To do
   Allocation Trust                 this, the Fund invests primarily in three
                                    JHT portfolios: Global Trust, Income Trust
                                    and Mutual Shares Trust. The Fund is a fund
                                    of funds and is also authorized to invest in
                                    NAV shares of many other JHT portfolios and
                                    other investment companies.

   Index Allocation Trust           Seeks long term growth of capital. Current
                                    income is also a consideration. To do this,
                                    the Fund invests approximately 70% of its
                                    total assets in John Hancock index
                                    portfolios which invest primarily in equity
                                    securities and approximately 30% of its
                                    total assets in JH portfolios which invest
                                    primarily in fixed income securities.

   Lifestyle Aggressive (3)         Seeks long-term growth of capital. Current
                                    income is not a consideration. To do this,
                                    the Fund invests 100% of its assets in JHT
                                    Funds which invest primarily in equity
                                    securities.

   Lifestyle Balanced (3)           Seeks a balance between a high level of
                                    current income and growth of capital, with a
                                    greater emphasis on growth of capital. To do
                                    this, the Fund invests approximately 40% of
                                    its assets in JHT Funds which invest
                                    primarily in fixed income securities and
                                    approximately 60% in Funds which invest
                                    primarily in equity securities.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



MFC GLOBAL INVESTMENT MANAGEMENT
(U.S.A.) LIMITED - CONTINUED
   Lifestyle Conservative (3)       Seeks a high level of current income with
                                    some consideration given to growth of
                                    capital. To do this, the Fund invests
                                    approximately 80% of its assets in JHT Funds
                                    which invest primarily in fixed income
                                    securities and approximately 20% in Funds
                                    which invest primarily in equity securities.

   Lifestyle Growth (3)             Seeks long-term growth of capital. Current
                                    income is also a consideration. To do this,
                                    the Fund invests approximately 20% of its
                                    assets in JHT Funds which invest primarily
                                    in fixed income securities and approximately
                                    80% in Funds which invest primarily in
                                    equity securities.

   Lifestyle Moderate (3)           Seeks a balance between a high level of
                                    current income and growth of capital, with a
                                    greater emphasis on income. To do this, the
                                    Fund invests approximately 60% of its assets
                                    in JHT Funds which invest primarily in fixed
                                    income securities and approximately 40% in
                                    Funds which invest primarily in equity
                                    securities.

   Mid Cap Index Trust              Seeks to approximate the aggregate total
                                    return of a mid cap U.S. domestic equity
                                    market index. To do this, the Fund invests
                                    at least 80% of its net assets in the common
                                    stocks in the S&P Mid Cap 400 Index(1) and
                                    securities that as a group behave in a
                                    manner similar to the index.

   Money Market Trust               Seeks to obtain maximum current income
                                    consistent with preservation of principal
                                    and liquidity. To do this, the Funds invest
                                    in high quality, U.S. dollar denominated
                                    money market instruments.

   Pacific Rim Trust                Seeks to achieve long-term growth of
                                    capital. To do this, the Fund invests at
                                    least 80% of its net assets in common stocks
                                    and equity-related securities of
                                    established, larger-capitalization non-U.S.
                                    companies located in the Pacific Rim region,
                                    including emerging markets.

   Quantitative All Cap Trust       Seeks long-term growth of capital. To do
                                    this, the Fund invests at least 65% of its
                                    total assets in equity securities of large,
                                    mid and small-cap U.S. companies with strong
                                    industry position, leading market share,
                                    proven management and strong financials.

   Quantitative Mid Cap Trust       Seeks long-term capital growth. To do this,
                                    the Fund invests at least 80% of its net
                                    assets in U.S. mid-cap and large-cap
                                    companies' securities with strong industry
                                    positions, leading market shares, proven
                                    managements and strong balance sheets.

   Quantitative Value Trust         Seeks long-term capital appreciation. To do
                                    this, the Fund invests at least 65% of its
                                    total assets in large-cap U.S. securities
                                    with the potential for long-term growth of
                                    capital.

   Small Cap Index Trust            Seeks to approximate the aggregate total
                                    return of as mall cap U.S. domestic equity
                                    market index. To do this, the Fund invests
                                    at least 80% of its net assets in the common
                                    stocks in the Russell 2000 Index(4) and
                                    securities that as a group behave in a
                                    manner similar to the index.

   Total Stock Market Index Trust   Seeks to approximate the aggregate total
                                    return of abroad U.S. domestic equity market
                                    index. To do this, the Fund invests at least
                                    80% of its net assets in the common stocks
                                    in the Wilshire 5000 Index(5) and securities
                                    that as a group will behave in a manner
                                    similar to the index.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



MFC GLOBAL INVESTMENT MANAGEMENT
(U.S.), LLC
   Emerging Growth Trust            Seeks superior long-term rates of return
                                    through capital appreciation. To do this,
                                    the Fund invests primarily in high quality
                                    securities of small-cap U.S. companies whose
                                    growth prospects are better than average
                                    because they have a unique product or a
                                    technology/service edge or an expanding
                                    market share.

   High Income Trust                Seeks high current income; capital
                                    appreciation is a secondary goal. To do
                                    this, the Fund invests at least 80% of its
                                    net assets in U.S. and foreign fixed-income
                                    securities that are rated BB/Ba or lower or
                                    are unrated equivalents.

   Strategic Income Trust           Seeks a high level of current income. To do
                                    this, the Fund invests at least 80% of its
                                    assets in foreign government and corporate
                                    debt securities from developed and emerging
                                    markets, U.S. Government and agency
                                    securities and domestic high yield bonds.

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust    Seeks long-term capital appreciation. To do
                                    this, the Fund invests at least 80% of its
                                    net assets in equity securities of
                                    small-capitalization companies.

PACIFIC INVESTMENT MANAGEMENT
COMPANY LLC
   Global Bond Trust                Seeks maximum total return, consistent with
                                    preservation of capital and prudent
                                    investment management. To do this, the Fund
                                    invests at least 80% of its net assets in
                                    fixed income instruments, futures contracts
                                    (including related options) with respect to
                                    such securities and options on such
                                    securities.

   Real Return Bond Trust           Seeks maximum real return, consistent with
                                    preservation of real capital and prudent
                                    investment management. To do this, the Fund
                                    invests at least 80% of its net assets in
                                    inflation-indexed bonds of varying
                                    maturities issued by the U.S. and non-U.S.
                                    governments, their agencies or
                                    instrumentalities and corporations.

   Total Return Trust               Seeks maximum total return, consistent with
                                    preservation of capital and prudent
                                    investment management. To do this, the Fund
                                    invests at least 65% of its total assets in
                                    a diversified fund of fixed income
                                    instruments of varying maturities.

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust              Seeks long-term growth of capital. To do
                                    this, the Fund invests at least 80% of its
                                    assets in domestic equity securities of
                                    companies that are currently undervalued
                                    relative to the market, based on estimated
                                    future earnings and cash flow.

RCM CAPITAL MANAGEMENT LLC
   Emerging Small Company Trust     Seeks long term capital appreciation. To do
                                    this, the Fund invests at least 80% of its
                                    net assets in common stocks and other equity
                                    securities of U.S. companies that have a
                                    small market capitalization. EFFECTIVE MAY
                                    28, 2007, the Investment Strategy is: The
                                    Fund invests at least 80% of its net assets
                                    in securities of small cap companies. The
                                    subadviser seeks to create an investment
                                    portfolio of growth stocks across major
                                    industry groups.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



SSGA FUNDS MANAGEMENT, INC.
   International Equity Index       Seeks to track the performance of
   Trust A                          abroad-based equity index of foreign
                                    companies primarily in developed countries
                                    and, to a lesser extent, in emerging market
                                    countries. To do this, the Fund invests at
                                    least 80% of its assets in securities listed
                                    in the MSCI All Country World ex-U.S.
                                    Index.(6)

SUSTAINABLE GROWTH ADVISERS, L.P.
   U.S. Global Leaders Growth       Seeks long-term growth of capital. To do
   Trust                            this, the Fund invests least 80% of its net
                                    assets in stocks of companies determined to
                                    have a high degree of predictability and
                                    above average sustainable long-term growth.

RCM CAPITAL MANAGEMENT LLC.
T. ROWE PRICE ASSOCIATES, INC.
   Science & Technology Trust(7)    Seeks long-term growth of capital. Current
                                    income is incidental to the Fund's
                                    objective. To do this, the Fund invests at
                                    least 80% of its net assets in the common
                                    stocks of companies expected to benefit from
                                    the development, advancement, and/or use of
                                    science and technology.

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust           Seeks to provide long-term growth of
                                    capital. Current income is a secondary
                                    objective. To do this, the Fund invests at
                                    least 80% of its net assets in the common
                                    stocks of large and medium-sized blue chip
                                    growth companies that are well established
                                    in their industries.

   Equity-Income Trust              Seeks to provide substantial dividend income
                                    and also long-term capital appreciation. To
                                    do this, the Fund invests at least 80% of
                                    its net assets in equity securities, with
                                    65% in common stocks of well-established
                                    companies paying above-average dividends.

   Health Sciences Trust            Seeks long-term capital appreciation. To do
                                    this, the Fund invests at least 80% of its
                                    net assets in common stocks of companies
                                    engaged in the research, development,
                                    production, or distribution of products or
                                    services related to health care, medicine,
                                    or the life sciences.

   Small Company Value Trust        Seeks long-term growth of capital. To do
                                    this, the Fund will invest at least 80% of
                                    its net assets in small companies whose
                                    common stocks are believed to be
                                    undervalued.

TEMPLETON GLOBAL ADVISORS LIMITED
   Global Trust                     Seeks long-term capital appreciation. To do
                                    this, the Fund invests primarily in the
                                    equity securities of companies located
                                    throughout the world, including emerging
                                    markets.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Small              Seeks long-term capital appreciation. To do
   Cap Trust                        this, the Fund invests at least 80% of its
                                    net assets in securities issued by foreign
                                    small-cap companies in emerging markets.

   International Value Trust        Seeks long-term growth of capital. To do
                                    this, the Fund invests at least 65% of its
                                    total assets in equity securities of
                                    companies located outside the U.S.,
                                    including in emerging markets, and generally
                                    up to 25% of its total assets in debt
                                    securities of companies and governments
                                    located anywhere in the world.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



UBS GLOBAL ASSET MANAGEMENT
(AMERICAS) INC.
   Global Allocation Trust          Seeks total return, consisting of long-term
                                    capital appreciation and current income. To
                                    do this, the Fund invests in equity and
                                    fixed income securities of issuers located
                                    within and outside the U.S. based on
                                    prevailing market conditions.

   Large Cap Trust                  Seeks to maximize total return, consisting
                                    of capital appreciation and current income.
                                    To do this, the Fund invests at least 80% of
                                    its net assets in equity securities of U.S.
                                    large capitalization companies whose
                                    estimated fundamental value is greater than
                                    its market value at any given time.

VAN KAMPEN (A REGISTERED TRADE
NAME OF MORGAN STANLEY INVESTMENT
MANAGEMENT INC.)
   Value Trust                      Seeks to realize an above-average total
                                    return over a market cycle of three to five
                                    years, consistent with reasonable risk. To
                                    do this, the Fund invests at least 65% of
                                    its total assets in equity securities which
                                    are believed to be undervalued relative to
                                    the stock market in general.

WELLINGTON MANAGEMENT COMPANY,
LLP
   Investment Quality Bond Trust    Seeks to provide a high level of current
                                    income consistent with the maintenance of
                                    principal and liquidity. To do this, the
                                    Fund invests at least 80% of its net assets
                                    in bonds rated investment grade. The Fund
                                    will tend to focus on corporate bonds and
                                    U.S. government bonds with intermediate to
                                    longer term maturities.

   Mid Cap Stock Trust              Seeks long-term growth of capital. To do
                                    this, the Fund invests at least 80% of its
                                    net assets in equity securities of
                                    medium-sized companies with significant
                                    capital appreciation potential.

   Mid Cap Intersection Trust       Seeks long-term growth of capital. To do
                                    this, the Fund invests at least 80% of its
                                    net assets in equity securities of
                                    medium-sized companies with significant
                                    capital appreciation potential.

   Natural Resources Trust          Seeks long-term total return. To do this,
                                    the Fund will invest at least 80% of its net
                                    assets in equity and equity-related
                                    securities of natural resource-related
                                    companies worldwide, including emerging
                                    markets.

   Small Cap Growth Trust           Seeks long-term capital appreciation. To do
                                    this, the Fund will invest at least 80% of
                                    its net assets in small-cap companies that
                                    are believed to offer above-average
                                    potential for growth in revenues and
                                    earnings.

   Small Cap Value Trust            Seeks long-term capital appreciation. To do
                                    this, the Fund will invest at least 80% of
                                    its net assets in small-cap companies that
                                    are believed to be undervalued.

WELLS FARGO FUND MANAGEMENT, LLC
   Core Bond Trust                  Seeks total return consisting of income and
                                    capital appreciation. To do this, the Fund
                                    invests at least 80% of its net assets in a
                                    broad range of investment grade debt
                                    securities, including U.S. Government
                                    obligations, corporate bonds, mortgage- and
                                    other asset-backed securities and money
                                    market instruments, that offer attractive
                                    yields and are undervalued relative to
                                    issues of similar credit quality and
                                    interest rate sensitivity.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



WELLS FARGO FUND MANAGEMENT, LLC
- CONTINUED

   U.S. High Yield Bond Trust       Seeks total return with a high level of
                                    current income. To do this, the Fund invests
                                    at least 80% of its net assets in corporate
                                    debt securities that are below investment
                                    grade, including preferred and other
                                    convertible high yield securities.

WESTERN ASSET MANAGEMENT COMPANY

   High Yield Trust                 Seeks to realize an above-average total
                                    return over a market cycle of three to five
                                    years, consistent with reasonable risk. To
                                    do this, the Fund invests at least 80% of
                                    its net assets in high yield securities,
                                    including corporate bonds, preferred stocks
                                    and U.S. Government and foreign securities.

   Strategic Bond Trust             Seeks a high level of total return
                                    consistent with preservation of capital. To
                                    do this, the Fund invests at least 80% of
                                    its net assets in fixed income securities
                                    across a range of credit qualities and may
                                    invest a substantial portion of its assets
                                    in obligations rated below investment grade.

   U.S. Government Securities       Seeks to obtain a high level of current
   Trust                            income consistent with preservation of
                                    capital and maintenance of liquidity. To do
                                    this, the Fund invests at least 80% of its
                                    net assets in debt obligations and
                                    mortgage-backed securities issued or
                                    guaranteed by the U.S. government, its
                                    agencies or instrumentalities.

                     BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK INVESTMENT MANAGEMENT,
LLC
   BlackRock Basic Value V. I.      The investment objective of the Fund is to
   Fund                             seek capital appreciation and, secondarily,
                                    income.

   BlackRock Value Opportunities    The investment objective of the Fund is to
   V. I. Fund                       seek long-term growth of capital.

BLACKROCK ASSET MANAGEMENT U.K.
LIMITED
   BlackRock Global Allocation      The investment objective of the Fund is to
   V. I. Fund                       seek high total investment return.

                         PIMCO VARIABLE INSURANCE TRUST

PACIFIC INVESTMENT MANAGEMENT
COMPANY
   PIMCO VIT All Asset Portfolio    The Fund invests primarily in a diversified
                                    mix of: (a) common stocks of large and mid
                                    sized U.S. companies, and (b) bonds with an
                                    overall intermediate term average maturity.



(1) "Standard & Poor's(R)," "Standard & Poor's 500(R)," and S&P Mid Cap 400(R) are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Standard & Poor's(R) was from $1.42 billion to $410.66 billion; for the Standard & Poor's 500(R) $1.42 billion to $410.66 billion and; for the S&P Mid Cap 400(R) $590 million to $12.5 billion.



(2) The Active Bond Trust is subadvised by Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC.



(3) Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.



(4) "Russell 2000(R)"is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Russell 2000(R) was from $38 million to $3.75 billion.



(5) "Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Wilshire 5000 was from $38 million to $410.66 billion.



(6) "MSCI All Country World ex-US Index(SM)" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2007 the mid cap range was from $37 million to $244.4 billion.



(7) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.

VOTING INTEREST

You instruct us how to vote Fund shares.


We will vote Fund shares held in the Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in the Separate Account for Contract Owners) in proportion to the instructions so received. A potential effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.


During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract


ELIGIBLE PLANS

Contracts may have issued to fund Qualified Plans qualifying for special income tax treatment under the Code such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see Appendix B: "Qualified Plan Types"). The Contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ELIGIBLE GROUPS

We issued Contracts to Venture Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments.

You make Purchase Payments to us at our Annuities Service Center. Except as noted below, the minimum initial Purchase Payment you paid for the Contract was $10,000.

Subsequent Purchase Payments must be at least $30. Purchase Payments may be made at any time and must be in U.S. dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1 million or your Contract Value already exceeds $1 million, you must obtain our approval in order to make the payment.


We may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request, in the following circumstances:


     - you purchased your Contract through a 1035 exchange or a Qualified Plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to John Hancock USA's receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions;

     - you purchased more than one new Contract and such Contracts could not be combined AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000;

     - you and your spouse each purchased at least one new Contract AND the average initial Purchase Payment for the new Contract(s) was equal to or greater than $50,000;

     - you purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either Qualified and Non-Qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts equaled or was greater than $50,000.


If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:


     - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

     - the Contract Value at the end of such two year period is less than $2,000.


As a matter of administrative practice, the Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $40 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VII. Federal Tax Matters").


You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).

We add 3% or more to each Purchase Payment you make.

Payment Enhancements


When you make a Purchase Payment, we add a Payment Enhancement to your Contract. The Payment Enhancement is funded from our General Account and is allocated among Investment Options in the same proportion as your Purchase Payment.



The table below summarizes the Payment Enhancements rates, as a percentage of Purchase Payment, on Contracts issued prior to May 1, 2006. For these promotions, the promotional Payment Enhancement applies to initial and subsequent Purchase Payments received on Contracts issued during the promotional period. We may terminate a "promotional rate" at any time. If we do, subsequent Purchase Payments that do not receive the promotional rate receive the guaranteed rate as shown.



                                              PAYMENT ENHANCEMENTS FOR CONTRACTS ISSUED PRIOR TO MAY 2007
                         -----------------------------------------------------------------------------------------------------
CUMULATIVE               GUARANTEED  PROMOTIONAL  PROMOTIONAL  PROMOTIONAL  PROMOTIONAL  PROMOTIONAL  PROMOTIONAL  PROMOTIONAL
PURCHASE PAYMENTS           RATE      RATE A(1)    RATE B(2)    RATE C(3)    RATE D(4)    RATE E(5)    RATE F(6)    RATE G(7)
-----------------        ----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Under $500,000               3.0%        4.0%         5.0%         4.5%         4.0%         5.0%         4.0%         5.0%
$500,000 - $2.5 million      4.0%        5.0%         5.5%         5.0%         4.5%         5.5%         4.5%         5.0%
Over $2.5 million            5.0%        6.0%         6.0%         5.5%         5.0%         6.0%         5.0%         5.0%


(1) Promotional Rate A: Contracts issued on or after January 1, 1999 but prior to June 21, 1999.

(2) Promotional Rate B: Contracts issued on or after June 21, 1999 but prior to January 29, 2001.

(3) Promotional Rate C: Contracts issued on or after January 29, 2001 but prior to May 5, 2003.

(4) Promotional Rate D: Contracts issued on or after May 5, 2003 but prior to March 1, 2004.

(5) Promotional Rate E: Contracts issued on or after March 1, 2004 but prior to November 1, 2004


(6) Promotional Rate F: Contracts issued on or after November 1, 2004 but prior to October 16, 2006



(7) Promotional Rate G: Contracts issued on or after October 16, 2006 but prior to May 1, 2007



Payment Enhancements are not considered to be "investments in the Contract" for income tax purposes (see "VII. Federal Tax Matters").


We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges.

MATTERS TO CONSIDER ABOUT THE PAYMENT ENHANCEMENT. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making additional Purchase Payments, you and your financial adviser should consider:

     -    the length of time that you plan to own your Contract;

     -    the frequency, amount and timing of any partial surrenders;

     -    the amount and frequency of your Purchase Payments.

In addition, if you exercise your right to return the Contract within 10 days of receiving it, we will recover the original amount of the Payment Enhancement credited (including any amount credited pursuant to a Letter of Intent as discussed below). Therefore, you bear the risk that if the market value of the Payment Enhancement has declined, we will still recover the full amount of the Payment Enhancement.

If you are considering making additional Purchase Payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix B: "Qualified Plan Types").


LETTER OF INTENT. (not available in Oregon). Using a Letter of Intent may permit you to receive a larger Payment Enhancement. The next higher Payment Enhancement percentage may have been applied to your initial Purchase Payment if you provided us with satisfactory evidence (referred to as a "Letter of Intent") that your total Purchase Payments in the first 13 months would satisfy the requirement for the higher percentage. Satisfactory evidence requires, but is not limited to, a minimum initial Purchase Payment of at least 50% of the minimum required Purchase Payment for the higher percentage. We reserve the right to recover an amount from your Contract if your total Purchase Payments received within 13 months from the issue date of your Contract do not equal or exceed the amount (promised in your Letter of Intent) used to determine a Payment Enhancement. The amount we may recover is the original amount of Payment Enhancement applied to your Contract minus the amount of Payment Enhancement that would have been applied had you not submitted a Letter of Intent (the "excess Payment Enhancement").


If the value of such accumulation units declines, we will recover the full amount of the excess Payment Enhancement. Therefore, you bear the risk that if your Letter of Intent is not completed, the value of your Contract may be less than had your Letter of Intent not been executed. If the amount recovered exceeds the Contract Value, we reserve the right to terminate your Contract without value. Amounts recovered are withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.



The promotional rates applicable to the initial Purchase Payment under a Letter of Intent continue in effect for the 13 month Letter of Intent completion period regardless of a termination generally of the promotional rates during such a period.


IF YOU FAIL TO INFORM US THAT YOU INTEND TO SUBMIT MULTIPLE PURCHASE PAYMENTS WITHIN 13 MONTHS OF YOUR CONTRACT ISSUE DATE, YOUR CONTRACT MAY RECEIVE A LOWER PAYMENT ENHANCEMENT PERCENTAGE THAN WOULD OTHERWISE BE AVAILABLE.

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.


We usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.



We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.


We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units


The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.



We use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:



     - your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day, or


     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same over the valuation period. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

     - the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

     - The per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Separate Account Investment Option on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Separate Account Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). Accumulation units will be canceled from the Investment Account from which you transfer amounts and credited to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the fund underlying a variable investment option to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies), both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Separate Account Investment Option may be made. We apply the Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

     -    restricting transfers into and out of certain Sub-Accounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law). While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long term investors.


In addition to the transfer restrictions that we impose, the John Hancock Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


Maximum Number of Investment Options


There is no limit on the number of Investment Options to which you may allocate Purchase Payments (except under a Rider - see Appendix D - "Optional Guaranteed Minimum Withdrawal Benefits").


We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions


When you purchase a Contract, we automatically permit you to request transfers and withdrawals by telephone. We also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on the first page of this Prospectus.


To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.


We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:



     -    any loss or theft of your password; or



     -    any unauthorized use of your password.


We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.


We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing Programs.

Special Transfer Services - Dollar Cost Averaging Program


We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted.



The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more



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accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA Program.

Special Transfer Services - Asset Rebalancing Program


We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.



We permit asset rebalancing on the following time schedules:


     - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

     - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

     - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges and tax liability as a result.

Withdrawals


During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We then cancel the Contract. In the case of a partial withdrawal, we pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.


When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see "Fixed Investment Options."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.


We pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:


     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;

     - an emergency exists, as determined by the SEC, in of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


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Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").



IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax, withdrawal charges and, for Contracts issued with an optional minimum guaranteed withdrawal benefit Rider, Reset provisions (see "VI. Optional Benefits"). If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit rider then available.



TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").


You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the Contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. We do not charge a fee to participate in the IP program.


Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix D "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Principal Plus and Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Principal Plus and Principal Plus for Life Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your total initial Purchase Payment(s), even if your Contract Value reduces your initial Purchase Payment(s), even if your Contract Value reduces to zero. We ill increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain calendar years. Depending on market performance, you may also be able to increase or "Step-up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.

If you die during the Accumulation Period, we distribute death benefits that might exceed your Contract Value.

Death Benefit During the Accumulation Period

IN GENERAL. The Contracts described in this Prospectus generally provide for distribution of death benefits if a Contract Owner dies before a Contract's Maturity Date. The minimum death benefits provided under the Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner on the date of issue. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

AMOUNT OF DEATH BENEFIT. The death benefit under the Contracts is the greater of:

     -    the Contract Value; or

     -    a minimum death benefit.

We have the right to deduct from the death benefit any Payment Enhancements applied to the Contract in the 12-month period prior to the date of an Owner's death, but we currently waive this right. We do not deduct earnings attributable to Payment Enhancements from the death benefit.


We decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We increase the death benefit by any enhanced death benefit Riders that you may have purchased (see Appendix C: "Optional Enhanced Death Benefits").



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

MINIMUM DEATH BENEFIT. We determine the minimum death benefit as follows:

     - We limit the minimum death benefit on Venture Vantage(R) Contracts so that it does not exceed $10 million, except for: (a) Contracts issued in HI, MA, MN and VT; (b) Contracts issued in IL prior to July 25, 2003; and (c) Contracts issued prior to June 2, 2003 in all other states.

     - During the first nine Contract Years, the minimum death benefit equals the total amount of Purchase Payments, less any amounts deducted in connection with partial withdrawals.

     - After the ninth Contract Year, the minimum death benefit is the greater of: (a) the total amount of all Purchase Payments, less any amounts deducted in connection with partial withdrawals; and (b) the Contract Value on the last day of the ninth Contract Year, plus the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals, since then.

We reduce the minimum death benefit proportionally in connection with partial withdrawals. For Contracts issued prior to January 1, 2003, however, we reduce the minimum death benefit by the dollar amount of the partial withdrawals.

We may reset the minimum death benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. This treatment of Contract Value as a payment is not included in cumulative Purchase Payments and is not eligible for a Payment Enhancement. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

     -    a certified copy of a death certificate; or

     - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     -    any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.


DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VII. Federal Tax Matters" and Appendix B: "Qualified Plan Types").



In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions govern payment of the death benefit.



We pay the death benefit to the Beneficiary if any Owner dies before the Maturity Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.



The death benefit may be taken in the form of a lump sum. If so, we pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").



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If the death benefit payable upon the death of an Owner is not taken as a lump sum under our current administrative procedures, the Contract will continue subject to the following:

     -    The Beneficiary will become the Contract Owner.

     - Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at our Annuities Service Center of due proof of the Owner's death.

     -    No additional Purchase Payments may be made.

     -    Withdrawal charges will be waived for all future distributions.

     - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In this case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. This Purchase Payment is not eligible for a Payment Enhancement and, when calculating the Payment Enhancement for subsequent Purchase Payments, it will not be included in cumulative Purchase Payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

     - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options," which must begin within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). If the distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

     - Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

Optional Enhanced Death Benefits

Please see Appendix C: "Optional Enhanced Death Benefits" for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased.


     - ANNUAL STEP DEATH BENEFIT. Under the Annual Step Death Benefit Rider ("Annual Step Death Benefit"), we guarantee a minimum death benefit up to the Maturity Date based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step Benefit was available only at Contract issue and only if you (and every joint Owner) were under age 80 when we issued the Contract. The Rider cannot be revoked once elected.



GUARANTEED EARNINGS MULTIPLIER (Not available in New York and Washington). We offered the Guaranteed Earnings Multiplier Death Benefit Rider between January 29, 2001 and May 2006, subject to state availability. Under the Guaranteed Earnings Multiplier Rider, we guarantee that upon the death of any Contract Owner prior to the Maturity Date, we will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under Guaranteed Earnings Multiplier, we increase the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) were less than 70 years old when we issued a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) were 70 or older at issue. We reduce the "appreciation in the Contract Value" proportionally in connection with partial withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. Guaranteed Earnings Multiplier is available only at Contract issue and cannot be revoked once elected.



TRIPLE PROTECTION DEATH BENEFIT (Not available in New York and Washington). We offered the Triple Protection Death Benefit Rider between December, 2003 and December, 2004. Triple Protection Death Benefit provides a guaranteed death benefit amount, which can be increased or decreased as provided in the Rider. The Triple Protection Death Benefit replaces any other death benefit under the Contract. The Triple Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.



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PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity payments from us.

General


Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period).



When John Hancock USA issues a Contract outside New York:



     - the Maturity Date for Contracts issued prior to May 1, 2006 is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary



     - the Maturity Date for Contracts issued on and after May 1, 2006 is the first day of the month following the 95th birthday of the oldest Annuitant.



You should review your Contract carefully to determine the Maturity Date applicable to your Contract.



You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VII. Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.


You may select the frequency of annuity payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options


Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, an Annuity Option in the form of a life annuity with payments guaranteed for ten years, as described below. We will provide either variable or fixed, or a combination variable and fixed, annuity payments at the Maturity Date. We will determine annuity payments based on the Investment Account Value of each Investment Option on that date. Treasury Department regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:



     - you will no longer be permitted to make any withdrawals under the Contract;



     - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider; and



     -    we may not change the Annuity Option or the form of settlement.


Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.


ANNUITY OPTIONS OFFERED IN THE CONTRACT. The Contracts guarantee the availability of the following Annuity Options:


Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.


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Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years
- An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.


ADDITIONAL ANNUITY OPTIONS. We currently offer the following Annuity Options which are in addition to the ones we are contractually obligated to make available. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.


Option 3: Life Annuity with Payments Guaranteed for 5, 15 or 20 Years - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.

Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 5: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.


ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We may make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider, as described in "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits"). If you purchase a Contract with a guaranteed minimum withdrawal benefit Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.



PPFL Alternate Annuity Option 1: LIA Fixed Annuity with Period Certain - This option is available if you purchase a Contract with the Principal Plus for Life or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider. If you purchase a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



     - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract, or



     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.



PPFL Alternate Annuity Option 2: Spousal LIA Fixed Annuity with Period Certain - This Annuity Option is available if you purchase a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetime of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



     - the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract, or



     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Annuity.



PPFL Alternate Annuity Option 3: Fixed Period Certain Only - This option is available only if:



     - you purchase a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider; and



     - (for Principal Plus for Life, Principal Plus for Life Plus Spousal Protection and Principal Plus for Life Plus Automatic Annual Step-up Riders) there is no Lifetime Income Amount remaining (or none has been determined) at the Maturity Date.



This option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



     (a) the Guaranteed Withdrawal Amount on the Maturity Date as provided by the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or the Principal Plus for Life Plus Spousal Protection Rider that you purchased with your Contract, or



     (b) the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.



Full Surrenders During the Pay-out Period. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:



     - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" for a description of an "Annuity Unit");



     - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and



     - calculating the present value of these payments at the assumed interest rate of 3%.



Partial Surrenders During the Pay-out Period. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.


If you elect to take only the Commuted Value of some of the remaining annuity payments due in the period certain, we will reduce the remaining annuity payments during the remaining period certain.


You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.



FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period" above), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option (see "Annuity Options" above).



The amount of each Fixed Annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering.



We guarantee the dollar amount of all Fixed Annuity payments.


Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.


The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments


We will base Variable Annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity payment.


The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.


We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment.


Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period


Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. We make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During the Pay-Out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

Optional Guaranteed Minimum Income Benefit

Please see Appendix E: "Optional Guaranteed Minimum Income Benefit" for a general description of the Guaranteed Retirement Income Program II Rider that may enhance guaranteed income benefits under the Contract you purchased. This optional benefit guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an account called the "Income Base," which can be increased or decreased as provided in the Rider. The Guaranteed Retirement Income Program II Rider was available only at Contract issue. The Rider cannot be revoked once elected.


OTHER CONTRACT PROVISIONS


You have a right to cancel your Contract, within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract. We will recover the original amount of the Payment Enhancement credited; earnings attributable to the Payment Enhancement will not be deducted from the amount paid.


No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchased your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or
(b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new Contract is a replacement of an existing contract.



(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.


You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.


In the case of Non-Qualified Contracts, ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract, may be treated as a (potentially taxable) distribution of the Contract Value for federal tax purposes (see "VII. Federal Tax Matters"). A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating such value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit. This Purchase Payment will not be included in cumulative Purchase Payments and is not eligible for a Payment Enhancement.


Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuities Service Center. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.


In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.


GROUP CONTRACTS. An eligible member of a group to which a group contract has been issued may become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. A certificate summarizing the rights and benefits of the Owner under the group contract, or an individual Contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the Contract was issued may restrict an Owner's ability to exercise such rights and privileges.

In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any Contract issued after the effective date of the modification.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as co-Annuitant. The Annuitant is as designated on the specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges and annuity payment rates as to any Contracts issued after the effective date of the modification.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor our General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and the General Account to be accurate.


INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options. However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.


If you purchased a Contract prior to October 7, 2002, you may have elected a one-year Fixed Investment Option. However, you may no longer make new Purchase Payments to the one-year Fixed Investment Option, but you may transfer money from your Variable Investment Options to the one-year Fixed Investment Option. If you purchased a Contract on or after October 7, 2002, you may not make Purchase Payments or transfers to the one-year Fixed Investment Option.

Fixed Investment Options are not available with Contracts issued in the State of Oregon. The State of Washington also restricts Purchase Payments to the Fixed Investment Options if a Guaranteed Retirement Income Program benefit is elected. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA Program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.


You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we establish a single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges and tax liability as a result.

Withdrawals


During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We then cancel the Contract. In the case of a partial withdrawal, we pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.


When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see "Fixed Investment Options."


There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we treat the partial withdrawal as a total withdrawal of the Contract Value.



We pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:


     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;

     - an emergency exists, as determined by the SEC, in of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").


You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. We do not charge a fee to participate in the IP program.

LOANS. We offer a loan privilege only to Owners of Contracts issued in connection with Section 403(b) Qualified Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "Qualified Contracts - Loans." (See "VII. Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS OPTIONAL BENEFIT RIDER.


CHARGES. No asset based charges are deducted from Fixed Investment Options.

                           VI. Charges and Deductions



Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefit Riders, (see "III. Fee Tables").


WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on Purchase Payments that have been in the Contract less than 9 complete Contract Years. We do not assess a withdrawal charge with respect to (i) earnings accumulated in the Contract, (ii) Payment Enhancements and any earnings attributable to Payment Enhancements (iii) certain other "free withdrawal amounts" described below, or
(iv) Purchase Payments that have been in the Contract more than 9 complete Contract Years. In no event may the total withdrawal charges exceed 8.5% of the amount invested.

We first allocate a withdrawal to a "free withdrawal amount" and second to "unliquidated Purchase Payments." We do not impose a withdrawal charge on amounts allocated to the free withdrawal amount. In any Contract Year, the free withdrawal amount for that year is the greater of:

     - 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year), and

     - the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first to withdrawals from Variable Investment Options and then to withdrawals from Fixed Investment Options.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to Purchase Payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.


Upon a full surrender of a Contract issued on or after April 1, 2003, the excess of all unliquidated Purchase Payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. Upon full surrender of a Contract issued prior to April, 2003, we will liquidate the excess of the Contract Value over the free withdrawal amount if lower.


Each Purchase Payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below.

                            MAXIMUM WITHDRAWAL CHARGE
                      (as percentage of Purchase Payments)

First Year     8.5%
Second Year    8.5%
Third Year       8%
Fourth Year      7%
Fifth Year       6%
Sixth Year       5%
Seventh Year     4%
Eighth Year      3%
Ninth Year       2%
Thereafter       0%

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account minus any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant. In addition, no withdrawal charges are imposed on annuity payments.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from asset-based risk charges and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A.

Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home


For Contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:


     - the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person);

     -    the confinement began at least one year after the Contract Date;


     -    confinement was prescribed by a "Physician";


     - both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;

     - the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physician; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.


"Due Proof of Confinement" is a letter signed by a Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.



The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VII. Federal Tax Matters").


ANNUAL CONTRACT FEE


We deduct an Contract fee of $40 each year. However, if during the Accumulation Period the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, we waive the fee. During the Accumulation Period, this Contract fee is deducted on the last day of each Contract Year. It is withdrawn from each Investment Option in the same proportion that the value of that Investment Option bears to the Contract Value. If the entire Contract is withdrawn on other than the last day of any Contract Year, the $40 Contract fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment.


ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee


We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administration expenses. We deduct a daily fee in an amount equal to 0.30% of the value of each Variable Investment Options on an annual basis. This fee is deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option.

Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

Mortality and Expense Risks Fee


The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the Contract that cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit. The expense risk we assume is the risk that the annual fee, administration and withdrawal charges may be insufficient to cover actual expenses.



To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not the mortality risk.


REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS


We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We determine entitlement to such a reduction in the charges or deductions in the following manner:


     - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     - The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     - The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

     - Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

     - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                          PREMIUM TAX RATE
                     -------------------------
                     QUALIFIED   NON-QUALIFIED
STATE OR TERRITORY   CONTRACTS     CONTRACTS
------------------   ---------   -------------
CA                     0.50%        2.35%
GUAM                   4.00%        4.00%
ME(1)                  0.00%        2.00%
NV                     0.00%        3.50%
PR                     3.00%        3.00%
SD(1)                  0.00%        1.25%(2)
WV                     1.00%        1.00%
WY                     0.00%        1.00%

(1)  We pay premium tax upon receipt of Purchase Payment.

(2)  0.80% on Purchase Payments in excess of $500,000.

                            VII. Federal Tax Matters


INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on a Separate Account assets that is passed through to Contract owners.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.



SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS



At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.



When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider (i.e., Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection, or Principal Plus), using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal



If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.



Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.


NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.


In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.


Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.


There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

     - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

     - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);

     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.


Puerto Rico Non-Qualified Contracts


Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.


Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)


The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence BY the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactiVE imposition of the penalty plus interest on it.


These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover:

     -    from a traditional IRA to another traditional IRA;

     - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

     - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

     - between a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;

     - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

     - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may directly roll over the amount distributed to the beneficiary under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.

Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                              VIII. General Matters


ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM


Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:


     - termination of employment in the Texas public institutions of higher education;

     -    retirement;

     -    death; or

     -    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated Broker-Dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation


The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 7.0% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "VI. Charges and Deductions").



Revenue Sharing and Additional Compensation



In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.



We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.



These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2006, in the Statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.



To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments from us, either directly or through JH Distributors and its affiliates, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements payments may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions contests and/or contests promotions in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards,. as my be permitted by applicable NASD rules and other applicable laws and regulations,



In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


Differential Compensation


Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of the Contract.



For sales representatives of certain affiliates, the amount of additional compensation paid is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.


Contracts Sold Directly Without Payment of Any Sales Compensation


The Contract may have been sold directly to certain individuals under various circumstances that did not involve payment of any sales compensation to a registered representative. For such Contracts we credit initial and subsequent Purchase Payments to the Contract with an additional 5% of the Purchase Payment. (However, the amount of the Payment Enhancement and the credit may not exceed 9% of the Purchase Payment. Therefore, if the Payment Enhancement exceeds 5%, the amount of the credit will be reduced so that the total of the Payment Enhancement and the credit equals 9% of the Purchase Payment.).



We apply the credit and the Payment Enhancement (subject to the limitations on the aggregate credit and Payment Enhancement that may be applied) in effect at the time of the issuance of the Contract to each subsequent Purchase Payment.


The credit may be terminated or reduced at any time for Contracts issued, and subsequent Purchase Payments made, after the date of termination. Initial and subsequent Purchase Payments that do not receive the Payment Enhancements and credits described above will receive the guaranteed Payment Enhancements set forth under "Payment Enhancements" above.

The following classes of individuals are eligible for the credit described above:

     - officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the John Hancock Trust or any of their affiliates; and

     - employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (1) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts and (2) have approved the payment of the credit to their employees and registered representatives.

CONFIRMATION STATEMENTS


We send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Company's Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.


REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge


EXAMPLE 1. Assume that a single Purchase Payment of $50,000 is made, a 3% Payment Enhancement of $1,500 is credited to Contract Value, and no additional payments are made and there are no partial withdrawals.

The table below illustrates six examples of the withdrawal charges that would be imposed if the Contract were completely withdrawn. All Contract Values are hypothetical. During any Contract Year the free withdrawal amount is the greater of the Contract Value minus unliquidated Purchase Payments (accumulated earnings), or 10% of total Purchase Payments made under the Contract minus any partial withdrawals in that Contract Year.

                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE       AMOUNT        LIQUIDATED   PERCENT    AMOUNT
--------   --------------   ---------------   ----------   -------   -------
2              $55,000         $ 5,000(1)     $50,000       8.50%     $4,250
4              $50,500         $ 5,000(2)     $45,500       7.00%     $3,185
6              $60,000         $10,000(3)     $50,000       5.00%     $2,500
7              $35,000         $ 5,000(4)     $45,000(4)    4.00%     $1,800
8              $80,000         $30,000(5)     $50,000       3.00%     $1,500
10             $70,000         $20,000(6)     $50,000       0.00%     $    0

(1) In the second Contract Year the earnings under the Contract are $5,000 ($55,000 - $50,000 = $5,000), and 10% of Purchase Payments is equal to $5,000 (0.10 x $50,000 = $5,000). Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 Purchase Payment is liquidated and the withdrawal charge is assessed against that liquidated payment.

(2) In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of Purchase Payments, therefore the free withdrawal amount is equal to 10% of Purchase Payments ($50,000 x 10% = $5,000) and the withdrawal charge is only applied to Purchase Payments liquidated (Contract Value less withdrawal amount).


(3) In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of Purchase Payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated.


(4) In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is 10% of Purchase Payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total Purchase Payments less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For Contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total Purchase Payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(5) In the example for the eighth Contract Year, the accumulated earnings of $30,000 is greater than 10% of Purchase Payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $30,000 and the withdrawal charge is applied to the payments liquidated.

(6) There is no withdrawal charge on any Purchase Payments that have been in the Contract for at least 10 years.

     EXAMPLE 2. Assume: that a single Purchase Payment of $50,000 is made, a 3% Payment Enhancement of $1,500 is credited to Contract Value, no transfers are made, no additional payments are made, and that there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

                   PARTIAL       FREE                   WITHDRAWAL CHARGE
 HYPOTHETICAL    WITHDRAWAL   WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE     AMOUNT       AMOUNT     LIQUIDATED   PERCENT    AMOUNT
--------------   ----------   ----------   ----------   -------   -------
$65,000            $2,000     $15,000(1)     $    0      8.00%      $  0
$49,000            $5,000     $ 3,000(2)     $2,000      8.00%      $160
$52,000            $7,000     $ 4,000(3)     $3,000      8.00%      $240
$44,000            $8,000     $     0(4)     $8,000      8.00%      $640

(1) The free withdrawal amount during any Contract Year is the greater of the Contract Value minus unliquidated payments (accumulated earnings), or 10% of Purchase Payments minus 100% of all prior withdrawals in that Contract Year. For the first example, accumulated earnings of $15,000 ($65,000 - $50,000 = $15,000) is the free withdrawal amount since it is greater than 10% of Purchase Payments less prior withdrawals ($5,000 - $0). The amount requested ($2,000) is less than the free withdrawal amount. Therefore, payments are not liquidated and no withdrawal charge applies.

(2) The Contract has negative accumulated earnings ($49,000 - $50,000 < 0), so the free withdrawal amount is limited to 10% of Purchase Payments minus 100% of all prior withdrawals during the Contract Year. Because $2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and will result in payments being liquidated. The remaining unliquidated payments after the $5,000 partial withdrawal are $48,000 ($50,000 - $2,000 = $48,000).

(3) The Contract has increased in value to $52,000. The unliquidated payments are $48,000 which results in $4,000 of accumulated earnings ($52,000 - $48,000 = $4,000) which is greater than 10% of Purchase Payments minus prior withdrawals this Contract Year ($5,000 - $2,000 - $5,000 < 0). Hence the free withdrawal amount is $4,000, leaving $3,000 of the $7,000 partial withdrawal subject to a withdrawal charge. The unliquidated payments are reduced by $3,000 to $45,000.

(4) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,0000 < 0) and the full 10% of Purchase Payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year, the full 10% of Purchase Payments would be available for withdrawal requests during that Contract Year.

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.


The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions


In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.


The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

          -    made after the Owner attains age 59 1/2;

          -    made after the Owner's death;

          -    attributable to the Owner being disabled; or

          - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a traditional IRA OR another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.



Conversion or Direct Rollover to a Roth IRA



You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:


          -    you have adjusted gross income over $100,000; or

          -    you are a married taxpayer filing a separate return.


The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

          - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

          -    earnings on those contributions; and

          - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardshIP (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).











CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.



Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.


          - A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).





When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits


This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Venture Vantage(R) Contract. If you purchased an optional enhanced death benefit Rider, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect.


YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

     1.   Annual Step Death Benefit

     2.   Guaranteed Earning Multiplier Death Benefit - Not offered in
          Washington

     3.   Triple Protection Death Benefit - Not offered in Washington

ANNUAL STEP DEATH BENEFIT

If you elected the optional Annual Step Death Benefit, we impose an additional daily charge at any annual rate of 0.20% of the value of the variable Investment Accounts. For Contracts issued on or after January 29, 2001 but prior to May 5, 2003, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the Rider was then available for sale in your state. We also offered to add the optional Annual Step Death Benefit to Contracts issued prior to July 31, 2000, but terminated that offer on December 31, 2001. Once you elect this benefit, it is irrevocable.


Under this benefit, if the Owner dies before the Contract's date of maturity, we pay an "Annual Step Benefit" to your Beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step Benefit replaces a lower death benefit under the terms of the Contract.)


The Annual Step Death Benefit is the greatest "Anniversary Value" after the effective date of the Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any Purchase Payments you have made since that anniversary, MINUS amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Annual Step Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. For Contracts issued after January 15, 2002, but prior to May, 2003 the amount we deduct in connection with partial withdrawals is the dollar amount of the withdrawal.

If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the optional Annual Step Death Benefit payable upon the death of the surviving spouse, we treat the death benefit paid upon the first Owner's death as a payment to the Contract. This payment will not be included in cumulative payments and is not eligible for a Payment Enhancement. In addition, we will not consider payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death in the determination of the Annual Step Death Benefit for the surviving spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first Owner's death.

Termination of the Annual Step Death Benefit.

The Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including The Annual Step Death Benefit) as the new Owner.

Qualified Retirement Plans.

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix B, "Qualified Plan Types"). Please consult your tax advisor.

THE CONTINUATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT FOR A SURVIVING SPOUSE MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED EARNINGS MULTIPLIER


If you elected the optional Guaranteed Earnings Multiplier benefit, we impose an additional daily charge at an annual rate of 0.20% of the value of each variable Investment Account. Guaranteed Earnings Multiplier was not available on Contracts issued prior to January 29, 2001, and its subsequent availability varied by state. With this benefit, on the death of any Contract Owner prior to the Maturity Date, we pay the death benefit otherwise payable under the Contract plus the benefit payable under Guaranteed Earnings Multiplier. Election of Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.


Subject to the maximum amount described below, Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Guaranteed Earnings Multiplier benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects to continue the Contract, Guaranteed Earnings Multiplier will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner's death and the Guaranteed Earnings Multiplier benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.

Termination of Guaranteed Earnings Multiplier

Guaranteed Earnings Multiplier will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including Guaranteed Earnings Multiplier) as the new Owner.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Guaranteed Earnings Multiplier) may have on your plan (see Appendix B, "Qualified Plan Types"). Please consult your tax advisor.

THE ELECTION OF GUARANTEED EARNINGS MULTIPLIER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

TRIPLE PROTECTION DEATH BENEFIT

(Not offered in Washington)

If you elected the optional Triple Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Triple Protection Death Benefit). The Triple Protection Death Benefit was available for Contracts issued between December 8, 2003 and December 31, 2004. If you elected Triple Protection Death Benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.

Under this benefit, if the Owner dies before the Contract's date of maturity, the Triple Protection Death Benefit replaces any death benefit payable under the terms of your Contract. The Triple Protection Death Benefit is equal to an "Enhanced Earnings Death Benefit Factor" plus the greatest of:


          -    the Contract Value;

          -    the Return of Purchase Payments Death Benefit Factor;

          -    the Annual Step Death Benefit Factor; or

          -    the Graded Death Benefit Factor.

We deduct any Debt under your Contract from the amount described above.


Enhanced Earnings Death Benefit Factor



For purposes of the Triple Protection Death Benefit, the "Enhanced Earnings Death Benefit Factor" is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the Triple Protection Death Benefit Rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.


EXAMPLE. Assume a single Purchase Payment of $100,000 is made into the Contract, no additional Purchase Payments are made and there are no partial withdrawals. Assume the Contract Value on the date the Triple Protection Death Benefit is determined is equal to $175,000:

          -    Earnings Basis is equal to 150% of $100,000 or $150,000.

          -    Earnings is equal to $175,000 minus $150,000 or $25,000.

NOTE THAT FOR PURPOSES OF TRIPLE PROTECTION DEATH BENEFIT, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PURCHASE PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).


The Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or
$12,500.


Return of Purchase Payments Death Benefit Factor


The "Return of Purchase Payments Death Benefit Factor" is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.


Annual Step Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.

Graded Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1) is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT   PAYMENT MULTIPLIER(1)
----------------------------   ---------------------
              0                         100%
              1                         110%
              2                         120%
              3                         130%
              4                         140%
              5                         150%

(1) If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches attained age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.

2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

THE TRIPLE PROTECTION DEATH BENEFIT FACTORS ARE SEPARATE AND DISTINCT FROM SIMILARLY NAMED TERMS, SUCH AS "ANNUAL STEP DEATH BENEFIT" THAT MAY BE CONTAINED IN OTHER OPTIONAL BENEFIT RIDERS. THE OTHER OPTIONAL BENEFIT RIDERS IMPOSE SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

Withdrawal Reductions

If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by Triple Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Determination and Distribution of Triple Protection Death Benefit

We determine the death benefit paid under Triple Protection Death Benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in good order.

If the Beneficiary is the deceased Owner's spouse, and the Triple Protection Death Benefit is not taken in one sum under our current administrative practices, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving spouse:

          - The Triple Protection Death Benefit paid upon the first Owner's death ("first Triple Protection Death Benefit") is not treated as a Purchase Payment to the Contract.


          - In determining the Enhanced Earnings Death Benefit Factor, on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Triple Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.


          - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.

Investment Options

At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

Termination of Triple Protection Death Benefit Rider

The Owner may not terminate the Triple Protection Death Benefit Rider. However, Triple Protection Death Benefit will terminate automatically upon the earliest of:

          -    the date the Contract terminates;

          -    the Maturity Date; or

          - the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and Triple Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

Determination of Triple Protection Death Benefit Fee

Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.


If there is a full withdrawal on any date other than a Contract Anniversary, we deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.


Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Triple Protection Death Benefit) may have on your plan (see Appendix B, "Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits


























This Appendix provides a general description of the following optional guaranteed minimum withdrawal benefit Riders:



          -    PRINCIPAL PLUS,



          -    PRINCIPAL PLUS FOR LIFE,



          -    PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP,



          -    PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION.



If you purchased any of these optional guaranteed minimum withdrawal benefit Riders, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where available, we only permitted one guaranteed minimum withdrawal benefit Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.



OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



Each of our guaranteed minimum withdrawal benefit Riders provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. In addition, we designed our Principal Plus FOR LIFE Riders (i.e., Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) to permit you to withdraw a minimum annual amount, called the "Lifetime Income Amount," as long as a "Covered Person" lives, subject to the terms and conditions of the specific Rider you elected. We may determine the amount of initial Lifetime Income Amount after we issued your Contract, depending on the age of the Covered Person when we issued the Contract and the type of Rider you purchased."



We may increase amounts guaranteed under these Riders:



          - if you make no withdrawals during certain Contract Years, up to limits that vary by Rider,



          - as a result of a "Step-up" of the guarantees to reflect your then-current Contract Value on certain Anniversary Dates, or



          - if you make an additional Purchase Payment, up to limits that vary by Rider.



          - Although these Riders guarantee minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the rider you select, however, we may "Reset" (i.e., reduce) the guaranteed minimum amounts.



Availability



You could elect a guaranteed minimum withdrawal benefit Rider at the time you purchased a Contract, provided:


          - the Rider was available for sale in the state where the Contract was sold;


          - you limited your investment of Purchase Payments and Contract Value to the Investment Options we made available with the Rider; and



          - each "Covered Person" complied with the age restrictions we may have imposed for the Rider (not applicable to Principal Plus).


If you elected a guaranteed minimum withdrawal benefit Rider, its effective date usually is the Contract Date. We permitted Owners of Contracts purchased with a Principal Plus for Life Rider on or after July 17, 2006 to exchange that Rider for a Principal Plus for Life Plus Automatic Annual Step-up Rider or a Principal Plus for Life Plus Spousal Protection Rider for a limited period of time after October 16, 2006, but we no longer do so. The Principal Plus for Life Plus Spousal Protection Rider was not available in New York and its availability in other states varies.



Once you elect a guaranteed minimum withdrawal benefit Rider, it is irrevocable. For each Rider, we charge an additional fee that varies by Rider.



AGE RESTRICTIONS. We did not make the Principal Plus (for Qualified Contracts), Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up Riders available if you were age 81 or older at the time you purchased your Contract. If you elected a Principal Plus for Life Plus Spousal Protection
Rider: (a) the older of you and your spouse must not have been age 81 or older; and (b) both you and your spouse must have been at least 65 or, if not, you must have birthdates less than 6 years apart from each other. For example:

Assume you purchased a Contract on NOVEMBER 1, 2006 and wanted to elect the Principal Plus for Life Plus Spousal Protection Rider.



EXAMPLE #1



You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.



     - Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.



EXAMPLE #2



You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.



     - Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.



Purchase Payments



RESTRICTIONS ON CONTRACTS WITH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. If you purchased a guaranteed minimum withdrawal benefit Rider, we restrict your ability to make additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1 million. We do not permit additional Purchase Payments during a Rider's "Settlement Phase." Other limitations on additional payments may vary by state.



Special Purchase Payment limits on "Non-Qualified" Contracts. If we issued your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



          - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



Special Purchase Payment limits on "Qualified" Contracts. If we issued your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:



          - (for Principal Plus), on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



          - (for Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;



          - (for all Riders) for the year that you become age 70 1/2 and for any subsequent years, if we issued your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but



          - (for all Riders) we will not accept any Purchase Payment after the oldest Owner becomes age 81.



You should consult with a qualified tax advisor regarding your guaranteed minimum withdrawal benefit Rider for further information on tax rules affecting Qualified Contracts, including IRAs.



General right of refusal. We reserve the right to refuse to accept additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issued your Contract. (Under Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection, we do not reserve this right of refusal for additional Purchase Payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.)



IMPACT ON GUARANTEED WITHDRAWAL BALANCE AND GUARANTEED WITHDRAWAL AMOUNT (applicable to all Riders). We increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). We do not include any Payment Enhancement attributable to the Purchase Payment, however, in our calculation of the new Guaranteed Withdrawal Balance. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:



          - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



          - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We do not include any Payment Enhancement attributable to the Purchase Payment in our calculation of the new Guaranteed Withdrawal Amount.



We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the additional Purchase Payment.

IMPACT ON LIFETIME INCOME AMOUNT (applicable to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection). Each time we increase the total Guaranteed Withdrawal Balance to reflect an additional Purchase Payment after the Lifetime Income Date, we also recalculate the Lifetime Income Amount and usually increase it to equal the lesser of:



          - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



          - the Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We do not include any Payment Enhancement attributable to the Purchase Payment in our calculation of the new Lifetime Income Amount.



We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.



Rider Fees



We charge an additional fee on each Contract Anniversary for a guaranteed minimum withdrawal benefit Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct a pro rata share of the annual fee from the Contract Value:



          -    on the date we determine the death benefit;



          - after the Maturity Date at the time an Annuity Option under the Contract begins; or



          - on the date an Excess Withdrawal reduces the Contract Value to zero.



We do not deduct additional Rider fees during the "Settlement Phase" or after the Maturity Date once an Annuity Option begins.



FEE FOR PRINCIPAL PLUS. The fee is equal to 0.30% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.



FEE FOR PRINCIPAL PLUS FOR LIFE. The fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.



FEE FOR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP. The fee is equal to 0.60% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.



FEE FOR PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. The fee is equal to 0.65% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.



Additional Annuity Options



We provide additional Annuity Options for Contracts issued with a guaranteed minimum withdrawal benefit Rider, as described in the "Pay-out Period Provisions" section of this Prospectus.



No Loans under 403(b) plans



The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elected any of our guaranteed minimum withdrawal benefit Riders.

INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



If you elected to purchase any of our Guaranteed Minimum Withdrawal Benefit Riders, you may invest your Contract Value only in the Investment Options we make available with that Rider.



If you purchased any of our guaranteed minimum withdrawal benefit Riders, you must invest 100% of your Contract Value at all times in one or more of the investment options we make available for these Riders. Under our current rules, you must invest either:



     (a) among the currently available individual Investment Options (see "Available Individual Investment Options" below); or



     (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).



You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. You may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions - Withdrawals"). We allocate subsequent Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all authorized distributors of the Contracts.



You should consult with your financial professional to assist you in determining which available individual Investment Option or Model Allocation is best suited for your financial needs and risk tolerance.



Available Individual Investment Options



If you purchased a Contract with a guaranteed minimum withdrawal benefit Rider, we restrict the individual Investment Options to which you may allocate your Contract Value. These currently available Investment Options invest in the following Funds:



          -    American Asset Allocation Trust



          -    Franklin Templeton Founding Allocation Trust



          -    Lifestyle Growth Trust



          -    Lifestyle Balanced Trust



          -    Lifestyle Moderate Trust



          -    Lifestyle Conservative Trust



          -    Index Allocation Trust



          -    Money Market Trust



You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.



For more information regarding these Funds, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Funds, please see "IV. General Information about Us, the Separate Accounts and the Funds" as well as the prospectus for the applicable Funds. You can obtain a copy of the Funds' prospectuses by contacting the Annuities Service Center shown on the first page of this Prospectus. You should read the Funds' prospectuses carefully before investing in the corresponding Variable Investment Option.



Available Model Allocations



You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

The Model Allocations are:



                                             MODEL ALLOCATION
           MODEL ALLOCATION NAME                PERCENTAGE                  FUND NAME
           ---------------------             ----------------   --------------------------------
      American Global Diversification               50%           American Global Growth Trust
                                                    15%         American Global Small Cap Trust
                                                    10%            American High Income Trust
                                                     5%             American New World Trust
                                                    20%               American Bond Trust

      Fundamental Holdings of America               15%           American International Trust
                                                    25%              American Growth Trust
                                                    25%           American Growth-Income Trust
                                                    35%               American Bond Trust

              Global Balanced                       25%           American International Trust
  (not available after April 30, 2007)(1)           25%             Global Allocation Trust
                                                    30%             Fundamental Value Trust
                                                    20%                Global Bond Trust

            Blue Chip Balanced                      30%              American Growth Trust
  (not available after April 30, 2007)(1)           30%           American Growth-Income Trust
                                                    40%          Investment Quality Bond Trust

              Value Strategy                        30%                Core Equity Trust
(not available after February 10, 2006)(1)          30%               Equity-Income Trust
                                                    20%                Active Bond Trust
                                                    20%               Strategic Bond Trust

               Growth Blend                         40%              Blue Chip Growth Trust
(not available after February 10, 2006)(1)          20%           American Growth-Income Trust
                                                    20%                Active Bond Trust
                                                    20%               Strategic Bond Trust

         Core Holdings of America                   15%           American International Trust
  (not available after August 1, 2005)(1)           25%              American Growth Trust
                                                    25%           American Growth-Income Trust
                                                    35%              Active Bond Fund Trust

               Core Solution                        33%         U.S. Global Leaders Growth Trust
  (not available after April 30, 2005)(1)           33%               Classic Value Trust
                                                    34%              Strategic Income Trust

                Value Blend                         20%              American Growth Trust
  (not available after April 30, 2005)(1)           40%               Equity-Income Trust
                                                    20%                Active Bond Trust
                                                    20%               Strategic Bond Trust

                  Global                            30%            International Value Trust
  (not available after April 30, 2005)(1)           20%               U.S. Large Cap Trust
                                                    20%              Blue Chip Growth Trust
                                                    30%                Global Bond Trust

----------
(1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual investment options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.



None of the Model Allocations is a fund-of-funds. A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Funds referenced above. Your investment in the Funds will fluctuate and when redeemed, may be worth more or less than your original investment. For more information regarding each Fund that we permit you to invest in through a Model Allocation, including information relating to that Fund's investment objectives, policies and restrictions, and the risks of investing in that Fund, please see "IV. General Information about Us, the Separate Accounts and the Funds," as well as the Fund's prospectus. You can obtain a Prospectus containing more complete information on each of the Funds by contacting the respective Annuities Service Center shown on page ii of this Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.



We reserve the right to restrict Investment Options in your Variable Investment Account at any time. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.



We also reserve the right to:



          - limit the actual percentages you may allocate to certain Investment Options under the Model Allocations;



          - require that you choose certain Investment Options in conjunction with other Investment Options under the Model Allocations;



          - limit your ability to transfer between existing Investment Options; and/or



          - require you to periodically rebalance existing Variable Investment Accounts to the percentages we require.



FEATURES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



Definitions



We use the following definitions to describe how the our guaranteed minimum withdrawal benefit Riders work:



AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:



          - the older Owner attains age 65 under Principal Plus, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or



          - the older Covered Person attains age 65 under Principal Plus for Life Plus Spousal Protection.



AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:



          - the Covered Person attains age 95 under Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or



          - the older Owner attains age 95 under Principal Plus or Principal Plus for Life Plus Spousal Protection.



COVERED PERSON means (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up):



          - The person whose life we use to determine the duration of the Lifetime Income Amount payments;



          - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



COVERED PERSON means (for Principal Plus for Life Plus Spousal Protection):



          - One of the two persons whose lives we use to determine the duration of the Lifetime Income Amount payments.



          - We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.



          - For Non-Qualified Contracts, both the spouses must be named as co-Owners and co-Beneficiaries of the Contract (or co-Annuitants if the Owner is a non-natural person).



          -    Under Qualified Contracts:



               1. one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and



               2.   the Owner's spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider. (See "Withdrawals" in "V. Description of the Contract" for additional information on the impact of divorce.)



GUARANTEED WITHDRAWAL AMOUNT means:



          - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted.



          - The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.



          -    The maximum Guaranteed Withdrawal Amount at any time is $250,000.



GUARANTEED WITHDRAWAL BALANCE means:



          - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.



          - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.



          - The maximum Guaranteed Withdrawal Balance at any time is $5 million.



LIFETIME INCOME AMOUNT means the amount we guarantee (under Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as:



          - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up) the Covered Person remains alive as an Owner or Annuitant of the Contract, subject to the terms and conditions of the Rider.



          - (for Principal Plus for Life Plus Spousal Protection) at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.



We may adjust the Lifetime Income Amount to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.



LIFETIME INCOME DATE means the date on which we determine the Life Income Amount (under Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection). This will be the date you purchased the Rider if:



          - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up Riders purchased on and after March 12,
               2007) you were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 59 1/2.



          - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 65.



(for Principal Plus for Life Plus Spousal Protection) the older of you and your spouse were age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older spouse would attain age 65. (The Lifetime Income Date does not change if the older spouse does not survive to this date and the younger spouse is still a Covered Person under the Rider.)



LIFETIME INCOME DATE. Under the Principal Plus for Life Plus Spousal Protection Rider, the Lifetime Income Date is:



          -    the date we determine the initial Lifetime Income Amount,



          - the date you purchased the Rider, if the oldest Covered Person was age 65 at that time; otherwise



          - the Anniversary Date on, or immediately following, the date the oldest Covered Person would attain age 65.

We provide the following examples of the Lifetime Income Date for Contracts purchased with a Principal Plus for Life Plus Spousal Protection Rider:



Assume you purchased a Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.



EXAMPLE #1



You are born July 1, 1941 and your spouse is born June 1, 1947.



     - Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.



EXAMPLE #2



You are born December 1, 1950 and your spouse is born October 1, 1956.



     - Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.



RESET means a reduction resulting from our recalculation of:



          - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) the Lifetime Income Amount if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount.



STEP-UP means an increase resulting from our recalculation of:



          - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) Lifetime Income Amount on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.



We also use the term "withdrawal" to refer to amounts withdrawn, including any applicable withdrawal charges.



Principal Plus, Principal Plus for Life



OVERVIEW. The optional Principal Plus and Principal Plus for Life Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchased the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million or any Payment Enhancement attributable to the Purchase Payment for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.



In addition, we designed the Principal Plus for Life Rider to permit you to withdraw a minimum annual amount, called the "Lifetime Income Amount" starting on a "Lifetime Income Date." If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available to you, as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.



IMPACT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:


          -    the Contract Value immediately after the withdrawal; or

          - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.


Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:



          -    the Guaranteed Withdrawal Amount prior to the withdrawal; or


          - 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value.

Under Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Lifetime Income Date if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of:



          -    the Lifetime Income Amount prior to the withdrawal; or



          - 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.



In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.



Under Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Under Principal Plus for Life, if you take any withdrawals prior to the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.



Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (See "Rider Fees" and "Termination").



Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Rider Fees" and "Termination").



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life) values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.



INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:



          - by any applicable Bonus if you take no withdrawals during certain Contract Years;



          - by any applicable "Step-up" to reflect certain increases in Contract Value; and



          - to reflect additional Purchase Payments (see "Purchase Payments" above).

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and (under Principal Plus for Life) the Lifetime Income Amount.



BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Principal Plus is the first 5 Contract Years. The Bonus Period under Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80.


Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal
Balance:


          - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Impact of Withdrawals" above); otherwise


          - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.


Each time we apply a Bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus. Under Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus.


Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.


Step-ups. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we recalculate a Step-up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value, and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of 0.75% at the time of a Step-up.



The Step-up Dates occur only while a Principal Plus or Principal Plus for Life Rider is in effect. Under Principal Plus and for Contracts issued with the Principal Plus for Life Rider before February 13, 2006, we schedule the Step-up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Principal Plus for Life Rider on and after February 13, 2006 (may vary by state) contain an enhanced schedule of Step-up Dates. Under this enhanced schedule, Step-up Dates under Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.



If you purchased a Principal Plus for Life Rider without the enhanced schedule, we may have issued a special endorsement, in states where approved, after we issued your Contract. This special endorsement to the Principal Plus for Life Rider increases Step-up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the Age 95 Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-up Dates under the original schedule.



Step-ups under Principal Plus. Under Principal Plus, you may elect to increase ("Step-up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-up Date. Subject to state approval, however, we may issue a special endorsement to the Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will then need to elect a Step-up within 30 days of the respective Step-up Date if you choose to make it effective.



Each time a Step-up goes into effect, the Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-up (see "Rider Fees").


If you decline a scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-ups on each succeeding Step-up Date.

Step-ups under Principal Plus for Life. We will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee as described above. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Rider Fees").


If you decline an automatic scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups under the schedule in effect for your Contract.





LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:



          - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or



          - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or



          - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").



Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor for further information.



Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable, and all withdrawals during that year were under our Life Expectancy Distribution Program.


For Principal Plus, the Company's Life Expectancy Amount for each year is equal to the greater of:

          - the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or

          - the Guaranteed Withdrawal Balance as of the applicable date divided by the Owner's Life Expectancy.

For purposes of these Life Expectancy Amount calculations, the Owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.


In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a Reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on Principal Plus.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Guaranteed Withdrawal Balance are depleted to zero. If your Contract includes Principal Plus for Life, we will make continue to make distributions as part of the "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Principal Plus for Life) the Lifetime Income Amount.



SETTLEMENT PHASE. We automatically make settlement payments during the "Settlement Phase" under Principal Plus and Principal Plus for Life. Under Principal Plus, the Settlement Phase begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Principal Plus for Life, the Settlement Phase begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the Settlement Phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the Settlement Phase. At the beginning of the Settlement Phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.



Principal Plus Settlement Phase. At the beginning of Principal Plus's Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distribution Program"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus's Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.



This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in "Impact of Death Benefits," below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's Settlement Phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of death benefit" provision of this Prospectus.



Principal Plus for Life Settlement Phase. At the beginning of Principal Plus for Life's Settlement Phase, the settlement payment amount we permit you to choose varies:



          - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Impact of Withdrawals").



          - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distribution Program"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.


          - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the Settlement Phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.


          - After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Impact of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.



Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Principal Plus and Principal Plus for Life will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.



Continuation of Principal Plus. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF THE BENEFICIARY IS:           THEN PRINCIPAL PLUS:
----------------------           --------------------
1. The Deceased Owner's Spouse   -    Continues if the Guaranteed Withdrawal
                                      Balance is greater than zero.

                                 -    Within 30 days following the date we
                                      determine the death benefit under the
                                      Contract, provides the Beneficiary with an option to elect to Step-Up the Guaranteed
                                      Withdrawal Balance if the death benefit on the date of determination is greater than the Guaranteed Withdrawal Balance.

                                 -    Enters the Settlement Phase if a
                                      withdrawal would deplete the Contract
                                      Value to zero, and the Guaranteed
                                      Withdrawal Balance is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life
                                      Expectancy Distributions. In such cases, the Guaranteed Withdrawal Balance may be automatically Reset, thereby possibly reducing the Guaranteed Minimum Withdrawal
                                      Benefit provided under this Rider).

                                 -    Continues to impose the Principal Plus
                                      fee.

                                 -    Continues to be eligible for any remaining
                                      Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up Date will be no later than the 30th Contract Anniversary after the Contract Date.

2. Not the Deceased Owner's      Continues in the same manner as above, except
   Spouse                        that Principal Plus does not continue to be
                                 eligible for any remaining Bonuses and
                                 Step-Ups, other than the initial Step-Up of the
                                 Guaranteed Withdrawal Balance to equal the
                                 death benefit, if greater than the Guaranteed
                                 Withdrawal Balance prior to the death benefit.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Continuation of Principal Plus for Life. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF A BENEFICIARY IS:             THEN PRINCIPAL PLUS FOR LIFE:
--------------------             -----------------------------
1. The deceased Owner's spouse   -    Does not continue with respect to the
   and the deceased Owner is          Lifetime Income Amount, but continues with
   the Covered Person                 respect to the Guaranteed Withdrawal
                                      Amount if the death benefit or the
                                      Guaranteed Withdrawal Balance is greater
                                      than zero. We will automatically Step-Up
                                      the Guaranteed Withdrawal Balance to equal
                                      the initial death benefit we determine, if
                                      greater than the Guaranteed Withdrawal
                                      Balance prior to the death benefit.

                                 -    Enters the Settlement Phase if a
                                      withdrawal would deplete the Contract
                                      Value to zero, and the Guaranteed
                                      Withdrawal Balance is still greater than zero.

                                 - Continues to impose the Principal Plus for Life fee.

                                 -    Continues to be eligible for any remaining
                                      Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Principal Plus for Life fee at that time.

Not the deceased Owner's         Continues in the same manner as 1., except that
spouse and the deceased Owner    Principal Plus for Life does not continue to be
is the Covered Person            eligible for any remaining Bonuses and
                                 Step-Ups, other than the initial Step-Up of the
                                 Guaranteed Withdrawal Balance to equal the
                                 death benefit, if greater than the Guaranteed
                                 Withdrawal Balance prior to the death benefit.
                                 We will permit the Beneficiary to opt out of
                                 the initial death benefit Step-Up, if any, if
                                 we increase the rate of the Principal Plus for
                                 Life fee at that time.

The deceased Owner's             Continues in the same manner as 1., except that
spouse and the deceased Owner    Principal Plus for Life continues with respect
                                 to the Lifetime Income Amount for the
                                 Beneficiary. If the Lifetime Income Amount has
                                 not been

is not the Covered Person        determined prior to the payment of any portion
                                 of the death benefit, we will determine the
                                 initial Lifetime Income Amount after the
                                 Covered Person is 65 (59 1/2 for Principal Plus
                                 for Life Riders issued on or after March 12,
                                 2007). We will make our determination of the
                                 initial Lifetime Income Amount on an
                                 anniversary of the date we determined the death
                                 benefit.

Not the deceased Owner's         Continues in the same manner as 1., except that
spouse and the deceased Owner    Principal Plus for Life continues with respect
is not the Covered Person        to the Lifetime Income Amount for the
                                 Beneficiary. If the Lifetime Income Amount has
                                 not been determined prior to the payment of any
                                 portion of the death benefit, we will determine
                                 the initial Lifetime Income Amount after the
                                 Covered Person is 65 (59 1/2 for Principal Plus
                                 for Life Riders issued on or after March 12,
                                 2007). We will make our determination of the
                                 initial Lifetime Income Amount on an
                                 anniversary of the date we determined the death
                                 benefit.

                                 In this case, Principal Plus for Life does not continue to be eligible for any remaining
                                 Bonuses and Step-ups, other than the initial
                                 Step-up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit
                                 Step-up, if any, if we increase the rate of the Principal Plus for Life fee at that time.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. (Under the Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.


TERMINATION. You may not terminate either the Principal Plus or the Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:

          - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

          - under Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero; or

          - under Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or


          -    under Principal Plus, the Maturity Date; or



          -    under Principal Plus for Life, the date an Annuity Option begins;
               or


          -    termination of the Contract.


We impose an additional annual fee for a Principal Plus or Principal Plus for Life Rider to a Contract. Under Principal Plus for Life, the Covered Person must attain age 65 (59 1/2 for Principal Plus for Life Riders issued on or after March 12, 2007) and remain living for you to receive certain benefits. Furthermore, these Riders limit the Investment Options otherwise available under the Contract, contain age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provide no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described elsewhere in the Prospectus.



EXAMPLES. We provide hypothetical examples that illustrate the benefits under the Principal Plus and Principal Plus for Life Riders at the end of this Appendix.



Principal Plus for Life Plus Automatic Annual Step-up Rider



OVERVIEW. This version of the Principal Plus for Life optional benefit Rider is the same as the Principal Plus for Life optional benefit Rider, except that it provides annual "Step-up Dates" and we charge a different fee (see "Rider Fees" above). Please refer to the description of Principal Plus for Life above for a general overview of this Rider.



IMPACT OF WITHDRAWALS. Please refer to the description of Principal Plus for Life above for information on the impact of withdrawals on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.



INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance: by any applicable Bonus if you take no withdrawals during certain Contract Years; by any applicable "Step-up" to reflect certain increases in Contract Value; and to reflect additional Purchase Payments (see "Purchase Payments" above).



BONUSES. Please refer to the description of Principal Plus for Life - "Bonuses" above for information on Bonus qualification and effect.



STEP-UPS. If you elected this Rider, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We will continue Step-ups until, and including, the 30th Contract Anniversary (or Age 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date.



Each time we apply a Step-up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described in Principal Plus for Life - "Step-ups" above. We also reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-up Rider fee up to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic, annual Step-ups.



We provide no assurance that your Contract Value will be sufficient on any Step-up Date to receive an increase in the guarantees we provide under a Principal Plus for Life Plus Automatic Annual Step-up Rider. The amount that may be provided by more frequent Step-up Dates under the Rider, may, over time, be more than offset by the additional fee associated with this Rider compared to the Principal Plus for Life Rider fee. Similar to Principal Plus for Life, this Rider limits the investment options otherwise available under the Contract, requires the Covered Person to attain age 65 (59 1/2 for Riders issued on or after March 12, 2007) and remain living for you to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options.



EXAMPLES. We provide hypothetical examples that illustrate the benefits under the Principal Plus for Life Plus Automatic Annual Step-up Rider at the end of this Appendix.



Principal Plus for Life Plus Spousal Protection Rider



OVERVIEW. The optional Principal Plus for Life Plus Spousal Protection Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, this Rider guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million or any Payment Enhancement attributable to the Purchase Payment for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.



In addition, we designed the Principal Plus for Life Plus Spousal Protection Rider to permit you to withdraw a minimum annual amount, called the Lifetime Income Amount, starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.



IMPACT OF WITHDRAWALS. Please refer to the description of Principal Plus for Life, above, for information on the impact of withdrawals on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:



          - by any applicable Bonus if you take no withdrawals during certain Contract Years;



          - by any applicable "Step-up" to reflect certain increases in Contract Value; and



          - to reflect additional Purchase Payments (see "Purchase Payments" above).



BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus, Principal Plus for Life - Bonuses" above. The Bonus Period for the Principal Plus for Life Plus Spousal Protection Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age 80. If you purchased the Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider, and the additional Covered Person is the younger of the two Covered Persons, the Bonus Period will be based on the age of that Covered Person as of the initial Contract Date. If you elected the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date. The Bonus Period will not change upon the death of either Covered Person.



STEP-UPS. The Principal Plus for Life Plus Spousal Protection Rider is subject to the Step-up benefit as described above for the Principal Plus for Life Rider. (See "Principal Plus, Principal Plus for Life - Step-ups.") We schedule the Step-up Dates for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step-up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while the Rider is in effect.



LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described for the Principal Plus for Life Rider above. (See "Principal Plus, Principal Plus for Life - "Life Expectancy Distribution Program.") Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



SETTLEMENT PHASE. The Principal Plus for Life Plus Spousal Protection Rider will enter a Settlement Phase as described above for Principal Plus for Life when:


          -    the Contract Value reduces to zero; and

          - withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and

          - either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero.


If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.



IMPACT OF DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the Principal Plus for Life
Rider:



Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (see "Rider Fees" above). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



If the first Covered Person to die is not the Owner (or is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect, and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:


          - no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;


          - no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or



          - based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distribution Program" above).


We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.


Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit, and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step-ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (see "Rider Fees" above). We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.



If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we no make no additional payments to the Beneficiary.



Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Person" in the definitions above). If that happens and:



          - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and


          - if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in "Death of Last Covered Person" above.


TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in the same manner as described above for the Principal Plus for Life Rider.



We impose an additional annual fee for a Principal Plus for Life Plus Spousal Protection Rider to a Contract. Under Principal Plus for Life Plus Spousal Protection, at least one of the Covered Persons must attain age 65 and remain living for you to receive certain benefits. Furthermore, the Riders limit the Investment Options otherwise available under the Contract, contain age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provide no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described elsewhere in the Prospectus.



EXAMPLES. We provide hypothetical examples that illustrate the benefits under the Principal Plus for Life Plus Automatic Plus Spousal Protection Rider at the end of this Appendix.



EXAMPLES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLES 1A, 1B AND 1C DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS OPTIONAL BENEFIT RIDER.



EXAMPLE 1. THIS EXAMPLE ILLUSTRATES THE IMPACT OF IMMEDIATE WITHDRAWALS. Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-ups.



                      GUARANTEED                        GUARANTEED WITHDRAWAL
CONTRACT   PURCHASE   WITHDRAWAL   WITHDRAWAL            BALANCE ON CONTRACT
  YEAR     PAYMENTS     AMOUNT        TAKEN     BONUS        ANNIVERSARY
--------   --------   ----------   ----------   -----   ---------------------
At issue   $100,000    $   --       $   --      $--          $100,000(1)
    1             0     5,000(1)     5,000        0(2)         95,000
    2             0     5,000        5,000(2)     0            90,000(3)
    3             0     5,000        5,000        0            85,000
    4             0     5,000        5,000        0            80,000
    5             0     5,000        5,000        0            75,000
   10             0     5,000        5,000        0            50,000
   20             0     5,000        5,000        0                 0(4)



(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000).



(2) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no Bonus in any year that a withdrawal is taken.


(3) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).

(4) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the Rider will terminate.


EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES THE IMPACT OF ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in Bonuses in those years) and there are no Step-ups.



                       GUARANTEED WITHDRAWAL                          GUARANTEED WITHDRAWAL
CONTRACT   PURCHASE         AMOUNT AFTER       WITHDRAWAL              BENEFIT ON CONTRACT
  YEAR     PAYMENTS       PURCHASE PAYMENT        TAKEN      BONUS         ANNIVERSARY
--------   --------    ---------------------   ----------   ------    ---------------------
At issue   $100,000          $   --             $   --      $   --         $100,000
    1             0           5,000                  0       5,000(1)       105,000(1)
    2        10,000(B)        5,750(2)               0       5,500          120,500
    3             0           6,025              6,025(3)        0(4)       114,475(3)
    4             0           6,025                  0       5,500          119,975
    5             0           6,025                  0       5,500          125,475



(1) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after theBbonus (.05 x $105,000 - $5,250).



(2) In this example, there is an additional Purchase Payment at the beginning of the second Contract Year. Prior to that Purchase Payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 x (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 x $10,000)) =$5,750).



(3) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(4)  No Bonus is payable in any year that a withdrawal is taken.



EXAMPLE 1C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS AND EXCESS WITHDRAWALS Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, the Owner elects to Step-up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a Reset).

                      GUARANTEED
                      WITHDRAWAL                 HYPOTHETICAL             GUARANTEED
                        AMOUNT                  CONTRACT VALUE            WITHDRAWAL
                         AFTER                    ON CONTRACT              BALANCE
CONTRACT   PURCHASE    PURCHASE    WITHDRAWAL     ANNIVERSARY            ON CONTRACT
  YEAR     PAYMENTS     PAYMENT       TAKEN      PRIOR TO FEE    BONUS   ANNIVERSARY
--------   --------   ----------   ----------   --------------   -----   -----------
At issue   $100,000    $   --      $    --        $     --        $--    $100,000
    1             0     5,000        5,000         102,000          0      95,000
    2             0     5,000        5,000         103,828          0      90,000
    3             0     5,000        5,000         105,781(1)       0     105,781(1)
    4             0     5,289(2)     5,289          94,946          0     100,492
    5             0     5,289       10,000(3)       79,898(3)       0      79,898(3)



(1) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.



(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(3) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be Reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was Reset, the Guaranteed Withdrawal Amount will be Reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).



EXAMPLES 2A, 2B, 2C AND 2D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.



EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional PurchasE Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.



                      Guaranteed   Lifetime                           Guaranteed Withdrawal
Contract   Purchase   Withdrawal    Income    Withdrawal               Balance on Contract
   Year    Payments     Amount      Amount       Taken      Bonus          Anniversary
--------   --------   ----------   --------   ----------   ------     ---------------------
At issue   $100,000       N/A         N/A       $    0     $    0          $100,000(1)
    1             0    $5,000(1)      N/A            0      5,000(2)        105,000(3)
    2             0      5250(3)      N/A            0      5,000           110,000
    3             0     5,500         N/A            0      5,000           115,000
    4             0     5,750         N/A            0      5,000           120,000
    5             0     6,000         N/A            0      5,000           125,000
    6             0     6,250         N/A            0      5,000           130,000
    7             0     6,500         N/A            0      5,000           135,000
    8             0     6,750         N/A            0      5,000           140,000
    9             0     7,000         N/A            0      5,000           145,000
   10             0     7,250         N/A            0      5,000           150,000
   11             0     7,500      $7,500(4)     7,500          0           142,500
   12             0     7,500       7,500        7,500          0           135,000
   13             0     7,500       7,500        7,500          0           127,500
   14             0     7,500       7,500        7,500          0           120,000
   15             0     7,500       7,500        7,500          0           112,500
   20             0     7,500       7,500        7,500          0            75,000
   25             0     7,500       7,500        7,500          0            37,500
   30             0     7,500       7,500        7,500          0                 0
   31+            0         0       7,500        7,500          0                 0



(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.



(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).



(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 x $105,000 = $5,250).



(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500)

EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.



Contract   Purchase     Benefit Base after   Lifetime Income Amount   Withdrawal      Benefit Base on     Lifetime Income Amount on
  Year     Payments      Purchase Payment    after Purchase Payment      Taken     Contract Anniversary      Contract Anniversary
--------   --------     ------------------   ----------------------   ----------   --------------------   -------------------------
At issue   $100,000         $100,000                $5,000                               $100,000                   $5,000
    1        10,000(1)      $110,000(1)             $5,500(1)           $5,500            104,500                    5,500
    2        10,000(2)      $114,500(2)              5,725(2)            5,725            108,775                    5,725



(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 110,000 = $5,500).



(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 114,500 = $5,725).



EXAMPLE 2C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3,



                                                                            Hypothetical      Guaranteed
                         Guaranteed                                           Contract        Withdrawal
                         Withdrawal       Lifetime Income                Value on Contract     Balance
Contract   Purchase     Amount after       Amount after     Withdrawal   Anniversary prior   on Contract
  Year     Payments   Purchase Payment   Purchase Payment      Taken        to Rider Fee     Anniversary
--------   --------   ----------------   ----------------   ----------   -----------------   -----------
At issue   $100,000       $  --              $   --           $   --          $     --       $100,000
    1             0        5,000              5,000            5,000           102,000         95,000
    2             0        5,000              5,000            5,000           103,828         90,000
    3             0        5,000              5,000            5,000           105,781        105,781(1)
    4             0        5,289(2)           5,289(2)         5,289            94,946        100,492



(1) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.



(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $107,881 = $5,289).



EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 2c, but with a withdrawal of $10,000 at the end of year 4.



                                                                            Hypothetical      Guaranteed
                         Guaranteed                                           Contract        Withdrawal
                         Withdrawal       Lifetime Income                Value on Contract     Balance
Contract   Purchase     Amount after       Amount after     Withdrawal   Anniversary prior   on Contract
  Year     Payments   Purchase Payment   Purchase Payment      Taken        to Rider Fee     Anniversary
--------   --------   ----------------   ----------------   ----------   -----------------   -----------
At issue   $100,000       $   --             $   --           $    --         $     --       $100,000
   1              0        5,000              5,000             5,000          102,000         95,000
   2              0        5,000              5,000             5,000          103,828         90,000
   3              0        5,000              5,000             5,000          105,781        105,781
   4              0        5,289              5,289            10,000           90,235         90,235(1)
   5              0        4,512(1)           4,512(1)          4,512           76,319         85,723



(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,289. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($90,235) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,781-10,000 = $95,781). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 90,235 = $4,512).

EXAMPLES 3A, 3B, 3C AND 3D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UPS OPTIONAL BENEFIT RIDER.



EXAMPLE 3A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.



                                                                       Guaranteed
                                                                       Withdrawal
                      Guaranteed   Lifetime                             Balance
Contract   Purchase   Withdrawal    Income    Withdrawal              on Contract
Year       Payments     Amount      Amount       Taken       Bonus    Anniversary
--------   --------   ----------   --------   ----------   --------   -----------
At issue   $100,000       N/A         N/A       $    0     $    0      $100,000(1)
1                 0    $5,000(1)      N/A            0      5,000(2)    105,000(3)
2                 0      5250(3)      N/A            0      5,000       110,000
3                 0     5,500         N/A            0      5,000       115,000
4                 0     5,750         N/A            0      5,000       120,000
5                 0     6,000         N/A            0      5,000       125,000
6                 0     6,250         N/A            0      5,000       130,000
7                 0     6,500         N/A            0      5,000       135,000
8                 0     6,750         N/A            0      5,000       140,000
9                 0     7,000         N/A            0      5,000       145,000
10                0     7,250         N/A            0      5,000       150,000
11                0     7,500      $7,500(4)     7,500          0       142,500
12                0     7,500       7,500        7,500          0       135,000
13                0     7,500       7,500        7,500          0       127,500
14                0     7,500       7,500        7,500          0       120,000
15                0     7,500       7,500        7,500          0       112,500
20                0     7,500       7,500        7,500          0        75,000
25                0     7,500       7,500        7,500          0        37,500
30                0     7,500       7,500        7,500          0             0
31+               0         0       7,500        7,500          0             0



(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.



(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).



(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 = $5,250).



(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of thE Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500)



EXAMPLE 3B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.



                                     Lifetime                                Lifetime
                                      Income                                  Income
                          Benefit     Amount                   Benefit        Amount
                        Base after     after                   Base on          on
Contract    Purchase     Purchase    Purchase   Withdrawal     Contract      Contract
Year        Payments      Payment     Payment      Taken     Anniversary   Anniversary
--------   ----------   ----------   --------   ----------   -----------   -----------
At issue   $100,000     $100,000     $5,000                    $100,000       $5,000
1            10,000(1)  $110,000(1)  $5,500(1)   $  5,500       104,500        5,500
2            10,000(2)  $114,500(2)   5,725(2)      5,725       108,775        5,725



(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + !0,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 110,000 = $5,500).



(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 114,500 = $5,725).

EXAMPLE 3C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Years 1, 2 and 3,



                                                             HYPOTHETICAL
                      GUARANTEED    LIFETIME                   CONTRACT
                      WITHDRAWAL     INCOME                    VALUE ON      GUARANTEED
                        AMOUNT       AMOUNT                    CONTRACT      WITHDRAWAL
                         AFTER        AFTER                   ANNIVERSARY    BALANCE ON
CONTRACT   PURCHASE    PURCHASE     PURCHASE    WITHDRAWAL     PRIOR TO       CONTRACT
YEAR       PAYMENTS     PAYMENT      PAYMENT       TAKEN       RIDER FEE    ANNIVERSARY
--------   --------   ----------   ----------   ----------   ------------   -----------
At issue   $100,000    $   --        $   --       $   --       $     --     $100,000
1                 0     5,000         5,000        5,000        102,000      102,000(1)
2                 0     5,100(2)      5,100        5,100        103,514      103,514
3                 0     5,176         5,176        5,176        105,020      105,020
4                 0     5,251         5,251        5,251         94,012       99,769



(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $102,000.



(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $102,000 = $5,100).



EXAMPLE 3D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 3c, but with a withdrawal of $10,000 at the end of year 4.



                                                             HYPOTHETICAL
                      GUARANTEED    LIFETIME                   CONTRACT
                      WITHDRAWAL     INCOME                    VALUE ON      GUARANTEED
                        AMOUNT       AMOUNT                    CONTRACT      WITHDRAWAL
                         AFTER        AFTER                   ANNIVERSARY    BALANCE ON
CONTRACT   PURCHASE    PURCHASE     PURCHASE    WITHDRAWAL     PRIOR TO       CONTRACT
YEAR       PAYMENTS     PAYMENT      PAYMENT       TAKEN       RIDER FEE    ANNIVERSARY
--------   --------   ----------   ----------   ----------   ------------   -----------
At issue   $100,000    $   --       $   --        $    --      $     --     $100,000
1                 0     5,000        5,000          5,000       102,000      102,000
2                 0     5,100        5,100          5,100       103,514      103,514
3                 0     5,176        5,176          5,176       105,020      105,020
4                 0     5,251        5,251         10,000        89,263       89,263(1)
5                 0     4,463(1)     4,463(1)       4,463        75,307       84,800



(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,251. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,263) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,020-10,000 = $95,020). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 89,263 = $4,463).

EXAMPLES 4A, 4B, 4C AND 4D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION OPTIONAL BENEFIT RIDER.



EXAMPLE 4A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at age 55 of oldest Covered Person, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and either of the Covered Persons survives at least 31 years from issue.



                                                                       Guaranteed
                                                                       Withdrawal
                      Guaranteed   Lifetime                             Balance
Contract   Purchase   Withdrawal    Income    Withdrawal              on Contract
Year       Payments     Amount      Amount       Taken       Bonus    Anniversary
--------   --------   ----------   --------   ----------   --------   -----------
At issue   $100,000       N/A         N/A       $    0     $    0     $100,000(1)
1                 0    $5,000(1)      N/A            0      5,000(2)   105,000(3)
2                 0      5250(3)      N/A            0      5,000      110,000
3                 0     5,500         N/A            0      5,000      115,000
4                 0     5,750         N/A            0      5,000      120,000
5                 0     6,000         N/A            0      5,000      125,000
6                 0     6,250         N/A            0      5,000      130,000
7                 0     6,500         N/A            0      5,000      135,000
8                 0     6,750         N/A            0      5,000      140,000
9                 0     7,000         N/A            0      5,000      145,000
10                0     7,250         N/A            0      5,000      150,000
11                0     7,500      $7,500(4)     7,500          0      142,500
12                0     7,500       7,500        7,500          0      135,000
13                0     7,500       7,500        7,500          0      127,500
14                0     7,500       7,500        7,500          0      120,000
15                0     7,500       7,500        7,500          0      112,500
20                0     7,500       7,500        7,500          0       75,000
25                0     7,500       7,500        7,500          0       37,500
30                0     7,500       7,500        7,500          0            0
31+               0         0       7,500        7,500          0            0



(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.



(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).



(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 = $5,250).



(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2 (oldest Covered Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500)

EXAMPLE 4B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at age 65 of oldest Covered Person, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.



                                     Lifetime                                Lifetime
                                      Income                                  Income
                          Benefit     Amount                   Benefit        Amount
                        Base after     after                   Base on          on
Contract    Purchase     Purchase    Purchase   Withdrawal     Contract      Contract
Year        Payments      Payment     Payment      Taken     Anniversary   Anniversary
--------   ----------   ----------   --------   ----------   -----------   -----------
At issue   $100,000     $100,000     $5,000                    $100,000       $5,000
1            10,000(1)  $110,000(1)  $5,500(1)    $5,500        104,500        5,500
2            10,000(2)  $114,500(2)   5,725(2)     5,725        108,775        5,725



(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 110,000 = $5,500).



(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 114,500 = $5,725).



EXAMPLE 4C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 65, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3.



                                                             HYPOTHETICAL
                      GUARANTEED    LIFETIME                   CONTRACT
                      WITHDRAWAL     INCOME                    VALUE ON      GUARANTEED
                        AMOUNT       AMOUNT                    CONTRACT      WITHDRAWAL
                         AFTER        AFTER                   ANNIVERSARY    BALANCE ON
CONTRACT   PURCHASE    PURCHASE     PURCHASE    WITHDRAWAL     PRIOR TO       CONTRACT
YEAR       PAYMENTS     PAYMENT      PAYMENT       TAKEN       RIDER FEE    ANNIVERSARY
--------   --------   ----------   ----------   ----------   ------------   -----------
At issue    $100,000        --           --           --           --      $100,000
1                  0     5,000        5,000        5,000      102,000        95,000
2                  0     5,000        5,000        5,000      103,560        90,000
3                  0     5,000        5,000        5,000      105,240(1)    105,240(1)
4                  0     5,262(2)     5,262(2)     5,262       94,245        99,978



(1) At the end of Contract Year 3, the Contract Value in this example, $105,240 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,240.



(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,240 = $5,262). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,240 = $5,262).



EXAMPLE 4D. THIS EXAMPLE ILLUSTRATE EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 4c, but with a withdrawal of $10,000 at the end of year 4.



                                                             HYPOTHETICAL
                      GUARANTEED    LIFETIME                   CONTRACT
                      WITHDRAWAL     INCOME                    VALUE ON      GUARANTEED
                        AMOUNT       AMOUNT                    CONTRACT      WITHDRAWAL
                         AFTER        AFTER                   ANNIVERSARY    BALANCE ON
CONTRACT   PURCHASE    PURCHASE     PURCHASE    WITHDRAWAL     PRIOR TO       CONTRACT
YEAR       PAYMENTS     PAYMENT      PAYMENT       TAKEN       RIDER FEE    ANNIVERSARY
--------   --------   ----------   ----------   ----------   ------------   -----------
At issue    $100,000        --          --            --            --     $100,000
1                  0     5,000       5,000         5,000       102,000       95,000
2                  0     5,000       5,000         5,000       103,560       90,000
3                  0     5,000       5,000         5,000       105,240      105,240
4                  0     5,262       5,262        10,000        89,507       89,507(1)
5                  0     4,475(1)    4,475(1)      4,475        75,465       85,031



(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,262. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,507) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,240-10,000 = $95,240). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 89,507 = $4,475).

             Appendix E: Optional Guaranteed Minimum Income Benefit

This Appendix provides a general description of the optional guaranteed minimum income benefit Rider that may have been available at the time you purchased a Venture Vantage(R) Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDER APPLICABLE TO YOUR CONTRACT. You should also carefully review the "Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

The optional guaranteed retirement income benefit guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the guaranteed retirement income benefit Rider. If the guaranteed retirement income benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by guaranteed retirement income benefit, we will pay the monthly annuity payments available under the Contract. The guaranteed retirement income benefit Rider was available only at Contract issue. The Rider is irrevocable and may only be terminated as described below.

AVAILABILITY OF GUARANTEED RETIREMENT INCOME PROGRAM II. Guaranteed Retirement Income Program II was available for Contracts issued on or after January 29, 2001 to December 30, 2002 (beginning and end dates may vary by state).

EXERCISE OF GUARANTEED RETIREMENT INCOME PROGRAM. Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

     - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary, and

     - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

INCOME BASE. The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GROWTH FACTOR INCOME BASE

The Growth Factor Income Base is equal to (a) less (b), where:

     - is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each Purchase Payment is allocated to the Contract; and

     - is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME PROGRAM II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

GUARANTEED RETIREMENT INCOME PROGRAM II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

MONTHLY INCOME FACTORS. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options").

Life Annuity with a 10-Year Period Certain.

Joint and Survivor Life Annuity with a 20-Year Period Certain - (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

GUARANTEED RETIREMENT INCOME PROGRAM FEE. The risk assumed by us associated with the Guaranteed Retirement Income Program is that annuity benefits payable under the Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

                                          ANNUAL FEE
                                          ----------
GUARANTEED RETIREMENT INCOME PROGRAM II      0.45%


If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.


TERMINATION OF GUARANTEED RETIREMENT INCOME PROGRAM. The Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

     - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

     -    the termination of the Contract for any reason; or

     -    the exercise of the Guaranteed Retirement Income Program benefit.

QUALIFIED PLANS. The use of the Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under the Guaranteed Retirement Income Program.

Hence, you should consider that since (a) the Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which the Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as the Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of the Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME PROGRAMS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAMS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

                 Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.

We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).

The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows Accumulation Units reflecting the daily charges for:

     -    Venture Vantage(R) Contracts with no optional benefit Riders;

     - Venture Vantage(R) Contracts with the Annual Step Death Benefit optional benefit Rider;

     - Venture Vantage(R) Contracts with the Guaranteed Earnings Multiplier optional benefit Rider;

     - Venture Vantage(R) Contracts with the Annual Step Death Benefit optional benefit Rider and the Guaranteed Earnings Multiplier optional benefit Rider.

Please note that Guaranteed Retirement Income Program II, Principal Plus, Principal Plus for Life and Triple Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Vantage Prior

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

               ACCUMULATION UNIT VALUES- VANTAGE VARIABLE ANNUITY

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
500 INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year $14.277653 $13.926756 $12.859412 $10.222295 $12.500000         --         --         --         --         --
Value at End of Year    16.175948  14.277653  13.926756  12.859412  10.222295         --         --         --         --         --
No. of Units              574,688    694,681    740,284    616,291    411,632         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.251751  13.908408  12.848905  10.219044  12.500000         --         --         --         --         --
Value at End of Year    16.138539  14.251751  13.908408  12.848905  10.219044         --         --         --         --         --
No. of Units              480,246    601,264    766,823    630,294    668,650         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.174210  13.853451  12.817386  10.209272  12.500000         --         --         --         --         --
Value at End of Year    16.026755  14.174210  13.853451  12.817386  10.209272         --         --         --         --         --
No. of Units              102,448    107,999    130,106     62,241      4,654         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.148502  13.835215  12.806932  10.206033  12.500000         --         --         --         --         --
Value at End of Year    15.989712  14.148502  13.835215  12.806932  10.206033         --         --         --         --         --
No. of Units              114,312    127,114    169,743    146,674    129,388         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  16.417697  16.078200  14.905604  12.500000         --         --         --         --         --         --
Value at End of Year    18.526474  16.417697  16.078200  14.905604         --         --         --         --         --         --
No. of Units                4,666      4,602      4,402        580         --         --         --         --         --         --

500 INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year  10.346510  10.075717   9.281273   7.363756   9.653637  11.189592  12.500000         --         --         --
Value at End of Year    11.742133  10.346510  10.075717   9.281273   7.363756   9.653637  11.189592         --         --         --
No. of Units            2,557,276  3,030,689  3,719,701  4,066,725  3,415,567  3,091,176  1,351,791         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  11.178350  10.891210  10.037495   7.967712  10.450629  12.500000         --         --         --         --
Value at End of Year    12.679857  11.178350  10.891210  10.037495   7.967712  10.450629         --         --         --         --
No. of Units            1,020,996  1,425,102  1,782,811  1,867,019  1,937,018    709,497         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  10.543123  10.287669   9.495529   7.548807   9.916084  11.516966  12.500000         --         --         --
Value at End of Year    11.941431  10.543123  10.287669   9.495529   7.548807   9.916084  11.516966         --         --         --
No. of Units              181,845    228,511    292,495    350,601    437,656    491,831    141,045         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  11.068839  10.806052   9.978994   7.937110  10.431377  12.500000         --         --         --         --
Value at End of Year    12.530626  11.068839  10.806052   9.978994   7.937110  10.431377         --         --         --         --
No. of Units              538,272    637,425    694,611    722,266    645,400    514,816         --         --         --         --

ACTIVE BOND TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year  12.554757  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.882348  12.554757         --         --         --         --         --         --         --         --
No. of Units            3,822,207  4,077,336         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  12.550538  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.871603  12.550538         --         --         --         --         --         --         --         --
No. of Units              257,852    320,832         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  12.537911  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.839427  12.537911         --         --         --         --         --         --         --         --
No. of Units            2,117,845  2,172,988         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  12.533697  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.828710  12.533697         --         --         --         --         --         --         --         --
No. of Units               41,509     47,915         --         --         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year $12.521083 $12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.796649  12.521083         --         --         --         --         --         --         --         --
No. of Units              197,613    197,934         --         --         --         --         --         --         --         --

ACTIVE BOND TRUST - SERIES I SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year  12.567676  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.921482  12.567676         --         --         --         --         --         --         --         --
No. of Units            1,385,634  1,726,598         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  12.563464  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.910707  12.563464         --         --         --         --         --         --         --         --
No. of Units              433,617    567,347         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  12.550821  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.878444  12.550821         --         --         --         --         --         --         --         --
No. of Units              152,955    193,331         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  12.546601  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.867700  12.546601         --         --         --         --         --         --         --         --
No. of Units              286,845    320,822         --         --         --         --         --         --         --         --

AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.576189   9.562387  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.522326  12.576189   9.562387         --         --         --         --         --
No. of Units                   --         --    275,441    264,794    198,982         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year         --         --  12.565898   9.559332  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.504490  12.565898   9.559332         --         --         --         --         --
No. of Units                   --         --    275,196    311,375    258,493         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year         --         --  12.535104   9.550203  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.451149  12.535104   9.550203         --         --         --         --         --
No. of Units                   --         --     29,897     15,062      3,529         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year         --         --  12.524851   9.547160  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.433415  12.524851   9.547160         --         --         --         --         --
No. of Units                   --         --     77,883     90,519    184,125         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --         --  15.707903  12.500000         --         --         --         --         --         --
Value at End of Year           --         --  16.822036  15.707903         --         --         --         --         --         --
No. of Units                   --         --      3,763      5,209         --         --         --         --         --         --

AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year         --         --  11.223852   8.514850  11.525066  15.815609  15.594503  11.910371  11.595531  12.500000
Value at End of Year           --         --  12.074266  11.223852   8.514850  11.525066  15.815609  15.594503  11.910371  11.595531
No. of Units                   --         --  2,851,331  3,726,585  4,191,450  5,299,655  6,158,356  1,500,020    318,767     66,641

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year         --         --   8.776337   6.661388   9.020870  12.500000         --         --         --         --
Value at End of Year           --         --   9.436575   8.776337   6.661388   9.020870         --         --         --         --
No. of Units                   --         --    825,482    976,747    932,953    524,872         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year         --         --   7.888253   5.996302   8.132426  11.182499  12.500000         --         --         --
Value at End of Year           --         --   8.468944   7.888253   5.996302   8.132426  11.182499         --         --         --
No. of Units                   --         --    695,275    762,087    921,850  1,236,461    929,491         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year         --         --   8.725152   6.635785   9.004226  12.500000         --         --         --         --
Value at End of Year           --         --   9.362737   8.725152   6.635785   9.004226         --         --         --         --
No. of Units                   --         --    372,809    458,624    501,204    383,969         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year $16.672955 $15.550032 $13.608578 $10.529703 $12.500000         --         --         --         --         --
Value at End of Year    18.805010  16.672955  15.550032  13.608578  10.529703         --         --         --         --         --
No. of Units              105,112     76,393     79,436     66,706     39,486         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  16.642648  15.529505  13.597435  10.526345  12.500000         --         --         --         --         --
Value at End of Year    18.761473  16.642648  15.529505  13.597435  10.526345         --         --         --         --         --
No. of Units               65,451     77,751     83,424     68,986     50,763         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  16.552193  15.468201  13.564126  10.516293  12.500000         --         --         --         --         --
Value at End of Year    18.631621  16.552193  15.468201  13.564126  10.516293         --         --         --         --         --
No. of Units               12,115      8,258     12,986      3,187      2,118         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  16.522127  15.447811  13.553036  10.512943  12.500000         --         --         --         --         --
Value at End of Year    18.588503  16.522127  15.447811  13.553036  10.512943         --         --         --         --         --
No. of Units               22,524     24,601     29,952     31,067     21,065         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --         --  15.234341  12.500000         --         --         --         --         --         --
Value at End of Year           --         --  17.338072  15.234341         --         --         --         --         --         --
No. of Units                   --         --         --         --         --         --         --         --         --         --

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  13.139231  12.233154  10.680699   8.246174  11.201832  14.469646  20.209678  14.959659  12.257373  12.500000
Value at End of Year    14.845721  13.139231  12.233154  10.680699   8.246174  11.201832  14.469646  20.209678  14.959659  12.257373
No. of Units            1,885,107  2,388,011  2,992,929  3,740,942  4,509,265  6,084,620  8,064,386  4,080,687    995,527    208,997

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  10.727059   9.992305   8.728600   6.742395   9.163627  12.500000         --         --         --         --
Value at End of Year    12.114225  10.727059   9.992305   8.728600   6.742395   9.163627         --         --         --         --
No. of Units              278,173    351,887    445,480    507,114    497,283    278,144         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year   8.171404   7.623095   6.669038   5.159206   7.022468   9.089389  12.500000         --         --         --
Value at End of Year     9.214290   8.171404   7.623095   6.669038   5.159206   7.022468   9.089389         --         --         --
No. of Units              248,525    357,247    448,664    529,677    612,227    951,066    633,621         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  10.621951   9.914144   8.677696   6.716468   9.146718  12.500000         --         --         --         --
Value at End of Year    11.971617  10.621951   9.914144   8.677696   6.716468   9.146718         --         --         --         --
No. of Units              127,722    210,698    253,290    302,034    309,856    328,103         --         --         --         --

ALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  14.281276  13.334269  12.736563  10.027750  12.500000         --         --         --         --         --
Value at End of Year    14.950596  14.281276  13.334269  12.736563  10.027750         --         --         --         --         --
No. of Units              181,864    227,286    232,454    212,240    141,026         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.255343  13.316695  12.726145  10.024552  12.500000         --         --         --         --         --
Value at End of Year    14.916013  14.255343  13.316695  12.726145  10.024552         --         --         --         --         --
No. of Units              169,031    192,270    205,909    264,322    279,653         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.177829  13.264097  12.694956  10.014973  12.500000         --         --         --         --         --
Value at End of Year    14.812723  14.177829  13.264097  12.694956  10.014973         --         --         --         --         --
No. of Units               16,038     16,472     20,875     11,164      2,545         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.152059  13.246589  12.684574  10.011782  12.500000         --         --         --         --         --
Value at End of Year    14.778427  14.152059  13.246589  12.684574  10.011782         --         --         --         --         --
No. of Units               47,624     57,501     63,680     68,487     48,487         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  16.660883  15.618245  14.978110  12.500000         --         --         --         --         --         --
Value at End of Year    17.372282  16.660883  15.618245  14.978110         --         --         --         --         --         --
No. of Units                1,820      2,078      2,291      3,540         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
ALL CAP GROWTH TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year $15.370161 $14.321899 $13.655434 $10.730980 $14.417921 $19.211930 $21.871173 $15.351927 $12.153015 $12.500000
Value at End of Year    16.129452  15.370161  14.321899  13.655434  10.730980  14.417921  19.211930  21.871173  15.351927  12.153015
No. of Units            2,194,454  2,647,052  3,496,415  4,204,121  5,232,727  7,107,575  8,283,310  3,396,125  1,055,512    185,064

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year   9.423173   8.784877   8.380282   6.588842   8.857071  12.500000         --         --         --         --
Value at End of Year     9.883757   9.423173   8.784877   8.380282   6.588842   8.857071         --         --         --         --
No. of Units              700,299    788,410    992,134  1,115,708  1,264,682    524,872         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year   8.197559   7.653722   7.312204   5.757704   7.751463  10.349704  12.500000         --         --         --
Value at End of Year     8.585393   8.197559   7.653722   7.312204   5.757704   7.751463  10.349704         --         --         --
No. of Units              598,547    733,648    931,986  1,171,903  1,345,602  1,973,351  1,211,311         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year   9.330815   8.716138   8.331402   6.563514   8.840730  12.500000         --         --         --         --
Value at End of Year     9.767374   9.330815   8.716138   8.331402   6.563514   8.840730         --         --         --         --
No. of Units              356,884    453,187    560,830    630,769    678,676    782,842         --         --         --         --

ALL CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  15.561038  14.991451  13.149457   9.665656  12.500000         --         --         --         --         --
Value at End of Year    17.395318  15.561038  14.991451  13.149457   9.665656         --         --         --         --         --
No. of Units              280,891    282,281    303,149    175,933     74,509         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.532791  14.971687  13.138707   9.662574  12.500000         --         --         --         --         --
Value at End of Year    17.355078  15.532791  14.971687  13.138707   9.662574         --         --         --         --         --
No. of Units              242,640    270,902    305,150    291,673    152,503         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.448324  14.912560  13.106512   9.653351  12.500000         --         --         --         --         --
Value at End of Year    17.234909  15.448324  14.912560  13.106512   9.653351         --         --         --         --         --
No. of Units               57,549     52,442     43,545     22,125      2,841         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.420288  14.892923  13.095807   9.650272  12.500000         --         --         --         --         --
Value at End of Year    17.195058  15.420288  14.892923  13.095807   9.650272         --         --         --         --         --
No. of Units               51,827     62,423     70,025     56,377     25,657         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  17.864272  17.279130  15.216943  12.500000         --         --         --         --         --         --
Value at End of Year    19.890555  17.864272  17.279130  15.216943         --         --         --         --         --         --
No. of Units                4,133      5,466      6,413      7,324         --         --         --         --         --         --

ALL CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year  14.358294  13.794129  12.082201   8.868637  12.481529  12.500000         --         --         --         --
Value at End of Year    16.076759  14.358294  13.794129  12.082201   8.868637  12.481529         --         --         --         --
No. of Units              640,589    825,575    857,693    814,821    455,621    234,580         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  14.324799  13.768814  12.066071   8.861220  12.477337  12.500000         --         --         --         --
Value at End of Year    16.031260  14.324799  13.768814  12.066071   8.861220  12.477337         --         --         --         --
No. of Units              390,824    491,176    513,252    505,793    439,949     94,320         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  14.224748  13.693111  12.017788   8.838989  12.464762  12.500000         --         --         --         --
Value at End of Year    15.895500  14.224748  13.693111  12.017788   8.838989  12.464762         --         --         --         --
No. of Units              103,990    171,768    208,129    149,633     62,686      9,206         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  14.191544  13.667960  12.001723   8.831587  12.460579  12.500000         --         --         --         --
Value at End of Year    15.850487  14.191544  13.667960  12.001723   8.831587  12.460579         --         --         --         --
No. of Units              178,070    221,343    265,489    280,415    162,792         --         --         --         --         --

AMERICAN BLUE-CHIP INCOME AND GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  17.248181  16.422306  12.576189  12.500000         --         --         --         --         --         --
Value at End of Year    19.835796  17.248181  16.422306  12.576189         --         --         --         --         --         --
No. of Units            1,051,013  1,057,129     68,731  3,991,380         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year $17.225299 $16.408697 $12.500000         --         --         --         --         --         --         --
Value at End of Year    19.799622  17.225299  16.408697         --         --         --         --         --         --         --
No. of Units              286,396    298,782     51,761         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  17.156806  16.367906  12.500000         --         --         --         --         --         --         --
Value at End of Year    19.691416  17.156806  16.367906         --         --         --         --         --         --         --
No. of Units              321,926    327,186     44,102         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  17.134032  16.354348  12.500000         --         --         --         --         --         --         --
Value at End of Year    19.655479  17.134032  16.354348         --         --         --         --         --         --         --
No. of Units               82,738     88,851     32,118         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  17.065911  16.313698  12.500000         --         --         --         --         --         --         --
Value at End of Year    19.548076  17.065911  16.313698         --         --         --         --         --         --         --
No. of Units               13,177     16,386     13,420         --         --         --         --         --         --         --

AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)

Contracts with no Optional Benefits
Value at Start of Year  12.410162  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    13.012317  12.410162         --         --         --         --         --         --         --         --
No. of Units            3,087,417    791,907         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  12.407593  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    13.003147  12.407593         --         --         --         --         --         --         --         --
No. of Units              144,903      4,248         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  12.399892  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.975650  12.399892         --         --         --         --         --         --         --         --
No. of Units            1,989,870    561,066         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  12.397334  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.966517  12.397334         --         --         --         --         --         --         --         --
No. of Units               30,006      2,777         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  12.389637  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.939085  12.389637         --         --         --         --         --         --         --         --
No. of Units               73,960     44,228         --         --         --         --         --         --         --         --

AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  19.130193  16.807957  15.254034  12.500000         --         --         --         --         --         --
Value at End of Year    20.653351  19.130193  16.807957  15.254034         --         --         --         --         --         --
No. of Units            6,656,145  5,934,668  4,644,778    418,891         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  19.104829  16.794033  15.249029  12.500000         --         --         --         --         --         --
Value at End of Year    20.615694  19.104829  16.794033  15.249029         --         --         --         --         --         --
No. of Units            1,559,053  1,538,451  1,272,300    718,849         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  19.028876  16.752296  15.234022  12.500000         --         --         --         --         --         --
Value at End of Year    20.503034  19.028876  16.752296  15.234022         --         --         --         --         --         --
No. of Units            2,791,715  2,148,990  1,426,218    391,517         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  19.003644  16.738409  15.229026  12.500000         --         --         --         --         --         --
Value at End of Year    20.465645  19.003644  16.738409  15.229026         --         --         --         --         --         --
No. of Units              577,644    606,479    554,304    345,397         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  18.928087  16.696807  15.214047  12.500000         --         --         --         --         --         --
Value at End of Year    20.353803  18.928087  16.696807  15.214047         --         --         --         --         --         --
No. of Units              162,023    154,299    106,452     21,893         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year $17.233995 $16.623657 $15.372805 $12.500000         --         --         --         --         --         --
Value at End of Year    19.450139  17.233995  16.623657  15.372805         --         --         --         --         --         --
No. of Units            5,744,824  4,904,505  3,699,484    233,294         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  17.211123  16.609882  15.367766  12.500000         --         --         --         --         --         --
Value at End of Year    19.414654  17.211123  16.609882  15.367766         --         --         --         --         --         --
No. of Units              828,137    744,175    713,661    369,963         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  17.142690  16.568595  15.352637  12.500000         --         --         --         --         --         --
Value at End of Year    19.308566  17.142690  16.568595  15.352637         --         --         --         --         --         --
No. of Units            2,756,448  2,110,126  1,371,928    258,399         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  17.119940  16.554857  15.347598  12.500000         --         --         --         --         --         --
Value at End of Year    19.273338  17.119940  16.554857  15.347598         --         --         --         --         --         --
No. of Units              396,268    398,432    407,440    262,795         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  17.051879  16.513722  15.332500  12.500000         --         --         --         --         --         --
Value at End of Year    19.168021  17.051879  16.513722  15.332500         --         --         --         --         --         --
No. of Units              334,377    334,457    266,264     15,335         --         --         --         --         --         --

AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  22.946316  19.280394  16.491401  12.500000         --         --         --         --         --         --
Value at End of Year    26.734523  22.946316  19.280394  16.491401         --         --         --         --         --         --
No. of Units            3,450,578  2,717,581  1,774,536     98,509         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  22.915864  19.264402  16.485991  12.500000         --         --         --         --         --         --
Value at End of Year    26.685743  22.915864  19.264402  16.485991         --         --         --         --         --         --
No. of Units              617,171    540,843    331,950    120,265         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  22.824807  19.216554  16.469766  12.500000         --         --         --         --         --         --
Value at End of Year    26.539979  22.824807  19.216554  16.469766         --         --         --         --         --         --
No. of Units            1,451,379  1,083,099    611,849     67,542         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  22.794532  19.200632  16.464363  12.500000         --         --         --         --         --         --
Value at End of Year    26.491562  22.794532  19.200632  16.464363         --         --         --         --         --         --
No. of Units              201,178    193,737    110,140     77,985         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  22.703937  19.152927  16.448167  12.500000         --         --         --         --         --         --
Value at End of Year    26.346854  22.703937  19.152927  16.448167         --         --         --         --         --         --
No. of Units               99,760     95,016     45,729      2,697         --         --         --         --         --         --

BLACKROCK BASIC VALUE V.I. FUND (FORMERLY, MERCURY BASIC VALUE V.I. FUND) - CLASS II SHARES (units first credited 7-20-1998)

Contracts with no Optional Benefits
Value at Start of Year  19.026995  18.800364  17.212543  13.138553  16.252289  15.864568  14.325771  12.027400  12.500000         --
Value at End of Year    22.794351  19.026995  18.800364  17.212543  13.138553  16.252289  15.864568  14.325771  12.027400         --
No. of Units              244,854    301,470    394,202    465,530    554,649    712,421    713,263    407,865     29,849         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  14.245616  14.082946  12.900003  12.021809  12.620595  12.500000         --         --         --         --
Value at End of Year    17.057755  14.245616  14.082946  12.900003  12.021809  12.620595         --         --         --         --
No. of Units              125,317    145,876    156,004    175,040    209,140         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  16.135029  15.974669  14.654843  11.208596  13.892756  13.588646  12.500000         --         --         --
Value at End of Year    19.291279  16.135029  15.974669  14.654843  11.208596  13.892756  13.588646         --         --         --
No. of Units               73,711     82,047    113,069    134,896    168,395    142,919    126,531         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  14.106094  13.972858  12.824848   9.813837  12.170082  12.500000         --         --         --         --
Value at End of Year    16.857045  14.106094  13.972858  12.824848   9.813837  12.170082         --         --         --         --
No. of Units               35,516     54,962     60,772     63,712     73,643     57,968         --         --         --         --

Vantage Prior

                     YEAR       YEAR       YEAR        YEAR        YEAR        YEAR        YEAR       YEAR        YEAR       YEAR
                     ENDED      ENDED      ENDED      ENDED       ENDED       ENDED       ENDED       ENDED       ENDED      ENDED
                   12/31/06   12/31/05   12/31/04    12/31/03    12/31/02   12/31/01     12/31/00    12/31/99   12/31/98   12/31/97
                  ---------- ---------- ---------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
BLACKROCK GLOBAL ALLOCATION V.I. FUND (FORMERLY, MERCURY GLOBAL ALLOCATION V.I. FUND) - CLASS II SHARES
(units first credited 11-21-2003)

Contracts with no Optional Benefits
Value at Start of
   Year           $17.805986 $16.386473 $14.573174 $ 13.501002          --          --          --          --         --         --
Value at End of
   Year            20.400639  17.805986  16.386473   14.573174          --          --          --          --         --         --
No. of Units           8,111     11,647     12,453      12,631          --          --          --          --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of
   Year            18.223761  16.779304  14.930000   13.832329          --          --          --          --         --         --
Value at End of
   Year            20.868889  18.223761  16.779304   14.930000          --          --          --          --         --         --
No. of Units             853        862        870         878          --          --          --          --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of
   Year            15.446269  14.243246  12.692515   11.761272          --          --          --          --         --         --
Value at End of
   Year            17.661815  15.446269  14.243246   12.692515          --          --          --          --         --         --
No. of Units           3,895      5,233      5,319       6,080          --          --          --          --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of
   Year                   --         --  14.842993   13.754721          --          --          --          --         --         --
Value at End of
   Year                   --         --  16.648104   14.842993          --          --          --          --         --         --
No. of Units              --         --         --       1,919          --          --          --          --         --         --

BLACKROCK VALUE OPPORTUNITIES V.I. FUND (FORMERLY, MERCURY VALUE OPPORTUNITIES V.I. FUND) - CLASS II SHARES
(units first credited 7-20-1998)

Contracts with no Optional Benefits
Value at Start of
   Year            25.940653  23.897877  21.143283   15.055788   20.082156   15.730490   13.943374   10.568700  12.500000         --
Value at End of
   Year            28.778979  25.940653  23.897877   21.143283   15.055788   20.082156   15.730490   13.943374  10.568700         --
No. of Units          93,778    112,117    127,136     150,351     208,180     318,521     225,025     133,116     28,230         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of
   Year            19.031980  17.541995  15.527800   14.578300   12.660223   12.500000          --          --         --         --
Value at End of
   Year            21.103849  19.031980  17.541995   15.527800   14.578300   12.660223          --          --         --         --
No. of Units          72,216     83,514     87,288      99,997     134,961          --          --          --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of
   Year            20.582460  18.999469  16.843218   12.017753   16.062025   12.606854   12.500000          --         --         --
Value at End of
   Year            22.789008  20.582460  18.999469   16.843218   12.017753   16.062025   12.606854          --         --         --
No. of Units          10,525     12,463     27,656      31,084     123,674      18,359      17,412          --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of
   Year            18.845594  17.404857  15.437327   11.020135   14.736065   12.500000          --          --         --         --
Value at End of
   Year            20.855530  18.845594  17.404857   15.437327   11.020135   14.736065          --          --         --         --
No. of Units          35,696     43,629     56,721      59,290      66,231      55,506          --          --         --         --

BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of
   Year            14.431593  13.910241  12.981709   10.219054   12.500000          --          --          --         --         --
Value at End of
   Year            15.533561  14.431593  13.910241   12.981709   10.219054          --          --          --         --         --
No. of Units       1,089,323  1,204,800  1,158,877     617,589     418,888          --          --          --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of
   Year            14.405399  13.891917  12.971112   10.215811   12.500000          --          --          --         --         --
Value at End of
   Year            15.497643  14.405399  13.891917   12.971112   10.215811          --          --          --         --         --
No. of Units         682,919    780,146    920,211     993,353     830,791          --          --          --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of
   Year            14.327062  13.837048  12.939311   10.206043   12.500000          --          --          --         --         --
Value at End of
   Year            15.390317  14.327062  13.837048   12.939311   10.206043          --          --          --         --         --
No. of Units         291,720    297,497    213,224      30,882      10,085          --          --          --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of
   Year            14.301026  13.818798  12.928730   10.202799   12.500000          --          --          --         --         --
Value at End of
   Year            15.354692  14.301026  13.818798   12.928730   10.202799          --          --          --         --         --
No. of Units         138,482    150,826    168,929     198,881     257,943          --          --          --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of
   Year            16.228991  15.705218  14.715763   12.500000          --          --          --          --         --         --
Value at End of
   Year            17.398663  16.228991  15.705218   14.715763          --          --          --          --         --         --
No. of Units          39,457     44,726     15,252       6,382          --          --          --          --         --         --

BLUE CHIP GROWTH TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of
   Year            16.269776  15.647425  14.575619   11.460183   15.367363   18.279370   19.091275   16.234822  12.831858  12.500000
Value at End of
   Year            17.555714  16.269776  15.647425   14.575619   11.460183   15.367363   18.279370   19.091275  16.234822  12.831858
No. of Units       6,013,245  7,336,995  8,983,863  10,522,877  12,089,341  15,305,956  17,641,989  10,866,171  3,048,540    373,368

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year $10.928487 $10.515682 $ 9.800303 $ 7.709411 $10.343004 $12.500000         --         --         --         --
Value at End of Year    11.786376  10.928487  10.515682   9.800303   7.709411  10.343004         --         --         --         --
No. of Units            1,813,086  2,085,695  2,353,351  2,561,457  2,612,866  1,380,752         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  10.177034   9.807280   9.153842   7.211675   9.689796  11.549188  12.500000         --         --         --
Value at End of Year    10.959525  10.177034   9.807280   9.153842   7.211675   9.689796  11.549188         --         --         --
No. of Units              977,880  1,214,882  1,582,240  1,968,862  2,277,364  2,836,814  1,770,738         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  10.821415  10.433443   9.743166   7.679789  10.323946  12.500000         --         --         --         --
Value at End of Year    11.647644  10.821415  10.433443   9.743166   7.679789  10.323946         --         --         --         --
No. of Units              616,612    753,696    859,515  1,064,001  1,081,223    979,632         --         --         --         --

CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  14.654969  13.089938  12.171848   9.556431  12.500000         --         --         --         --         --
Value at End of Year    14.727981  14.654969  13.089938  12.171848   9.556431         --         --         --         --         --
No. of Units              563,128    182,168    195,765    211,754    124,844         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.628361  13.072685  12.161900   9.553391  12.500000         --         --         --         --         --
Value at End of Year    14.693920  14.628361  13.072685  12.161900   9.553391         --         --         --         --         --
No. of Units              725,105    260,127    290,967    349,655    269,814         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.548803  13.021044  12.132085   9.544262  12.500000         --         --         --         --         --
Value at End of Year    12.964816  14.548803  13.021044  12.132085   9.544262         --         --         --         --         --
No. of Units              128,538     15,268      6,137      3,248      4,124         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.522389  13.003874  12.122166   9.541218  12.500000         --         --         --         --         --
Value at End of Year    14.558385  14.522389  13.003874  12.122166   9.541218         --         --         --         --         --
No. of Units              245,865    111,830    117,664    139,164     92,222         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  14.548803  15.918119  14.861154  12.500000         --         --         --         --         --         --
Value at End of Year    17.767789  14.548803  15.918119  14.861154         --         --         --         --         --         --
No. of Units                2,706         --         --         --         --         --         --         --         --         --

CAPITAL APPRECIATION TRUST - SERIES I SHARES (units first credited 11-01-2000)

Contracts with no Optional Benefits
Value at Start of Year   9.248751   8.239708   7.654693   6.004624   8.789532  10.942940  12.500000         --         --         --
Value at End of Year     9.312923   9.248751   8.239708   7.654693   6.004624   8.789532  10.942940         --         --         --
No. of Units            3,814,463    498,674    649,887    773,035    877,164    410,618      8,809         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year   9.911198   8.834287   8.211158   6.444359   9.437943  12.500000         --         --         --         --
Value at End of Year     9.974987   9.911198   8.834287   8.211158   6.444359   9.437943         --         --         --         --
No. of Units            1,179,429    433,884    405,175    431,116    432,315     94,320         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year   9.153633   8.171240   7.606320   5.978615   8.769024  10.939455  12.500000         --         --         --
Value at End of Year     9.198767   9.153633   8.171240   7.606320   5.978615   8.769024  10.939455         --         --         --
No. of Units              635,062     72,018     71,762     87,775    111,103     75,810         22         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year   9.814079   8.765161   8.163273   6.419588   9.420540  12.500000         --         --         --         --
Value at End of Year     9.857557   9.814079   8.765161   8.163273   6.419588   9.420540         --         --         --         --
No. of Units              671,366    267,210    304,411    371,086    376,677         --         --         --         --         --

CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year  14.792845  13.754542  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.872448  14.792845  13.754542         --         --         --         --         --         --         --
No. of Units              354,296    162,522     66,024         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.780570  13.749985  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.850044  14.780570  13.749985         --         --         --         --         --         --         --
No. of Units               61,599     44,794     39,956         --         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year $14.743839 $13.736322 $12.500000         --         --         --         --         --         --         --
Value at End of Year    16.783055  14.743839  13.736322         --         --         --         --         --         --         --
No. of Units               61,604     29,081     11,947         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.731606  13.731772  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.760773  14.731606  13.731772         --         --         --         --         --         --         --
No. of Units               20,046     11,696         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  14.694984  13.718123  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.694134  14.694984  13.718123         --         --         --         --         --         --         --
No. of Units                3,925      4,249      4,310         --         --         --         --         --         --         --

CORE BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year  12.471096  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.723666  12.471096         --         --         --         --         --         --         --         --
No. of Units               25,805     20,230         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  12.466962  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.713100  12.466962         --         --         --         --         --         --         --         --
No. of Units                8,071      2,581         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  12.454569  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.681483  12.454569         --         --         --         --         --         --         --         --
No. of Units               12,579      5,124         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  12.450442  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.670953  12.450442         --         --         --         --         --         --         --         --
No. of Units                2,287        120         --         --         --         --         --         --         --         --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year  14.648304  14.064773  12.500000         --         --         --         --         --         --         --
Value at End of Year    15.357367  14.648304  14.064773         --         --         --         --         --         --         --
No. of Units              336,984    456,258    300,879         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.636151  14.060106  12.500000         --         --         --         --         --         --         --
Value at End of Year    15.336968  14.636151  14.060106         --         --         --         --         --         --         --
No. of Units               60,966     46,608     24,071         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.599758  14.046138  12.500000         --         --         --         --         --         --         --
Value at End of Year    15.275960  14.599758  14.046138         --         --         --         --         --         --         --
No. of Units              165,723    202,252     97,703         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.587653  14.041485  12.500000         --         --         --         --         --         --         --
Value at End of Year    15.255677  14.587653  14.041485         --         --         --         --         --         --         --
No. of Units               10,984     19,277     10,929         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  14.551385  14.027533  12.500000         --         --         --         --         --         --         --
Value at End of Year    15.194998  14.551385  14.027533         --         --         --         --         --         --         --
No. of Units                  612        596         --         --         --         --         --         --         --         --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year         --         --  13.583014  13.189736  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.862061  13.583014  13.189736         --         --         --         --         --
No. of Units                   --         --  2,476,596    323,297    179,876         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year         --         --  13.571899  13.185535  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.843773  13.571899  13.185535         --         --         --         --         --
No. of Units                   --         --    304,220    355,060    396,454         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year         --         -- $13.538653 $13.172978 $12.500000         --         --         --         --         --
Value at End of Year           --         --  13.789102  13.538653  13.172978         --         --         --         --         --
No. of Units                   --         --  1,236,318     61,577     35,449         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year         --         --  13.527590  13.168794  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.770929  13.527590  13.168794         --         --         --         --         --
No. of Units                   --         --     48,405     58,173     53,428         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --         --  12.537320  12.500000         --         --         --         --         --         --
Value at End of Year           --         --  12.743661  12.537320         --         --         --         --         --         --
No. of Units                   --         --    124,568        359         --         --         --         --         --         --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year         --         --  17.246124  16.744607  15.803857  14.989755  13.798700  13.914540  12.768031  12.500000
Value at End of Year           --         --  17.634302  17.246124  16.744607  15.803857  14.989755  13.798700  13.914540  12.768031
No. of Units                   --         --  1,511,253  1,907,734  2,442,822  2,281,380  1,367,339    782,445    162,215     25,278

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year         --         --  14.230025  13.823125  13.053022  12.500000         --         --         --         --
Value at End of Year           --         --  14.543014  14.230025  13.823125  13.053022         --         --         --         --
No. of Units                   --         --    517,689    572,419    751,598    292,647         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year         --         --  15.085667  14.676304  13.879479  13.190998  12.500000         --         --         --
Value at End of Year           --         --  15.394322  15.085667  14.676304  13.879479  13.190998         --         --         --
No. of Units                   --         --    198,355    235,963    276,074    242,746     99,109         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year         --         --  14.147123  13.770113  13.029001  12.500000         --         --         --         --
Value at End of Year           --         --  14.429334  14.147123  13.770113  13.029001         --         --         --         --
No. of Units                   --         --    376,807    448,023    512,954    407,305         --         --         --         --

DYNAMIC GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  15.365428  13.931662  12.860852  10.115972  12.500000         --         --         --         --         --
Value at End of Year    16.751706  15.365428  13.931662  12.860852  10.115972         --         --         --         --         --
No. of Units              236,038    314,775    337,416    353,316     54,045         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.337510  13.913276  12.850333  10.112748  12.500000         --         --         --         --         --
Value at End of Year    16.712931  15.337510  13.913276  12.850333  10.112748         --         --         --         --         --
No. of Units              241,918    300,631    345,192    380,448     70,944         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.254134  13.858343  12.818851  10.103094  12.500000         --         --         --         --         --
Value at End of Year    16.597234  15.254134  13.858343  12.818851  10.103094         --         --         --         --         --
No. of Units               23,706     24,704     16,495     11,880      1,349         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.226404  13.840043  12.808348  10.099872  12.500000         --         --         --         --         --
Value at End of Year    16.558784  15.226404  13.840043  12.808348  10.099872         --         --         --         --         --
No. of Units               47,942     78,301     76,525    100,761     40,527         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  18.398977  16.748775  15.523566  12.500000         --         --         --         --         --         --
Value at End of Year    19.979056  18.398977  16.748775  15.523566         --         --         --         --         --         --
No. of Units                2,968      6,214      1,677      4,452         --         --         --         --         --         --

DYNAMIC GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year   4.991605   4.510187   4.164386   3.277745   4.647016   7.899193  12.500000         --         --         --
Value at End of Year     5.457107   4.991605   4.510187   4.164386   3.277745   4.647016   7.899193         --         --         --
No. of Units            2,593,034  3,297,861  3,682,323  4,600,036  3,560,014  4,546,109  3,937,816         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year   6.733833   6.087418   5.623506   4.428426   6.281540  12.500000         --         --         --         --
Value at End of Year     7.358155   6.733833   6.087418   5.623506   4.428426   6.281540         --         --         --         --
No. of Units            1,056,334  1,368,166  1,563,174  1,821,405    604,737    393,388         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year $ 5.487385 $ 4.968047 $ 4.596353 $ 3.624989 $ 5.149629 $ 8.771239 $12.500000         --         --         --
Value at End of Year     5.987177   5.487385   4.968047   4.596353   3.624989   5.149629   8.771239         --         --         --
No. of Units              328,455    647,824    698,341    943,142    685,798    906,381    628,926         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year   6.667819   6.039770   5.590687   4.411393   6.269929  12.500000         --         --         --         --
Value at End of Year     7.271483   6.667819   6.039770   5.590687   4.411393   6.269929         --         --         --         --
No. of Units              550,110    735,843    783,628    904,887    399,684    363,236         --         --         --         --

EMERGING GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  17.950976  16.977797  16.169506  12.500000         --         --         --         --         --         --
Value at End of Year    19.687571  17.950976  16.977797  16.169506         --         --         --         --         --         --
No. of Units               75,745     54,808     22,622      7,860         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  17.927174  16.963742  16.164211  12.500000         --         --         --         --         --         --
Value at End of Year    19.651668  17.927174  16.963742  16.164211         --         --         --         --         --         --
No. of Units               48,286     41,258      5,719      9,518         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  17.855908  16.921582  16.148310  12.500000         --         --         --         --         --         --
Value at End of Year    19.544281  17.855908  16.921582  16.148310         --         --         --         --         --         --
No. of Units               14,709      8,284      6,021        824         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  17.832218  16.907549  16.143014  12.500000         --         --         --         --         --         --
Value at End of Year    19.508619  17.832218  16.907549  16.143014         --         --         --         --         --         --
No. of Units               16,930     20,835      2,946        468         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --         --  16.127150  12.500000         --         --         --         --         --         --
Value at End of Year           --         --  16.865557  16.127150         --         --         --         --         --         --

EMERGING SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  14.840712  14.373924  13.115157   9.549569  12.500000         --         --         --         --         --
Value at End of Year    14.931598  14.840712  14.373924  13.115157   9.549569         --         --         --         --         --
No. of Units              239,789    294,119    352,263    323,405    197,066         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.813777  14.354982  13.104440   9.546522  12.500000         --         --         --         --         --
Value at End of Year    14.897067  14.813777  14.354982  13.104440   9.546522         --         --         --         --         --
No. of Units              347,952    524,085    564,379    659,419    372,100         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.733197  14.298262  13.072316   9.537399  12.500000         --         --         --         --         --
Value at End of Year    14.793864  14.733197  14.298262  13.072316   9.537399         --         --         --         --         --
No. of Units              157,785    160,513    143,737     47,965      3,015         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.706460  14.279424  13.061639   9.534360  12.500000         --         --         --         --         --
Value at End of Year    14.759648  14.706460  14.279424  13.061639   9.534360         --         --         --         --         --
No. of Units               59,005     80,103     85,393     96,750     78,438         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  18.142261  17.641824  16.161563  12.500000         --         --         --         --         --         --
Value at End of Year    18.180637  18.142261  17.641824  16.161563         --         --         --         --         --         --
No. of Units                1,005      5,958      2,652      4,706         --         --         --         --         --         --

EMERGING SMALL COMPANY TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  17.313709  16.977797  15.244901  11.080471  15.895834  20.764734  22.035674  12.896270  13.088401  12.500000
Value at End of Year    17.458334  17.313709  16.977797  15.244901  11.080471  15.895834  20.764734  22.035674  12.896270  13.088401
No. of Units            1,015,741  1,320,350     62,845  2,121,607  2,358,050  2,759,819  3,242,424    918,233    447,688     88,229

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year   9.877649  16.963742   8.706058   6.330985   9.086879  12.500000         --         --         --         --
Value at End of Year     9.955190   9.877649  16.963742   8.706058   6.330985   9.086879         --         --         --         --
No. of Units              474,782    669,119     11,554    899,477    763,595    327,181         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year $ 9.025056 $16.921582 $ 7.978493 $ 5.810609 $ 8.352524 $10.932942 $12.500000         --         --         --
Value at End of Year     9.082293   9.025056  16.921582   7.978493   5.810609   8.352524  10.932942         --         --         --
No. of Units              235,597    374,610      5,761    579,032    613,744    752,680    514,633         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year   9.780838  16.907549   8.655278   6.306645   9.070108  12.500000         --         --         --         --
Value at End of Year     9.837965   9.780838  16.907549   8.655278   6.306645   9.070108         --         --         --         --
No. of Units              221,667    287,639      2,315    432,182    358,630    262,187         --         --         --         --

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  14.825708  14.516669  12.864713  10.419024  12.500000         --         --         --         --         --
Value at End of Year    17.337374  14.825708  14.516669  12.864713  10.419024         --         --         --         --         --
No. of Units            1,560,317  1,745,873  1,642,979  1,114,993    766,558         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.798785  14.497538  12.854188  10.415699  12.500000         --         --         --         --         --
Value at End of Year    17.297263  14.798785  14.497538  12.854188  10.415699         --         --         --         --         --
No. of Units            1,398,893  1,519,572  1,592,298  1,601,764  1,252,762         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.718317  14.440278  12.822685  10.405752  12.500000         --         --         --         --         --
Value at End of Year    17.177495  14.718317  14.440278  12.822685  10.405752         --         --         --         --         --
No. of Units              421,534    431,365    266,760     80,834     16,980         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.691602  14.421261  12.812220  10.402456  12.500000         --         --         --         --         --
Value at End of Year    17.137778  14.691602  14.421261  12.812220  10.402456         --         --         --         --         --
No. of Units              276,073    313,751    334,690    370,557    371,473         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  17.136229  16.846085  14.989021  12.500000         --         --         --         --         --         --
Value at End of Year    19.959582  17.136229  16.846085  14.989021         --         --         --         --         --         --
No. of Units               13,221     13,824     19,120      7,873         --         --         --         --         --         --

EQUITY-INCOME TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  19.656383  19.209182  16.993147  13.743601  16.096393  16.140990  14.507362  14.249466  13.251413  12.500000
Value at End of Year    23.036598  19.656383  19.209182  16.993147  13.743601  16.096393  16.140990  14.507362  14.249466  13.251413
No. of Units            4,751,690  5,496,685  6,153,154    668,978  7,402,804  7,841,275  5,986,441  5,176,955  2,050,162    411,415

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  15.177933  14.840003  13.134588  10.628215  12.453924  12.500000         --         --         --         --
Value at End of Year    17.779151  15.177933  14.840003  13.134588  10.628215  12.453924         --         --         --         --
No. of Units            1,596,802  1,847,564  2,037,117  2,097,074  2,240,720    985,726         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  17.200472  16.842700  14.929570  12.098791  14.198434  14.266438  12.500000         --         --         --
Value at End of Year    20.118202  17.200472  16.842700  14.929570  12.098791  14.198434  14.266438         --         --         --
No. of Units              623,374    820,592    891,159    916,643  1,028,855    912,362    301,379         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  15.029306  14.724025  13.058090  10.587437  12.431003  12.500000         --         --         --         --
Value at End of Year    17.569991  15.029306  14.724025  13.058090  10.587437  12.431003         --         --         --         --
No. of Units              778,853    843,398    918,043  1,105,534  1,217,713    887,859         --         --         --         --

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  15.738520  14.580230  13.451522  10.241025  12.500000         --         --         --         --         --
Value at End of Year    19.025897  15.738520  14.580230  13.451522  10.241025         --         --         --         --         --
No. of Units              223,983    208,038    206,195    190,654    125,127         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.709928  14.560995  13.440506  10.237755  12.500000         --         --         --         --         --
Value at End of Year    18.981869  15.709928  14.560995  13.440506  10.237755         --         --         --         --         --
No. of Units              231,927    229,635    257,297    268,552    261,992         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.624517  14.503495  13.407583  10.227986  12.500000         --         --         --         --         --
Value at End of Year    18.850460  15.624517  14.503495  13.407583  10.227986         --         --         --         --         --
No. of Units               39,487     30,059     26,277     15,535        836         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year $15.596142 $14.484377 $13.396617 $10.224728 $12.500000         --         --         --         --         --
Value at End of Year    18.806857  15.596142  14.484377  13.396617  10.224728         --         --         --         --         --
No. of Units               62,292     67,996     72,725     88,358    108,033         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  18.159314  16.890066  15.645153  12.500000         --         --         --         --         --         --
Value at End of Year    21.864979  18.159314  16.890066  15.645153         --         --         --         --         --         --
No. of Units                3,786      3,924        570         53         --         --         --         --         --         --

FINANCIAL SERVICES TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year  14.381768  13.305033  12.242715   9.308121  11.512580  12.500000         --         --         --         --
Value at End of Year    17.435126  14.381768  13.305033  12.242715   9.308121  11.512580         --         --         --         --
No. of Units              371,403    432,972    436,311    527,572    461,221    309,852         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  14.348208  13.280604  12.226364   9.300332  11.508706  12.500000         --         --         --         --
Value at End of Year    17.385757  14.348208  13.280604  12.226364   9.300332  11.508706         --         --         --         --
No. of Units              356,861    421,104    490,344    563,860    547,213    132,049         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  14.248023  13.207601  12.177455   9.277011  11.497105  12.500000         --         --         --         --
Value at End of Year    17.238577  14.248023  13.207601  12.177455   9.277011  11.497105         --         --         --         --
No. of Units               41,416     40,775     54,269     58,181     58,967     21,736         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  14.214779  13.183353  12.161199   9.269250  11.493242  12.500000         --         --         --         --
Value at End of Year    17.189787  14.214779  13.183353  12.161199   9.269250  11.493242         --         --         --         --
No. of Units              154,580    157,218    177,248    188,866    214,440    150,907         --         --         --         --

FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  15.822838  14.783043  13.472600  10.559943  12.500000         --         --         --         --         --
Value at End of Year    17.798619  15.822838  14.783043  13.472600  10.559943         --         --         --         --         --
No. of Units            1,613,638  1,236,685    999,806    788,137    722,275         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.794080  14.763529  13.461572  10.556582  12.500000         --         --         --         --         --
Value at End of Year    17.757431  15.794080  14.763529  13.461572  10.556582         --         --         --         --         --
No. of Units            1,066,856  1,168,628  1,284,797  1,226,585    936,320         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.708228  14.705246  13.428610  10.546509  12.500000         --         --         --         --         --
Value at End of Year    17.634502  15.708228  14.705246  13.428610  10.546509         --         --         --         --         --
No. of Units              660,220    433,555    197,850     31,408     11,638         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.679698  14.685861  13.417630  10.543153  12.500000         --         --         --         --         --
Value at End of Year    17.593704  15.679698  14.685861  13.417630  10.543153         --         --         --         --         --
No. of Units              141,591    162,093    168,866    175,404    160,672         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  17.927073  16.815903  15.386843  12.500000         --         --         --         --         --         --
Value at End of Year    20.085357  17.927073  16.815903  15.386843         --         --         --         --         --         --
No. of Units               55,046     44,291      7,849      3,234         --         --         --         --         --         --

FUNDAMENTAL VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year  14.444439  13.477655  12.243910   9.577517  11.608415  12.500000         --         --         --         --
Value at End of Year    16.287144  14.444439  13.477655  12.243910   9.577517  11.608415         --         --         --         --
No. of Units            1,709,533  1,838,088  2,161,231  1,854,419  2,025,163  1,333,345         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  14.410762  13.452933  12.227577   9.569509  11.604513  12.500000         --         --         --         --
Value at End of Year    16.241076  14.410762  13.452933  12.227577   9.569509  11.604513         --         --         --         --
No. of Units            1,433,852  1,588,809  1,592,277  1,572,816  1,758,258    436,141         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  14.310110  13.378959  12.178644   9.545508  11.592814  12.500000         --         --         --         --
Value at End of Year    16.103534  14.310110  13.378959  12.178644   9.545508  11.592814         --         --         --         --
No. of Units              202,678    224,126    253,940    218,293    210,426     83,821         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year $14.276727 $13.354405 $12.162388 $ 9.537531 $11.588922 $12.500000         --         --         --         --
Value at End of Year    16.057959  14.276727  13.354405  12.162388   9.537531  11.588922         --         --         --         --
No. of Units              585,927    720,775    792,412    838,041    901,302    536,341         --         --         --         --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  14.605849  14.002434  12.638742  10.149550  12.500000         --         --         --         --         --
Value at End of Year    16.291586  14.605849  14.002434  12.638742  10.149550         --         --         --         --         --
No. of Units            1,124,811    798,432    434,763    117,087     64,984         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.579339  13.983996  12.628426  10.146318  12.500000         --         --         --         --         --
Value at End of Year    16.253917  14.579339  13.983996  12.628426  10.146318         --         --         --         --         --
No. of Units              336,239    339,307    327,459    292,175    175,570         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.500051  13.928749  12.597473  10.136635  12.500000         --         --         --         --         --
Value at End of Year    16.141369  14.500051  13.928749  12.597473  10.136635         --         --         --         --         --
No. of Units              786,453    535,067    234,440      9,046        830         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.473708  13.910378  12.587160  10.133403  12.500000         --         --         --         --         --
Value at End of Year    16.104006  14.473708  13.910378  12.587160  10.133403         --         --         --         --         --
No. of Units               44,508     40,460     43,632     40,196     36,804         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  17.012858  16.375187  14.839803  12.500000         --         --         --         --         --         --
Value at End of Year    18.900884  17.012858  16.375187  14.839803         --         --         --         --         --         --
No. of Units               50,892     39,685      5,774         --         --         --         --         --         --         --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES I SHARES (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year  11.159108  10.670864   9.613957   7.723126  10.214321  11.978173  12.500000         --         --         --
Value at End of Year    12.471651  11.159108  10.670864   9.613957   7.723126  10.214321  11.978173         --         --         --
No. of Units            1,035,450  1,059,898  1,096,311  1,067,150  1,128,030  1,240,468    681,229         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  11.274461  10.786548   9.723071   7.814676  10.340578  12.500000         --         --         --         --
Value at End of Year    12.594293  11.274461  10.786548   9.723071   7.814676  10.340578         --         --         --         --
No. of Units              627,368    642,818    673,760    609,549    672,386    345,758         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  11.241951  10.771542   9.724144   7.827267  10.372818  12.188577  12.500000         --         --         --
Value at End of Year    12.539200  11.241951  10.771542   9.724144   7.827267  10.372818  12.188577         --         --         --
No. of Units              302,839    305,807    264,766    300,572    330,680    438,197    194,588         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  11.164004  10.702195   9.666382   7.784656  10.321521  12.500000         --         --         --         --
Value at End of Year    12.446051  11.164004  10.702195   9.666382   7.784656  10.321521         --         --         --         --
No. of Units              263,032    347,073    399,855    500,405    629,488    505,461         --         --         --         --

GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  16.162566  17.584406  16.225841  14.308974  12.500000         --         --         --         --         --
Value at End of Year    16.721256  16.162566  17.584406  16.225841  14.308974         --         --         --         --         --
No. of Units              951,122    689,169    505,945    331,386    221,118         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  16.133241  17.561257  16.212589  14.304439  12.500000         --         --         --         --         --
Value at End of Year    16.682596  16.133241  17.561257  16.212589  14.304439         --         --         --         --         --
No. of Units              311,581    335,929    333,567    381,932    351,762         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  16.045535  17.491941  16.172895  14.290823  12.500000         --         --         --         --         --
Value at End of Year    16.567109  16.045535  17.491941  16.172895  14.290823         --         --         --         --         --
No. of Units              505,289    348,357    163,463     58,633      9,679         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  16.016401  17.468892  16.159679  14.286287  12.500000         --         --         --         --         --
Value at End of Year    16.528793  16.016401  17.468892  16.159679  14.286287         --         --         --         --         --
No. of Units               57,140     59,191     76,131     81,996     81,715         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year $13.261520 $14.485848 $13.420383 $12.500000         --         --         --         --         --         --
Value at End of Year    13.665317  13.261520  14.485848  13.420383         --         --         --         --         --         --
No. of Units               62,639     59,324     22,399      1,905         --         --         --         --         --         --

GLOBAL BOND TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  16.642167  18.084517  16.660993  14.663597  12.397792  12.526713  12.511533  13.615563  12.850434  12.500000
Value at End of Year    17.250355  16.642167  18.084517  16.660993  14.663597  12.397792  12.526713  12.511533  13.615563  12.850434
No. of Units              944,192  1,027,278  1,111,403  1,189,650  1,326,115    584,519    729,484    554,823    184,399     45,991

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  16.704718  18.161547  16.740365  14.740820  12.469302  12.500000         --         --         --         --
Value at End of Year    17.306556  16.704718  18.161547  16.740365  14.740820  12.469302         --         --         --         --
No. of Units              266,601    278,322    319,201    368,936    326,107     83,972         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  16.930541  18.434631  17.017639  15.007467  12.713906  12.871966  12.500000         --         --         --
Value at End of Year    17.514287  16.930541  18.434631  17.017639  15.007467  12.713906  12.871966         --         --         --
No. of Units              115,705    114,977    123,444    189,298    180,849     96,866     49,507         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  16.541159  18.019638  16.642888  14.684326  12.446362  12.500000         --         --         --         --
Value at End of Year    17.102952  16.541159  18.019638  16.642888  14.684326  12.446362         --         --         --         --
No. of Units               93,439    110,907    117,826    191,875    156,671     59,230         --         --         --         --

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  15.876722  14.591952  12.939652  10.329245  12.500000         --         --         --         --         --
Value at End of Year    18.774687  15.876722  14.591952  12.939652  10.329245         --         --         --         --         --
No. of Units              190,954    228,738    216,560    162,100    110,632         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.847876  14.572703  12.929075  10.325957  12.500000         --         --         --         --         --
Value at End of Year    18.731234  15.847876  14.572703  12.929075  10.325957         --         --         --         --         --
No. of Units              177,861    184,253    199,246    189,132    172,759         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.761684  14.515144  12.897371  10.316092  12.500000         --         --         --         --         --
Value at End of Year    18.601523  15.761684  14.515144  12.897371  10.316092         --         --         --         --         --
No. of Units               63,733     64,911     40,042      7,864        915         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.733051  14.495997  12.886822  10.312805  12.500000         --         --         --         --         --
Value at End of Year    18.558468  15.733051  14.495997  12.886822  10.312805         --         --         --         --         --
No. of Units               55,718     65,496     59,467     63,978     21,121         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  18.348762  16.931332  15.074458  12.500000         --         --         --         --         --         --
Value at End of Year    21.611590  18.348762  16.931332  15.074458         --         --         --         --         --         --
No. of Units                  585        307      2,292      2,375         --         --         --         --         --         --

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  15.992624  14.669129  12.983199  10.345146  12.988963  15.723185  14.232856  13.944724  12.616506  12.500000
Value at End of Year    18.947552  15.992624  14.669129  12.983199  10.345146  12.988963  15.723185  14.232856  13.944724  12.616506
No. of Units            1,105,450  1,337,971  1,510,240  1,687,116  2,148,186  2,616,086  2,821,569  2,778,245  1,124,989    195,153

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  12.930563  11.866384  10.507840   8.376938  10.523033  12.500000         --         --         --         --
Value at End of Year    15.312090  12.930563  11.866384  10.507840   8.376938  10.523033         --         --         --         --
No. of Units              271,507    312,489    336,937    351,922    410,924    213,812         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  13.649055  12.544497  11.125022   8.882263  11.174588  13.554144  12.500000         --         --         --
Value at End of Year    16.138760  13.649055  12.544497  11.125022   8.882263  11.174588  13.554144         --         --         --
No. of Units              123,331    140,032    147,681    175,525    203,711    245,949    148,782         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  12.803909  11.773610  10.446602   8.344776  10.503647  12.500000         --         --         --         --
Value at End of Year    15.131896  12.803909  11.773610  10.446602   8.344776  10.503647         --         --         --         --
No. of Units              210,413    268,863    274,068    293,462    348,085    250,397         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
GREAT COMPANIES-AMERICA TRUST (REPLACED BY U.S. GLOBAL LEADERS TRUST EFF 4-29-05) - SERIES II SHARES
(units first credited 8-04-2003)

Contracts with no Optional Benefits
Value at Start of Year         --         -- $13.920860 $12.500000         --         --         --         --         --         --
Value at End of Year           --         --  13.953540  13.920860         --         --         --         --         --         --
No. of Units                   --         --        500      6,310         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year         --         --  13.906689  12.000000         --         --         --         --         --         --
Value at End of Year           --         --  13.904434  13.906689         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --         --  13.898191  12.500000         --         --         --         --         --         --
Value at End of Year           --         --  13.875058  13.898191         --         --         --         --         --         --

HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  17.830852  16.107097  14.220030  10.626002  12.500000         --         --         --         --         --
Value at End of Year    18.991253  17.830852  16.107097  14.220030  10.626002         --         --         --         --         --
No. of Units              386,178    357,276    331,788    300,443    187,281         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  17.798466  16.085865  14.208412  10.622622  12.500000         --         --         --         --         --
Value at End of Year    18.947299  17.798466  16.085865  14.208412  10.622622         --         --         --         --         --
No. of Units              371,411    424,736    464,666    478,349    357,514         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  17.701664  16.022313  14.173571  10.612467  12.500000         --         --         --         --         --
Value at End of Year    18.816077  17.701664  16.022313  14.173571  10.612467         --         --         --         --         --
No. of Units               73,278     74,870     56,393     33,516      5,305         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  17.669537  16.001223  14.162014  10.609094  12.500000         --         --         --         --         --
Value at End of Year    18.772553  17.669537  16.001223  14.162014  10.609094         --         --         --         --         --
No. of Units               87,527    107,200    106,437    108,831     94,382         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  18.661963  16.925244  15.002379  12.500000         --         --         --         --         --         --
Value at End of Year    19.797274  18.661963  16.925244  15.002379         --         --         --         --         --         --
No. of Units                3,079      3,639      3,114        339         --         --         --         --         --         --

HEALTH SCIENCES TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year  16.212910  14.617362  12.875164   9.599480  13.399749  12.500000         --         --         --         --
Value at End of Year    17.300977  16.212910  14.617362  12.875164   9.599480  13.399749         --         --         --         --
No. of Units              644,333    850,616    892,430    968,366    826,002    629,384         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  16.175065  14.590517  12.857956   9.591443  13.395250  12.500000         --         --         --         --
Value at End of Year    17.251981  16.175065  14.590517  12.857956   9.591443  13.395250         --         --         --         --
No. of Units              504,992    555,093    654,738    678,955    630,093    148,136         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  16.062084  14.510292  12.806521   9.567392  13.381761  12.500000         --         --         --         --
Value at End of Year    17.105855  16.062084  14.510292  12.806521   9.567392  13.381761         --         --         --         --
No. of Units               70,186     83,832     88,318     84,739     59,183     27,922         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  16.024596  14.483651  12.789412   9.559388  13.377271  12.500000         --         --         --         --
Value at End of Year    17.057425  16.024596  14.483651  12.789412   9.559388  13.377271         --         --         --         --
No. of Units              248,881    268,992    284,385    308,717    324,941    201,379         --         --         --         --

HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  15.941511  15.633635  14.324530  11.713618  12.500000         --         --         --         --         --
Value at End of Year    17.304026  15.941511  15.633635  14.324530  11.713618         --         --         --         --         --
No. of Units              465,143    527,606    644,525    535,198    182,041         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.912567  15.613037  14.312819  11.709887  12.500000         --         --         --         --         --
Value at End of Year    17.264001  15.912567  15.613037  14.312819  11.709887         --         --         --         --         --
No. of Units              287,262    378,988    468,337    595,107    273,788         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year $15.826048 $15.551396 $14.277775 $11.698735 $12.500000         --         --         --         --         --
Value at End of Year    17.144483  15.826048  15.551396  14.277775  11.698735         --         --         --         --         --
No. of Units              111,397    215,221    181,616    173,522     76,459         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.797304  15.530886  14.266087  11.695011  12.500000         --         --         --         --         --
Value at End of Year    17.104814  15.797304  15.530886  14.266087  11.695011         --         --         --         --         --
No. of Units              113,808    138,742    129,647    126,210     58,163         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  15.153607  14.920344  13.725905  12.500000         --         --         --         --         --         --
Value at End of Year    16.383314  15.153607  14.920344  13.725905         --         --         --         --         --         --
No. of Units               17,298     16,660     10,684      3,519         --         --         --         --         --         --

HIGH YIELD TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  14.486910  14.187979  12.974966  10.588976  11.548229  12.409523  13.844359  13.018749  12.864277  12.500000
Value at End of Year    15.743498  14.486910  14.187979  12.974966  10.588976  11.548229  12.409523  13.844359  13.018749  12.864277
No. of Units            1,594,372  1,932,687  2,934,645  3,569,054  2,813,244  2,783,661  2,688,001  2,124,867  1,187,038    205,433

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  13.672164  13.396712  12.257492  10.008436  10.920556  12.500000         --         --         --         --
Value at End of Year    14.850676  13.672164  13.396712  12.257492  10.008436  10.920556         --         --         --         --
No. of Units              450,056    509,121    636,987    773,893    518,196    193,430         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  13.314332  13.065633  11.972562   9.790451  10.698741  11.519841  12.500000         --         --         --
Value at End of Year    14.440385  13.314332  13.065633  11.972562   9.790451  10.698741  11.519841         --         --         --
No. of Units              162,853    190,991    270,881    342,878    255,279    213,210     63,437         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  13.538284  13.292023  12.186112   9.970050  10.900449  12.500000         --         --         --         --
Value at End of Year    14.675971  13.538284  13.292023  12.186112   9.970050  10.900449         --         --         --         --
No. of Units              177,466    228,180    314,899    602,930    270,619    168,652         --         --         --         --

INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  14.743097  14.261910  13.484978  10.844734  12.500000         --         --         --         --         --
Value at End of Year    15.739087  14.743097  14.261910  13.484978  10.844734         --         --         --         --         --
No. of Units              519,624    553,526    611,366    449,663    310,937         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.716356  14.243132  13.473973  10.841289  12.500000         --         --         --         --         --
Value at End of Year    15.702709  14.716356  14.243132  13.473973  10.841289         --         --         --         --         --
No. of Units              395,777    459,154    555,572    522,347    428,533         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.636323  14.186875  13.440953  10.830938  12.500000         --         --         --         --         --
Value at End of Year    15.593967  14.636323  14.186875  13.440953  10.830938         --         --         --         --         --
No. of Units              104,558    106,569     93,132     51,598      4,107         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.609738  14.168176  13.429966  10.827493  12.500000         --         --         --         --         --
Value at End of Year    15.557884  14.609738  14.168176  13.429966  10.827493         --         --         --         --         --
No. of Units               97,653    116,769    150,881     90,496     72,849         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  15.645993  15.195817  14.425737  12.500000         --         --         --         --         --         --
Value at End of Year    16.636484  15.645993  15.195817  14.425737         --         --         --         --         --         --
No. of Units               10,098     10,481     10,022      6,458         --         --         --         --         --         --

INCOME & VALUE TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  17.917223  17.293562  16.317695  13.102316  15.828793  15.921242  15.408317  14.398732  12.705736  12.500000
Value at End of Year    19.170728  17.917223  17.293562  16.317695  13.102316  15.828793  15.921242  15.408317  14.398732  12.705736
No. of Units            2,002,272  2,460,957  3,163,259  2,666,500  2,859,787  2,843,644  2,227,061  1,754,764    277,339     59,162

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  13.600186  13.133348  12.398458   9.960340  12.039038  12.500000         --         --         --         --
Value at End of Year    14.544411  13.600186  13.133348  12.398458   9.960340  12.039038         --         --         --         --
No. of Units              642,131    748,450    864,139    729,718    792,866  1,503,330         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year $14.161791 $13.696136 $12.949206 $10.418378 $12.611582 $12.710793 $12.500000         --         --         --
Value at End of Year    15.122379  14.161791  13.696136  12.949206  10.418378  12.611582  12.710793         --         --         --
No. of Units              244,676    292,974    440,583    465,470    484,314    440,801    175,347         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  13.467013  13.030695  12.326232   9.922116  12.016868  12.500000         --         --         --         --
Value at End of Year    14.373306  13.467013  13.030695  12.326232   9.922116  12.016868         --         --         --         --
No. of Units              316,039    369,581    419,638    368,485    365,287    264,002         --         --         --         --

INDEX ALLOCATION TRUST - SERIES II SHARES (units first credited 2-13-2006)

Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.503317         --         --         --         --         --         --         --         --         --
No. of Units              770,055         --         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.497418         --         --         --         --         --         --         --         --         --
No. of Units                3,204         --         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.479737         --         --         --         --         --         --         --         --         --
No. of Units              347,176         --         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.473833         --         --         --         --         --         --         --         --         --
No. of Units                3,864         --         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.456184         --         --         --         --         --         --         --         --         --
No. of Units                7,143         --         --         --         --         --         --         --         --         --

INDEX ALLOCATION TRUST - SERIES I SHARES (units first credited 2-13-2006)

Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.503317         --         --         --         --         --         --         --         --         --
No. of Units               16,761         --         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.497418         --         --         --         --         --         --         --         --         --
No. of Units                1,565         --         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.479737         --         --         --         --         --         --         --         --         --
No. of Units                  717         --         --         --         --         --         --         --         --         --

INTERNATIONAL CORE TRUST (FORMERLY, INTERNATIONAL STOCK TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  16.071601  14.106539  12.420452   9.684206  12.500000         --         --         --         --         --
Value at End of Year    19.720898  16.071601  14.106539  12.420452   9.684206         --         --         --         --         --
No. of Units              182,584    148,278    174,243    145,022    116,451         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  16.042404  14.087926  12.410284   9.681116  12.500000         --         --         --         --         --
Value at End of Year    19.675267  16.042404  14.087926  12.410284   9.681116         --         --         --         --         --
No. of Units              258,978    241,585    257,371    271,775    245,219         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.955163  14.032279  12.379856   9.671864  12.500000         --         --         --         --         --
Value at End of Year    19.539027  15.955163  14.032279  12.379856   9.671864         --         --         --         --         --
No. of Units               40,486     19,364      9,947      5,510      3,919         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.926197  14.013790  12.369741   9.668789  12.500000         --         --         --         --         --
Value at End of Year    19.493830  15.926197  14.013790  12.369741   9.668789         --         --         --         --         --
No. of Units               53,201     65,489     47,703     48,549     45,003         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year $20.920451 $18.435878 $16.297528 $12.500000         --         --         --         --         --         --
Value at End of Year    25.568598  20.920451  18.435878  16.297528         --         --         --         --         --         --
No. of Units                5,989        416        361        379         --         --         --         --         --         --

INTERNATIONAL CORE TRUST (FORMERLY, INTERNATIONAL STOCK TRUST) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  13.371564  11.712557  10.291310   8.023041  10.405088  13.470191  16.397239  12.838403  11.346605  12.500000
Value at End of Year    16.427915  13.371564  11.712557  10.291310   8.023041  10.405088  13.470191  16.397239  12.838403  11.346605
No. of Units            1,121,277  1,237,783  1,469,396  1,712,555  2,021,990  2,311,974  2,449,906  1,046,739    357,482     78,203

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  12.403968  10.870422   9.556168   7.453649   9.671494  12.500000         --         --         --         --
Value at End of Year    15.231570  12.403968  10.870422   9.556168   7.453649   9.671494         --         --         --         --
No. of Units              368,710    360,323    334,920    356,031    331,142    152,953         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  11.010008   9.663241   8.507707   6.645829   8.636273  11.202883  12.500000         --         --         --
Value at End of Year    13.499637  11.010008   9.663241   8.507707   6.645829   8.636273  11.202883         --         --         --
No. of Units              122,090    123,837    154,748    170,278    206,795    255,903    131,842         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  12.282437  10.785403   9.500436   7.425008   9.653655  12.500000         --         --         --         --
Value at End of Year    15.052285  12.282437  10.785403   9.500436   7.425008   9.653655         --         --         --         --
No. of Units              120,646    168,622    192,069    217,150    257,700    213,339         --         --         --         --

INTERNATIONAL EQUITY INDEX TRUST A - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year  16.768111  14.631075  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.681530  16.768111  14.631075         --         --         --         --         --         --         --
No. of Units              226,436    130,660    110,700         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  16.754211  14.626224  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.654101  16.754211  14.626224         --         --         --         --         --         --         --
No. of Units              110,963    109,677    115,162         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  16.712550  14.611687  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.571958  16.712550  14.611687         --         --         --         --         --         --         --
No. of Units               43,751     34,461     21,105         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  16.698681  14.606843  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.544632  16.698681  14.606843         --         --         --         --         --         --         --
No. of Units               35,058     41,620     37,437         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  16.657167  14.592329  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.462948  16.657167  14.592329         --         --         --         --         --         --         --
No. of Units                4,952      5,069      3,940         --         --         --         --         --         --         --

INTERNATIONAL EQUITY INDEX TRUST A - SERIES I SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year  16.826738  14.654378  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.791217  16.826738  14.654378         --         --         --         --         --         --         --
No. of Units              462,461    277,267    234,512         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  16.812786  14.649519  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.763624  16.812786  14.649519         --         --         --         --         --         --         --
No. of Units              200,801    195,397    221,867         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  16.770985  14.634965  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.681056  16.770985  14.634965         --         --         --         --         --         --         --
No. of Units               97,058     24,929     22,558         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  16.757078  14.630119  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.653613  16.757078  14.630119         --         --         --         --         --         --         --
No. of Units               75,630     62,099     52,287         --         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year $15.351670 $12.500000         --         --         --         --         --         --         --         --
Value at End of Year    18.729394  15.351670         --         --         --         --         --         --         --         --
No. of Units              370,887    113,101         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.346601  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    18.713885  15.346601         --         --         --         --         --         --         --         --
No. of Units               89,912     22,608         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.331369  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    18.667360  15.331369         --         --         --         --         --         --         --         --
No. of Units               51,402     16,220         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.326290  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    18.651869  15.326290         --         --         --         --         --         --         --         --
No. of Units               63,585     39,642         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  15.311073         --         --         --         --         --         --         --         --         --
Value at End of Year    18.605507         --         --         --         --         --         --         --         --         --
No. of Units                3,370         --         --         --         --         --         --         --         --         --

INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  19.377439  17.910728  15.050495   9.878693  12.500000         --         --         --         --         --
Value at End of Year    24.337272  19.377439  17.910728  15.050495   9.878693         --         --         --         --         --
No. of Units              158,412    166,799    170,357     87,054     53,743         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  19.342259  17.887126  15.038195   9.875544  12.500000         --         --         --         --         --
Value at End of Year    24.280982  19.342259  17.887126  15.038195   9.875544         --         --         --         --         --
No. of Units              156,996    131,077    129,202    110,596     65,894         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  19.237114  17.816506  15.001355   9.866121  12.500000         --         --         --         --         --
Value at End of Year    24.112910  19.237114  17.816506  15.001355   9.866121         --         --         --         --         --
No. of Units               86,241     82,013     56,009     17,077        497         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  19.202174  17.793017  14.989089   9.862977  12.500000         --         --         --         --         --
Value at End of Year    24.057133  19.202174  17.793017  14.989089   9.862977         --         --         --         --         --
No. of Units               47,279     57,475     57,199     57,493     17,903         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  22.973265  21.319236  17.986631  12.500000         --         --         --         --         --         --
Value at End of Year    28.738666  22.973265  21.319236  17.986631         --         --         --         --         --         --
No. of Units               14,540     13,574      7,114        629         --         --         --         --         --         --

INTERNATIONAL SMALL CAP TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  18.165313  16.755333  14.056721   9.213754  11.237365  16.566096  23.749328  13.042850  11.841960  12.500000
Value at End of Year    22.846198  18.165313  16.755333  14.056721   9.213754  11.237365  16.566096  23.749328  13.042850  11.841960
No. of Units              939,745  1,019,832  1,202,122  1,272,217  1,448,847  1,890,753  2,517,221    744,863    306,705     71,206

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  14.024570  12.942439  10.863371   7.124165   8.693187  12.500000         --         --         --         --
Value at End of Year    17.629649  14.024570  12.942439  10.863371   7.124165   8.693187         --         --         --         --
No. of Units              169,153    158,856    154,062    140,047    103,836     71,845         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  10.889133  10.063969   8.460002   5.556362   6.790288  10.030446  12.500000         --         --         --
Value at End of Year    13.667782  10.889133  10.063969   8.460002   5.556362   6.790288  10.030446         --         --         --
No. of Units              156,726    169,477    211,777    221,197    240,692    336,043    220,745         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  13.887184  12.841222  10.800031   7.096787   8.677144  12.500000         --         --         --         --
Value at End of Year    17.422186  13.887184  12.841222  10.800031   7.096787   8.677144         --         --         --         --
No. of Units               83,347     76,909     90,663     87,045     96,616    129,049         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year $18.070607 $16.636993 $13.921688 $ 9.783417 $12.500000         --         --         --         --         --
Value at End of Year    23.001890  18.070607  16.636993  13.921688   9.783417         --         --         --         --         --
No. of Units              948,384    916,366    833,752    625,371    529,848         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  18.037802  16.615070  13.910309   9.780303  12.500000         --         --         --         --         --
Value at End of Year    22.948700  18.037802  16.615070  13.910309   9.780303         --         --         --         --         --
No. of Units              744,680    792,671    694,947    642,023    533,862         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  17.939725  16.549456  13.876213   9.770965  12.500000         --         --         --         --         --
Value at End of Year    22.789826  17.939725  16.549456  13.876213   9.770965         --         --         --         --         --
No. of Units              193,480    186,031     90,653     26,197      9,713         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  17.907172  16.527670  13.864886   9.767854  12.500000         --         --         --         --         --
Value at End of Year    22.737135  17.907172  16.527670  13.864886   9.767854         --         --         --         --         --
No. of Units              167,710    168,420    132,370    116,135     99,265         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  22.269720  20.584902  17.294424  12.500000         --         --         --         --         --         --
Value at End of Year    28.234118  22.269720  20.584902  17.294424         --         --         --         --         --         --
No. of Units               26,839     23,280     10,941      5,069         --         --         --         --         --         --

INTERNATIONAL VALUE TRUST - SERIES I SHARES (units first credited 5-01-1999)

Contracts with no Optional Benefits
Value at Start of Year  15.763435  14.482400  12.101830   8.484548  10.487935  11.832776  12.847324  12.500000         --         --
Value at End of Year    17.678484  15.763435  14.482400  12.101830   8.484548  10.487935  11.832776  12.847324         --         --
No. of Units            3,279,451  3,779,918  2,358,201  2,344,487  2,265,923  1,904,561  1,730,754    644,472         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  16.688632  15.340055  12.824929   8.995998  11.125714  12.500000         --         --         --         --
Value at End of Year    21.284163  16.688632  15.340055  12.824929   8.995998  11.125714         --         --         --         --
No. of Units              777,418    816,473    586,596    502,295    503,476    173,584         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  15.653467  14.410076  12.065552   8.476026  10.498425  11.868508  12.500000         --         --         --
Value at End of Year    19.934114  15.653467  14.410076  12.065552   8.476026  10.498425  11.868508         --         --         --
No. of Units              362,371    492,659    330,995    298,676    277,119    191,600    119,058         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  16.525161  15.220122  12.750185   8.961446  11.105217  12.500000         --         --         --         --
Value at End of Year    21.033709  16.525161  15.220122  12.750185   8.961446  11.105217         --         --         --         --
No. of Units              397,765    473,292    379,816    349,122    353,494    223,671         --         --         --         --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  14.581393  14.514565  14.086938  13.341290  12.500000         --         --         --         --         --
Value at End of Year    14.840203  14.581393  14.514565  14.086938  13.341290         --         --         --         --         --
No. of Units              599,015    437,529    319,935    334,870    200,438         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.554897  14.495417  14.075410  13.337047  12.500000         --         --         --         --         --
Value at End of Year    14.805861  14.554897  14.495417  14.075410  13.337047         --         --         --         --         --
No. of Units              292,236    300,516    344,143    477,424    432,480         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.475739  14.438164  14.040925  13.324346  12.500000         --         --         --         --         --
Value at End of Year    14.703313  14.475739  14.438164  14.040925  13.324346         --         --         --         --         --
No. of Units              274,281    159,444     66,125     37,853      4,969         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.449475  14.419146  14.029455  13.320113  12.500000         --         --         --         --         --
Value at End of Year    14.669332  14.449475  14.419146  14.029455  13.320113         --         --         --         --         --
No. of Units               49,664     60,080     69,891    135,469    134,683         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  13.067750  13.059855  12.726029  12.500000         --         --         --         --         --         --
Value at End of Year    13.246749  13.067750  13.059855  12.726029         --         --         --         --         --         --
No. of Units                8,461      6,653      6,999      3,773         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
INVESTMENT QUALITY BOND TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year $18.114647 $17.989775 $17.432843 $16.497349 $15.240703 $14.422789 $13.388502 $13.845626 $12.932971 $12.500000
Value at End of Year    18.473129  18.114647  17.989775  17.432843  16.497349  15.240703  14.422789  13.388502  13.845626  12.932971
No. of Units            1,532,455  1,829,113  2,219,766  2,701,949  3,656,084  3,589,400  2,573,833  2,117,952    795,133     75,628

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  15.536130  15.436734  14.966330  14.170286  13.097442  12.500000         --         --         --         --
Value at End of Year    15.835689  15.536130  15.436734  14.966330  14.170286  13.097442         --         --         --         --
No. of Units              393,842    536,084    621,562    701,856    922,382    256,376         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  16.233223  16.153504  15.684843  14.872861  13.767444  13.054821  12.500000         --         --         --
Value at End of Year    16.521498  16.233223  16.153504  15.684843  14.872861  13.767444  13.054821         --         --         --
No. of Units              191,540    219,086    288,643    383,496    556,840    382,829     92,766         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  15.384013  15.316097  14.879188  14.115980  13.073356  12.500000         --         --         --         --
Value at End of Year    15.649395  15.384013  15.316097  14.879188  14.115980  13.073356         --         --         --         --
No. of Units              251,017    283,281    332,729    453,180    625,558    480,844         --         --         --         --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year         --  13.003457  12.459436  10.103824  12.500000         --         --         --         --         --
Value at End of Year           --  12.800895  13.003457  12.459436  10.103824         --         --         --         --         --
No. of Units                   --    528,213    555,743    525,535    408,713         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year         --  12.986307  12.449252  10.100613  12.500000         --         --         --         --         --
Value at End of Year           --  12.777630  12.986307  12.449252  10.100613         --         --         --         --         --
No. of Units                   --    711,619    785,395    873,186    677,092         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year         --  12.935008  12.418740  10.090965  12.500000         --         --         --         --         --
Value at End of Year           --  12.708135  12.935008  12.418740  10.090965         --         --         --         --         --
No. of Units                   --    123,910     97,380     37,435      3,838         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year         --  12.917963  12.408589  10.087755  12.500000         --         --         --         --         --
Value at End of Year           --  12.685050  12.917963  12.408589  10.087755         --         --         --         --         --
No. of Units                   --    202,616    225,355    223,541    188,632         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --  15.239625  14.660737  12.500000         --         --         --         --         --         --
Value at End of Year           --  14.942499  15.239625  14.660737         --         --         --         --         --         --
No. of Units                   --      4,695      6,460      5,269         --         --         --         --         --         --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year         --  12.213711  11.683391   9.467861  12.461213  15.400808  18.238886  14.785253  12.605559  12.500000
Value at End of Year           --  12.055732  12.213711  11.683391   9.467861  12.461213  15.400808  18.238886  14.785253  12.605559
No. of Units                   --  3,141,109  4,000,802  4,690,539  5,621,065  6,562,505  6,809,886  2,373,175    191,997     19,304

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year         --   9.713776   9.296665   7.537509   9.925531  12.500000         --         --         --         --
Value at End of Year           --   9.583354   9.713776   9.296665   7.537509   9.925531         --         --         --         --
No. of Units                   --  1,035,819  1,234,766  1,393,576  1,560,881    656,051         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year         --   8.594678   8.238003   6.689181   8.821694  10.924721  12.500000         --         --         --
Value at End of Year           --   8.466611   8.594678   8.238003   6.689181   8.821694  10.924721         --         --         --
No. of Units                   --  1,022,004  1,126,832  1,228,796  1,282,709  1,321,074    751,651         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year         --   9.637803   9.242469   7.508544   9.907230  12.500000         --         --         --         --
Value at End of Year           --   9.489465   9.637803   9.242469   7.508544   9.907230         --         --         --         --
No. of Units                   --    571,098    664,101    737,120    833,740    579,502         --         --         --         --

LARGE CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year  13.780661  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    15.489920  13.780661         --         --         --         --         --         --         --         --
No. of Units               18,567      9,486         --         --         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year $13.776099 $12.500000         --         --         --         --         --         --         --         --
Value at End of Year    15.477074  13.776099         --         --         --         --         --         --         --         --
No. of Units                1,555      3,665         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  13.762408  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    15.438588  13.762408         --         --         --         --         --         --         --         --
No. of Units               21,067     15,530         --         --         --         --         --         --         --         --

LARGE CAP VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  21.422921  18.875654  15.774603  12.500000         --         --         --         --         --         --
Value at End of Year    24.417773  21.422921  18.875654  15.774603         --         --         --         --         --         --
No. of Units              780,070    588,718    300,576     10,095         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  21.394511  18.860014  15.769426  12.500000         --         --         --         --         --         --
Value at End of Year    24.373236  21.394511  18.860014  15.769426         --         --         --         --         --         --
No. of Units              417,237    220,433    108,288      1,275         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  21.309471  18.813146  15.753916  12.500000         --         --         --         --         --         --
Value at End of Year    24.240081  21.309471  18.813146  15.753916         --         --         --         --         --         --
No. of Units              116,968    113,630     44,665      6,876         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  21.281217  18.797558  15.748752  12.500000         --         --         --         --         --         --
Value at End of Year    24.195873  21.281217  18.797558  15.748752         --         --         --         --         --         --
No. of Units              135,504     68,538     27,769      3,035         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  21.196621  18.750852  15.733252  12.500000         --         --         --         --         --         --
Value at End of Year    24.063689  21.196621  18.750852  15.733252         --         --         --         --         --         --
No. of Units               12,939     10,614      2,676         --         --         --         --         --         --         --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  16.536348  15.201986  13.303764  10.014935  12.500000         --         --         --         --         --
Value at End of Year    18.756146  16.536348  15.201986  13.303764  10.014935         --         --         --         --         --
No. of Units            1,120,419  1,148,674  1,022,079    652,925    469,497         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  16.506305  15.181940  13.292884  10.011744  12.500000         --         --         --         --         --
Value at End of Year    18.712737  16.506305  15.181940  13.292884  10.011744         --         --         --         --         --
No. of Units              741,851    780,719    793,965    715,711    550,629         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  16.416565  15.121981  13.260309  10.002183  12.500000         --         --         --         --         --
Value at End of Year    18.583189  16.416565  15.121981  13.260309  10.002183         --         --         --         --         --
No. of Units              302,739    269,469    111,190    227,621    215,430         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  16.386754  15.102039  13.249464   9.998998  12.500000         --         --         --         --         --
Value at End of Year    18.540185  16.386754  15.102039  13.249464   9.998998         --         --         --         --         --
No. of Units              168,450    168,242    222,010    188,117     86,049         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  19.660485  18.146230  15.944168  12.500000         --         --         --         --         --         --
Value at End of Year    22.210881  19.660485  18.146230  15.944168         --         --         --         --         --         --
No. of Units               54,363     46,136     38,360     12,707         --         --         --         --         --         --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  14.553381  13.359069  11.690968   8.800835  11.272948  13.263783  14.195565  12.579492  12.184094  12.500000
Value at End of Year    16.545656  14.553381  13.359069  11.690968   8.800835  11.272948  13.263783  14.195565  12.579492  12.184094
No. of Units            2,051,738  2,008,348  2,022,246  1,994,366  1,906,306  2,043,539  1,664,008    832,852    369,032     54,685

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  13.352843  12.263158  10.737289   8.086960  10.363738  12.500000         --         --         --         --
Value at End of Year    15.173208  13.352843  12.263158  10.737289   8.086960  10.363738         --         --         --         --
No. of Units              962,151    884,969    868,794    816,086    739,243    274,284         --         --         --         --

Vantage Prior

                      YEAR        YEAR        YEAR        YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                     ENDED       ENDED       ENDED       ENDED       ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                    12/31/06    12/31/05    12/31/04    12/31/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                  ----------- ----------- ----------- ----------- ----------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of
   Year           $ 12.897174 $ 11.862395 $ 10.402017 $  7.846184 $ 10.070301 $11.872645 $12.500000         --         --         --
Value at End of
   Year             14.633510   12.897174   11.862395   10.402017    7.846184  10.070301  11.872645         --         --         --
No. of Units          268,663     231,333     249,076     249,962     243,058    266,838    179,283         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of
   Year             13.222062   12.167277   10.674703    8.055893   10.344632  12.500000         --         --         --         --
Value at End of
   Year             14.994654   13.222062   12.167277   10.674703    8.055893  10.344632         --         --         --         --
No. of Units          410,093     479,990     488,945     448,711     319,249    191,040         --         --         --         --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of
   Year             16.261645   15.462674   13.847840   11.344216   12.500000         --         --         --         --         --
Value at End of
   Year             18.014631   16.261645   15.462674   13.847840   11.344216         --         --         --         --         --
No. of Units       33,120,895  24,211,507  12,415,096   3,242,220   2,169,689         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of
   Year             16.232118   15.442298   13.836523   11.340607   12.500000         --         --         --         --         --
Value at End of
   Year             17.972956   16.232118   15.442298   13.836523   11.340607         --         --         --         --         --
No. of Units        4,286,258   4,307,494   4,134,409   3,642,130   3,197,418         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of
   Year             16.143848   15.381311   13.802621   11.329788   12.500000         --         --         --         --         --
Value at End of
   Year             17.848505   16.143848   15.381311   13.802621   11.329788         --         --         --         --         --
No. of Units       13,861,070   9,885,418   4,522,346     714,035     348,694         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of
   Year             16.114542   15.361043   13.791340   11.326188   12.500000         --         --         --         --         --
Value at End of
   Year             17.807218   16.114542   15.361043   13.791340   11.326188         --         --         --         --         --
No. of Units          705,305     796,374     690,174     601,338     412,922         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of
   Year             16.922481   16.155343   14.526297   12.500000          --         --         --         --         --         --
Value at End of
   Year             18.672085   16.922481   16.155343   14.526297          --         --         --         --         --         --
No. of Units          922,572     834,772     426,091     186,079          --         --         --         --         --         --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of
   Year             17.415600   16.547812   14.808901   12.131533   13.682573  14.594658  14.456141  13.059244  12.545543  12.500000
Value at End of
   Year             19.332063   17.415600   16.547812   14.808901   12.131533  13.682573  14.594658  14.456141  13.059244  12.545543
No. of Units       11,494,886  11,728,355  11,283,081  10,989,760  10,276,309  9,273,003  7,621,122  5,729,760  3,939,118    819,161

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of
   Year             14.627009   13.905101   12.450134   10.204305   11.514709  12.500000         --         --         --         --
Value at End of
   Year             16.228507   14.627009   13.905101   12.450134   10.204305  11.514709         --         --         --         --
No. of Units        4,321,437   4,291,067   4,079,233   3,810,840   3,450,452  1,187,221         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of
   Year             14.596536   13.896892   12.461505   10.228949   11.559863  12.355297  12.500000         --         --         --
Value at End of
   Year             16.170504   14.596536   13.896892   12.461505   10.228949  11.559863  12.355297         --         --         --
No. of Units        1,627,833   1,667,395   1,574,560   1,251,961   1,160,624  1,118,988    512,761         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of
   Year             14.483759   13.796388   12.377588   10.165146   11.493504  12.500000         --         --         --         --
Value at End of
   Year             16.037556   14.483759   13.796388   12.377588   10.165146  11.493504         --         --         --         --
No. of Units        2,670,852   2,664,999   2,601,612   2,528,331   2,066,405  1,321,349         --         --         --         --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of
   Year             14.827729   14.647741   13.710475   12.482816   12.500000         --         --         --         --         --
Value at End of
   Year             15.786743   14.827729   14.647741   13.710475   12.482816         --         --         --         --         --
No. of Units        2,984,536   2,477,002   1,848,666     846,094     483,478         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of
   Year             14.800809   14.628436   13.699260   12.478846   12.500000         --         --         --         --         --
Value at End of
   Year             15.750237   14.800809   14.628436   13.699260   12.478846         --         --         --         --         --
No. of Units          498,531     514,476     582,742     752,018     549,769         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of
   Year             14.720320   14.570649   13.665685   12.466950   12.500000         --         --         --         --         --
Value at End of
   Year             15.641174   14.720320   14.570649   13.665685   12.466950         --         --         --         --         --
No. of Units        1,265,059   1,182,877     802,698     252,968      72,309         --         --         --         --         --

Vantage Prior

                        YEAR        YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                        ENDED       ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                      12/31/06    12/31/05    12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                    ----------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of
   Year             $ 14.693588 $ 14.551458 $ 13.654527 $12.462996 $12.500000         --         --         --         --         --
Value at End of
   Year               15.604980   14.693588   14.551458  13.654527  12.462996         --         --         --         --         --
No. of Units            120,343     123,769     137,000    138,259    144,977         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of
   Year               14.231278   14.114727   13.264653  12.500000         --         --         --         --         --         --
Value at End of
   Year               15.091412   14.231278   14.114727  13.264653         --         --         --         --         --         --
No. of Units            122,228     138,672      79,838     29,887         --         --         --         --         --         --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of
   Year               18.358096   18.121609   16.950102  15.431874  15.407658  15.160940  14.296546  13.933826  12.839861  12.500000
Value at End of
   Year               19.601534   18.358096   18.121609  16.950102  15.431874  15.407658  15.160940  14.296546  13.933826  12.839861
No. of Units          2,132,403   2,238,385   2,319,819  2,330,163  2,420,641  2,000,113  1,562,853  1,593,353    839,362     47,679

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of
   Year               14.991697   14.805955   13.855737  12.620988  12.607483  12.500000         --         --         --         --
Value at End of
   Year               15.999141   14.991697   14.805955  13.855737  12.620988  12.607483         --         --         --         --
No. of Units            585,300     620,220     619,173    686,486    744,882     10,676         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of
   Year               15.480522   15.311609   14.350511  13.091280  13.096907  12.913124  12.500000         --         --         --
Value at End of
   Year               16.496119   15.480522   15.311609  14.350511  13.091280  13.096907  12.913124         --         --         --
No. of Units            294,112     347,751     322,026    255,474    230,048    161,087     11,403         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of
   Year               14.844916   14.690259   13.775052  12.572600  12.584297  12.500000         --         --         --         --
Value at End of
   Year               15.810935   14.844916   14.690259  13.775052  12.572600  12.584297         --         --         --         --
No. of Units            387,589     588,687     660,713    438,023    530,281    158,202         --         --         --         --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of
   Year               16.405116   15.353990   13.607605  10.676694  12.500000         --         --         --         --         --
Value at End of
   Year               18.298882   16.405116   15.353990  13.607605  10.676694         --         --         --         --         --
No. of Units         39,243,411  24,747,793  11,814,241  2,783,038  1,647,423         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of
   Year               16.375343   15.333760   13.596489  10.673290  12.500000         --         --         --         --         --
Value at End of
   Year               18.256564   16.375343   15.333760  13.596489  10.673290         --         --         --         --         --
No. of Units          4,198,388   4,127,677   4,183,582  3,896,703  2,819,307         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of
   Year               16.286288   15.273191   13.563170  10.663111  12.500000         --         --         --         --         --
Value at End of
   Year               18.130144   16.286288   15.273191  13.563170  10.663111         --         --         --         --         --
No. of Units         19,387,383  12,065,922   5,041,971    755,261    336,348         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of
   Year               16.256748   15.253084   13.552095  10.659720  12.500000         --         --         --         --         --
Value at End of
   Year               18.088234   16.256748   15.253084  13.552095  10.659720         --         --         --         --         --
No. of Units            546,330     523,420     529,437    455,404    365,982         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of
   Year               18.162135   17.066334   15.185956  12.500000         --         --         --         --         --         --
Value at End of
   Year               20.178077   18.162135   17.066334  15.185956         --         --         --         --         --         --
No. of Units          1,014,785     800,504     327,994     57,928         --         --         --         --         --         --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of
   Year               16.267768   15.204107   13.476229  10.564695  12.750370  14.237879  14.903883  12.985550  12.418021  12.500000
Value at End of
   Year               18.180858   16.267768   15.204107  13.476229  10.564695  12.750370  14.237879  14.903883  12.985550  12.418021
No. of Units          9,887,475  10,057,591   9,394,355  8,842,207  8,238,473  8,372,801  6,749,479  4,346,395  2,996,409    722,945

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of
   Year               13.927854   13.023667   11.549376   9.058659  10.938240  12.500000         --         --         --         --
Value at End of
   Year               15.558010   13.927854   13.023667  11.549376   9.058659  10.938240         --         --         --         --
No. of Units          4,214,167   3,977,260   3,731,526  3,573,334  3,214,133  1,161,666         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of
   Year               13.675831   12.807137   11.374440   8.934824  10.804923  12.089786  12.500000         --         --         --
Value at End of
   Year               15.253653   13.675831   12.807137  11.374440   8.934824  10.804923  12.089786         --         --         --
No. of Units          1,310,848   1,240,823   1,182,459  1,164,115  1,217,395  1,145,908     74,231         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year $13.791429 $12.921837 $11.482066 $ 9.023879 $10.918093 $12.500000         --         --         --         --
Value at End of Year    15.374921  13.791429  12.921837  11.482066   9.023879  10.918093         --         --         --         --
No. of Units            1,832,742  1,909,770  1,819,576  1,592,863  1,278,861    857,298         --         --         --         --

LIFESTYLE MODERATE TRUST (FORMERLY, LIFESTYLE MODERATE 460) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  15.455954  15.093076  13.805228  11.899608  12.500000         --         --         --         --         --
Value at End of Year    16.768280  15.455954  15.093076  13.805228  11.899608         --         --         --         --         --
No. of Units            8,240,533  7,038,621  3,928,697  1,474,624    859,403         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.427866  15.073168  13.793941  11.895826  12.500000         --         --         --         --         --
Value at End of Year    16.729458  15.427866  15.073168  13.793941  11.895826         --         --         --         --         --
No. of Units            1,603,186  1,729,888  1,770,566  1,853,067  1,433,656         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.344003  15.013674  13.760160  11.884486  12.500000         --         --         --         --         --
Value at End of Year    16.613664  15.344003  15.013674  13.760160  11.884486         --         --         --         --         --
No. of Units            3,397,173  2,578,618  1,348,141    333,204     48,506         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.316148  14.993879  13.748912  11.880709  12.500000         --         --         --         --         --
Value at End of Year    16.575223  15.316148  14.993879  13.748912  11.880709         --         --         --         --         --
No. of Units              334,377    372,398    350,659    320,355    199,315         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  15.431764  15.129688  13.894326  12.500000         --         --         --         --         --         --
Value at End of Year    16.675390  15.431764  15.129688  13.894326         --         --         --         --         --         --
No. of Units              421,250    344,729    120,806     85,327         --         --         --         --         --         --

LIFESTYLE MODERATE TRUST (FORMERLY, LIFESTYLE MODERATE 460) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  17.896804  17.450995  15.961953  13.758615  14.561752  14.954083  14.566774  13.711730  12.686656  12.500000
Value at End of Year    19.457765  17.896804  17.450995  15.961953  13.758615  14.561752  14.954083  14.566774  13.711730  12.686656
No. of Units            3,836,080  3,753,053  3,706,376  3,812,308  3,497,438  3,127,339  2,599,476  2,395,187  1,295,672    107,584

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  14.754041  14.393694  13.172115  11.359546  12.028658  12.500000         --         --         --         --
Value at End of Year    16.032893  14.754041  14.393694  13.172115  11.359546  12.028658         --         --         --         --
No. of Units            1,412,135  1,390,985  1,458,020  1,643,974  1,527,338    408,832         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  14.904988  14.562713  13.346846  11.527502  12.224839  12.579492  12.500000         --         --         --
Value at End of Year    16.172717  14.904988  14.562713  13.346846  11.527502  12.224839  12.579492         --         --         --
No. of Units              515,304    441,885    480,181    507,496    485,371    306,328    137,563         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  14.609563  14.281197  13.095398  11.315989  12.006535  12.500000         --         --         --         --
Value at End of Year    15.844272  14.609563  14.281197  13.095398  11.315989  12.006535         --         --         --         --
No. of Units              701,624    664,107    661,405    549,537    606,820    284,407         --         --         --         --

MID CAP CORE TRUST (MERGED INTO MID CAP INDEX TRUST EFF 12-01-2006) - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year         --  17.019053  15.145084  12.500000         --         --         --         --         --         --
Value at End of Year           --  17.745050  17.019053  15.145084         --         --         --         --         --         --
No. of Units                   --    201,165    259,908     38,056         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year         --  17.004947  15.140117  12.500000         --         --         --         --         --         --
Value at End of Year           --  17.721510  17.004947  15.140117         --         --         --         --         --         --
No. of Units                   --    101,565    101,634     57,484         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year         --  16.962682  15.125220  12.500000         --         --         --         --         --         --
Value at End of Year           --  17.651047  16.962682  15.125220         --         --         --         --         --         --
No. of Units                   --     64,652     54,409     27,272         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year         --  16.948623  15.120250  12.500000         --         --         --         --         --         --
Value at End of Year           --  17.627628  16.948623  15.120250         --         --         --         --         --         --
No. of Units                   --     35,398     34,517      9,013         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         -- $16.906484 $15.105363 $12.500000         --         --         --         --         --         --
Value at End of Year           --  17.557524  16.906484  15.105363         --         --         --         --         --         --
No. of Units                   --      1,790        737      1,297         --         --         --         --         --         --

MID CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  16.582133  15.064068  13.229759  10.003045  12.500000         --         --         --         --         --
Value at End of Year    17.869677  16.582133  15.064068  13.229759  10.003045         --         --         --         --         --
No. of Units              322,356    296,910    255,414    235,468    165,624         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  16.552044  15.044224  13.218955   9.999868  12.500000         --         --         --         --         --
Value at End of Year    17.828359  16.552044  15.044224  13.218955   9.999868         --         --         --         --         --
No. of Units              256,735    267,510    304,422    334,960    233,395         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  16.462022  14.984785  13.186545   9.990307  12.500000         --         --         --         --         --
Value at End of Year    17.704889  16.462022  14.984785  13.186545   9.990307         --         --         --         --         --
No. of Units              122,868     76,107     62,541     18,879      2,557         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  16.432152  14.965054  13.175782   9.987129  12.500000         --         --         --         --         --
Value at End of Year    17.663957  16.432152  14.965054  13.175782   9.987129         --         --         --         --         --
No. of Units               67,993     67,344     74,432     73,642     54,597         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  19.770230  18.032040  15.899955  12.500000         --         --         --         --         --         --
Value at End of Year    21.220482  19.770230  18.032040  15.899955         --         --         --         --         --         --
No. of Units                6,218      3,677      3,843        851         --         --         --         --         --         --

MID CAP INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year  17.857786  16.189826  14.196474  10.714408  12.826946  13.258777  12.500000         --         --         --
Value at End of Year    19.292293  17.857786  16.189826  14.196474  10.714408  12.826946  13.258777         --         --         --
No. of Units              695,204    799,590    838,598    964,865    870,042    577,732    266,762         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  16.539532  15.002165  13.161635   9.938342  11.903823  12.500000         --         --         --         --
Value at End of Year    17.859239  16.539532  15.002165  13.161635   9.938342  11.903823         --         --         --         --
No. of Units              342,297    324,803    395,899    390,732    391,354    108,248         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  17.632535  16.017501  14.073554  10.642876  12.766859  13.223282  12.500000         --         --         --
Value at End of Year    19.010997  17.632535  16.017501  14.073554  10.642876  12.766859  13.223282         --         --         --
No. of Units               65,666     55,402     61,309     63,927     80,490     68,602     41,116         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  16.377549  14.884878  13.084939   9.900179  11.881892  12.500000         --         --         --         --
Value at End of Year    17.649092  16.377549  14.884878  13.084939   9.900179  11.881892         --         --         --         --
No. of Units              161,354    181,210    218,778    239,650    153,144     80,113         --         --         --         --

MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  18.617492  16.523886  14.132733  10.110257  12.500000         --         --         --         --         --
Value at End of Year    20.771118  18.617492  16.523886  14.132733  10.110257         --         --         --         --         --
No. of Units              642,322    652,533    458,499    354,941    224,592         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  18.583665  16.502089  14.121173  10.107030  12.500000         --         --         --         --         --
Value at End of Year    20.723046  18.583665  16.502089  14.121173  10.107030         --         --         --         --         --
No. of Units              619,194    685,304    489,637    519,230    384,725         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  18.482630  16.436929  14.086575  10.097385  12.500000         --         --         --         --         --
Value at End of Year    20.579558  18.482630  16.436929  14.086575  10.097385         --         --         --         --         --
No. of Units              118,178     97,800     65,417     29,443      7,166         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  18.449076  16.415260  14.075065  10.094167  12.500000         --         --         --         --         --
Value at End of Year    20.531948  18.449076  16.415260  14.075065  10.094167         --         --         --         --         --
No. of Units              195,847    230,780    186,746    224,007    135,298         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year $20.488505 $18.257144 $15.677910 $12.500000         --         --         --         --         --         --
Value at End of Year    22.767536  20.488505  18.257144  15.677910         --         --         --         --         --         --
No. of Units               16,233     17,141     14,764      7,759         --         --         --         --         --         --

MID CAP STOCK TRUST - SERIES I SHARES (units first credited 5-01-1999)

Contracts with no Optional Benefits
Value at Start of Year  14.598760  12.940640  11.041092   7.878591  10.333419  11.792364  12.471106  12.500000         --         --
Value at End of Year    16.321857  14.598760  12.940640  11.041092   7.878591  10.333419  11.792364  12.471106         --         --
No. of Units            3,828,859  4,484,566  2,612,376  2,690,557  2,362,287  2,559,840  2,050,855    751,642         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  15.010610  13.312347  11.363928   8.113009  10.646203  12.500000         --         --         --         --
Value at End of Year    16.773954  15.010610  13.312347  11.363928   8.113009  10.646203         --         --         --         --
No. of Units            1,066,693  1,210,093    826,759    872,214    779,962    326,705         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  14.962688  13.289711  11.361678   8.123564  10.676087  12.208008  12.500000         --         --         --
Value at End of Year    16.695404  14.962688  13.289711  11.361678   8.123564  10.676087  12.208008         --         --         --
No. of Units              517,264    725,070    436,586    475,551    374,904    333,413    194,878         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  14.863531  13.208213  11.297670   8.081830  10.626573  12.500000         --         --         --         --
Value at End of Year    16.576491  14.863531  13.208213  11.297670   8.081830  10.626573         --         --         --         --
No. of Units              566,566    675,722    547,386    512,114    483,340    377,123         --         --         --         --

MID CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  17.338920  16.340740  13.361109  10.843968  12.500000         --         --         --         --         --
Value at End of Year    19.126941  17.338920  16.340740  13.361109  10.843968         --         --         --         --         --
No. of Units              810,282  1,061,806  1,186,943    879,340    652,614         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  17.307431  16.319200  13.350191  10.840516  12.500000         --         --         --         --         --
Value at End of Year    19.082702  17.307431  16.319200  13.350191  10.840516         --         --         --         --         --
No. of Units              978,848  1,235,664  1,336,355  1,317,879  1,117,522         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  17.213309  16.254740  13.317463  10.830161  12.500000         --         --         --         --         --
Value at End of Year    18.950561  17.213309  16.254740  13.317463  10.830161         --         --         --         --         --
No. of Units              174,012    189,039    143,824     60,666     15,689         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  17.182066  16.233322  13.306582  10.826713  12.500000         --         --         --         --         --
Value at End of Year    18.906733  17.182066  16.233322  13.306582  10.826713         --         --         --         --         --
No. of Units              230,075    251,646    286,842    298,145    282,390         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  20.093067  19.012002  15.607730  12.500000         --         --         --         --         --         --
Value at End of Year    22.076874  20.093067  19.012002  15.607730         --         --         --         --         --         --
No. of Units               29,497     34,166     23,325      5,150         --         --         --         --         --         --

MID CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year  18.442238  17.341729  14.151692  11.465270  12.953850  12.500000         --         --         --         --
Value at End of Year    20.387444  18.442238  17.341729  14.151692  11.465270  12.953850         --         --         --         --
No. of Units            1,685,470  2,061,918  2,307,909  2,059,784  2,138,732    816,530         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  18.399218  17.309895  14.132792  11.455678  12.949506  12.500000         --         --         --         --
Value at End of Year    20.329758  18.399218  17.309895  14.132792  11.455678  12.949506         --         --         --         --
No. of Units            1,122,289  1,349,254  1,394,777  1,448,687  1,466,937    315,019         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  18.270755  17.214766  14.076273  11.426974  12.936460  12.500000         --         --         --         --
Value at End of Year    20.157624  18.270755  17.214766  14.076273  11.426974  12.936460         --         --         --         --
No. of Units              174,275    214,991    244,086    286,641    298,953     65,785         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  18.228097  17.183136  14.057453  11.417401  12.932106  12.500000         --         --         --         --
Value at End of Year    20.100558  18.228097  17.183136  14.057453  11.417401  12.932106         --         --         --         --
No. of Units              463,154    595,408    649,123    673,091    772,723    462,766         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
MID VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year $13.967841 $12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.511571  13.967841         --         --         --         --         --         --         --         --
No. of Units              162,933     70,162         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  13.963215  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.497881  13.963215         --         --         --         --         --         --         --         --
No. of Units               25,601     11,459         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  13.949349  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.456864  13.949349         --         --         --         --         --         --         --         --
No. of Units               24,431      7,158         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  13.944734  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.443227  13.944734         --         --         --         --         --         --         --         --
No. of Units               11,812        896         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  13.930877  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.402341  13.930877         --         --         --         --         --         --         --         --
No. of Units                  606        607         --         --         --         --         --         --         --         --

MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  12.298010  12.190012  12.306299  12.450973  12.500000         --         --         --         --         --
Value at End of Year    12.621942  12.298010  12.190012  12.306299  12.450973         --         --         --         --         --
No. of Units            3,208,681  2,410,775  2,036,705  1,853,729  2,789,943         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  12.275678  12.173947  12.296240  12.447023  12.500000         --         --         --         --         --
Value at End of Year    12.592742  12.275678  12.173947  12.296240  12.447023         --         --         --         --         --
No. of Units            1,026,367    966,074    984,890  1,519,478  3,435,922         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  12.208916  12.125860  12.266109  12.435154  12.500000         --         --         --         --         --
Value at End of Year    12.505535  12.208916  12.125860  12.266109  12.435154         --         --         --         --         --
No. of Units            1,152,304    937,159  1,060,830    390,915    115,361         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  12.186730  12.109865  12.256083  12.431204  12.500000         --         --         --         --         --
Value at End of Year    12.476587  12.186730  12.109865  12.256083  12.431204         --         --         --         --         --
No. of Units              372,523    226,793    423,238    475,247    818,115         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  12.259327  12.200243  12.366130  12.500000         --         --         --         --         --         --
Value at End of Year    12.532148  12.259327  12.200243  12.366130         --         --         --         --         --         --
No. of Units               14,413     38,417    100,430     80,018         --         --         --         --         --         --

MONEY MARKET TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  14.224577  14.071544  14.177380  14.315606  14.370287  14.090782  13.515626  13.123053  12.682927  12.500000
Value at End of Year    14.628450  14.224577  14.071544  14.177380  14.315606  14.370287  14.090782  13.515626  13.123053  12.682927
No. of Units            4,037,964  4,224,817  4,787,954  6,794,728 12,668,416 15,483,458 10,380,388  9,877,862  1,949,743    431,879

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  12.549067  12.420254  12.519949  12.648340  12.703000  12.500000         --         --         --         --
Value at End of Year    12.898931  12.549067  12.420254  12.519949  12.648340  12.703000         --         --         --         --
No. of Units            1,810,139  1,192,150  1,474,515  2,274,555  4,297,764  2,207,733         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  12.717811  12.606110  12.726413  12.876223  12.951278  12.724933  12.500000         --         --         --
Value at End of Year    13.052854  12.717811  12.606110  12.726413  12.876223  12.951278  12.724933         --         --         --
No. of Units            1,082,328    451,141    468,046    902,376  2,004,109  2,995,931  1,232,430         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  12.426192  12.323191  12.447043  12.599861  12.679643  12.500000         --         --         --         --
Value at End of Year    12.747184  12.426192  12.323191  12.447043  12.599861  12.679643         --         --         --         --
No. of Units              667,675    860,182  1,064,056  1,189,893  1,934,403  2,126,685         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year $31.340000 $21.737618 $17.798104 $12.500000         --         --         --         --         --         --
Value at End of Year    37.658616  31.340000  21.737618  17.798104         --         --         --         --         --         --
No. of Units              839,163    891,398    515,521     48,703         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  31.298451  21.719602  17.792264  12.500000         --         --         --         --         --         --
Value at End of Year    37.589960  31.298451  21.719602  17.792264         --         --         --         --         --         --
No. of Units              404,044    378,873    229,400     71,754         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  31.174124  21.665649  17.774754  12.500000         --         --         --         --         --         --
Value at End of Year    37.384678  31.174124  21.665649  17.774754         --         --         --         --         --         --
No. of Units              202,337    191,510     72,421     15,496         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  31.132812  21.647706  17.768924  12.500000         --         --         --         --         --         --
Value at End of Year    37.316525  31.132812  21.647706  17.768924         --         --         --         --         --         --
No. of Units              222,059    214,051    114,209     45,004         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  31.009193  21.593967  17.751461  12.500000         --         --         --         --         --         --
Value at End of Year    37.112805  31.009193  21.593967  17.751461         --         --         --         --         --         --
No. of Units               14,312     11,822      3,249         --         --         --         --         --         --         --

OVERSEAS EQUITY TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year  15.144778  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    17.841168  15.144778         --         --         --         --         --         --         --         --
No. of Units               30,923     30,243         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.139769  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    17.826373  15.139769         --         --         --         --         --         --         --         --
No. of Units               17,665     10,642         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.124737  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    17.782063  15.124737         --         --         --         --         --         --         --         --
No. of Units               17,689      5,442         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.119726  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    17.767307  15.119726         --         --         --         --         --         --         --         --
No. of Units                6,130      3,461         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  15.104725  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    17.723148  15.104725         --         --         --         --         --         --         --         --
No. of Units                1,686        218         --         --         --         --         --         --         --         --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year         --         --  13.655977   9.650679  12.500000         --         --         --         --         --
Value at End of Year           --         --  15.000377  13.655977   9.650679         --         --         --         --         --
No. of Units                   --         --    187,083    164,513     92,274         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year         --         --  13.644814   9.647607  12.500000         --         --         --         --         --
Value at End of Year           --         --  14.980617  13.644814   9.647607         --         --         --         --         --
No. of Units                   --         --    158,855    154,681    129,984         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year         --         --  13.611378   9.638389  12.500000         --         --         --         --         --
Value at End of Year           --         --  14.921449  13.611378   9.638389         --         --         --         --         --
No. of Units                   --         --     52,465     10,008      3,232         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year         --         --  13.600241   9.635314  12.500000         --         --         --         --         --
Value at End of Year           --         --  14.901770  13.600241   9.635314         --         --         --         --         --
No. of Units                   --         --     51,873     37,024     27,022         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --         -- $17.911537 $12.500000         --         --         --         --         --         --
Value at End of Year           --         --  19.596154  17.911537         --         --         --         --         --         --
No. of Units                   --         --      5,679         70         --         --         --         --         --         --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year         --         --  11.716332   8.272807  10.695465  13.768330  17.203799  12.423604  11.688584  12.500000
Value at End of Year           --         --  12.895637  11.716332   8.272807  10.695465  13.768330  17.203799  12.423604  11.688584
No. of Units                   --         --  2,209,120  2,479,190  3,151,001  3,988,581  4,749,264  1,613,874    463,081     97,919

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year         --         --  10.608770   7.494505   9.694096  12.500000         --         --         --         --
Value at End of Year           --         --  11.670752  10.608770   7.494505   9.694096         --         --         --         --
No. of Units                   --         --    399,938    358,302    401,518    237,132         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year         --         --   9.492621   6.716070   8.700270  11.222510  12.500000         --         --         --
Value at End of Year           --         --  10.427174   9.492621   6.716070   8.700270  11.222510         --         --         --
No. of Units                   --         --    343,519    393,609    506,282    548,597    341,876         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year         --         --  10.546908   7.465702   9.676220  12.500000         --         --         --         --
Value at End of Year           --         --  11.579459  10.546908   7.465702   9.676220         --         --         --         --
No. of Units                   --         --    209,778    198,961    204,670    168,274         --         --         --         --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  19.490423  15.781873  13.723612   9.918704  12.500000         --         --         --         --         --
Value at End of Year    21.287020  19.490423  15.781873  13.723612   9.918704         --         --         --         --         --
No. of Units              177,297    354,056    200,985    184,678    117,626         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  19.455050  15.761085  13.712408   9.915550  12.500000         --         --         --         --         --
Value at End of Year    21.237781  19.455050  15.761085  13.712408   9.915550         --         --         --         --         --
No. of Units              106,054    107,739     85,032     94,203     36,228         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  19.349286  15.698845  13.678796   9.906070  12.500000         --         --         --         --         --
Value at End of Year    21.090748  19.349286  15.698845  13.678796   9.906070         --         --         --         --         --
No. of Units               23,387     29,037     12,170      5,683        605         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  19.314161  15.678158  13.667613   9.902913  12.500000         --         --         --         --         --
Value at End of Year    21.041964  19.314161  15.678158  13.667613   9.902913         --         --         --         --         --
No. of Units               18,026     24,271     16,774     12,133      8,249         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  25.733555  20.920290  18.264938  12.500000         --         --         --         --         --         --
Value at End of Year    27.993711  25.733555  20.920290  18.264938         --         --         --         --         --         --
No. of Units                2,688      7,277      7,141         --         --         --         --         --         --         --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  12.166905   9.825937   8.536943   6.161288   7.154529   8.924717  11.984246   7.472906   7.956465  12.500000
Value at End of Year    13.303600  12.166905   9.825937   8.536943   6.161288   7.154529   8.924717  11.984246   7.472906   7.956465
No. of Units              682,443    879,350    755,572    895,769  1,090,443  1,204,917  1,689,416  1,419,030    100,760     24,331

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  16.938917  13.686609  11.897105   8.590662   9.980535  12.500000         --         --         --         --
Value at End of Year    18.512194  16.938917  13.686609  11.897105   8.590662   9.980535         --         --         --         --
No. of Units              149,517    187,397    137,662    120,162     36,008     19,785         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  14.768312  11.950609  10.403704   7.523557   8.753934  10.941915  12.500000         --         --         --
Value at End of Year    16.115859  14.768312  11.950609  10.403704   7.523557   8.753934  10.941915         --         --         --
No. of Units               37,026     58,973     49,414     61,911     51,533     95,137     71,623         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  16.772996  13.579577  11.827751   8.557639   9.962106  12.500000         --         --         --         --
Value at End of Year    18.294340  16.772996  13.579577  11.827751   8.557639   9.962106         --         --         --         --
No. of Units               38,415     68,166     60,976     47,839     37,344      5,233         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
PIMCO VIT ALL ASSET PORTFOLIO - CLASS M SHARES (units first credited 5-01-2004)

Contracts with no Optional Benefits
Value at Start of Year $14.455791 $13.857753 $12.500000         --         --         --         --         --         --         --
Value at End of Year    14.854858  14.455791  13.857753         --         --         --         --         --         --         --
No. of Units              485,886    573,404     99,831         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.443799  13.853157  12.500000         --         --         --         --         --         --         --
Value at End of Year    14.835136  14.443799  13.853157         --         --         --         --         --         --         --
No. of Units              252,644    306,174    149,463         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.407891  13.839396  12.500000         --         --         --         --         --         --         --
Value at End of Year    14.776121  14.407891  13.839396         --         --         --         --         --         --         --
No. of Units               34,254     31,601      8,601         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.395917  13.834801  12.500000         --         --         --         --         --         --         --
Value at End of Year    14.756486  14.395917  13.834801         --         --         --         --         --         --         --
No. of Units               81,533     95,907     39,079         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  14.360128  13.821054  12.500000         --         --         --         --         --         --         --
Value at End of Year    14.697801  14.360128  13.821054         --         --         --         --         --         --         --
No. of Units               17,130     15,341     10,927         --         --         --         --         --         --         --

QUANTITATIVE ALL CAP TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  18.540732  17.376605  15.390302  12.500000         --         --         --         --         --         --
Value at End of Year    20.978248  18.540732  17.376605  15.390302         --         --         --         --         --         --
No. of Units               13,255     11,254      5,326         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  18.516131  17.362201  15.385251  12.500000         --         --         --         --         --         --
Value at End of Year    20.939982  18.516131  17.362201  15.385251         --         --         --         --         --         --
No. of Units               11,186      9,981      1,208        442         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  18.442521  17.319052  15.370112  12.500000         --         --         --         --         --         --
Value at End of Year    20.825556  18.442521  17.319052  15.370112         --         --         --         --         --         --
No. of Units                9,732      8,940      2,585        312         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  18.418066  17.304708  15.365072  12.500000         --         --         --         --         --         --
Value at End of Year    20.787570  18.418066  17.304708  15.365072         --         --         --         --         --         --
No. of Units                7,067      4,632      3,683      3,699         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --         --  15.349945  12.500000         --         --         --         --         --         --
Value at End of Year           --         --  17.261683  15.349945         --         --         --         --         --         --

QUANTITATIVE MID CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  17.423837  15.606134  13.445189   9.871642  12.500000         --         --         --         --         --
Value at End of Year    17.806448  17.423837  15.606134  13.445189   9.871642         --         --         --         --         --
No. of Units               30,787    105,904     70,140     60,881     26,783         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  17.392206  15.585567  13.434196   9.868494  12.500000         --         --         --         --         --
Value at End of Year    17.765255  17.392206  15.585567  13.434196   9.868494         --         --         --         --         --
No. of Units               47,972     73,982     76,387     66,574     44,972         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  17.297617  15.523988  13.401266   9.859063  12.500000         --         --         --         --         --
Value at End of Year    17.642217  17.297617  15.523988  13.401266   9.859063         --         --         --         --         --
No. of Units               10,527     10,910      7,884      2,093        952         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  17.266212  15.503527  13.390311   9.855924  12.500000         --         --         --         --         --
Value at End of Year    17.601407  17.266212  15.503527  13.390311   9.855924         --         --         --         --         --
No. of Units               19,395     32,716     29,009     27,944     24,670         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year $20.179097 $18.146146 $15.696317 $12.500000         --         --         --         --         --         --
Value at End of Year    20.540070  20.179097  18.146146  15.696317         --         --         --         --         --         --
No. of Units                1,445      6,921      7,232        617         --         --         --         --         --         --

QUANTITATIVE MID CAP TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year  13.654344  12.204367  10.486278   7.687774  10.094110  12.500000         --         --         --         --
Value at End of Year    13.995254  13.654344  12.204367  10.486278   7.687774  10.094110         --         --         --         --
No. of Units              128,917    201,214    174,255    142,979    143,378     46,230         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  13.622454  12.181935  10.472257   7.681326  10.090711  12.500000         --         --         --         --
Value at End of Year    13.955598  13.622454  12.181935  10.472257   7.681326  10.090711         --         --         --         --
No. of Units               64,300    101,192    101,809     87,018     87,483     22,605         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  13.527317  12.114956  10.430346   7.662062  10.080533  12.500000         --         --         --         --
Value at End of Year    13.837415  13.527317  12.114956  10.430346   7.662062  10.080533         --         --         --         --
No. of Units                3,198     10,066     14,110     12,283     16,218     11,024         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  13.495726  12.092684  10.416388   7.655635  10.077137  12.500000         --         --         --         --
Value at End of Year    13.798213  13.495726  12.092684  10.416388   7.655635  10.077137         --         --         --         --
No. of Units               31,501     54,546     43,554     36,427     37,240     22,952         --         --         --         --

QUANTITATIVE VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year  15.547249  14.510187  12.500000         --         --         --         --         --         --         --
Value at End of Year    18.531396  15.547249  14.510187         --         --         --         --         --         --         --
No. of Units               19,993     19,321      3,086         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.534341  14.505374  12.500000         --         --         --         --         --         --         --
Value at End of Year    18.506788  15.534341  14.505374         --         --         --         --         --         --         --
No. of Units               10,585      8,467      3,670         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.495717  14.490955  12.500000         --         --         --         --         --         --         --
Value at End of Year    18.433181  15.495717  14.490955         --         --         --         --         --         --         --
No. of Units                2,497      1,690        391         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.482881  14.486166  12.500000         --         --         --         --         --         --         --
Value at End of Year    18.408742  15.482881  14.486166         --         --         --         --         --         --         --
No. of Units                7,302      3,997         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --         --  12.500000         --         --         --         --         --         --         --
Value at End of Year           --         --  14.471769         --         --         --         --         --         --         --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  23.088749  21.000811  16.187204  11.832903  12.500000         --         --         --         --         --
Value at End of Year    31.333425  23.088749  21.000811  16.187204  11.832903         --         --         --         --         --
No. of Units              505,248    549,302    578,054    455,136    366,719         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  23.046838  20.973135  16.173990  11.829146  12.500000         --         --         --         --         --
Value at End of Year    31.260964  23.046838  20.973135  16.173990  11.829146         --         --         --         --         --
No. of Units              481,197    559,142    666,094    685,854    601,049         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  22.921571  20.890350  16.134374  11.817865  12.500000         --         --         --         --         --
Value at End of Year    31.044639  22.921571  20.890350  16.134374  11.817865         --         --         --         --         --
No. of Units              119,488    105,556     64,907     32,471      9,067         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  22.879965  20.862826  16.121197  11.814107  12.500000         --         --         --         --         --
Value at End of Year    30.972864  22.879965  20.862826  16.121197  11.814107         --         --         --         --         --
No. of Units              111,750    123,614    131,725    137,943     95,796         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year $22.204623 $20.277335 $15.692344 $12.500000         --         --         --         --         --         --
Value at End of Year    30.013763  22.204623  20.277335  15.692344         --         --         --         --         --         --
No. of Units               18,993     14,638     12,170        369         --         --         --         --         --         --

REAL ESTATE SECURITIES TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  25.175494  22.858833  17.583209  12.833632  12.705913  12.511528  10.107930  11.158599  13.563334  12.500000
Value at End of Year    34.235521  25.175494  22.858833  17.583209  12.833632  12.705913  12.511528  10.107930  11.158599  13.563334
No. of Units            1,154,733  1,269,966  1,562,068  1,561,227  1,659,102  1,226,429    883,570    441,160    255,678     59,873

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  25.384424  23.060028  17.746854  12.959550  12.837004  12.500000         --         --         --         --
Value at End of Year    34.502449  25.384424  23.060028  17.746854  12.959550  12.837004         --         --         --         --
No. of Units              381,197    442,812    509,780    524,591    517,187    138,224         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  27.069419  24.627525  18.981707  13.882066  13.771429  13.588062  12.500000         --         --         --
Value at End of Year    36.737769  27.069419  24.627525  18.981707  13.882066  13.771429  13.588062         --         --         --
No. of Units               96,010     93,995    123,548    128,045    149,447     83,505     42,484         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  25.135959  22.879886  17.643542  12.909860  12.813379  12.500000         --         --         --         --
Value at End of Year    34.096757  25.135959  22.879886  17.643542  12.909860  12.813379         --         --         --         --
No. of Units              196,675    214,481    241,831    236,910    246,382    142,337         --         --         --         --

REAL RETURN BOND TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  13.834658  13.881629  12.967119  12.500000         --         --         --         --         --         --
Value at End of Year    13.648712  13.834658  13.881629  12.967119         --         --         --         --         --         --
No. of Units            1,014,280  1,244,408  1,181,933    121,548         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  13.816296  13.870123  12.962852  12.500000         --         --         --         --         --         --
Value at End of Year    13.623801  13.816296  13.870123  12.962852         --         --         --         --         --         --
No. of Units              351,264    461,409    346,624    179,066         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  13.761317  13.835619  12.950068  12.500000         --         --         --         --         --         --
Value at End of Year    13.549314  13.761317  13.835619  12.950068         --         --         --         --         --         --
No. of Units              175,574    213,847    134,973    108,576         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  13.743041  13.824129  12.945812  12.500000         --         --         --         --         --         --
Value at End of Year    13.524561  13.743041  13.824129  12.945812         --         --         --         --         --         --
No. of Units              118,106    170,137    180,956     64,263         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  13.688363  13.789747  12.933040  12.500000         --         --         --         --         --         --
Value at End of Year    13.450620  13.688363  13.789747  12.933040         --         --         --         --         --         --
No. of Units               19,094     18,103      6,847        356         --         --         --         --         --         --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  13.710251  13.674291  13.779908   9.301177  12.500000         --         --         --         --         --
Value at End of Year    14.225598  13.710251  13.674291  13.779908   9.301177         --         --         --         --         --
No. of Units              424,690    445,073    507,193    473,288    189,623         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  13.685341  13.656245  13.768623   9.298205  12.500000         --         --         --         --         --
Value at End of Year    14.192670  13.685341  13.656245  13.768623   9.298205         --         --         --         --         --
No. of Units              421,568    409,983    428,746    484,926    307,013         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  13.610927  13.602330  13.734908   9.289319  12.500000         --         --         --         --         --
Value at End of Year    14.094385  13.610927  13.602330  13.734908   9.289319         --         --         --         --         --
No. of Units              126,500    116,322     98,293         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  13.586174  13.584361  13.723652   9.286347  12.500000         --         --         --         --         --
Value at End of Year    14.061740  13.586174  13.584361  13.723652   9.286347         --         --         --         --         --
No. of Units               52,242     64,206     71,298    183,452     56,474         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year $15.970873 $15.992651 $16.180953 $12.500000         --         --         --         --         --         --
Value at End of Year    16.505199  15.970873  15.992651  16.180953         --         --         --         --         --         --
No. of Units                3,237      6,478      5,736      1,586         --         --         --         --         --         --

SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year   9.857711   9.807096   9.874338   6.667934  11.432929  19.767418  30.445751  15.499402  10.983380  12.500000
Value at End of Year    10.242519   9.857711   9.807096   9.874338   6.667934  11.432929  19.767418  30.445751  15.499402  10.983380
No. of Units            3,741,399  4,895,642  6,180,727  7,659,680  8,121,805 12,915,806  6,241,520    867,806    156,836         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year   5.504111   5.478584   5.518916   3.728675   6.396444  12.500000         --         --         --         --
Value at End of Year     5.716112   5.504111   5.478584   5.518916   3.728675   6.396444         --         --         --         --
No. of Units            1,736,927  2,054,828  2,321,926  2,661,351  2,091,969  1,008,913         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year   4.372950   4.359175   4.397877   2.975729   5.112469   8.857329  12.500000         --         --         --
Value at End of Year     4.534603   4.372950   4.359175   4.397877   2.975729   5.112469   8.857329         --         --         --
No. of Units            1,085,291  1,415,285  1,730,557  2,163,600  2,090,960  2,649,764  1,488,393         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year   5.450157   5.435712   5.486717   3.714314   6.384603  12.500000         --         --         --         --
Value at End of Year     5.648806   5.450157   5.435712   5.486717   3.714314   6.384603         --         --         --         --
No. of Units              653,296    868,716  1,008,081  1,191,337    883,959    856,271         --         --         --         --

SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year  15.811284  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    17.626074  15.811284         --         --         --         --         --         --         --         --
No. of Units              293,586    178,315         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.806048  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    17.611447  15.806048         --         --         --         --         --         --         --         --
No. of Units              105,724     87,889         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.790370  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    17.567684  15.790370         --         --         --         --         --         --         --         --
No. of Units               48,063     29,006         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.785150  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    17.553103  15.785150         --         --         --         --         --         --         --         --
No. of Units               34,858     17,629         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  15.769487  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    17.509456  15.769487         --         --         --         --         --         --         --         --
No. of Units                1,234        203         --         --         --         --         --         --         --         --

SMALL CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  16.002957  15.672027  13.589423   9.496475  12.500000         --         --         --         --         --
Value at End of Year    18.490993  16.002957  15.672027  13.589423   9.496475         --         --         --         --         --
No. of Units              192,794    213,113    225,578    203,813    140,285         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.973913  15.651377  13.578325   9.493452  12.500000         --         --         --         --         --
Value at End of Year    18.448234  15.973913  15.651377  13.578325   9.493452         --         --         --         --         --
No. of Units              178,229    202,440    230,394    262,645    156,714         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.887075  15.589586  13.545063   9.484387  12.500000         --         --         --         --         --
Value at End of Year    18.320516  15.887075  15.589586  13.545063   9.484387         --         --         --         --         --
No. of Units               47,133     52,338     40,070     19,354      1,736         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.858228  15.569039  13.533992   9.481357  12.500000         --         --         --         --         --
Value at End of Year    18.278138  15.858228  15.569039  13.533992   9.481357         --         --         --         --         --
No. of Units               40,445     54,176     58,515     62,765     53,984         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year $19.529123 $19.201669 $16.716921 $12.500000         --         --         --         --         --         --
Value at End of Year    22.475541  19.529123  19.201669  16.716921         --         --         --         --         --         --
No. of Units               53,525     53,430     54,348        525         --         --         --         --         --         --

SMALL CAP INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year  15.183272  14.842265  12.848363   8.950555  11.576533  11.584805  12.500000         --         --         --
Value at End of Year    17.583186  15.183272  14.842265  12.848363   8.950555  11.576533  11.584805         --         --         --
No. of Units              427,815    548,884    649,635    893,479    658,426    396,856    145,548         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  15.590677  15.248124  13.206315   9.204503  11.910953  12.500000         --         --         --         --
Value at End of Year    18.045980  15.590677  15.248124  13.206315   9.204503  11.910953         --         --         --         --
No. of Units              226,778    294,876    335,760    382,648    273,924     73,115         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  15.497224  15.179394  13.166570   9.190549  11.910780  11.943325  12.500000         --         --         --
Value at End of Year    17.911002  15.497224  15.179394  13.166570   9.190549  11.910780  11.943325         --         --         --
No. of Units               34,436     39,232     51,414     71,553     49,817     44,654     19,286         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  15.437994  15.128916  13.129361   9.169150  11.889003  12.500000         --         --         --         --
Value at End of Year    17.833649  15.437994  15.128916  13.129361   9.169150  11.889003         --         --         --         --
No. of Units              102,539    136,232    193,311    180,887    104,052     45,674         --         --         --         --

SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  22.651428  21.377714  17.303217  12.500000         --         --         --         --         --         --
Value at End of Year    24.576972  22.651428  21.377714  17.303217         --         --         --         --         --         --
No. of Units              210,222    234,997    275,279     11,805         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  22.621373  21.359998  17.297546  12.500000         --         --         --         --         --         --
Value at End of Year    24.532120  22.621373  21.359998  17.297546         --         --         --         --         --         --
No. of Units              189,952    227,814     92,249     22,588         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  22.531494  21.306957  17.280544  12.500000         --         --         --         --         --         --
Value at End of Year    24.398109  22.531494  21.306957  17.280544         --         --         --         --         --         --
No. of Units               49,937     47,527     17,063      6,233         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  22.501594  21.289280  17.274877  12.500000         --         --         --         --         --         --
Value at End of Year    24.353590  22.501594  21.289280  17.274877         --         --         --         --         --         --
No. of Units               53,651     61,873     37,869     10,711         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  22.412166  21.236400  17.257884  12.500000         --         --         --         --         --         --
Value at End of Year    24.220536  22.412166  21.236400  17.257884         --         --         --         --         --         --
No. of Units                4,496      4,469         --         --         --         --         --         --         --         --

SMALL CAP OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year  22.680947  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    24.667850  22.680947         --         --         --         --         --         --         --         --
No. of Units              700,586    934,783         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  22.650853  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    24.622839  22.650853         --         --         --         --         --         --         --         --
No. of Units              192,684    236,435         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  22.560857  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    24.488344  22.560857         --         --         --         --         --         --         --         --
No. of Units               81,156    111,554         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  22.530912  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    24.443636  22.530912         --         --         --         --         --         --         --         --
No. of Units               84,467    104,719         --         --         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
SMALL CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year $14.153977 $12.500000         --         --         --         --         --         --         --         --
Value at End of Year    14.969519  14.153977         --         --         --         --         --         --         --         --
No. of Units               13,635      4,960         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.149291  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    14.957096  14.149291         --         --         --         --         --         --         --         --
No. of Units                3,007      1,569         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.135241  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    14.919913  14.135241         --         --         --         --         --         --         --         --
No. of Units                2,344      2,297         --         --         --         --         --         --         --         --

SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year  14.243703  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.694597  14.243703         --         --         --         --         --         --         --         --
No. of Units              729,819    486,060         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.238985  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.680749  14.238985         --         --         --         --         --         --         --         --
No. of Units              156,535    114,439         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.224850  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.639285  14.224850         --         --         --         --         --         --         --         --
No. of Units              132,780     92,550         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.220135  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.625486  14.220135         --         --         --         --         --         --         --         --
No. of Units               79,815     53,895         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  14.206019         --         --         --         --         --         --         --         --         --
Value at End of Year    16.584149         --         --         --         --         --         --         --         --         --
No. of Units                  765         --         --         --         --         --         --         --         --         --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited
5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.483295   9.079542  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.154800  12.483295   9.079542         --         --         --         --         --
No. of Units                   --         --    275,151    420,049    164,331         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year         --         --  12.473104   9.076656  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.137468  12.473104   9.076656         --         --         --         --         --
No. of Units                   --         --    412,933    448,569    326,223         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year         --         --  12.442530   9.067980  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.085579  12.442530   9.067980         --         --         --         --         --
No. of Units                   --         --     59,623     41,412     13,290         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year         --         --  12.432398   9.065104  12.500000         --         --         --         --         --
Value at End of Year    14.376279         --  13.068374  12.432398   9.065104         --         --         --         --         --
No. of Units                              --     87,599     99,300     84,913         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --         --  16.217293  12.500000         --         --         --         --         --         --
Value at End of Year           --         --  17.021248  16.217293         --         --         --         --         --         --
No. of Units                   --         --      4,920      4,777         --         --         --         --         --         --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited
5-01-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.190618   8.861975  12.090352  12.570556  15.906411  12.500000         --         --
Value at End of Year           --         --  12.865952  12.190618   8.861975  12.090352  12.570556  15.906411         --         --
No. of Units                   --         --  1,611,883  2,001,802  2,033,424  2,118,010  1,799,229    729,934         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year         --         -- $10.759987 $ 7.825877 $10.682160 $12.500000         --         --         --         --
Value at End of Year           --         --  11.350381  10.759987   7.825877  10.682160         --         --         --         --
No. of Units                   --         --    433,832    535,755    576,958    213,244         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year         --         --   9.283714   6.762279   9.244249   9.630818  12.500000         --         --         --
Value at End of Year           --         --   9.778392   9.283714   6.762279   9.244249   9.630818         --         --         --
No. of Units                   --         --    287,599    346,740    324,288    321,390    181,602         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year         --         --  10.697265   7.795805  10.662451  12.500000         --         --         --         --
Value at End of Year           --         --  11.261605  10.697265   7.795805  10.662451         --         --         --         --
No. of Units                   --         --    220,101    256,266    261,399    188,907         --         --         --         --

SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-01-2004)

Contracts with no Optional Benefits
Value at Start of Year  15.711835  15.054580  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.307570  15.711835  15.054580         --         --         --         --         --         --         --
No. of Units               73,857    310,303     53,890         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.698807  15.049596  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.285929  15.698807  15.049596         --         --         --         --         --         --         --
No. of Units               23,018     58,642     13,558         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.659783  15.034643  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.221154  15.659783  15.034643         --         --         --         --         --         --         --
No. of Units               50,835     85,966      2,228         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.646804  15.029665  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.199630  15.646804  15.029665         --         --         --         --         --         --         --
No. of Units               10,392     27,446     15,497         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  15.607897  15.014727  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.135192  15.607897  15.014727         --         --         --         --         --         --         --
No. of Units                  143        143         --         --         --         --         --         --         --         --

SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-01-2004)

Contracts with no Optional Benefits
Value at Start of Year  17.385141  16.534394  13.441223  10.220525  12.500000         --         --         --         --         --
Value at End of Year    19.721725  17.385141  16.534394  13.441223  10.220525         --         --         --         --         --
No. of Units              781,620    723,156    965,084    740,786    501,816         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  17.353586  16.512601  13.430230  10.217263  12.500000         --         --         --         --         --
Value at End of Year    19.676119  17.353586  16.512601  13.430230  10.217263         --         --         --         --         --
No. of Units              708,055    839,193  1,016,319    995,108    835,489         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  17.259237  16.447403  13.397323  10.207514  12.500000         --         --         --         --         --
Value at End of Year    19.539902  17.259237  16.447403  13.397323  10.207514         --         --         --         --         --
No. of Units              132,066    133,055    101,306     44,866     18,730         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  17.227917  16.425738  13.386377  10.204261  12.500000         --         --         --         --         --
Value at End of Year    19.494709  17.227917  16.425738  13.386377  10.204261         --         --         --         --         --
No. of Units              226,126    280,177    371,228    399,707    356,262         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  19.607567  18.722545  15.281139  12.500000         --         --         --         --         --         --
Value at End of Year    22.154309  19.607567  18.722545  15.281139         --         --         --         --         --         --
No. of Units                9,274      6,915      8,270      3,325         --         --         --         --         --         --

SMALL COMPANY VALUE TRUST - SERIES I SHARES (units first credited 10-01-1997)

Contracts with no Optional Benefits
Value at Start of Year  20.557424  19.505557  15.824384  12.023458  12.980850  12.375754  11.864553  11.157770  11.893914  12.500000
Value at End of Year    23.363271  20.557424  19.505557  15.824384  12.023458  12.980850  12.375754  11.864553  11.157770  11.893914
No. of Units            1,775,414  2,023,664  2,639,039  2,841,688  3,001,997  1,949,757  1,032,905    896,371    660,345     44,767

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year $20.440914 $19.404678 $15.750438 $11.973240 $12.933102 $12.500000         --         --         --         --
Value at End of Year    23.219270  20.440914  19.404678  15.750438  11.973240  12.933102         --         --         --         --
No. of Units              787,032    893,763    992,161  1,017,671  1,032,392    219,437         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  21.965690  20.883351  16.976139  12.924339  13.981425  13.356548  12.500000         --         --         --
Value at End of Year    24.914006  21.965690  20.883351  16.976139  12.924339  13.981425  13.356548         --         --         --
No. of Units              150,879    189,656    252,567    286,747    289,324    181,134     39,250         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  20.240780  19.253025  15.658689  11.927287  12.909289  12.500000         --         --         --         --
Value at End of Year    22.946121  20.240780  19.253025  15.658689  11.927287  12.909289         --         --         --         --
No. of Units              334,912    391,554    492,320    530,819    601,173    382,034         --         --         --         --

SPECIAL VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  19.151537  18.470938  15.640087  12.500000         --         --         --         --         --         --
Value at End of Year    20.855384  19.151537  18.470938  15.640087         --         --         --         --         --         --
No. of Units               38,649     55,031     49,421      2,128         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  19.126131  18.455633  15.634958  12.500000         --         --         --         --         --         --
Value at End of Year    20.817332  19.126131  18.455633  15.634958         --         --         --         --         --         --
No. of Units               18,789     18,360     22,862      5,337         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  19.050101  18.409773  15.619575  12.500000         --         --         --         --         --         --
Value at End of Year    20.703593  19.050101  18.409773  15.619575         --         --         --         --         --         --
No. of Units               15,798     17,400     19,542      7,603         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  19.024825  18.394498  15.614447  12.500000         --         --         --         --         --         --
Value at End of Year    20.665817  19.024825  18.394498  15.614447         --         --         --         --         --         --
No. of Units                2,239      5,047      3,061         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --         --  15.599082  12.500000         --         --         --         --         --         --
Value at End of Year           --         --  18.348793  15.599082         --         --         --         --         --         --
No. of Units                   --         --         --         --         --         --         --         --         --         --

STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  15.316028  15.184102  14.495147  13.036506  12.500000         --         --         --         --         --
Value at End of Year    16.116200  15.316028  15.184102  14.495147  13.036506         --         --         --         --         --
No. of Units              763,949    844,231    659,837    257,912    189,217         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  15.288219  15.164110  14.483320  13.032376  12.500000         --         --         --         --         --
Value at End of Year    16.078915  15.288219  15.164110  14.483320  13.032376         --         --         --         --         --
No. of Units              215,354    244,013    231,824    275,935    178,027         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  15.205102  15.104238  14.447843  13.019956  12.500000         --         --         --         --         --
Value at End of Year    15.967600  15.205102  15.104238  14.447843  13.019956         --         --         --         --         --
No. of Units              259,992    278,355    204,907     36,764      5,488         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  15.177483  15.084325  14.436028  13.015815  12.500000         --         --         --         --         --
Value at End of Year    15.930642  15.177483  15.084325  14.436028  13.015815         --         --         --         --         --
No. of Units               63,141     57,498     58,203     54,050     43,647         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  13.574402  13.511272  12.950043  12.500000         --         --         --         --         --         --
Value at End of Year    14.226728  13.574402  13.511272  12.950043         --         --         --         --         --         --
No. of Units               24,922     27,262      4,999      1,306         --         --         --         --         --         --

STRATEGIC BOND TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  18.026394  17.826353  16.974222  15.240557  14.205813  13.581019  12.844300  12.761400  12.793187  12.500000
Value at End of Year    19.002191  18.026394  17.826353  16.974222  15.240557  14.205813  13.581019  12.844300  12.761400  12.793187
No. of Units            1,359,581  1,514,785  1,761,666  2,166,898  2,057,356  2,143,847  2,239,399  1,957,762  1,279,416    201,747

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year $16.452126 $16.277674 $15.507338 $13.930464 $12.991163 $12.500000         --         --         --         --
Value at End of Year    17.334066  16.452126  16.277674  15.507338  13.930464  12.991163         --         --         --         --
No. of Units              270,075    293,526    318,420    356,971    320,385    138,625         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  16.959541  16.804828  16.033629  14.424843  13.472399  12.905776  12.500000         --         --         --
Value at End of Year    17.841971  16.959541  16.804828  16.033629  14.424843  13.472399  12.905776         --         --         --
No. of Units              166,518    202,883    210,773    244,228    243,831    236,206    101,745         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  16.291045  16.150485  15.417049  13.877061  12.967269  12.500000         --         --         --         --
Value at End of Year    17.130155  16.291045  16.150485  15.417049  13.877061  12.967269         --         --         --         --
No. of Units              162,283    183,409    254,938    307,491    335,839    246,561         --         --         --         --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited
5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.934227  10.375343  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.533853  12.934227  10.375343         --         --         --         --         --
No. of Units                   --         --    167,951    159,105    136,438         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year         --         --  12.923652  10.372037  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.516016  12.923652  10.372037         --         --         --         --         --
No. of Units                   --         --    330,105    331,308    245,932         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year         --         --  12.891982  10.362137  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.462604  12.891982  10.362137         --         --         --         --         --
No. of Units                   --         --     24,095     12,936      1,548         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year         --         --  12.881440  10.358833  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.444864  12.881440  10.358833         --         --         --         --         --
No. of Units                   --         --     71,364     75,746     79,919         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --         --  14.525660  12.500000         --         --         --         --         --         --
Value at End of Year           --         --  15.138225  14.525660         --         --         --         --         --         --
No. of Units                   --         --      1,384        106         --         --         --         --         --         --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited
4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --   9.651549   7.726717  10.905675  12.500000         --         --         --         --
Value at End of Year           --         --  10.126139   9.651549   7.726717  10.905675         --         --         --         --
No. of Units                   --         --    565,164    668,512    720,801    534,088         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year         --         --   9.638669   7.720252  10.901999  12.500000         --         --         --         --
Value at End of Year           --         --  10.107563   9.638669   7.720252  10.901999         --         --         --         --
No. of Units                   --         --    534,850    648,508    701,158    189,564         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year         --         --   9.600076   7.700872  10.891002  12.500000         --         --         --         --
Value at End of Year           --         --  10.051965   9.600076   7.700872  10.891002         --         --         --         --
No. of Units                   --         --     70,279     72,172     94,696    132,227         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year         --         --   9.587257   7.694426  10.887341  12.500000         --         --         --         --
Value at End of Year           --         --  10.033502   9.587257   7.694426  10.887341         --         --         --         --
No. of Units                   --         --    286,842    372,827    438,976    323,912         --         --         --         --

STRATEGIC INCOME TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year  13.527429  13.469443  12.500000         --         --         --         --         --         --         --
Value at End of Year    13.835104  13.527429  13.469443         --         --         --         --         --         --         --
No. of Units              208,884    184,924     78,227         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  13.516210  13.464984  12.500000         --         --         --         --         --         --         --
Value at End of Year    13.816753  13.516210  13.464984         --         --         --         --         --         --         --
No. of Units               71,906     45,839      9,295         --         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year $13.482599 $13.451607 $12.500000         --         --         --         --         --         --         --
Value at End of Year    13.761789  13.482599  13.451607         --         --         --         --         --         --         --
No. of Units               44,114     45,843     23,579         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  13.471388  13.447136  12.500000         --         --         --         --         --         --         --
Value at End of Year    13.743495  13.471388  13.447136         --         --         --         --         --         --         --
No. of Units               44,817     15,704      9,941         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  13.437908  13.433789  12.500000         --         --         --         --         --         --         --
Value at End of Year    13.688852  13.437908  13.433789         --         --         --         --         --         --         --
No. of Units                4,735      5,543      5,467         --         --         --         --         --         --         --

STRATEGIC OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  12.113844  11.230043  10.148823   8.205378  12.500000         --         --         --         --         --
Value at End of Year    13.349012  12.113844  11.230043  10.148823   8.205378         --         --         --         --         --
No. of Units              144,807    166,366    196,044    192,739    153,799         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  12.091863  11.215236  10.140521   8.202760  12.500000         --         --         --         --         --
Value at End of Year    13.318144  12.091863  11.215236  10.140521   8.202760         --         --         --         --         --
No. of Units              182,345    234,971    299,182    330,897    290,101         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  12.026098  11.170935  10.115663   8.194922  12.500000         --         --         --         --         --
Value at End of Year    13.225912  12.026098  11.170935  10.115663   8.194922         --         --         --         --         --
No. of Units              102,704    103,554     77,264     28,150      7,359         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  12.004247  11.156204  10.107389   8.192312  12.500000         --         --         --         --         --
Value at End of Year    13.195306  12.004247  11.156204  10.107389   8.192312         --         --         --         --         --
No. of Units               27,653     34,627     35,850     35,541     52,254         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  17.199269  16.008128  14.525009  12.500000         --         --         --         --         --         --
Value at End of Year    18.877520  17.199269  16.008128  14.525009         --         --         --         --         --         --
No. of Units                2,393      1,241      1,374      1,546         --         --         --         --         --         --

STRATEGIC OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  11.608419  10.744372   9.716008   7.841378  13.006127  15.588834  16.909177  13.443090  12.479231  12.500000
Value at End of Year    12.819914  11.608419  10.744372   9.716008   7.841378  13.006127  15.588834  16.909177  13.443090  12.479231
No. of Units            2,111,161  2,723,995  3,539,555  4,243,253  5,215,403  6,742,759  6,981,029  4,471,998  1,557,309    339,520

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year   8.805127   8.153802   7.377080   5.956702   9.885051  12.500000         --         --         --         --
Value at End of Year     9.719219   8.805127   8.153802   7.377080   5.956702   9.885051         --         --         --         --
No. of Units              604,087    761,662    932,362  1,050,795  1,079,664    663,275         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year   8.826573   8.185893   7.417269   5.998128   9.968780  11.972462  12.500000         --         --         --
Value at End of Year     9.728336   8.826573   8.185893   7.417269   5.998128   9.968780  11.972462         --         --         --
No. of Units              378,041    452,293    581,059    692,600    805,591  1,174,329    590,254         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year   8.718828   8.090001   7.334049   5.933797   9.866815  12.500000         --         --         --         --
Value at End of Year     9.604792   8.718828   8.090001   7.334049   5.933797   9.866815         --         --         --         --
No. of Units              250,582    329,594    390,187    489,369    543,433    529,537         --         --         --         --

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) (MERGED INTO LARGE CAP VALUE TRUST EFF 12-01-2006) - SERIES II SHARES
(units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year         --  14.423522  12.436820   9.815931  12.500000         --         --         --         --         --
Value at End of Year           --  14.127090  14.423522  12.436820   9.815931         --         --         --         --         --
No. of Units                   --    150,128    196,663    172,789    104,874         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year         --  14.404476  12.426623   9.812793  12.500000         --         --         --         --         --
Value at End of Year           --  14.101409  14.404476  12.426623   9.812793         --         --         --         --         --
No. of Units                   --    133,042    140,016    146,850    109,210         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year         -- $14.347577 $12.396163 $ 9.803416 $12.500000         --         --         --         --         --
Value at End of Year           --  14.024712  14.347577  12.396163   9.803416         --         --         --         --         --
No. of Units                   --     37,963     39,861     21,048      7,904         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year         --  14.328683  12.386038   9.800298  12.500000         --         --         --         --         --
Value at End of Year           --  13.999264  14.328683  12.386038   9.800298         --         --         --         --         --
No. of Units                   --     14,188     17,114     18,469     14,077         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year         --  17.278918  14.958761  12.500000         --         --         --         --         --         --
Value at End of Year           --  16.856435  17.278918  14.958761         --         --         --         --         --         --
No. of Units                   --        264        306        375         --         --         --         --         --         --

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) (MERGED INTO LARGE CAP VALUE TRUST EFF 12-01-2006) - SERIES I SHARES
(units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year         --  11.180204   9.624477   7.590316  10.588948  12.500000         --         --         --         --
Value at End of Year           --  10.976190  11.180204   9.624477   7.590316  10.588948         --         --         --         --
No. of Units                   --    382,402    470,707    458,416    644,919    515,545         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year         --  11.159685   9.611628   7.583955  10.585386  12.500000         --         --         --         --
Value at End of Year           --  10.950581  11.159685   9.611628   7.583955  10.585386         --         --         --         --
No. of Units                   --    279,223    291,964    336,131    372,071    147,183         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year         --  11.098309   9.573143   7.564926  10.574706  12.500000         --         --         --         --
Value at End of Year           --  10.874078  11.098309   9.573143   7.564926  10.574706         --         --         --         --
No. of Units                   --     44,082     77,698     53,966     43,517     31,626         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year         --  11.077918   9.560347   7.558594  10.571147  12.500000         --         --         --         --
Value at End of Year           --  10.848689  11.077918   9.560347   7.558594  10.571147         --         --         --         --
No. of Units                   --    130,728    156,044    174,419    201,442    170,803         --         --         --         --

TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  14.286631  14.190100  13.764147  13.329613  12.500000         --         --         --         --         --
Value at End of Year    14.548416  14.286631  14.190100  13.764147  13.329613         --         --         --         --         --
No. of Units            1,552,236  2,119,976  2,254,339  2,344,730  1,898,403         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.260686  14.171394  13.752895  13.325384  12.500000         --         --         --         --         --
Value at End of Year    14.514754  14.260686  14.171394  13.752895  13.325384         --         --         --         --         --
No. of Units            1,499,205  1,784,474  1,922,999  2,280,201  2,184,222         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.183124  14.115409  13.719187  13.312683  12.500000         --         --         --         --         --
Value at End of Year    14.414224  14.183124  14.115409  13.719187  13.312683         --         --         --         --         --
No. of Units              307,878    296,922    536,727    434,630    348,765         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.157384  14.096824  13.707993  13.308465  12.500000         --         --         --         --         --
Value at End of Year    14.380901  14.157384  14.096824  13.707993  13.308465         --         --         --         --         --
No. of Units              329,626    386,665    424,699    494,474    468,633         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  12.898240  12.862293  12.526343  12.500000         --         --         --         --         --         --
Value at End of Year    13.082288  12.898240  12.862293  12.526343         --         --         --         --         --         --
No. of Units               18,261     17,662     15,550     10,893         --         --         --         --         --         --

TOTAL RETURN TRUST - SERIES I SHARES (units first credited 5-01-1999)

Contracts with no Optional Benefits
Value at Start of Year  16.572134  16.423718  15.893215  15.370379  14.254028  13.370675  12.243486  12.500000         --         --
Value at End of Year    16.904932  16.572134  16.423718  15.893215  15.370379  14.254028  13.370675  12.243486         --         --
No. of Units            3,738,891  4,711,934  5,230,315  6,563,376  8,198,918  6,407,508  3,738,958  1,482,395         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  15.463689  15.332850  14.845027  14.363858  13.327266  12.500000         --         --         --         --
Value at End of Year    15.766368  15.463689  15.332850  14.845027  14.363858  13.327266         --         --         --         --
No. of Units            1,665,282  1,819,224  2,055,384  2,616,636  3,195,364    903,897         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year $16.222243 $16.109056 $15.620011 $15.136415 $14.065149 $13.220054 $12.500000         --         --         --
Value at End of Year    16.515050  16.222243  16.109056  15.620011  15.136415  14.065149  13.220054         --         --         --
No. of Units              469,085    552,518    677,451    840,185  1,128,986    856,157    314,470         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  15.312266  15.213021  14.758578  14.308804  13.302764  12.500000         --         --         --         --
Value at End of Year    15.580864  15.312266  15.213021  14.758578  14.308804  13.302764         --         --         --         --
No. of Units              701,265    948,517  1,265,401  1,468,573  1,828,207  1,198,006         --         --         --         --

TOTAL STOCK MARKET INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  14.951136  14.404161  13.109497  10.216781  12.500000         --         --         --         --         --
Value at End of Year    16.943455  14.951136  14.404161  13.109497  10.216781         --         --         --         --         --
No. of Units              128,005    161,736    216,863    189,116     57,793         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.923964  14.385171  13.098782  10.213536  12.500000         --         --         --         --         --
Value at End of Year    16.904231  14.923964  14.385171  13.098782  10.213536         --         --         --         --         --
No. of Units               92,260    110,871    121,315    134,256     67,407         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.842824  14.328371  13.066689  10.203777  12.500000         --         --         --         --         --
Value at End of Year    16.787201  14.842824  14.328371  13.066689  10.203777         --         --         --         --         --
No. of Units               50,999     50,311     36,461      5,318        700         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.815866  14.309471  13.056010  10.200532  12.500000         --         --         --         --         --
Value at End of Year    16.748355  14.815866  14.309471  13.056010  10.200532         --         --         --         --         --
No. of Units               28,564     29,376     23,836     29,760     28,393         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  17.180753  16.618356  15.185445  12.500000         --         --         --         --         --         --
Value at End of Year    19.392681  17.180753  16.618356  15.185445         --         --         --         --         --         --
No. of Units                3,913      3,808      3,774        379         --         --         --         --         --         --

TOTAL STOCK MARKET INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year  11.072652  10.639480   9.670681   7.523933   9.708403  11.131148  12.500000         --         --         --
Value at End of Year    12.570382  11.072652  10.639480   9.670681   7.523933   9.708403  11.131148         --         --         --
No. of Units              826,855    902,809    933,496  1,020,868    850,268    768,745    570,701         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  11.979243  11.516334  10.472938   8.152164  10.524299  12.500000         --         --         --         --
Value at End of Year    13.592827  11.979243  11.516334  10.472938   8.152164  10.524299         --         --         --         --
No. of Units              143,067    156,527    201,753    308,208    185,218     95,948         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  11.283059  10.863288   9.893926   7.713002   9.972325  11.456807  12.500000         --         --         --
Value at End of Year    12.783733  11.283059  10.863288   9.893926   7.713002   9.972325  11.456807         --         --         --
No. of Units               46,298     64,021    100,300    110,063     75,419     74,927     29,032         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  11.861872  11.426269  10.411883   8.120842  10.504899  12.500000         --         --         --         --
Value at End of Year    13.432837  11.861872  11.426269  10.411883   8.120842  10.504899         --         --         --         --
No. of Units               74,538    121,387    151,850    185,157    165,647     59,445         --         --         --         --

U.S. CORE TRUST (FORMERLY, GROWTH & INCOME TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  13.490804  13.453513  12.824374  10.303460  12.500000         --         --         --         --         --
Value at End of Year    14.478341  13.490804  13.453513  12.824374  10.303460         --         --         --         --         --
No. of Units              496,901    551,041    593,284    531,198    412,348         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  13.466290  13.435756  12.813869  10.300169  12.500000         --         --         --         --         --
Value at End of Year    14.444831  13.466290  13.435756  12.813869  10.300169         --         --         --         --         --
No. of Units              578,038    799,610    887,176    966,779    706,280         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  13.393047  13.382694  12.782466  10.290331  12.500000         --         --         --         --         --
Value at End of Year    14.344791  13.393047  13.382694  12.782466  10.290331         --         --         --         --         --
No. of Units               82,438     96,663    112,715     76,167     11,199         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year $13.368728 $13.365056 $12.772028 $10.287061 $12.500000         --         --         --         --         --
Value at End of Year    14.311611  13.368728  13.365056  12.772028  10.287061         --         --         --         --         --
No. of Units              131,998    171,494    159,040    169,442    134,049         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  15.540552  15.559539  14.891503  12.500000         --         --         --         --         --         --
Value at End of Year    16.611738  15.540552  15.559539  14.891503         --         --         --         --         --         --
No. of Units                8,319      8,531     12,883      9,431         --         --         --         --         --         --

U.S. CORE TRUST (FORMERLY, GROWTH & INCOME TRUST) - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  14.498786  14.431559  13.727830  11.013910  14.783474  16.924924  18.506889  15.811724  12.692204  12.500000
Value at End of Year    15.586226  14.498786  14.431559  13.727830  11.013910  14.783474  16.924924  18.506889  15.811724  12.692204
No. of Units            7,211,672  9,114,968 11,593,741 13,898,443 16,091,327 20,745,942 23,453,262 16,148,312  4,876,965    778,392

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  10.475698  10.432331   9.928592   7.969731  10.702774  12.500000         --         --         --         --
Value at End of Year    11.255794  10.475698  10.432331   9.928592   7.969731  10.702774         --         --         --         --
No. of Units            1,716,112  2,248,481  2,527,394  2,779,084  2,940,391  1,503,330         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year   9.887534   9.861332   9.399287   7.556172  10.162651  11.658205  12.500000         --         --         --
Value at End of Year    10.607934   9.887534   9.861332   9.399287   7.556172  10.162651  11.658205         --         --         --
No. of Units            1,137,107  1,437,842  1,872,158  2,268,646  2,552,009  3,393,880  1,818,651         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  10.373093  10.350768   9.870739   7.939127  10.683054  12.500000         --         --         --         --
Value at End of Year    11.123329  10.373093  10.350768   9.870739   7.939127  10.683054         --         --         --         --
No. of Units              705,879    874,345  1,067,295  1,180,191  1,381,938  1,258,235         --         --         --         --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year  12.985825  13.075463  12.500000         --         --         --         --         --         --         --
Value at End of Year    12.977837  12.985825  13.075463         --         --         --         --         --         --         --
No. of Units              151,839    210,275     40,809         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  12.975049  13.071138  12.500000         --         --         --         --         --         --         --
Value at End of Year    12.960615  12.975049  13.071138         --         --         --         --         --         --         --
No. of Units              239,748    285,680        287         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  12.942789  13.058147  12.500000         --         --         --         --         --         --         --
Value at End of Year    12.909050  12.942789  13.058147         --         --         --         --         --         --         --
No. of Units               31,853     39,122     16,256         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  12.932048  13.053810  12.500000         --         --         --         --         --         --         --
Value at End of Year    12.891904  12.932048  13.053810         --         --         --         --         --         --         --
No. of Units               52,910     58,857      3,419         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  12.899893  13.040841  12.500000         --         --         --         --         --         --         --
Value at End of Year    12.840627  12.899893  13.040841         --         --         --         --         --         --         --
No. of Units                6,605      6,543      4,534         --         --         --         --         --         --         --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year  12.972403  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    13.004037  12.972403         --         --         --         --         --         --         --         --
No. of Units              368,086    386,239         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  12.961637  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.986774  12.961637         --         --         --         --         --         --         --         --
No. of Units              271,450    360,752         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  12.929410  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    10.213062  12.929410         --         --         --         --         --         --         --         --
No. of Units               23,480     37,050         --         --         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year $12.918679 $12.500000         --         --         --         --         --         --         --         --
Value at End of Year    12.917935  12.918679         --         --         --         --         --         --         --         --
No. of Units              140,353    171,799         --         --         --         --         --         --         --         --

U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  13.252212  13.265780  13.119753  13.115897  12.500000         --         --         --         --         --
Value at End of Year    13.595638  13.252212  13.265780  13.119753  13.115897         --         --         --         --         --
No. of Units            1,131,909  1,360,290  1,720,836  1,594,705  1,388,586         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  13.228138  13.248289  13.109028  13.111730  12.500000         --         --         --         --         --
Value at End of Year    13.564174  13.228138  13.248289  13.109028  13.111730         --         --         --         --         --
No. of Units              563,969    655,975    887,680  1,178,998  1,823,818         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  13.156206  13.195972  13.076906  13.099241  12.500000         --         --         --         --         --
Value at End of Year    13.470255  13.156206  13.195972  13.076906  13.099241         --         --         --         --         --
No. of Units               59,377     74,149     74,867     82,366    116,017         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  13.132298  13.178556  13.066208  13.095078  12.500000         --         --         --         --         --
Value at End of Year    13.439071  13.132298  13.178556  13.066208  13.095078         --         --         --         --         --
No. of Units              110,981    132,850    248,019    424,130    503,856         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  12.419317  12.481722  12.393948  12.500000         --         --         --         --         --         --
Value at End of Year    12.690431  12.419317  12.481722  12.393948         --         --         --         --         --         --
No. of Units                1,978     10,443     11,403      2,770         --         --         --         --         --         --

U.S. GOVERNMENT SECURITIES TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  16.650117  16.646646  16.433065  16.405395  15.428294  14.641155  13.411398  13.651980  12.898929  12.500000
Value at End of Year    17.113871  16.650117  16.646646  16.433065  16.405395  15.428294  14.641155  13.411398  13.651980  12.898929
No. of Units            1,743,448  2,193,230  2,972,866  3,633,103  5,655,001  3,925,938  2,104,301  1,669,225    558,901     49,384

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  14.115667  14.119763  13.945604  13.929083  13.106028  12.500000         --         --         --         --
Value at End of Year    14.501586  14.115667  14.119763  13.945604  13.929083  13.106028         --         --         --         --
No. of Units              663,514    855,485  1,040,261  1,296,094  1,797,354    311,783         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  14.859046  14.885619  14.724137  14.728774  13.879256  13.197644  12.500000         --         --         --
Value at End of Year    15.242464  14.859046  14.885619  14.724137  14.728774  13.879256  13.197644         --         --         --
No. of Units              190,542    237,617    284,887    455,937    748,051    394,635     71,598         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  13.977451  14.009436  13.864412  13.875709  13.081938  12.500000         --         --         --         --
Value at End of Year    14.330977  13.977451  14.009436  13.864412  13.875709  13.081938         --         --         --         --
No. of Units              228,728    313,995    421,620    893,046  1,241,175    573,571         --         --         --         --

U.S. HIGH YIELD BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year  12.867118  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    13.868594  12.867118         --         --         --         --         --         --         --         --
No. of Units               19,105      4,834         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  12.862850  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    13.857104  12.862850         --         --         --         --         --         --         --         --
No. of Units               23,999     29,600         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  12.850074  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    13.822640  12.850074         --         --         --         --         --         --         --         --
No. of Units                8,796      3,096         --         --         --         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  12.845809  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    13.811165  12.845809         --         --         --         --         --         --         --         --
No. of Units                  125        594         --         --         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year $14.919872 $14.331439 $13.340177 $ 9.912272 $12.500000         --         --         --         --         --
Value at End of Year    16.212471  14.919872  14.331439  13.340177   9.912272         --         --         --         --         --
No. of Units              748,540    832,991    930,750    744,065    611,671         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  14.892794  14.312562  13.329286   9.909127  12.500000         --         --         --         --         --
Value at End of Year    16.174970  14.892794  14.312562  13.329286   9.909127         --         --         --         --         --
No. of Units              572,165    866,461    885,959    935,324    638,340         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  14.811805  14.256031  13.296623   9.899663  12.500000         --         --         --         --         --
Value at End of Year    16.062972  14.811805  14.256031  13.296623   9.899663         --         --         --         --         --
No. of Units              110,459    128,668    114,004     40,698     14,742         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  14.784920  14.237247  13.285758   9.896515  12.500000         --         --         --         --         --
Value at End of Year    16.025827  14.784920  14.237247  13.285758   9.896515         --         --         --         --         --
No. of Units              142,647    154,702    169,329    141,303    192,924         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  17.002584  16.397272  15.324454  12.500000         --         --         --         --         --         --
Value at End of Year    18.402073  17.002584  16.397272  15.324454         --         --         --         --         --         --
No. of Units                9,817      9,714     13,240      2,638         --         --         --         --         --         --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES I SHARES
(units first credited 5-01-1999)

Contracts with no Optional Benefits
Value at Start of Year  13.767580  13.213437  12.268144   9.090472  12.340662  12.862059  12.708630  12.500000         --         --
Value at End of Year    15.001004  13.767580  13.213437  12.268144   9.090472  12.340662  12.862059  12.708630         --         --
No. of Units            4,013,012  5,077,302  6,277,196  5,308,573  6,231,732  6,796,334  6,201,105  3,259,258         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  12.816453  12.306729  11.432026   8.475151  11.511103  12.500000         --         --         --         --
Value at End of Year    13.957702  12.816453  12.306729  11.432026   8.475151  11.511103         --         --         --         --
No. of Units            1,043,569  1,325,566  1,433,715  1,223,127  1,306,256    543,393         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  13.211775  12.705323  11.820052   8.775940  11.937561  12.467016  12.500000         --         --         --
Value at End of Year    14.366724  13.211775  12.705323  11.820052   8.775940  11.937561  12.467016         --         --         --
No. of Units              486,093    629,766    784,268    706,408    763,615    851,029    417,203         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  12.690890  12.210486  11.365395   8.442592  11.489880  12.500000         --         --         --         --
Value at End of Year    13.793419  12.690890  12.210486  11.365395   8.442592  11.489880         --         --         --         --
No. of Units              560,751    684,361    849,578    886,939    970,148    839,168         --         --         --         --

UTILITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  20.996033  18.293864  14.377295  10.876103  12.500000         --         --         --         --         --
Value at End of Year    27.035080  20.996033  18.293864  14.377295  10.876103         --         --         --         --         --
No. of Units              290,775    276,422    205,928    124,556     89,246         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  20.957916  18.269759  14.365541  10.872646  12.500000         --         --         --         --         --
Value at End of Year    26.972557  20.957916  18.269759  14.365541  10.872646         --         --         --         --         --
No. of Units              194,791    198,667    172,641    172,784    120,363         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  20.843976  18.197615  14.330345  10.862270  12.500000         --         --         --         --         --
Value at End of Year    26.785841  20.843976  18.197615  14.330345  10.862270         --         --         --         --         --
No. of Units               50,023     47,774     20,967     12,183      2,077         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  20.806168  18.173660  14.318639  10.858817  12.500000         --         --         --         --         --
Value at End of Year    26.723938  20.806168  18.173660  14.318639  10.858817         --         --         --         --         --
No. of Units               53,344     66,085     40,364     34,793     49,696         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  21.774451  19.047878  15.030005  12.500000         --         --         --         --         --         --
Value at End of Year    27.925837  21.774451  19.047878  15.030005         --         --         --         --         --         --
No. of Units                9,201      9,416      7,542        298         --         --         --         --         --         --

Vantage Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

UTILITIES TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year $13.519923 $11.753409 $ 9.223482 $ 6.963153 $ 9.250000 $12.500000         --         --         --         --
Value at End of Year    17.440040  13.519923  11.753409   9.223482   6.963153   9.250000         --         --         --         --
No. of Units              672,686    673,118    602,858    438,317    323,742    244,505         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  13.488355  11.731812   9.211153   6.957324   9.246883  12.500000         --         --         --         --
Value at End of Year    17.390646  13.488355  11.731812   9.211153   6.957324   9.246883         --         --         --         --
No. of Units              303,781    380,225    352,997    309,136    253,695     75,795         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  13.394183  11.667328   9.174298   6.939875   9.237560  12.500000         --         --         --         --
Value at End of Year    17.243439  13.394183  11.667328   9.174298   6.939875   9.237560         --         --         --         --
No. of Units               72,448    104,401     75,469     71,484     51,860     28,561         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  13.362951  11.645930   9.162056   6.934069   9.234447  12.500000         --         --         --         --
Value at End of Year    17.194659  13.362951  11.645930   9.162056   6.934069   9.234447         --         --         --         --
No. of Units              139,111    158,378    154,895    162,297    158,320    138,460         --         --         --         --

VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  16.255092  14.693262  12.972509   9.505656  12.500000         --         --         --         --         --
Value at End of Year    19.334420  16.255092  14.693262  12.972509   9.505656         --         --         --         --         --
No. of Units              321,546    274,214    333,067    196,588    134,449         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year  16.225596  14.673914  12.961913   9.502632  12.500000         --         --         --         --         --
Value at End of Year    19.289725  16.225596  14.673914  12.961913   9.502632         --         --         --         --         --
No. of Units              367,536    366,147    468,418    416,769    424,623         --         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year  16.137336  14.615931  12.930141   9.493546  12.500000         --         --         --         --         --
Value at End of Year    19.156131  16.137336  14.615931  12.930141   9.493546         --         --         --         --         --
No. of Units               52,155     31,701     54,054     17,188      3,602         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year  16.108033  14.596666  12.919571   9.490525  12.500000         --         --         --         --         --
Value at End of Year    19.111825  16.108033  14.596666  12.919571   9.490525         --         --         --         --         --
No. of Units               45,698     44,838     48,518     67,228     29,501         --         --         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year  20.327054  18.447390  16.352424  12.500000         --         --         --         --         --         --
Value at End of Year    24.081564  20.327054  18.447390  16.352424         --         --         --         --         --         --
No. of Units                3,310      2,937      1,178        621         --         --         --         --         --         --

VALUE TRUST - SERIES I SHARES (units first credited 8-04-1997)

Contracts with no Optional Benefits
Value at Start of Year  18.774999  16.940045  14.938242  10.933568  14.384678  14.127502  11.517818  12.033566  12.435876  12.500000
Value at End of Year    22.377922  18.774999  16.940045  14.938242  10.933568  14.384678  14.127502  11.517818  12.033566  12.435876
No. of Units            1,670,895  1,866,381  2,569,239  2,675,854  3,536,006  4,020,292  2,384,540  1,929,431  1,262,761    298,713

Contracts with the Annual Step Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year  15.972794  14.418902  12.721391   9.315660  12.262228  12.500000         --         --         --         --
Value at End of Year    19.028484  15.972794  14.418902  12.721391   9.315660  12.262228         --         --         --         --
No. of Units              635,082    806,639    820,056    830,260    915,180    524,403         --         --         --         --

Contracts with the Annual Step Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year  20.463158  18.500073  16.346669  11.988345  15.804033  15.552753  12.500000         --         --         --
Value at End of Year    24.341476  20.463158  18.500073  16.346669  11.988345  15.804033  15.552753         --         --         --
No. of Units              146,528    156,360    269,565    283,567    391,865    495,674    124,861         --         --         --

Contracts with the Annual Step Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year  15.816308  14.306136  12.647240   9.279886  12.239648  12.500000         --         --         --         --
Value at End of Year    18.804541  15.816308  14.306136  12.647240   9.279886  12.239648         --         --         --         --
No. of Units              248,903    271,244    337,831    337,417    381,068    365,986         --         --         --         --

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                          [JOHN HANCOCK ANNUITIES LOGO]        dated May 1, 2007

                       Statement of Additional Information
         John Hancock Life Insurance Company (U.S.A.) Separate Account H

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "Contract and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York as follows:

                     PROSPECTUSES ISSUED BY JOHN HANCOCK USA
           ( to be read with this Statement of Additional Information)
                            Venture Variable Annuity
                           Wealthmark Variable Annuity
                          Venture III Variable Annuity
                         Wealthmark ML3 Variable Annuity
                        Venture Vantage Variable Annuity
                         Venture Vision Variable Annuity
                            Strategy Variable Annuity

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
        Annuity Service Center                  Mailing Address
        601 Congress Street                     Post Office Box 55230
        Boston, Massachusetts 02210-2805        Boston, Massachusetts 02205-5230
        (617) 663-3000 or (800) 344-1029        www.jhannuities.com


JHUSA SEP ACCT H SAI 5/07

                                Table of Contents

GENERAL INFORMATION AND HISTORY                                           3
ACCUMULATION UNIT VALUE TABLES                                            3
SERVICES                                                                  3
  Independent Registered Public Accounting Firm                           3
  Servicing Agent                                                         3
  Principal Underwriter                                                   3
  Special Compensation and Reimbursement Arrangements                     4
  Sales and Asset Based Payments.                                         6
  Administrative and Processing Support Payments.                         6
  Other Payments.                                                         7
LEGAL AND REGULATORY MATTERS                                              7
APPENDIX A:  AUDITED FINANCIAL STATEMENTS.............................  A-1

                         General Information and History

John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "Separate Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("we," "us," "the Company," or "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. We also have an Annuity Service Center located at 601 Congress Street, Boston, Massachusetts 02210. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Separate Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Separate Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

Independent Registered Public Accounting Firm

The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2006, and for each of the two years in the period ended December 31, 2006, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Servicing Agent

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;
-     semimonthly commission statements;
-     monthly summaries of agent production and daily transaction reports;
-     semiannual statements for contract owners; and
-     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

Principal Underwriter

John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH

Distributors in 2006, 2005, and 2004 were $516,555,523, $510,874,858 and
$403,619,081, respectively.

Special Compensation and Reimbursement Arrangements

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.

The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make, either from 12b-1 distribution fees received from the Contracts' underlying investment funds or out of our own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.

We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.

The categories of payments that we provide, directly or through JHD, to firms are described below. These categories are not mutually exclusive and we may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in our efforts to promote the sale of the Contracts. We agree with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. We determine which firms to support and the extent of the payments it is willing to make. We generally choose to compensate firms that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts. We do not make an independent assessment of the cost of providing such services.

The following list includes the names of member firms of the NASD (or their affiliated broker-dealers) that we are aware (as of December 1, 2007) received a revenue sharing payment of more than $5,000 with respect to annuity business during the last calendar year. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract:

NAME OF FIRM

                                   DISTRIBUTOR

                            1st Global Capital Corp.
                           A. G. Edwards & Sons, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.

                                   DISTRIBUTOR

                    American General Securities Incorporated
                  American Portfolios Financial Services, Inc.
               Berthal, Fisher & Company Financial Services, Inc.
                            Centaurus Financial, Inc.
                          Citicorp Investment Services
                         Citigroup Global Markets, Inc.
                               Comerica Securities
                         Commonwealth Financial Network
                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                       Founders Financial Securities, LLC
                         Geneos Wealth Management, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments, Inc.
                           HSBC Securities (USA) Inc.
                 ING - Financial Network Investment Corporation
                  ING - Multi-Financial Securities Corporation
                    ING - Primevest Financial Services, Inc.
                          ING Financial Partners, Inc.
                              InterSecurities, Inc.
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, Inc.
                     Jefferson Pilot Securities Corporation
                          LaSalle St Securities, L.L.C.
                     Lincoln Financial Advisors Corporation
                           Linsco/Private Ledger Corp.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                            McDonald Investments Inc.
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                           Money Concepts Capital Corp
                          Morgan Keegan & Company, Inc.
                           Next Financial Group, Inc.
                              NFP Securities, Inc.
                           NPH - SII Investments, Inc.
                       NPH - Invest Financial Corporation
                    NPH - Investment Centers of America, Inc.
                       NPH - National Planning Corporation
                          Ohio Savings Securities, Inc.
                  PAC of America - Associated Securities Corp.
                   PAC of America - Mutual Service Corporation
              PAC of America - United Planners' Financial Services
                PAC of America - Waterstone Financial Group, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                          Prime Capital Services, Inc.
                                ProEquities, Inc.
                        Prospera Financial Services, Inc.
                           Questar Capital Corporation
                        Raymond James & Associates, Inc.
                     Raymond James Financial Services, Inc.
                             RBC Dain Rauscher, Inc.

                                   DISTRIBUTOR

                         Sammons Securities Company, LLC
                           Scott & Stringfellow, Inc.
                            Securities America, Inc.
                           Sigma Financial Corporation
                            Signator Investors, Inc.
                          (subsidiary of John Hancock)
                             SWS Financial Services
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.
                          UBS Financial Services, Inc.
                               US Advisors Network
                         US Bancorp Piper Jaffray & Co.
                            USAllianz Securites, Inc.
                      Uvest Financial Services Group, Inc.
                            Wachovia Securities, LLC
                         Walnut Street Securities, Inc.
                        Webster Investment Services, Inc.
                        Woodbury Financial Services, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments. We may, directly or through JHD, also provide, either from the12b-1 distribution fees received from the funds underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contacts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

-     the Separate Account; or
- the ability of the principal underwriter to perform its contract with the Separate Account; or
- on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                    APPENDIX A: Audited Financial Statements

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)
Years Ended December 31, 2006, 2005, and 2004

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................... F-2

Audited Consolidated Financial Statements:

Consolidated Balance Sheets as of December 31, 2006 and 2005............... F-3

Consolidated Statements of Income for the years ended December 31, 2006,
  2005, and 2004........................................................... F-4

Consolidated Statements of Changes in Shareholder's Equity and
  Comprehensive Income for the years ended December 31, 2006, 2005, and
  2004..................................................................... F-5

Consolidated Statements of Cash Flows for the years ended December 31,
  2006, 2005, and 2004..................................................... F-6

Notes to Consolidated Financial Statements................................. F-7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A) ("The Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in shareholder's equity and other comprehensive income, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2006 and 2005 and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2006 the Company changed its method of accounting for defined benefit pension and other post retirement plans. Also as discussed in Note 1 to the consolidated financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 20, 2007

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                          CONSOLIDATED BALANCE SHEETS

                                                                December 31,
                                                              -----------------
                                                                2006     2005
                                                              -------- --------
                                                                (in millions)
Assets

Investments
Fixed maturities:
   Available-for-sale - at fair value (cost: 2006 - $11,231;
     2005 - $11,215)......................................... $ 11,629 $ 11,770
Equity securities:
   Available-for-sale - at fair value (cost: 2006 - $857;
     2005 - $478)............................................    1,034      584
Mortgage loans on real estate................................    2,446    2,410
Real estate..................................................    1,401    1,449
Policy loans.................................................    2,340    2,187
Short term investments.......................................      645      549
Other invested assets........................................      132       61
                                                              -------- --------
   Total Investments.........................................   19,627   19,010

Cash and cash equivalents....................................    4,112    2,591
Accrued investment income....................................      247      246
Deferred acquisition costs...................................    4,701    4,112
Deferred sales inducements...................................      235      231
Amounts due from affiliates..................................    2,657    2,520
Reinsurance recoverable......................................    1,295    1,201
Other assets (Goodwill: 2006-$54; 2005-$54)..................    1,276    1,184
Separate account assets......................................   90,462   70,565
                                                              -------- --------
   Total Assets.............................................. $124,612 $101,660
                                                              ======== ========
Liabilities and Shareholder's Equity

Liabilities:

Future policy benefits....................................... $ 22,379 $ 20,930
Policyholders' funds.........................................      226      161
Unearned revenue.............................................      766      811
Unpaid claims and claim expense reserves.....................      776      579
Dividends payable to policyholders...........................      200      203
Amounts due to affiliates....................................    2,767    2,396
Deferred income tax liability................................      762      610
Other liabilities............................................    1,492    1,278
Separate account liabilities.................................   90,462   70,565
                                                              -------- --------
   Total Liabilities.........................................  119,830   97,533

Shareholder's Equity:

Capital stock................................................       76        5
Additional paid in capital...................................    2,145    2,045
Retained earnings............................................    1,922    1,410
Accumulated other comprehensive income.......................      639      667
                                                              -------- --------
   Total Shareholder's Equity................................    4,782    4,127
                                                              -------- --------
   Total Liabilities and Shareholder's Equity................ $124,612 $101,660
                                                              ======== ========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                       CONSOLIDATED STATEMENTS OF INCOME

                                                           For the years ended
                                                               December 31,
                                                           --------------------
                                                            2006   2005   2004
                                                           ------ ------ ------
                                                              (in millions)
Revenues
   Premiums............................................... $1,014 $  870 $  943
   Fee income.............................................  2,483  1,769  1,374
   Net investment income..................................  1,163  1,169  1,148
   Net realized investment gains..........................      5    209    285
                                                           ------ ------ ------
       Total revenues.....................................  4,665  4,017  3,750

Benefits and expenses

   Benefits to policyholders..............................  1,889  1,579  1,687
   Other operating costs and expenses.....................  1,117    921    737
   Amortization of deferred acquisition costs and
     deferred sales inducements...........................    529    322    358
   Dividends to policyholders.............................    395    400    389
                                                           ------ ------ ------
       Total benefits and expenses........................  3,930  3,222  3,171

Income before income taxes and cumulative effect of
  accounting change.......................................    735    795    579
Income taxes..............................................    223    247    168
                                                           ------ ------ ------
Income before cumulative effect of accounting change......    512    548    411
Cumulative effect of accounting change, net of tax........     --     --     48
                                                           ------ ------ ------
Net income................................................ $  512 $  548 $  459
                                                           ====== ====== ======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                           AND COMPREHENSIVE INCOME

                                                                         Accumulated
                                                    Additional              Other         Total
                                            Capital  Paid In   Retained Comprehensive Shareholder's Outstanding
                                             Stock   Capital   Earnings    Income        Equity       Shares
                                            ------- ---------- -------- ------------- ------------- -----------
                                                 (in millions, except for shares outstanding)       (thousands)
Balance at January 1, 2004.................   $ 5     $2,024    $  753      $ 793        $3,575        4,829
   Comprehensive income:
       Net income..........................                        459                      459
       Other comprehensive income,
         net of tax:
          Net unrealized losses............                                   (25)          (25)
          Net gains on cash flow
            hedges.........................                                     6             6
          Minimum pension liability........                                    (1)           (1)
          Foreign currency
            translation adjustment.........                                    55            55
                                                                                         ------
   Comprehensive income....................                                                 494
Dividend paid to parent....................                       (150)                    (150)
                                              ---     ------    ------      -----        ------        -----
Balance at December 31, 2004...............   $ 5     $2,024    $1,062      $ 828        $3,919        4,829
                                              ===     ======    ======      =====        ======        =====
Balance at January 1, 2005.................   $ 5     $2,024    $1,062      $ 828        $3,919        4,829
   Comprehensive income:
       Net income..........................                        548                      548
       Other comprehensive income,
         net of tax:
          Net unrealized losses............                                  (139)         (139)
          Net losses on cash flow
            hedges.........................                                    (1)           (1)
          Minimum pension liability........                                   (21)          (21)
                                                                                         ------
   Comprehensive income....................                                                 387
Capital contribution from parent...........               13                                 13
Transactions with affiliates...............                8                                  8
Dividend paid to parent....................                       (200)                    (200)
                                              ---     ------    ------      -----        ------        -----
Balance at December 31, 2005...............   $ 5     $2,045    $1,410      $ 667        $4,127        4,829
                                              ===     ======    ======      =====        ======        =====
Balance at January 1, 2006.................   $ 5     $2,045    $1,410      $ 667        $4,127        4,829
   Comprehensive income:
       Net income..........................                        512                      512
       Other comprehensive income,
         net of tax:.......................
          Net unrealized losses............                                   (38)          (38)
          Minimum pension liability........                                     5             5
          Foreign currency
            translation adjustment.........                                     7             7
                                                                                         ------
   Comprehensive income....................                                                 486
SFAS 158 transition adjustment.............                                    (2)           (2)
Common stock issued to parent..............    71                                            71
Transaction with affiliate.................               87                                 87
Stock options..............................               13                                 13
                                              ---     ------    ------      -----        ------        -----
Balance at December 31, 2006...............   $76     $2,145    $1,922      $ 639        $4,782        4,829
                                              ===     ======    ======      =====        ======        =====

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                           For the years ended December 31,
                                                                           -------------------------------
                                                                             2006        2005       2004
                                                                            --------    -------   -------
                                                                                  (in millions)
Cash flows provided by (used in) operating activities:
   Net income............................................................. $    512    $   548    $   459
       Adjustments to reconcile net income to net cash provided by operating activities:
       Net realized investment gains......................................       (5)      (209)      (285)
       Change in accounting principle.....................................       --         --        (48)
       Amortization of premium/discount - fixed maturities................       13         27        (18)
       Deferral of acquisition costs and sales inducements................   (1,154)      (976)      (901)
       Amortization of deferred acquisition costs and deferred sales
         inducements......................................................      529        322        358
       Depreciation and amortization......................................       26         27         21
       (Increase) decrease in accrued investment income...................       (1)        58          7
       Decrease (increase) in other assets and other liabilities, net.....      104       (378)       145
       Increase (decrease) in policyholder liabilities and accruals,
         net..............................................................      479       (397)       432
       Increase in deferred income tax liability..........................      122        118        128
                                                                            --------    -------   -------
       Net cash provided by (used in) operating activities................      625       (860)       298

Cash flows used in investing activities:
   Sales, maturities, prepayments and scheduled redemptions of:
       Fixed maturities available-for-sale................................   10,315      8,523      9,218
       Equity securities available-for-sale...............................      355        153        209
       Mortgage loans on real estate......................................    1,105        508        335
       Real estate........................................................       27          9          3
       Other invested assets..............................................        1          1         --
   Purchases of:
       Fixed maturities available-for-sale................................  (10,327)    (9,294)    (9,277)
       Equity securities available-for-sale...............................     (690)      (261)      (159)
       Real estate........................................................      (16)       (35)      (212)
       Other invested assets..............................................      (75)        (7)        --
   Mortgage loans on real estate issued...................................   (1,128)      (529)      (481)
   Net purchases of short-term investments................................     (162)      (112)      (170)
   Policy loans (advanced) repaid, net....................................     (154)       480       (149)
                                                                            --------    -------   -------
       Net cash used in investing activities..............................     (749)      (564)      (683)

Cash flows provided by financing activities:
   Common stock issued to parent..........................................       71         --         --
   Capital contribution from parent.......................................       --         13         --
   Cash received on sale of real estate to affiliate......................      150         --         --
   Net cash transferred related to Taiwan operations......................       --        (24)        --
   Universal life and investment-type contract deposits...................    2,832      2,144    $ 2,250
   Universal life and investment-type contract maturities and
     withdrawals..........................................................   (1,266)      (938)    (1,327)
   Net transfers to separate accounts from policyholders funds............     (433)      (341)      (414)
   Unearned revenue on financial reinsurance..............................      (49)        49        120
   Increase in amounts due to/from affiliates, net........................      289      1,810        155
   Excess tax benefits related to share based payments....................        2         --         --
   Net reinsurance recoverable............................................       49         20        261
   Dividend paid to parent................................................       --       (200)      (150)
                                                                            --------    -------   -------
   Net cash provided by financing activities..............................    1,645      2,533        895

   Net increase in cash and cash equivalents..............................    1,521      1,109        510
Cash and cash equivalents at beginning of year............................    2,591      1,482        972
                                                                            --------    -------   -------
Cash and cash equivalents at end of year.................................. $  4,112    $ 2,591    $ 1,482
                                                                            ========    =======   =======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 - Summary of Significant Accounting Policies

Business

John Hancock Life Insurance Company (U.S.A.) ("JH USA" or "The Company") is a wholly owned subsidiary of The Manufacturers Investment Corporation ("MIC"). MIC is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI, in turn, is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

JH USA was formerly known as The Manufacturers Life Insurance Company (U.S.A.). As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc., ("JHFS"), the Company changed its name effective January 1, 2005.

The Company offers and issues individual and group annuity contracts, and individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold primarily in the United States. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the John Hancock Trust ("JHT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

John Hancock Investment Management Services, LLC ("JHIMS"), a subsidiary of the Company, is the investment advisor to JHT. On November 1, 2005, JHIMS amended its Limited Liability Company Agreement to admit a new member. This amendment decreased the Company's consolidated ownership interest in JHIMS from 100% to 95%. JH USA directly owns 57% of JHIMS, while it's wholly owned subsidiary, John Hancock Life Insurance Company of New York, owns 38%. The remaining 5% of JHIMS is owned by an affiliate, John Hancock Funds, LLC.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its majority owned and or controlled subsidiaries. All significant intercompany transactions and balances have been eliminated.

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year's presentation.

Investments

The Company classifies its fixed maturity securities as available-for-sale and records these securities at fair value. Interest income is generally recognized on the accrual basis. The cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts which are calculated using the effective interest method. Such amortization is included in net investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment gains.

For the mortgage-backed securities, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the yield is recalculated to reflect actual payments to date and anticipated future payments.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, deferred sales inducements, and participating group annuity contracts.

Equity securities include common stock and preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized gains and losses are reflected in shareholders' equity, as described above for fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment gains.

In evaluating whether a decline in fair value is other-than-temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer, the intent and ability to hold the security until it recovers in value or matures, and whether the debtor is current on contractually obligated interest and principal payments.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premium or discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment gains. Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment gains.

Policy loans are reported at aggregate unpaid balances, which approximate fair value.

Short-term investments, which include investments with maturities greater than 90 days and less than one year, are reported at fair value.

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or accretion of discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

Derivative Financial Instruments

All derivative instruments are reported on the consolidated balance sheets at fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in income.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in accumulated other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings.

Cash and Cash Equivalents

Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and group pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DAC was deemed recoverable.

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducements are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC. DSI is reviewed annually to determine recoverability from future income, and if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DSI was deemed recoverable.

Reinsurance

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Separate Accounts

Separate account assets and liabilities reported in the Company's consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contract holders. Net investment income and net realized investment gains or losses generally accrue directly to such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment gains or losses of separate accounts are not included in the revenues of the Company. Fees charged to contract holders, principally mortality, policy administration and surrender charges, are included in the revenues of the Company.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Future Policy Benefits and Policyholders' Funds

Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized investment gains associated with the underlying assets.

For fixed and variable annuities, group pension contracts, variable life contracts, and universal life insurance contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

Benefits for fixed and variable annuities, variable life contracts, universal life insurance contracts, and group pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. For the years 2004 through 2006, interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies ranged from 2.5% to 7.8%. As of December 31, 2006 and 2005, participating insurance liabilities expressed as a percentage of total actuarial reserves and account values were 39.2% and 41.2%, respectively.

Participating Insurance

For those participating policies in force as of September 23, 1999 and as a result of the demutualization of MLI, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2006 and 2005, $8,894 million and $8,743 million of policyholder liabilities and accruals related to the participating policyholders' accounts were included in the closed block.

JH USA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of the policyholder dividend liability approximated the earned amount and fair value as of December 31, 2006 and 2005.

Revenue Recognition

Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and will be recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Federal Income Taxes

Income taxes have been provided for in accordance with SFAS 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Share Based Payments

The Company adopted SFAS 123(R), "Share Based Payment", on January 1, 2006. This standard requires that the costs resulting from share based payment transactions with employees be recognized in the financial statements using a fair value based measurement method. The Company had previously adopted the fair value recognition provisions of SFAS 123, "Accounting for Stock Options", effective January 1, 2003 prospectively for all options granted to employees on or after January 1, 2002.

Certain Company employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC. Effective January 1, 2002, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to Company employees is recognized in the accounts of the Company over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to JH USA employees is recognized in the accounts of the Company over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S generally accepted accounting principles, is recorded in the accounts of the Company in other operating costs and expenses.

Upon adoption of SFAS 123(R), the Company was required to determine the portion of additional paid in capital that was generated from the realization of excess tax benefits prior to the adoption of SFAS 123(R) available to offset deferred tax assets that may need to be written off in future periods had the Company adopted the SFAS 123 fair value recognition provisions in 2001. The Company elected to calculate this "pool" of additional paid in capital using the shortcut method as permitted by FASB Staff Position ("FSP") 123(R)-3, "Transition Election to Accounting for the Tax Effects of Share Based Payment Awards".

SFAS 123(R) also requires the benefits of tax deductions in excess of recognized compensation expense to be reported as a financing cash flow, rather than as an operating cash flow. This requirement will reduce net operating cash flows and increase net financing cash flows in periods after adoption. Financing cash flows for 2006 of $2 million related to the benefits of excess tax deductions have been reported in the Consolidated Statements of Cash Flows.

Foreign Currency Translation

The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using translation rates in effect at the consolidated balance sheet dates. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average translation rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

Recent Accounting Pronouncements

   Statement of Financial Accounting Standards No.159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159")

In February 2007, the Financial Accounting Standards Board (the "FASB") issued SFAS 159. SFAS 159's objective is to enable companies to mitigate the earnings volatility caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. SFAS 159 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable, and can be applied on a partial basis, i.e., to some but not all similar financial assets or liabilities.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SFAS 159 will be effective for the Company beginning January 1, 2008, and will then be prospectively applicable. The Company is currently evaluating the impact SFAS 159 will have on its consolidated financial statements.

   Statement of Financial Accounting Standards No.158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 123(R) ("SFAS 158")

On December 31, 2006, the Company adopted SFAS 158. SFAS 158 requires the Company on a prospective basis to recognize in its consolidated balance sheet either an asset for a defined benefit postretirement plan's overfunded status or a liability for its underfunded status. Changes in the funded status of a defined benefit postretirement plan are recognized in comprehensive income in the year the changes occur.

As a result of the adoption of SFAS 158 as of December 31, 2006, the Company recorded a loss of ($2) million, net of tax benefit of $1 million, to accumulated other comprehensive income to recognize the funded status of its defined benefit pension and other post-retirement benefit plans.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157")

On September 15, 2006, the FASB issued SFAS 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS 157 will be effective for the Company beginning January 1, 2008 and will then be prospectively applicable. The Company is currently evaluating the impact SFAS 157 will have on its consolidated financial statements.

   FASB Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48")

The FASB issued FIN 48 in June 2006. FIN 48 prescribes recognition and measurement model for impact of tax positions taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either (A) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (B) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both A and B. FIN 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN 48 will be effective for the Company's consolidated financial statement beginning January 1, 2007 and will be prospectively applied. Adoption of FIN 48 is not expected to result in a material impact on the Company's consolidated financial statements.

   Statement of Financial Accounting Standards No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155")

On February 16, 2006, the FASB issued SFAS 155, amending FASB Statements 133 and 140, bringing consistency to accounting and reporting for certain hybrid financial instruments by simplifying and eliminating exceptions to the accounting for them. SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.

SFAS 155 will be effective for the Company's financial statements beginning on January 1, 2007 and will be applied to financial instruments created or modified after that date. Adoption of SFAS 155 is not expected to result in a material impact on the Company's consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

   Statement of Position 05-1 - "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and instead be charged off to expense.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP 05-1 as of January 1, 2007, there was no cumulative effect adjustment recorded to the Company's consolidated financial statements.

   Emerging Issues Task Force Issue No. 04-5 "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole General Partner and the Limited Partners Have Certain Rights" ("EITF 04-5")

In July 2005, the Emerging Issues Task Force of the FASB issued EITF 04-5. EITF 04-5 mandates a rebuttable presumption that the general partner of a partnership (or managing member of a limited liability company) controls the partnership and should consolidate it, unless limited partners have either substantive kickout rights (defined as the ability to remove the general partner without cause by action of simple majority) or have substantive participating rights (defined as the ability to be actively involved in managing the partnership) or the partnership is a Variable Interest Entity ("VIE"), in which case VIE consolidated accounting rules should instead be followed. The Company's adoption of EITF 04-5 in 2006 resulted in no impact to the Company's consolidated financial statements.

   Statement of Financial Accounting Standards No. 154 - Accounting Changes and Error Corrections- a replacement of APB Opinion No. 20 and Statement of Financial Accounting Standards No. 3 ("SFAS 154")

In May 2005, the FASB issued SFAS 154, which replaces Accounting Principles Board ("APB") Opinion 20, "Accounting Changes", and SFAS 3, "Reporting Accounting Changes in Interim Financial Statements", and which changes the requirements for the accounting for and reporting of a change in accounting principle. This Statement applies to all voluntary changes in accounting principle. It also applies to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

SFAS 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS 154 carries forward without change the guidance contained in Opinion 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

The adoption of SFAS 154 on January 1, 2006 had no immediate impact on the Company's consolidated financial statements.

   SFAS No. 123 (revised 2004) - Share Based Payment ("SFAS 123(R)")

In December 2004, the FASB issued SFAS 123R, which is a revision of SFAS 123, "Accounting for Stock-Based Compensation". SFAS 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS 95, "Statement of Cash Flows". Generally, the approach in SFAS 123(R) is similar to the approach described in SFAS 123. However, SFAS 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of MFC granted to its employees.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Because SFAS 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS 123 will be recognized under SFAS 123(R). However, had the Company adopted SFAS 123(R) in prior periods, the impact of that standard would have been immaterial to its consolidated financial statements.

   FASB Staff Position 106-2 - Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003("FSP 106-2")

In May 2004, the FASB issued FSP 106-2. In accordance with FSP 106-2, the Company recorded a $1 million decrease in accumulated postretirement benefit obligation for the year ended December 31, 2004.

On December 8, 2003, President George W. Bush signed into law the Medicare Prescription Drug Improvement and Modernization Act of 2003 (the "Act"). The Act expanded Medicare, primarily by adding a prescription drug benefit for Medicare eligible retirees effective January 1, 2006. The Act provides for special tax-free subsidies to employers that offer plans with qualifying drug coverage beginning in 2006. Since the subsidy provided by the Company to its retirees for prescription drug benefits meets the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for its retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in its other post-retirement benefit plan liability.

   Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the AcSEC of the AICPA issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004, and resulted in an increase in 2004 net income and shareholder's equity of $48 million (net of income tax expense of $26 million).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 - Investments

The following information summarizes the components of net investment income and net realized investment gains (losses):

                                                          For the year ended
                                                             December 31,
                                                        ----------------------
                                                         2006    2005    2004
                                                        ------  ------  ------
                                                             (in millions)
Net investment income
   Fixed maturities.................................... $  730  $  705  $  692
   Equity securities...................................     24      17      16
   Mortgage loans on real estate.......................    152     157     155
   Real estate.........................................     98      92      86
   Other...............................................    219     233     230
                                                        ------  ------  ------
   Gross investment income.............................  1,223   1,204   1,179
       Less investment expenses........................     60      35      31
                                                        ======  ======  ======

Net investment income.................................. $1,163  $1,169  $1,148
                                                        ======  ======  ======
Net realized investment gains (losses)
   Fixed maturities.................................... $  (54) $  178  $  216
   Equity securities...................................     44      17      34
   Mortgage loans on real estate.......................     13      20      37
   Real estate.........................................      7      (2)      1
   Other...............................................     (5)     (4)     (3)
                                                        ------  ------  ------
Net realized investment gains.......................... $    5  $  209  $  285
                                                        ======  ======  ======

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

As of December 31, 2006 and 2005, all fixed maturity and equity securities were classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized below for the years indicated:

                                                              December 31, 2006
                                                   ---------------------------------------
                                                               Gross      Gross
                                                   Amortized Unrealized Unrealized  Fair
                                                     Cost      Gains      Losses    Value
                                                   --------- ---------- ---------- -------
                                                                (in millions)
Available-for-Sale:
U.S. government...................................  $ 4,052     $ 47       $  5    $ 4,094
Foreign governments...............................      937      182         --      1,119
Corporate securities..............................    6,079      234         62      6,251
Mortgage-backed securities........................      163        4          2        165
                                                    -------     ----       ----    -------
Total fixed maturities available-for-sale.........   11,231      467         69     11,629
Equity securities.................................      857      182          5      1,034
                                                    -------     ----       ----    -------
   Total fixed maturities and equity securities
     available-for-sale...........................  $12,088     $649       $ 74    $12,663
                                                    =======     ====       ====    =======

                                                              December 31, 2005
                                                   ---------------------------------------
                                                               Gross      Gross
                                                   Amortized Unrealized Unrealized  Fair
                                                     Cost      Gains      Losses    Value
                                                   --------- ---------- ---------- -------
                                                                (in millions)
Available-for-Sale:
U.S. government...................................  $ 4,332     $102       $ 35    $ 4,399
Foreign governments...............................    1,019      221         --      1,240
Corporate securities..............................    5,723      321         56      5,988
Mortgage-backed securities........................      141        4          2        143
                                                    -------     ----       ----    -------
Total fixed maturities available-for-sale.........   11,215      648         93     11,770
Equity securities.................................      478      113          7        584
                                                    -------     ----       ----    -------
   Total fixed maturities and equity securities
     available-for-sale...........................  $11,693     $761       $100    $12,354
                                                    =======     ====       ====    =======

Proceeds from sales of fixed maturity securities were $9,657 million, $8,293 million, and $8,860 million for the years ended December 31, 2006, 2005, and 2004. Gross gains and losses of $114 million and $125 million, respectively, were realized on those sales (2005 - $214 million and $69 million, respectively; 2004 - $252 million and $123 million, respectively). During 2006, other-than-temporary impairments on fixed maturity securities of $54 million (2005 - $0; 2004 - $0) were recognized in the consolidated statements of income.

Proceeds from sales of equity securities were $355 million, $153 million, and $209 million for the years ended December 31, 2006, 2005, and 2004. Gross gains and losses of $48 million and $7 million, respectively, were realized on those sales (2005 - $37 million and $8 million respectively; 2004 - $35 million and $28 million, respectively). In addition, other-than-temporary impairments on equity securities of $10 million, $14 million, and $10 million for the years ended December 31, 2006, 2005, and 2004, respectively, were recognized in the consolidated statements of income.

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

At the end of each quarter, the Manulife Loan Review Committee (the "committee") reviews all securities where market value is less than eighty percent of amortized cost for six months or more to determine whether impairments need to be taken. The committee meets with the management responsible for restructurings, as well as the management of each industry team, and portfolio management. The analysis focuses on each investee company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Manulife Credit Committee. The Loan Review Committee includes Manulife's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired the difference between amortized cost and fair value is charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include (1) the risk that the committee's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Manulife investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by Manulife, or changes in other facts and circumstances lead it to change it's intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

As of December 31, 2006 and 2005, there were 425 and 366 fixed maturity securities with an aggregate gross unrealized loss of $69 million and $93 million as of December 31, 2006, and 2005, of which the single largest unrealized loss was $2 million and $4 million as of December 31, 2006 and 2005, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

As of December 31, 2006 and 2005, there were 75 and 82 equity securities with an aggregate gross unrealized loss of $5 million and $7 million as of December 31, 2006 and 2005, of which the single largest unrealized loss was $1 million and $1 million as of December 31, 2006 and 2005, respectively. The Company anticipates that these equity securities will recover in value.

                                                       Unrealized Losses on Fixed Maturity and Equity Securities
                                                   ----------------------------------------------------------------
                                                                        As of December 31, 2006
                                                   ----------------------------------------------------------------
                                                    Less than 12 months    12 months or more           Total
                                                   --------------------  --------------------  --------------------
                                                    Carrying              Carrying              Carrying
                                                    Value of              Value of              Value of
                                                   Securities            Securities            Securities
                                                   with Gross            with Gross            with Gross
                                                   Unrealized Unrealized Unrealized Unrealized Unrealized Unrealized
Description of securities:                           Losses     Losses     Losses     Losses     Losses     Losses
--------------------------                         ---------- ---------- ---------- ---------- ---------- ----------
US Treasury obligations and direct obligations of
  U.S. government agencies........................   $  451      $ (3)     $  137      $ (2)     $  588      $ (5)
Federal agency mortgage backed securities.........       22        --          71        (2)         93        (2)
Fixed maturity securities issued by foreign
  governments.....................................       --        --          10        --          10        --
Corporate bonds...................................    1,212       (25)      1,175       (37)      2,387       (62)
                                                     ------      ----      ------      ----      ------      ----
   Total fixed maturity securities................    1,685       (28)      1,393       (41)      3,078       (69)
Equity securities.................................       77        (3)         19        (2)         96        (5)
                                                     ------      ----      ------      ----      ------      ----
   Total fixed maturity and equity securities.....   $1,762      $(31)     $1,412      $(43)     $3,174      $(74)
                                                     ======      ====      ======      ====      ======      ====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                            Unrealized Losses on Fixed Maturity and Equity Securities
                                                        ----------------------------------------------------------------
                                                                             As of December 31, 2005
                                                        ----------------------------------------------------------------
                                                         Less than 12 months    12 months or more           Total
                                                        --------------------  --------------------  --------------------
                                                         Carrying              Carrying              Carrying
                                                         Value of              Value of              Value of
                                                        Securities            Securities            Securities
                                                        with Gross            with Gross            with Gross
                                                        Unrealized Unrealized Unrealized Unrealized Unrealized Unrealized
Description of securities:                                Losses     Losses     Losses     Losses     Losses     Losses
--------------------------                              ---------- ---------- ---------- ---------- ---------- ----------
US Treasury obligations and direct obligations of U.S.
  government agencies..................................   $1,665      $(30)      $222       $ (5)     $1,887     $ (35)
Federal agency mortgage backed securities..............       66        (2)        15         --          81        (2)
Corporate bonds........................................    1,525       (36)       574        (20)      2,099       (56)
                                                          ------      ----       ----       ----      ------     -----
   Total fixed maturity securities.....................    3,256       (68)       811        (25)      4,067       (93)
Equity securities......................................       37        (4)        22         (3)         59        (7)
                                                          ------      ----       ----       ----      ------     -----
   Total fixed maturity and equity securities..........   $3,293      $(72)      $833       $(28)     $4,126     $(100)
                                                          ======      ====       ====       ====      ======     =====

The amortized cost and fair value of fixed maturities as of December 31, 2006, by contractual maturity, are shown below:

                                                              Amortized  Fair
                                                                Cost     Value
                                                              --------- -------
                                                                (in millions)
Available-for-Sale:
Due in one year or less......................................  $   659  $   657
Due after one year through five years........................    1,657    1,686
Due after five years through ten years.......................    4,253    4,262
Due after ten years..........................................    4,499    4,859
                                                               -------  -------
                                                                11,068   11,464
Mortgage-backed securities...................................      163      165
                                                               -------  -------
   Total fixed maturities available-for-sale.................  $11,231  $11,629
                                                               =======  =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of these investments before maturity.

As of December 31, 2006, fixed maturity securities with a fair value of $8 million (2005 - $9 million) were on deposit with government authorities as required by law.

Mortgage loans on real estate

Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the mortgage agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired mortgage loans that may be susceptible to significant change. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment gains. Interest received on impaired mortgage loans on real estate is included in net investment income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the fair value of the collateral at the date of foreclosure, which establishes a new cost basis.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Mortgage loans on real estate - (continued)

Changes in the allowance for possible losses on mortgage loans on real estate were as follows:

                                     Balance at                      Balance at
                                     Beginning                         End of
(in millions)                        of Period  Additions Deductions   Period
-------------                        ---------- --------- ---------- ----------
Year ended December 31, 2006........    $ 4        $1        $ 3         $2
                                        ---        --        ---         --
Year ended December 31, 2005........    $ 7        $3        $ 6         $4
                                        ---        --        ---         --
Year ended December 31, 2004........    $14        $9        $16         $7
                                        ---        --        ---         --

At December 31, 2006 and 2005, the total recorded investment in mortgage loans considered to be impaired in accordance with Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses, were as follows:

                                                             As of December 31,
                                                             -----------------
                                                             2006      2005
                                                             ----      ----
                                                             (in millions)
Impaired mortgage loans on real estate with provision for
  losses.................................................... $13       $20
Provision for losses........................................  (2)       (4)
                                                             ---       ---
Net impaired mortgage loans on real estate.................. $11       $16
                                                             ===       ===

All impaired loans have been provided for and no interest is accrued on impaired loans.

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                      2006     2005    2004
                                                      ----     ----    ----
                                                          (in millions)
Average recorded investment in impaired loans........ $16      $31     $46
Interest income recognized on impaired loans......... $--      $--     $--

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Mortgage loans on real estate - (continued)

There were no restructured mortgage loans as of December 31, 2006 and 2005, respectively.

At December 31, 2006, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

                            Carrying                                Carrying
Collateral Property Type     Amount     Geographic Concentration     Amount
------------------------  ------------- ------------------------  -------------
                          (in millions)                           (in millions)
Apartments...............    $  140     East North Central.......    $  328
Industrial...............       495     East South Central.......        39
Office buildings.........       867     Middle Atlantic..........       289
Retail...................       546     Mountain.................       226
Multi family.............       150     New England..............       148
Mixed use................        35     Pacific..................       698
Agricultural.............        63     South Atlantic...........       576
Other....................       152     West North Central.......        11
                                        West South Central.......       133
Allowance for losses.....        (2)    Allowance for losses.....        (2)
                             ------                                  ------
Total....................    $2,446     Total....................    $2,446
                             ======                                  ======

Mortgage loans with outstanding principal balances of $15 million were non-income producing as of December 31, 2006. There was no non-income producing real estate as of December 31, 2006.

Securities Lending

The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is deposited by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2006 the Company had loaned securities, which are included in invested assets, with a carrying value and market value of approximately $1,332 million and $1,320 million, respectively (2005 - $3,609 million and $3,636 million, respectively).

Note 3 - Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

The fair value of derivative instruments classified as assets at December 31, 2006 and 2005 was $39 million and $8 million, and is reported on the consolidated balance sheets in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2006 and 2005 was $91 million and $41 million, and is reported on the consolidated balance sheets in other liabilities.

Fair Value Hedges

The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company uses cross currency rate swap agreements to manage exposures to foreign currency arising from its consolidated balance sheet assets and liabilities. Cross currency swap agreements involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency.

For the years ended December 31, 2006, 2005 and 2004, the Company recognized net gains of $3 million, net losses of $2 million, and net losses of $1 million, respectively, related to the ineffective portion of its fair value hedges.

Cash Flow Hedges

The Company also uses interest rate swap agreements to hedge the variable cash flows arising from floating-rate assets held on its consolidated balance sheet. Under interest rate swap agreements, the Company agrees with other parties to exchange, at specific intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and neither party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency and variable interest rates arising from its on-balance sheet assets. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency. The Company uses foreign currency forward contracts to hedge foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. These foreign currency contracts qualify as cash flow hedges of foreign currency expenses.

For the year ended December 31, 2006, the Company recognized gains of $0 related to the ineffective portion of its cash flow hedge. For the year ended December 31, 2006, all of the Company's hedged forecast transaction qualified as cash flow hedges.

For the year ended December 31, 2006, a net loss of $0.4 million was reclassified from accumulated other comprehensive income to earnings. It is anticipated that approximately $0.2 million will be reclassified from accumulated other comprehensive income to earnings within the next twelve months. The maximum length for which variable cash flows are hedged is 1 year.

For the year ended December 31, 2006, $0 of the Company's cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2006 and 2005 losses of $9.8 million and $8.3 million (net of tax of $5.3 million and $4.5 million) representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income, resulting in a net loss balance of $5.0 million and a net gain balance of $5.1 million (net of tax of $2.7 million and $2.8 million) at December 31, 2006 and 2005, respectively.

Derivatives Not Designated as Hedging Instruments

The Company enters into interest rate swap agreements, interest rate floors, and cross currency swap agreements to manage exposure to interest rates and foreign exchange arising from on-balance sheet assets as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

In addition, the Company uses interest rate floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its businesses without designating the derivatives as hedging instruments.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Outstanding derivative instruments were as follows:

                                                                      December 31, 2006
                                                        --------------------------------------------
                                                            Notional or
                                                        Contractual Amounts Carrying Value Fair Value
                                                        ------------------- -------------- ----------
                                                                        (in millions)
Outstanding Derivative Instruments:
Interest rate and currency swaps and floors............       $5,810             $(42)        $(42)
Interest rate options written..........................           12               --           --
Equity contracts.......................................           33               --           --
Currency forwards......................................          313              (10)         (10)
                                                              ------             ----         ----
Total..................................................       $6,168             $(52)        $(52)
                                                              ======             ====         ====

                                                                      December 31, 2005
                                                        --------------------------------------------
                                                            Notional or
                                                        Contractual Amounts Carrying Value Fair Value
                                                        ------------------- -------------- ----------
                                                                            (in millions)
Outstanding Derivative Instruments:
Interest rate and currency swaps and floors............       $1,694             $(39)        $(39)
Interest rate options written..........................           12               --           --
Equity contracts.......................................            5               --           --
Currency forwards......................................          258                6            6
                                                              ------             ----         ----
Total..................................................       $1,969             $(33)        $(33)
                                                              ======             ====         ====

Note 4 - Income Taxes

JH USA and its subsidiaries (collectively the "companies") join with MIC and other affiliates in filing a consolidated federal income tax return. John Hancock Life Insurance Company of New York ("JHNY"), a wholly-owned subsidiary of the Company, filed separate federal income tax returns for the years ended December 31, 2005 and 2004. JHNY will join the companies in filing a consolidated federal income tax return for the year ended December 31, 2006.

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if JH USA and the companies each filed separate federal income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

The components of income taxes were as follows:

                                                           For the Year Ended
                                                              December 31,
                                                          ---------------------
                                                           2006    2005   2004
                                                          ------  ------ ------
                                                              (in millions)
Current taxes:
Federal..................................................   $ (7)   $128   $ 40
                                                          ------  ------ ------
Deferred taxes:
Federal..................................................   $230    $119   $128
                                                          ------  ------ ------
Total income taxes.......................................   $223    $247   $168
                                                          ======  ====== ======

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends received tax deductions, differences in the treatment of acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

A reconciliation of income taxes computed by applying the 35% federal income tax rate to income before income taxes and cumulative effect of accounting change to income tax expense charged to operations follows:

                                                             For the Year Ended
                                                               December 31,
                                                             ----------------
                                                             2006   2005  2004
                                                             ----   ----  ----
                                                               (in millions)
Tax at 35%.................................................. $257   $278  $202
Add (deduct):
   Prior year taxes.........................................   (4)    (9)   --
   Tax exempt investment income.............................  (42)   (28)  (22)
   Other....................................................   12      6   (12)
                                                             ----   ----  ----
       Total income taxes................................... $223   $247  $168
                                                             ====   ====  ====

Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                   December 31,
                                                                 -------------
                                                                  2006    2005
                                                                 ------  ------
                                                                 (in millions)
Deferred tax assets:
   Policy reserve adjustments................................... $  891  $1,068
   Tax credits..................................................     79      --
   Other........................................................      7       6
                                                                 ------  ------
       Total deferred tax assets................................ $  977  $1,074
                                                                 ------  ------
Deferred tax liabilities:
   Deferred acquisition costs................................... $  989  $  889
   Unrealized gains on securities available-for-sale............    353     377
   Premiums receivable..........................................     21      23
   Investments..................................................    236     283
   Reinsurance..................................................     97      53
   Other........................................................     43      59
                                                                 ------  ------
       Total deferred tax liabilities...........................  1,739   1,684
                                                                 ------  ------
       Net deferred tax liabilities............................. $  762  $  610
                                                                 ======  ======

As of December 31, 2006, the Company had utilized all available operating loss carry forwards from prior years and had $79 million of unused tax credits. Unused tax credits will expire in various years through 2025. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company made income tax payments of $9 million, $66 million, and $4 million in 2006, 2005, and 2004, respectively.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 5 - Related Party Transactions

The Company has formal service agreements with MLI, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $386 million, $352 million, and $281 million for the years ended December 31, 2006, 2005, and 2004.

There are two service agreements, both effective as of April 28, 2004, between the Company and John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other JHLICO provides services to the Company. In both cases, the Provider of the services can also employ a "Provider Affiliate" to provide services. In the case of the service agreement where JHLICO provides services to the Company, a "Provider Affiliate" means JHLICO's parent, JHFS, and its direct and indirect subsidiaries. Net services provided by the Company to JHLICO were $111 million for the year ended December 31, 2006, $92 million for the year ended
December 31, 2005, and approximately $61 million for the eight months ended December 31, 2004. As of December 31, 2006 and 2005 there were accrued receivables from JHLICO to the Company of $104 million and $37 million, respectively.

Management believes the allocation methods used for service agreements are reasonable and appropriate in the circumstances; however, the Company's consolidated balance sheet may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

The Company paid no dividends to MIC during 2006. During 2005, the Company paid dividends of $200 million to MIC.

On December 14, 2006, the Company issued one share of common stock to MIC for $71 million in cash.

MFC also provides a claims paying guarantee to certain U.S. policyholders.

On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), an affiliated company, to reinsure a block of variable annuity business. The contract reinsures all risks; however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $371 million, $338 million, and $169 million for the years ended December 31, 2006, 2005, and 2004. These are classified as unearned revenue. The amounts are being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2006 and 2005 was $425 million and $423 million.

On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates at December 31, 2006 and 2005 was $2,616 million and $2,469 million representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

Pursuant to a promissory note issued December 19, 2000 and to a Credit Agreement of the same date, the Company borrowed $250 million from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to this note is 365 days following the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 5.61% as of December 31, 2006. On December 30, 2002, the Company repaid $176 million of the original principal balance. The principal balance outstanding as of December 31, 2006 and 2005 was $74 million.

Pursuant to a promissory note issued August 7, 2001 and to a Credit Agreement of the same date, the Company borrowed $4 million from MHHL. The maturity date with respect to this note is 365 days after the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 5.61% as of December 31, 2006.

Pursuant to a demand promissory note dated August 16, 2006, the Company borrowed $8 million from an affiliate, P.T. Manulife Aset Manajemen Indonesia. Interest is calculated at a fluctuating rate equal to 3 month LIBOR and is payable quarterly. The interest rate was 5.37% as of December 31, 2006. The Company repaid the note on February 20, 2007.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Pursuant to a Note Purchase Agreement dated November 10, 2006, the Company issued a note of same date to JHLICO in the amount of $90 million, due
December 1, 2011 and secured by a mortgage on the Company's property at 601 Congress Street, Boston, MA. The note provides for interest-only payments of $0.4 million per month commencing January 1, 2007 through November 1, 2011. The interest rate for the term of this note is fixed at 5.73%.

Pursuant to a demand promissory note dated December 22, 2006, the Company borrowed $136 million from an affiliate, Manulife Holdings (Delaware) LLC. Interest is calculated at a fluctuating rate equal to 3 month LIBOR plus 30 basis points and is payable quarterly. The interest rate was 5.70% as of December 31, 2006.

On December 28, 2006 the Company sold real estate held for investment with a net book value of $17 million to JHILCO for $150 million in cash. Since this sale was accounted for as a transaction between entities under common control, the difference between the net book value and sales price resulted in an increase of $87 million (net of tax of $46 million) to the Company's paid in capital as of December 31, 2006.

At December 31, 2005, the Company had one note receivable from MRL with a carrying value of $18 million. The note matured and was repaid on May 11, 2006.

The Company has two liquidity pools in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in two Liquidity Pool and Loan Facility Agreements. The first agreement, effective
May 28, 2004, is between the Company and various MFC affiliates. The second agreement, effective May 27, 2005, allows JHFS and subsidiaries acquired as a result of the 2004 merger with MFC to also participate in the arrangement. The maximum aggregate amount that the Company can accept into these Liquidity Pools is $2.5 billion. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month
U.S. Dollar London Inter-Bank Bid ("LIBID").

The following table exhibits the affiliates and their participation in the Company's liquidity pools:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (in millions)
                     Affiliate

Manulife Investment Corporation......................    $   61       $   78
Manulife Reinsurance Ltd.............................       308           46
Manulife Reinsurance (Bermuda) Ltd...................       317           74
Manulife Hungary Holdings KFT........................        33           20
Manulife Insurance Company...........................        51           15
John Hancock Life Insurance Company..................       550        1,500
John Hancock Variable Life Insurance Company.........       202          136
John Hancock Insurance Company of Vermont............        71           --
John Hancock Reassurance Co, Ltd.....................       236          224
John Hancock Financial Services, Inc.................        56           82
The Berkeley Financial Group, LLC....................        28            8
John Hancock Signature Services, Inc.................         4            9
                                                         ------       ------
   Total.............................................    $1,917       $2,192
                                                         ======       ======

The balances above are reported on the consolidated balance sheets as amounts due to affiliates.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 6 - Reinsurance

The effect of reinsurance on life, health, and annuity premiums written and earned was as follows:

                                      For the years ended December 31,
                               ----------------------------------------------
                                    2006            2005            2004
                               --------------  --------------  --------------
                                  Premiums        Premiums        Premiums
                               --------------  --------------  --------------
                               Written Earned  Written Earned  Written Earned
                               ------- ------  ------- ------  ------- ------
Direct........................ $1,294  $1,294  $1,319  $1,319  $1,297  $1,284
Assumed.......................    376     405     287     315     299     320
Ceded.........................   (685)   (685)   (764)   (764)   (661)   (661)
                               ------  ------  ------  ------  ------  ------
Net Premiums.................. $  985  $1,014  $  842  $  870  $  935  $  943
                               ======  ======  ======  ======  ======  ======

For the years ended December 31, 2006 and 2005 and 2004, benefits to policyholders under life, health and annuity ceded reinsurance contracts were $423 million, $492 million, and $391 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans

The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum.

Actuarial valuation of accumulated Plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on Plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the Plan participants. No contributions were made during the years ended December 31, 2004 though 2006 because the Plan was subject to the full funding limitation under the Internal Revenue Code.

As of December 31, 2006 and 2005, the projected benefit obligation to the participants in the Plan was $88 million and $85 million, and the accumulated benefit obligation was $77 million and $74 million respectively. The fair value of the Plan assets was $75 million and $71 million as of December 31, 2006 and 2005.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit
Plans - (continued)

The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

As of December 31 2006 and 2005, the projected benefit obligation to the participants in the Supplemental Plan was $33 million. The accumulated benefit obligation as of December 31, 2006 and 2005 was $30 million. The fair value of Supplemental Plan assets was $0 as of December 31, 2006 and 2005.

As of December 31, 2006, the Plan was merged with the qualified pension plan of an affiliated company, JHLICO. Pursuant to the merger all of the assets of the former plans are commingled. The aggregate pool of assets from the former plans is available to meet the obligations of the merged plan. The merger is not expected to have a material effect on the consolidated financial statements of the Company.

The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $3 million in 2006 (2005 - $4 million; 2004 - $2 million).

In addition to the retirement plans, the Company sponsors a Post-retirement Benefit Plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This Plan provides primary medical coverage for retirees and spouses under age
65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This Plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. The Act introduced a prescription drug benefit under Medicare, as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare. As a result of the prescription drug subsidy, the accumulated post retirement benefit obligation at December 31, 2006, has been reduced by a deferred actuarial gain in the amount of $1.7 million to reflect the effect of the subsidy related to benefits attributed to past service. The amortization of the actuarial gain and reduction of service and interest cost resulted in a reduction of net periodic post retirement benefit cost for the year ended December 31, 2006 of $0.1 million.

As discussed in Note 1, in September 2006 the FASB issued SFAS 158. SFAS 158 requires an employer on a prospective basis to recognize the overfunded or underfunded status of its defined benefit pension and postretirement plans as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. The Company adopted SFAS 158 on December 31, 2006. See below for the effects for the adoption as well as the related disclosure requirements.

The Company accounts for its Post-retirement Benefit Plan using the accrual method. As of December 31, 2006 and 2005, the benefit obligation of the Post-retirement Benefit Plan was $28 million and $35 million, respectively. The Post-Retirement Benefit Plan is unfunded. Post-retirement benefit plan expenses for 2006 were $2 million (2005 - $4 million; 2004 - $3 million).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit
Plans - (continued)

Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the year ended
December 31, 2006 and 2005 was as follows:

Obligations and Funded Status:

                                                             Years Ended December 31,
                                                             -------------------------------
                                                              Employee        Post-retirement
                                                             Retirement Plans Benefit Plan
                                                             ---------------  --------------
                                                             2006     2005    2006    2005
                                                             ----     ----    ----    ----
                                                                  (in millions)
Change in benefit obligation:
Benefit obligation at beginning of year..................... $118     $106    $ 35    $ 30
Service cost................................................    6        6      --       2
Interest cost...............................................    6        6       2       2
Actuarial (gain)/loss.......................................   (3)       8      (7)      1
Plan amendments.............................................   --       --      --       1
Benefits paid...............................................   (6)      (8)     (2)     (1)
                                                              ----     ----    ----    ----
Benefit obligation at end of year........................... $121     $118    $ 28    $ 35
                                                              ====     ====    ====    ====
Change in plan assets:
Fair value of plan assets at beginning of year.............. $ 71     $ 74    $ --    $ --
Actual return on plan assets................................    9        3      --      --
Employer contribution.......................................    2        2       2       1
Benefits paid...............................................   (7)      (8)     (2)     (1)
                                                              ----     ----    ----    ----
Fair value of plan assets at end of year.................... $ 75     $ 71    $ --    $ --
                                                              ====     ====    ====    ====
Funded status at year end................................... $(46)    $(47)   $(28)   $(35)
Unrecognized actuarial loss/(gain) (1)......................   --       53      --      (4)
Unrecognized prior service cost (1).........................   --        2      --      --
                                                              ----     ----    ----    ----
Net amount recognized....................................... $(46)    $  8    $(28)   $(39)
                                                              ====     ====    ====    ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost........................................ $ --     $ 30    $ --    $ --
Accrued benefit liability...................................  (46)      --     (28)     --
Accrued benefit liability including minimum liability (1)...   --      (62)     --     (39)
Intangible asset (1)........................................   --        2      --      --
Accumulated other comprehensive income......................   --       38      --      --
                                                              ----     ----    ----    ----
Net amount recognized....................................... $(46)    $  8    $(28)   $(39)
                                                              ====     ====    ====    ====

--------
(1) As a result of the adoption of SFAS 158 on December 31, 2006, these items are no longer applicable.

The incremental effects of applying SFAS 158 to individual line items in the consolidated balance sheet on December 31, 2006 were as follows:

                                                                Incremental effect
                                                       Pre SFAS    of adopting     Post SFAS
                                                         158         SFAS 158         158
                                                       -------- ------------------ ---------
                                                                  (in millions)
Other assets..........................................   1,299         (23)           1,276
   Total assets....................................... 124,635         (23)         124,612

Deferred income tax liability.........................     760           2              762
Other liabilities.....................................   1,520         (28)           1,492
   Total liabilities.................................. 119,856         (26)         119,830

Accumulated other comprehensive income................     636           3              639
   Total shareholder's equity.........................   4,779           3            4,782

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit
Plans - (continued)

Obligations and Funded Status (continued):

Information for pension plans with accumulated benefit obligations in excess of plan assets was as follows:

                                                               As of
                                                             December 31,
                                                             ------------
                                                             2006    2005
                                                             ----    ----
                                                             (in millions)
Projected benefit obligation................................ $121    $118
Accumulated benefit obligation..............................  107     104
Fair value of plan assets...................................   75      71

Components of Net Periodic Benefit cost were as follows:

                                                   Years Ended December 31,
                                                   -----------------------
                                                                  Other
                                                    Pension     Postretirement
                                                     Benefits     Benefits
                                                   -----------  -----------
                                                   2006   2005  2006     2005
                                                   ----   ----  ----     ----
                                                      (in millions)
Service cost...................................... $ 6    $ 6   $--      $ 2
Interest cost ....................................   6      6     2        2
Expected return on plan assets ...................  (5)    (5)   --       --
Amortization of prior service cost ...............  --     --    --        1
Recognized actuarial loss (gain) .................   3      3    --       (1)
                                                   ---    ---   ---      ---
Net periodic benefit cost ........................ $10    $10   $ 2      $ 4
                                                   ===    ===   ===      ===

The amounts included in "Accumulated Other Comprehensive Income" expected to be recognized as components of net periodic cost in 2007 are as follows:

                                                                     Other
                                                        Pension  Postretirement
                                                        Benefits    Benefits
                                                        -------- --------------
                                                             (in millions)
Amortization of prior service cost.....................   $0.2        $0.1
Amortization of actuarial (gain) loss, net.............    0.3          --
                                                          ----        ----
Total..................................................   $0.5        $0.1
                                                          ====        ====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans - (continued)

Projections for benefit payments for the next ten years are as follows:

Projected Employer Pension Benefits Payments

                                                Total      Total
     Year                                     Qualified Nonqualified Total
     ----                                     --------- ------------ -----
                                                     (in millions)
     2007                                        $ 6        $ 2       $ 8
     2008                                          5          2         7
     2009                                          6          2         8
     2010                                          6          2         8
     2011                                          7          2         9
     2012-2016                                    38         14        52

Projected Employer Postretirement Benefits Payments(includes Future Service Accruals)

                                                        Medicare
                                                Gross    Part D    Net
      Year                                     Payments Subsidy  Payments
      ----                                     -------- -------- --------
                                                     (in millions)
      2007                                      $ 1.7     $.1      $1.6
      2008                                        1.8      .2       1.6
      2009                                        1.8      .2       1.6
      2010                                        1.8      .1       1.7
      2011                                        1.9      .2       1.7
      2012-2016                                  10.0      .7       9.3

The information that follows shows supplemental information for the Company's defined benefit pension plans. Certain key summary data is shown separately for qualified plans and non-qualified plans.

Obligations and Funded Status:

                                                                         Years Ended December 31,
                                                         --------------------------------------------------------
                                                                     2006                         2005
                                                         ---------------------------  ---------------------------
                                                                               (in millions)
                                                         Qualified Nonqualified       Qualified Nonqualified
                                                           Plans      Plans     Total   Plans      Plans     Total
                                                         --------- ------------ ----- --------- ------------ -----
Benefit obligation at the end of year...................   $ 88        $ 33     $121    $ 85        $ 33     $118
Fair value of plan assets at end of year................     75          --       75      71          --       71
Funded status (assets less obligations).................    (13)        (33)     (46)    (14)        (33)     (47)
Unrecognized net actuarial loss.........................     --          --       --      42          11       53
Unrecognized prior service cost.........................     --          --       --       2          --        2
                                                           ----        ----     ----    ----        ----     ----
Prepaid (accrued) benefit cost..........................   $(13)       $(33)    $(46)   $ 30        $(22)    $  8
                                                           ====        ====     ====    ====        ====     ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost....................................   $ --        $ --     $ --    $ 30        $ --     $ 30
Accrued benefit liability(1)............................    (13)        (33)     (46)
Accrued benefit liability including minimum liability(1)     --          --       --     (33)        (29)     (62)
Intangible asset (1)....................................     --          --       --       2          --        2
Accumulated other comprehensive income..................     --          --       --      31           7       38
                                                           ----        ----     ----    ----        ----     ----
Net amount recognized...................................   $(13)       $(33)    $(46)   $ 30        $(22)    $  8
                                                           ====        ====     ====    ====        ====     ====
--------
(1) As a result of the adoption of SFAS 158 on December 31, 2006, these items are no longer applicable.

Components of net periodic benefit cost:
Service cost............................................   $  5        $  1     $  6    $  5        $  1     $  6
Interest cost...........................................      4           2        6       4           2        6
Expected return on plan assets..........................     (5)         --       (5)     (5)         --       (5)
Actuarial loss amortization.............................      3          --        3       2           1        3
                                                           ----        ----     ----    ----        ----     ----
Net periodic benefit cost...............................   $  7        $  3     $ 10    $  6        $  4     $ 10
                                                           ====        ====     ====    ====        ====     ====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans - (continued)

Assumptions:

Weighted-average assumptions used to determine benefit obligation were as follows:

                                                Years Ended December 31,
                                              ------------------------------
                                                                  Other
                                                               Postretirement
                                              Pension Benefits   Benefits
                                              ------- -------- -------------
                                               2006     2005   2006    2005
                                              ------- -------- ----   -----
Discount rate................................  5.75%    5.50%  5.75%   5.50%
Rate of compensation increase................  4.00%    4.00%   N/A     N/A
Health care trend rate for following year....   N/A      N/A   9.50%  10.00%
Ultimate trend rate..........................   N/A      N/A   5.00%   5.00%
Year ultimate rate reached...................   N/A      N/A   2016    2016

Weighted-average assumptions used to determine net periodic benefit cost were as follows:

                                                 Years Ended December 31,
                                              -----------------------------
                                                                   Other
                                                               Postretirement
                                              Pension Benefits   Benefits
                                              ------- -------- ------------
                                               2006     2005    2006    2005
                                              ------- -------- -----   -----
Discount rate................................  5.50%    5.75%   5.50%   5.75%
Expected long-term return on plan assets.....  8.25%    8.25%    N/A     N/A
Rate of compensation increase................  4.00%    4.00%    N/A     N/A
Health care trend rate for following year....   N/A      N/A   10.00%  10.50%
Ultimate trend rate..........................   N/A      N/A    5.00%   5.00%
Year ultimate rate reached...................   N/A      N/A    2016    2016

The Company generally determines the assumed long-term rate of return on plan assets based on the rate expected to be earned for plan assets. The asset mix based on the long-term investment policy and range of target allocation percentages of the plans and the Capital Asset Pricing Model are used as part of that determination.

As of December 31, 2006 and 2005, the total accumulated Post-Retirement Benefit Plan obligation was $28 million and $35 million, respectively. The accumulated post-retirement benefit obligation for fully eligible active employees was $3 million as of December 31, 2006 and $4 million as of December 31, 2005. The accumulated post-retirement benefit obligation for ineligible active employees was $4 million as of December 31, 2006 and 2005. For measurement purposes as of December 31, 2006, a 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006 for both pre-65 and post-65 coverage.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans - (continued)

Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                               1-Percentage   1-Percentage
                                              Point Increase Point Decrease
                                              -------------- --------------
                                                      (in millions)
Effect on total service and interest costs
  in 2006....................................      $0.1          $(0.1)
Effect on postretirement benefit obligations
  as of December 31, 2006....................      $  2          $  (1)

Plan Assets

The Company's weighted-average asset allocations for its U.S. Cash Balance Plan at December 31, 2006 and 2005 by asset category were as follows:

                                                               Plan Assets
                                                             at December 31,
                                                             --------------
                                                             2006    2005
                                                             ----    ----
Asset Category
--------------
Equity securities...........................................  66%     65%
Fixed maturity securities...................................  29      31
Real estate.................................................   5       4
                                                             ---     ---
Total....................................................... 100%    100%
                                                             ===     ===

The target asset allocations for the Company's pension plans are summarized below for major asset categories:

Asset Category
--------------
Equity securities........................................... 40% - 80%
Fixed maturity securities................................... 20% - 60%
Real estate.................................................  0% - 5%

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 8 - Commitments and Contingencies

Commitments

As of December 31, 2006, the Company had outstanding commitments involving five mortgage applications in the United States for a total of $38 million to be disbursed in 2007.

On December 19, 2006 the Company entered into a purchase and sale agreement to acquire $154 million of real estate to be held for investment. The purchase closed on February 6, 2007.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The approximate minimum aggregate rental commitments on the ground lease together with other rental office space commitments were as follows:

                                                        Operating
                                                         Leases
                                                      -------------
                                                      (in millions)
             2007....................................     $  2
             2008....................................        2
             2009....................................        2
             2010....................................        2
             2011....................................        2
             Thereafter..............................      200
                                                          ----
             Total...................................     $210
                                                          ====

There were no other material operating leases in existence as of December 31, 2006.

Legal Proceedings. The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. As with many other companies in the financial services industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial service companies by various agencies into practices, policies and procedures relating to trading in mutual fund shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its consolidated financial position.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 - Shareholder's Equity

Capital Stock

The Company has two classes of capital stock:

Preferred stock, $1.00 par value, 50,000,000 shares authorized, 100,000 shares issued and outstanding at December 31, 2006 and 2005.

Common stock, $1.00 par value, 50,000,000 shares authorized at December 31, 2006 and 2005, 4,728,935 shares issued and outstanding at December 31, 2006 (4,728,934 issued and outstanding at December 31, 2005).

Accumulated Other Comprehensive Income

Changes in accumulated other comprehensive income for the years indicated are presented below:

                                                                                  Net
                                                                      Net     Accumulated   Foreign    Minimum    Accumulated
                                                                   Unrealized   Gain on    Currency    Pension       Other
                                                                     Gains     Cash Flow  Translation Liability  Comprehensive
                                                                    (Losses)    Hedges    Adjustment  Adjustment    Income
                                                                   ---------- ----------- ----------- ---------- -------------
                                                                                          (in millions)
Balance at January 1, 2004........................................   $ 635        $ 3        $158        $ (3)       $ 793
Gross unrealized gains (net of deferred income tax expense of $65
  million)........................................................     120                                             120
Reclassification adjustment for gains realized in net income
(net of deferred income tax expense of $75 million)...............    (140)                                           (140)
Adjustment for participating group annuity contracts (net of
  deferred income tax benefit of $10 million).....................     (18)                                            (18)
Adjustment for deferred acquisition costs and deferred sales
  inducements (net of deferred income tax expense of $7 million)        13                                              13
                                                                     -----                                           -----
Net unrealized losses.............................................     (25)                                            (25)
Foreign currency translation adjustment...........................                             55                       55
Minimum pension liability (net of deferred income tax benefit of
  $0).............................................................                                         (1)          (1)
Net gains on cash flow hedges (net of deferred income tax expense
  of $3 million)..................................................                  6                                    6
                                                                     -----        ---        ----        ----        -----
Balance at December 31, 2004......................................   $ 610        $ 9        $213        $ (4)       $ 828
                                                                     =====        ===        ====        ====        =====

                                                                                  Net
                                                                      Net     Accumulated   Foreign    Minimum    Accumulated
                                                                   Unrealized   Gain on    Currency    Pension       Other
                                                                     Gains     Cash Flow  Translation Liability  Comprehensive
                                                                    (Losses)    Hedges    Adjustment  Adjustment    Income
                                                                   ---------- ----------- ----------- ---------- -------------
                                                                                          (in millions)
Balance at January 1, 2005........................................   $ 610        $ 9        $213        $ (4)       $ 828
Gross unrealized losses (net of deferred income tax benefit of $30
  million)........................................................     (55)                                            (55)
Reclassification adjustment for gains realized in net income
(net of deferred income tax expense of $59 million)...............    (111)                                           (111)
Adjustment for participating group annuity contracts (net of
  deferred income tax benefit of $7 million)......................     (15)                                            (15)
Adjustment for deferred acquisition costs and deferred sales
  inducements (net of deferred income tax expense of $22 million)       42                                              42
                                                                     -----                                           -----
Net unrealized losses.............................................    (139)                                           (139)
Foreign currency translation adjustment...........................                             --                       --
Minimum pension liability (net of deferred income tax benefit of
  $11 million)....................................................                                        (21)         (21)
Net (losses) on cash flow hedges (net of deferred income tax
  benefit of $0)..................................................                 (1)                                  (1)
                                                                     -----        ---        ----        ----        -----
Balance at December 31, 2005......................................   $ 471        $ 8        $213        $(25)       $ 667
                                                                     =====        ===        ====        ====        =====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                                                       Additional
                                                                      Net                             Pension and
                                                          Net     Accumulated   Foreign    Minimum   Postretirement  Accumulated
                                                       Unrealized   Gain on    Currency    Pension    Unrecognized      Other
                                                         Gains     Cash Flow  Translation Liability   Net Periodic  Comprehensive
                                                        (Losses)    Hedges    Adjustment  Adjustment      Cost         Income
                                                       ---------- ----------- ----------- ---------- -------------- -------------
                                                                                     (in millions)
Balance at January 1, 2006............................    $471        $ 8        $213        $(25)        $  0          $667
Gross unrealized losses (net of deferred income tax
  benefit of $36 million).............................     (67)                                                          (67)
Reclassification adjustment for losses realized in net
  income (net of deferred income tax benefit of $12
  million)............................................      22                                                            22
Adjustment for participating group annuity contracts
  (net of deferred income tax expense of $15
  million)............................................      28                                                            28
Adjustment for deferred acquisition costs and
  deferred sales inducements (net of deferred
  income tax benefit of $11 million)                       (21)                                                          (21)
                                                          ----                                                          ----
Net unrealized losses.................................     (38)                                                          (38)
Foreign currency translation adjustment...............                              7                                      7
Minimum pension liability (net of deferred income
  tax expense of $3 million)..........................                                          5                          5
SFAS 158 transition adjustment........................                                         20          (22)           (2)
Net accumulated (losses) on cash flow hedges (net
  of deferred income tax expense of $ 0)..............                 --                                                 --
                                                          ----        ---        ----        ----         ----          ----
Balance at December 31, 2006..........................    $433        $ 8        $220        $ --         $(22)         $639
                                                          ====        ===        ====        ====         ====          ====

Net unrealized investment gains included in the consolidated balance sheets as a component of shareholder's equity are summarized below:

                                                                        2006   2005   2004
                                                                        ----  ------ ------
                                                                           (in millions)
As of December 31:
Balance, end of year comprises:
   Unrealized investment gains (losses) on:
       Fixed maturities available for sale ............................ $590  $  795 $1,073
       Equity securities available for sale............................  412     262    226
       Other, net......................................................   (7)      8     20
                                                                        ----  ------ ------
Total .................................................................  995   1,065  1,319

Amounts of unrealized investment gains (losses) attributable to:
       Deferred acquisition costs and deferred sales inducements ......  122      90    154
       Participating group annuity contracts ..........................  208     251    228
       Deferred federal income taxes...................................  233     253    327
                                                                        ----  ------ ------
Total..................................................................  562     594    709
                                                                        ----  ------ ------
Net unrealized investment gains........................................ $433  $  471 $  610
                                                                        ====  ====== ======

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 - Shareholder's Equity - (continued) Statutory Results

JH USA prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile.

Statutory net income and statutory capital and surplus were as follows:

                                                              2006  2005  2004
                                                             ------ ---- ------
                                                               (in millions)
Statutory net income........................................ $  184 $ 11 $  304
Statutory capital and surplus...............................  1,426  945  1,165

JH USA is subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

Note 10 - Segment Information

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

Wealth Management Segment. Offers individual and group annuity contracts and group pension contracts. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

Corporate Segment. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments. The Company's reinsurance operations are also reported in this segment. Reinsurance refers to the transfer of all or part of certain risks related to policies issued by the Company to a reinsurer, or to the assumption of risk from other insurers.

The accounting policies of the segments are the same as those described above in Note 1 - Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The following tables summarize selected financial information by segment for the periods indicated:

                                                                                           Wealth
                                                                              Protection Management Corporate Consolidated
                                                                              ---------- ---------- --------- ------------
                                                                                             (in millions)
Year ended December 31, 2006
Revenues:
   Revenue from external customers...........................................  $ 1,483    $ 1,632    $  382     $  3,497
   Net investment income.....................................................      712        225       226        1,163
   Net realized investment gains (losses)....................................       79         20       (94)           5
                                                                               -------    -------    ------     --------
   Revenues..................................................................  $ 2,274    $ 1,877    $  514     $  4,665
                                                                               =======    =======    ======     ========
Net income (loss):...........................................................  $   197    $   324    $   (9)    $    512
                                                                               =======    =======    ======     ========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method......       --         --    $   (1)    $     (1)
   Carrying value of investments accounted for by the equity method..........       --         --        36           36
   Amortization of deferred acquisition costs and deferred sales inducements.  $   235    $   303        (9)         529
   Interest expense..........................................................       --         21         5           26
   Income tax expense........................................................      104        115         4          223
   Segment assets............................................................   19,051     95,752     9,809      124,612

                                                                                           Wealth
                                                                              Protection Management Corporate Consolidated
                                                                              ---------- ---------- --------- ------------
                                                                                             (in millions)
Year ended December 31, 2005
Revenues:
   Revenue from external customers...........................................  $ 1,207    $ 1,225    $  207     $  2,639
   Net investment income.....................................................      723        220       226        1,169
   Net realized investment gains.............................................       92         32        85          209
                                                                               -------    -------    ------     --------
   Revenues..................................................................  $ 2,022    $ 1,477    $  518     $  4,017
                                                                               =======    =======    ======     ========
   Net income:...............................................................  $   151    $   272    $  125     $    548
                                                                               =======    =======    ======     ========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method......       --         --    $    1     $      1
   Carrying value of investments accounted for by the equity method..........       --         --        38           38
   Amortization of deferred acquisition costs and deferred sales inducements.  $    74    $   243         5          322
   Interest expense..........................................................       --         26         3           29
   Income tax expense........................................................       81         95        71          247
   Segment assets............................................................   17,675     76,219     7,766      101,660

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                                           Wealth
                                                                              Protection Management Corporate Consolidated
                                                                              ---------- ---------- --------- ------------
                                                                                             (in millions)
Year ended December 31, 2004
Revenues:
   Revenue from external customers...........................................  $ 1,095    $   931    $  291     $ 2,317
   Net investment income.....................................................      713        230       205       1,148
   Net realized investment gains.............................................      184         52        49         285
                                                                               -------    -------    ------     -------
   Revenues..................................................................  $ 1,992    $ 1,213    $  545     $ 3,750
                                                                               =======    =======    ======     =======
Net income...................................................................  $   161    $   131    $  167     $   459
                                                                               =======    =======    ======     =======
Supplemental Information:
   Equity in net income of investees accounted for by the equity method......       --         --    $    1     $     1
   Carrying value of investments accounted for by the equity method..........       --         --        42          42
   Amortization of deferred acquisition costs and deferred sales inducements.  $   150    $   194        14         358
   Interest expense..........................................................       --         20         2          22
   Income tax expense........................................................       53         21        94         168
   Segment assets............................................................   16,785     62,662     5,907      85,354

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 11 - Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

For fixed maturity securities and equity securities, fair values were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

The fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

The fair values of policy loans, short term investments, and cash and cash equivalents approximated their respective carrying values.

The fair values of fixed rate deferred and immediate annuities, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

Fair values of derivative financial instruments were based on current settlement values. These values were based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

The fair value of commitments approximated the amount of the outstanding commitment.

The following table presents the carrying values and fair values of the Company's financial instruments:

                                                        December 31,
                                              ---------------------------------
                                                    2006             2005
                                              ---------------- ----------------
                                              Carrying  Fair   Carrying  Fair
                                               Value    Value   Value    Value
                                              -------- ------- -------- -------
                                                        (in millions)
Assets:
   Fixed maturities.......................... $11,629  $11,629 $11,770  $11,770
   Equity securities.........................   1,034    1,034     584      584
   Mortgage loans on real estate.............   2,446    2,478   2,410    2,475
   Policy loans..............................   2,340    2,340   2,187    2,187
   Short term investments....................     645      645     549      549
   Cash and cash equivalents.................   4,112    4,112   2,591    2,591
   Derivative financial instruments..........      39       39       8        8

Liabilities:
   Fixed rate deferred and immediate
     annuities...............................   2,318    2,280   2,355    2,322
   Derivative financial instruments..........      91       91      41       41
   Commitments...............................      --      402      --       90

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 12 - Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2006 and 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the consolidated statements of income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2006, 28% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 72% on a proportional basis.

In May 1998, the Company introduced a Guaranteed Income Benefit Rider (GRIP), which provided a guaranteed minimum annuity payout if the policyholder elected to annuitize after holding the policy for at least 7 years. In 2001, the GRIP rider was replaced by a newer version, GRIP II, which required a 10 year waiting period and charged a higher ride fee. GRIP III, which replaced GRIP II after May, 2003, provided a less generous benefit base with a higher rider charge. The Company discontinued sales of GRIP III riders in 2005.

In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider
(GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Lifetime Income Amount available for the life of the covered person. In February 2006, the PPFL rider was upgraded to a new "Enhanced" version featuring key change to the Step-Up option. Previously, Step-Ups occurred automatically every third contract year until the thirtieth year. After the upgrade, Step-Ups will begin to occur annually after the ninth year.

In October 2006, the Company added two new versions of the "Enhanced PPFL" rider to the PPFL family:

    . Principal Plus For Life PLUS Automatic Annual Step-Up, provides clients with the additional advantage that the Step-Up feature will occur annually beginning with the very first contract anniversary.

    . Principal Plus For Life PLUS Spousal Protection, provides clients with the additional advantage the rider will continue to provide the spouse with a guaranteed lifetime income even after the owner's death.

Reinsurance has been utilized to mitigate risk related to Guaranteed Minimum Death Benefits ("GMDB") and Guaranteed Minimum Income Benefits ("GMIB").

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

As of December 31, 2006 and 2005, the Company had the following variable contracts with guarantees:

                                                   December 31,   December 31,
                                                       2006           2005
                                                   ------------   ------------
                                                   (in millions, except percent)
Guaranteed minimum death benefit:
Return of net deposits in the event of death:
   Account value..................................   $11,869        $ 6,976
   Net amount at risk - gross.....................         4              7
   Net amount at risk - net.......................         1              1

Return of net deposits plus a minimum return in
  the event of death:
   Account value..................................   $   786        $   842
   Net amount at risk - gross.....................       150            176
   Net amount at risk - net.......................        --             --
   Guaranteed minimum return rate.................         5%             5%

Highest specified anniversary account value minus
  withdrawals post anniversary in the event of
  death:
   Account value..................................   $30,956        $26,828
   Net amount at risk - gross.....................     1,309          1,865
   Net amount at risk - net.......................        53             81

Guaranteed Minimum Income Benefit:
   Account value..................................   $11,277        $11,477
   Net amount at risk - gross.....................     1,137          1,332
   Net amount at risk - net.......................        27             25

Guaranteed Minimum Withdrawal Benefit:
   Account value..................................   $19,275        $10,179
   Net amount at risk - gross.....................         1              3
   Net amount at risk - net.......................         1              3

The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level. The table above shows the net amount at risk both gross and net of reinsurance.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Account balances of variable contracts with guarantees invest in variable separate accounts in various mutual funds with the following characteristics:

                                                                 December 31,  December 31,
Type of Fund                            Index                        2006          2005
------------         ------------------------------------------- ------------- ------------
                                                                 (in billions)
Large Cap Equity.... S&P 500                                         $10.8        $ 9.9
High Quality Bond... Ibbottson US Intermediate term Gov't Bond         4.6          4.3
High Yield Bond..... Ibbottson Domestic High Yield Bond                0.5          0.6
Balanced............ 60% Large Cap Equity, 40% High Quality Bond      22.6         14.4
Small Cap Equity.... Ibbottson US Small Cap Stock                      3.0          3.4
International Equity MSCI EAFE                                         1.4          1.3
Global Equity....... MSCI World                                        0.6          0.6
Real Estate......... NAREIT                                            0.4          0.3
                                                                     -----        -----
   Total............                                                 $43.9        $34.8
                                                                     =====        =====

The reserve roll forwards for the separate accounts as of December 31, 2006 and 2005 were as follows:

                                                                       Guaranteed
                                                                        Minimum
                                           Guaranteed     Guaranteed   Withdrawal
                                         Minimum Death  Minimum Income  Benefit
                                         Benefit (GMDB) Benefit (GMIB)   (GMWB)   Totals
                                         -------------- -------------- ---------- ------
                                                          (in millions)
Balance at January 1, 2006..............      $ 39          $(187)        $(14)   $(162)
Incurred guarantee benefits.............       (51)           (33)          --      (84)
Other reserve changes...................        92            428          109      629
                                              ----          -----         ----    -----
Balance at December 31, 2006............        80            208           95      383
Reinsurance recoverable.................       (35)          (518)          --     (553)
                                              ----          -----         ----    -----
Net balance at December 31, 2006........      $ 45          $(310)        $ 95    $(170)
                                              ====          =====         ====    =====
Balance at January 1, 2005..............      $ 65          $ 121         $(24)   $ 162
Incurred guarantee benefits.............       (81)            --           --      (81)
Other reserve changes...................        91             48           10      149
                                              ----          -----         ----    -----
Balance at December 31, 2005............        75            169          (14)     230
Reinsurance recoverable.................        36            356           --      392
                                              ----          -----         ----    -----
Net balance at December 31, 2005........      $ 39          $(187)        $(14)   $(162)
                                              ====          =====         ====    =====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The gross reserves and ceded assets for GMDB and the gross reserves for GMIB were determined using SOP 03-1, whereas the ceded asset for GMIB and gross reserve for GMWB were determined in accordance with SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts as of December 31, 2006 and 2005:

    . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 calculations, risk neutral scenarios have been used.

    . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

    . For 2006, annuity mortality was based on 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified/non-qualified business (2005 - Annuity mortality was assumed to be 90% of the Annuity 2000 table).

    . Annuity base lapse rates vary by contract type and duration and range from 1% to 42 % (2005 - 1% to 45%).

    .  Partial withdrawal rates are approximately 4% per year.

    . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and 5.24% (2005 - 5.00%) for SFAS 133 calculations.

Note 13 - Deferred Acquisition Costs and Deferred Sales Inducements

The components of the change in Deferred Acquisition Costs were as follows:

                                                              2006    2005
For the year ended December 31,                              ------  ------
                                                              (in millions)
Balance, January 1.......................................... $4,112  $3,448
Capitalization..............................................  1,115     940
Amortization................................................   (494)   (293)
Transfer of Taiwan operations - Note 15.....................     --     (47)
Effect of net unrealized gains on available-for-sale
  securities................................................    (32)     64
                                                             ------  ------
Balance, December 31........................................ $4,701  $4,112
                                                             ======  ======

The components of the change in Deferred Sales Inducements were as follows:

                                                             2006   2005
For the year ended December 31,                              ----   ----
                                                             (in millions)
Balance, January 1.......................................... $231   $228
Capitalization..............................................   39     36
Amortization................................................  (35)   (29)
Transfer of Taiwan operations - Note 15.....................   --     (4)
                                                             ----   ----
Balance, December 31........................................ $235   $231
                                                             ====   ====

Note 14 - Share Based Payments

The Company participates in the stock compensation plans of MFC. The Company adopted the fair-value-based method of accounting for share-based payments effective January 1, 2002 using the prospective method described in SFAS
No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure. The Company uses the Black-Scholes option pricing model to estimate the value of stock options granted to employees and continues to use this model after adopting SFAS 123R on January 1, 2006. Had the Company adopted SFAS 123R in prior periods, the impact of that guidance would have approximated the impact of SFAS 123. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. generally accepted accounting principles, is recorded in the accounts of the Company in other operating costs and expenses.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Stock Options (ESOP)

Certain employees of the Company are provided compensation in the form of stock options, deferred share units ("DSUs"), and restricted share units ("RSUs") in MFC. The fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to the Company's employees is recognized in the accounts of the Company over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to the Company's employees is recognized in the accounts of the Company over the vesting periods of the units.

Under MFC's Executive Stock Option Plan ("ESOP"), stock options are granted to selected individuals. Options provide the holder with the right to purchase common shares at an exercise price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 73.6 million common shares have been reserved for issuance under the ESOP.

MFC grants DSUs under the ESOP and the Stock Plan for Non-Employee Directors. Under the ESOP, the holder is entitled to receive cash payment equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. These DSUs vested over a three-year period and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on MFC's common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs. Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director's retainer and fees in DSUs or common shares in lieu of cash. Upon termination of board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in his or her account or, at his or her direction, an equivalent number of common shares. A total of one million common shares of MFC have been reserved for issuance under the Stock Plan for Non-Employee Directors. In 2006, MFC issued a total of 181,000 DSUs (2005 - 182,000) to certain employees who elected to defer receipt of all or part of their annual bonus. Also in 2006, MFC issued a total of 720,000 DSUs (2005 - 0) to certain employees who elected to defer payment of all or part of their 2004 restricted share units. Restricted share units are discussed below. The DSUs issued in 2006 and 2005 vested immediately upon issue.

Global Share Ownership Plan (GSOP)

Effective January 1, 2001, MFC established the Global Share Ownership Plan ("GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors. Under the GSOP, qualifying employees can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match a percentage of the employee's eligible contributions to certain maximums. MFC's contributions vest immediately. All contributions are used by the GSOP's trustee to purchase common shares in the open market. The Company's compensation expense related to the GSOP was $0.9 million for the year ended December 31, 2006 (2005 - $0.3 million; 2004 - $0.6 million).

Director Equity Incentive Plan (DEIP)

MFC had previously granted stock options to directors under the Director Equity Incentive Plan ("DEIP"). There were no stock options granted under the DEIP in 2006 or 2005, as a result of a decision made by the MFC Board of Directors in 2004 to permanently discontinue stock option grants to directors. A total of 500,000 common shares of MFC had been reserved for issuance under the DEIP.

Restricted Share Unit Plan (RSU)

In 2003, MFC established the Restricted Share Unit ("RSU") Plan. For the year ended December 31, 2006, MFC granted a total of 1.6 million (2005 - 1.8 million) RSUs to certain eligible employees under this plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest three years from the grant date, subject to performance conditions, and the related compensation expense is recognized over this period, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. The Company's compensation expense related to RSUs was $13.8 million for the year ended December 31, 2006 (2005 - $27.4 million; 2004 - $0).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company's portion of MFC DSU unit awards outstanding during 2006 was as follows:

                                                                DSUs
                                                             Outstanding
                                                             -----------
Outstanding, January 1, 2006................................   306,888
Granted.....................................................    11,846
Redeemed....................................................   (50,548)
Forfeited...................................................       (--)
Dividends Reinvested........................................     5,466
                                                               -------
Outstanding, December 31, 2006..............................   273,652
                                                               =======

The Company's portion of MFC RSU grants outstanding during 2006 was as follows:

                                                                RSUs
                                                             Outstanding
                                                             -----------
Outstanding, January 1, 2006................................   901,417
Granted.....................................................   353,340
Redeemed....................................................  (537,665)
Forfeited...................................................   (19,976)
Dividends Reinvested........................................    24,381
                                                              --------
Outstanding, December 31, 2006..............................   721,497
                                                              ========

The following table summarizes the Company's stock option awards outstanding and the weighted average exercise price during the year ended December 31, 2006:

                                                        December 31, 2006
                                                   ---------------------------
                                                              Weighted Average
                                                    Options    Exercise Price
                                                   ---------  ----------------
Outstanding, January 1, 2006...................... 5,384,262       $19.28
Granted...........................................   754,616       $32.56
Exercised.........................................  (611,554)      $18.02
Forfeited.........................................   (41,244)      $26.41
                                                   ---------
Outstanding, December 31, 2006.................... 5,486,080       $21.19
                                                   =========
Exercisable, December 31, 2006.................... 3,655,146       $18.39
                                                   =========

The market value of MFC common shares at December 31, 2006 was $33.62.

The weighted average fair value of each option granted in 2006 has been estimated at $32.56 using the Black-Scholes option-pricing model. The weighted average assumptions used in the determination of the fair value of each option are as follows:

                                          For the Years Ended December 31,
                                         ----------------------------------
                                            2006        2005        2004
                                         ----------  ----------  ----------
Dividend Yield..........................       1.94%       1.90%       1.80%
Expected Volatility.....................      20.00%      20.00%      22.50%
Risk - Free Interest Rate...............       4.11%       3.70%       3.70%
Expected Life of Stock Option........... 6.50 years  6.00 years  6.00 years

The Company recorded compensation expense for stock options granted of $4.5 million during the year ended December 31, 2006 (2005 - $4.5 million; 2004 - $0).

In aggregate, the Company recorded share based compensation expense of $19.2 million for the year ended December 31, 2006 (2005 - $32.2 million; 2004 - $0.6 million).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 15 - Taiwan Branch Transfer and Subsequent Reinsurance of Taiwan Business back to the Company

Effective January 1, 2005, the Company transferred its Taiwan branch operations to an affiliate, Manulife (International) Limited (MIL). Assets of $295 million and liabilities of $176 million were transferred. The loss on the intercompany transfer of $77 million, net of tax benefit of $42 million, was accounted for as a transaction between entities under common control and recorded as a reduction to additional paid in capital.

During the fourth quarter of 2005, a block of business of the Taiwan branch was transferred back to the Company through reinsurance, in two steps. First MIL entered into a modified coinsurance agreement with an affiliate, Manufacturers Life Reinsurance Limited (MLRL), transferring the business to MLRL. Then MLRL entered into a modified coinsurance agreement with the Company, transferring the business to the Company. The Company recorded reinsurance recoverable of $152 million, assumed policyholder liabilities of $123 million, and received a ceding commission of $102 million. These transactions were also accounted for as transactions between entities under common control, and the gain of $85 million, net of tax expense of $46 million, was recorded as an increase to additional paid in capital.

The net effect on the Company's additional paid in capital for the transfer and reinsurance of the Taiwan branch business was an increase of $8 million in 2005.

Subsequent to the transfer it was determined that reserves on the Taiwan business needed to be strengthened by $10 million net of tax benefit of $5 million. This activity was reported in the Company's 2005 consolidated statement of income.

Note 16 - Subsequent Events

Pursuant to a senior promissory note dated March 1, 2007, the Company borrowed $477 million from an affiliate, Manulife Holdings (Delaware) LLC. Interest is calculated at a fluctuating rate equal to 3 month LIBOR plus 33.5 basis points and is payable quarterly. The interest rate was 5.68% as of March 15, 2007. The note matures on December 15, 2016.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)
Separate Account H
December 31, 2006

                  John Hancock Life Insurance Company (U.S.A.)
                               Separate Account H

                          Audited Financial Statements

                                December 31, 2006

                                    CONTENTS

Audited Financial Statements
Report of Ernst & Young LLP, Independent Registered Public Accounting Firm ..     1
Statement of Assets and Liabilities .........................................     4
Statement of Operations and Changes in Contract Owners' Equity ..............    13
Notes to Financial Statements ...............................................   102

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account H

We have audited the accompanying statement of assets and liabilities of John Hancock Life Insurance Company (U.S.A.) Separate Account H ("the Account,") comprising respectively the following sub-accounts,

Strategic Opportunities -- A
Strategic Opportunities -- B
Investment Quality Bond -- A
Investment Quality Bond -- B
U.S. Core -- A
U.S. Core -- B
Blue Chip Growth -- A
Blue Chip Growth -- B
Money Market -- A
Money Market -- B
Global Trust -- A
Global Trust -- B
Global Bond -- A
Global Bond -- B
U.S. Government Securities -- A
U.S. Government Securities -- B
Income & Value -- A
Income & Value -- B
Equity-Income -- A
Equity-Income -- B
Strategic Bond -- A
Strategic Bond -- B
All Cap Core -- A
All Cap Core -- B
All Cap Growth -- A
All Cap Growth -- B
International Small Cap -- A
International Small Cap -- B
Pacific Rim -- A
Pacific Rim -- B
Science & Technology -- A
Science & Technology -- B
Emerging Small Company -- A
Emerging Small Company -- B
International Core -- A
International Core -- B
Value -- A
Value -- B
Real Estate Securities -- A
Real Estate Securities -- B
High Yield -- A
High Yield -- B
Lifestyle Aggressive -- A
Lifestyle Aggressive -- B
Lifestyle Growth -- A
Lifestyle Growth -- B
Lifestyle Balanced -- A
Lifestyle Balanced -- B
Lifestyle Moderate -- A
Lifestyle Moderate -- B
Lifestyle Conservative -- A
Lifestyle Conservative -- B
Small Company Value -- A
Small Company Value -- B
International Value -- A
International Value -- B
Total Return -- A
Total Return -- B
U.S. Large Cap Value -- A
U.S. Large Cap Value -- B
Mid Cap Stock -- A
Mid Cap Stock -- B
Global Allocation -- A
Global Allocation -- B
Dynamic Growth -- A
Dynamic Growth -- B
Total Stock Market Index -- A
Total Stock Market Index -- B
500 Index -- A
500 Index -- B
Mid Cap Index -- A
Mid Cap Index -- B

Small Cap Index -- A
Small Cap Index -- B
Capital Appreciation -- A
Capital Appreciation -- B
Health Sciences -- A
Health Sciences -- B
Financial Services -- A
Financial Services -- B
Quantitative Mid Cap -- A
Quantitative Mid Cap -- B
All Cap Value -- A
All Cap Value -- B
Utilities -- A
Utilities -- B
Mid Cap Value -- A
Mid Cap Value -- B
Fundamental Value -- A
Fundamental Value -- B
Emerging Growth -- B
Natural Resources -- B
Quantitative All Cap -- B
Large Cap Value -- B
Small Cap Opportunities -- A
Small Cap Opportunities -- B
Special Value -- B
Real Return Bond -- B
American International -- B
American Growth -- B
American Blue-Chip Income & Growth -- B
American Growth-Income -- B
American Bond -- B
American Century-Small Company -- B
PIMCO VIT All Asset
Core Equity -- B
Classic Value -- B
Quantitative Value -- B
U.S. Global Leaders Growth -- A
U.S. Global Leaders Growth -- B
John Hancock Strategic Income -- B
John Hancock International Equity Index -- A
John Hancock International Equity Index -- B
Active Bond -- A
Active Bond -- B
CGTC Overseas Equity -- B
Independence Investment LLC Small Cap -- B
Marisco International Opportunities -- B
T Rowe Price Mid Value -- B
UBS Large Cap -- B
U.S. High Yield -- B
Wellington Small Cap Growth -- B
Wellington Small Cap Value -- B
Wells Capital Core Bond-- B
Index Allocation -- B
Large Cap Value -- A
Scudder Capital Growth -- B
Scudder Global Discovery -- B
Scudder Growth & Income -- B
Scudder Health Sciences -- B
Scudder International -- B
Scudder Mid Cap Growth -- B
Scudder Blue Chip -- B
Scudder Contarian Value -- B
Scudder Global Blue Chip -- B
Scudder Government Securities -- B
Scudder High Income -- B
Scudder International Select Equity -- B
Scudder Fixed Income -- B
Scudder Money Market -- B
Scudder Small Cap Growth -- B
Scudder Technology Growth -- B
Scudder Total Return -- B
Scudder Davis Venture Value -- B
Scudder Dreman High Return Equity -- B
Scudder Dreman Small Cap Value -- B
Scudder Janus Growth & Income -- B
Scudder Turner Mid Cap Growth -- B
Scudder Real Estate -- B
Scudder Strategic Income -- B
Scudder Moderate Allocation -- B
Scudder Conservative Allocation -- B
Scudder Growth Allocation -- B
Scudder Bond -- B
Scudder Equity 500 Index -- B
Alger American Balanced -- B
Alger American Leveraged All Cap -- B
Credit Suisse Emerging Markets -- B
Credit Suisse Global Post Venture Capital -- B
Dreyfus Socially Responsible Growth -- B
Dreyfus IP Midcap Stock -- B
Invesco Utilities -- B
Basic Value Focus -- A
Small Cap Value Focus -- A
ML Global Allocation -- B
as of December 31, 2006, and the related statements of operations and changes in contract owners' equity for those sub-accounts and for Large Cap Growth -- A, Large Cap Growth -- B, Strategic Value -- A, Strategic Value -- B, Mid Cap Core -- B, Scudder Dreman Financial Services -- B, Scudder Salomon Aggressive Growth -- B, Scudder Janus Growth Opportunities -- B, Scudder MFS Strategic Value -- B, Scudder Oak Strategic Equity -- B, Scudder Income Allocation -- B, Scudder Templeton Foreign Value -- B, and Scudder Mercury Large Cap -- B sub-accounts for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2006, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                         /s/ Ernst & Young LLP



Boston, Massachusetts
April 13, 2007

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                             Strategic         Strategic         Investment       Investment
                                        Opportunities - A  Opportunities - B  Quality Bond - A  Quality Bond - B  U.S. Core - A
                                        -----------------  -----------------  ----------------  ----------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                  $307,765,231       $23,023,373       $136,834,282       $115,907,365    $728,071,238
                                           ------------       -----------       ------------       ------------    ------------
Total Assets                               $307,765,231       $23,023,373       $136,834,282       $115,907,365    $728,071,238
                                           ============       ===========       ============       ============    ============
NET ASSETS:
Contracts in accumulation                  $307,335,011       $23,022,675       $136,465,004       $115,907,365    $726,743,764
Contracts in payout (annuitization)             430,220               698            369,278                          1,327,474
                                           ------------       -----------       ------------       ------------    ------------
Total net assets                           $307,765,231       $23,023,373       $136,834,282       $115,907,365    $728,071,238
                                           ============       ===========       ============       ============    ============
Units outstanding                            12,559,424         1,732,901          6,261,499          7,917,447      29,245,565
                                           ============       ===========       ============       ============    ============
Unit value (in accumulation)               $      24.50       $     13.29       $      21.85       $      14.64    $      24.90
                                           ============       ===========       ============       ============    ============

                                                         Blue Chip     Blue Chip
                                        U.S. Core - B   Growth - A    Growth - B   Money Market - A  Money Market - B
                                        -------------  ------------  ------------  ----------------  ----------------
ASSETS
Investments in shares of portfolios at
   value:                                $78,112,703   $554,433,820  $154,585,091    $311,440,313      $305,880,291
                                         -----------   ------------  ------------    ------------      ------------
Total Assets                             $78,112,703   $554,433,820  $154,585,091    $311,440,313      $305,880,291
                                         ===========   ============  ============    ============      ============
NET ASSETS:
Contracts in accumulation                $78,112,703   $553,749,883  $154,585,091    $311,075,165      $305,766,473
Contracts in payout (annuitization)                         683,937                       365,148           113,818
                                         -----------   ------------  ------------    ------------      ------------
Total net assets                         $78,112,703   $554,433,820  $154,585,091    $311,440,313      $305,880,291
                                         ===========   ============  ============    ============      ============
Units outstanding                          5,504,158     26,906,895    10,160,181      19,704,917        24,353,986
                                         ===========   ============  ============    ============      ============
Unit value (in accumulation)             $     14.19   $      20.61  $      15.21    $      15.81      $      12.56
                                         ===========   ============  ============    ============      ============

                                                                                                              U.S. Government
                                        Global Trust - A  Global Trust - B  Global Bond - A  Global Bond - B   Securities - A
                                        ----------------  ----------------  ---------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                                 $260,711,806       $35,849,220      $97,361,289      $182,700,208     $136,847,385
                                          ------------       -----------      -----------      ------------     ------------
Total Assets                              $260,711,806       $35,849,220      $97,361,289      $182,700,208     $136,847,385
                                          ============       ===========      ===========      ============     ============
NET ASSETS:
Contracts in accumulation                 $260,401,275       $35,716,595      $97,318,705      $182,650,320     $136,717,471
Contracts in payout (annuitization)            310,531           132,625           42,584            49,888          129,914
                                          ------------       -----------      -----------      ------------     ------------
Total net assets                          $260,711,806       $35,849,220      $97,361,289      $182,700,208     $136,847,385
                                          ============       ===========      ===========      ============     ============
Units outstanding                            8,922,244         1,910,631        4,254,622        11,017,535        7,000,426
                                          ============       ===========      ===========      ============     ============
Unit value (in accumulation)              $      29.22       $     18.76      $     22.88      $      16.58     $      19.55
                                          ============       ===========      ===========      ============     ============

                                        U.S. Government    Income &
                                         Securities - B    Value - A   Income & Value - B  Equity-Income - A  Equity-Income - B
                                        ---------------  ------------  ------------------  -----------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                                 $74,547,788    $330,322,781      $91,331,878        $662,230,708       $282,031,516
                                          -----------    ------------      -----------        ------------       ------------
Total Assets                              $74,547,788    $330,322,781      $91,331,878        $662,230,708       $282,031,516
                                          ===========    ============      ===========        ============       ============
NET ASSETS:
Contracts in accumulation                 $74,547,788    $329,981,457      $91,331,878        $661,188,542       $282,031,516
Contracts in payout (annuitization)                           341,324                            1,042,166
                                          -----------    ------------      -----------        ------------       ------------
Total net assets                          $74,547,788    $330,322,781      $91,331,878        $662,230,708       $282,031,516
                                          ===========    ============      ===========        ============       ============
Units outstanding                           5,486,202      13,421,722        5,879,600          22,179,215         16,211,703
                                          ===========    ============      ===========        ============       ============
Unit value (in accumulation)              $     13.59    $      24.61      $     15.53        $      29.86       $      17.40
                                          ===========    ============      ===========        ============       ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                                                                                                       All Cap
                                        Strategic Bond - A  Strategic Bond - B  All Cap Core - A  All Cap Core - B   Growth - A
                                        ------------------  ------------------  ----------------  ----------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                  $135,033,371         $97,092,302       $143,932,795       $10,072,010    $205,159,404
                                           ------------         -----------       ------------       -----------    ------------
Total Assets                               $135,033,371         $97,092,302       $143,932,795       $10,072,010    $205,159,404
                                           ============         ===========       ============       ===========    ============
NET ASSETS:
Contracts in accumulation                  $134,933,590         $97,092,302       $143,814,328       $10,072,010    $204,807,400
Contracts in payout (annuitization)              99,781                                118,467                           352,004
                                           ------------         -----------       ------------       -----------    ------------
Total net assets                           $135,033,371         $97,092,302       $143,932,795       $10,072,010    $205,159,404
                                           ============         ===========       ============       ===========    ============
Units outstanding                             6,540,056           6,041,040          7,796,201           546,094      11,560,384
                                           ============         ===========       ============       ===========    ============
Unit value (in accumulation)               $      20.65         $     16.07       $      18.46       $     18.44    $      17.75
                                           ============         ===========       ============       ===========    ============

                                                            International  International
                                        All Cap Growth - B  Small Cap - A  Small Cap - B  Pacific Rim - A  Pacific Rim - B
                                        ------------------  -------------  -------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                                   $25,736,425      $125,838,552   $52,296,908     $55,901,754      $39,723,999
                                            -----------      ------------   -----------     -----------      -----------
Total Assets                                $25,736,425      $125,838,552   $52,296,908     $55,901,754      $39,723,999
                                            ===========      ============   ===========     ===========      ===========
NET ASSETS:
Contracts in accumulation                   $25,736,425      $125,760,923   $52,296,908     $55,885,972      $39,723,999
Contracts in payout (annuitization)                                77,629                        15,782
                                            -----------      ------------   -----------     -----------      -----------
Total net assets                            $25,736,425      $125,838,552   $52,296,908     $55,901,754      $39,723,999
                                            ===========      ============   ===========     ===========      ===========
Units outstanding                             1,742,991         5,089,895     2,156,299       3,952,042        1,839,479
                                            ===========      ============   ===========     ===========      ===========
Unit value (in accumulation)                $     14.77      $      24.72   $     24.25     $     14.15      $     21.60
                                            ===========      ============   ===========     ===========      ===========

                                           Science &       Science &    Emerging Small  Emerging Small  International
                                        Technology - A  Technology - B    Company - A     Company - B      Core - A
                                        --------------  --------------  --------------  --------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                $208,201,998     $54,950,175     $98,495,711     $47,965,200    $93,287,011
                                         ------------     -----------     -----------     -----------    -----------
Total Assets                             $208,201,998     $54,950,175     $98,495,711     $47,965,200    $93,287,011
                                         ============     ===========     ===========     ===========    ===========
NET ASSETS:
Contracts in accumulation                $208,075,781     $54,948,624     $98,431,651     $47,965,200    $93,157,935
Contracts in payout (annuitization)           126,217           1,551          64,060                        129,076
                                         ------------     -----------     -----------     -----------    -----------
Total net assets                         $208,201,998     $54,950,175     $98,495,711     $47,965,200    $93,287,011
                                         ============     ===========     ===========     ===========    ===========
Units outstanding                          19,134,560       4,062,323       5,675,377       3,257,290      5,288,392
                                         ============     ===========     ===========     ===========    ===========
Unit value (in accumulation)             $      10.88     $     13.53     $     17.35     $     14.73    $     17.64
                                         ============     ===========     ===========     ===========    ===========

                                        International                              Real Estate      Real Estate
                                           Core - B      Value - A    Value - B   Securities - A  Securities - B
                                        -------------  ------------  -----------  --------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                $42,672,268   $180,670,849  $54,276,690   $185,687,524    $153,620,407
                                         -----------   ------------  -----------   ------------    ------------
Total Assets                             $42,672,268   $180,670,849  $54,276,690   $185,687,524    $153,620,407
                                         ===========   ============  ===========   ============    ============
NET ASSETS:
Contracts in accumulation                $42,625,988   $180,397,934  $54,276,690   $185,534,490    $153,586,543
Contracts in payout (annuitization)           46,280        272,915                     153,034          33,864
                                         -----------   ------------  -----------   ------------    ------------
Total net assets                         $42,672,268   $180,670,849  $54,276,690   $185,687,524    $153,620,407
                                         ===========   ============  ===========   ============    ============
Units outstanding                          2,166,288      7,252,323    2,811,426      5,075,483       4,890,295
                                         ===========   ============  ===========   ============    ============
Unit value (in accumulation)             $     19.70   $      24.91  $     19.31   $      36.59    $      31.41
                                         ===========   ============  ===========   ============    ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                                                           Lifestyle       Lifestyle      Lifestyle
                                        High Yield - A  High Yield - B  Aggressive - A  Aggressive - B   Growth - A
                                        --------------  --------------  --------------  --------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                $116,074,217     $88,817,338    $214,081,947    $309,161,108   $879,620,045
                                         ------------     -----------    ------------    ------------   ------------
Total Assets                             $116,074,217     $88,817,338    $214,081,947    $309,161,108   $879,620,045
                                         ============     ===========    ============    ============   ============
NET ASSETS:
Contracts in accumulation                $115,972,594     $88,731,580    $214,080,591    $309,161,108   $878,551,415
Contracts in payout (annuitization)           101,623          85,758           1,356                      1,068,630
                                         ------------     -----------    ------------    ------------   ------------
Total net assets                         $116,074,217     $88,817,338    $214,081,947    $309,161,108   $879,620,045
                                         ============     ===========    ============    ============   ============
Units outstanding                           7,027,050       5,215,195      12,037,626      16,595,789     46,043,879
                                         ============     ===========    ============    ============   ============
Unit value (in accumulation)             $      16.52     $     17.03    $      17.78    $      18.63   $      19.10
                                         ============     ===========    ============    ============   ============

                                           Lifestyle      Lifestyle      Lifestyle      Lifestyle      Lifestyle
                                          Growth - B    Balanced - A   Balanced - B   Moderate - A   Moderate - B
                                        --------------  ------------  --------------  ------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                               $8,845,508,747  $985,779,872  $6,683,427,162  $303,645,863  $1,387,766,421
                                        --------------  ------------  --------------  ------------  --------------
Total Assets                            $8,845,508,747  $985,779,872  $6,683,427,162  $303,645,863  $1,387,766,421
                                        ==============  ============  ==============  ============  ==============
NET ASSETS:
Contracts in accumulation               $8,845,415,013  $985,406,929  $6,683,352,196  $301,030,039  $1,387,692,665
Contracts in payout (annuitization)             93,734       372,943          74,966     2,615,824          73,756
                                        --------------  ------------  --------------  ------------  --------------
Total net assets                        $8,845,508,747  $985,779,872  $6,683,427,162  $303,645,863  $1,387,766,421
                                        ==============  ============  ==============  ============  ==============
Units outstanding                          501,634,818    49,449,565     381,237,428    15,204,994      84,168,310
                                        ==============  ============  ==============  ============  ==============
Unit value (in accumulation)            $        17.63  $      19.94  $        17.53  $      19.97  $        16.49
                                        ==============  ============  ==============  ============  ==============

                                            Lifestyle          Lifestyle    Small Company  Small Company  International
                                        Conservative - A  Conservative - B    Value - A      Value - B      Value - A
                                        ----------------  ----------------  -------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                 $146,048,384      $454,533,302     $214,489,802   $172,274,684   $361,944,454
                                          ------------      ------------     ------------   ------------   ------------
Total Assets                              $146,048,384      $454,533,302     $214,489,802   $172,274,684   $361,944,454
                                          ============      ============     ============   ============   ============
NET ASSETS:
Contracts in accumulation                 $145,984,206      $454,533,302     $214,300,173   $172,274,684   $361,717,040
Contracts in payout (annuitization)             64,178                            189,629                       227,414
                                          ------------      ------------     ------------   ------------   ------------
Total net assets                          $146,048,384      $454,533,302     $214,489,802   $172,274,684   $361,944,454
                                          ============      ============     ============   ============   ============
Units outstanding                            7,446,440        29,038,717        9,132,897      8,526,743     17,751,048
                                          ============      ============     ============   ============   ============
Unit value (in accumulation)              $      19.61      $      15.65     $      23.49   $      20.20   $      20.39
                                          ============      ============     ============   ============   ============

                                        International                                      U.S. Large Cap    U.S. Large
                                          Value - B    Total Return - A  Total Return - B     Value - A    Cap Value - B
                                        -------------  ----------------  ----------------  --------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                $228,099,289    $286,638,279      $215,790,354     $275,659,074    $101,074,243
                                         ------------    ------------      ------------     ------------    ------------
Total Assets                             $228,099,289    $286,638,279      $215,790,354     $275,659,074    $101,074,243
                                         ============    ============      ============     ============    ============
NET ASSETS:
Contracts in accumulation                $228,045,958    $286,542,503      $215,609,943     $275,378,698    $101,001,712
Contracts in payout (annuitization)            53,331          95,776           180,411          280,376          72,531
                                         ------------    ------------      ------------     ------------    ------------
Total net assets                         $228,099,289    $286,638,279      $215,790,354     $275,659,074    $101,074,243
                                         ============    ============      ============     ============    ============
Units outstanding                           9,830,367      17,147,454        14,889,527       18,402,991       6,320,408
                                         ============    ============      ============     ============    ============
Unit value (in accumulation)             $      23.20    $      16.72      $      14.49     $      14.98    $      15.99
                                         ============    ============      ============     ============    ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                          Mid Cap       Mid Cap         Global          Global        Dynamic
                                         Stock - A     Stock - B    Allocation - A  Allocation - B   Growth - A
                                        ------------  ------------  --------------  --------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $304,719,779  $161,929,029    $66,274,487    $181,780,885   $80,188,645
                                        ------------  ------------    -----------    ------------   -----------
Total Assets                            $304,719,779  $161,929,029    $66,274,487    $181,780,885   $80,188,645
                                        ============  ============    ===========    ============   ===========
NET ASSETS:
Contracts in accumulation               $304,676,434  $161,928,235    $66,273,547    $181,780,885   $80,130,938
Contracts in payout (annuitization)           43,345           794            940                        57,707
                                        ------------  ------------    -----------    ------------   -----------
Total net assets                        $304,719,779  $161,929,029    $66,274,487    $181,780,885   $80,188,645
                                        ============  ============    ===========    ============   ===========
Units outstanding                         18,381,353     7,959,255      5,264,129      11,570,456    13,496,709
                                        ============  ============    ===========    ============   ===========
Unit value (in accumulation)            $      16.58  $      20.34    $     12.59    $      15.71   $      5.94
                                        ============  ============    ===========    ============   ===========

                                          Dynamic      Total Stock       Total Stock
                                         Growth - B  Market Index - A  Market Index - B  500 Index - A  500 Index - B
                                        -----------  ----------------  ----------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                               $30,933,855     $30,453,298       $30,202,803     $139,913,308   $ 95,202,414
                                        -----------     -----------       -----------     ------------   ------------
Total Assets                            $30,933,855     $30,453,298       $30,202,803     $139,913,308   $ 95,202,414
                                        ===========     ===========       ===========     ============   ============
NET ASSETS:
Contracts in accumulation               $30,933,855     $30,342,598       $30,101,549     $139,825,186   $ 95,202,414
Contracts in payout (annuitization)                         110,700           101,254           88,122
                                        -----------     -----------       -----------     ------------   ------------
Total net assets                        $30,933,855     $30,453,298       $30,202,803     $139,913,308   $ 95,202,414
                                        ===========     ===========       ===========     ============   ============
Units outstanding                         1,868,970       2,366,410         1,795,635       11,609,646      5,988,819
                                        ===========     ===========       ===========     ============   ============
Unit value (in accumulation)            $     16.55     $     12.87       $     16.82     $      12.05   $      15.90
                                        ===========     ===========       ===========     ============   ============

                                          Mid Cap      Mid Cap     Small Cap    Small Cap       Capital
                                         Index - A    Index - B    Index - A    Index - B   Appreciation - A
                                        -----------  -----------  -----------  -----------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                               $69,717,699  $70,694,831  $40,547,500  $44,538,049    $218,602,333
                                        -----------  -----------  -----------  -----------    ------------
Total Assets                            $69,717,699  $70,694,831  $40,547,500  $44,538,049    $218,602,333
                                        ===========  ===========  ===========  ===========    ============
NET ASSETS:
Contracts in accumulation               $69,687,072  $70,694,831  $40,502,922  $44,538,049    $218,410,476
Contracts in payout (annuitization)          30,627                    44,578                      191,857
                                        -----------  -----------  -----------  -----------    ------------
Total net assets                        $69,717,699  $70,694,831  $40,547,500  $44,538,049    $218,602,333
                                        ===========  ===========  ===========  ===========    ============
Units outstanding                         3,647,695    3,930,705    2,273,619    2,384,686      22,981,087
                                        ===========  ===========  ===========  ===========    ============
Unit value (in accumulation)            $     19.11  $     17.99  $     17.83  $     18.68    $       9.51
                                        ===========  ===========  ===========  ===========    ============

                                             Capital          Health        Health       Financial    Financial
                                        Appreciation - B   Sciences - A  Sciences - B  Services - A  Services - B
                                        ----------------  -------------  ------------  ------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                 $100,280,811     $72,020,065    $72,848,017   $45,179,873   $55,701,359
                                          ------------     -----------    -----------   -----------   -----------
Total Assets                              $100,280,811     $72,020,065    $72,848,017   $45,179,873   $55,701,359
                                          ============     ===========    ===========   ===========   ===========
NET ASSETS:
Contracts in accumulation                 $100,280,811     $72,016,770    $72,847,289   $45,179,873   $55,700,561
Contracts in payout (annuitization)                              3,295            728                         798
                                          ------------     -----------    -----------   -----------   -----------
Total net assets                          $100,280,811     $72,020,065    $72,848,017   $45,179,873   $55,701,359
                                          ============     ===========    ===========   ===========   ===========
Units outstanding                            6,968,696       4,162,723      3,953,949     2,583,144     2,933,691
                                          ============     ===========    ===========   ===========   ===========
Unit value (in accumulation)              $      14.39     $     17.30    $     18.42   $     17.49   $     18.99
                                          ============     ===========    ===========   ===========   ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                               DECEMBER 31, 2006

                                        Quantitative  Quantitative    All Cap      All Cap
                                        Mid Cap - A    Mid Cap - B   Value - A    Value - B   Utilities - A
                                        ------------  ------------  -----------  -----------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                $9,867,298    $9,697,275   $58,057,755  $57,471,289   $54,991,555
                                         ----------    ----------   -----------  -----------   -----------
Total Assets                             $9,867,298    $9,697,275   $58,057,755  $57,471,289   $54,991,555
                                         ==========    ==========   ===========  ===========   ===========
NET ASSETS:
Contracts in accumulation                $9,867,298    $9,697,275   $58,057,755  $57,471,289   $54,961,105
Contracts in payout (annuitization)                                                                 30,450
                                         ----------    ----------   -----------  -----------   -----------
Total net assets                         $9,867,298    $9,697,275   $58,057,755  $57,471,289   $54,991,555
                                         ==========    ==========   ===========  ===========   ===========
Units outstanding                           699,910       548,247     3,602,546    3,376,358     3,126,751
                                         ==========    ==========   ===========  ===========   ===========
Unit value (in accumulation)             $    14.10    $    17.69   $     16.12  $     17.02   $     17.59
                                         ==========    ==========   ===========  ===========   ===========

                                                          Mid Cap      Mid Cap      Fundamental   Fundamental
                                        Utilities - B    Value - A    Value - B      Value - A     Value - B
                                        -------------  ------------  ------------  ------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                $58,597,360   $197,760,166  $191,976,798  $175,240,516  $353,590,830
                                         -----------   ------------  ------------  ------------  ------------
Total Assets                             $58,597,360   $197,760,166  $191,976,798  $175,240,516  $353,590,830
                                         ===========   ============  ============  ============  ============
NET ASSETS:
Contracts in accumulation                $58,597,360   $197,647,290  $191,976,798  $175,240,516  $353,590,120
Contracts in payout (annuitization)                         112,876                                       710
                                         -----------   ------------  ------------  ------------  ------------
Total net assets                         $58,597,360   $197,760,166  $191,976,798  $175,240,516  $353,590,830
                                         ===========   ============  ============  ============  ============
Units outstanding                          2,218,803      9,675,201     9,922,000    10,714,532    20,166,674
                                         ===========   ============  ============  ============  ============
Unit value (in accumulation)             $     26.41   $      20.44  $      19.35  $      16.36  $      17.53
                                         ===========   ============  ============  ============  ============

                                          Emerging      Natural      Quantitative   Large Cap       Small Cap
                                         Growth - B  Resources - B    All Cap - B   Value - B   Opportunities - A
                                        -----------  --------------  ------------  -----------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $11,308,182   $222,306,785    $3,293,950   $54,673,160     $88,036,741
                                        -----------   ------------    ----------   -----------     -----------
Total Assets                            $11,308,182   $222,306,785    $3,293,950   $54,673,160     $88,036,741
                                        ===========   ============    ==========   ===========     ===========
NET ASSETS:
Contracts in accumulation               $11,308,182   $222,112,353    $3,293,950   $54,653,962     $88,019,396
Contracts in payout (annuitization)                        194,432                      19,198          17,345
                                        -----------   ------------    ----------   -----------     -----------
Total net assets                        $11,308,182   $222,306,785    $3,293,950   $54,673,160     $88,036,741
                                        ===========   ============    ==========   ===========     ===========
Units outstanding                           574,185      5,989,474       157,118     2,246,431       3,561,237
                                        ===========   ============    ==========   ===========     ===========
Unit value (in accumulation)            $     19.69   $      37.12    $    20.96   $     24.34     $     24.72
                                        ===========   ============    ==========   ===========     ===========

                                           Small Cap                            Real Return       American           American
                                        Opportunities - B  Special Value - B      Bond - B    International - B    Growth - B
                                        -----------------  -----------------  --------------  -----------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                  $66,873,689         $6,223,274       $97,632,831      $856,032,147    $1,324,517,659
                                           -----------         ----------       -----------      ------------    --------------
Total Assets                               $66,873,689         $6,223,274       $97,632,831      $856,032,147    $1,324,517,659
                                           ===========         ==========       ===========      ============    ==============
NET ASSETS:
Contracts in accumulation                  $66,873,689         $6,220,907       $97,608,131      $856,019,714    $1,324,491,087
Contracts in payout (annuitization)                                 2,367            24,700            12,433            26,572
                                           -----------         ----------       -----------      ------------    --------------
Total net assets                           $66,873,689         $6,223,274       $97,632,831      $856,032,147    $1,324,517,659
                                           ===========         ==========       ===========      ============    ==============
Units outstanding                            2,748,812            298,427         7,163,412        33,554,049        65,701,092
                                           ===========         ==========       ===========      ============    ==============
Unit value (in accumulation)               $     24.33         $    20.85       $     13.63      $      25.51    $        20.16
                                           ===========         ==========       ===========      ============    ==============

See accompanying notes.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                        American Blue-Chip   American Growth-                     American Century -   PIMCO VIT
                                        Income & Growth - B     Income - B     American Bond - B    Small  Company     All Asset
                                        -------------------  ----------------  -----------------  ------------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                   $177,060,573      $1,094,819,585      $475,934,445        $7,959,340      $40,166,872
                                            ------------      --------------      ------------        ----------      -----------
Total Assets                                $177,060,573      $1,094,819,585      $475,934,445        $7,959,340      $40,166,872
                                            ============      ==============      ============        ==========      ===========
NET ASSETS:
Contracts in accumulation                   $177,051,797      $1,094,789,790      $475,934,445        $7,959,340      $40,166,872
Contracts in payout (annuitization)                8,776              29,795
                                            ------------      --------------      ------------        ----------      -----------
Total net assets                            $177,060,573      $1,094,819,585      $475,934,445        $7,959,340      $40,166,872
                                            ============      ==============      ============        ==========      ===========
Units outstanding                              8,938,256          57,499,647        36,599,574           487,905        2,705,463
                                            ============      ==============      ============        ==========      ===========
Unit value (in accumulation)                $      19.81      $        19.04      $      13.00        $    16.31      $     14.85
                                            ============      ==============      ============        ==========      ===========

                                                                                                        U.S. Global
                                                           Classic    Quantitative      U.S. Global       Leaders
                                        Core Equity - B   Value - B     Value - B   Leaders Growth - A   Growth - B
                                        ---------------  -----------  ------------  ------------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                 $47,851,722    $34,188,835   $5,139,138       $31,620,847     $25,697,974
                                          -----------    -----------   ----------       -----------     -----------
Total Assets                              $47,851,722    $34,188,835   $5,139,138       $31,620,847     $25,697,974
                                          ===========    ===========   ==========       ===========     ===========
NET ASSETS:
Contracts in accumulation                 $47,851,722    $34,188,835   $5,139,138       $31,620,847     $25,697,974
Contracts in payout (annuitization)
                                          -----------    -----------   ----------       -----------     -----------
RsTotal net assets                        $47,851,722    $34,188,835   $5,139,138       $31,620,847     $25,697,974
                                          ===========    ===========   ==========       ===========     ===========
Units outstanding                           3,122,725      2,036,668      277,591         2,430,020       1,984,361
                                          ===========    ===========   ==========       ===========     ===========
Unit value (in accumulation)              $     15.32    $     16.79   $    18.51       $     13.01     $     12.95
                                          ===========    ===========   ==========       ===========     ===========

                                        John Hancock     John Hancock      John Hancock
                                          Strategic      International    International                        Active
                                         Income - B    Equity Index - A  Equity Index - B  Active Bond - A    Bond - B
                                        -------------  ----------------  ----------------  ---------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                $17,466,961      $48,746,742       $39,998,672      $114,128,749   $489,520,731
                                         -----------      -----------       -----------      ------------   ------------
Total Assets                             $17,466,961      $48,746,742       $39,998,672      $114,128,749   $489,520,731
                                         ===========      ===========       ===========      ============   ============
NET ASSETS:
Contracts in accumulation                $17,466,961      $48,691,133       $39,998,672      $114,007,680   $489,503,825
Contracts in payout (annuitization)                            55,609                             121,069         16,906
                                         -----------      -----------       -----------      ------------   ------------
Total net assets                         $17,466,961      $48,746,742       $39,998,672      $114,128,749   $489,520,731
                                         ===========      ===========       ===========      ============   ============
Units outstanding                          1,264,469        2,339,248         1,937,249         8,812,410     38,059,136
                                         ===========      ===========       ===========      ============   ============
Unit value (in accumulation)             $     13.81      $     20.84       $     20.65      $      12.95   $      12.86
                                         ===========      ===========       ===========      ============   ============

                                                        Independence       Marisco
                                        CGTC Overseas  Investment LLC   International     T Rowe Price Mid   UBS Large
                                          Equity - B    Small Cap - B  Opportunities - B      Value - B       Cap - B
                                        -------------  --------------  -----------------  ----------------  ----------
ASSETS
Investments in shares of portfolios at
   value:                                 $6,821,207     $1,298,296       $40,996,807        $15,484,097    $1,732,989
                                          ----------     ----------       -----------        -----------    ----------
Total Assets                              $6,821,207     $1,298,296       $40,996,807        $15,484,097    $1,732,989
                                          ==========     ==========       ===========        ===========    ==========
NET ASSETS:
Contracts in accumulation                 $6,821,207     $1,298,296       $40,996,807        $15,484,097    $1,732,989
Contracts in payout (annuitization)
                                          ----------     ----------       -----------        -----------    ----------
Total net assets                          $6,821,207     $1,298,296       $40,996,807        $15,484,097    $1,732,989
                                          ==========     ==========       ===========        ===========    ==========
Units outstanding                            382,354         86,775         2,220,125            937,625       111,882
                                          ==========     ==========       ===========        ===========    ==========
Unit value (in accumulation)              $    17.84     $    14.96       $     18.47        $     16.51    $    15.49
                                          ==========     ==========       ===========        ===========    ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                                             Wellington Small  Wellington Small  Wells Capital
                                        U.S. High Yield - B   Cap Growth - B     Cap Value - B   Core Bond - B  Index Allocation - B
                                        -------------------  ----------------  ----------------  -------------  --------------------
ASSETS
Investments in shares of portfolios at
   value:                                    $2,539,468         $29,890,947       $66,825,650      $1,493,972        $96,462,961
                                             ----------         -----------       -----------      ----------        -----------
Total Assets                                 $2,539,468         $29,890,947       $66,825,650      $1,493,972        $96,462,961
                                             ==========         ===========       ===========      ==========        ===========
NET ASSETS:
Contracts in accumulation                    $2,539,468         $29,890,947       $66,825,650      $1,493,972        $96,462,961
Contracts in payout (annuitization)
                                             ----------         -----------       -----------      ----------        -----------
Total net assets                             $2,539,468         $29,890,947       $66,825,650      $1,493,972        $96,462,961
                                             ==========         ===========       ===========      ==========        ===========
Units outstanding                               183,393           1,718,376         4,011,905         117,383          7,176,021
                                             ==========         ===========       ===========      ==========        ===========
Unit value (in accumulation)                 $    13.85         $     17.39       $     16.66      $    12.73        $     13.44
                                             ==========         ===========       ===========      ==========        ===========

                                                             Scudder Capital  Scudder Global  Scudder Growth &  Scudder Health
                                        Large Cap Value - A     Growth - B     Discovery - B     Income - B      Sciences - B
                                        -------------------  ---------------  --------------  ----------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                   $70,288,522        $80,427,752      $20,622,452      $28,395,845      $13,090,480
                                            -----------        -----------      -----------      -----------      -----------
Total Assets                                $70,288,522        $80,427,752      $20,622,452      $28,395,845      $13,090,480
                                            ===========        ===========      ===========      ===========      ===========
NET ASSETS:
Contracts in accumulation                   $70,288,522        $80,427,752      $20,611,796      $28,395,845      $13,090,480
Contracts in payout (annuitization)                                                  10,656
                                            -----------        -----------      -----------      -----------      -----------
Total net assets                            $70,288,522        $80,427,752      $20,622,452      $28,395,845      $13,090,480
                                            ===========        ===========      ===========      ===========      ===========
Units outstanding                             2,872,716          3,942,709          585,121        1,335,429          644,651
                                            ===========        ===========      ===========      ===========      ===========
Unit value (in accumulation)                $     24.47        $     20.40      $     35.24      $     21.26      $     20.31
                                            ===========        ===========      ===========      ===========      ===========

                                             Scudder       Scudder Mid Cap  Scudder Blue  Scudder Contrarian  Scudder Global
                                        International - B     Growth - B      Chip - B        Value - B        Blue Chip - B
                                        -----------------  ---------------  ------------  ------------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                  $34,689,681        $4,297,141     $29,187,334      $27,212,286       $14,635,977
                                           -----------        ----------     -----------      -----------       -----------
Total Assets                               $34,689,681        $4,297,141     $29,187,334      $27,212,286       $14,635,977
                                           ===========        ==========     ===========      ===========       ===========
NET ASSETS:
Contracts in accumulation                  $34,689,681        $4,297,141     $29,187,334      $27,202,999       $14,635,977
Contracts in payout (annuitization)                                                                 9,287
                                           -----------        ----------     -----------      -----------       -----------
Total net assets                           $34,689,681        $4,297,141     $29,187,334      $27,212,286       $14,635,977
                                           ===========        ==========     ===========      ===========       ===========
Units outstanding                            1,291,046           178,399       1,248,734        1,226,037           488,934
                                           ===========        ==========     ===========      ===========       ===========
Unit value (in accumulation)               $     26.87        $    24.09     $     23.37      $     22.20       $     29.93
                                           ===========        ==========     ===========      ===========       ===========

                                        Scudder Government  Scudder High  Scudder International  Scudder Fixed  Scudder Money
                                          Securities - B     Income - B     Select Equity - B      Income - B     Market - B
                                        ------------------  ------------  ---------------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                   $24,731,872      $37,240,540       $35,222,605        $60,299,222    $31,879,547
                                            -----------      -----------       -----------        -----------    -----------
Total Assets                                $24,731,872      $37,240,540       $35,222,605        $60,299,222    $31,879,547
                                            ===========      ===========       ===========        ===========    ===========
NET ASSETS:
Contracts in accumulation                   $24,731,872      $37,240,540       $35,222,605        $60,299,222    $31,879,547
Contracts in payout (annuitization)
                                            -----------      -----------       -----------        -----------    -----------
Total net assets                            $24,731,872      $37,240,540       $35,222,605        $60,299,222    $31,879,547
                                            ===========      ===========       ===========        ===========    ===========
Units outstanding                             1,870,394        1,894,211         1,276,899          4,404,715      2,526,007
                                            ===========      ===========       ===========        ===========    ===========
Unit value (in accumulation)                $     13.22      $     19.66       $     27.58        $     13.69    $     12.62
                                            ===========      ===========       ===========        ===========    ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                        Scudder Small  Scudder Technology  Scudder Total    Scudder Davis    Scudder Dreman High
                                         Cap Growth B      Growth - B       Return - B    Venture Value - B   Return Equity - B
                                        -------------  ------------------  -------------  -----------------  -------------------
ASSETS
Investments in shares of portfolios at
   value:                                $26,467,142        $9,388,693      $20,283,044      $48,621,917         $137,628,544
                                         -----------        ----------      -----------      -----------         ------------
Total Assets                             $26,467,142        $9,388,693      $20,283,044      $48,621,917         $137,628,544
                                         ===========        ==========      ===========      ===========         ============
NET ASSETS:
Contracts in accumulation                $26,467,142        $9,388,693      $20,283,044      $48,621,917         $137,628,544
Contracts in payout (annuitization)
                                         -----------        ----------      -----------      -----------         ------------
Total net assets                         $26,467,142        $9,388,693      $20,283,044      $48,621,917         $137,628,544
                                         ===========        ==========      ===========      ===========         ============
Units outstanding                          1,219,526           419,618        1,149,979        2,048,805            5,323,087
                                         ===========        ==========      ===========      ===========         ============
Unit value (in accumulation)             $     21.70        $    22.37      $     17.64      $     23.73         $      25.86
                                         ===========        ==========      ===========      ===========         ============

                                                                                                                      Scudder
                                           Scudder Dreman       Scudder Janus       Scudder Turner    Scudder Real   Strategic
                                        Small Cap Value - B  Growth & Income - B  Mid Cap Growth - B   Estate - B    Income - B
                                        -------------------  -------------------  ------------------  ------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                   $57,631,663          $24,222,023          $18,694,499      $21,058,965  $13,188,983
                                            -----------          -----------          -----------      -----------  -----------
Total Assets                                $57,631,663          $24,222,023          $18,694,499      $21,058,965  $13,188,983
                                            ===========          ===========          ===========      ===========  ===========
NET ASSETS:
Contracts in accumulation                   $57,631,663          $24,222,023          $18,694,499      $21,058,965  $13,188,983
Contracts in payout (annuitization)
                                            -----------          -----------          -----------      -----------  -----------
Total net assets                            $57,631,663          $24,222,023          $18,694,499      $21,058,965  $13,188,983
                                            ===========          ===========          ===========      ===========  ===========
Units outstanding                             1,856,764            1,146,082              742,464          724,445      907,113
                                            ===========          ===========          ===========      ===========  ===========
Unit value (in accumulation)                $     31.04          $     21.13          $     25.18      $     29.07  $     14.54
                                            ===========          ===========          ===========      ===========  ===========

                                        Scudder Moderate  Scudder Conservative  Scudder Growth                    Scudder Equity 500
                                         Allocation - B      Allocation - B      Allocation B   Scudder Bond - B       Index - B
                                        ----------------  --------------------  -------------   ----------------  ------------------
ASSETS
Investments in shares of portfolios at
   value:                                 $117,984,183         $31,683,937       $141,372,774       $594,065          $36,848,675
                                          ------------         -----------       ------------       --------          -----------
Total Assets                              $117,984,183         $31,683,937       $141,372,774       $594,065          $36,848,675
                                          ============         ===========       ============       ========          ===========
NET ASSETS:
Contracts in accumulation                 $117,984,183         $31,683,937       $141,372,774       $594,065          $36,835,932
Contracts in payout (annuitization)                                                                                        12,743
                                          ------------         -----------       ------------       --------          -----------
Total net assets                          $117,984,183         $31,683,937       $141,372,774       $594,065          $36,848,675
                                          ============         ===========       ============       ========          ===========
Units outstanding                            7,758,551           2,173,768          8,914,489         46,175            1,674,427
                                          ============         ===========       ============       ========          ===========
Unit value (in accumulation)              $      15.21         $     14.58       $      15.86       $  12.87          $     22.01
                                          ============         ===========       ============       ========          ===========

                                                        Alger American  Credit Suisse     Credit Suisse
                                        Alger American     Leveraged       Emerging    Global Post Venture     Dreyfus Socially
                                         Balanced - B     All Cap - B    Markets - B       Capital - B      Responsible Growth - B
                                        --------------  --------------  -------------  -------------------  ----------------------
ASSETS
Investments in shares of portfolios at
   value:                                 $27,525,102     $10,548,174    $17,978,024        $3,470,821            $1,950,910
                                          -----------     -----------    -----------        ----------            ----------
Total Assets                              $27,525,102     $10,548,174    $17,978,024        $3,470,821            $1,950,910
                                          ===========     ===========    ===========        ==========            ==========
NET ASSETS:
Contracts in accumulation                 $27,512,733     $10,548,174    $17,978,024        $3,470,821            $1,950,910
Contracts in payout (annuitization)            12,369
                                          -----------     -----------    -----------        ----------            ----------
Total net assets                          $27,525,102     $10,548,174    $17,978,024        $3,470,821            $1,950,910
                                          ===========     ===========    ===========        ==========            ==========
Units outstanding                           1,635,810         452,490        474,747           119,135               100,978
                                          ===========     ===========    ===========        ==========            ==========
Unit value (in accumulation)              $     16.83     $     23.31    $     37.87        $    29.13            $    19.32
                                          ===========     ===========    ===========        ==========            ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                        Dreyfus IP Midcap     Invesco     Basic Value  Small Cap Value     ML Global
                                            Stock - B      Utilities - B   Focus - A      Focus - A     Allocation - B
                                        -----------------  -------------  -----------  ---------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                  $37,122,658       $6,763,297   $28,247,174    $14,989,907      $1,770,909
                                           -----------       ----------   -----------    -----------      ----------
Total Assets                               $37,122,658       $6,763,297   $28,247,174    $14,989,907      $1,770,909
                                           ===========       ==========   ===========    ===========      ==========
NET ASSETS:
Contracts in accumulation                  $37,113,141       $6,763,297   $28,247,174    $14,989,907      $1,770,909
Contracts in payout (annuitization)              9,517
                                           -----------       ----------   -----------    -----------      ----------
Total net assets                           $37,122,658       $6,763,297   $28,247,174    $14,989,907      $1,770,909
                                           ===========       ==========   ===========    ===========      ==========
Units outstanding                            1,624,427          246,956     1,057,639        361,524         124,483
                                           ===========       ==========   ===========    ===========      ==========
Unit value (in accumulation)               $     22.85       $    27.39   $     26.71    $     41.46      $    14.23
                                           ===========       ==========   ===========    ===========      ==========

                                              Total
                                         ---------------
ASSETS
Investments in shares of portfolios at
   value:                                $39,243,021,443
                                         ---------------
Total Assets                             $39,243,021,443
                                         ===============
NET ASSETS:
Contracts in accumulation                $39,229,136,387
Contracts in payout (annuitization)           13,885,056
                                         ---------------
Total net assets                         $39,243,021,443
                                         ===============
Units outstanding                          2,180,307,041
                                         ===============
Unit value (in accumulation)             $         18.00
                                         ===============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                      Strategic Opportunities - A  Strategic Opportunities - B
                                                      ---------------------------  ---------------------------
                                                          2006          2005            2006         2005
                                                      ------------  ------------    -----------  -----------
Income:
   Dividends                                          $     38,769  $  1,603,869    $        --  $    65,112
Expenses:
   Mortality and expense risk and administration
      charges                                            4,707,704     5,161,348        394,645      397,219
                                                      ------------  ------------    -----------  -----------
Net investment income (loss)                            (4,668,935)   (3,557,479)      (394,645)    (332,107)
Net realized gain (loss)                               (14,516,737)  (38,383,519)     2,024,267    1,341,289
Unrealized appreciation (depreciation) during the
   period                                               52,133,740    67,743,194        685,655      707,234
                                                      ------------  ------------    -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      32,948,068    25,802,196      2,315,277    1,716,416
Changes from principal transactions:
   Purchase payments                                     1,842,558     2,176,173        438,704    1,201,502
   Transfers between sub-accounts and the
      company                                          (22,756,398)  (33,432,651)      (596,573)  (3,023,471)
   Withdrawals                                         (51,191,039)  (50,718,112)    (3,219,514)  (1,650,357)
   Annual contract fee                                    (459,938)     (515,205)       (81,420)     (83,853)
                                                      ------------  ------------    -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (72,564,817)  (82,489,795)    (3,458,803)  (3,556,179)
                                                      ------------  ------------    -----------  -----------
Total increase (decrease) in contract owners' equity   (39,616,749)  (56,687,599)    (1,143,526)  (1,839,763)
Contract owners' equity at beginning of period         347,381,980   404,069,579     24,166,899   26,006,662
                                                      ------------  ------------    -----------  -----------
Contract owners' equity at end of period              $307,765,231  $347,381,980    $23,023,373  $24,166,899
                                                      ============  ============    ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                      Investment Quality Bond- A   Investment Quality Bond- B
                                                      --------------------------  ---------------------------
                                                          2006          2005           2006         2005
                                                      ------------  ------------   ------------  -----------
Income:
   Dividends                                          $  9,257,285  $ 10,698,032   $  4,866,748  $ 2,656,043
Expenses:
   Mortality and expense risk and administration
      charges                                            2,216,094     2,737,390      1,497,212      929,560
                                                      ------------  ------------   ------------  -----------
Net investment income (loss)                             7,041,191     7,960,642      3,369,536    1,726,483
Net realized gain (loss)                                  (593,063)      938,688       (807,777)    (366,957)
Unrealized appreciation (depreciation) during the
   period                                               (3,754,791)   (7,478,417)      (623,655)  (1,205,494)
                                                      ------------  ------------   ------------  -----------
Net increase (decrease) in contract owners equity
   from operations                                       2,693,337     1,420,913      1,938,104      154,032
Changes from principal transactions:
   Purchase payments                                       523,550     1,195,379     40,732,073   26,855,362
   Transfers between sub-accounts and the
      company                                           (6,507,380)  (11,790,787)     7,089,582   (3,113,286)
   Withdrawals                                         (27,152,448)  (28,057,403)    (6,749,658)  (5,823,493)
   Annual contract fee                                    (189,969)     (236,839)      (135,470)    (147,464)
                                                      ------------  ------------   ------------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (33,326,247)  (38,889,650)    40,936,527   17,771,119
                                                      ------------  ------------   ------------  -----------
Total increase (decrease) in contract owners' equity   (30,632,910)  (37,468,737)    42,874,631   17,925,151
Contract owners' equity at beginning of period         167,467,192   204,935,929     73,032,734   55,107,583
                                                      ------------  ------------   ------------  -----------
Contract owners' equity at end of period              $136,834,282  $167,467,192   $115,907,365  $73,032,734
                                                      ============  ============   ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ---------------------------------------------------------
                                                            U.S. Core - A (1)             U.S. Core - B (1)
                                                      -----------------------------  --------------------------
                                                           2006           2005           2006          2005
                                                      -------------  --------------  ------------  ------------
Income:
   Dividends                                          $ 105,609,854  $   35,907,685  $ 10,962,977  $  3,285,732
Expenses:
   Mortality and expense risk and administration
      charges                                            11,466,018      14,262,835     1,346,023     1,566,233
                                                      -------------  --------------  ------------  ------------
Net investment income (loss)                             94,143,836      21,644,850     9,616,954     1,719,499
Net realized gain (loss)                                (92,024,515)    (77,917,420)    3,269,259     4,376,460
Unrealized appreciation (depreciation) during the
   period                                                52,628,466      58,436,238    (7,320,532)   (6,053,516)
                                                      -------------  --------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                       54,747,787       2,163,668     5,565,681        42,443
Changes from principal transactions:
   Purchase payments                                      3,222,490       4,840,783     1,334,947     3,974,385
   Transfers between sub-accounts and the
      company                                           (84,444,056)   (102,028,494)   (9,483,407)   (9,745,925)
   Withdrawals                                         (126,802,674)   (137,229,523)  (10,014,966)   (6,750,057)
   Annual contract fee                                   (1,080,791)     (1,314,360)     (272,204)     (324,743)
                                                      -------------  --------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (209,105,031)   (235,731,594)  (18,435,630)  (12,846,340)
                                                      -------------  --------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (154,357,244)   (233,567,926)  (12,869,949)  (12,803,897)
Contract owners' equity at beginning of period          882,428,482   1,115,996,408    90,982,652   103,786,549
                                                      -------------  --------------  ------------  ------------
Contract owners' equity at end of period              $ 728,071,238  $  882,428,482  $ 78,112,703  $ 90,982,652
                                                      =============  ==============  ============  ============

(1) On May 1, 2006, the Growth & Income sub-account was renamed U.S. Core through a vote of the Board of Directors.

See accompanying notes.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------------
                                                           Blue Chip Growth- A          Blue Chip Growth- B
                                                      ----------------------------  --------------------------
                                                           2006           2005          2006          2005
                                                      -------------  -------------  ------------  ------------
Income:
   Dividends                                          $   1,251,057  $   2,803,758  $     53,861  $         --
Expenses:
   Mortality and expense risk and administration
      charges                                             8,582,051      9,876,845     2,542,848     2,343,879
                                                      -------------  -------------  ------------  ------------
Net investment income (loss)                             (7,330,994)    (7,073,087)   (2,488,987)   (2,343,879)
Net realized gain (loss)                                (11,714,604)   (28,801,786)    9,490,910     5,483,187
Unrealized appreciation (depreciation) during the
   period                                                62,188,901     58,874,043     4,007,992     2,669,855
                                                      -------------  -------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                       43,143,303     22,999,170    11,009,915     5,809,163
Changes from principal transactions:
   Purchase payments                                      3,132,082      4,641,762    11,190,286    35,435,408
   Transfers between sub-accounts and the
      company                                           (47,332,109)   (62,006,186)  (12,885,293)  (12,815,487)
   Withdrawals                                          (86,787,587)   (81,103,859)  (14,146,587)   (6,986,642)
   Annual contract fee                                   (1,037,970)    (1,162,860)     (349,915)     (354,214)
                                                      -------------  -------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (132,025,584)  (139,631,143)  (16,191,509)   15,279,065
                                                      -------------  -------------  ------------  ------------
Total increase (decrease) in contract owners' equity    (88,882,281)  (116,631,973)   (5,181,594)   21,088,228
Contract owners' equity at beginning of period          643,316,101    759,948,074   159,766,685   138,678,457
                                                      -------------  -------------  ------------  ------------
Contract owners' equity at end of period              $ 554,433,820  $ 643,316,101  $154,585,091  $159,766,685
                                                      =============  =============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                            Money Market- A              Money Market- B
                                                      --------------------------  ----------------------------
                                                          2006          2005           2006          2005
                                                      ------------  ------------  -------------  -------------
Income:
   Dividends                                          $ 14,370,942  $  8,930,943  $  12,967,533  $   5,035,936
Expenses:
   Mortality and expense risk and administration
      charges                                            4,903,462     5,127,725      5,046,049      3,355,688
                                                      ------------  ------------  -------------  -------------
Net investment income (loss)                             9,467,480     3,803,218      7,921,484      1,680,248
Net realized gain (loss)                                  (554,397)     (758,115)      (299,007)       815,738
Unrealized appreciation (depreciation) during the
   period                                                       --            --             --             --
                                                      ------------  ------------  -------------  -------------
Net increase (decrease) in contract owners equity
   from operations                                       8,913,083     3,045,103      7,622,477      2,495,986
Changes from principal transactions:
   Purchase payments                                    15,144,897     9,598,359    311,085,946    218,717,344
   Transfers between sub-accounts and the
      company                                          (20,900,433)  (18,081,306)   (88,787,889)  (106,419,539)
   Withdrawals                                          10,049,835   (38,877,096)  (133,344,705)   (71,081,740)
   Annual contract fee                                    (712,139)     (702,846)      (693,716)      (481,534)
                                                      ------------  ------------  -------------  -------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                          3,582,160   (48,062,889)    88,259,636     40,734,531
                                                      ------------  ------------  -------------  -------------
Total increase (decrease) in contract owners' equity    12,495,243   (45,017,786)    95,882,113     43,230,517
Contract owners' equity at beginning of period         298,945,070   343,962,856    209,998,178    166,767,661
                                                      ------------  ------------  -------------  -------------
Contract owners' equity at end of period              $311,440,313  $298,945,070  $ 305,880,291  $ 209,998,178
                                                      ============  ============  =============  =============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
             STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS'
              EQUITY - (CONTINUED) FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                          Global Trust - A(2)        Global Trust - B(2)
                                                      --------------------------  ------------------------
                                                           2006         2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  3,511,373  $  3,420,545  $   408,290  $   310,477
Expenses:
   Mortality and expense risk and administration
      charges                                            3,758,480     3,874,667      550,686      471,602
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                              (247,107)     (454,122)    (142,396)    (161,125)
Net realized gain (loss)                                11,064,985     1,002,986    3,209,647    1,670,243
Unrealized appreciation (depreciation) during the
   period                                               33,546,600    22,594,519    2,584,854    1,059,405
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      44,364,478    23,143,383    5,652,105    2,568,523
Changes from principal transactions:
   Purchase payments                                     1,250,385     1,747,944    1,618,878    3,009,480
   Transfers between sub-accounts and the
      company                                          (10,386,914)   (8,302,022)     521,796    2,923,279
   Withdrawals                                         (39,017,146)  (36,537,501)  (4,185,626)  (1,795,609)
   Annual contract fee                                    (270,715)     (277,382)     (96,278)     (86,143)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (48,424,390)  (43,368,961)  (2,141,230)   4,051,007
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity    (4,059,912)  (20,225,578)   3,510,875    6,619,530
Contract owners' equity at beginning of period         264,771,718   284,997,296   32,338,345   25,718,815
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $260,711,806  $264,771,718  $35,849,220  $32,338,345
                                                      ============  ============  ===========  ===========

(2) On May 1, 2006, the Global Equity sub-account was renamed Global Trust sub-account through a vote of the Board of

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                            Global Bond- A              Global Bond- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  1,376,896  $  7,266,851  $  1,812,487  $  5,639,116
Expenses:
   Mortality and expense risk and administration
      charges                                            1,549,600     1,873,802     2,471,200     1,900,150
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                              (172,704)    5,393,049      (658,713)    3,738,966
Net realized gain (loss)                                 2,147,188     4,346,918      (103,510)      984,072
Unrealized appreciation (depreciation) during the
   period                                                1,789,987   (20,467,561)    5,473,191   (14,462,945)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                       3,764,471   (10,727,594)    4,710,968    (9,739,907)
Changes from principal transactions:
   Purchase payments                                       545,855       710,171    47,447,010    42,028,227
   Transfers between sub-accounts and the
      company                                           (1,757,038)     (640,160)    9,023,062     8,187,509
   Withdrawals                                         (18,048,656)  (16,497,691)  (10,635,170)   (7,912,675)
   Annual contract fee                                    (144,159)     (166,333)     (244,140)     (270,597)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (19,403,998)  (16,594,013)   45,590,762    42,032,464
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (15,639,527)  (27,321,607)   50,301,730    32,292,557
Contract owners' equity at beginning of period         113,000,816   140,322,423   132,398,478   100,105,921
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $ 97,361,289  $113,000,816  $182,700,208  $132,398,478
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                      U.S. Government Securities-A  U.S. Government Securities-B
                                                      ----------------------------  ----------------------------
                                                          2006          2005            2006          2005
                                                       ------------  ------------    ------------  ------------
Income:
   Dividends                                           $  7,793,871  $  7,539,634    $  4,030,424  $  3,564,115
Expenses:
   Mortality and expense risk and administration
      charges                                             2,263,133     2,924,597       1,296,550     1,690,896
                                                       ------------  ------------    ------------  ------------
Net investment income (loss)                              5,530,738     4,615,037       2,733,874     1,873,219
Net realized gain (loss)                                 (2,939,352)   (1,470,084)     (1,827,085)     (923,255)
Unrealized appreciation (depreciation) during the
   period                                                 1,408,182    (3,015,408)        851,711    (1,112,639)
                                                       ------------  ------------    ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                        3,999,568       129,545       1,758,500      (162,675)
Changes from principal transactions:
   Purchase payments                                        630,137     2,040,565       3,418,182     5,108,328
   Transfers between sub-accounts and the
      company                                            (9,217,503)  (22,218,990)     (5,718,588)  (19,903,588)
   Withdrawals                                          (29,236,739)  (31,617,766)    (14,316,975)  (16,203,279)
   Annual contract fee                                     (217,147)     (285,878)       (181,592)     (240,646)
                                                       ------------  ------------    ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                         (38,041,252)  (52,082,069)    (16,798,973)  (31,239,185)
                                                       ------------  ------------    ------------  ------------
Total increase (decrease) in contract owners' equity    (34,041,684)  (51,952,524)    (15,040,473)  (31,401,860)
Contract owners' equity at beginning of period          170,889,069   222,841,593      89,588,261   120,990,121
                                                       ------------  ------------    ------------  ------------
Contract owners' equity at end of period               $136,847,385  $170,889,069    $ 74,547,788  $ 89,588,261
                                                       ============  ============    ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      -------------------------------------------------------
                                                           Income & Value- A            Income & Value- B
                                                      ---------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  -------------  ------------  ------------
Income:
   Dividends                                          $  7,291,176  $   7,360,795  $  1,748,202  $  1,668,169
Expenses:
   Mortality and expense risk and administration
      charges                                            5,150,979      6,182,140     1,533,591     1,730,927
                                                      ------------  -------------  ------------  ------------
Net investment income (loss)                             2,140,197      1,178,655       214,611       (62,758)
Net realized gain (loss)                                12,590,377      6,185,552     5,020,520     5,753,554
Unrealized appreciation (depreciation) during the
   period                                                9,151,154      6,320,136       777,501    (2,566,410)
                                                      ------------  -------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                      23,881,728     13,684,343     6,012,632     3,124,386
Changes from principal transactions:
   Purchase payments                                     1,562,348      2,422,857     3,022,514     5,933,616
   Transfers between sub-accounts and the
      company                                          (23,506,925)   (47,266,074)   (6,458,237)  (18,515,201)
   Withdrawals                                         (55,995,686)   (58,014,751)   (9,819,342)   (7,598,936)
   Annual contract fee                                    (414,355)      (483,289)     (289,601)     (331,414)
                                                      ------------  -------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (78,354,618)  (103,341,257)  (13,544,666)  (20,511,935)
                                                      ------------  -------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (54,472,890)   (89,656,914)   (7,532,034)  (17,387,549)
Contract owners' equity at beginning of period         384,795,671    474,452,585    98,863,912   116,251,461
                                                      ------------  -------------  ------------  ------------
Contract owners' equity at end of period              $330,322,781  $ 384,795,671  $ 91,331,878  $ 98,863,912
                                                      ============  =============  ============  ============

See accompanying notes.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                        Large Cap Growth- A (3)     Large Cap Growth- B (3)
                                                      ---------------------------  -------------------------
                                                           2006          2005          2006          2005
                                                      -------------  ------------  ------------  -----------
Income:
   Dividends                                          $     832,184  $  1,882,286  $    106,783  $   475,663
Expenses:
   Mortality and expense risk and administration
      charges                                             1,068,070     3,649,230       406,883    1,325,945
                                                      -------------  ------------  ------------  -----------
Net investment income (loss)                               (235,886)   (1,766,944)     (300,100)    (850,282)
Net realized gain (loss)                                 14,723,078    (7,389,665)   10,616,587    4,308,244
Unrealized appreciation (depreciation) during the
   period                                               (10,261,488)    5,104,555    (8,961,615)  (4,944,106)
                                                      -------------  ------------  ------------  -----------
Net increase (decrease) in contract owners equity
   from operations                                        4,225,704    (4,052,054)    1,354,872   (1,486,144)
Changes from principal transactions:
   Purchase payments                                        533,540     1,900,250     1,848,740    3,487,205
   Transfers between sub-accounts and the
      company                                          (223,677,941)  (25,103,352)  (77,213,119)  (5,583,498)
   Withdrawals                                           (9,015,016)  (25,935,007)   (3,862,251)  (4,428,196)
   Annual contract fee                                     (160,925)     (543,190)      (68,570)    (283,839)
                                                      -------------  ------------  ------------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (232,320,342)  (49,681,299)  (79,295,200)  (6,808,328)
                                                      -------------  ------------  ------------  -----------
Total increase (decrease) in contract owners' equity   (228,094,638)  (53,733,353)  (77,940,328)  (8,294,472)
Contract owners' equity at beginning of period          228,094,638   281,827,991    77,940,328   86,234,800
                                                      -------------  ------------  ------------  -----------
Contract owners' equity at end of period              $          --  $228,094,638  $         --  $77,940,328
                                                      =============  ============  ============  ===========

(3) On May 1, 2006, the Large Cap Growth sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                            Equity Income- A             Equity Income- B
                                                      ----------------------------  --------------------------
                                                           2006           2005          2006          2005
                                                      -------------  -------------  ------------  ------------
Income:
   Dividends                                          $  52,369,812  $  35,662,499  $ 20,514,980  $ 11,696,485
Expenses:
   Mortality and expense risk and administration
      charges                                             9,736,116     10,738,865     4,373,407     4,345,491
                                                      -------------  -------------  ------------  ------------
Net investment income (loss)                             42,633,696     24,923,634    16,141,573     7,350,994
Net realized gain (loss)                                 21,317,488     13,086,345    17,427,728     8,041,390
Unrealized appreciation (depreciation) during the
   period                                                41,525,785    (21,569,316)    8,520,845    (9,789,928)
                                                      -------------  -------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                      105,476,969     16,440,663    42,090,146     5,602,456
Changes from principal transactions:
   Purchase payments                                      3,130,812      4,682,794    13,345,042    31,358,173
   Transfers between sub-accounts and the
      company                                           (25,072,854)   (15,001,877)  (10,769,661)   (3,490,468)
   Withdrawals                                         (106,757,298)   (95,162,294)  (32,331,289)  (16,603,540)
   Annual contract fee                                     (947,859)    (1,035,620)     (744,600)     (761,239)
                                                      -------------  -------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (129,647,199)  (106,516,997)  (30,500,508)   10,502,926
                                                      -------------  -------------  ------------  ------------
Total increase (decrease) in contract owners' equity    (24,170,230)   (90,076,334)   11,589,638    16,105,382
Contract owners' equity at beginning of period          686,400,938    776,477,272   270,441,878   254,336,496
                                                      -------------  -------------  ------------  ------------
Contract owners' equity at end of period              $ 662,230,708  $ 686,400,938  $282,031,516  $270,441,878
                                                      =============  =============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                           Strategic Bond- A           Strategic Bond- B
                                                      --------------------------  --------------------------
                                                           2006         2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  9,591,649  $  4,833,804  $  6,516,829  $  1,770,406
Expenses:
   Mortality and expense risk and administration
      charges                                            2,080,359     2,464,677     1,576,011     1,444,597
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             7,511,290     2,369,127     4,940,818       325,809
Net realized gain (loss)                                 3,493,352     4,615,474       155,106       675,444
Unrealized appreciation (depreciation) during the
   period                                               (3,774,084)   (5,180,510)     (631,857)     (325,083)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                       7,230,558     1,804,091     4,464,067       676,170
Changes from principal transactions:
   Purchase payments                                       653,123       610,699     8,294,638    29,638,689
   Transfers between sub-accounts and the
      company                                           (1,934,073)    2,419,852    (6,192,372)    1,427,655
   Withdrawals                                         (24,773,659)  (27,922,743)   (9,475,164)   (6,150,060)
   Annual contract fee                                    (146,599)     (179,801)     (162,332)     (150,111)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (26,201,208)  (25,071,993)   (7,535,230)   24,766,173
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (18,970,650)  (23,267,902)   (3,071,163)   25,442,343
Contract owners' equity at beginning of period         154,004,021   177,271,923   100,163,465    74,721,122
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $135,033,371  $154,004,021  $ 97,092,302  $100,163,465
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                            All Cap Core- A            All Cap Core- B
                                                      --------------------------  ------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  1,107,275  $  1,346,086  $    57,978  $    73,026
Expenses:
   Mortality and expense risk and administration
      charges                                            2,227,000     2,482,916      160,874      175,596
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                            (1,119,725)   (1,136,830)    (102,896)    (102,570)
Net realized gain (loss)                                 9,558,811    (3,738,100)   1,076,517    1,173,897
Unrealized appreciation (depreciation) during the
   period                                               10,380,707    16,523,971      218,566     (374,765)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      18,819,793    11,649,041    1,192,187      696,562
Changes from principal transactions:
   Purchase payments                                     1,063,655     1,282,934      253,377      709,654
   Transfers between sub-accounts and the
      company                                          (16,694,869)  (17,507,113)    (456,701)  (2,602,237)
   Withdrawals                                         (22,231,859)  (19,956,414)    (962,111)    (888,572)
   Annual contract fee                                    (280,643)     (308,363)     (29,530)     (37,025)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (38,143,716)  (36,488,956)  (1,194,965)  (2,818,180)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity   (19,323,923)  (24,839,915)      (2,778)  (2,121,618)
Contract owners' equity at beginning of period         163,256,718   188,096,633   10,074,788   12,196,406
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $143,932,795  $163,256,718  $10,072,010  $10,074,788
                                                      ============  ============  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                           All Cap Growth- A          All Cap Growth- B
                                                      --------------------------  ------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $         --  $         --  $        --  $        --
Expenses:
   Mortality and expense risk and administration
      charges                                            3,237,949     3,685,286      444,107      485,602
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                            (3,237,949)   (3,685,286)    (444,107)    (485,602)
Net realized gain (loss)                                (2,978,719)  (19,281,511)   2,038,949    2,381,160
Unrealized appreciation (depreciation) during the
   period                                               16,866,720    39,098,799     (393,720)     (73,687)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      10,650,052    16,132,002    1,201,122    1,821,871
Changes from principal transactions:
   Purchase payments                                     1,602,853     1,817,921      878,282    1,624,562
   Transfers between sub-accounts and the
      company                                          (17,866,822)  (35,319,184)  (1,189,195)  (6,687,363)
   Withdrawals                                         (29,517,224)  (29,886,790)  (4,083,269)  (1,769,552)
   Annual contract fee                                    (434,668)     (490,584)    (102,205)    (113,113)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (46,215,861)  (63,878,637)  (4,496,387)  (6,945,466)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity   (35,565,809)  (47,746,635)  (3,295,265)  (5,123,595)
Contract owners' equity at beginning of period         240,725,213   288,471,848   29,031,690   34,155,285
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $205,159,404  $240,725,213  $25,736,425  $29,031,690
                                                      ============  ============  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                      International Small Cap- A  International Small Cap- B
                                                      --------------------------  --------------------------
                                                          2006          2005           2006         2005
                                                      ------------  ------------   -----------  -----------
Income:
   Dividends                                          $  1,371,811  $  1,094,368   $   482,075  $   105,342
Expenses:
   Mortality and expense risk and administration
      charges                                            1,740,532     1,719,666       776,846      683,968
                                                      ------------  ------------   -----------  -----------
Net investment income (loss)                              (368,721)     (625,298)     (294,771)    (578,626)
Net realized gain (loss)                                12,076,365     8,262,850     6,089,704    4,142,832
Unrealized appreciation (depreciation) during the
   period                                               15,431,582     1,739,820     4,690,510     (496,542)
                                                      ------------  ------------   -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      27,139,226     9,377,372    10,485,443    3,067,664
Changes from principal transactions:
   Purchase payments                                       656,688       773,011     4,028,457    3,599,620
   Transfers between sub-accounts and the
      company                                              875,819    (6,111,229)    1,232,213     (739,428)
   Withdrawals                                         (14,677,268)  (13,768,865)   (5,186,040)  (2,295,917)
   Annual contract fee                                    (238,762)     (242,336)     (149,530)    (141,105)
                                                      ------------  ------------   -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (13,383,523)  (19,349,419)      (74,900)     423,170
                                                      ------------  ------------   -----------  -----------
Total increase (decrease) in contract owners' equity    13,755,703    (9,972,047)   10,410,543    3,490,834
Contract owners' equity at beginning of period         112,082,849   122,054,896    41,886,365   38,395,531
                                                      ------------  ------------   -----------  -----------
Contract owners' equity at end of period              $125,838,552  $112,082,849   $52,296,908  $41,886,365
                                                      ============  ============   ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                          Pacific Rim - A (4)       Pacific Rim - B (4)
                                                      -------------------------  -------------------------
                                                          2006          2005         2006         2005
                                                      ------------  -----------  ------------  -----------
Income:
   Dividends                                          $    573,040  $   409,890  $    332,651  $   200,757
Expenses:
   Mortality and expense risk and administration
      charges                                              898,751      695,560       736,004      484,080
                                                      ------------  -----------  ------------  -----------
Net investment income (loss)                              (325,711)    (285,670)     (403,353)    (283,323)
Net realized gain (loss)                                10,799,310    3,627,096     8,059,130    1,997,069
Unrealized appreciation (depreciation) during the
   period                                               (5,962,558)   7,546,785    (4,423,144)   5,321,087
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
   from operations                                       4,511,041   10,888,211     3,232,633    7,034,833
Changes from principal transactions:
   Purchase payments                                       502,661      293,761     5,051,728    2,649,464
   Transfers between sub-accounts and the
      company                                           (5,861,586)  11,108,303   (12,196,463)  13,779,896
   Withdrawals                                          (6,242,425)  (4,197,076)   (3,191,898)  (2,548,726)
   Annual contract fee                                    (141,086)    (112,318)     (136,343)    (106,462)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (11,742,436)   7,092,670   (10,472,976)  13,774,172
                                                      ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity    (7,231,395)  17,980,881    (7,240,343)  20,809,005
Contract owners' equity at beginning of period          63,133,149   45,152,268    46,964,342   26,155,337
                                                      ------------  -----------  ------------  -----------
Contract owners' equity at end of period              $ 55,901,754  $63,133,149  $ 39,723,999  $46,964,342
                                                      ============  ===========  ============  ===========


(4) On May 1, 2006, the Pacific Rim Emerging Markets sub-account was renamed Pacific Rim through a vote of the Board of Directors.


See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                        Science & Technology- A    Science & Technology- B
                                                      --------------------------  ------------------------
                                                          2006          2005         2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $         --  $         --  $        --  $        --
Expenses:
   Mortality and expense risk and administration
      charges                                            3,277,893     3,965,653      855,987      920,232
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                            (3,277,893)   (3,965,653)    (855,987)    (920,232)
Net realized gain (loss)                                (7,158,752)  (46,954,540)   2,344,078    3,353,855
Unrealized appreciation (depreciation) during the
   period                                               17,965,813    50,424,004      267,745   (2,642,180)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                       7,529,168      (496,189)   1,755,836     (208,557)
Changes from principal transactions:
   Purchase payments                                     2,453,025     3,595,204    3,149,377    3,187,100
   Transfers between sub-accounts and the
      company                                          (29,690,299)  (34,727,667)     149,021   (6,529,940)
   Withdrawals                                         (25,345,618)  (27,429,545)  (5,778,730)  (3,587,720)
   Annual contract fee                                    (637,462)     (757,214)    (199,402)    (224,325)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (53,220,354)  (59,319,222)  (2,679,734)  (7,154,885)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity   (45,691,186)  (59,815,411)    (923,898)  (7,363,442)
Contract owners' equity at beginning of period         253,893,184   313,708,595   55,874,073   63,237,515
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $208,201,998  $253,893,184  $54,950,175  $55,874,073
                                                      ============  ============  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                       Emerging Small Company- A  Emerging Small Company- B
                                                      --------------------------  -------------------------
                                                          2006           2005         2006          2005
                                                      ------------  ------------  ------------  -----------
Income:
   Dividends                                          $  6,346,100  $         --  $  3,400,026  $        --
Expenses:
   Mortality and expense risk and administration
      charges                                            1,680,287     1,963,263       939,270    1,057,654
                                                      ------------  ------------  ------------  -----------
Net investment income (loss)                             4,665,813    (1,963,263)    2,460,756   (1,057,654)
Net realized gain (loss)                                 6,332,516     3,360,899     5,754,488    4,744,275
Unrealized appreciation (depreciation) during the
   period                                               (9,597,923)    2,198,014    (7,570,809)  (1,953,420)
                                                      ------------  ------------  ------------  -----------
Net increase (decrease) in contract owners equity
   from operations                                       1,400,406     3,595,650       644,435    1,733,201
Changes from principal transactions:
   Purchase payments                                       761,623     1,264,698     1,912,186    4,151,329
   Transfers between sub-accounts and the
      company                                          (15,947,711)  (17,377,694)  (13,913,879)  (3,206,973)
   Withdrawals                                         (12,684,928)  (13,788,787)   (6,322,513)  (2,963,373)
   Annual contract fee                                    (265,780)     (307,528)     (197,629)    (224,479)
                                                      ------------  ------------  ------------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (28,136,796)  (30,209,311)  (18,521,835)  (2,243,496)
                                                      ------------  ------------  ------------  -----------
Total increase (decrease) in contract owners' equity   (26,736,390)  (26,613,661)  (17,877,400)    (510,295)
Contract owners' equity at beginning of period         125,232,101   151,845,762    65,842,600   66,352,895
                                                      ------------  ------------  ------------  -----------
Contract owners' equity at end of period              $ 98,495,711  $125,232,101  $ 47,965,200  $65,842,600
                                                      ============  ============  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                       International Core- A (5)  International Core- B (5)
                                                      --------------------------  -------------------------
                                                          2006          2005         2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  4,458,569  $    663,963  $ 1,609,354  $        --
Expenses:
   Mortality and expense risk and administration
      charges                                            1,326,528     1,236,525      590,483      462,256
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                             3,132,041      (572,562)   1,018,871     (462,256)
Net realized gain (loss)                                 8,306,101     2,676,978    5,910,589    3,543,839
Unrealized appreciation (depreciation) during the
   period                                                6,952,411     8,803,477      232,794      677,145
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      18,390,553    10,907,893    7,162,254    3,758,728
Changes from principal transactions:
   Purchase payments                                       475,461       487,280    2,858,081    1,247,889
   Transfers between sub-accounts and the
      company                                              270,869    (3,937,129)   6,067,049     (409,567)
   Withdrawals                                         (11,008,219)  (10,886,522)  (4,761,366)  (2,114,299)
   Annual contract fee                                    (176,985)     (162,096)    (109,066)     (88,949)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (10,438,874)  (14,498,467)   4,054,698   (1,364,926)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity     7,951,679    (3,590,574)  11,216,952    2,393,802
Contract owners' equity at beginning of period          85,335,332    88,925,906   31,455,316   29,061,514
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $ 93,287,011  $ 85,335,332  $42,672,268  $31,455,316
                                                      ============  ============  ===========  ===========

(5) On May 1, 2006, the International Stock sub-account was renamed International Core through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                                Value- A                 Value- B
                                                      --------------------------  ------------------------
                                                          2006          2005          2006        2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $ 25,160,441  $  1,116,742  $ 6,214,733  $   164,384
Expenses:
   Mortality and expense risk and administration
      charges                                            2,589,478     2,689,961      723,371      643,140
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                            22,570,963    (1,573,219)   5,491,362     (478,756)
Net realized gain (loss)                                15,845,592    14,018,708    3,554,914    4,794,584
Unrealized appreciation (depreciation) during the
   period                                               (7,557,978)    5,979,127   (1,151,657)    (297,809)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      30,858,577    18,424,616    7,894,619    4,018,019
Changes from principal transactions:
   Purchase payments                                     1,061,161     2,337,873    5,775,771    3,466,458
   Transfers between sub-accounts and the
      company                                           (4,671,118)  (34,249,933)   3,549,292   (8,313,445)
   Withdrawals                                         (24,230,967)  (23,597,596)  (5,144,924)  (2,154,342)
   Annual contract fee                                    (311,608)     (318,735)    (136,477)    (130,292)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (28,152,532)  (55,828,391)   4,043,662   (7,131,621)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity     2,706,045   (37,403,775)  11,938,281   (3,113,602)
Contract owners' equity at beginning of period         177,964,804   215,368,579   42,338,409   45,452,011
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $180,670,849  $177,964,804  $54,276,690  $42,338,409
                                                      ============  ============  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                       Real Estate Securities- A  Real Estate Securities- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 31,722,147  $ 26,060,575  $ 24,530,342  $ 18,934,842
Expenses:
   Mortality and expense risk and administration
   charges                                               2,521,160     2,434,291     2,200,645     1,992,064
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                            29,200,987    23,626,284    22,329,697    16,942,778
Net realized gain (loss)                                15,413,055    17,565,281     8,395,672    12,988,108
Unrealized appreciation (depreciation) during the
period                                                   7,066,900   (26,555,694)   10,512,415   (18,751,060)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         51,680,942    14,635,871    41,237,784    11,179,826
Changes from principal transactions:
   Purchase payments                                     1,172,502     1,362,457     9,999,082    10,406,627
   Transfers between sub-accounts and the
   company                                                 208,448   (14,852,274)      706,192   (16,159,128)
   Withdrawals                                         (21,822,033)  (19,943,480)  (16,972,579)   (9,155,058)
   Annual contract fee                                    (305,403)     (297,721)     (424,882)     (407,935)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (20,746,486)  (33,731,018)   (6,692,187)  (15,315,494)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity    30,934,456   (19,095,147)   34,545,597    (4,135,668)
Contract owners' equity at beginning of period         154,753,068   173,848,215   119,074,810   123,210,478
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $185,687,524  $154,753,068  $153,620,407  $119,074,810
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ------------------------------------------------------
                                                              High Yield- A               High Yield- B
                                                      --------------------------  --------------------------
                                                           2006         2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  8,001,088  $  7,987,982  $  5,830,292  $  4,463,670
Expenses:
   Mortality and expense risk and administration
   charges                                               1,819,982     2,249,688     1,472,057     1,711,205
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             6,181,106     5,738,294     4,358,235     2,752,465
Net realized gain (loss)                                 2,093,785    10,735,797     1,584,449     5,392,235
Unrealized appreciation (depreciation) during the
period                                                   1,892,369   (13,652,856)    1,327,254    (6,281,628)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         10,167,260     2,821,235     7,269,938     1,863,072
Changes from principal transactions:
   Purchase payments                                       618,549       784,689     3,503,604     8,034,089
   Transfers between sub-accounts and the
   company                                              (8,407,499)  (35,031,174)   (7,355,765)  (25,920,103)
   Withdrawals                                         (20,866,680)  (20,157,515)  (11,363,287)   (6,847,864)
   Annual contract fee                                    (179,093)     (232,722)     (249,343)     (296,452)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (28,834,723)  (54,636,722)  (15,464,791)  (25,030,330)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (18,667,463)  (51,815,487)   (8,194,853)  (23,167,258)
Contract owners' equity at beginning of period         134,741,680   186,557,167    97,012,191   120,179,449
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $116,074,217  $134,741,680  $ 88,817,338  $ 97,012,191
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ---------------------------------------------------------
                                                      Lifestyle Aggressive- A (6)  Lifestyle Aggressive - B (6)
                                                      ---------------------------  ----------------------------
                                                           2006          2005           2006           2005
                                                      -------------  ------------  -------------  -------------
Income:
   Dividends                                           $ 55,002,284  $  5,749,879   $ 81,640,881   $  8,465,774
Expenses:
   Mortality and expense risk and administration
   charges                                                2,912,020     2,556,305      4,773,991      4,247,406
                                                       ------------  ------------   ------------   ------------
Net investment income (loss)                             52,090,264     3,193,574     76,866,890      4,218,368
Net realized gain (loss)                                  1,809,367     5,388,305      9,888,898     11,526,948
Unrealized appreciation (depreciation) during the
period                                                  (28,873,782)    6,327,184    (50,421,276)     6,563,487
                                                       ------------  ------------   ------------   ------------
Net increase (decrease) in contract owners equity
from operations                                          25,025,849    14,909,063     36,334,512     22,308,803
Changes from principal transactions:
   Purchase payments                                      2,520,903     2,959,495     26,241,630     18,983,534
   Transfers between sub-accounts and the
   company                                               24,032,928    17,377,258      2,459,927      4,730,603
   Withdrawals                                          (18,423,647)  (21,333,059)   (31,923,985)   (15,170,609)
   Annual contract fee                                     (526,333)     (465,899)    (1,129,394)    (1,024,453)
                                                       ------------  ------------   ------------   ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                              7,603,851    (1,462,205)    (4,351,822)     7,519,075
                                                       ------------  ------------   ------------   ------------
Total increase (decrease) in contract owners' equity     32,629,700    13,446,858     31,982,690     29,827,878
Contract owners' equity at beginning of period          181,452,247   168,005,389    277,178,418    247,350,540
                                                       ------------  ------------   ------------   ------------
Contract owners' equity at end of period               $214,081,947  $181,452,247   $309,161,108   $277,178,418
                                                       ============  ============   ============   ============

(6) On May 1, 2006, the Lifestyle Aggressive 1000 sub-account was renamed Lifestyle Aggressive sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                       Lifestyle Growth - A (7)      Lifestyle Growth - B (7)
                                                      --------------------------  ------------------------------
                                                          2006           2005           2006            2005
                                                      ------------  ------------  --------------  --------------
Income:
   Dividends                                          $103,722,694  $ 23,848,564  $  731,534,861  $   81,226,702
Expenses:
   Mortality and expense risk and administration
   charges                                              12,372,226    10,826,021     107,732,832      48,223,345
                                                      ------------  ------------  --------------  --------------
Net investment income (loss)                            91,350,468    13,022,543     623,802,029      33,003,357
Net realized gain (loss)                                19,529,726     6,218,379       9,570,927       7,082,432
Unrealized appreciation (depreciation) during the
period                                                 (17,843,476)   31,427,440     109,156,269     195,410,229
                                                      ------------  ------------  --------------  --------------
Net increase (decrease) in contract owners equity
from operations                                         93,036,718    50,668,362     742,529,225     235,496,018
Changes from principal transactions:
   Purchase payments                                     8,143,821     7,628,490   3,423,672,281   2,139,713,749
   Transfers between sub-accounts and the
   company                                             100,157,498   111,862,452     423,468,292     303,861,956
   Withdrawals                                         (99,931,647)  (72,932,355)   (258,564,699)   (107,271,120)
   Annual contract fee                                  (1,833,834)   (1,620,665)     (6,088,859)     (4,273,275)
                                                      ------------  ------------  --------------  --------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             6,535,838    44,937,922   3,582,487,015   2,332,031,310
                                                      ------------  ------------  --------------  --------------
Total increase (decrease) in contract owners' equity    99,572,556    95,606,284   4,325,016,240   2,567,527,328
Contract owners' equity at beginning of period         780,047,489   684,441,205   4,520,492,507   1,952,965,179
                                                      ------------  ------------  --------------  --------------
Contract owners' equity at end of period              $879,620,045  $780,047,489  $8,845,508,747  $4,520,492,507
                                                      ============  ============  ==============  ==============

(7) On May 1, 2006, the Lifestyle Growth 820 sub-account was renamed Lifestyle Growth sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               Sub-Account
                                                      ------------------------------------------------------------
                                                       Lifestyle Balanced - A (8)     Lifestyle Balanced - B (8)
                                                      ----------------------------  ------------------------------
                                                           2006          2005            2006              2005
                                                      -------------  -------------  --------------  --------------
Income:
   Dividends                                          $ 109,935,777  $  45,456,745  $  575,944,275  $  130,649,178
Expenses:
   Mortality and expense risk and administration
   charges                                               14,247,919     12,828,297      87,865,765      47,349,117
                                                      -------------  -------------  --------------  --------------
Net investment income (loss)                             95,687,858     32,628,448     488,078,510      83,300,061
Net realized gain (loss)                                 15,446,450     11,009,247       9,138,346       9,530,586
Unrealized appreciation (depreciation) during the
period                                                  (12,882,461)     1,630,133      68,128,643      81,523,889
                                                      -------------  -------------  --------------  --------------
Net increase (decrease) in contract owners equity
from operations                                          98,251,847     45,267,828     565,345,499     174,354,536
Changes from principal transactions:
   Purchase payments                                      5,398,357      5,577,327   1,971,230,556   1,914,102,530
   Transfers between sub-accounts and the
   company                                              114,429,584    157,923,447     308,385,303     257,090,469
   Withdrawals                                         (125,391,385)  (102,523,681)   (306,370,526)   (120,254,690)
   Annual contract fee                                   (1,730,050)    (1,633,463)     (5,537,172)     (4,089,247)
                                                      -------------  -------------  --------------  --------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (7,293,494)    59,343,630   1,967,708,161   2,046,849,062
                                                      -------------  -------------  --------------  --------------
Total increase (decrease) in contract owners' equity     90,958,353    104,611,458   2,533,053,660   2,221,203,598
Contract owners' equity at beginning of period          894,821,519    790,210,061   4,150,373,502   1,929,169,904
                                                      -------------  -------------  --------------  --------------
Contract owners' equity at end of period              $ 985,779,872  $ 894,821,519  $6,683,427,162  $4,150,373,502
                                                      =============  =============  ==============  ==============

(8) On May 1, 2006, the Lifestyle Balanced 640 sub-account was renamed Lifestyle Balanced sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                      Lifestyle Moderate - A (9)   Lifestyle Moderate - B (9)
                                                      --------------------------  ----------------------------
                                                          2006          2005           2006           2005
                                                      ------------  ------------  --------------  ------------
Income:
   Dividends                                          $ 26,706,609  $ 19,233,303  $  100,565,644  $ 46,384,661
Expenses:
   Mortality and expense risk and administration
   charges                                               4,488,584     4,241,520      19,059,015    12,425,644
                                                      ------------  ------------  --------------  ------------
Net investment income (loss)                            22,218,025    14,991,783      81,506,629    33,959,017
Net realized gain (loss)                                 6,160,841     5,716,780       7,029,525     4,194,249
Unrealized appreciation (depreciation) during the
period                                                  (3,081,209)  (13,215,627)      9,239,590   (15,685,079)
                                                      ------------  ------------  --------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         25,297,657     7,492,936      97,775,744    22,468,187
Changes from principal transactions:
   Purchase payments                                     2,895,606     2,760,998     331,480,289   410,956,889
   Transfers between sub-accounts and the
   company                                              37,220,644    42,018,548      51,550,908    35,482,798
   Withdrawals                                         (47,383,170)  (36,697,644)    (83,404,434)  (42,956,869)
   Annual contract fee                                    (492,370)     (453,293)     (1,315,886)   (1,160,100)
                                                      ------------  ------------  --------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (7,759,290)    7,628,609     298,310,877   402,322,718
                                                      ------------  ------------  --------------  ------------
Total increase (decrease) in contract owners' equity    17,538,367    15,121,545     396,086,621   424,790,905
Contract owners' equity at beginning of period         286,107,496   270,985,951     991,679,800   566,888,895
                                                      ------------  ------------  --------------  ------------
Contract owners' equity at end of period              $303,645,863  $286,107,496  $1,387,766,421  $991,679,800
                                                      ============  ============  ==============  ============

(9) On May 1, 2006, the Lifestyle Moderate 460 sub-account was renamed Lifestyle Moderate sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                 Sub-Account
                                                      ----------------------------------------------------------------
                                                      Lifestyle Conservative - A (10)  Lifestyle Conservative - B (10)
                                                      -------------------------------  -------------------------------
                                                            2006          2005               2006          2005
                                                        ------------  ------------       ------------  ------------
Income:
   Dividends                                            $ 11,101,087  $ 12,141,430       $ 29,607,452  $ 22,927,128
Expenses:
   Mortality and expense risk and administration
   charges                                                 2,294,681     2,381,069          6,698,433     5,194,365
                                                        ------------  ------------       ------------  ------------
Net investment income (loss)                               8,806,406     9,760,361         22,909,019    17,732,763
Net realized gain (loss)                                    (732,989)    3,125,379         (4,210,509)    1,913,424
Unrealized appreciation (depreciation) during the
period                                                     1,974,899   (11,256,047)         7,334,810   (15,174,832)
                                                        ------------  ------------       ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                           10,048,316     1,629,693         26,033,320     4,471,355
Changes from principal transactions:
   Purchase payments                                         927,121     1,541,567         92,885,294   131,842,080
   Transfers between sub-accounts and the
   company                                                11,199,466     9,769,496          8,396,636     3,757,788
   Withdrawals                                           (28,418,786)  (22,728,624)       (40,724,192)  (24,271,975)
   Annual contract fee                                      (241,699)     (232,031)          (475,451)     (440,395)
                                                        ------------  ------------       ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (16,533,898)  (11,649,592)        60,082,287   110,887,498
                                                        ------------  ------------       ------------  ------------
Total increase (decrease) in contract owners' equity      (6,485,582)  (10,019,899)        86,115,607   115,358,853
Contract owners' equity at beginning of period           152,533,966   162,553,865        368,417,695   253,058,842
                                                        ------------  ------------       ------------  ------------
Contract owners' equity at end of period                $146,048,384  $152,533,966       $454,533,302  $368,417,695
                                                        ============  ============       ============  ============

(10) On May 1, 2006, the Lifestyle Conservative 280 sub-account was renamed Lifestyle Conservative sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                        Small Company Value- A      Small Company Value- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 35,996,103  $  4,873,308  $ 28,080,440  $  3,085,285
Expenses:
   Mortality and expense risk and administration
   charges                                               3,425,647     3,708,270     2,932,586     2,973,727
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                            32,570,456     1,165,038    25,147,854       111,558
Net realized gain (loss)                                22,998,669    25,965,180    17,339,405    14,902,061
Unrealized appreciation (depreciation) during the
period                                                 (26,558,093)  (15,926,817)  (20,248,781)   (6,315,219)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         29,011,032    11,203,401    22,238,478     8,698,400
Changes from principal transactions:
   Purchase payments                                     1,503,945     1,946,751     8,661,035    11,076,217
   Transfers between sub-accounts and the
   company                                             (15,283,531)  (34,905,824)  (15,126,562)  (18,978,855)
   Withdrawals                                         (30,247,222)  (29,083,579)  (21,291,206)  (11,657,599)
   Annual contract fee                                    (480,089)     (527,653)     (603,379)     (643,817)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (44,506,897)  (62,570,305)  (28,360,112)  (20,204,054)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (15,495,865)  (51,366,904)   (6,121,634)  (11,505,654)
Contract owners' equity at beginning of period         229,985,667   281,352,571   178,396,318   189,901,972
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $214,489,802  $229,985,667  $172,274,684  $178,396,318
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                        International Value- A      International Value- B
                                                      --------------------------  --------------------------
                                                           2006         2005           2006         2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 21,544,501  $  4,128,230  $ 12,466,643  $  3,083,546
Expenses:
   Mortality and expense risk and administration
   charges                                               4,990,071     4,195,168     3,304,519     2,869,211
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                            16,554,430       (66,938)    9,162,124       214,335
Net realized gain (loss)                                36,430,315    21,027,415    22,164,072    16,418,371
Unrealized appreciation (depreciation) during the
period                                                  30,460,312    10,659,162    18,115,211      (582,638)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         83,445,057    31,619,639    49,441,407    16,050,068
Changes from principal transactions:
   Purchase payments                                     1,700,112     1,935,683     9,381,349    12,148,702
   Transfers between sub-accounts and the
   company                                             (14,217,939)  159,930,078      (816,688)   28,484,556
   Withdrawals                                         (44,232,030)  (32,768,789)  (23,590,093)  (11,141,684)
   Annual contract fee                                    (626,951)     (518,423)     (654,967)     (595,565)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (57,376,808)  128,578,549   (15,680,399)   28,896,009
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity    26,068,249   160,198,188    33,761,008    44,946,077
Contract owners' equity at beginning of period         335,876,205   175,678,017   194,338,281   149,392,204
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $361,944,454  $335,876,205  $228,099,289  $194,338,281
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                            Total Return- A            Total Return- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 10,870,552  $ 18,206,615  $  7,716,064  $ 11,743,900
Expenses:
   Mortality and expense risk and administration
   charges                                               4,643,894     5,581,589     3,734,827     4,283,661
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             6,226,658    12,625,026     3,981,237     7,460,239
Net realized gain (loss)                                (1,580,322)    1,322,798    (3,484,486)   (1,693,713)
Unrealized appreciation (depreciation) during the
period                                                     925,090   (10,461,667)    3,048,136    (4,226,629)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                          5,571,426     3,486,157     3,544,887     1,539,897
Changes from principal transactions:
   Purchase payments                                     1,615,376     2,143,006    12,065,745    16,482,812
   Transfers between sub-accounts and the
   company                                             (14,962,907)  (16,006,705)  (16,041,932)   (9,720,519)
   Withdrawals                                         (45,980,473)  (48,857,424)  (33,237,451)  (25,942,681)
   Annual contract fee                                    (595,314)     (704,185)     (624,611)     (721,408)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (59,923,318)  (63,425,308)  (37,838,249)  (19,901,796)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (54,351,892)  (59,939,151)  (34,293,362)  (18,361,899)
Contract owners' equity at beginning of period         340,990,171   400,929,322   250,083,716   268,445,615
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $286,638,279  $340,990,171  $215,790,354  $250,083,716
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ------------------------------------------------------
                                                           U.S. Large Cap- A           U.S. Large Cap- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  1,736,856  $  1,514,902  $    432,956  $    141,599
Expenses:
   Mortality and expense risk and administration
   charges                                               4,387,679     5,070,783     1,724,120     1,916,955
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                            (2,650,823)   (3,555,881)   (1,291,164)   (1,775,356)
Net realized gain (loss)                                20,601,294    10,456,580    11,783,182     8,573,327
Unrealized appreciation (depreciation) during the
period                                                   7,562,352     5,610,939    (1,690,201)   (2,599,918)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         25,512,823    12,511,638     8,801,817     4,198,053
Changes from principal transactions:
   Purchase payments                                     1,532,145     2,971,209     2,733,983     3,688,788
   Transfers between sub-accounts and the
   company                                             (35,211,240)  (40,179,577)  (13,289,650)  (12,939,139)
   Withdrawals                                         (37,739,086)  (37,080,371)  (11,607,732)   (7,398,632)
   Annual contract fee                                    (629,484)     (711,987)     (357,001)     (424,617)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (72,047,665)  (75,000,726)  (22,520,400)  (17,073,600)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (46,534,842)  (62,489,088)  (13,718,583)  (12,875,547)
Contract owners' equity at beginning of period         322,193,916   384,683,004   114,792,826   127,668,373
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $275,659,074  $322,193,916  $101,074,243  $114,792,826
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ------------------------------------------------------
                                                           Mid Cap Stock- A            Mid Cap Stock- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 13,402,497  $  5,985,964  $  6,709,959  $  3,960,950
Expenses:
   Mortality and expense risk and administration
   charges                                               4,690,625     3,901,342     2,608,586     2,184,398
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             8,711,872     2,084,622     4,101,373     1,776,552
Net realized gain (loss)                                27,103,746    17,301,171    12,191,069    10,462,243
Unrealized appreciation (depreciation) during the
period                                                    (882,387)   34,081,013       859,558     9,296,920
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         34,933,231    53,466,806    17,152,000    21,535,715
Changes from principal transactions:
   Purchase payments                                     2,261,404     2,047,318     9,475,072     8,001,240
   Transfers between sub-accounts and the
   company                                             (20,923,093)  126,207,018    (5,051,697)   26,307,727
   Withdrawals                                         (37,511,854)  (28,310,070)  (18,134,902)   (7,394,316)
   Annual contract fee                                    (743,161)     (626,059)     (547,607)     (490,103)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (56,916,704)   99,318,208   (14,259,134)   26,424,548
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (21,983,473)  152,785,014     2,892,866    47,960,263
Contract owners' equity at beginning of period         326,703,252   173,918,238   159,036,163   111,075,900
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $304,719,779  $326,703,252  $161,929,029  $159,036,163
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                         Global Allocation-A       Global Allocation- B
                                                      ------------------------  --------------------------
                                                          2006         2005         2006          2005
                                                      -----------  -----------  ------------  ------------
Income:
   Dividends                                          $   659,168  $   594,045  $  1,058,209  $    520,035
Expenses:
   Mortality and expense risk and administration
   charges                                                954,477      934,949     2,227,544     1,190,664
                                                      -----------  -----------  ------------  ------------
Net investment income (loss)                             (295,309)    (340,904)   (1,169,335)     (670,629)
Net realized gain (loss)                                2,471,186      984,632     3,016,477     1,385,276
Unrealized appreciation (depreciation) during the
period                                                  4,871,074    2,156,763    13,578,691     3,307,204
                                                      -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         7,046,951    2,800,491    15,425,833     4,021,851
Changes from principal transactions:
   Purchase payments                                      473,835      464,837    57,561,040    47,951,198
   Transfers between sub-accounts and the
   company                                              3,501,328    2,988,113    11,267,093     8,666,805
   Withdrawals                                         (6,743,744)  (4,849,284)   (7,398,357)   (2,644,889)
   Annual contract fee                                   (162,497)    (163,925)     (152,753)     (117,564)
                                                      -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,931,078)  (1,560,259)   61,277,023    53,855,550
                                                      -----------  -----------  ------------  ------------
Total increase (decrease) in contract owners' equity    4,115,873    1,240,232    76,702,856    57,877,401
Contract owners' equity at beginning of period         62,158,614   60,918,382   105,078,029    47,200,628
                                                      -----------  -----------  ------------  ------------
Contract owners' equity at end of period              $66,274,487  $62,158,614  $181,780,885  $105,078,029
                                                      ===========  ===========  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                           Dynamic Growth- A          Dynamic Growth- B
                                                      --------------------------  -------------------------
                                                           2006         2005           2006         2005
                                                      ------------  ------------  ------------  -----------
Income:
   Dividends                                          $         --  $         --  $         --  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                               1,326,965     1,448,089       583,798      630,945
                                                      ------------  ------------  ------------  -----------
Net investment income (loss)                            (1,326,965)   (1,448,089)     (583,798)    (630,945)
Net realized gain (loss)                                10,334,129     5,639,486     5,803,154    4,006,875
Unrealized appreciation (depreciation) during the
period                                                  (1,348,032)    5,535,651    (2,394,185)     558,784
                                                      ------------  ------------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                          7,659,132     9,727,048     2,825,171    3,934,714
Changes from principal transactions:
   Purchase payments                                       634,600       798,781       960,905    1,249,889
   Transfers between sub-accounts and the
   company                                             (14,137,447)   (5,265,903)   (7,442,833)     835,479
   Withdrawals                                          (9,139,203)   (8,900,791)   (5,377,581)  (3,128,401)
   Annual contract fee                                    (267,150)     (295,084)     (128,261)    (138,721)
                                                      ------------  ------------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (22,909,200)  (13,662,997)  (11,987,770)  (1,181,754)
                                                      ------------  ------------  ------------  -----------
Total increase (decrease) in contract owners' equity   (15,250,068)   (3,935,949)   (9,162,599)   2,752,960
Contract owners' equity at beginning of period          95,438,713    99,374,662    40,096,454   37,343,494
                                                      ------------  ------------  ------------  -----------
Contract owners' equity at end of period              $ 80,188,645  $ 95,438,713  $ 30,933,855  $40,096,454
                                                      ============  ============  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                         Total Stock Market        Total Stock Market
                                                              Index- A                  Index- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   458,283  $   374,515  $   430,399  $   273,846
Expenses:
   Mortality and expense risk and administration
   charges                                                453,688      495,015      497,344      506,384
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                                4,595     (120,500)     (66,945)    (232,538)
Net realized gain (loss)                                2,575,794    1,591,602    2,529,864    1,965,138
Unrealized appreciation (depreciation) during the
period                                                  1,161,615     (323,932)   1,212,537     (582,598)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         3,742,004    1,147,170    3,675,456    1,150,002
Changes from principal transactions:
   Purchase payments                                      307,356      338,689    1,785,719    2,231,648
   Transfers between sub-accounts and the
   company                                             (2,153,437)  (3,039,904)  (2,757,681)    (781,823)
   Withdrawals                                         (2,738,148)  (3,448,877)  (3,690,817)  (1,611,011)
   Annual contract fee                                    (60,836)     (64,542)    (104,809)    (112,214)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (4,645,065)  (6,214,634)  (4,767,588)    (273,400)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (903,061)  (5,067,464)  (1,092,132)     876,602
Contract owners' equity at beginning of period         31,356,359   36,423,823   31,294,935   30,418,333
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $30,453,298  $31,356,359  $30,202,803  $31,294,935
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                             500 Index- A                500 Index- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  1,409,818  $  2,727,457  $    823,264  $  1,646,881
Expenses:
   Mortality and expense risk and administration
   charges                                               2,156,410     2,547,180     1,641,363     1,922,798
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                              (746,592)      180,277      (818,099)     (275,917)
Net realized gain (loss)                                15,584,236    10,136,926    10,571,479     8,597,479
Unrealized appreciation (depreciation) during the
period                                                   3,075,952    (6,376,543)    2,367,928    (5,831,638)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         17,913,596     3,940,660    12,121,308     2,489,924
Changes from principal transactions:
   Purchase payments                                     1,000,873     2,126,572     2,206,769     5,658,340
   Transfers between sub-accounts and the
   company                                             (19,939,319)  (16,921,218)  (10,216,736)  (11,959,865)
   Withdrawals                                         (16,844,363)  (20,001,644)  (19,439,723)  (11,860,226)
   Annual contract fee                                    (375,424)     (457,855)     (359,697)     (435,109)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (36,158,233)  (35,254,145)  (27,809,387)  (18,596,860)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (18,244,637)  (31,313,485)  (15,688,079)  (16,106,936)
Contract owners' equity at beginning of period         158,157,945   189,471,430   110,890,493   126,997,429
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $139,913,308  $158,157,945  $ 95,202,414  $110,890,493
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                          Mid Cap Index- A          Mid Cap Index- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 3,276,179  $ 2,565,821  $ 2,726,586  $ 1,964,032
Expenses:
   Mortality and expense risk and administration
   charges                                                954,320      997,930      906,486      873,419
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            2,321,859    1,567,891    1,820,100    1,090,613
Net realized gain (loss)                                7,403,539    5,264,672    5,188,193    4,636,535
Unrealized appreciation (depreciation) during the
period                                                 (5,095,410)    (332,927)  (3,488,338)    (614,639)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         4,629,988    6,499,636    3,519,955    5,112,509
Changes from principal transactions:
   Purchase payments                                      500,358      639,782    2,291,069    2,814,056
   Transfers between sub-accounts and the
   company                                              6,797,471     (790,377)  15,992,082     (695,769)
   Withdrawals                                         (8,456,455)  (7,993,262)  (6,802,323)  (4,052,684)
   Annual contract fee                                   (138,546)    (146,211)    (191,996)    (194,497)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,297,172)  (8,290,068)  11,288,832   (2,128,894)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    3,332,816   (1,790,432)  14,808,787    2,983,615
Contract owners' equity at beginning of period         66,384,883   68,175,315   55,886,044   52,902,429
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $69,717,699  $66,384,883  $70,694,831  $55,886,044
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                         Small Cap Index- A        Small Cap Index- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,411,519  $ 1,905,071  $ 1,443,452  $ 1,793,039
Expenses:
   Mortality and expense risk and administration
   charges                                                640,332      680,231      758,986      749,704
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              771,187    1,224,840      684,466    1,043,335
Net realized gain (loss)                                3,204,863    4,308,985    3,877,088    3,484,695
Unrealized appreciation (depreciation) during the
period                                                  2,092,540   (4,691,444)   2,016,972   (3,587,404)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         6,068,590      842,381    6,578,526      940,626
Changes from principal transactions:
   Purchase payments                                      468,142      487,414    1,436,818    2,381,249
   Transfers between sub-accounts and the
   company                                             (4,368,502)  (3,187,933)  (4,531,868)    (743,366)
   Withdrawals                                         (4,589,995)  (4,875,565)  (5,178,853)  (3,603,013)
   Annual contract fee                                   (100,668)    (107,923)    (158,399)    (163,313)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (8,591,023)  (7,684,007)  (8,432,302)  (2,128,443)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (2,522,433)  (6,841,626)  (1,853,776)  (1,187,817)
Contract owners' equity at beginning of period         43,069,933   49,911,559   46,391,825   47,579,642
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $40,547,500  $43,069,933  $44,538,049  $46,391,825
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                       Capital Appreciation- A    Capital Appreciation- B
                                                      -------------------------  -------------------------
                                                          2006          2005         2006          2005
                                                      ------------  -----------  ------------  -----------
Income:
   Dividends                                          $  4,764,620  $        --  $  4,760,482  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                               2,463,275      575,177     1,339,088      619,227
                                                      ------------  -----------  ------------  -----------
Net investment income (loss)                             2,301,345     (575,177)    3,421,394     (619,227)
Net realized gain (loss)                                 1,986,187    1,880,363     4,744,020    2,950,800
Unrealized appreciation (depreciation) during the
period                                                  (4,960,338)   2,827,728    (8,477,423)   1,923,437
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                           (672,806)   4,132,914      (312,009)   4,255,010
Changes from principal transactions:
   Purchase payments                                     1,013,561      305,929     2,724,865    2,216,162
   Transfers between sub-accounts and the
   company                                             197,762,252    1,816,919    66,290,073    1,680,288
   Withdrawals                                         (21,953,961)  (3,915,351)  (11,683,085)  (2,484,415)
   Annual contract fee                                    (395,127)    (103,699)     (302,120)    (140,075)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           176,426,725   (1,896,202)   57,029,733    1,271,960
                                                      ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity   175,753,919    2,236,712    56,717,724    5,526,970
Contract owners' equity at beginning of period          42,848,414   40,611,702    43,563,087   38,036,117
                                                      ------------  -----------  ------------  -----------
Contract owners' equity at end of period              $218,602,333  $42,848,414  $100,280,811  $43,563,087
                                                      ============  ===========  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                          Health Sciences- A        Health Sciences- B
                                                      -------------------------  ------------------------
                                                          2006          2005         2006        2005
                                                      ------------  -----------  -----------  -----------
Income:
   Dividends                                          $  7,315,164  $ 5,559,948  $ 7,370,400  $ 5,064,190
Expenses:
   Mortality and expense risk and administration
   charges                                               1,142,461    1,128,312    1,207,323    1,109,140
                                                      ------------  -----------  -----------  -----------
Net investment income (loss)                             6,172,703    4,431,636    6,163,077    3,955,050
Net realized gain (loss)                                 4,344,781    4,008,090    4,025,453    4,166,877
Unrealized appreciation (depreciation) during the
period                                                  (6,051,098)  (1,089,600)  (5,973,774)  (1,012,007)
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          4,466,386    7,350,126    4,214,756    7,109,920
Changes from principal transactions:
   Purchase payments                                       776,530      825,671    5,124,693    4,634,894
   Transfers between sub-accounts and the
   company                                              (4,343,906)  (1,012,385)  (5,445,489)    (435,760)
   Withdrawals                                          (8,149,168)  (7,654,437)  (8,132,969)  (4,444,905)
   Annual contract fee                                    (204,060)    (208,936)    (268,595)    (263,619)
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (11,920,604)  (8,050,087)  (8,722,360)    (509,390)
                                                      ------------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    (7,454,218)    (699,961)  (4,507,604)   6,600,530
Contract owners' equity at beginning of period          79,474,283   80,174,244   77,355,621   70,755,091
                                                      ------------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 72,020,065  $79,474,283  $72,848,017  $77,355,621
                                                      ============  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                        Financial Services- A     Financial Services- B
                                                      -------------------------  ------------------------
                                                          2006          2005         2006        2005
                                                      -----------   -----------  -----------  -----------
Income:
   Dividends                                          $   135,394   $   141,076  $    89,663  $    75,218
Expenses:
   Mortality and expense risk and administration
   charges                                                577,324       563,933      700,292      610,782
                                                      -----------   -----------  -----------  -----------
Net investment income (loss)                             (441,930)     (422,857)    (610,629)    (535,564)
Net realized gain (loss)                                5,088,195     2,079,685    4,399,835    2,201,223
Unrealized appreciation (depreciation) during the
period                                                  2,711,857       969,128    4,715,165    1,201,467
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         7,358,122     2,625,956    8,504,371    2,867,126
Changes from principal transactions:
   Purchase payments                                      267,608       401,709    4,885,522    1,820,208
   Transfers between sub-accounts and the
   company                                              4,710,106      (552,785)   7,319,008     (479,584)
   Withdrawals                                         (5,044,280)   (4,501,510)  (5,047,503)  (2,875,253)
   Annual contract fee                                   (107,493)     (110,928)    (157,595)    (147,389)
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (174,059)   (4,763,514)   6,999,432   (1,682,018)
                                                      -----------   -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    7,184,063    (2,137,558)  15,503,803    1,185,108
Contract owners' equity at beginning of period         37,995,810    40,133,368   40,197,556   39,012,448
                                                      -----------   -----------  -----------  -----------
Contract owners' equity at end of period              $45,179,873   $37,995,810  $55,701,359  $40,197,556
                                                      ===========   ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                       Quantitative Mid Cap- A   Quantitative Mid Cap- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 4,494,059  $        --  $ 4,732,930  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                193,068      204,468      208,791      194,970
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            4,300,991     (204,468)   4,524,139     (194,970)
Net realized gain (loss)                                 (844,610)   1,866,367   (1,053,682)   1,446,324
Unrealized appreciation (depreciation) during the
period                                                 (3,260,463)    (165,976)  (3,378,919)      70,517
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           195,918    1,495,923       91,538    1,321,871
Changes from principal transactions:
   Purchase payments                                      118,605      179,993      449,910      942,248
   Transfers between sub-accounts and the
   company                                             (4,042,228)   2,296,348   (4,480,037)   1,910,474
   Withdrawals                                         (1,952,380)  (1,907,002)    (981,855)    (481,757)
   Annual contract fee                                    (28,656)     (31,836)     (42,760)     (42,749)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,904,659)     537,503   (5,054,742)   2,328,216
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (5,708,741)   2,033,426   (4,963,204)   3,650,087
Contract owners' equity at beginning of period         15,576,039   13,542,613   14,660,479   11,010,392
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 9,867,298  $15,576,039  $ 9,697,275  $14,660,479
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                           All Cap Value- A          All Cap Value- B
                                                      -------------------------  ------------------------
                                                          2006          2005         2006         2005
                                                      ------------  -----------  -----------  -----------
Income:
   Dividends                                          $ 13,860,087  $ 2,763,250  $13,133,961  $ 2,240,798
Expenses:
   Mortality and expense risk and administration
   charges                                                 912,882      943,527      952,885      928,645
                                                      ------------  -----------  -----------  -----------
Net investment income (loss)                            12,947,205    1,819,723   12,181,076    1,312,153
Net realized gain (loss)                                 2,026,478    4,963,428    1,422,267    3,813,774
Unrealized appreciation (depreciation) during the
period                                                  (8,150,541)  (4,467,699)  (7,168,724)  (3,111,783)
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          6,823,142    2,315,452    6,434,619    2,014,144
Changes from principal transactions:
   Purchase payments                                       318,798      425,574    1,375,258    4,154,262
   Transfers between sub-accounts and the
   company                                              (1,291,422)  (2,103,864)  (1,253,742)  (5,163,166)
   Withdrawals                                          (8,952,249)  (7,126,787)  (6,284,614)  (3,699,346)
   Annual contract fee                                    (137,248)    (137,638)    (193,704)    (193,441)
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (10,062,121)  (8,942,715)  (6,356,802)  (4,901,691)
                                                      ------------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    (3,238,979)  (6,627,263)      77,817   (2,887,547)
Contract owners' equity at beginning of period          61,296,734   67,923,997   57,393,472   60,281,019
                                                      ------------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 58,057,755  $61,296,734  $57,471,289  $57,393,472
                                                      ============  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                       Strategic Value- A (11)    Strategic Value- B (11)
                                                      -------------------------  -------------------------
                                                          2006          2005         2006          2005
                                                      ------------  -----------  ------------  -----------
Income:
   Dividends                                          $  6,312,170  $ 3,013,267  $  5,391,306  $ 2,326,469
Expenses:
   Mortality and expense risk and administration
   charges                                                 335,918      461,146       309,683      397,740
                                                      ------------  -----------  ------------  -----------
Net investment income (loss)                             5,976,252    2,552,121     5,081,623    1,928,729
Net realized gain (loss)                                (1,947,787)   1,272,884    (1,833,249)   1,352,743
Unrealized appreciation (depreciation) during the
period                                                  (1,779,344)  (4,499,932)   (1,387,359)  (3,825,886)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                          2,249,121     (674,927)    1,861,015     (544,414)
Changes from principal transactions:
   Purchase payments                                       168,184      379,398       394,628    1,724,477
   Transfers between sub-accounts and the
   company                                             (25,621,642)  (4,725,516)  (21,948,962)  (1,979,824)
   Withdrawals                                          (3,222,101)  (3,244,422)   (3,043,450)  (1,764,907)
   Annual contract fee                                     (57,878)     (78,507)      (57,523)     (77,811)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (28,733,437)  (7,669,047)  (24,655,307)  (2,098,065)
                                                      ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity   (26,484,316)  (8,343,974)  (22,794,292)  (2,642,479)
Contract owners' equity at beginning of period          26,484,316   34,828,290    22,794,292   25,436,771
                                                      ------------  -----------  ------------  -----------
Contract owners' equity at end of period              $         --  $26,484,316  $         --  $22,794,292
                                                      ============  ===========  ============  ===========

(11) On December 4, 2006, the Strategic Value sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                            Utilities- A              Utilities- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006          2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 6,736,083  $ 2,730,883  $ 7,108,595  $ 2,357,407
Expenses:
   Mortality and expense risk and administration
   charges                                                720,208      684,187      828,078      696,435
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            6,015,875    2,046,696    6,280,517    1,660,972
Net realized gain (loss)                                4,934,565    7,355,500    3,693,087    6,435,505
Unrealized appreciation (depreciation) during the
period                                                  1,429,707   (3,130,527)   3,055,538   (2,377,367)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                        12,380,147    6,271,669   13,029,142    5,719,110
Changes from principal transactions:
   Purchase payments                                      473,490      348,821    2,949,795    5,401,281
   Transfers between sub-accounts and the
   company                                                249,536    7,402,379      953,232    6,838,375
   Withdrawals                                         (6,079,476)  (5,931,947)  (6,858,962)  (3,842,280)
   Annual contract fee                                   (111,855)    (109,944)    (155,768)    (133,715)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,468,305)   1,709,309   (3,111,703)   8,263,661
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    6,911,842    7,980,978    9,917,439   13,982,771
Contract owners' equity at beginning of period         48,079,713   40,098,735   48,679,921   34,697,150
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $54,991,555  $48,079,713  $58,597,360  $48,679,921
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                            Mid Cap Value- A           Mid Cap Value- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 36,941,330  $  9,046,501  $ 35,424,242  $  8,037,662
Expenses:
   Mortality and expense risk and administration
   charges                                               3,149,414     3,507,326     3,275,278     3,589,699
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                            33,791,916     5,539,175    32,148,964     4,447,963
Net realized gain (loss)                                14,782,154    15,022,578    17,373,881    14,384,304
Unrealized appreciation (depreciation) during the
period                                                 (28,619,814)   (6,506,268)  (31,088,745)   (5,923,886)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         19,954,256    14,055,485    18,434,100    12,908,381
Changes from principal transactions:
   Purchase payments                                     1,352,042     1,776,086     6,258,532    14,881,127
   Transfers between sub-accounts and the
   company                                             (25,073,874)     (273,336)  (25,512,380)  (13,292,467)
   Withdrawals                                         (26,394,606)  (24,999,476)  (26,251,906)  (14,035,367)
   Annual contract fee                                    (490,728)     (538,121)     (644,506)     (736,318)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (50,607,166)  (24,034,847)  (46,150,260)  (13,183,025)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (30,652,910)   (9,979,362)  (27,716,160)     (274,644)
Contract owners' equity at beginning of period         228,413,076   238,392,438   219,692,958   219,967,602
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $197,760,166  $228,413,076  $191,976,798  $219,692,958
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                         Fundamental Value- A        Fundamental Value- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  7,023,103  $    802,787  $ 10,452,850  $    418,070
Expenses:
   Mortality and expense risk and administration
   charges                                               2,595,480     2,662,018     4,630,644     3,313,025
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             4,427,623    (1,859,231)    5,822,206    (2,894,955)
Net realized gain (loss)                                11,301,923     8,560,056    12,210,882     4,967,735
Unrealized appreciation (depreciation) during the
period                                                   4,789,534     5,091,017    17,137,906    12,703,808
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         20,519,080    11,791,842    35,170,994    14,776,588
Changes from principal transactions:
   Purchase payments                                       949,646     1,301,479    84,606,970    62,487,243
   Transfers between sub-accounts and the
   company                                              (1,385,934)    1,949,744    10,803,968     1,915,166
   Withdrawals                                         (20,047,130)  (20,067,984)  (22,074,149)   (9,376,644)
   Annual contract fee                                    (400,322)     (410,887)     (578,784)     (540,709)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (20,883,740)  (17,227,648)   72,758,005    54,485,056
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity      (364,660)   (5,435,806)  107,928,999    69,261,644
Contract owners' equity at beginning of period         175,605,176   181,040,982   245,661,831   176,400,187
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $175,240,516  $175,605,176  $353,590,830  $245,661,831
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                         Emerging Growth- B       Natural Resources- B
                                                      -----------------------  --------------------------
                                                          2006        2005         2006          2005
                                                      -----------  ----------  ------------  ------------
Income:
   Dividends                                          $ 5,249,566  $       --  $ 42,628,628  $  2,866,622
Expenses:
   Mortality and expense risk and administration
   charges                                                190,072     107,776     3,554,109     2,328,234
                                                      -----------  ----------  ------------  ------------
Net investment income (loss)                            5,059,494    (107,776)   39,074,519       538,388
Net realized gain (loss)                               (3,737,478)    329,603    25,534,266    21,332,403
Unrealized appreciation (depreciation) during the
period                                                   (682,623)    111,569   (29,730,552)   28,947,564
                                                      -----------  ----------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                           639,393     333,396    34,878,233    50,818,355
Changes from principal transactions:
   Purchase payments                                      754,035     767,661    12,792,312    10,045,881
   Transfers between sub-accounts and the
   company                                              2,884,236    (207,342)    6,853,269    57,805,234
   Withdrawals                                         (1,440,436)   (410,362)  (23,587,451)  (10,414,251)
   Annual contract fee                                    (31,396)    (17,553)     (599,545)     (423,217)
                                                      -----------  ----------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                            2,166,439     132,404    (4,541,415)   57,013,647
                                                      -----------  ----------  ------------  ------------
Total increase (decrease) in contract owners' equity    2,805,832     465,800    30,336,818   107,832,002
Contract owners' equity at beginning of period          8,502,350   8,036,550   191,969,967    84,137,965
                                                      -----------  ----------  ------------  ------------
Contract owners' equity at end of period              $11,308,182  $8,502,350  $222,306,785  $191,969,967
                                                      ===========  ==========  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                         Mid Cap Core- B (12)    Quantitative All Cap- B
                                                      -------------------------  -----------------------
                                                           2006         2005        2006         2005
                                                      ------------  -----------  ----------  -----------
Income:
   Dividends                                          $  8,486,906  $ 3,382,596  $  296,956   $  245,352
Expenses:
   Mortality and expense risk and administration
   charges                                                 513,152      581,930      49,104       39,794
                                                      ------------  -----------  ----------   ----------
Net investment income (loss)                             7,973,754    2,800,666     247,852      205,558
Net realized gain (loss)                                (4,041,778)   1,131,068      50,073      121,729
Unrealized appreciation (depreciation) during the
period                                                  (1,444,918)  (2,370,392)     55,388     (145,870)
                                                      ------------  -----------  ----------   ----------
Net increase (decrease) in contract owners equity
from operations                                          2,487,058    1,561,342     353,313      181,417
Changes from principal transactions:
   Purchase payments                                     2,108,973    2,322,247      69,877      309,993
   Transfers between sub-accounts and the
   company                                             (36,597,004)  (1,491,425)     34,285      574,199
   Withdrawals                                          (3,749,748)  (2,830,128)   (166,852)    (200,751)
   Annual contract fee                                     (90,792)    (110,580)     (8,052)      (5,241)
                                                      ------------  -----------  ----------   ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (38,328,571)  (2,109,886)    (70,742)     678,200
                                                      ------------  -----------  ----------   ----------
Total increase (decrease) in contract owners' equity   (35,841,513)    (548,544)    282,571      859,617
Contract owners' equity at beginning of period          35,841,513   36,390,057   3,011,379    2,151,762
                                                      ------------  -----------  ----------   ----------
Contract owners' equity at end of period              $         --  $35,841,513  $3,293,950   $3,011,379
                                                      ============  ===========  ==========   ==========

(12) On December 4, 2006, the Mid Cap Core B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               Sub-Account
                                                      ----------------------------------------------------------
                                                          Large Cap Value- B     Small Cap Opportunities- A (13)
                                                      -------------------------  -------------------------------
                                                           2006         2005           2006            2005
                                                      ------------  -----------    ------------    ------------
Income:
   Dividends                                          $  7,201,239  $        --    $  3,307,018    $         --
Expenses:
   Mortality and expense risk and administration
   charges                                               1,260,203      994,352       1,436,557       1,049,786
                                                      ------------  -----------    ------------    ------------
Net investment income (loss)                             5,941,036     (994,352)      1,870,461      (1,049,786)
Net realized gain (loss)                               (38,722,530)   4,362,705       5,603,285      15,831,456
Unrealized appreciation (depreciation) during the
period                                                  (4,544,680)   4,564,743         801,868      13,918,658
                                                      ------------  -----------    ------------    ------------
Net increase (decrease) in contract owners equity
from operations                                        (37,326,174)   7,933,096       8,275,614      28,700,328
Changes from principal transactions:
   Purchase payments                                     2,163,682    5,051,817         683,060         500,446
   Transfers between sub-accounts and the
   company                                              14,492,018   41,814,068     (13,368,672)     82,274,607
   Withdrawals                                          (9,087,086)  (5,241,424)    (11,175,634)     (7,490,025)
   Annual contract fee                                    (201,847)    (152,533)       (211,642)       (151,341)
                                                      ------------  -----------    ------------    ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             7,366,767   41,471,928     (24,072,888)     75,133,687
                                                      ------------  -----------    ------------    ------------
Total increase (decrease) in contract owners' equity   (29,959,407)  49,405,024     (15,797,274)    103,834,015
Contract owners' equity at beginning of period          84,632,567   35,227,543     103,834,015              --
                                                      ------------  -----------    ------------    ------------
Contract owners' equity at end of period              $ 54,673,160  $84,632,567    $ 88,036,741    $103,834,015
                                                      ============  ===========    ============    ============

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                      Small Cap Opportunities- B      Special Value- B
                                                      --------------------------  ------------------------
                                                          2006          2005          2006        2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  2,302,718  $    601,986  $   737,885  $    98,239
Expenses:
   Mortality and expense risk and administration
   charges                                               1,164,712       998,565      108,775      234,002
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                             1,138,006      (396,579)     629,110     (135,763)
Net realized gain (loss)                                 3,660,941   (10,549,201)     109,658    1,675,196
Unrealized appreciation (depreciation) during the
period                                                   1,026,805     6,138,750     (176,738)    (261,921)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          5,825,752    (4,807,030)     562,030    1,277,512
Changes from principal transactions:
   Purchase payments                                     2,832,398     3,135,244       86,661      797,343
   Transfers between sub-accounts and the
   company                                              (7,136,171)   49,440,423   (1,169,309)     (26,424)
   Withdrawals                                          (8,578,710)   (4,439,503)    (584,754)  (1,719,796)
   Annual contract fee                                    (247,409)     (215,712)     (15,844)     (31,361)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (13,129,892)   47,920,452   (1,683,246)    (980,238)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity    (7,304,140)   43,113,422   (1,121,216)     297,274
Contract owners' equity at beginning of period          74,177,829    31,064,407    7,344,490    7,047,216
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $ 66,873,689  $ 74,177,829  $ 6,223,274  $ 7,344,490
                                                      ============  ============  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ------------------------------------------------------
                                                          Real Return Bond- B      American International- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  4,982,065  $  6,250,725  $ 12,065,251  $ 29,498,076
Expenses:
   Mortality and expense risk and administration
   charges                                               1,798,073     2,138,506    11,356,902     6,470,100
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             3,183,992     4,112,219       708,349    23,027,976
Net realized gain (loss)                                  (824,910)    1,376,042    19,871,630     8,450,641
Unrealized appreciation (depreciation) during the
period                                                  (4,004,249)   (6,088,121)   88,515,262    51,603,252
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         (1,645,167)     (599,860)  109,095,241    83,081,869
Changes from principal transactions:
   Purchase payments                                     2,076,799     9,271,354   193,229,862   171,494,495
   Transfers between sub-accounts and the
   company                                             (17,120,394)    5,534,843    36,868,087    46,787,299
   Withdrawals                                         (14,228,671)  (10,930,657)  (47,925,538)  (20,044,110)
   Annual contract fee                                    (233,637)     (290,567)     (888,402)     (562,280)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (29,505,903)    3,584,973   181,284,009   197,675,404
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (31,151,070)    2,985,113   290,379,250   280,757,273
Contract owners' equity at beginning of period         128,783,901   125,798,788   565,652,897   284,895,624
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $ 97,632,831  $128,783,901  $856,032,147  $565,652,897
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                 Sub-Account
                                                      ---------------------------------------------------------------------
                                                            American Growth- B        American Blue-Chip Income & Growth- B
                                                      ------------------------------  -------------------------------------
                                                           2006            2005                2006          2005
                                                      --------------  --------------       ------------  ------------
Income:
   Dividends                                          $    9,359,933  $      978,171       $  3,665,068  $ 17,717,589
Expenses:
   Mortality and expense risk and administration
   charges                                                18,803,754      12,954,894          2,713,787     2,575,474
                                                      --------------  --------------       ------------  ------------
Net investment income (loss)                              (9,443,821)    (11,976,723)           951,281    15,142,115
Net realized gain (loss)                                  28,141,180      11,141,782          4,880,792     3,221,852
Unrealized appreciation (depreciation) during the
period                                                    72,261,616     115,549,281         17,940,707   (10,572,258)
                                                      --------------  --------------       ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                           90,958,975     114,714,340         23,772,780     7,791,709
Changes from principal transactions:
   Purchase payments                                     257,087,013     242,794,047          4,282,820    11,388,134
   Transfers between sub-accounts and the
   company                                                40,744,350      54,573,018          3,584,814    (4,160,357)
   Withdrawals                                           (87,006,747)    (43,650,217)       (20,428,790)  (11,032,265)
   Annual contract fee                                    (1,818,192)     (1,511,420)          (438,781)     (446,342)
                                                      --------------  --------------       ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             209,006,424     252,205,428        (12,999,937)   (4,250,830)
                                                      --------------  --------------       ------------  ------------
Total increase (decrease) in contract owners' equity     299,965,399     366,919,768         10,772,843     3,540,879
Contract owners' equity at beginning of period         1,024,552,260     657,632,492        166,287,730   162,746,851
                                                      --------------  --------------       ------------  ------------
Contract owners' equity at end of period              $1,324,517,659  $1,024,552,260       $177,060,573  $166,287,730
                                                      ==============  ==============       ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                        American Growth-Income- B   American Bond Fund- B (13)
                                                      ----------------------------  --------------------------
                                                           2006           2005          2006          2005
                                                      --------------  ------------  ------------  ------------
Income:
   Dividends                                          $    9,703,638  $  3,088,545  $         --  $         --
Expenses:
   Mortality and expense risk and administration
   charges                                                14,944,347    10,123,436     4,846,135       395,024
                                                      --------------  ------------  ------------  ------------
Net investment income (loss)                              (5,240,709)   (7,034,891)   (4,846,135)     (395,024)
Net realized gain (loss)                                  13,699,571     4,724,702      (162,870)      (14,832)
Unrealized appreciation (depreciation) during the
period                                                   105,776,473    29,466,971    21,317,532       444,671
                                                      --------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                          114,235,335    27,156,782    16,308,527        34,815
Changes from principal transactions:
   Purchase payments                                     248,591,590   243,903,820   263,370,172   101,721,608
   Transfers between sub-accounts and the
   company                                                12,537,904    27,129,896    80,311,374    24,027,007
   Withdrawals                                           (59,988,417)  (35,313,592)   (9,327,078)     (449,992)
   Annual contract fee                                    (1,061,397)     (928,739)      (56,054)       (5,934)
                                                      --------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             200,079,680   234,791,385   334,298,414   125,292,689
                                                      --------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity     314,315,015   261,948,167   350,606,941   125,327,504
Contract owners' equity at beginning of period           780,504,570   518,556,403   125,327,504             0
                                                      --------------  ------------  ------------  ------------
Contract owners' equity at end of period              $1,094,819,585  $780,504,570  $475,934,445  $125,327,504
                                                      ==============  ============  ============  ============

(14) On August 1, 2005, the American Bond Fund - B sub-account commenced operation through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                      American Century- Small Company     PIMCO VIT All Asset
                                                      -------------------------------  -------------------------
                                                             2006          2005            2006          2005
                                                         ------------  -----------     ------------  -----------
Income:
   Dividends                                             $  2,821,692  $   678,204     $  2,400,960    1,956,376
Expenses:
   Mortality and expense risk and administration
   charges                                                    278,581      383,827          776,349      626,616
                                                         ------------  -----------     ------------  -----------
Net investment income (loss)                                2,543,111      294,377        1,624,611    1,329,760
Net realized gain (loss)                                     (537,072)     544,686          173,106      501,908
Unrealized appreciation (depreciation) during the
period                                                     (1,168,586)     471,165         (759,906)      66,129
                                                         ------------  -----------     ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                               837,453    1,310,228        1,037,811    1,897,797
Changes from principal transactions:
   Purchase payments                                          210,450    1,599,818          759,154    3,901,182
   Transfers between sub-accounts and the
   company                                                (16,470,584)  18,821,127       (5,996,585)  37,384,203
   Withdrawals                                             (2,444,344)  (2,612,100)     (10,380,765)  (4,164,429)
   Annual contract fee                                        (33,475)     (47,150)        (122,685)     (99,893)
                                                         ------------  -----------     ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (18,737,953)  17,761,695      (15,740,881)  37,021,063
                                                         ------------  -----------     ------------  -----------
Total increase (decrease) in contract owners' equity      (17,900,500)  19,071,923      (14,703,070)  38,918,860
Contract owners' equity at beginning of period             25,859,840    6,787,917       54,869,942   15,951,082
                                                         ------------  -----------     ------------  -----------
Contract owners' equity at end of period                 $  7,959,340  $25,859,840     $ 40,166,872  $54,869,942
                                                         ============  ===========     ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                             Core Equity               Classic Value
                                                      -------------------------  ------------------------
                                                          2006          2005         2006        2005
                                                      ------------  -----------  -----------  -----------
Income:
   Dividends                                          $ 2,935,969            --  $   847,153  $   746,850
Expenses:
   Mortality and expense risk and administration
   charges                                                755,639       643,417      352,597      183,444
                                                      -----------   -----------  -----------  -----------
Net investment income (loss)                            2,180,330      (643,417)     494,556      563,406
Net realized gain (loss)                                1,653,659     1,025,130    1,393,498      585,336
Unrealized appreciation (depreciation) during the
period                                                 (1,986,047)    2,354,105    1,404,289     (122,681)
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,847,942     2,735,818    3,292,343    1,026,061
Changes from principal transactions:
   Purchase payments                                    3,712,881    18,928,960    1,769,127    3,530,569
   Transfers between sub-accounts and the
   company                                             (5,980,297)    4,201,952   16,249,052    3,637,313
   Withdrawals                                         (3,462,420)   (1,367,321)  (2,203,545)    (612,798)
   Annual contract fee                                    (50,108)      (36,115)     (47,035)     (15,124)
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,779,944)   21,727,476   15,767,599    6,539,960
                                                      -----------   -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (3,932,002)   24,463,294   19,059,942    7,566,021
Contract owners' equity at beginning of period         51,783,724    27,320,430   15,128,893    7,562,872
                                                      -----------   -----------  -----------  -----------
Contract owners' equity at end of period              $47,851,722   $51,783,724  $34,188,835  $15,128,893
                                                      ===========   ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                      Quantitative Value - B  U.S. Global Leaders Growth- A (13)
                                                      ----------------------  ----------------------------------
                                                         2006        2005              2006         2005
                                                      ----------  ----------       -----------  -----------
Income:
   Dividends                                          $  698,366  $   52,299       $   337,444  $   703,959
Expenses:
   Mortality and expense risk and administration
   charges                                                70,962      25,135           512,211      413,985
                                                      ----------  ----------       -----------  -----------
Net investment income (loss)                             627,404      27,164          (174,767)     289,974
Net realized gain (loss)                                   2,830      38,341           434,554    1,047,959
Unrealized appreciation (depreciation) during the
period                                                   192,230      79,259          (356,565)   2,359,489
                                                      ----------  ----------       -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          822,464     144,764           (96,778)   3,697,422
Changes from principal transactions:
   Purchase payments                                     268,027     395,528           232,316      251,352
   Transfers between sub-accounts and the
   company                                             1,574,531   2,010,659        (1,760,632)  38,562,826
   Withdrawals                                          (518,424)    (50,681)       (4,592,817)  (4,517,295)
   Annual contract fee                                    (7,259)     (3,761)          (90,070)     (65,477)
                                                      ----------  ----------       -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           1,316,875   2,351,745        (6,211,203)  34,231,406
                                                      ----------  ----------       -----------  -----------
Total increase (decrease) in contract owners' equity   2,139,339   2,496,509        (6,307,981)  37,928,828
Contract owners' equity at beginning of period         2,999,799     503,290        37,928,828           --
                                                      ----------  ----------       -----------  -----------
Contract owners' equity at end of period              $5,139,138  $2,999,799       $31,620,847  $37,928,828
                                                      ==========  ==========       ===========  ===========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                         U.S. Global Leaders     John Hancock Strategic
                                                              Growth- B                  Income
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   280,440  $   545,098  $   508,005  $   556,263
Expenses:
   Mortality and expense risk and administration
   charges                                                451,592      406,486      272,872      187,748
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                             (171,152)     138,612      235,133      368,515
Net realized gain (loss)                                  380,006      (15,405)     (34,552)     143,190
Unrealized appreciation (depreciation) during the
period                                                   (392,048)   1,928,415      160,335     (417,308)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          (183,194)   2,051,622      360,916       94,397
Changes from principal transactions:
   Purchase payments                                      525,148    2,989,897      875,940    4,422,845
   Transfers between sub-accounts and the
   company                                             (3,150,322)  25,633,677    3,572,536    4,132,467
   Withdrawals                                         (3,429,445)  (2,000,761)  (2,128,969)    (761,715)
   Annual contract fee                                    (85,069)     (79,754)     (23,193)     (12,411)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (6,139,688)  26,543,059    2,296,314    7,781,186
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (6,322,882)  28,594,681    2,657,230    7,875,583
Contract owners' equity at beginning of period         32,020,856    3,426,175   14,809,731    6,934,148
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $25,697,974  $32,020,856  $17,466,961  $14,809,731
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                            John Hancock              John Hancock
                                                        International Equity      International Equity
                                                            Index- A (15)             Index- B (15)
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   738,530  $ 2,365,850  $   557,337  $ 2,422,087
Expenses:
   Mortality and expense risk and administration
   charges                                                662,414      380,033      608,567      440,322
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                               76,116    1,985,817      (51,230)   1,981,765
Net realized gain (loss)                                3,134,424      879,981    2,442,077    1,004,201
Unrealized appreciation (depreciation) during the
period                                                  5,460,282      812,492    5,034,134      986,291
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         8,670,822    3,678,290    7,424,981    3,972,257
Changes from principal transactions:
   Purchase payments                                      348,519      286,515    1,613,319    2,534,757
   Transfers between sub-accounts and the
   company                                             17,292,121    4,014,014    4,977,788    3,583,406
   Withdrawals                                         (5,645,467)  (2,939,427)  (4,819,658)  (2,296,593)
   Annual contract fee                                    (92,980)     (62,801)    (135,416)    (101,230)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           11,902,193    1,298,301    1,636,033    3,720,340
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   20,573,015    4,976,591    9,061,014    7,692,597
Contract owners' equity at beginning of period         28,173,727   23,197,136   30,937,658   23,245,061
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $48,746,742  $28,173,727  $39,998,672  $30,937,658
                                                      ===========  ===========  ===========  ===========

(15) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index Class A through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                          Active Bond- A (13)         Active Bond- B (13)
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  3,603,946  $    344,741  $ 12,669,950  $  1,101,416
Expenses:
   Mortality and expense risk and administration
   charges                                               1,851,235     1,475,077     7,941,842     5,046,195
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             1,752,711    (1,130,336)    4,728,108    (3,944,779)
Net realized gain (loss)                                    99,992       191,254    (1,125,416)     (464,018)
Unrealized appreciation (depreciation) during the
period                                                   1,411,417     1,822,950     6,989,724     5,041,363
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                          3,264,120       883,868    10,592,416       632,566
Changes from principal transactions:
   Purchase payments                                       492,743       681,009    16,820,492    96,308,816
   Transfers between sub-accounts and the
   company                                              (7,564,398)  151,900,056    (9,631,685)  409,703,753
   Withdrawals                                         (21,309,334)  (13,930,699)  (23,589,285)  (10,892,285)
   Annual contract fee                                    (163,303)     (125,313)     (302,844)     (121,213)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (28,544,292)  138,525,053   (16,703,322)  494,999,071
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (25,280,172)  139,408,921    (6,110,906)  495,631,637
Contract owners' equity at beginning of period         139,408,921             0   495,631,637             0
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $114,128,749  $139,408,921  $489,520,731  $495,631,637
                                                      ============  ============  ============  ============

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                      Sub-Account
                                                      -----------------------------------------------------
                                                                                    Independence Investment
                                                      CGTC Overseas Equity- B (13)   LLC Small Cap- B (13)
                                                      ----------------------------  -----------------------
                                                            2006        2005            2006       2005
                                                         ----------  ----------      ----------  --------
Income:
   Dividends                                             $  239,624  $   34,411      $  102,704  $     --
Expenses:
   Mortality and expense risk and administration
   charges                                                   95,857      14,607          17,560     2,439
                                                         ----------  ----------      ----------  --------
Net investment income (loss)                                143,767      19,804          85,144    (2,439)
Net realized gain (loss)                                    388,863      54,263         (40,620)    4,899
Unrealized appreciation (depreciation) during the
period                                                      339,403     274,479         (28,451)   11,172
                                                         ----------  ----------      ----------  --------
Net increase (decrease) in contract owners equity
from operations                                             872,033     348,546          16,073    13,632
Changes from principal transactions:
   Purchase payments                                        930,764     358,206         266,990   154,258
   Transfers between sub-accounts and the
   company                                                1,148,169   3,695,199         468,276   453,842
   Withdrawals                                             (479,308)    (37,520)        (64,032)   (8,706)
   Annual contract fee                                      (13,106)     (1,776)         (1,893)     (144)
                                                         ----------  ----------      ----------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                              1,586,519   4,014,109         669,341   599,250
                                                         ----------  ----------      ----------  --------
Total increase (decrease) in contract owners' equity      2,458,552   4,362,655         685,414   612,882
Contract owners' equity at beginning of period            4,362,655           0         612,882         0
                                                         ----------  ----------      ----------  --------
Contract owners' equity at end of period                 $6,821,207  $4,362,655      $1,298,296  $612,882
                                                         ==========  ==========      ==========  ========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                      Sub-Account
                                                      ---------------------------------------------------------------------------
                                                      Marisco International Opportunities- B (13)  T Rowe Price Mid Value- B (13)
                                                      -------------------------------------------  ------------------------------
                                                                    2006        2005                       2006         2005
                                                                -----------  -----------               -----------  ----------
Income:
   Dividends                                                    $ 1,187,469  $        --               $   671,657  $   30,346
Expenses:
   Mortality and expense risk and administration
   charges                                                          399,519       32,405                   154,502      18,319
                                                                -----------  -----------               -----------  ----------
Net investment income (loss)                                        787,950      (32,405)                  517,155      12,027
Net realized gain (loss)                                          1,115,592       83,104                    97,571       9,958
Unrealized appreciation (depreciation) during the
period                                                            2,990,255      942,627                 1,140,932     125,838
                                                                -----------  -----------               -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                                   4,893,797      993,326                 1,755,658     147,823
Changes from principal transactions:
   Purchase payments                                              4,148,286      835,318                 1,049,622     906,864
   Transfers between sub-accounts and the
   company                                                       22,092,183   10,826,925                 9,108,257   3,678,125
   Withdrawals                                                   (2,568,894)    (153,627)               (1,071,859)    (68,698)
   Annual contract fee                                              (63,800)      (6,707)                  (19,583)     (2,112)
                                                                -----------  -----------               -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                     23,607,775   11,501,909                 9,066,437   4,514,179
                                                                -----------  -----------               -----------  ----------
Total increase (decrease) in contract owners' equity             28,501,572   12,495,235                10,822,095   4,662,002
Contract owners' equity at beginning of period                   12,495,235           --                 4,662,002          --
                                                                -----------  -----------               -----------  ----------
Contract owners' equity at end of period                        $40,996,807  $12,495,235               $15,484,097  $4,662,002
                                                                ===========  ===========               ===========  ==========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ------------------------------------------------
                                                       UBS Large Cap- B (13)   U.S. High Yield- B (13)
                                                      -----------------------  -----------------------
                                                         2006         2005         2006        2005
                                                      ----------  -----------   ----------  ----------
Income:
   Dividends                                          $   26,069  $        --   $   73,721  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                18,664        3,581       36,496       5,905
                                                      ----------  -----------   ----------  ----------
Net investment income (loss)                               7,405       (3,581)      37,225      (5,905)
Net realized gain (loss)                                  39,897        4,019       46,495       1,524
Unrealized appreciation (depreciation) during the
period                                                   106,007       26,884       86,894      20,576
                                                      ----------  -----------   ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          153,309       27,322      170,614      16,195
Changes from principal transactions:
   Purchase payments                                     346,460      343,870       52,355      92,311
   Transfers between sub-accounts and the
   company                                               457,267      466,781    1,392,116   1,168,428
   Withdrawals                                           (57,474)      (2,177)    (341,327)     (5,609)
   Annual contract fee                                    (1,849)        (520)      (5,135)       (480)
                                                      ----------  -----------   ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             744,404      807,954    1,098,009   1,254,650
                                                      ----------  -----------   ----------  ----------
Total increase (decrease) in contract owners' equity     897,713      835,276    1,268,623   1,270,845
Contract owners' equity at beginning of period           835,276           --    1,270,845          --
                                                      ----------  -----------   ----------  ----------
Contract owners' equity at end of period              $1,732,989  $   835,276   $2,539,468  $1,270,845
                                                      ==========  ===========   ==========  ==========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                    Sub-Account
                                                      -----------------------------------------------------------------------
                                                      Wellington Small Cap Growth- B (13)  Wellington Small Cap Value- B (13)
                                                      -----------------------------------  ----------------------------------
                                                                2006         2005                  2006          2005
                                                            -----------  -----------            -----------  -----------
Income:
   Dividends                                                $        --  $   139,650            $ 6,853,145  $   322,206
Expenses:
   Mortality and expense risk and administration
   charges                                                      459,672       65,570                700,639      198,841
                                                            -----------  -----------            -----------  -----------
Net investment income (loss)                                   (459,672)      74,080              6,152,506      123,365
Net realized gain (loss)                                      2,090,138      117,529             (1,968,653)     150,997
Unrealized appreciation (depreciation) during the
period                                                          721,704      894,839              2,936,137     (307,919)
                                                            -----------  -----------            -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                               2,352,170    1,086,448              7,119,990      (33,557)
Changes from principal transactions:
   Purchase payments                                          4,822,952    1,023,878              3,356,522    1,276,237
   Transfers between sub-accounts and the
   company                                                    6,956,279   16,762,440             28,278,476   33,194,754
   Withdrawals                                               (2,653,830)    (383,227)            (5,120,170)  (1,125,321)
   Annual contract fee                                          (66,255)      (9,908)               (95,411)     (25,870)
                                                            -----------  -----------            -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                  9,059,146   17,393,183             26,419,417   33,319,800
                                                            -----------  -----------            -----------  -----------
Total increase (decrease) in contract owners' equity         11,411,316   18,479,631             33,539,407   33,286,243
Contract owners' equity at beginning of period               18,479,631           --             33,286,243           --
                                                            -----------  -----------            -----------  -----------
Contract owners' equity at end of period                    $29,890,947  $18,479,631            $66,825,650  $33,286,243
                                                            ===========  ===========            ===========  ===========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                       Sub-Account
                                                      --------------------------------------------------------------------------
                                                                                       Index Allocation - B  Large Cap Value - A
                                                      Wells Capital Core Bond- B (13)           (16)                 (17)
                                                      -------------------------------  --------------------  -------------------
                                                               2006       2005                  2006                 2006
                                                            ----------  --------            -----------          -----------
Income:
   Dividends                                                $   24,868  $     --            $ 1,082,762          $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                      18,036     3,557                612,682               81,284
                                                            ----------  --------            -----------          -----------
Net investment income (loss)                                     6,832    (3,557)               470,080              (81,284)
Net realized gain (loss)                                           754      (333)                45,800           48,211,057
Unrealized appreciation (depreciation) during the
period                                                          27,008     2,121              4,586,943            1,093,666
                                                            ----------  --------            -----------          -----------
Net increase (decrease) in contract owners equity
from operations                                                 34,594    (1,769)             5,102,823           49,223,439
Changes from principal transactions:
   Purchase payments                                            71,807   157,487             75,084,747               18,660
   Transfers between sub-accounts and the
   company                                                     741,894   608,723             16,828,224           21,963,147
   Withdrawals                                                 (50,725)  (65,542)              (549,885)            (907,739)
   Annual contract fee                                          (2,115)     (382)                (2,948)              (8,985)
                                                            ----------  --------            -----------          -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                   760,861   700,286             91,360,138           21,065,083
                                                            ----------  --------            -----------          -----------
Total increase (decrease) in contract owners' equity           795,455   698,517             96,462,961           70,288,522
Contract owners' equity at beginning of period                 698,517        --                     --                   --
                                                            ----------  --------            -----------          -----------
Contract owners' equity at end of period                    $1,493,972  $698,517            $96,462,961          $70,288,522
                                                            ==========  ========            ===========          ===========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

(16) On February 16, 2006, the Index Allocation - B sub-account commenced operations through a vote of the Board of Directors.

(17) On December 1, 2006, the Large Cap Value - A sub-account commenced operations through a vote of the Board of

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ------------------------------------------------------
                                                      Scudder Capital Growth- B  Scudder Global Discovery- B
                                                      -------------------------  ---------------------------
                                                           2006         2005           2006        2005
                                                       -----------  -----------    -----------  -----------
Income:
   Dividends                                           $   105,041  $   112,276    $   185,810  $    58,756
Expenses:
   Mortality and expense risk and administration
   charges                                                 869,427      671,146        314,386      250,853
                                                       -----------  -----------    -----------  -----------
Net investment income (loss)                              (764,386)    (558,870)      (128,576)    (192,097)
Net realized gain (loss)                                 1,995,104      960,326      2,104,777      807,291
Unrealized appreciation (depreciation) during the
period                                                   1,899,345    4,303,105      1,600,792    1,907,019
                                                       -----------  -----------    -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          3,130,063    4,704,561      3,576,993    2,522,213
Changes from principal transactions:
   Purchase payments                                     1,318,764    1,623,564        460,822      663,603
   Transfers between sub-accounts and the
   company                                              26,264,095   32,897,065        (72,770)   2,126,522
   Withdrawals                                          (6,066,062)  (1,612,529)    (1,971,549)    (459,891)
   Annual contract fee                                    (214,975)    (150,646)       (81,436)     (62,386)
                                                       -----------  -----------    -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            21,301,822   32,757,454     (1,664,933)   2,267,848
                                                       -----------  -----------    -----------  -----------
Total increase (decrease) in contract owners' equity    24,431,885   37,462,015      1,912,060    4,790,061
Contract owners' equity at beginning of period          55,995,867   18,533,852     18,710,392   13,920,331
                                                       -----------  -----------    -----------  -----------
Contract owners' equity at end of period               $80,427,752  $55,995,867    $20,622,452  $18,710,392
                                                       ===========  ===========    ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                      Scudder Growth & Income- B  Scudder Health Sciences- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                           $   169,379  $   166,753    $    53,374  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                 432,156      366,761        211,108      219,514
                                                       -----------  -----------    -----------  -----------
Net investment income (loss)                              (262,777)    (200,008)      (157,734)    (219,514)
Net realized gain (loss)                                 1,109,477      476,618        838,479      709,323
Unrealized appreciation (depreciation) during the
period                                                   2,077,912    1,235,719       (152,030)     384,166
                                                       -----------  -----------    -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          2,924,612    1,512,329        528,715      873,975
Changes from principal transactions:
   Purchase payments                                       538,935    1,018,408        296,246      707,084
   Transfers between sub-accounts and the
   company                                                 189,447    9,479,501       (863,929)  (1,068,078)
   Withdrawals                                          (2,788,861)    (927,404)    (1,173,726)    (623,901)
   Annual contract fee                                    (102,951)     (80,743)       (63,285)     (64,770)
                                                       -----------  -----------    -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (2,163,430)   9,489,762     (1,804,694)  (1,049,665)
                                                       -----------  -----------    -----------  -----------
Total increase (decrease) in contract owners' equity       761,182   11,002,091     (1,275,979)    (175,690)
Contract owners' equity at beginning of period          27,634,663   16,632,572     14,366,459   14,542,149
                                                       -----------  -----------    -----------  -----------
Contract owners' equity at end of period               $28,395,845  $27,634,663    $13,090,480  $14,366,459
                                                       ===========  ===========    ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                      Scudder International- B  Scudder Mid Cap Growth- B
                                                      ------------------------  -------------------------
                                                         2006          2005         2006        2005
                                                      -----------  -----------   ----------  ----------
Income:
   Dividends                                          $   479,250  $   358,499   $       --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                508,138      447,841       66,293      62,056
                                                      -----------  -----------   ----------  ----------
Net investment income (loss)                              (28,888)     (89,342)     (66,293)    (62,056)
Net realized gain (loss)                                2,924,263    1,471,539      200,830     193,430
Unrealized appreciation (depreciation) during the
period                                                  3,725,572    2,369,544      210,238     350,092
                                                      -----------  -----------   ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         6,620,947    3,751,741      344,775     481,466
Changes from principal transactions:
   Purchase payments                                      508,347    1,142,536       45,074     180,332
   Transfers between sub-accounts and the
   company                                                630,604     (738,689)     111,776    (410,711)
   Withdrawals                                         (2,655,016)    (884,300)    (308,165)   (103,203)
   Annual contract fee                                   (108,500)     (90,688)     (19,176)    (17,709)
                                                      -----------  -----------   ----------  ----------
Net increase (decrease) in contract owners'
equity
from principal transactions:                           (1,624,565)    (571,141)    (170,491)   (351,291)
                                                      -----------  -----------   ----------  ----------
Total increase (decrease) in contract owners' equity    4,996,382    3,180,600      174,284     130,175
Contract owners' equity at beginning of period         29,693,299   26,512,699    4,122,857   3,992,682
                                                      -----------  -----------   ----------  ----------
Contract owners' equity at end of period              $34,689,681  $29,693,299   $4,297,141  $4,122,857
                                                      ===========  ===========   ==========  ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      -----------------------------------------------------
                                                        Scudder Blue Chip- B    Scudder Contrarian Value- B
                                                      ------------------------  ---------------------------
                                                          2006         2005         2006          2005
                                                      -----------  -----------   -----------  -----------
Income:
   Dividends                                          $ 1,616,958  $   150,954   $   336,066  $   406,498
Expenses:
   Mortality and expense risk and administration
   charges                                                446,097      415,470       438,833      455,641
                                                      -----------  -----------   -----------  -----------
Net investment income (loss)                            1,170,861     (264,516)     (102,767)     (49,143)
Net realized gain (loss)                                1,787,221      909,108     1,270,418      885,931
Unrealized appreciation (depreciation) during the
period                                                    634,800    1,429,371     2,201,450     (852,064)
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         3,592,882    2,073,963     3,369,101      (15,276)
Changes from principal transactions:
   Purchase payments                                      496,553    1,033,138       442,321    1,181,724
   Transfers between sub-accounts and the
   company                                               (100,108)     406,900    (2,119,653)    (136,105)
   Withdrawals                                         (2,675,014)  (1,262,348)   (2,755,100)  (1,204,192)
   Annual contract fee                                   (114,235)    (105,713)     (111,293)    (114,732)
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,392,804)      71,977    (4,543,725)    (273,305)
                                                      -----------  -----------   -----------  -----------
Total increase (decrease) in contract owners' equity    1,200,078    2,145,940    (1,174,624)    (288,581)
Contract owners' equity at beginning of period         27,987,256   25,841,316    28,386,910   28,675,491
                                                      -----------  -----------   -----------  -----------
Contract owners' equity at end of period              $29,187,334  $27,987,256   $27,212,286  $28,386,910
                                                      ===========  ===========   ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      -------------------------------------------------------------
                                                      Scudder Global Blue Chip- B  Scudder Government Securities- B
                                                      ---------------------------  --------------------------------
                                                           2006         2005              2006          2005
                                                       -----------  -----------       ------------  -----------
Income:
   Dividends                                           $   924,004  $        --       $  1,244,862  $ 1,705,035
Expenses:
   Mortality and expense risk and administration
   charges                                                 200,949      141,961            453,014      616,851
                                                       -----------  -----------       ------------  -----------
Net investment income (loss)                               723,055     (141,961)           791,848    1,088,184
Net realized gain (loss)                                 1,443,992      367,369           (700,697)    (120,041)
Unrealized appreciation (depreciation) during the
period                                                     947,074    1,570,266            332,762     (739,798)
                                                       -----------  -----------       ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                          3,114,121    1,795,674            423,913      228,345
Changes from principal transactions:
   Purchase payments                                       162,876      636,406            551,723    1,061,448
   Transfers between sub-accounts and the
   company                                               2,280,150    1,012,132         (9,050,584)  (1,920,463)
   Withdrawals                                          (1,991,223)    (192,306)        (4,683,580)  (2,077,841)
   Annual contract fee                                     (52,203)     (37,398)          (123,596)    (136,043)
                                                       -----------  -----------       ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                               399,600    1,418,834        (13,306,037)  (3,072,899)
                                                       -----------  -----------       ------------  -----------
Total increase (decrease) in contract owners' equity     3,513,721    3,214,508        (12,882,124)  (2,844,554)
Contract owners' equity at beginning of period          11,122,256    7,907,748         37,613,996   40,458,550
                                                       -----------  -----------       ------------  -----------
Contract owners' equity at end of period               $14,635,977  $11,122,256       $ 24,731,872  $37,613,996
                                                       ===========  ===========       ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ---------------------------------------------------
                                                                                   Scudder International
                                                       Scudder High Income- B        Select Equity- B
                                                      -------------------------  ------------------------
                                                          2006          2005        2006          2005
                                                      ------------  -----------  -----------  -----------
Income:
   Dividends                                          $  2,909,448  $ 3,801,783  $   568,341  $   700,859
Expenses:
   Mortality and expense risk and administration
   charges                                                 595,866      646,723      546,734      475,411
                                                      ------------  -----------  -----------  -----------
Net investment income (loss)                             2,313,582    3,155,060       21,607      225,448
Net realized gain (loss)                                   106,999    1,050,458    3,394,267    1,615,660
Unrealized appreciation (depreciation) during the
period                                                     571,687   (3,473,156)   3,751,202    1,775,995
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          2,992,268      732,362    7,167,076    3,617,103
Changes from principal transactions:
   Purchase payments                                     1,153,334    1,822,035      859,797    1,829,103
   Transfers between sub-accounts and the
   company                                                (889,480)  (4,413,452)  (1,637,719)    (646,051)
   Withdrawals                                          (5,136,033)  (1,991,627)  (3,544,027)    (882,428)
   Annual contract fee                                    (153,720)    (165,467)    (149,342)    (124,903)
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (5,025,899)  (4,748,511)  (4,471,291)     175,721
                                                      ------------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    (2,033,631)  (4,016,149)   2,695,785    3,792,824
Contract owners' equity at beginning of period          39,274,171   43,290,320   32,526,820   28,733,996
                                                      ------------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 37,240,540  $39,274,171  $35,222,605  $32,526,820
                                                      ============  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ---------------------------------------------------
                                                       Scudder Fixed Income- B   Scudder Money Market- B
                                                      ------------------------  -------------------------
                                                          2006        2005          2006         2005
                                                      -----------  -----------  ------------  -----------
Income:
   Dividends                                          $ 2,079,004  $ 2,609,094  $  1,435,330  $   781,372
Expenses:
   Mortality and expense risk and administration
   charges                                                997,536    1,054,575       562,165      504,570
Net investment income (loss)                            1,081,468    1,554,519       873,165      276,802
                                                      -----------  -----------  ------------  -----------
Net realized gain (loss)                                 (599,369)     (95,821)      (10,420)      78,053
Unrealized appreciation (depreciation) during the
period                                                    793,357   (1,355,714)           --           --
                                                      -----------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,275,456      102,984       862,745      354,855
Changes from principal transactions:
   Purchase payments                                    1,057,361    2,278,428     1,271,653   11,214,070
   Transfers between sub-accounts and the
   company                                               (136,043)    (883,836)   16,394,529    3,179,800
   Withdrawals                                         (7,444,548)  (3,118,105)  (21,353,282)  (9,857,435)
   Annual contract fee                                   (203,389)    (215,175)     (136,419)     (92,670)
                                                      -----------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (6,726,619)  (1,938,688)   (3,823,519)   4,443,765
                                                      -----------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity   (5,451,163)  (1,835,704)   (2,960,774)   4,798,620
Contract owners' equity at beginning of period         65,750,385   67,586,089    34,840,321   30,041,701
                                                      -----------  -----------  ------------  -----------
Contract owners' equity at end of period              $60,299,222  $65,750,385  $ 31,879,547  $34,840,321
                                                      ===========  ===========  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ---------------------------------------------------------
                                                      Scudder Small Cap Growth- B  Scudder Technology Growth- B
                                                      ---------------------------  ----------------------------
                                                           2006         2005             2006         2005
                                                       -----------  -----------      -----------  -----------
Income:
   Dividends                                           $        --  $        --      $        --  $    13,194
Expenses:
   Mortality and expense risk and administration
   charges                                                 438,339      405,787          156,624      167,791
                                                       -----------  -----------      -----------  -----------
Net investment income (loss)                              (438,339)    (405,787)        (156,624)    (154,597)
Net realized gain (loss)                                 1,495,689      886,456          376,915      468,046
Unrealized appreciation (depreciation) during the
period                                                    (204,018)   1,462,650         (400,927)    (204,717)
                                                       -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                            853,332    1,943,319         (180,636)     108,732
Changes from principal transactions:
   Purchase payments                                       761,571    1,051,724          280,311      520,318
   Transfers between sub-accounts and the
   company                                                (197,900)   4,746,175         (570,931)  (1,202,818)
   Withdrawals                                          (3,161,663)    (684,152)      (1,127,681)    (397,711)
   Annual contract fee                                    (124,150)    (103,238)         (45,553)     (48,940)
                                                       -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (2,722,142)   5,010,509       (1,463,854)  (1,129,151)
                                                       -----------  -----------      -----------  -----------
Total increase (decrease) in contract owners' equity    (1,868,810)   6,953,828       (1,644,490)  (1,020,419)
Contract owners' equity at beginning of period          28,335,952   21,382,124       11,033,183   12,053,602
                                                       -----------  -----------      -----------  -----------
Contract owners' equity at end of period               $26,467,142  $28,335,952      $ 9,388,693  $11,033,183
                                                       ===========  ===========      ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        For the years ended December 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                       Scudder Total Return- B  Scudder Davis Venture Value- B
                                                      ------------------------  ------------------------------
                                                          2006         2005            2006         2005
                                                      -----------  -----------     -----------  -----------
Income:
   Dividends                                          $   457,339  $   470,335     $   130,693  $   169,944
Expenses:
   Mortality and expense risk and administration
   charges                                                322,986      349,198         758,640      724,767
                                                      -----------  -----------     -----------  -----------
Net investment income (loss)                              134,353      121,137        (627,947)    (554,823)
Net realized gain (loss)                                  703,252      517,241       3,398,912    1,433,714
Unrealized appreciation (depreciation) during the
period                                                    779,610     (144,203)      2,862,109    2,464,189
                                                      -----------  -----------     -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,617,215      494,175       5,633,074    3,343,080
Changes from principal transactions:
   Purchase payments                                      441,995      882,753         914,737    1,685,698
   Transfers between sub-accounts and the
   company                                             (1,054,603)  (1,100,639)        125,672      217,642
   Withdrawals                                         (2,507,704)  (1,512,944)     (5,992,118)  (1,531,710)
   Annual contract fee                                    (95,879)     (99,648)       (195,187)    (180,637)
                                                      -----------  -----------     -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,216,191)  (1,830,478)     (5,146,896)     190,993
                                                      -----------  -----------     -----------  -----------
Total increase (decrease) in contract owners' equity   (1,598,976)  (1,336,303)        486,178    3,534,073
Contract owners' equity at beginning of period         21,882,020   23,218,323      48,135,739   44,601,666
                                                      -----------  -----------     -----------  -----------
Contract owners' equity at end of period              $20,283,044  $21,882,020     $48,621,917  $48,135,739
                                                      ===========  ===========     ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        For the years ended December 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                       Scudder Dreman Financial  Scudder Dreman High Return
                                                           Services- B (18)               Equity- B
                                                      -------------------------  --------------------------
                                                          2006          2005         2006          2005
                                                      ------------  -----------  ------------  ------------
Income:
   Dividends                                          $  2,423,529  $   168,860  $  6,605,508  $  1,321,871
Expenses:
   Mortality and expense risk and administration
   charges                                                 126,037      177,421     1,758,650     1,534,039
                                                      ------------  -----------  ------------  ------------
Net investment income (loss)                             2,297,492       (8,561)    4,846,858      (212,168)
Net realized gain (loss)                                  (551,486)     433,830     7,826,649     2,667,766
Unrealized appreciation (depreciation) during the
period                                                  (1,219,224)    (669,622)    4,992,693     3,094,840
                                                      ------------  -----------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                            526,782     (244,353)   17,666,200     5,550,438
Changes from principal transactions:
   Purchase payments                                       326,903      583,446     2,221,299     3,926,553
   Transfers between sub-accounts and the
   company                                             (11,366,929)    (685,032)   30,069,369       364,441
   Withdrawals                                            (874,725)    (495,719)  (13,116,648)   (3,255,305)
   Annual contract fee                                     (38,835)     (50,892)     (463,239)     (411,847)
                                                      ------------  -----------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (11,953,586)    (648,197)   18,710,781       623,842
                                                      ------------  -----------  ------------  ------------
Total increase (decrease) in contract owners' equity   (11,426,804)    (892,550)   36,376,981     6,174,280
Contract owners' equity at beginning of period          11,426,804   12,319,354   101,251,563    95,077,283
                                                      ------------  -----------  ------------  ------------
Contract owners' equity at end of period              $         --  $11,426,804  $137,628,544  $101,251,563
                                                      ============  ===========  ============  ============

(18) On September 18, 2006, the Scudder Dreman Financial Services sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                         Scudder Dreman Small    Scudder Salomon Aggressive
                                                            Cap Value- B              Growth- B (19, 20)
                                                      -------------------------  --------------------------
                                                           2006         2005         2006        2005
                                                      ------------  -----------   -----------  ---------
Income:
   Dividends                                          $  4,928,247  $ 4,794,855   $ 1,957,645  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 927,465      835,882        97,882      93,411
                                                      ------------  -----------   -----------  ----------
Net investment income (loss)                             4,000,782    3,958,973     1,859,763     (93,411)
Net realized gain (loss)                                 5,679,811    2,295,922       307,739     286,829
Unrealized appreciation (depreciation) during the
period                                                   2,137,888   (2,082,081)   (1,527,575)    456,281
                                                      ------------  -----------   -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         11,818,481    4,172,814       639,927     649,699
Changes from principal transactions:
   Purchase payments                                     1,163,527    2,570,812       152,051     386,676
   Transfers between sub-accounts and the
   company                                              (3,577,781)    (377,621)   (6,436,339)   (281,292)
   Withdrawals                                          (7,556,939)  (2,056,855)     (564,616)   (125,203)
   Annual contract fee                                    (257,798)    (221,686)      (27,805)    (24,683)
                                                      ------------  -----------   -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (10,228,991)     (85,350)   (6,876,709)    (44,502)
                                                      ------------  -----------   -----------  ----------
Total increase (decrease) in contract owners' equity     1,589,490    4,087,464    (6,236,782)    605,197
Contract owners' equity at beginning of period          56,042,173   51,954,709     6,236,782   5,631,585
                                                      ------------  -----------   -----------  ----------
Contract owners' equity at end of period              $ 57,631,663  $56,042,173   $        --  $6,236,782
                                                      ============  ===========   ===========  ==========


(19) On August 1, 2005, the Scudder Invesco Dynamic Growth sub-account was renamed Scudder Salomon Aggressive Growth sub-account through a vote of the Board of Directors.

(20) On December 6, 2006, the Scudder Salomon Aggressive Growth - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      -------------------------------------------------
                                                             Scudder Janus        Scudder Janus Growth
                                                          Growth & Income- B     Opportunities - B (21)
                                                      ------------------------  -----------------------
                                                          2006         2005        2006         2005
                                                      -----------  -----------  -----------  ----------
Income:
   Dividends                                          $    56,870  $        --  $        --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                395,394      348,642      115,947     116,570
                                                      -----------  -----------  -----------  ----------
Net investment income (loss)                             (338,524)    (348,642)    (115,947)   (116,570)
Net realized gain (loss)                                1,581,194      730,732    1,300,775     451,849
Unrealized appreciation (depreciation) during the
period                                                    222,981    1,728,032   (1,372,389)    104,422
                                                      -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         1,465,651    2,110,122     (187,561)    439,701
Changes from principal transactions:
   Purchase payments                                      409,771      519,497      384,126     412,796
   Transfers between sub-accounts and the
   company                                              1,163,270    1,786,172   (7,317,083)    520,463
   Withdrawals                                         (3,355,407)    (903,644)  (1,169,130)   (259,668)
   Annual contract fee                                    (99,284)     (83,119)     (31,811)    (30,464)
                                                      -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,881,650)   1,318,906   (8,133,898)    643,127
                                                      -----------  -----------  -----------  ----------
Total increase (decrease) in contract owners' equity     (415,999)   3,429,028   (8,321,459)  1,082,828
Contract owners' equity at beginning of period         24,638,022   21,208,994    8,321,459   7,238,631
                                                      -----------  -----------  -----------  ----------
Contract owners' equity at end of period              $24,222,023  $24,638,022  $        --  $8,321,459
                                                      ===========  ===========  ===========  ==========

(21) On December 6, 2006 the Scudder Janus Growth Opportunities - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ----------------------------------------------------
                                                              Scudder MFS                Scudder Oak
                                                       Strategic Value- B (22)    Strategic Equity- B (23)
                                                      -------------------------  -------------------------
                                                          2006         2005          2006          2005
                                                      ------------  -----------  ------------  -----------
Income:
   Dividends                                          $  1,327,017  $ 2,537,296  $         --  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                 268,345      400,539       200,292      230,081
                                                      ------------  -----------  ------------  -----------
Net investment income (loss)                             1,058,672    2,136,757      (200,292)    (230,081)
Net realized gain (loss)                                   390,143      730,473       380,573      367,744
Unrealized appreciation (depreciation) during the
period                                                    (738,900)  (3,428,948)       15,277   (1,122,849)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                            709,915     (561,718)      195,558     (985,186)
Changes from principal transactions:
   Purchase payments                                       259,058      843,538       394,772      527,352
   Transfers between sub-accounts and the
   company                                             (24,507,098)     552,611   (13,688,530)    (946,950)
   Withdrawals                                          (1,534,953)  (1,121,939)   (1,102,927)    (570,534)
   Annual contract fee                                     (59,067)     (80,741)      (50,848)     (58,187)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (25,842,060)     193,469   (14,447,533)  (1,048,319)
                                                      ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity   (25,132,145)    (368,249)  (14,251,975)  (2,033,505)
Contract owners' equity at beginning of period          25,132,145   25,500,394    14,251,975   16,285,480
                                                      ------------  -----------  ------------  -----------
Contract owners' equity at end of period              $         --  $25,132,145  $         --  $14,251,975
                                                      ============  ===========  ============  ===========

(22) On September 18, 2006, the Scudder MFS Strategic Value - B sub-account ceased operations through a vote of the Board of Directors.

(23) On December 6, 2006 Scudder Oak Strategic Equity - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                      Scudder Turner Mid Cap Growth- B   Scudder Real Estate- B
                                                      --------------------------------  ------------------------
                                                              2006         2005             2006        2005
                                                          -----------  -----------      -----------  -----------
Income:
   Dividends                                              $ 1,568,853  $        --      $   346,948  $ 1,618,489
Expenses:
   Mortality and expense risk and administration
   charges                                                    310,278      282,554          322,275      289,307
                                                          -----------  -----------      -----------  -----------
Net investment income (loss)                                1,258,575     (282,554)          24,673    1,329,182
Net realized gain (loss)                                    1,350,540      967,778        2,171,573    1,124,431
Unrealized appreciation (depreciation) during the
period                                                     (1,787,692)   1,022,797        3,893,756     (737,037)
                                                          -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                               821,423    1,708,021        6,090,002    1,716,576
Changes from principal transactions:
   Purchase payments                                          539,843      873,314          529,585      905,833
   Transfers between sub-accounts and the
   company                                                   (290,518)     (33,716)      (1,392,034)  (1,106,786)
   Withdrawals                                             (2,089,322)    (586,391)      (2,849,098)    (909,224)
   Annual contract fee                                        (90,647)     (78,784)         (74,228)     (67,767)
                                                          -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                               (1,930,644)     174,423       (3,785,775)  (1,177,944)
                                                          -----------  -----------      -----------  -----------
Total increase (decrease) in contract owners' equity       (1,109,221)   1,882,444        2,304,227      538,632
Contract owners' equity at beginning of period             19,803,720   17,921,276       18,754,738   18,216,106
                                                          -----------  -----------      -----------  -----------
Contract owners' equity at end of period                  $18,694,499  $19,803,720      $21,058,965  $18,754,738
                                                          ===========  ===========      ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ---------------------------------------------------
                                                                                      Scudder Income
                                                      Scudder Strategic Income-B  Allocation - B (24, 25)
                                                      --------------------------  -----------------------
                                                           2006         2005          2006         2005
                                                       -----------  -----------   -----------  -----------
Income:
   Dividends                                           $   768,125  $ 1,064,575   $   383,357  $    2,398
Expenses:
   Mortality and expense risk and administration
   charges                                                 210,999      218,169        75,533      59,631
                                                       -----------  -----------   -----------  ----------
Net investment income (loss)                               557,126      846,406       307,824     (57,233)
Net realized gain (loss)                                  (127,111)       9,520       (27,445)     30,426
Unrealized appreciation (depreciation) during the
period                                                     458,390     (819,954)     (149,382)    139,843
                                                       -----------  -----------   -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            888,405       35,972       130,997     113,036
Changes from principal transactions:
   Purchase payments                                       316,195      620,814       218,942   4,856,785
   Transfers between sub-accounts and the
   company                                                 195,037    1,047,804    (6,334,170)    819,259
   Withdrawals                                          (2,213,384)    (866,637)     (315,008)    (45,336)
   Annual contract fee                                     (51,702)     (53,802)       (3,870)     (2,176)
                                                       -----------  -----------   -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (1,753,854)     748,179    (6,434,106)  5,628,532
                                                       -----------  -----------   -----------  ----------
Total increase (decrease) in contract owners' equity      (865,449)     784,151    (6,303,109)  5,741,568
Contract owners' equity at beginning of period          14,054,432   13,270,281     6,303,109     561,541
                                                       -----------  -----------   -----------  ----------
Contract owners' equity at end of period               $13,188,983  $14,054,432   $        --  $6,303,109
                                                       ===========  ===========   ===========  ==========

(24) On February 6, 2006, the Scudder Conservative Income - B sub-account was renamed Scudder Income Allocation - B sub-account through a vote of the Board of Directors.

(25) On September 18, 2006, the Scudder Income Allocation - B sub-account ceased operations through a vote of the Board of

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ----------------------------------------------------
                                                            Scudder Moderate        Scudder Conservative
                                                          Allocation - B (26)        Allocation - B (27)
                                                      --------------------------  ------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  1,899,759  $     61,541  $   501,754  $    29,105
Expenses:
   Mortality and expense risk and administration
   charges                                               1,907,831     1,025,946      466,897      263,674
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                                (8,072)     (964,405)      34,857     (234,569)
Net realized gain (loss)                                 1,741,065       435,095      631,656      120,917
Unrealized appreciation (depreciation) during the
period                                                   8,307,410     3,839,853    1,408,412      698,455
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         10,040,403     3,310,543    2,074,925      584,803
Changes from principal transactions:
   Purchase payments                                     6,216,297    78,375,272    1,388,223   17,716,474
   Transfers between sub-accounts and the
   company                                              (9,012,732)   13,093,841    3,710,341    1,327,375
   Withdrawals                                          (4,349,657)   (1,469,423)  (2,147,659)    (487,250)
   Annual contract fee                                     (89,883)      (29,835)     (14,964)      (2,864)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (7,235,975)   89,969,855    2,935,941   18,553,735
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity     2,804,428    93,280,398    5,010,866   19,138,538
Contract owners' equity at beginning of period         115,179,755    21,899,357   26,673,071    7,534,533
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $117,984,183  $115,179,755  $31,683,937  $26,673,071
                                                      ============  ============  ===========  ===========

(26) On February 6, 2006 Scudder Growth & Income - B sub-account was renamed Scudder Moderate Allocation - B subaccount through a vote of the Board of Directors.

(27) On February 6, 2006 Scudder Income & Growth - B sub-account was renamed Scudder Conservative Allocation - B sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               Sub-Account
                                                      ------------------------------------------------------------
                                                                                         Scudder Templeton Foreign
                                                      Scudder Growth Allocation- B (28)         Value-B (29)
                                                      ---------------------------------  -------------------------
                                                              2006          2005              2006        2005
                                                          ------------  ------------      -----------  ----------
Income:
   Dividends                                              $  2,343,111  $    100,740      $   611,213  $   12,859
Expenses:
   Mortality and expense risk and administration
   charges                                                   2,233,159     1,235,132           23,698       9,886
                                                          ------------  ------------      -----------  ----------
Net investment income (loss)                                   109,952    (1,134,392)         587,515       2,973
Net realized gain (loss)                                     3,231,592       274,937         (205,064)     14,169
Unrealized appreciation (depreciation) during the
period                                                      10,950,477     5,684,118          (64,347)     60,932
                                                          ------------  ------------      -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                             14,292,021     4,824,663          318,104      78,074
Changes from principal transactions:
   Purchase payments                                         7,358,115    89,118,422          101,577     447,095
   Transfers between sub-accounts and the
   company                                                 (11,157,541)   12,163,666       (1,393,171)    617,596
   Withdrawals                                              (6,152,940)   (1,386,571)        (243,015)    (28,160)
   Annual contract fee                                        (124,604)      (48,459)          (4,741)       (915)
                                                          ------------  ------------      -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                               (10,076,970)   99,847,058       (1,539,350)  1,035,616
                                                          ------------  ------------      -----------  ----------
Total increase (decrease) in contract owners' equity         4,215,051   104,671,721       (1,221,246)  1,113,690
Contract owners' equity at beginning of period             137,157,723    32,486,002        1,221,246     107,556
                                                          ------------  ------------      -----------  ----------
Contract owners' equity at end of period                  $141,372,774  $137,157,723      $        --  $1,221,246
                                                          ============  ============      ===========  ==========

(28) On February 6, 2006, the Scudder Growth Strategy - B sub-account was renamed Scudder Growth Allocation - B sub-account through a vote of the Board of Directors.

(29) On December 6, 2006 Scudder Templeton Foreign Value - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      ---------------------------------------------
                                                       Scudder Mercury Large
                                                            Cap -B (30)        Scudder Bond- B (13)
                                                      -----------------------  --------------------
                                                          2006        2005         2006      2005
                                                      -----------  ----------   ---------  --------
Income:
   Dividends                                          $   245,599  $    4,751   $  13,989  $    --
Expenses:
   Mortality and expense risk and administration
   charges                                                 20,769      13,347       6,904       793
                                                      -----------  ----------   ---------  --------
Net investment income (loss)                              224,830      (8,596)      7,085      (793)
Net realized gain (loss)                                   22,015       4,352      (4,771)      (57)
Unrealized appreciation (depreciation) during the
period                                                   (112,124)     99,219      10,334       905
                                                      -----------  ----------   ---------  --------
Net increase (decrease) in contract owners equity
from operations                                           134,721      94,975      12,648        55
Changes from principal transactions:
   Purchase payments                                       10,888      60,898       7,540    62,577
   Transfers between sub-accounts and the
   company                                             (1,254,680)    620,602     586,625   131,490
   Withdrawals                                           (102,334)    (16,586)   (205,405)     (600)
   Annual contract fee                                     (5,253)     (3,004)       (865)       --
                                                      -----------  ----------   ---------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,351,379)    661,910     387,895   193,467
                                                      -----------  ----------   ---------  --------
Total increase (decrease) in contract owners' equity   (1,216,658)    756,885     400,543   193,522
Contract owners' equity at beginning of period          1,216,658     459,773     193,522        --
                                                      -----------  ----------   ---------  --------
Contract owners' equity at end of period              $        --  $1,216,658   $ 594,065  $193,522
                                                      ===========  ==========   =========  ========

(30) On December 6, 2006, the Scudder Mercury Large Cap Core - B sub-account ceased operations through a vote of the Board of Directors.

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                         Scudder Equity 500
                                                            Index- B (31)       Alger American Balanced- B
                                                      ------------------------  --------------------------
                                                          2006         2005          2006         2005
                                                      -----------  -----------   -----------  -----------
Income:
   Dividends                                          $   314,817  $        --   $ 1,870,602  $   455,483
Expenses:
   Mortality and expense risk and administration
   charges                                                589,816      188,781       445,654      483,851
                                                      -----------  -----------   -----------  -----------
Net investment income (loss)                             (274,999)    (188,781)    1,424,948      (28,368)
Net realized gain (loss)                                  796,356      357,940       647,147      579,338
Unrealized appreciation (depreciation) during the
period                                                  4,045,376     (478,917)   (1,362,453)   1,409,600
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         4,566,733     (309,758)      709,642    1,960,570
Changes from principal transactions:
   Purchase payments                                      647,805      280,475       296,915      749,777
   Transfers between sub-accounts and the
   company                                               (840,769)  38,838,523      (271,391)  (2,855,369)
   Withdrawals                                         (5,697,412)    (476,026)   (4,358,296)  (1,440,060)
   Annual contract fee                                   (160,896)          --      (130,593)    (138,995)
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (6,051,272)  38,642,972    (4,463,365)  (3,684,647)
                                                      -----------  -----------   -----------  -----------
Total increase (decrease) in contract owners' equity   (1,484,539)  38,333,214    (3,753,723)  (1,724,077)
Contract owners' equity at beginning of period         38,333,214           --    31,278,825   33,002,902
                                                      -----------  -----------   -----------  -----------
Contract owners' equity at end of period              $36,848,675  $38,333,214   $27,525,102  $31,278,825
                                                      ===========  ===========   ===========  ===========

(31) On September 16, 2005, the Scudder Equity 500 - B Index sub-account commenced operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                      Alger American Leveraged   Credit Suisse Emerging
                                                             All Cap- B                 Markets- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  ----------   -----------  -----------
Income:
   Dividends                                          $        --  $       --   $   316,287  $    89,331
Expenses:
   Mortality and expense risk and administration
   charges                                                156,335     134,935       261,705      189,099
                                                      -----------  ----------   -----------  -----------
Net investment income (loss)                             (156,335)   (134,935)       54,582      (99,768)
Net realized gain (loss)                                  618,756     324,763     2,522,047      954,646
Unrealized appreciation (depreciation) during the
period                                                  1,083,819     828,475     1,867,264    2,140,637
                                                      -----------  ----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,546,240   1,018,303     4,443,893    2,995,515

Changes from principal transactions:
   Purchase payments                                      155,235     201,622       301,856      844,991
   Transfers between sub-accounts and the company       1,000,151    (341,152)       85,052    1,333,940
   Withdrawals                                         (1,569,942)   (417,123)   (1,923,542)    (420,475)
   Annual contract fee                                    (46,238)    (39,084)      (70,851)     (50,549)
                                                      -----------  ----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (460,794)   (595,737)   (1,607,485)   1,707,907
                                                      -----------  ----------   -----------  -----------
Total increase (decrease) in contract owners' equity    1,085,446     422,566     2,836,408    4,703,422
Contract owners' equity at beginning of period          9,462,728   9,040,162    15,141,616   10,438,194
                                                      -----------  ----------   -----------  -----------
Contract owners' equity at end of period              $10,548,174  $9,462,728   $17,978,024  $15,141,616
                                                      ===========  ==========   ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                      Credit Suisse Global Post     Dreyfus Socially
                                                          Venture Capital- B      Responsible Growth -B
                                                      -------------------------  ----------------------
                                                          2006         2005         2006        2005
                                                      -----------  -----------   ----------  ----------
Income:
   Dividends                                           $       --   $       --   $       --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 57,757       40,597       31,713      33,093
                                                       ----------   ----------   ----------  ----------
Net investment income (loss)                              (57,757)     (40,597)     (31,713)    (33,093)
Net realized gain (loss)                                  459,847      110,662      113,038      74,020
Unrealized appreciation (depreciation) during the
period                                                    (37,483)     301,630       59,368        (510)
                                                       ----------   ----------   ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           364,607      371,695      140,693      40,417
Changes from principal transactions:
   Purchase payments                                       61,763       86,550       21,334      80,242
   Transfers between sub-accounts and the company         (48,308)   1,104,397     (194,442)   (106,422)
   Withdrawals                                           (606,195)     (50,478)    (130,333)    (90,482)
   Annual contract fee                                    (17,412)      (9,881)      (9,887)    (10,122)
                                                       ----------   ----------   ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (610,152)   1,130,588     (313,328)   (126,784)
                                                       ----------   ----------   ----------  ----------
Total increase (decrease) in contract owners' equity     (245,545)   1,502,283     (172,635)    (86,367)
Contract owners' equity at beginning of period          3,716,366    2,214,083    2,123,545   2,209,912
                                                       ----------   ----------   ----------  ----------
Contract owners' equity at end of period               $3,470,821   $3,716,366   $1,950,910  $2,123,545
                                                       ==========   ==========   ==========  ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                      Dreyfus IP Mid Cap Stock-B    Invesco Utilities-B
                                                      --------------------------  -----------------------
                                                          2006          2005         2006         2005
                                                       -----------  -----------   -----------  ----------
Income:
   Dividends                                           $ 6,632,394  $   155,055   $   347,506  $  143,355
Expenses:
   Mortality and expense risk and administration
   charges                                                 606,189      597,820       101,995      88,975
                                                       -----------  -----------   -----------  ----------
Net investment income (loss)                             6,026,205     (442,765)      245,511      54,380
Net realized gain (loss)                                 2,083,734    1,209,352       916,774     353,042
Unrealized appreciation (depreciation) during the
period                                                  (5,843,821)   1,980,423       197,418     337,141
                                                       -----------  -----------   -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          2,266,118    2,747,010     1,359,703     744,563
Changes from principal transactions:
   Purchase payments                                       668,992    1,507,368       117,627     286,533
   Transfers between sub-accounts and the company         (520,784)     273,241       211,419   1,269,811
   Withdrawals                                          (5,595,941)  (1,559,247)   (1,346,046)   (435,787)
   Annual contract fee                                    (180,336)    (168,125)      (27,911)    (24,706)
                                                       -----------  -----------   -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (5,628,069)      53,237    (1,044,911)  1,095,851
                                                       -----------  -----------   -----------  ----------
Total increase (decrease) in contract owners' equity    (3,361,951)   2,800,247       314,792   1,840,414
Contract owners' equity at beginning of period          40,484,609   37,684,362     6,448,505   4,608,091
                                                       -----------  -----------   -----------  ----------
Contract owners' equity at end of period               $37,122,658  $40,484,609   $ 6,763,297  $6,448,505
                                                       ===========  ===========   ===========  ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                        Basic Value Focus- A    Small Cap Value Focus- A
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 3,295,646  $ 2,632,986  $ 2,609,804  $ 2,292,220
Expenses:
   Mortality and expense risk and administration
   charges                                                434,418      478,973      235,118      246,415
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            2,861,228    2,154,013    2,374,686    2,045,805
Net realized gain (loss)                                1,093,025      840,379      402,118      640,344
Unrealized appreciation (depreciation) during the
period                                                  1,356,507   (2,726,911)  (1,081,844)  (1,371,626)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         5,310,760      267,481    1,694,960    1,314,523
Changes from principal transactions:
   Purchase payments                                       14,714      110,644        2,384       37,256
   Transfers between sub-accounts and the
   company                                             (2,984,617)  (3,711,139)  (1,709,271)  (2,090,361)
   Withdrawals                                         (4,569,235)  (2,917,388)  (1,442,520)  (1,085,385)
   Annual contract fee                                    (73,417)     (80,513)     (42,725)     (45,985)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (7,612,555)  (6,598,396)  (3,192,132)  (3,184,475)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (2,301,795)  (6,330,915)  (1,497,172)  (1,869,952)
Contract owners' equity at beginning of period         30,548,969   36,879,884   16,487,079   18,357,031
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $28,247,174  $30,548,969  $14,989,907  $16,487,079
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      --------------------------------------------------------
                                                      ML Global Allocation-B                Total
                                                      ----------------------  --------------------------------
                                                         2006        2005          2006              2005
                                                      ----------  ----------  ---------------  ---------------
Income:
   Dividends                                          $  109,573  $   38,954  $ 2,755,765,089  $   870,466,538
Expenses:
   Mortality and expense risk and administration
   charges                                                25,462      24,353  $   548,871,462      419,953,540
                                                      ----------  ----------  ---------------  ---------------
Net investment income (loss)                              84,111      14,601    2,206,893,627      450,512,998
Net realized gain (loss)                                  64,804      32,367      674,021,940      439,015,192
Unrealized appreciation (depreciation) during the
period                                                    93,450      97,739      679,548,421      593,202,979
                                                      ----------  ----------  ---------------  ---------------
Net increase (decrease) in contract owners equity
from operations                                          242,365     144,707    3,560,463,988    1,482,731,169
Changes from principal transactions:
   Purchase payments                                         427      15,625    7,767,645,724    6,651,042,264
   Transfers between sub-accounts and the
   company                                              (171,327)    (47,227)     457,236,232      356,295,257
   Withdrawals                                           (39,129)    (85,147)  (3,252,107,962)  (2,289,427,075)
   Annual contract fee                                    (3,913)     (4,067)     (57,264,090)     (53,471,528)
                                                      ----------  ----------  ---------------  ---------------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (213,942)   (120,816)   4,915,509,904    4,664,438,918
                                                      ----------  ----------  ---------------  ---------------
Total increase (decrease) in contract owners' equity      28,423      23,891    8,475,973,892    6,147,170,087
Contract owners' equity at beginning of period         1,742,486   1,718,595   30,767,047,551   24,619,877,464
                                                      ----------  ----------  ---------------  ---------------
Contract owners' equity at end of period              $1,770,909  $1,742,486  $39,243,021,443  $30,767,047,551
                                                      ==========  ==========  ===============  ===============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the Account) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and consists of one hundred twenty six sub-accounts which are exclusively invested in corresponding portfolios of John Hancock Trust (the Trust), twenty nine sub-accounts which are invested in a corresponding Portfolio of the Scudder Variable Series Trust, two sub-accounts which are invested in a corresponding Portfolio of the Alger American Fund, two sub-accounts which are invested in a corresponding Portfolio of the Credit Suisse Trust, two sub-accounts which are invested in a corresponding Portfolio of the Dreyfus Service Corporation, one sub-account which is invested in a corresponding Portfolio of the Invesco VIF Funds and three sub-accounts which are invested in a corresponding Portfolio of Merrill Lynch Variable Series Funds, Inc (the "Outside Trusts"). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows:
Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21,
22, 23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55,
56, 58, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81,
82, 83, 84, 85, 86, 87, 88, 90, 91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22,
23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56,
58, 80, 81, 82, 83, 84, 90, 91, 92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, 18,
60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 83, 84,
85, 86, 87, 88), Venture Vantage Annuity 10, 11, 12, 13, 15, 16, 17, 18, 19, 20,
21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44,
45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69,
70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86 (VTG 10, 11, 12, 13, 15, 16, 17,
18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41,
42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66,
67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86), Venture Vision
Variable Annuity 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B (VIS 5, 6, 25, 26,
27, 28, 29, 25B, 26B, 27B, 28B), Venture No-load Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the John Hancock Trust ("Trust) may offer two classes of units to fund variable annuity contracts issued by the Company. These classes, Class A and Class B, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Class A represents interests in Series I shares of the Portfolio and Class B represents interests in Series II shares of the Trust's Portfolio. Series I and Series II shares differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets.

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION (CONTINUED)

On April 29, 2005, fifteen sub-accounts ceased operations through a vote of the Board of Directors: Diversified Bond Class A and Class B, Overseas Class A and Class B, Aggressive Growth Class A and Class B, Small Company Blend Class A and Class B, Strategic Growth Class A and Class B, Great Companies Class B, Scudder 21st Century Growth, Scudder Eagle Focused Large Cap Growth, Scudder Focus Value and Growth.

On April 29, 2005, fourteen sub-accounts commenced operations through a vote of the Board of Directors: Small Cap Opportunities Class A, US Global Leaders Class A, Active Bond Class A, Active Bond Class B, CGTC Overseas Equity Class B, Independence Investment LLC - Small Cap Class B, Marisco International Opportunities Class B, T Rowe Price Mid Value Class B, UBS Large Cap Class B, US High Yield Bond Class B, Wellington Small Cap Growth Class B, Wellington Small Cap Value Class B, Wells Capital Core Bond Class B, and Scudder Bond Class B.

On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index Class A through a vote of the Board of Directors.

On August 1, 2005, the American Bond - B sub-account commenced operations through a vote of the Board of Directors.

On August 1, 2005, the Scudder Invesco Dynamic Growth sub-account was renamed Scudder Salomon Aggressive Growth sub-account through a vote of the Board of Directors in order to reflect a name change of the corresponding underlying Portfolio.

On September 16, 2005, the Scudder Index 500 - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Equity 500 Index - B sub-account.

On September 16, 2005, the Scudder Equity 500 Index - B sub-account commenced operations through a vote of the Board of Directors.

On October 28, 2005, the Scudder Aggressive Growth - B sub-account was renamed Scudder Mid Cap Growth - B sub-account through vote of the Board of Directors in order to reflect a name change of the corresponding underlying Portfolio.

On February 6, 2006, the Scudder Conservative Income - B sub-account was renamed Scudder Income Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Growth & Income - B sub-account was renamed Scudder Moderate Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Income & Growth - B sub-account was renamed Scudder Conservative Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Growth Strategy - B sub-account was renamed Scudder Growth Allocation - B sub-account through a vote of the Board of Directors.

On February 16, 2006, the Index Allocation - B sub-account commenced operations through a vote of the Board or Directors.

On May 1, 2006, the Growth & Income sub-account was renamed U.S. Core through a vote of the Board of Directors.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION (CONTINUED)

On May 1, 2006, the Global Equity - B sub-account was renamed Global Trust sub-account through a vote of the Board of Directors.

On May 1, 2006, the Pacific Rim Emerging Markets sub-account was renamed Pacific Rim sub-account through a vote of the Board of Directors.

On May 1, 2006, the International Stock sub-account was renamed International Core sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Aggressive 1000 sub-account was renamed Lifestyle Aggressive sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Growth 820 sub-account was renamed Lifestyle Growth sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Balanced 640 sub-account was renamed Lifestyle Balanced sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Moderate 460 sub-account was renamed Lifestyle Moderate sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Conservative 280 sub-account was renamed Lifestyle Conservative sub-account through a vote of the Board of Directors.

On May 1, 2006, the Large Cap Growth sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Capital Appreciation sub-account.

On September 18, 2006, the Scudder Dreman Financial Services - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Dreman High Return - B sub-account.

On September 18, 2006, the Scudder MFS Strategic Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Dreman High Return - B sub-account.

On September 18, 2006, the Scudder Income Allocation - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to Scudder Conservative Income - B sub-account.

On December 1 2006, the Large Cap Value - A sub-account commenced operations through a vote of the Board of Directors.

On December 4, 2006, the Mid Cap Core - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Mid Cap Index - B sub-account.

On December 4, 2006, the Strategic Value - A sub-account and Strategic Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Large Cap Value - A sub-account and Large Cap Value - B sub-account.

On December 6 2006, the Scudder Salomon Aggressive Growth - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth sub-account.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION (CONTINUED)

On December 6, 2006, the Scudder Janus Growth Opportunities - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth - B sub-account.

On December 6, 2006, the Scudder Mercury Large Cap Core - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Growth and Income - B sub-account.

On December 6, 2006, the Scudder Oak Strategic Equity - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth - B sub-account.

On December 6, 2006, the Scudder Templeton Foreign Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder International - B sub-account.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust and of the outside Trusts are valued at the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES

The Company assumes mortality and expense risk of the Contracts and provides administrative charges to the account for which asset charges are deducted at various rates ranging from 0.05% to 1.50%, depending on the type of contract, of net assets of the sub-account.

The Company makes certain other deductions from contract owner payments for premium taxes, guaranteed minimum death benefits, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contract owner transactions

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2006.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS 157")

In September 2006, the FASB issued SFAS No. 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS No. 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS No. 157 will be effective for the Company beginning January 1, 2008 and will then be generally prospectively applicable. The Company is still evaluating the impact SFAS No. 157 will have on its consolidated financial position or results of operations.

3. TRANSACTIONS WITH AFFILIATES

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. The Company has underwriting and distribution agreements with its affiliate, John Hancock Distributors, LLC (JH Distributors). JH Distributors is 60% owned by the Company and 40% owned by John Hancock Life Insurance Company of New York (JHNY). JHNY is a wholly owned subsidiary of the Company.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Portfolios of the Trust and the Outside Trusts at December 31, 2006 were as follows:

                                                          Details of Investments
                                               --------------------------------------------
Sub-account                                    Shares Owned       Cost            Value
-----------                                    ------------  --------------  --------------
Strategic Opportunities -- A                     22,984,707  $  275,172,331  $  307,765,231
Strategic Opportunities -- B                      1,725,890      17,201,816      23,023,373
Investment Quality Bond -- A                     11,735,359     140,926,607     136,834,282
Investment Quality Bond -- B                      9,957,677     117,475,015     115,907,365
U.S. Core -- A                                   33,644,697     806,684,208     728,071,238
U.S. Core -- B                                    3,628,087      74,614,601      78,112,703
Blue Chip Growth -- A                            28,593,802     453,121,199     554,433,820
Blue Chip Growth -- B                             8,001,299     125,750,636     154,585,091
Money Market -- A                                31,144,031     311,440,313     311,440,313
Money Market -- B                                30,588,029     305,880,291     305,880,291
Global Trust -- A                                13,578,740     181,734,202     260,711,806
Global Trust -- B                                 1,876,922      27,147,644      35,849,220
Global Bond -- A                                  6,521,185      94,512,356      97,361,289
Global Bond -- B                                 12,286,497     182,437,826     182,700,208
U.S. Government Securities -- A                  10,114,367     138,798,715     136,847,385
U.S. Government Securities -- B                   5,513,890      74,828,702      74,547,788
Income & Value -- A                              27,276,861     274,526,054     330,322,781
Income & Value -- B                               7,592,010      78,864,814      91,331,878
Equity-Income -- A                               35,757,598     533,629,854     662,230,708
Equity-Income -- B                               15,294,551     235,232,687     282,031,516
Strategic Bond -- A                              11,234,057     127,197,762     135,033,371
Strategic Bond -- B                               8,091,025      94,738,144      97,092,302
All Cap Core -- A                                 7,343,510      96,142,474     143,932,795
All Cap Core -- B                                   515,984       8,307,580      10,072,010
All Cap Growth -- A                              11,506,416     161,161,945     205,159,404
All Cap Growth -- B                               1,456,504      21,175,823      25,736,425
International Small Cap -- A                      5,176,411      79,587,566     125,838,552
International Small Cap -- B                      2,147,717      41,518,518      52,296,908
Pacific Rim -- A                                  4,286,944      46,169,426      55,901,754
Pacific Rim -- B                                  3,058,045      35,942,216      39,723,999
Science & Technology -- A                        16,763,446     174,844,224     208,201,998
Science & Technology -- B                         4,449,407      50,135,992      54,950,175
Emerging Small Company -- A                       3,347,917      86,228,713      98,495,711
Emerging Small Company -- B                       1,644,333      45,493,319      47,965,200
International Core -- A                           6,149,440      62,232,243      93,287,011
International Core -- B                           2,803,697      34,869,218      42,672,268
Value -- A                                        7,952,062     140,408,733     180,670,849
Value -- B                                        2,399,500      48,238,348      54,276,690
Real Estate Securities -- A                       6,718,073     150,189,870     185,687,524
Real Estate Securities -- B                       5,567,974     128,342,915     153,620,407
High Yield -- A                                  10,888,763     109,118,300     116,074,217
High Yield -- B                                   8,300,686      83,800,868      88,817,338
Lifestyle Aggressive -- A                        18,995,736     209,279,535     214,081,947
Lifestyle Aggressive -- B                        27,554,466     304,209,336     309,161,108
Lifestyle Growth -- A                            63,100,434     780,795,610     879,620,045
Lifestyle Growth -- B                           637,284,492   8,267,827,803   8,845,508,747
Lifestyle Balanced -- A                          71,226,869     885,329,451     985,779,872
Lifestyle Balanced -- B                         484,657,517   6,287,419,414   6,683,427,162
Lifestyle Moderate -- A                          22,710,984     284,421,310     303,645,863

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

The details of the shares owned and cost and value of investments in the Portfolios of the Trust and the Outside Trusts at December 31, 2006 were as follows:

                                                          Details of Investments
                                               --------------------------------------------
Sub-account                                    Shares Owned       Cost           Value
-----------                                    ------------  --------------  --------------
Lifestyle Moderate -- B                         104,186,668  $1,335,790,619  $1,387,766,421
Lifestyle Conservative -- A                      10,874,787     141,835,597     146,048,384
Lifestyle Conservative -- B                      33,996,507     447,291,094     454,533,302
Small Company Value -- A                          9,798,529     178,678,560     214,489,802
Small Company Value -- B                          7,917,035     149,914,966     172,274,684
International Value -- A                         18,676,184     271,460,468     361,944,454
International Value -- B                         11,818,616     169,385,706     228,099,289
Total Return -- A                                20,725,834     288,348,166     286,638,279
Total Return -- B                                15,648,322     217,079,565     215,790,354
U.S. Large Cap Value -- A                        16,984,539     210,483,207     275,659,074
U.S. Large Cap Value -- B                         6,254,594      77,589,447     101,074,243
Mid Cap Stock -- A                               17,956,381     229,400,203     304,719,779
Mid Cap Stock -- B                                9,627,172     128,357,019     161,929,029
Global Allocation -- A                            5,185,797      51,495,505      66,274,487
Global Allocation -- B                           14,302,194     159,178,138     181,780,885
Dynamic Growth -- A                              13,276,266      53,551,934      80,188,645
Dynamic Growth -- B                               5,164,250      24,427,808      30,933,855
Total Stock Market Index -- A                     2,319,368      23,278,815      30,453,298
Total Stock Market Index -- B                     2,310,850      24,401,257      30,202,803
500 Index -- A                                   11,347,389     107,789,721     139,913,308
500 Index -- B                                    7,765,287      75,262,538      95,202,414
Mid Cap Index -- A                                3,700,515      59,551,704      69,717,699
Mid Cap Index -- B                                3,770,391      63,417,843      70,694,831
Small Cap Index -- A                              2,389,364      32,859,087      40,547,500
Small Cap Index -- B                              2,636,948      35,886,849      44,538,049
Capital Appreciation -- A                        24,101,690     215,031,210     218,602,333
Capital Appreciation -- B                        11,154,706      99,106,799     100,280,811
Health Sciences -- A                              4,584,345      64,774,355      72,020,065
Health Sciences -- B                              4,681,749      67,414,249      72,848,017
Financial Services -- A                           2,405,744      33,770,307      45,179,873
Financial Services -- B                           2,983,469      41,948,841      55,701,359
Quantitative Mid Cap -- A                           913,639      11,114,353       9,867,298
Quantitative Mid Cap -- B                           910,542      10,968,674       9,697,275
All Cap Value -- A                                4,455,699      57,208,812      58,057,755
All Cap Value -- B                                4,424,272      56,987,466      57,471,289
Utilities -- A                                    3,751,129      46,702,414      54,991,555
Utilities -- B                                    4,024,544      49,704,285      58,597,360
Mid Cap Value -- A                               11,261,968     171,929,868     197,760,166
Mid Cap Value -- B                               10,982,654     169,833,084     191,976,798
Fundamental Value -- A                           10,418,580     129,653,206     175,240,516
Fundamental Value -- B                           21,122,511     289,671,605     353,590,830
Emerging Growth -- B                                901,050      11,382,373      11,308,182
Natural Resources -- B                            7,037,252     210,242,872     222,306,785
Quantitative All Cap -- B                           190,072       3,208,994       3,293,950
Large Cap Value -- B                              2,381,235      51,289,123      54,673,160
Small Cap Opportunities -- A                      3,608,063      73,316,215      88,036,741
Small Cap Opportunities -- B                      2,756,541      55,832,366      66,873,689
Special Value -- B                                  319,142       5,973,614       6,223,274
Real Return Bond -- B                             7,562,574     101,371,337      97,632,831
American International -- B                      34,434,117     680,214,588     856,032,147
American Growth -- B                             61,206,916   1,059,243,624   1,324,517,659

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

The details of the shares owned and cost and value of investments in the Portfolios of the Trust and the Outside Trusts at December 31, 2006 were as follows:


                                                         Details of Investments
                                               ----------------------------------------
                                                 Shares
Sub-account                                       Owned        Cost           Value
-----------                                    ----------  ------------  --------------
American Blue-Chip Income & Growth -- B         9,696,636  $151,593,130  $  177,060,573
American Growth-Income -- B                    54,360,456   910,004,805   1,094,819,585
American Bond -- B                             35,784,545   454,172,243     475,934,445
American Century - Small Company -- B             551,965     8,212,370       7,959,340
PIMCO VIT All Asset                             3,438,945    40,589,475      40,166,872
Core Equity B                                   3,177,405    44,501,117      47,851,722
Classic Value B                                 2,111,725    32,360,190      34,188,835
Quantitative Value -- B                           336,111     4,823,874       5,139,138
U.S. Global Leaders Growth-- A                  2,404,627    29,617,922      31,620,847
U.S. Global Leaders Growth-- B                  1,958,687    23,996,209      25,697,974
John Hancock Strategic Income B                 1,316,274    17,593,640      17,466,961
John Hancock International Equity Index-- A     2,301,546    39,396,170      48,746,742
John Hancock International Equity Index-- B     1,892,085    30,902,660      39,998,672
Active Bond-- A                                11,551,493   110,894,383     114,128,749
Active Bond-- B                                49,596,832   477,489,643     489,520,731
CGTC Overseas Equity -- B                         473,695     6,207,324       6,821,207
Independence Investment LLC Small Cap-- B          92,012     1,315,575       1,298,296
Marisco International Opportunities-- B         2,256,291    37,063,926      40,996,807
T Rowe Price Mid Value-- B                      1,135,198    14,217,327      15,484,097
UBS Large Cap-- B                                 110,663     1,600,097       1,732,989
U.S. High Yield-- B                               187,830     2,431,997       2,539,468
Wellington Small Cap Growth -- B                2,603,741    28,274,404      29,890,947
Wellington Small Cap Value -- B                 3,259,788    64,197,431      66,825,650
Wells Capital Core Bond-- B                       118,007     1,464,844       1,493,972
Index Allocation-- B                            7,214,881    91,876,018      96,462,961
Large Cap Value -- A                            3,046,750    69,194,856      70,288,522
Scudder Capital Growth -- B                     4,431,281    71,907,070      80,427,752
Scudder Global Discovery -- B                   1,150,165    13,749,968      20,622,452
Scudder Growth & Income -- B                    2,605,123    23,292,447      28,395,845
Scudder Health Sciences -- B                      965,375    10,924,521      13,090,480
Scudder International -- B                      2,592,652    24,047,549      34,689,681
Scudder Mid Cap Growth -- B                       347,384     3,397,717       4,297,141
Scudder Blue Chip -- B                          1,810,629    22,543,885      29,187,334
Scudder Contarian Value -- B                    1,516,850    22,394,674      27,212,286
Scudder Global Blue Chip -- B                     842,116    10,450,627      14,635,977
Scudder Government Securities -- B              2,018,928    24,741,406      24,731,872
Scudder High Income -- B                        4,443,979    36,132,646      37,240,540
Scudder International Select Equity -- B        2,166,212    23,434,224      35,222,605
Scudder Fixed Income -- B                       5,092,840    60,229,487      60,299,222
Scudder Money Market -- B                      31,819,591    31,819,591      31,879,547
Scudder Small Cap Growth -- B                   1,895,927    22,197,680      26,467,142
Scudder Technology Growth -- B                  1,014,994     8,738,108       9,388,693
Scudder Total Return -- B                         830,251    17,473,787      20,283,044
Scudder Davis Venture Value -- B                3,419,263    35,905,655      48,621,917
Scudder Dreman High Return Equity -- B          9,163,019   110,404,105     137,628,544
Scudder Dreman Small Cap Value -- B             2,518,866    43,650,316      57,631,663
Scudder Janus Growth & Income -- B              2,049,241    18,995,752      24,222,023
Scudder Turner Mid Cap Growth -- B              1,740,642    16,336,462      18,694,499
Scudder Real Estate -- B                          942,236    13,868,855      21,058,965
Scudder Strategic Income -- B                   1,123,423    12,814,332      13,188,983

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

The details of the shares owned and cost and value of investments in the Portfolios of the Trust and the Outside Trusts at December 31, 2006 were as follows:

                                                          Details of Investments
                                                --------------------------------------
                                                  Shares
Sub-account                                        Owned        Cost          Value
-----------                                     ----------  ------------  ------------
Scudder Moderate Allocation -- B                 9,499,532  $105,040,737  $117,984,183
Scudder Conservative Allocation -- B             2,671,496    29,376,324    31,683,937
Scudder Growth Allocation -- B                  10,925,253   123,270,252   141,372,774
Scudder Bond -- B                                   84,745       582,826       594,065
Scudder Equity Index 500-- B                     2,463,147    32,324,381    36,848,675
Alger American Balanced -- B                     1,924,832    25,406,285    27,525,102
Alger American Leveraged All Cap -- B              257,461     7,678,805    10,548,174
Credit Suisse Emerging Markets -- B                822,793    11,271,246    17,978,024
Credit Suisse Global Post Venture Capital -- B     236,754     2,800,830     3,470,821
Dreyfus Socially Responsible Growth Fund -- B       69,132     1,576,269     1,950,910
Dreyfus IP Midcap Stock -- B                     2,143,341    34,476,927    37,122,658
Invesco Utilities -- B                             318,573     5,255,890     6,763,297
Basic Value Focus -- A                           1,781,032    24,645,374    28,247,174
Small Cap Value Focus -- A                         641,966    15,237,009    14,989,907
ML Global Allocation -- B                          119,818     1,346,831     1,770,909

             JOHN HANCOCK LIFE INSURANCE COMPANY SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and the outside Trusts during 2006 were as follows:

Sub-account                                      Purchases       Sales
-----------                                    ------------  ------------
Strategic Opportunities -- A                   $  4,322,033  $ 81,555,784
Strategic Opportunities -- B                      2,688,235     6,541,685
Investment Quality Bond -- A                     17,306,035    43,591,091
Investment Quality Bond -- B                     55,812,300    11,506,238
U.S. Core -- A                                  111,659,980   226,621,173
U.S. Core -- B                                   13,962,418    22,781,095
Blue Chip Growth -- A                            12,225,767   151,582,347
Blue Chip Growth -- B                            14,904,442    33,584,939
Money Market -- A                               341,333,242   328,283,602
Money Market -- B                               557,103,902   460,922,782
Global Trust -- A                                 9,426,564    58,098,060
Global Trust -- B                                 8,961,313    11,244,939
Global Bond -- A                                 18,328,646    37,905,348
Global Bond -- B                                 72,260,032    27,327,982
U.S. Government Securities -- A                  20,467,326    52,977,839
U.S. Government Securities -- B                  20,545,658    34,610,758
Income & Value -- A                              16,290,818    92,505,239
Income & Value -- B                              12,725,392    26,055,446
Large Cap Growth -- A                             3,289,063   235,845,291
Large Cap Growth -- B                             2,650,329    82,245,630
Equity-Income -- A                               78,599,832   165,613,334
Equity-Income -- B                               52,994,816    67,353,752
Strategic Bond -- A                              22,814,740    41,504,658
Strategic Bond -- B                              24,518,517    27,112,929
All Cap Core -- A                                 5,627,687    44,891,127
All Cap Core -- B                                 3,193,350     4,491,211
All Cap Growth -- A                               2,936,216    52,390,027
All Cap Growth -- B                               3,190,264     8,130,757
International Small Cap -- A                     19,336,147    33,088,391
International Small Cap -- B                     26,743,388    27,113,059
Pacific Rim -- A                                 21,311,305    33,379,453
Pacific Rim -- B                                 29,740,073    40,616,403
Science & Technology -- A                         9,884,985    66,383,232
Science & Technology -- B                        14,326,172    17,861,892
Emerging Small Company -- A                      14,125,882    37,596,866
Emerging Small Company -- B                      11,534,073    27,595,153
International Core -- A                          19,727,136    27,033,970
International Core -- B                          21,785,361    16,711,791
Value -- A                                       51,710,616    57,292,185
Value -- B                                       33,443,980    23,908,957
Real Estate Securities -- A                      60,172,551    51,718,049
Real Estate Securities -- B                      60,950,772    45,313,260
High Yield -- A                                  37,390,273    60,043,891
High Yield -- B                                  33,026,963    44,133,519
Lifestyle Aggressive -- A                       113,893,437    54,199,322
Lifestyle Aggressive -- B                       131,229,765    58,714,698

             JOHN HANCOCK LIFE INSURANCE COMPANY SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and the outside Trusts during 2006 were as follows:

Sub-account                                       Purchases        Sales
-----------                                    --------------  ------------
Lifestyle Growth -- A                          $  298,399,460  $200,513,154
Lifestyle Growth -- B                           4,284,924,508    78,635,464
Lifestyle Balanced -- A                           277,148,171   188,753,806
Lifestyle Balanced -- B                         2,548,508,778    92,722,107
Lifestyle Moderate -- A                            92,919,761    78,461,026
Lifestyle Moderate -- B                           465,418,756    85,601,249
Lifestyle Conservative -- A                        65,218,044    72,945,537
Lifestyle Conservative -- B                       202,584,407   119,593,101
Small Company Value -- A                           56,693,304    68,629,746
Small Company Value -- B                           49,383,707    52,595,964
International Value -- A                           51,166,414    91,988,792
International Value -- B                           48,864,584    55,382,859
Total Return -- A                                  29,038,181    82,734,840
Total Return -- B                                  35,400,237    69,257,250
U.S. Large Cap Value -- A                          13,541,224    88,239,713
U.S. Large Cap Value -- B                           9,206,283    33,017,846
Mid Cap Stock -- A                                 33,431,264    81,636,095
Mid Cap Stock -- B                                 33,344,320    43,502,081
Global Allocation -- A                             10,901,956    14,128,344
Global Allocation -- B                             75,403,176    15,295,489
Dynamic Growth -- A                                 6,099,828    30,335,993
Dynamic Growth -- B                                 6,225,678    18,797,245
Total Stock Market Index -- A                       4,546,662     9,187,133
Total Stock Market Index -- B                       4,641,873     9,476,405
500 Index -- A                                     15,685,859    52,590,684
500 Index -- B                                      9,667,007    38,294,492
Mid Cap Index -- A                                 23,550,014    22,525,325
Mid Cap Index -- B                                 30,717,174    17,608,243
Small Cap Index -- A                                5,806,282    13,626,117
Small Cap Index -- B                                6,229,254    13,977,090
Capital Appreciation -- A                         232,249,098    53,521,029
Capital Appreciation -- B                          89,423,920    28,972,794
Health Sciences -- A                               21,381,368    27,129,268
Health Sciences -- B                               23,490,689    26,049,972
Financial Services -- A                            15,125,914    15,741,904
Financial Services -- B                            19,735,568    13,346,765
Quantitative Mid Cap -- A                           7,314,364     8,918,033
Quantitative Mid Cap -- B                           8,518,021     9,048,623
All Cap Value -- A                                 21,187,175    18,302,090
All Cap Value -- B                                 20,830,602    15,006,327
Strategic Value -- A                                7,188,244    29,945,429
Strategic Value -- B                                6,419,393    25,993,077
Utilities -- A                                     24,376,213    23,828,644
Utilities -- B                                     26,228,040    23,059,225
Mid Cap Value -- A                                 48,634,719    65,449,970
Mid Cap Value -- B                                 47,237,284    61,238,580
Fundamental Value -- A                             24,118,272    40,574,389

             JOHN HANCOCK LIFE INSURANCE COMPANY SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and the outside Trusts during 2006 were as follows:

Sub-account                                      Purchases       Sales
-----------                                    ------------  ------------
Fundamental Value -- B                         $112,629,786  $ 34,049,574
Emerging Growth -- B                             21,275,400    14,049,466
Natural Resources -- B                          153,806,903   119,273,799
Mid Cap Core -- B                                16,632,702    46,987,518
Quantitative All Cap -- B                         1,549,487     1,372,378
Large Cap Value -- B                             95,341,066    82,033,264
Small Cap Opportunities -- A                      9,658,096    31,860,523
Small Cap Opportunities -- B                      9,939,690    21,931,575
Special Value -- B                                2,702,262     3,756,400
Real Return Bond -- B                            23,060,024    49,381,935
American International -- B                     257,345,758    75,353,401
American Growth -- B                            294,552,762    94,990,160
American Blue-Chip Income & Growth -- B          23,502,453    35,551,109
American Growth-Income -- B                     258,861,121    64,022,149
American Bond -- B                              347,041,900    17,589,621
American Century - Small Company -- B             4,416,658    20,611,500
PIMCO VIT All Asset                              16,133,490    30,249,760
Core Equity B                                    14,667,697    18,267,310
Classic Value B                                  28,181,212    11,919,056
Quantitative Value -- B                           4,010,207     2,065,928
U.S. Global Leaders Growth-- A                    2,999,589     9,385,561
U.S. Global Leaders Growth-- B                    2,087,067     8,397,906
John Hancock Strategic Income B                   7,882,714     5,351,266
John Hancock International Equity Index-- A      25,477,533    13,499,224
John Hancock International Equity Index -- B     13,423,493    11,838,690
Active Bond-- A                                   9,482,283    36,273,863
Active Bond-- B                                  49,082,521    61,057,736
CGTC Overseas Equity -- B                         7,183,670     5,453,384
Independence Investment LLC Small Cap-- B         1,733,614       979,129
Marisco International Opportunities-- B          42,868,259    18,472,533
T Rowe Price Mid Value-- B                       13,374,172     3,790,581
UBS Large Cap-- B                                 1,450,213       698,405
U.S. High Yield-- B                               4,119,573     2,984,340
Wellington Small Cap Growth -- B                 36,287,990    27,688,516
Wellington Small Cap Value -- B                  54,620,984    22,049,061
Wells Capital Core Bond-- B                       1,704,429       936,736
Index Allocation-- B                             97,527,944     5,697,726
Large Cap Value Porflio-- A                      22,736,516     1,752,716
Scudder Capital Growth -- B                      31,240,057    10,702,621
Scudder Global Discovery -- B                     3,012,132     4,805,641
Scudder Growth & Income -- B                      3,220,869     5,647,075
Scudder Health Sciences -- B                      1,584,284     3,546,712
Scudder International -- B                        6,289,928     7,943,381
Scudder Mid Cap Growth -- B                         648,568       885,352
Scudder Blue Chip -- B                            4,517,605     5,739,549
Scudder Contarian Value -- B                      1,457,694     6,104,185
Scudder Global Blue Chip -- B                     4,437,590     3,314,935

             JOHN HANCOCK LIFE INSURANCE COMPANY SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and the outside Trusts during 2006 were as follows:

Sub-account                                      Purchases      Sales
-----------                                     -----------  -----------
Scudder Government Securities -- B              $ 3,127,833  $15,642,022
Scudder High Income -- B                         10,024,333   12,736,650
Scudder International Select Equity -- B          3,668,073    8,117,757
Scudder Fixed Income -- B                         9,948,655   15,593,805
Scudder Money Market -- B                        42,984,283   45,935,695
Scudder Small Cap Growth -- B                     2,859,497    6,019,978
Scudder Technology Growth -- B                    1,277,480    2,897,959
Scudder Total Return -- B                         1,408,408    4,490,247
Scudder Davis Venture Value -- B                  3,959,927    9,734,769
Scudder Dreman Financial Services -- B            3,130,302   12,786,396
Scudder Dreman High Return Equity -- B           44,328,750   20,771,109
Scudder Dreman Small Cap Value -- B               8,304,012   14,532,221
Scudder Salomon Aggressive Growth -- B            3,001,987    8,018,932
Scudder Janus Growth & Income -- B                2,916,855    5,137,028
Scudder Janus Growth Opportunities -- B           1,555,628    9,805,473
Scudder MFS Strategic Value -- B                  2,918,214   27,701,602
Scudder Oak Strategic Equity -- B                 1,236,776   15,884,602
Scudder Turner Mid Cap Growth -- B                4,721,469    5,393,538
Scudder Real Estate -- B                          2,439,435    6,200,535
Scudder Strategic Income -- B                     2,940,216    4,136,944
Scudder Income Allocation-- B                     2,371,629    8,497,910
Scudder Moderate Allocation-- B                  12,111,589   19,355,635
Scudder Conservative Allocation-- B              11,091,639    8,120,840
Scudder Growth Allocation-- B                    16,928,241   26,895,258
Scudder Templeton Foreign Value-- B               1,871,882    2,823,717
Scudder Mercury Large Cap Core-- B                  508,691    1,635,238
Scudder Bond -- B                                10,528,037   16,854,309
Scudder Equity Index 500-- B                        591,975      196,995
Alger American Balanced -- B                      3,242,903    6,281,320
Alger American Leveraged All Cap -- B             1,555,633    2,172,761
Credit Suisse Emerging Markets -- B               3,465,383    5,018,287
Credit Suisse Global Post Venture Capital -- B      793,271    1,461,181
Dreyfus Socially Responsible Growth -- B          9,317,583    8,919,447
Dreyfus IP Midcap Stock -- B                        159,970      505,011
Invesco Utilities -- B                            1,632,194    2,431,595
Basic Value Focus -- A                            3,601,284    8,352,609
Small Cap Value Focus -- A                        2,673,269    3,490,714
ML Global Allocation -- B                           110,474      240,305

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENT - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                 Dividend Income Distribution  Capital Gain Distribution            Total
                                 ----------------------------  -------------------------  -------------------------
Sub-account                            2006         2005            2006         2005         2006          2005
-----------                      -------------  -------------  ------------  -----------  ------------  -----------
Strategic Opportunities -- A      $    38,769    $ 1,603,869    $        --  $        --  $     38,769  $ 1,603,869
Strategic Opportunities -- B               --         65,112             --           --            --       65,112
Investment Quality Bond -- A        9,257,285     10,698,032             --           --     9,257,285   10,698,032
Investment Quality Bond -- B        4,866,748      2,656,043             --           --     4,866,748    2,656,043
U.S. Core -- A                      9,952,003     14,079,247     95,657,851   21,828,438   105,609,854   35,907,685
U.S. Core -- B                        879,735      1,173,802     10,083,242    2,111,930    10,962,977    3,285,732
Blue Chip Growth -- A               1,251,057      2,803,758             --           --     1,251,057    2,803,758
Blue Chip Growth -- B                  53,861             --             --           --        53,861           --
Money Market -- A                  14,370,942      8,930,943             --                 14,370,942    8,930,943
Money Market -- B                  12,967,533      5,035,936             --           --    12,967,533    5,035,936
Global Trust -- A                   3,511,373      3,420,545             --           --     3,511,373    3,420,545
Global Trust -- B                     408,290        310,477             --           --       408,290      310,477
Global Bond -- A                           --      6,151,213      1,376,896    1,115,638     1,376,896    7,266,851
Global Bond -- B                           --      4,703,408      1,812,487      935,708     1,812,487    5,639,116
U.S. Government Securities -- A     7,793,871      3,664,474             --    3,875,160     7,793,871    7,539,634
U.S. Government Securities -- B     4,030,424      1,499,605             --    2,064,510     4,030,424    3,564,115
Income & Value -- A                 7,291,176      7,360,795             --           --     7,291,176    7,360,795
Income & Value -- B                 1,748,202      1,668,169             --           --     1,748,202    1,668,169
Large Cap Growth -- A                 832,184      1,882,286             --           --       832,184    1,882,286
Large Cap Growth -- B                 106,783        475,663             --           --       106,783      475,663
Equity-Income -- A                 10,239,372      9,474,792     42,130,440   26,187,707    52,369,812   35,662,499
Equity-Income -- B                  3,653,225      2,485,660     16,861,755    9,210,825    20,514,980   11,696,485
Strategic Bond -- A                 9,591,649      4,833,804             --           --     9,591,649    4,833,804
Strategic Bond -- B                 6,516,829      1,770,406             --           --     6,516,829    1,770,406
All Cap Core -- A                   1,107,275      1,346,086             --           --     1,107,275    1,346,086
All Cap Core -- B                      57,978         73,026             --           --        57,978       73,026
All Cap Growth -- A                        --             --             --           --            --           --
All Cap Growth -- B                        --             --             --           --            --           --
International Small Cap -- A        1,371,811      1,094,368             --           --     1,371,811    1,094,368
International Small Cap -- B          482,075        105,342             --           --       482,075      105,342
Pacific Rim -- A                      573,040        409,890             --           --       573,040      409,890
Pacific Rim -- B                      332,651        200,757             --           --       332,651      200,757
Science & Technology -- A                  --             --             --           --            --           --
Science & Technology -- B                  --             --             --           --            --           --
Emerging Small Company -- A                --             --      6,346,100           --     6,346,100           --
Emerging Small Company -- B                --             --      3,400,026           --     3,400,026           --

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENT - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS--(CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                Dividend Income Distribution  Capital Gain Distribution            Total
                                ----------------------------  -------------------------  --------------------------
Sub-account                          2006           2005          2006          2005         2006          2005
-----------                     -------------  -------------  ------------  -----------  ------------  ------------
International Core -- A          $    518,044   $   663,963   $  3,940,525  $        --  $  4,458,569  $    663,963
International Core -- B               150,552            --      1,458,802           --     1,609,354            --
Value -- A                            661,048     1,116,742     24,499,393           --    25,160,441     1,116,742
Value -- B                             88,350       164,384      6,126,383           --     6,214,733       164,384
Real Estate Securities -- A         3,009,172     3,301,373     28,712,975   22,759,202    31,722,147    26,060,575
Real Estate Securities -- B         2,150,713     1,898,002     22,379,629   17,036,840    24,530,342    18,934,842
High Yield -- A                     8,001,088     7,987,982             --           --     8,001,088     7,987,982
High Yield -- B                     5,830,292     4,463,670             --           --     5,830,292     4,463,670
Lifestyle Aggressive -- A          15,076,427     3,242,754     39,925,857    2,507,125    55,002,284     5,749,879
Lifestyle Aggressive -- B          22,341,170     4,776,651     59,299,711    3,689,123    81,640,881     8,465,774
Lifestyle Growth -- A              48,435,194    19,540,888     55,287,500    4,307,676   103,722,694    23,848,564
Lifestyle Growth -- B             341,548,375    66,751,441    389,986,486   14,475,261   731,534,861    81,226,702
Lifestyle Balanced -- A            50,172,557    32,346,156     59,763,220   13,110,589   109,935,777    45,456,745
Lifestyle Balanced -- B           263,012,828    93,223,557    312,931,447   37,425,621   575,944,275   130,649,178
Lifestyle Moderate -- A            13,444,614    11,330,198     13,261,995    7,903,105    26,706,609    19,233,303
Lifestyle Moderate -- B            50,641,480    27,320,194     49,924,164   19,064,467   100,565,644    46,384,661
Lifestyle Conservative -- A         6,744,725     7,388,101      4,356,362    4,753,329    11,101,087    12,141,430
Lifestyle Conservative -- B        17,992,131    13,949,632     11,615,321    8,977,496    29,607,452    22,927,128
Small Company Value -- A              155,437       701,532     35,840,666    4,171,776    35,996,103     4,873,308
Small Company Value -- B                   --       119,470     28,080,440    2,965,815    28,080,440     3,085,285
International Value -- A            6,338,743     1,787,811     15,205,758    2,340,419    21,544,501     4,128,230
International Value -- B            3,445,551     1,062,471      9,021,092    2,021,075    12,466,643     3,083,546
Total Return -- A                  10,870,552     8,968,032             --    9,238,583    10,870,552    18,206,615
Total Return -- B                   7,716,064     5,306,182             --    6,437,718     7,716,064    11,743,900
U.S. Large Cap Value -- A           1,736,856     1,514,902             --           --     1,736,856     1,514,902
U.S. Large Cap Value -- B             432,956       141,599             --           --       432,956       141,599
Mid Cap Stock -- A                         --            --     13,402,497    5,985,964    13,402,497     5,985,964
Mid Cap Stock -- B                         --            --      6,709,959    3,960,950     6,709,959     3,960,950
Global Allocation -- A                659,168       594,045             --           --       659,168       594,045
Global Allocation -- B              1,058,209       520,035             --           --     1,058,209       520,035
Total Stock Market Index -- A         298,571       374,515        159,712           --       458,283       374,515
Total Stock Market Index -- B         262,683       273,846        167,716           --       430,399       273,846
500 Index -- A                      1,409,818     2,727,457             --           --     1,409,818     2,727,457
500 Index -- B                        823,264     1,646,881             --           --       823,264     1,646,881
Mid Cap Index -- A                    410,208       340,736      2,865,971    2,225,085     3,276,179     2,565,821
Mid Cap Index -- B                    254,420       178,458      2,472,166    1,785,574     2,726,586     1,964,032
Small Cap Index -- A                  220,429       245,510      1,191,090    1,659,561     1,411,519     1,905,071
Small Cap Index -- B                  157,206       158,706      1,286,246    1,634,333     1,443,452     1,793,039
Capital Appreciation -- A                  --            --      4,764,620           --     4,764,620            --
Capital Appreciation -- B                  --            --      4,760,482           --     4,760,482            --

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENT - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS--(CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                Dividend Income Distribution  Capital Gain Distribution            Total
                                ----------------------------  -------------------------  ------------------------
Sub-account                          2006           2005          2006          2005         2006         2005
-----------                     -------------  -------------  ------------  -----------  -----------  -----------
Health Sciences -- A             $       --      $       --    $ 7,315,164  $ 5,559,948  $ 7,315,164  $ 5,559,948
Health Sciences -- B                     --              --      7,370,400    5,064,190    7,370,400    5,064,190
Financial Services -- A             134,656         141,076            738           --      135,394      141,076
Financial Services -- B              88,818          75,218            845           --       89,663       75,218
Quantitative Mid Cap -- A                --              --      4,494,059           --    4,494,059           --
Quantitative Mid Cap -- B                --              --      4,732,930           --    4,732,930           --
All Cap Value -- A                  595,135         344,500     13,264,952    2,418,750   13,860,087    2,763,250
All Cap Value -- B                  470,642          67,431     12,663,319    2,173,367   13,133,961    2,240,798
Strategic Value -- A                641,663         228,401      5,670,507    2,784,866    6,312,170    3,013,267
Strategic Value -- B                480,635          86,150      4,910,671    2,240,319    5,391,306    2,326,469
Utilities -- A                    1,081,136         198,517      5,654,947    2,532,366    6,736,083    2,730,883
Utilities -- B                    1,067,938         123,192      6,040,657    2,234,215    7,108,595    2,357,407
Mid Cap Value -- A                1,490,960       1,047,158     35,450,370    7,999,343   36,941,330    9,046,501
Mid Cap Value -- B                1,061,345         563,549     34,362,897    7,474,113   35,424,242    8,037,662
Fundamental Value -- A            1,360,683         802,787      5,662,420           --    7,023,103      802,787
Fundamental Value -- B            1,665,584         418,070      8,787,266           --   10,452,850      418,070
Emerging Growth -- B                     --              --      5,249,566           --    5,249,566           --
Natural Resources -- B              915,241              --     41,713,387    2,866,622   42,628,628    2,866,622
Mid Cap Core -- B                   467,849                      8,019,057    3,382,596    8,486,906    3,382,596
Quantitative All Cap -- B            24,385          19,570        272,571      225,782      296,956      245,352
Large Cap Value -- B                241,104              --      6,960,135           --    7,201,239           --
Small Cap Opportunities -- A        697,617              --      2,609,401           --    3,307,018           --
Small Cap Opportunities -- B        390,481              --      1,912,237      601,986    2,302,718      601,986
Special Value -- B                       --                        737,885       98,239      737,885       98,239
Real Return Bond -- B             2,743,138         180,134      2,238,927    6,070,591    4,982,065    6,250,725
American International -- B       5,169,576       2,044,299      6,895,675   27,453,777   12,065,251   29,498,076
American Growth -- B              1,976,899              --      7,383,034      978,171    9,359,933      978,171
American Blue-Chip Income &
Growth -- B                         730,446          72,186      2,934,622   17,645,403    3,665,068   17,717,589
American Growth-Income -- B       8,649,213       2,230,786      1,054,425      857,759    9,703,638    3,088,545
American Century - Small
Company -- B                             --              --      2,821,692      678,204    2,821,692      678,204
PIMCO VIT All Asset               2,299,327       1,794,713        101,633      161,663    2,400,960    1,956,376
Core Equity B                            --              --      2,935,969           --    2,935,969           --
Classic Value B                     247,958          53,453        599,195      693,397      847,153      746,850
Quantitative Value -- B              65,989              --        632,377       52,299      698,366       52,299

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENT - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS--(CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                     Dividend Income            Capital
                                      Distribution          Gain Distribution             Total
                                -----------------------  -----------------------------------------------
Sub-account                         2006        2005        2006        2005         2006        2005
-----------                     -----------  ----------  ----------  ----------  -----------  ----------
U.S. Global Leaders Growth--
A                               $        --  $   60,762  $  337,444  $  643,197  $   337,444  $  703,959
U.S. Global Leaders Growth--
B                                        --          --     280,440     545,098      280,440     545,098
John Hancock Strategic
Income B                            503,324     522,646       4,681      33,617      508,005     556,263
John Hancock International
Equity Index-- A                    366,893     225,776     371,637   2,140,074      738,530   2,365,850
John Hancock International
Equity Index -- B                   243,892     195,476     313,445   2,226,611      557,337   2,422,087
Active Bond-- A                   3,603,946          --          --     344,741    3,603,946     344,741
Active Bond-- B                  12,669,950          --          --   1,101,416   12,669,950   1,101,416
CGTC Overseas Equity -- B            27,432          --     212,192      34,411      239,624      34,411
Independence Investment LLC
Small Cap-- B                            --          --     102,704          --      102,704          --
Marisco International
Opportunities-- B                    84,229          --   1,103,240          --    1,187,469          --
T Rowe Price Mid Value-- B            5,644          --     666,013      30,346      671,657      30,346
UBS Large Cap-- B                     2,527          --      23,542          --       26,069          --
U.S. High Yield-- B                  73,721          --          --          --       73,721          --
Wellington Small Cap Growth
-- B                                     --          --          --     139,650           --     139,650
Wellington Small Cap Value --
B                                        --          --   6,853,145     322,206    6,853,145     322,206
Wells Capital Core Bond-- B          24,868          --          --          --       24,868          --
Index Allocation-- B              1,082,762          --          --          --    1,082,762          --
Large Cap Value Porflio-- A              --          --          --          --           --          --
Scudder Capital Growth -- B         105,041     112,276          --          --      105,041     112,276
Scudder Global Discovery -- B       185,810      58,756          --          --      185,810      58,756
Scudder Growth & Income --
B                                   169,379     166,753          --          --      169,379     166,753
Scudder Health Sciences -- B             --          --      53,374          --       53,374          --
Scudder International -- B          479,250     358,499          --          --      479,250     358,499
Scudder Mid Cap Growth -- B              --          --          --          --           --          --
Scudder Blue Chip -- B              137,586     150,954   1,479,372          --    1,616,958     150,954
P                                   336,066     406,498          --          --      336,066     406,498
Scudder Global Blue Chip -- B        23,840          --     900,164          --      924,004          --
Scudder Government
Securities -- B                   1,244,862   1,402,624          --     302,411    1,244,862   1,705,035
Scudder High Income -- B          2,909,448   3,801,783          --          --    2,909,448   3,801,783
Scudder International Select
Equity -- B                         568,341     700,859                      --      568,341     700,859

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENT - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS--(CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                        Dividend               Capital
                                  Income Distribution      Gain Distribution             Total
                                ----------------------  ----------------------------------------------
Sub-account                        2006        2005        2006        2005        2006        2005
-----------                     ----------  ----------  ----------  ----------  ----------  ----------
Scudder Fixed Income -- B       $2,068,642  $2,010,222  $   10,362  $  598,872  $2,079,004  $2,609,094
Scudder Money Market -- B        1,435,330     781,372          --          --   1,435,330     781,372
Scudder Technology Growth --
B                                       --      13,194          --          --          --      13,194
Scudder Total Return -- B          457,339     470,335          --          --     457,339     470,335
Scudder Davis Venture Value
-- B                               130,693     169,944          --          --     130,693     169,944
Scudder Dreman Financial
Services -- B                      332,493     168,860   2,091,036          --   2,423,529     168,860
Scudder Dreman High Return
Equity -- B                      1,434,458   1,321,871   5,171,050          --   6,605,508   1,321,871
Scudder Dreman Small Cap
Value -- B                         231,668     191,132   4,696,579   4,603,723   4,928,247   4,794,855
Scudder Salomon Aggressive
Growth -- B                             --          --   1,957,645          --   1,957,645          --
Scudder Janus Growth &
Income -- B                         56,870          --          --          --      56,870          --
Scudder MFS Strategic Value
-- B                               153,895     171,117   1,173,122   2,366,179   1,327,017   2,537,296
Scudder Turner Mid Cap
Growth -- B                             --          --   1,568,853          --   1,568,853          --
Scudder Real Estate -- B                --     409,149     346,948   1,209,340     346,948   1,618,489
Scudder Strategic Income -- B      636,494   1,032,305     131,631      32,270     768,125   1,064,575
Scudder Income Allocation-- B      320,861          --      62,496       2,398     383,357       2,398
Scudder Moderate Allocation--
B                                1,055,422          --     844,337      61,541   1,899,759      61,541
Scudder Conservative
Allocation-- B                     347,387          --     154,367      29,105     501,754      29,105
Scudder Growth Allocation-- B    1,159,352          --   1,183,759     100,740   2,343,111     100,740
Scudder Templeton Foreign
Value                               54,835       7,572     556,378       5,287     611,213      12,859
Scudder Mercury Large Cap
Core                                    --         800     245,599       3,951     245,599       4,751
Scudder Bond -- B                   13,511          --         478          --      13,989          --
Scudder Equity Index 500-- B       314,817          --          --          --     314,817          --
Alger American Balanced -- B       354,723     455,483   1,515,879          --   1,870,602     455,483
Credit Suisse Emerging
Markets -- B                        91,516      89,331     224,771          --     316,287      89,331
Dreyfus IP Midcap Stock -- B        72,769          --   6,559,625     155,055   6,632,394     155,055
Invesco Utilities -- B             214,855     143,355     132,651          --     347,506     143,355
Basic Value Focus -- A             391,245     368,619   2,904,401   2,264,367   3,295,646   2,632,986
Small Cap Value Focus -- A          17,763     136,240   2,592,041   2,155,980   2,609,804   2,292,220
ML Global Allocation -- B           43,030      38,954      66,543          --     109,573      38,954

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                     FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                          AT DECEMBER 31,            --------------------------------------------
                              -------------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE     ASSETS      HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST    (000S)       LOWEST*       RATIO**       LOWEST***
      -----------             ------  -----------------  ----------  -------------  ----------  -----------------
Strategic
Opportunities A         2006  12,559   $50.15 to $9.60   $  307,765  1.90% to 0.45%    0.01%     11.65% to 10.05%
                        2005  15,721    45.29 to 8.72       346,976   1.90 to 0.45     0.45        9.23 to 7.67
                        2004  19,867    41.81 to 8.09       403,598   1.90 to 0.45     0.09       11.81 to 10.20
                        2003  23,975    37.71 to 7.33       441,203   1.90 to 0.45     0.00       25.28 to 23.47
                        2002  28,764    30.36 to 5.93       428,284   1.90 to 0.45     0.00     (39.04) to (39.92)

Strategic
Opportunities B         2006   1,733    18.88 to 12.89       23,023   2.05 to .45      0.00       11.41 to 9.65
                        2005   2,006    17.20 to 11.71       24,166   2.05 to .45      0.27        9.06 to 7.33
                        2004   2,330    16.01 to 10.87       26,006   2.05 to .45      0.02       11.88 to 10.10
                        2003   2,145    14.53 to 9.83        21,670   2.05 to .45      0.00       25.05 to 16.12
                        2002   1,104     8.26 to 7.96         9,024   1.90 to .45      0.00     (33.89) to (36.35)

Investment Quality
Bond A                  2006   6,261    30.98 to 13.03      136,834   1.90 to .45      6.21        4.34 to 1.62
                        2005   7,772    30.30 to 14.70      167,181   1.90 to .45      5.80        1.80 to 0.34
                        2004   9,594    30.02 to 14.65      204,558   1.90 to .45      6.19        4.34 to 2.83
                        2003  12,231    29.01 to 14.24      253,171   1.90 to .45      5.33        6.84 to 5.30
                        2002  16,074    27.39 to 13.53      313,901   1.90 to .45      5.23        9.44 to 7.87

Investment Quality
Bond B                  2006   7,917    15.62 to 13.00      115,907   2.05 to .45      5.20        4.16 to 1.27
                        2005   5,017    15.18 to 13.03       73,033   2.05 to .45      4.65        1.57 to (0.04)
                        2004   3,804    14.94 to 13.04       55,108   2.05 to .45      4.96        4.18 to 2.52
                        2003   3,867    14.34 to 12.71       54,454   2.05 to .45      6.83        6.76 to 1.74
                        2002   1,957    13.43 to 13.31       26,124   1.90 to .45      0.24        7.48 to 6.49

U.S. Core A             2006  29,246     32.90 to 10.61     728,071   1.90 to .45      1.27        8.69 to 7.13
                        2005  37,957     30.56 to 9.89      881,125   1.90 to .45      1.44        1.57 to 0.12
                        2004  48,093     30.37 to 9.86    1,114,410   1.90 to .45      0.88        6.29 to 4.76
                        2003  57,446     28.85 to 9.40    1,271,217   1.90 to .45      1.01       26.02 to 24.21
                        2002  66,593     23.11 to 7.56    1,189,609   1.90 to .45      0.65     (24.67) to (25.76)

U.S. Core B             2006   5,504   $16.61 to $13.33      78,113   2.05% to .45%    1.06%      8.50% to 6.79%
                        2005   6,878     15.54 to 12.43      90,983   2.05 to .45      1.22        1.38 to (0.22)
                        2004   7,865     15.56 to 12.41     103,787   2.05 to .45      0.65        6.07 to 4.38
                        2003   6,967     14.89 to 11.84      87,719   2.05 to .45      1.31       25.84 to 19.05
                        2002   3,162     10.38 to 9.53       32,066   1.90 to .45      0.02     (16.99) to (23.80)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)


                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      AT DECEMBER 31,            ---------------------------------------------
                            -----------------------------------  EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                             UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
     SUBACCOUNT             (000s)  HIGHEST TO LOWEST   (000s)      LOWEST*       RATIO**       LOWEST***
     ----------             ------  -----------------  --------  -------------  ----------  ------------------
Blue Chip Growth A    2006  26,907   $24.22 to $10.96  $554,434  1.90% to .45%     0.21%     9.09% to 5.59%
                      2005  33,551    22.46 to 10.18    642,723   1.90 to .45       0.42       5.12 to 3.62
                      2004  41,137     21.63 to 9.81    759,232   1.90 to .45       0.12       8.54 to 6.98
                      2003  48,831     20.17 to 9.15    840,948   1.90 to .45       0.04      28.59 to 26.74
                      2002  55,143     15.87 to 7.21    748,538   1.90 to .45       0.00    (24.60) to (25.69)

Blue Chip Growth B    2006  10,160    17.40 to 13.18    154,585   2.05 to .45       0.03       8.82 to 5.44
                      2005  11,287    16.23 to 13.41    159,767   2.05 to .45       0.00       4.89 to 3.23
                      2004  10,152    15.71 to 12.94    138,678   2.05 to .45       0.06       8.34 to 6.62
                      2003   7,296    14.72 to 12.09     93,168   2.05 to .45       0.19      28.44 to 17.65
                      2002   3,413     10.29 to 9.53     34,460   1.90 to .45       0.00    (17.67) to (23.78)

Money Market A        2006  19,705    19.67 to 12.53    311,440   1.90 to .45       4.36       3.97 to 2.18
                      2005  19,375    19.08 to 12.22    298,159   1.90 to .45       2.59       2.20 to 0.74
                      2004  22,525    18.82 to 12.13    343,103   1.90 to .45       0.77      0.35 to (1.09)
                      2003  31,177    18.92 to 12.27    474,913   1.90 to .45       0.60      0.13 to (1.31)
                      2002  56,776    19.05 to 12.43    862,061   1.90 to .45       1.17      0.72 to (0.73)

Money Market B        2006  24,354    13.28 to 12.42    305,880   2.05 to .45       4.20       3.77 to 2.04
                      2005  17,145    12.80 to 12.14    209,983   2.05 to .45       2.46       2.00 to 0.38
                      2004  13,718    12.55 to 12.08    166,752   2.05 to .45       0.53      0.15 to (1.44)
                      2003  13,360    12.53 to 12.24    164,149   2.05 to .45       0.54     (0.07) to (1.51)
                      2002  15,049    12.54 to 12.42    187,189   1.90 to .45       0.63      0.31 to (0.64)

Global Trust A        2006   8,922    33.14 to 15.13    260,712   1.90 to .45       1.35      19.78 to 18.06
                      2005  10,732    27.93 to 12.80    264,521   1.90 to .45       1.27      10.22 to 8.64
                      2004  12,558    25.58 to 11.77    284,712   1.90 to .45       1.76      14.24 to 12.59
                      2003  14,733    22.61 to 10.45    297,329   1.90 to .45       0.94      26.89 to 25.06
                      2002  18,038     17.99 to 8.34    289,284   1.90 to .45       1.40    (19.47) to (20.63)

Global Trust B        2006   1,911    21.61 to 18.43     35,849   2.05 to .45       1.20      19.56 to 17.66
                      2005   2,039    18.35 to 15.60     32,214   2.05 to .45       1.07       10.00 to 8.26
                      2004   1,761    16.93 to 14.35     25,596   2.05 to .45       1.27      14.02 to 12.21
                      2003   1,441    15.07 to 12.74     18,591   2.05 to .45       1.29      26.66 to 20.52
                      2002     801    10.40 to 10.18      8,255   1.90 to .45       0.02    (16.79) to (18.58)

Global Bond A         2006   4,255    27.35 to 12.69     97,361   1.90 to .45       0.00       4.80 to 1.56
                      2005   5,053    26.35 to 16.54    112,958   1.90 to .45       4.81     (6.96) to (8.30)
                      2004   5,762    28.59 to 18.02    140,271   1.90 to .45       3.93       9.75 to 8.16
                      2003   6,594    26.30 to 16.64    148,104   1.90 to .45       3.57      14.88 to 13.22
                      2002   7,139    23.11 to 14.61    141,844   1.90 to .45       0.00      19.58 to 17.86

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      AT DECEMBER 31,            ---------------------------------------------
                            -----------------------------------  EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                             UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
     SUBACCOUNT             (000s)  HIGHEST TO LOWEST   (000s)      LOWEST*       RATIO**       LOWEST***
     ----------             ------  -----------------  --------  -------------  ----------  ------------------
Global Bond B         2006  11,018   $17.60 to $12.67  $182,700  2.05% to .45%     0.00%     4.60% to 1.36%
                      2005   8,123    16.83 to 13.23    132,346   2.05 to .45       4.05    (7.07) to (8.54)
                      2004   5,635    18.33 to 14.46    100,044   2.05 to .45       2.53       9.57 to 7.83
                      2003   3,612    16.93 to 13.41     59,182   2.05 to .45       4.47      14.65 to 7.29
                      2002   1,415    14.95 to 14.28     20,449   1.90 to .45       0.00     19.58 to 14.22

U.S. Government
Securities   A        2006   7,000    23.58 to 12.99    136,847   1.90 to .45       5.14       4.09 to 2.43
                      2005   9,009    22.91 to 13.49    170,764   1.90 to .45       1.87      1.12 to (0.33)
                      2004  11,789    22.87 to 13.54    222,725   1.90 to .45       2.04       2.42 to 0.94
                      2003  15,859    22.54 to 13.41    293,851   1.90 to .45       3.66      1.28 to (0.18)
                      2002  23,771    22.47 to 13.43    439,203   1.90 to .45       3.32       7.51 to 5.96

U.S. Government
Securities   B        2006   5,486    14.31 to 12.64     74,548   2.05 to .45       5.01       4.01 to 2.08
                      2005   6,759    14.23 to 12.39     89,588   2.05 to .45       1.44      1.00 to (0.60)
                      2004   9,114    13.66 to 12.46    120,990   2.05 to .45       1.51       2.23 to 0.61
                      2003   9,713    13.36 to 12.39    127,552   2.05 to .45       4.81      1.14 to (0.91)
                      2002   7,344    13.23 to 13.09     96,468   1.90 to .45       0.06       5.83 to 4.69

Income & Value A      2006  13,422    27.95 to 13.00    330,323   1.90 to .45       2.06       8.18 to 4.00
                      2005  16,723    26.08 to 13.47    384,468   1.90 to .45       1.74       4.75 to 3.25
                      2004  21,495    25.14 to 13.03    474,087   1.90 to .45       1.28       7.16 to 5.61
                      2003  20,994    23.68 to 12.33    443,553   1.90 to .45       1.98      25.92 to 24.11
                      2002  22,737     18.99 to 9.92    386,995   1.90 to .45       2.09    (16.31) to (17.51)

Income & Value B      2006   5,880    16.64 to 12.98     91,332   2.05 to .45       1.85       7.93 to 3.86
                      2005   6,788    15.65 to 14.18     98,864   2.05 to .45       1.58       4.51 to 2.86
                      2004   8,251    15.20 to 13.73    116,251   2.05 to .45       0.90       6.93 to 5.23
                      2003   5,631    14.43 to 13.00     75,171   2.05 to .45       2.22      25.72 to 15.33
                      2002   2,049    10.92 to 10.46     22,043   1.90 to .45       0.08    (12.63) to (16.31)

Large Cap Growth A    2006       -     19.35 to 8.62          -   1.90 to .45       0.38a      2.23 to 1.75a
                      2005  14,933     18.99 to 8.47    227,889   1.90 to .45       0.76     (0.20) to (1.64)
                      2004  18,242     19.21 to 8.59    281,594   1.90 to .45       0.28        5.70 to 4.17
                      2003  21,384     18.34 to 8.24    317,222   1.90 to .45       0.27       24.76 to 22.97
                      2002  24,588     14.84 to 6.69    295,254   1.90 to .45       0.33     (23.18) to (24.29)

Large Cap Growth B    2006       -    15.19 to 12.30          -   2.05 to .45       0.14a       2.17 to 1.63a
                      2005   6,179    14.94 to 12.08     77,940   2.05 to .45       0.58      (0.47) to (2.05)
                      2004   6,728    15.24 to 12.29     86,235   2.05 to .45       0.16        5.52 to 3.84
                      2003   6,185    14.66 to 11.78     76,079   2.05 to .45       0.45       24.68 to 17.21
                      2002   3,040     10.17 to 9.56     30,394   1.90 to .45       0.00     (18.60) to (23.48)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      AT DECEMBER 31,            ---------------------------------------------
                            -----------------------------------  EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                             UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
     SUBACCOUNT             (000s)  HIGHEST TO LOWEST   (000s)      LOWEST*       RATIO**       LOWEST***
     ----------             ------  -----------------  --------  -------------  ----------  ------------------
Equity-Income A       2006  22,179   $36.09 to $13.77  $662,231  1.90% to .45%     1.55%     18.49% to 10.17%
                      2005  26,812    30.74 to 14.61    685,525   1.90 to .45       1.30       3.46 to 1.97
                      2004  30,961    30.00 to 14.33    775,420   1.90 to .45       1.29      14.29 to 12.64
                      2003  34,642    26.50 to 12.72    772,001   1.90 to .45       1.52      25.01 to 23.21
                      2002  38,910    21.40 to 10.33    702,058   1.90 to .45       1.38    (13.67) to (14.92)

Equity-Income B       2006  16,212    19.96 to 13.75    282,032   2.05 to .45       1.36      18.23 to 10.03
                      2005  18,135    17.14 to 14.64    270,442   2.05 to .45       0.93       3.26 to 1.62
                      2004  17,406    16.85 to 14.38    254,336   2.05 to .45       0.89      14.09 to 12.28
                      2003  13,005    14.99 to 12.79    168,285   2.05 to .45       1.96      24.84 to 19.83
                      2002   6,022    10.70 to 10.40     63,023   1.90 to .45       0.02    (14.38) to (16.83)

Strategic Bond A      2006   6,540    21.83 to 13.31    135,033   1.90 to .45       6.82       6.60 to 5.05
                      2005   7,848    20.68 to 15.81    153,903   1.90 to .45       2.90       2.44 to 0.77
                      2004   9,150    20.42 to 15.69    177,185   1.90 to .45       3.79       6.18 to 4.65
                      2003  11,042    19.41 to 14.99    203,675   1.90 to .45       4.79      12.61 to 10.99
                      2002  11,909    17.41 to 13.51    198,413   1.90 to .45       7.04       8.47 to 6.91

Strategic Bond B      2006   6,041    16.96 to 13.29     97,092   2.05 to .45       6.78       6.42 to 4.70
                      2005   6,546    16.53 to 13.54    100,163   2.05 to .45       2.00       1.98 to 0.37
                      2004   4,919    15.63 to 13.49     74,721   2.05 to .45       2.33       5.91 to 4.23
                      2003   2,753    14.76 to 12.94     40,005   2.05 to .45       5.53       12.42 to 3.53
                      2002   1,004    13.22 to 13.01     13,131   1.90 to .45       0.23       5.74 to 4.06

All Cap Core A        2006   7,796     20.83 to 9.21    143,933   1.90 to .45       0.72      14.23 to 12.59
                      2005  10,039     18.41 to 8.17    163,206   1.90 to .45       0.79       8.59 to 7.03
                      2004  12,446     17.11 to 7.62    188,029   1.90 to .45       0.46      15.81 to 14.13
                      2003  15,007     14.92 to 6.67    197,675   1.90 to .45       0.00      30.95 to 29.07
                      2002  18,263     11.50 to 5.16    186,891   1.90 to .45       0.00    (25.57) to (26.64)

All Cap Core B        2006     546    20.80 to 16.71     10,072   2.05 to .45       0.58      14.03 to 12.23
                      2005     621    18.52 to 14.83     10,075   2.05 to .45       0.67       8.40 to 6.69
                      2004     804    17.34 to 13.84     12,196   2.05 to .45       0.30      15.53 to 13.70
                      2003     737    15.23 to 12.13      9,713   2.05 to .45       0.00      30.67 to 21.79
                      2002     414     10.60 to 9.39      4,202   1.90 to .45       0.00    (15.17) to (24.86)

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME         HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
All Cap Growth A        2006  11,560   $20.21 to $8.59   $205,159  1.90% to .45%     0.00%      6.10% to 4.57%
                        2005  14,210    19.23 to 8.20     240,460   1.90 to .45      0.00        8.50 to 6.95
                        2004  18,298    17.89 to 7.65     288,179   1.90 to .45      0.00        6.04 to 4.51
                        2003  22,058    17.03 to 7.31     331,738   1.90 to .45      0.00       28.66 to 26.81
                        2002  26,213    13.36 to 5.76     310,480   1.90 to .45      0.00     (24.75) to (25.83)

All Cap Growth B        2006   1,743    17.37 to 14.04     25,736   2.05 to .45      0.00       5.84 to 4.17
                        2005   2,059    16.66 to 13.42     29,032   2.05 to .45      0.00       8.28 to 6.57
                        2004   2,590    15.62 to 12.54     34,155   2.05 to .45      0.00       5.85 to 4.17
                        2003   2,359    14.98 to 11.99     29,734   2.05 to .45      0.00      28.42 to 19.75
                        2002   1,154    10.10 to 9.45      11,482   1.90 to .45      0.00     (19.21) to (24.39)

International Small
Cap A                   2006   5,090    26.22 to 13.60    125,839   1.90 to .45      1.15       27.15 to 8.82
                        2005   5,693    20.82 to 10.89    112,015   1.90 to .45      0.93       9.61 to 8.04
                        2004   6,714    19.17 to 10.06    122,001   1.90 to .45      0.12       20.52 to 18.78
                        2003   7,269    16.06 to 8.46     111,031   1.90 to .45      0.00       54.25 to 52.03
                        2002   7,906    10.51 to 5.56      79,096   1.90 to .45      0.00     (17.10) to (18.29)

International Small
Cap B                   2006   2,156    28.74 to 13.59     52,297   2.05 to .45      1.01       26.98 to 8.76
                        2005   2,140    22.97 to 19.13     41,886   2.05 to .45      0.25       9.38 to 7.65
                        2004   2,122    21.32 to 17.75     38,396   2.05 to .45      0.08       20.32 to 18.41
                        2003   1,415    17.99 to 14.96     21,492   2.05 to .45      0.00       54.04 to 43.80
                        2002     476     10.21 to 9.86      4,749   1.90 to .45      0.00     (18.35) to (21.15)

Pacific Rim A           2006   3,952    21.82 to 12.26     55,902   1.90 to .45      0.94       10.55 to (1.94)
                        2005   4,878    19.99 to 12.17     63,116   1.90 to .45      0.86       25.19 to 23.39
                        2004   4,342    16.17 to 9.83      45,136   1.90 to .45      0.45       16.37 to 14.70
                        2003   4,610    14.07 to 8.54      41,382   1.90 to .45      0.15       40.09 to 38.07
                        2002   4,698    10.17 to 6.16      30,140   1.90 to .45      0.12     (12.93) to (14.18)

Pacific Rim B           2006   1,839    27.99 to 12.26     39,724   2.05 to .45      0.74       10.42 to (1.95)
                        2005   2,335    25.73 to 19.24     46,964   2.05 to .45      0.68       24.86 to 22.89
                        2004   1,619    20.92 to 15.64     26,155   2.05 to .45      0.34       16.27 to 14.42
                        2003   1,301    18.26 to 13.65     18,416   2.05 to .45      0.21       46.31 to 37.88
                        2002     416     10.69 to 9.90      4,206   1.90 to .45      0.00     (14.50) to (20.83)

Science & Technology
A                       2006  19,135    12.90 to 4.53     208,202   1.90 to .45      0.00        5.05 to 1.31
                        2005  24,225    12.40 to 4.37     253,761   1.90 to .45      0.00        1.62 to 0.17
                        2004  29,948    12.31 to 4.36     313,598   1.90 to .45      0.00       0.42 to (1.03)
                        2003  35,765    12.38 to 4.40     375,706   1.90 to .45      0.00       49.72 to 47.57
                        2002  35,078    8.35 to 2.98      252,457   1.90 to .45      0.00     (41.03) to (41.88)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                         AT DECEMBER 31,           ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME         HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Science & Technology
B                       2006   4,062   $16.51 to $11.23  $ 54,950  2.05% to .45%     0.00%      4.90% to 1.16%
                        2005   4,293    15.97 to 10.83     55,872   2.05 to .45      0.00       1.37 to (0.24)
                        2004   4,890    15.99 to 10.81     63,236   2.05 to .45      0.00       0.33 to (1.26)
                        2003   4,629    16.18 to 10.91     60,374   2.05 to .45      0.00       49.79 to 29.36
                        2002   1,196     9.37 to 7.37      10,722   1.90 to .45      0.00     (25.07) to (41.05)

Emerging Small
Company A               2006   5,675    19.70 to 9.08      98,496   1.90 to .45      0.00       1.95 to 0.48
                        2005   7,372    19.51 to 9.03     125,171   1.90 to .45      0.00       4.57 to 3.07
                        2004   9,204    18.84 to 8.74     151,794   1.90 to .45      0.00       11.02 to 9.42
                        2003  11,131    17.13 to 7.98     166,790   1.90 to .45      0.00       39.10 to 37.10
                        2002  11,412    12.43 to 5.81     125,631   1.90 to .45      0.00     (29.52) to (30.54)

Emerging Small
Company B               2006   3,257    18.18 to 14.11     47,965   2.05 to .45      0.00       1.72 to 0.11
                        2005   4,485    18.14 to 14.04     65,843   2.05 to .45      0.00       4.39 to 2.73
                        2004   4,677    17.64 to 13.61     66,353   2.05 to .45      0.00       10.81 to 9.05
                        2003   4,424    16.16 to 12.43     57,408   2.05 to .45      0.00       38.85 to 29.21
                        2002   1,467     9.62 to 9.06      13,890   1.90 to .45      0.00     (23.07) to (27.53)

International Core A    2006   5,288    18.57 to 13.34     93,287   1.90 to .45      0.58       24.21 to 6.71
                        2005   5,936    15.09 to 11.01     85,234   1.90 to .45      0.80       15.42 to 13.77
                        2004   7,051    13.20 to 9.66      88,832   1.90 to .45      0.83       15.07 to 13.41
                        2003   8,136    11.58 to 8.51      90,089   1.90 to .45      0.51       29.69 to 27.82
                        2002   9,200     9.01 to 6.65      79,353   1.90 to .45      0.46     (22.04) to (23.16)

International Core B    2006   2,166    25.57 to 13.33     42,672   2.05 to .45      0.41       24.06 to 6.68
                        2005   1,940    20.92 to 15.87     31,414   2.05 to .45      0.00       15.19 to 13.36
                        2004   2,041    18.44 to 13.98     29,022   2.05 to .45      0.62       14.83 to 13.01
                        2003   1,933    16.30 to 12.35     24,222   2.05 to .45      0.73       30.55 to 27.81
                        2002   1,172     9.96 to 9.66      11,416   1.90 to .45      0.02     (20.30) to (22.70)

Value A                 2006   7,252    27.46 to 13.65    180,671   1.90 to .45      0.38       20.50 to 9.20
                        2005   8,521    23.01 to 15.37    177,720   1.90 to .45      0.62       12.05 to 10.45
                        2004  11,368    20.73 to 13.92    215,147   1.90 to .45      0.55       14.66 to 13.00
                        2003  11,856    18.25 to 12.32    197,921   1.90 to .45      1.27       38.14 to 36.15
                        2002  15,183     13.34 to 9.05    185,856   1.90 to .45      0.85     (23.15) to (24.26)

Value B                 2006   2,811    24.08 to 13.63     54,277   2.05 to .45      0.20       20.26 to 9.04
                        2005   2,596    20.33 to 16.05     42,338   2.05 to .45      0.42       11.85 to 10.08
                        2004   3,080    18.45 to 14.56     45,452   2.05 to .45      0.35       14.52 to 12.70
                        2003   2,082    16.35 to 12.90     27,117   2.05 to .45      1.63       37.98 to 30.73
                        2002   1,171     9.62 to 9.48      11,154   1.90 to .45      0.03     (23.05) to (24.12)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME         HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Real Estate Securities
A                       2006   5,075   $38.25 to $15.69  $185,688  1.90% to .45%     1.79%     37.49% to 25.49%
                        2005   5,752    28.08 to 24.21    154,631   1.90 to .45      2.04       11.35 to 9.75
                        2004   7,124    25.46 to 22.06    173,731   1.90 to .45      2.35       31.44 to 29.55
                        2003   7,483    19.56 to 17.03    140,550   1.90 to .45      2.60       38.52 to 36.53
                        2002   7,928    14.25 to 12.43    108,729   1.90 to .45      2.79       2.12 to 0.65

Real Estate Securities
B                       2006   4,890    33.50 to 15.66    153,620   2.05 to .45      1.58       37.20 to 25.32
                        2005   5,075    24.71 to 22.15    119,047   2.05 to .45      1.56       11.15 to 9.40
                        2004   5,770    22.50 to 20.24    123,183   2.05 to .45      1.73       31.18 to 29.09
                        2003   4,457    17.36 to 15.68     73,356   2.05 to .45      3.36       38.31 to 25.46
                        2002   2,352    12.70 to 11.81     28,214   1.90 to .45      0.07       1.62 to (5.55)

High Yield A            2006   7,027    17.23 to 13.27    116,074   1.90 to .45      6.60       9.87 to 6.18
                        2005   8,853    15.83 to 13.31    134,654   1.90 to .45      5.33       3.23 to 1.75
                        2004  12,535    15.48 to 13.07    186,476   1.90 to .45      5.11       10.56 to 8.97
                        2003  16,032    14.14 to 11.97    217,897   1.90 to .45      5.25       23.89 to 22.11
                        2002  12,189    11.52 to 9.79     135,504   1.90 to .45      9.05      (7.29) to (8.63)

High Yield B            2006   5,215    18.21 to 13.26     88,817   2.05 to .45      6.47       9.74 to 6.05
                        2005   6,168    16.59 to 15.11     96,925   2.05 to .45      4.29       3.09 to 1.46
                        2004   7,789    16.09 to 14.90    120,087   2.05 to .45      3.83       10.35 to 8.59
                        2003   6,901    14.58 to 13.72     97,677   2.05 to .45      5.55       23.64 to 9.74
                        2002   1,635    11.80 to 11.37     18,965   1.90 to .45      2.32      (5.63) to (9.03)

Lifestyle Aggressive
A                       2006  12,038    18.82 to 13.07    214,082   1.90 to .45      7.68       14.94 to 4.58
                        2005  11,604    16.53 to 12.90    181,451   1.90 to .45      1.89       10.14 to 8.56
                        2004  11,723    15.15 to 11.86    168,004   1.90 to .45      0.71       15.54 to 13.87
                        2003  10,288    13.24 to 10.40    128,411   1.90 to .45      0.40       34.31 to 32.38
                        2002   8,668    9.95 to 7.85       81,127   1.90 to .45      0.81     (21.06) to (22.20)

Lifestyle Aggressive
B                       2006  16,596    22.21 to 12.99    309,161   2.05 to .45      7.66       14.67 to 3.93
                        2005  16,739    19.66 to 16.33    277,178   2.05 to .45      1.85       9.98 to 8.24
                        2004  16,230    18.15 to 15.06    247,351   2.05 to .45      0.55       15.54 to 13.70
                        2003  10,009    15.94 to 13.23    133,575   2.05 to .45      0.35       34.31 to 27.47
                        2002   2,581    10.09 to 9.99      25,831   1.90 to .45      0.03     (19.32) to (20.06)

Lifestyle Growth A      2006  46,044    20.82 to 13.15    879,620   1.90 to .45      5.87       12.99 to 5.17
                        2005  45,702    18.61 to 13.68    779,580   1.90 to .45      2.72       8.18 to 6.62
                        2004  43,023    17.36 to 12.81    683,979   1.90 to .45      1.33       14.07 to 12.43
                        2003  40,469    15.37 to 11.37    570,550   1.90 to .45      1.18       28.97 to 27.11
                        2002  37,144    12.03 to 8.93     410,561   1.90 to .45      2.19     (16.22) to (17.43)

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                     FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                          AT DECEMBER 31,           ---------------------------------------------
                            --------------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                              UNITS   UNIT FAIR VALUE     ASSETS      HIGHEST TO     INCOME         HIGHEST TO
      SUBACCOUNT             (000S)  HIGHEST TO LOWEST    (000S)       LOWEST*       RATIO**        LOWEST***
      ----------            -------  -----------------  ----------  -------------  ----------  ------------------
Lifestyle Growth B    2006  501,635   $20.18 to $13.07  $8,845,509  2.05% to .45%     5.15%     12.77% to 4.55%
                      2005  277,283    19.16 to 16.14    4,520,493  2.05  to .45      2.26        8.02 to 6.31
                      2004  127,774    17.07 to 15.12    1,952,965  2.05  to .45      0.70       14.08 to 12.27
                      2003   44,471    15.19 to 13.42      603,953  2.05  to .45      1.14       28.86 to 21.41
                      2002   10,924    10.75 to 10.54      116,383  1.90  to .45      0.06     (13.99) to (15.70)

Lifestyle Balanced A  2006   49,450    21.97 to 13.28      985,780  1.90  to .45      5.35       12.23 to 6.23%
                      2005   49,933    19.76 to 14.48      894,432  1.90  to .45      3.84        6.40 to 4.88
                      2004   46,654    18.75 to 13.80      789,746  1.90  to .45      2.09       12.98 to 11.35
                      2003   43,678    16.75 to 12.38      661,608  1.90  to .45      2.34       23.42 to 21.64
                      2002   39,839    13.70 to 10.17      495,557  1.90  to .45      3.26     (10.35) to (11.65)

Lifestyle Balanced B  2006  381,237    18.96 to  0.00    6,683,427  2.05  to .45      4.88       12.00 to 5.60
                      2005  257,276    16.92 to 15.98    4,150,374  2.05  to .45      3.23        6.33 to 4.64
                      2004  125,541    16.16 to 15.21    1,929,170  2.05  to .45      1.16       12.90 to 11.10
                      2003   48,854    14.53 to 13.63      674,021  2.05  to .45      2.37       23.42 to 16.13
                      2002   13,727    11.42 to 11.18      155,304  1.90  to .45      0.11      (5.35) to (10.56)

Lifestyle Moderate A  2006   15,205    21.79 to 13.22      303,646  1.90  to .45      4.56        9.92 to 5.73
                      2005   15,526    20.01 to 14.61      283,418  1.90  to .45      4.06        3.69 to 2.20
                      2004   15,173    19.48 to 14.28      268,253  1.90  to .45      2.72       10.54 to 8.95
                      2003   15,779    17.79 to 13.10      254,598  1.90  to .45      3.01       17.30 to 15.61
                      2002   15,045    15.32 to 11.32      208,678  1.90  to .45      3.40      (4.47) to (5.85)

Lifestyle Moderate B  2006   84,168    17.64 to  0.00    1,387,766  2.05  to .45      4.32        9.69 to 5.10
                      2005   64,444    16.09 to 15.26      991,680  2.05  to .45      3.58        3.53 to 1.90
                      2004   37,688    15.53 to 14.95      566,889  2.05  to .45      1.59       10.54 to 8.78
                      2003   18,783    14.06 to 13.73      258,689  2.05  to .45      3.31       17.30 to 11.08
                      2002    5,869    11.98 to 11.85       69,763  1.90  to .45      0.17      (4.13) to (5.20)
Lifestyle
Conservative A        2006    7,446    21.39 to 13.18      146,048  1.90  to .45      4.48        7.95 to 5.48
                      2005    8,320    20.01 to 14.69      152,461  1.90  to .45      4.75        2.42 to 0.95
                      2004    8,980    19.72 to 14.55      162,471  1.90  to .45      3.36        8.10 to 6.54
                      2003    8,695    18.42 to 13.66      147,503  1.90  to .45      3.97       11.05 to 9.45
                      2002    9,469    16.74 to 12.48      146,341  1.90  to .45      3.08        1.27 to (0.19)

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                 FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                       AT DECEMBER 31,           --------------------------------------------
                            -----------------------------------  EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                             UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME       HIGHEST TO
      SUBACCOUNT            (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**       LOWEST***
      ----------            ------  -----------------  --------  -------------  ----------  -----------------
Lifestyle
Conservative B        2006  29,039   $16.61 to $13.11  $454,533  2.05% to .45%     4.40%      7.64% to 4.85%
                      2005  24,907    15.43 to 14.19    368,418  2.05  to .45      4.40        2.35 to 0.73
                      2004  17,301    15.08 to 14.09    253,059  2.05  to .45      2.12        8.02 to 6.30
                      2003   9,758    13.96 to 13.26    133,686  2.05  to .45      4.20       11.05 to 6.05
                      2002   3,504    12.57 to 12.46     43,759  1.90  to .45      0.25        0.56 to (0.36)

Small Company Value
A                     2006   9,133    24.91 to 12.53    214,490  1.90  to .45      0.07       14.90 to 0.21
                      2005  11,133    21.97 to 19.68    229,830  1.90  to .45      0.28        6.55 to 5.03
                      2004  14,367    20.88 to 18.74    281,190  1.90  to .45      0.16       24.63 to 22.83
                      2003  15,206    16.98 to 15.26    241,376  1.90  to .45      0.41       33.07 to 31.15
                      2002  16,010    12.92 to 11.63    193,032  1.90  to .45      0.29      (6.35) to (7.70)

Small Company Value
B                     2006   8,527    22.15 to 12.51    172,275  2.05  to .45      0.00       14.69 to 0.07
                      2005   9,975    19.61 to 17.17    178,396  2.05  to .45      0.07        6.30 to 4.62
                      2004  11,153    18.72 to 16.38    189,902  2.05  to .45      0.08       24.38 to 22.40
                      2003   8,705    15.28 to 13.36    120,318  2.05  to .45      0.58       32.96 to 22.17
                      2002   4,130    11.51 to 10.20     43,168  1.90  to .45      0.01      (7.96) to (18.42)

International
Value A               2006  17,751    22.78 to 14.14    361,944  1.90  to .45      1.87       29.01 to 13.12
                      2005  21,037    17.88 to 15.65    335,774  1.90  to .45      0.63       10.05 to 8.47
                      2004  11,967    16.45 to 14.40    175,648  1.90  to .45      1.21       21.00 to 19.25
                      2003  11,407    13.77 to 12.05    139,827  1.90  to .45      0.82       44.21 to 42.14
                      2002  10,361     9.67 to 8.45      89,057  1.90  to .45      0.78     (18.21) to (19.39)

International
Value B               2006   9,830    28.23 to 14.11    228,099  2.05  to .45      1.69       28.69 to 12.92
                      2005  10,598    22.27 to 17.84    194,292  2.05  to .45      0.60        9.81 to 8.08
                      2004   8,850    20.58 to 16.48    149,346  2.05  to .45      0.88       20.83 to 18.91
                      2003   6,547    17.29 to 13.84     92,300  2.05  to .45      1.11       43.87 to 38.26
                      2002   3,037    10.32 to 9.76      29,994  1.90  to .45      0.07     (17.43) to (21.91)

Total Return A        2006  17,147    18.42 to 12.93    286,638  1.90  to .45      3.54        3.58 to 1.65
                      2005  20,828    17.86 to 14.65    340,882  1.90  to .45      2.43        2.02 to 0.55
                      2004  24,746    17.50 to 14.57    400,815  1.90  to .45      3.85        4.48 to 2.98
                      2003  31,438    16.75 to 14.15    492,909  1.90  to .45      2.91        4.55 to 3.04
                      2002  40,269    16.02 to 13.73    610,597  1.90  to .45      2.55        9.02 to 7.46

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                 FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      AT DECEMBER 31,            --------------------------------------------
                            -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                             UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME         HIGHEST TO
      SUBACCOUNT            (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------            ------  -----------------  --------  -------------  ----------  -----------------
Total Return B        2006  14,890   $15.31 to $12.91  $215,790  2.05% to .45%     3.36%      3.44% to 1.33%
                      2005  17,548    14.87 to 12.86    249,888  2.05  to .45      2.02        1.79 to 0.18
                      2004  18,952    14.61 to 12.84    268,236  2.05  to .45      3.05        4.24 to 2.58
                      2003  18,959    14.01 to 12.52    260,587  2.05  to .45      3.78        4.40 to .14
                      2002  11,100    13.42 to 13.30    147,946  1.90  to .45      0.08        7.38 to 6.40

U.S. Large Cap
Value A               2006  18,403    15.26 to 12.93    275,659  1.90  to .45      0.59       10.16 to 3.44
                      2005  23,451    15.27 to 12.69    321,910  1.90  to .45      0.44        5.34 to 3.83
                      2004  29,183    13.33 to 12.21    384,371  1.90  to .45      0.26        8.90 to 7.33
                      2003  23,693    12.35 to 11.37    289,158  1.90  to .45      0.40       36.45 to 34.49
                      2002  26,103     9.14 to 8.44     235,934  1.90  to .45      0.31     (25.52) to (26.60)

U.S. Large Cap
Value B               2006   6,320    18.40 to 12.91    101,074  2.05  to .45      0.41        9.86 to 3.26
                      2005   7,796    17.00 to 14.14    114,793  2.05  to .45      0.12        5.25 to 3.59
                      2004   9,022    16.40 to 13.59    127,668  2.05  to .45      0.20        8.62 to 6.89
                      2003   7,525    15.32 to 12.66     99,194  2.05  to .45      0.63       36.07 to 22.52
                      2002   4,071     9.98 to 9.42      39,932  1.90  to .45      0.01     (20.14) to (24.64)

Mid Cap Stock A       2006  18,381    19.59 to 12.82    304,720  1.90  to .45      0.00       13.04 to 2.55
                      2005  22,048    17.54 to 14.50    326,656  1.90  to .45      0.00       14.06 to 12.42
                      2004  13,194    15.57 to 12.87    173,906  1.90  to .45      0.00       18.50 to 16.79
                      2003  13,463    13.31 to 10.99    151,616  1.90  to .45      0.00       41.69 to 39.65
                      2002  11,485     9.51 to 7.85      92,119  1.90  to .45      0.00     (22.91) to (24.02)

Mid Cap Stock B       2006   7,959    22.77 to 12.80    161,929  2.05  to .45      0.00       12.80 to 2.40
                      2005   8,673    20.49 to 17.62    159,035  2.05  to .45      0.00       13.91 to 12.11
                      2004   6,824    18.26 to 15.65    111,076  2.05  to .45      0.00       18.22 to 16.33
                      2003   5,521    15.68 to 13.40     76,988  2.05  to .45      0.00       41.33 to 25.34
                      2002   1,815    10.18 to 9.60      18,161  1.90  to .45      0.00     (18.55) to (23.24)

Global Allocation A   2006   5,264    14.20 to 12.39     66,274  1.90  to .45      1.04       12.99 to 6.53
                      2005   5,523    12.73 to 11.10     62,159  1.90  to .45      0.96        5.73 to 4.21
                      2004   5,658    12.19 to 10.62     60,918  1.90  to .45      1.02       12.22 to 10.60
                      2003   5,563    11.00 to 9.58      53,961  1.90  to .45      0.49       25.86 to 24.05
                      2002   6,658     8.85 to 7.70      51,970  1.90  to .45      0.00     (23.55) to (24.65)

Global Allocation B   2006  11,570    18.90 to 13.30    181,781  2.05  to .45      0.77       12.77 to 6.39
                      2005   7,328    17.01 to 13.74    105,078  2.05  to .45      0.71        5.46 to 3.79
                      2004   3,418    16.38 to 13.18     47,201  2.05  to .45      0.58       12.02 to 10.24
                      2003   1,379    14.84 to 11.91     17,238  2.05  to .45      0.66       25.90 to 18.64
                      2002     513    10.22 to 9.58       5,167  1.90  to .45      0.00     (18.23) to (23.40)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Dynamic Growth A        2006  13,497   $12.54 to $5.42   $ 80,189  1.90% to .45%     0.00%      10.53% to 8.94%
                        2005  17,531    11.49 to 4.96      95,384   1.90 to .45      0.00       11.89 to 10.29
                        2004  20,131    10.40 to 4.49      99,318   1.90 to .45      0.00        9.50 to 7.92
                        2003  24,253     9.61 to 4.15     110,270   1.90 to .45      0.00       28.45 to 26.61
                        2002  15,609     7.58 to 3.27      53,528   1.90 to .45      0.00     (28.68) to (29.71)

Dynamic Growth B        2006   1,869    19.98 to 15.80     30,934   2.05 to .45      0.00        10.23 to 8.48
                        2005   2,631    18.40 to 14.50     40,096   2.05 to .45      0.00        11.51 to 9.74
                        2004   2,713    16.75 to 13.16     37,343   2.05 to .45      0.00        9.53 to 7.78
                        2003   3,026    15.52 to 12.16     38,545   2.05 to .45      0.00       28.54 to 24.11
                        2002     414    10.19 to 9.58       4,137   1.90 to .45      0.00     (18.50) to (23.38)

Total Stock Market
Index A                 2006   2,366    15.22 to 12.49     30,453   1.90 to .45      1.00       14.78 to 13.13
                        2005   2,761    13.43 to 11.01     31,292   1.90 to .45      1.15        5.22 to 3.71
                        2004   3,332    12.92 to 10.59     36,324   1.90 to .45      0.62        11.24 to 9.63
                        2003   3,675    11.76 to 9.64      36,557   1.90 to .45      0.00       29.95 to 28.08
                        2002   3,105     9.17 to 7.50      23,958   1.90 to .45      0.93     (21.64) to (22.77)

Total Stock Market
Index B                 2006   1,796    19.39 to 16.20     30,203   2.05 to .45      0.86       14.58 to 12.76
                        2005   2,109    17.18 to 14.30     31,196   2.05 to .45      0.89        4.94 to 3.28
                        2004   2,130    16.62 to 13.80     30,316   2.05 to .45      0.46        11.09 to 9.33
                        2003   1,979    15.19 to 12.57     25,617   2.05 to .45      0.00       29.73 to 21.40
                        2002     581    10.29 to 9.80       5,875   1.90 to .45      2.43     (17.69) to (21.56)

500 Index A             2006  11,610    14.21 to 11.66    139,913   1.90 to .45      0.98       14.74 to 13.09
                        2005  14,907    12.54 to 10.29    158,071   1.90 to .45      1.61        3.82 to 2.33
                        2004  18,323    12.23 to 10.03    189,375   1.90 to .45      0.92        9.76 to 8.18
                        2003  20,234    11.29 to 9.25     192,606   1.90 to .45      0.90       27.43 to 25.60
                        2002  19,500     8.97 to 7.34     147,403   1.90 to .45      0.00     (22.88) to (23.99)

500 Index B             2006   5,989    18.53 to 15.21     95,202   2.05 to .45      0.82       14.54 to 12.73
                        2005   7,895    16.42 to 13.44    110,890   2.05 to .45      1.41        3.65 to 2.01
                        2004   9,261    16.08 to 13.12    126,997   2.05 to .45      0.67        9.50 to 7.76
                        2003   8,139    14.91 to 12.13    103,376   2.05 to .45      1.32       27.19 to 19.17
                        2002   3,594    10.29 to 9.65      36,400   1.90 to .45      0.00     (17.65) to (22.78)

Mid Cap Index A         2006   3,648    20.76 to 12.72     69,718   1.90 to .45      0.65        9.22 to 1.72
                        2005   3,755    19.01 to 16.38     66,360   1.90 to .45      0.52        11.52 to 9.92
                        2004   4,260    17.04 to 14.88     68,148   1.90 to .45      0.37       15.31 to 13.64
                        2003   4,755    14.78 to 13.08     66,752   1.90 to .45      0.00       33.96 to 32.04
                        2002   4,686    11.03 to 9.90      49,683   1.90 to .45      0.48     (15.54) to (16.76)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Mid Cap Index B         2006   3,931   $21.22 to $12.70  $ 70,695  2.05% to .45%     0.46%     8.95% to (0.67)%
                        2005   3,338    19.77 to 16.37     55,886   2.05 to .45      0.34        11.29 to 9.53
                        2004   3,477    18.03 to 14.93     52,902   2.05 to .45      0.24       15.13 to 13.30
                        2003   2,913    15.90 to 13.15     38,918   2.05 to .45      0.00       33.72 to 27.12
                        2002   1,208    10.45 to 9.98      12,159   1.90 to .45      1.16     (16.42) to (20.15)

Small Cap Index A       2006   2,274    18.92 to 17.47     40,548   1.90 to .45      0.52       17.08 to 15.40
                        2005   2,798    16.21 to 12.50     43,031   1.90 to .45      0.55        3.43 to 1.94
                        2004   3,317    15.87 to 12.50     49,871   1.90 to .45      0.33       16.80 to 15.11
                        2003   4,258    13.76 to 12.50     55,344   1.90 to .45      0.00       45.13 to 43.05
                        2002   3,205    12.50 to 8.93      29,030   1.90 to .45      0.78     (21.83) to (22.95)

Small Cap Index B       2006   2,385    22.48 to 18.19     44,538   2.05 to .45      0.34       16.82 to 14.97
                        2005   2,869    19.53 to 15.80     46,392   2.05 to .45      0.35        3.24 to 1.60
                        2004   3,002    19.20 to 15.53     47,580   2.05 to .45      0.19       16.60 to 14.75
                        2003   2,547    16.72 to 13.51     34,874   2.05 to .45      0.00       44.68 to 33.65
                        2002     966     9.81 to 9.48       9,221   1.90 to .45      2.03     (21.51) to (24.20)

Capital Appreciation A  2006  22,981    12.66 to 9.20     218,602   1.90 to .45      0.00        1.80 to 0.34
                        2005   4,458    12.41 to 9.15      42,848   1.90 to .45      0.00       13.48 to 11.86
                        2004   4,728    11.08 to 8.17      40,612   1.90 to .45      0.00        8.84 to 7.27
                        2003   5,308    10.30 to 7.61      42,404   1.90 to .45      0.00       28.89 to 27.04
                        2002   5,317     8.10 to 5.98      33,399   1.90 to .45      0.00     (30.93) to (31.92)

Capital Appreciation B  2006   6,969    17.77 to 12.63    100,281   2.05 to .45      0.00        1.61 to 0.00
                        2005   3,050    17.75 to 13.37     43,563   2.05 to .45      0.00       13.19 to 11.40
                        2004   2,967    15.92 to 11.95     38,036   2.05 to .45      0.00        8.74 to 7.01
                        2003   2,923    14.86 to 11.12     34,922   2.05 to .45      0.00       28.77 to 18.81
                        2002   1,395     9.62 to 8.74      13,117   1.90 to .45      0.00     (23.01) to (30.06)

Health Sciences A       2006   4,163    18.41 to 13.39     72,020   1.90 to .45      0.00        7.89 to 6.34
                        2005   4,903    17.07 to 15.73     79,469   1.90 to .45      0.00       12.14 to 10.53
                        2004   5,488    15.22 to 14.23     80,167   1.90 to .45      0.00       14.79 to 13.13
                        2003   5,751    13.26 to 12.58     73,964   1.90 to .45      0.00       35.61 to 33.66
                        2002   5,117     9.78 to 9.41      49,049   1.90 to .45      0.00     (27.57) to (28.61)

Health Sciences B       2006   3,954    19.98 to 13.38     72,848   2.05 to .45      0.00        7.68 to 5.98
                        2005   4,467    18.66 to 15.95     77,355   2.05 to .45      0.00       11.92 to 10.15
                        2004   4,517    16.93 to 14.42     70,754   2.05 to .45      0.00       14.53 to 12.70
                        2003   3,617    15.00 to 12.75     50,184   2.05 to .45      0.00       35.30 to 19.94
                        2002   1,478    10.70 to 9.53      15,331   1.90 to .45      0.00     (14.39) to (23.72)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Financial Services A    2006   2,583   $18.56 to $14.42   $45,180  1.90% to .45%     0.36%     22.57% to 15.39%
                        2005   2,635    15.14 to 14.21     37,996   1.90 to .45      0.39        9.28 to 7.72
                        2004   3,009    13.85 to 13.18     40,133   1.90 to .45      0.36        9.88 to 8.30
                        2003   3,424    12.61 to 12.16     42,023   1.90 to .45      0.18       32.98 to 31.07
                        2002   3,370      9.54 to 9.27     31,449   1.90 to .45      0.00     (18.25) to (19.43)

Financial Services B    2006   2,934    21.86 to 14.40     55,701   2.05 to .45      0.21       22.22 to 15.22
                        2005   2,548    18.16 to 15.54     40,197   2.05 to .45      0.20        9.13 to 7.41
                        2004   2,668    16.89 to 14.45     39,012   2.05 to .45      0.24        9.59 to 7.85
                        2003   2,493    15.64 to 13.37     33,639   2.05 to .45      0.30       32.80 to 25.08
                        2002   1,142    10.35 to 10.22     11,721   1.90 to .45      0.00     (17.22) to (18.25)

Quantitative Mid Cap A  2006     700    15.22 to 13.80      9,867   1.90 to .45      0.00        3.63 to 2.14
                        2005   1,132    14.87 to 13.50     15,576   1.90 to .45      0.00       13.11 to 11.49
                        2004   1,100    13.31 to 12.09     13,543   1.90 to .45      0.00       17.67 to 15.98
                        2003     903    11.45 to 10.42      9,550   1.90 to .45      0.00       37.91 to 35.93
                        2002     885      8.41 to 7.66      6,865   1.90 to .45      0.00     (23.00) to (24.11)

Quantitative Mid Cap B  2006     548    20.54 to 17.43      9,697   2.05 to .45      0.00        3.32 to 1.69
                        2005     845    20.18 to 17.07     14,660   2.05 to .45      0.00       12.88 to 11.09
                        2004     708    18.15 to 15.31     11,010   2.05 to .45      0.00       17.36 to 15.49
                        2003     505    15.70 to 13.20      6,766   2.05 to .45      0.00       37.70 to 25.49
                        2002     212      9.94 to 9.70      2,086   1.90 to .45      0.00     (20.47) to (22.39)

All Cap Value A         2006   3,603    17.11 to 15.85     58,058   1.90 to .45      0.99       13.20 to 11.58
                        2005   4,262    15.12 to 14.19     61,297   1.90 to .45      0.55        5.24 to 3.73
                        2004   4,917    14.36 to 13.67     67,924   1.90 to .45      0.32       15.43 to 13.77
                        2003   4,535    12.44 to 12.00     54,843   1.90 to .45      0.06       37.74 to 35.76
                        2002   2,966      9.03 to 8.83     26,320   1.90 to .45      0.00     (28.16) to (29.19)

All Cap Value B         2006   3,376    19.89 to 15.89     57,471   2.05 to .45      0.80       13.02 to 11.23
                        2005   3,771    17.86 to 14.23     57,393   2.05 to .45      0.12        4.94 to 3.28
                        2004   4,126    17.28 to 13.73     60,281   2.05 to .45      0.20       15.27 to 13.44
                        2003   2,647    15.22 to 12.05     34,138   2.05 to .45      0.12       37.55 to 21.66
                        2002     694      9.73 to 8.87      6,607   1.90 to .45      0.00     (22.13) to (29.06)

Strategic Value A       2006      --    13.10 to 11.91         --   1.90 to .45      2.72(a)     11.15 to 9.68(a)
                        2005   2,391    11.92 to 10.85     26,484   1.90 to .45      0.76      (0.74) to (2.17)
                        2004   3,084    12.16 to 11.08     34,828   1.90 to .45      0.34       17.45 to 15.76
                        2003   3,373     10.48 to 9.56     32,780   1.90 to .45      0.02       28.20 to 26.36
                        2002   3,697      8.28 to 7.56     28,348   1.90 to .45      0.00     (27.52) to (28.57)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)



                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                     AT DECEMBER 31,               ---------------------------------------------
                        -----------------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Strategic Value B       2006      --   $18.45 to $14.69       --   2.05% to .45%     2.72%(a)   10.97% to 9.34%(a)
                        2005   1,640    16.86 to 13.38     22,794   2.05 to .45       0.35      (.97) to (2.54)
                        2004   1,791    17.28 to 13.68     25,436   2.05 to .45       0.24      17.26 to 15.39
                        2003   1,438    14.96 to 11.80     17,659   2.05 to .45       0.11      28.10 to 19.59
                        2002     564     9.88 to 9.33       5,488   1.90 to .45       0.00    (20.92) to (25.39)

Utilities - A           2006   3,127    19.86 to 17.19     54,992   1.90 to .45       2.27      30.42 to 28.55
                        2005   3,528    15.42 to 13.36     48,052   1.90 to .45       0.44      16.30 to 14.63
                        2004   3,380    13.43 to 11.65     40,071   1.90 to .45       0.85      28.84 to 26.98
                        2003   2,784    10.55 to 9.16      25,918   1.90 to .45       1.17      33.92 to 32.00
                        2002   2,405     7.98 to 6.93      16,927   1.90 to .45       0.01    (23.89) to (24.99)

Utilities - B           2006   2,219    28.45 to 24.79     58,597   2.05 to .45       2.10      30.18 to 28.12
                        2005   2,375    21.85 to 19.27     48,680   2.05 to .45       0.29      16.04 to 14.20
                        2004   1,944    19.05 to 16.81     34,697   2.05 to .45       0.63      28.65 to 26.61
                        2003   1,380    15.03 to 13.22     19,356   2.05 to .45       1.49      33.65 to 20.16
                        2002     603    10.95 to 10.01      6,414   1.90 to .45       0.00    (12.38) to (19.90)

Mid Cap Value A         2006   9,675    21.70 to 20.07    197,760   1.90 to .45       0.72      11.77 to 10.16
                        2005  12,360    19.41 to 18.22    228,346   1.90 to .45       0.45       7.52 to 5.98
                        2004  13,726    18.06 to 17.18    238,327   1.90 to .45       0.47      23.90 to 22.11
                        2003  13,082    14.57 to 14.06    185,296   1.90 to .45       0.41      24.79 to 23.00
                        2002  13,413    11.68 to 11.42    153,880   1.90 to .45       0.00    (10.51) to (11.80)

Mid Cap Value B         2006   9,922    22.08 to 18.82    191,977   2.05 to .45       0.53       11.53 to 9.76
                        2005  12,516    20.09 to 17.12    219,693   2.05 to .45       0.26       7.28 to 5.58
                        2004  13,288    19.01 to 16.19    219,968   2.05 to .45       0.32      23.66 to 21.69
                        2003  10,326    15.61 to 13.28    139,572   2.05 to .45       0.54      25.03 to 22.78
                        2002   5,027    11.43 to 10.82     54,988   1.90 to .45       0.00     (8.60) to (13.44)

Fundamental Value A     2006  10,715    17.34 to 13.64    175,241   1.90 to .45       0.80      14.00 to 9.10
                        2005  12,105    15.21 to 14.28    175,605   1.90 to .45       0.46       8.35 to 6.80
                        2004  13,372    14.03 to 13.35    181,041   1.90 to .45       0.46      11.30 to 9.69
                        2003  13,199    12.69 to 12.16    162,347   1.90 to .45       0.28      29.25 to 27.39
                        2002  13,515     9.95 to 9.54     130,028   1.90 to .45       0.10    (16.58) to (17.78)

Fundamental Value B     2006  20,167    20.09 to 13.62    353,591   2.05 to .45       0.58      13.73 to 8.94
                        2005  15,513    17.93 to 15.62    245,661   2.05 to .45       0.21       8.21 to 6.50
                        2004  11,922    16.82 to 14.65    176,399   2.05 to .45       0.31      10.94 to 9.18
                        2003   8,509    15.39 to 13.40    114,784   2.05 to .45       0.38      28.99 to 23.01
                        2002   4,059    10.63 to 10.54     42,897   1.90 to .45       0.00    (14.93) to (15.71)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                     AT DECEMBER 31,               ---------------------------------------------
                        -----------------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Emerging Growth B       2006     574   $20.49 to $19.33  $ 11,308  2.05% to .45%     0.00%      10.88% to 9.13%
                        2005     474    18.48 to 17.71      8,502   2.05 to .45      0.00        6.90 to 5.21
                        2004     473    17.29 to 16.84      8,037   2.05 to .45      0.00        6.16 to 4.47
                        2003     232    16.29 to 16.12      3,758   2.05 to .45      0.00       30.29 to 28.93

Natural Resources B     2006   5,989    39.20 to 12.33    222,307   2.05 to .45      0.40       21.49 to (1.39)
                        2005   6,124    32.27 to 30.93    191,797   2.05 to .45      0.00       45.76 to 43.46
                        2004   3,870    22.14 to 21.56     84,076   2.05 to .45      0.05       23.49 to 21.52
                        2003   1,515    17.93 to 17.74     26,967   2.05 to .45      0.00       43.42 to 41.87

Mid Cap Core B          2006      --    19.80 to 12.78         --   2.05 to .45      1.32(a)     8.37 to 2.24(a)
                        2005   2,021    18.27 to 17.51     35,842   2.05 to .45      0.00        5.42 to 3.75
                        2004   2,139    17.33 to 16.88     36,390   2.05 to .45      0.00       13.62 to 11.81
                        2003   1,074    15.25 to 15.10     16,269   2.05 to .45      0.00       22.04 to 20.76

Quantitative All Cap
B                       2006     157    21.84 to 20.60      3,294   2.05 to .45      0.78       14.39 to 12.58
                        2005     162    19.09 to 18.30      3,011   2.05 to .45      0.77        7.88 to 6.17
                        2004     124    17.70 to 17.23      2,152   2.05 to .45      0.89       14.16 to 12.34
                        2003      38    15.50 to 15.34        585   2.05 to .45      0.00       24.01 to 22.28
Large Cap Value B       2006   2,246    25.42 to 23.98     54,673   2.05 to .45      0.30       15.24 to 13.41

                        2005   3,950    22.06 to 21.14     84,616   2.05 to .45      0.00       14.75 to 12.93
                        2004   1,866    19.22 to 18.72     35,228   2.05 to .45      0.80       20.99 to 19.06
                        2003     357    15.89 to 15.72      5,628   2.05 to .45      0.00       27.11 to 25.54

Small Cap
Opportunities A         2006   3,561    25.68 to 24.35     88,037   1.90 to .45      0.73(a)     9.96 to 8.38(a)
                        2005   4,571    23.35 to 22.47    103,817   1.90 to .45      0.00(a)    17.10 to 15.97(a)

Small Cap
Opportunities B         2006   2,749    25.58 to 12.24     66,874   2.05 to .45      0.55        9.70 to (2.06)
                        2005   3,283    23.32 to 22.35     74,178   2.05 to .45      0.00        7.13 to 5.43
                        2004   1,454    21.77 to 21.20     31,064   2.05 to .45      0.05       24.92 to 22.93
                        2003     862    17.43 to 17.25     14,904   2.05 to .45      0.00       39.43 to 37.81

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                      FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                         AT DECEMBER 31,             ----------------------------------------------
                              -------------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE     ASSETS      HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST    (000S)       LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  ----------  -------------  ----------  -------------------
Special Value B         2006     298   $21.71 to $20.48  $    6,223  2.05% to .45%    0.00%       10.10% to 8.36%
                        2005     384    19.72 to 18.90        7,342   2.05 to .45     0.00          4.83 to 3.17
                        2004     382    18.81 to 18.32        7,045   2.05 to .45     0.00         19.41 to 17.51
                        2003     122    15.75 to 15.59        1,903   2.05 to .45     0.00         26.03 to 24.71
Real Return Bond B      2006   7,163    14.21 to 13.40       97,633   2.05 to .45     2.44         (.26) to (1.83)
                        2005   9,320    14.25 to 13.65      128,756   2.05 to .45     0.13         0.76 to (0.83)
                        2004   9,068    14.14 to 13.77      125,769   2.05 to .45     0.28          8.24 to 6.52
                        2003   4,934    13.06 to 12.92       63,958   2.05 to .45     0.00          4.49 to 2.46
American International
B                       2006  33,554    27.83 to 13.23      856,032   2.05 to .45     0.72         17.79 to 5.84
                        2005  24,693    23.63 to 22.64      565,653   2.05 to .45     0.51         20.33 to 18.42
                        2004  14,790    19.64 to 19.12      284,896   2.05 to .45     0.29         18.21 to 16.33
                        2003   3,752    16.61 to 16.44       61,859   2.05 to .45     0.00         32.89 to 30.62
American Growth B       2006  65,701    21.50 to 12.85    1,324,518   2.05 to .45     0.17          9.15 to 2.77
                        2005  53,643    19.70 to 18.88    1,024,545   2.05 to .45     0.00         15.07 to 13.25
                        2004  39,162    17.12 to 16.67      657,625   2.05 to .45     0.00         11.41 to 9.64
                        2003  16,805    15.36 to 15.20      256,281   2.05 to .45     0.00         22.92 to 21.63
American Blue-Chip
Income & Growth B       2006   8,938    20.65 to 19.48      177,061   2.05 to .45     0.43         16.27 to 14.43
                        2005   9,653    17.76 to 17.02      166,288   2.05 to .45     0.04          6.19 to 4.51
                        2004   9,918    16.72 to 16.29      162,747   2.05 to .45     0.00          8.64 to 6.91
                        2003   5,502    15.39 to 15.23       84,057   2.05 to .45     0.00         23.16 to 21.73
American Growth-
Income B                2006  57,500    20.25 to 13.50    1,094,820   2.05 to .45     0.92         14.10 to 8.01
                        2005  45,371    17.74 to 17.01      780,505   2.05 to .45     0.35          4.81 to 3.16
                        2004  31,223    16.93 to 16.49      518,556   2.05 to .45     0.22          9.34 to 7.60
                        2003  11,246    15.48 to 15.32      172,841   2.05 to .45     0.00         23.87 to 22.15
American Bond B         2006  36,600    13.22 to 12.92      475,934   2.05 to .45     0.00(a)       6.01 to 4.33(a)
                        2005  10,103    12.47 to 12.38      125,328   2.05 to .45     0.00(a)     (0.27) to (0.92)(a)
American Century -
Small Company           2006     488    16.79 to 16.09        7,959   2.05 to .45     0.00          4.94 to 3.28
                        2005   1,645    16.00 to 15.58       25,860   2.05 to .45     0.00          5.52 to 3.85
                        2004     451    15.16 to 15.00        6,788   2.05 to .45     0.00         21.32 to 20.04

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                   FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            --------------------------------------------
                              -----------------------------------  EXPENSE RATIO   INVESTMENT    TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO      INCOME       HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  -----------  ----------------
PIMCO VIT All Asset     2006   2,705   $15.30 to $14.66  $ 40,167   2.05% to .45%     4.68%     3.89% to 2.25%
                        2005   3,798    14.72 to 14.34     54,870    2.05 to .45      4.50       5.47 to 3.80
                        2004   1,151    13.96 to 13.81     15,951    2.05 to .45      4.61      11.67 to 10.50

Core Equity             2006   3,123    15.81 to 13.40     47,852    2.05 to .45      0.00       7.37 to 4.32
                        2005   3,539    14.92 to 14.53     51,784    2.05 to .45      0.00       5.30 to 3.63
                        2004   1,943    14.17 to 14.02     27,320    2.05 to .45      0.00      13.34 to 12.15

Classic Value           2006   2,037    17.37 to 13.72     34,189    2.05 to .45      1.10       15.32 to 9.74
                        2005   1,023    15.07 to 14.67     15,129    2.05 to .45      0.46       8.73 to 7.01
                        2004     550    13.86 to 13.71      7,563    2.05 to .45      0.28       10.84 to 9.67

Quantitative Value      2006     278    19.08 to 18.29      5,139    2.05 to .45      1.46      20.51 to 18.60
                        2005     193    15.83 to 15.42      3,000    2.05 to .45      0.00       8.33 to 6.61
                        2004      35    14.62 to 14.46        503    2.05 to .45      0.00      16.93 to 15.70

U.S. Global Leaders
Growth A                2006   2,430    13.39 to 12.88     31,621    1.90 to .45      0.00(a)   1.35 to (0.11)(a)
                        2005   2,923    13.21 to 12.90     37,929    1.90 to .45      0.15(a)    8.99 to 7.93(a)

U.S. Global Leaders
Growth B                2006   1,984    13.36 to 12.81     25,698    2.05 to .45      0.00      1.04 to (0.56)
                        2005   2,469    13.23 to 12.88     32,021    2.05 to .45      0.00       .41 to (1.18)
                        2004     262    13.17 to 13.03      3,426    2.05 to .45      0.58       5.37 to 4.26

John Hancock
Strategic Income        2006   1,264    14.25 to 13.65     17,467    2.05 to .45      2.95       3.40 to 1.77
                        2005   1,096    13.78 to 13.42     14,810    2.05 to .45      4.44      1.54 to (0.07)
                        2004     515    13.57 to 13.42      6,934    2.05 to .45      2.70       8.54 to 7.40

John Hancock
International Equity
Index A                 2006   2,339    21.41 to 20.60     48,747    1.90 to .45      0.83      24.92 to 23.13
                        2005   1,670    17.14 to 16.73     28,128    1.90 to .45      0.89      16.09 to 14.42
                        2004   1,580    14.76 to 14.62     23,155    1.90 to .45      0.49      18.09 to 16.96

John Hancock
International Equity
Index B                 2006   1,937    21.29 to 20.41     39,999    2.05 to .45      0.65      24.70 to 22.73
                        2005   1,847    17.08 to 16.63     30,938    2.05 to .45      0.72      15.87 to 14.04
                        2004   1,590    14.74 to 14.58     23,245    2.05 to .45      0.37      17.91 to 16.66

Active Bond A           2006   8,812    13.16 to 12.85    114,129    1.90 to .45      2.87(a)    3.95 to 2.46(a)
                        2005  11,076    12.66 to 12.54    139,269    1.90 to .45      0.00(a)    1.29 to 0.31(a)

Active Bond B           2006  38,059    13.12 to 12.78    489,521    2.05 to .45      2.62(a)    3.74 to 2.10(a)
                        2005  39,503    12.65 to 12.51    495,632    2.05 to .45      0.00(a)    1.18 to 0.10(a)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H NOTES TO FINANCIAL STATEMENTS - (CONTINUED) DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,           --------------------------------------------
                              ----------------------------------  EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)     LOWEST*       RATIO**       LOWEST***
      ----------              ------  -----------------  -------  -------------  ----------  -----------------
CGTC Overseas
Equity B                2006     382   $18.17 to $17.69  $ 6,821  2.05% to .45%    0.44%(a)  19.10% to 17.22%(a)
                        2005     288    15.36 to 15.09     4,363   2.05 to .45     0.00(a)    22.04 to 20.76(a)

Independence
Investment LLC Small
Cap B                   2006      87    15.25 to 14.85     1,298   2.05 to .45     0.00(a)     6.93 to 5.24(a)
                        2005      43    14.36 to 14.11       613   2.05 to .45     0.00(a)    14.06 to 12.86(a)


Marisco International
Opportunities B         2006   2,220    19.07 to 13.33    40,997   2.05 to .45     0.33(a)    23.35 to 6.62(a)
                        2005     814    15.57 to 15.30    12,495   2.05 to .45     0.00(a)    23.71 to 22.41(a)

T Rowe Price Mid
Value B                 2006     938    16.82 to 16.38    15,484   2.05 to .45     0.06(a)    19.51 to 17.62(a)
                        2005     334    14.07 to 13.92     4,662   2.05 to .45     0.00(a)    12.56 to 11.37(a)

UBS Large Cap B         2006     112    15.78 to 15.36     1,733   2.05 to .45     0.21(a)    13.64 to 11.84(a)
                        2005      61    13.98 to 13.74       835   2.05 to .45     0.00(a)    11.05 to 9.88(a)

U.S. High Yield B       2006     183    14.12 to 13.75     2,539   2.05 to .45     3.30(a)     8.97 to 7.25(a)
                        2005      99    13.05 to 12.82     1,271   2.05 to .45     0.00(a)     3.69 to 2.60(a)

Wellington Small Cap
Growth B                2006   1,718    17.95 to 12.40    29,891   2.05 to .45     0.00(a)   12.71 to (0.81)(a)
                        2005   1,169    16.04 to 15.76    18,480   2.05 to .45     0.00(a)    27.41 to 26.07(a)

Wellington Small Cap
Value B                 2006   4,012    17.00 to 13.58    66,826   2.05 to .45     0.00(a)    18.50 to 8.65(a)
                        2005   2,337    14.45 to 14.20    33,286   2.05 to .45     0.00(a)    14.78 to 13.57(a)

Wells Capital Core
Bond B                  2006     117    12.96 to 12.62     1,494   2.05 to .45     2.11(a)     3.15 to 1.52(a)
                        2005      56    12.65 to 12.43       699   2.05 to .45     0.00(a)    0.50 to (0.56)(a)

Index Allocation B      2006   7,176    13.63 to 13.22    96,463   2.05 to .45     2.53(a)     9.07 to 5.76(a)

Large Cap Value A       2006   2,873    25.42 to 24.07    70,289    1.90 to.45     0.00(a)     1.56 to 1.44(a)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,           --------------------------------------------
                              ----------------------------------    EXPENSE RATIO  INVESTMENT   TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS      HIGHEST TO     INCOME      HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)       LOWEST*       RATIO**      LOWEST***
      ----------              ------  -----------------  -------  ---------------  ----------  ---------------
Scudder Capital
Growth B                2006   3,943   $20.65 to $12.45  $80,428   2.05% to 1.40%     0.19%    6.67% to 5.98%
                        2005   2,917    19.36 to 16.28    55,996    2.05 to 1.40      0.26      7.01 to 6.32
                        2004   1,031    18.09 to 15.32    18,534    2.05 to 1.40      0.17      6.06 to 5.37
                        2003     771    17.06 to 14.54    13,098    2.05 to 1.40      0.13     24.76 to 16.28
                        2002      34    13.67 to 13.66       460    1.90 to 1.40      0.00      9.38 to 9.25

Scudder Global
Discovery B             2006     585    35.72 to 28.50    20,622    2.05 to 1.40      0.94     20.19 to 19.41
                        2005     637    29.72 to 23.87    18,701    2.05 to 1.40      0.37     16.43 to 15.67
                        2004     551    25.52 to 20.63    13,912    2.05 to 1.40      0.00     21.41 to 20.62
                        2003     312    21.02 to 17.11     6,487    2.05 to 1.40      0.00     46.70 to 36.85
                        2002      10    14.33 to 14.31       143    1.90 to 1.40      0.00     14.65 to 14.52

Scudder Growth &
Income B                2006   1,335    21.52 to 18.14    28,396    2.05 to 1.40      0.62     11.71 to 10.99
                        2005   1,449    19.26 to 16.35    27,635    2.05 to 1.40      0.72      4.27 to 3.59
                        2004     909    18.47 to 15.78    16,633    2.05 to 1.40      0.47      8.25 to 7.55
                        2003     523    17.06 to 14.67     8,844    2.05 to 1.40      0.56     24.79 to 17.37
                        2002      21    13.67 to 13.66       287    1.90 to 1.40      0.00      9.40 to 9.27

Scudder Health
Sciences B              2006     645    20.48 to 17.43    13,090    2.05 to 1.40      0.00      4.31 to 3.63
                        2005     737    19.64 to 16.82    14,366    2.05 to 1.40      0.00      6.56 to 5.87
                        2004     795    18.43 to 15.88    14,542    2.05 to 1.40      0.00      7.64 to 6.94
                        2003     548    17.12 to 14.85     9,318    2.05 to 1.40      0.00     31.36 to 18.81
                        2002      25    13.03 to 13.02       319    1.90 to 1.40      0.00      4.26 to 4.14

Scudder International
B                       2006   1,291    27.14 to 24.92    34,690    2.05 to 1.40      1.51     23.70 to 22.90
                        2005   1,365    21.94 to 20.28    29,693    2.05 to 1.40      1.29     14.11 to 13.37
                        2004   1,388    19.23 to 17.89    26,513    2.05 to 1.40      0.88     14.62 to 13.88
                        2003     677    16.78 to 15.71    11,323    2.05 to 1.40      0.42     25.82 to 25.12
                        2002      41    13.34 to 13.33       549    1.90 to 1.40      0.00      6.74 to 6.61

Scudder Mid Cap
Growth B                2006     178    24.41 to 18.68     4,297    2.05 to 1.40      0.00      9.01 to 8.31
                        2005     187    22.39 to 17.25     4,123    2.05 to 1.40      0.00     13.06 to 12.33
                        2004     204    19.81 to 15.35     3,993    2.05 to 1.40      0.00      2.16 to 1.50
                        2003     146    19.39 to 15.13     2,800    2.05 to 1.40      0.00     31.58 to 21.02
                        2002       6    14.73 to 14.72        82    1.90 to 1.40      0.00     17.87 to 17.74

Scudder Blue Chip B     2006   1,249    23.59 to 20.60    29,187    2.05 to 1.40      0.48     13.59 to 12.86
                        2005   1,358    20.77 to 18.25    27,987    2.05 to 1.40      0.57      8.16 to 7.46
                        2004   1,354    19.20 to 16.98    25,841    2.05 to 1.40      0.22     13.94 to 13.20
                        2003     831    16.85 to 15.00    13,945    2.05 to 1.40      0.14     25.00 to 20.02
                        2002      28    13.48 to 13.47       382    1.90 to 1.40      0.00      7.87 to 7.74

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,           --------------------------------------------
                              ----------------------------------   EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME       HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**       LOWEST***
      ----------              ------  -----------------  -------  --------------  ----------  ----------------
Scudder Contrarian
Value B                 2006   1,226   $22.42 to $18.64  $27,212  2.05% to 1.40%     1.22%    13.37% to 12.64%
                        2005   1,448    19.77 to 16.55    28,379   2.05 to 1.40      1.43        .17 to (.48)
                        2004   1,464    19.74 to 16.63    28,667   2.05 to 1.40      0.96        8.12 to 7.42
                        2003     799    18.26 to 15.48    14,514   2.05 to 1.40      0.75       30.35 to 23.86
                        2002      36    14.01 to 13.99       503   1.90 to 1.40      0.00       12.05 to 11.92

Scudder Global Blue
Chip B                  2006     489    30.17 to 27.09    14,636   2.05 to 1.40      0.18      27.85 to 27.03
                        2005     475    23.60 to 21.32    11,122   2.05 to 1.40      0.00      20.80 to 20.02
                        2004     407    19.54 to 17.77     7,908   2.05 to 1.40      0.67      12.74 to 12.01
                        2003     292    17.33 to 15.86     5,042   2.05 to 1.40      0.06      27.17 to 26.54
                        2002      15    13.63 to 13.61       198   1.90 to 1.40      0.00      9.01 to 8.88

Scudder Government
Securities B            2006   1,870    13.32 to 12.83    24,732   2.05 to 1.40      4.35      2.30 to 1.64
                        2005   2,908    13.02 to 12.62    37,614   2.05 to 1.40      3.61      .82 to .17
                        2004   3,147    12.91 to 12.60    40,459   2.05 to 1.40      2.23      1.92 to 1.26
                        2003   2,715    12.67 to 12.44    34,318   2.05 to 1.40      2.48      .41 to (.46)
                        2002     214    12.62 to 12.60     2,698   1.90 to 1.40      0.00      .93 to .82
Scudder High Income
B                       2006   1,894    19.91 to 16.55    37,241   2.05 to 1.40      7.72      8.59 to 7.89
                        2005   2,165    18.33 to 15.34    39,274   2.05 to 1.40      9.35      1.98 to 1.32
                        2004   2,431    17.98 to 15.14    43,290   2.05 to 1.40      6.57      10.52 to 9.80
                        2003   1,951    16.26 to 13.79    31,511   2.05 to 1.40      3.70     22.42 to 10.34
                        2002      73    13.29 to 13.27       972   1.90 to 1.40      0.00      6.29 to 6.17

Scudder International
Select Equity B         2006   1,277    27.86 to 25.39    35,223   2.05 to 1.40      1.65     23.32 to 22.53
                        2005   1,452    22.59 to 20.72    32,527   2.05 to 1.40      2.34     12.42 to 11.69
                        2004   1,438    20.10 to 18.55    28,734   2.05 to 1.40      0.57     16.20 to 15.44
                        2003     857    17.30 to 16.02    14,774   2.05 to 1.40      0.59     28.72 to 26.99
                        2002      24    13.55 to 13.54       322   1.90 to 1.40      0.00      8.41 to 8.29
Scudder Fixed Income
B                       2006   4,405    13.82 to 13.07    60,299   2.05 to 1.40      3.32      2.45 to 1.79
                        2005   4,911    13.48 to 12.84    65,750   2.05 to 1.40      3.04      .44 to (.21)
                        2004   5,059    13.43 to 12.86    67,586   2.05 to 1.40      2.65      2.65 to 1.98
                        2003   3,044    13.08 to 12.61    39,706   2.05 to 1.40      1.74      3.30 to .90
                        2002     121    12.66 to 12.65     1,526   1.90 to 1.40      0.00      1.28 to 1.17
Scudder Money
Market B                2006   2,526    12.73 to 12.47    31,880   2.05 to 1.40      4.14      2.80 to 2.14
                        2005   2,834    12.39 to 12.19    34,840   2.05 to 1.40      2.30      1.01 to .36
                        2004   2,460    12.26 to 12.13    30,042   2.05 to 1.40      0.46     (.88) to (1.52)
                        2003   3,758    12.37 to 12.30    46,360   2.05 to 1.40      0.29     (.98) to (1.47)
                        2002     215    12.49 to 12.48     2,681   1.90 to 1.40      0.19     (.05) to (.17)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                   FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                         AT DECEMBER 31,           --------------------------------------------
                              -----------------------------------   EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO      INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)       LOWEST*       RATIO**       LOWEST***
      ----------              ------  -----------------  --------  --------------  ----------  -----------------
Scudder Small Cap
Growth B                2006   1,220   $22.08 to $17.39  $ 26,467  2.05% to 1.40%    0.00%      3.35% to 2.68%
                        2005   1,347    21.36 to 16.94     28,336   2.05 to 1.40     0.00        5.25 to 4.57
                        2004   1,066    20.29 to 16.20     21,382   2.05 to 1.40     0.00        9.00 to 8.29
                        2003     706    18.62 to 14.96     13,029   2.05 to 1.40     0.00       30.67 to 19.65
                        2002      32    14.25 to 14.23        449   1.90 to 1.40     0.00       13.99 to 13.86

Scudder Technology
Growth B                2006     420    22.88 to 15.89      9,389   2.05 to 1.40     0.00       (.96) to (1.60)
                        2005     488    23.10 to 16.15     11,033   2.05 to 1.40     0.12        1.84 to 1.18
                        2004     540    22.68 to 15.96     12,054   2.05 to 1.40     0.00        .06 to (0.59)
                        2003     392    22.67 to 16.05      8,737   2.05 to 1.40     0.00        44.15 to 28.44
                        2002      20    15.72 to 15.71        308   1.90 to 1.40     0.00        25.80 to 25.65

Scudder Total Return
B                       2006   1,150    17.79 to 15.68     20,283   2.05 to 1.40     2.19        8.30 to 7.60
                        2005   1,342    16.43 to 14.58     21,882   2.05 to 1.40     2.10        2.46 to 1.80
                        2004   1,458    16.03 to 14.32     23,218   2.05 to 1.40     1.15        4.88 to 4.20
                        2003   1,158    15.29 to 13.74     17,619   2.05 to 1.40     1.29        15.92 to 9.94
                        2002      61    13.19 to 13.17        802   1.90 to 1.40     0.00        5.50 to 5.38

Scudder Davis Venture
Value B                 2006   2,049    24.02 to 20.06     48,622   2.05 to 1.40     0.27       12.76 to 12.03
                        2005   2,283    21.30 to 17.90     48,136   2.05 to 1.40     0.37        7.71 to 7.02
                        2004   2,274    19.77 to 16.73     44,602   2.05 to 1.40     0.04        9.86 to 9.15
                        2003   1,377    18.00 to 15.33     24,648   2.05 to 1.40     0.15       27.62 to 22.61
                        2002      48    14.10 to 14.09        677   1.90 to 1.40     0.00       12.82 to 12.69

Scudder Dreman
Financial Services B    2006      --    20.84 to 16.15         --   2.05 to 1.40     2.97(a)     4.92 to 4.44(a)
                        2005     580    19.86 to 15.46     11,427   2.05 to 1.40     1.50      (1.84) to (2.47)
                        2004     614    20.23 to 15.85     12,319   2.05 to 1.40     1.06        9.94 to 9.23
                        2003     447    18.40 to 14.51      8,171   2.05 to 1.40     0.66        25.95 to 16.11
                        2002      27    14.61 to 14.59        388   1.90 to 1.40     0.00        16.89 to 16.75

Scudder Dreman High
Return Equity B         2006   5,323    26.17 to 21.38    137,629   2.05 to 1.40     1.29       16.57 to 15.82
                        2005   4,557    22.45 to 18.46    101,252   2.05 to 1.40     1.36        6.02 to 5.34
                        2004   4,527    21.17 to 17.53     95,077   2.05 to 1.40     1.15       12.04 to 11.32
                        2003   3,192    18.90 to 15.74     59,966   2.05 to 1.40     0.80       29.66 to 25.96
                        2002     150    14.58 to 14.56      2,188   1.90 to 1.40     0.00       16.60 to 16.46

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                   FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,           ----------------------------------------------
                              ----------------------------------   EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME         HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  -------  --------------  ----------  ------------------
Scudder Dreman Small
Cap Value B             2006   1,857   $31.40 to $26.67  $57,632  2.05% to 1.40%    0.39%      22.86% to 22.07%
                        2005   2,215    25.56 to 21.85    56,042   2.05 to 1.40     0.36         8.26 to 7.56
                        2004   2,218    23.61 to 20.31    51,955   2.05 to 1.40     0.45        23.77 to 22.97
                        2003   1,482    19.07 to 16.52    28,118   2.05 to 1.40     0.43        39.68 to 32.13
                        2002      84    13.65 to 13.64     1,147   1.90 to 1.40     0.00         9.24 to 9.11

Scudder Salomon
Aggressive Growth B     2006      --    26.08 to 20.59        --   2.05 to 1.40     0.00(a)     10.62 to 9.95(a)
                        2005     268    23.58 to 18.72     6,237   2.05 to 1.40     0.00        11.66 to 10.93
                        2004     270    21.12 to 16.88     5,632   2.05 to 1.40     0.00        9.90 to 9.18
                        2003     213    19.21 to 15.46     4,057   2.05 to 1.40     0.00        33.38 to 23.67
                        2002       7    14.41 to 14.39        95   1.90 to 1.40     0.00        15.24 to 15.11

Scudder Janus Growth
& Income B              2006   1,146    21.35 to 18.17    24,222   2.05 to 1.40     0.23        6.49 to 5.80
                        2005   1,240    20.05 to 17.18    24,638   2.05 to 1.40     0.00        10.16 to 9.45
                        2004   1,173    18.20 to 15.69    21,209   2.05 to 1.40     0.00        9.54 to 8.83
                        2003     770    16.62 to 14.42    12,737   2.05 to 1.40     0.21        22.22 to 15.37
                        2002      28    13.54 to 13.52       379   1.90 to 1.40     0.00        8.32 to 8.20

Scudder Janus Growth
Opportunities B         2006      --    20.00 to 16.55        --   2.05 to 1.40     0.00(a)   (.83) to (1.43)(a)
                        2005     421    20.16 to 16.79     8,321   2.05 to 1.40     0.00         5.64 to 4.96
                        2004     383    19.09 to 16.00     7,239   2.05 to 1.40     0.00        10.65 to 9.93
                        2003     301    17.25 to 14.55     5,149   2.05 to 1.40     0.00        24.49 to 16.43
                        2002      12    13.86 to 13.84       172   1.90 to 1.40     0.00        10.86 to 10.73

Scudder MFS Strategic
Value B                 2006      --    21.15 to 17.18        --   2.05 to 1.40     0.65(a)     3.16 to 2.69(a)
                        2005   1,240    20.50 to 16.73    25,132   2.05 to 1.40     0.68       (1.97) to (2.61)
                        2004   1,231    20.91 to 17.18    25,500   2.05 to 1.40     0.07        15.76 to 15.01
                        2003     580    18.06 to 14.93    10,394   2.05 to 1.40     0.11        24.59 to 19.47
                        2002      23    14.50 to 14.48       340   1.90 to 1.40     0.00        15.98 to 15.84

Scudder Oak Strategic
Equity B                2006      --    21.65 to 14.80        --   2.05 to 1.40     0.00(a)     2.46 to 1.83(a)
                        2005     693    21.13 to 14.53    14,245   2.05 to 1.40     0.00       (5.82) to (6.43)
                        2004     743    22.44 to 15.53    16,278   2.05 to 1.40     0.00        (.53) to (1.17)
                        2003     413    22.56 to 15.72     9,134   2.05 to 1.40     0.00        47.06 to 25.72
                        2002      23    15.34 to 15.32       352   1.90 to 1.40     0.00        22.72 to 22.58

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                         AT DECEMBER 31,           ---------------------------------------------
                              -----------------------------------   EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS      HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)       LOWEST*       RATIO**       LOWEST***
      ----------              ------  -----------------  --------  --------------  ----------  -----------------
Scudder Turner Mid
Cap Growth B            2006     742   $25.59 to $20.15  $ 18,694  2.05% to 1.40%     0.00%      4.74% to 4.06%
                        2005     823    24.43 to 19.37     19,804   2.05 to 1.40      0.00        9.71 to 9.00
                        2004     811    22.27 to 17.77     17,921   2.05 to 1.40      0.00        9.09 to 8.38
                        2003     582    20.42 to 16.39     11,793   2.05 to 1.40      0.00       46.02 to 31.16
                        2002      41    13.98 to 13.97        576   1.90 to 1.40      0.00       11.85 to 11.72

Scudder Real Estate B   2006     724    29.25 to 28.57     21,059   2.05 to 1.40      0.00       35.23 to 34.36
                        2005     871    21.63 to 21.26     18,755   2.05 to 1.40      2.25        9.77 to 9.06
                        2004     927    19.71 to 19.50     18,216   2.05 to 1.40      0.59       28.91 to 28.07
                        2003     396    15.29 to 15.22      6,043   2.05 to 1.40      0.00       22.30 to 21.78

Scudder Strategic
Income B                2006     907    14.64 to 14.29     13,189   2.05 to 1.40      4.79        7.24 to 6.55
                        2005   1,035    13.65 to 13.42     14,054   2.05 to 1.40      7.53        .51 to (.14)
                        2004     981    13.58 to 13.43     13,270   2.05 to 1.40      0.00        6.76 to 6.07
                        2003     497    12.72 to 12.67      6,310   2.05 to 1.40      0.00        1.76 to 1.33

Scudder Income
Allocation B            2006      --    13.59 to 13.41         --   2.05 to 1.40     4.76(a)    2.04 to 1.57(a)
                        2005     474    13.32 to 13.20      6,303   2.05 to 1.40      0.00        2.10 to 1.44
                        2004      43    13.04 to 13.01        562   2.05 to 1.40      0.00        4.35 to 4.10

Scudder Moderate
Allocation B            2006   7,759    15.28 to 15.04    117,984   2.05 to 1.40      0.88        9.40 to 8.69
                        2005   8,271    13.96 to 13.84    115,180   2.05 to 1.40      0.00        3.60 to 2.93
                        2004   1,626    13.48 to 13.45     21,899   2.05 to 1.40      0.00        7.83 to 7.57

Scudder Conservative
Allocation B            2006   2,174    14.64 to 14.42     31,684   2.05 to 1.40      1.17        7.30 to 6.61
                        2005   1,960    13.64 to 13.52     26,673   2.05 to 1.40      0.00        2.93 to 2.26
                        2004     569    13.26 to 13.22      7,535   2.05 to 1.40      0.00        6.04 to 5.78

Scudder Growth
Allocation B            2006   8,914    15.93 to 15.69    141,373   2.05 to 1.40      0.83       11.10 to 10.38
                        2005   9,593    14.34 to 14.21    137,158   2.05 to 1.40      0.00        4.55 to 3.87
                        2004   2,371    13.72 to 13.68     32,486   2.05 to 1.40      0.00        9.72 to 9.46

Scudder Templeton
Foreign Value B         2006      --    17.11 to 16.89         --   2.05 to 1.40     3.32(a)   20.41 to 19.67(a)
                        2005      86    14.21 to 14.11      1,221   2.05 to 1.40      1.22        7.87 to 7.18
                        2004       8    13.18 to 13.17        108   2.05 to 1.40      0.00        5.41 to 5.33

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                     FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,           ------------------------------------------------
                              ----------------------------------    EXPENSE RATIO  INVESTMENT       TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO      INCOME          HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)       LOWEST*       RATIO**         LOWEST***
      ----------              ------  -----------------  -------  ---------------  ----------  -------------------
Scudder Mercury
Large Cap Core B        2006      --   $16.05 to $15.84  $    --  2.05% to 1.40%   0.00%(a)    11.18% to 10.50%(a)
                        2005      85    14.44 to 14.33     1,217   2.05 to 1.40      0.10         11.36 to 10.64
                        2004      35    12.96 to 12.95       460   2.05 to 1.40      0.00          3.72 to 3.63

Scudder Bond B          2006      46    12.91 to 12.77       594   2.05 to 1.40     3.08(a)      2.88 to 2.21(a)
                        2005      15    12.55 to 12.49       194   2.05 to 1.40     0.00(a)     0.37 to (0.06)(a)

Scudder Equity Index
500 B                   2006   1,674    22.32 to 18.50    36,849   2.05 to 1.40     0.85(a)       13.61 to 12.87
                        2005   1,974    19.65 to 16.39    38,324   2.05 to 1.40     0.00(a)        4.46 to 0.00

Alger American
Balanced B              2006   1,636    16.94 to 15.34    27,525   2.05 to 1.40      1.22          3.01 to 2.35
                        2005   1,913    16.44 to 14.99    31,267   2.05 to 1.40      1.44          6.65 to 5.96
                        2004   2,149    15.41 to 14.14    32,991   2.05 to 1.40      1.41          2.82 to 2.15
                        2003   1,661    14.99 to 13.85    24,827   2.05 to 1.40      1.79         17.08 to 10.77
                        2002      38    12.81 to 12.79       485   1.90 to 1.40      0.00          2.44 to 2.32

Alger American
Leveraged All Cap B     2006     452    23.50 to 20.19    10,548   2.05 to 1.40      0.00         17.31 to 16.55
                        2005     476    20.03 to 17.33     9,463   2.05 to 1.40      0.00         12.57 to 11.84
                        2004     511    17.80 to 15.49     9,040   2.05 to 1.40      0.00          6.40 to 5.71
                        2003     351    16.72 to 14.65     5,847   2.05 to 1.40      0.00         32.31 to 17.24
                        2002      20    12.64 to 12.62       249   1.90 to 1.40      0.00          1.08 to .96

Credit Suisse
Emerging Markets B      2006     475    38.19 to 35.34    17,978   2.05 to 1.40      0.55         30.68 to 29.83
                        2005     522    29.22 to 27.22    15,142   2.05 to 1.40      0.74         26.16 to 25.35
                        2004     453    23.16 to 21.71    10,438   2.05 to 1.40      0.33         23.19 to 22.39
                        2003     281    18.80 to 17.74     5,264   2.05 to 1.40      0.00         42.11 to 40.19
                        2002      67    13.35 to 13.33        90   1.90 to 1.40      0.33          6.77 to 6.64

Credit Suisse Global
Post Venture Capital
B                       2006     119    29.37 to 25.12     3,471   2.05 to 1.40      0.00         11.63 to 10.91
                        2005     142    26.31 to 22.64     3,716   2.05 to 1.40      0.00         14.53 to 13.79
                        2004      97    22.97 to 19.90     2,214   2.05 to 1.40      0.00         16.35 to 15.59
                        2003      61    19.75 to 17.22     1,194   2.05 to 1.40      0.00         45.61 to 37.72
                        2002       2    13.56 to 13.55        28   1.90 to 1.40      0.00          8.49 to 8.36

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                     FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                         AT DECEMBER 31,           ----------------------------------------------
                              -----------------------------------   EXPENSE RATIO  INVESTMENT      TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO      INCOME          HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)       LOWEST*       RATIO**         LOWEST***
      ----------              ------  -----------------  --------  --------------  ----------  ------------------
Dreyfus Socially
Responsible Growth
B                       2006     101   $19.53 to $16.47   $ 1,951  2.05% to 1.40%     0.00%      7.45% to 6.75%
                        2005     118    18.18 to 15.43      2,124   2.05 to 1.40      0.00        1.92 to 1.26
                        2004     125    17.84 to 15.24      2,210   2.05 to 1.40      0.16        4.46 to 3.78
                        2003     108    17.07 to 14.68      1,829   2.05 to 1.40      0.00       24.01 to 17.45
                        2002       7    13.77 to 13.75         93   1.90 to 1.40      0.04       10.16 to 10.03

Dreyfus IP Midcap
Stock B                 2006   1,624    23.07 to 19.40     37,123   2.05 to 1.40      0.19        6.18 to 5.50
                        2005   1,879    21.72 to 18.39     40,476   2.05 to 1.40      0.00        7.43 to 6.73
                        2004   1,876    20.22 to 17.23     37,675   2.05 to 1.40      0.21       12.64 to 11.91
                        2003   1,298    17.95 to 15.39     23,165   2.05 to 1.40      0.35       29.65 to 23.15
                        2002      52    13.85 to 13.83        722   1.90 to 1.40      0.52       10.77 to 10.64

Invesco Utilities - B   2006     247    27.68 to 24.57      6,763   2.05 to 1.40      3.32       23.72 to 22.92
                        2005     291    22.37 to 19.98      6,449   2.05 to 1.40      2.53       15.22 to 14.47
                        2004     239    19.42 to 17.46      4,608   2.05 to 1.40      2.37       21.84 to 21.04
                        2003     201    15.94 to 14.42      3,187   2.05 to 1.40      2.40       15.84 to 15.26
                        2002       8    13.76 to 13.74        114   1.90 to 1.40      1.66       10.06 to 9.93

Basic Value Focus A     2006   1,058    32.64 to 16.86     28,247   1.90 to 1.40      1.32       19.98 to 19.38
                        2005   1,355    27.21 to 14.11     30,549   1.90 to 0.45      1.13        1.36 to 0.85
                        2004   1,658    26.84 to 13.97     36,880   1.90 to 1.40      0.93        9.39 to 8.84
                        2003   1,882    24.54 to 12.82     38,154   1.90 to 1.40      0.96       31.20 to 30.55
                        2002   2,183    18.70 to 9.81      33,521   1.90 to 1.40      0.82     (19.04) to (19.44)

Small Cap Value
Focus A                 2006     362    70.26 to 18.68     14,990   1.90 to 1.40      0.11       11.11 to 10.56
                        2005     439    63.24 to 16.89     16,487   1.90 to 1.40      0.82        8.71 to 8.17
                        2004     528    58.17 to 15.62     18,357   1.90 to 1.40      0.00       13.20 to 12.63
                        2003     599    51.39 to 13.87     18,311   1.90 to 1.40      0.00       40.64 to 39.94
                        2002     764    36.54 to 9.91      16,175   1.90 to 1.40      0.37     (24.92) to (25.29)

ML Global Allocation
B                       2006     124    23.90 to 13.61      1,771   1.90 to 1.40      2.42       14.74 to 14.17
                        2005     139    20.89 to 11.86      1,742   1.90 to .45       2.29        8.83 to 8.28
                        2004     149    19.26 to 10.90      1,719   1.90 to 1.40      2.68       12.61 to 12.05
                        2003     176    17.15 to 9.68       1,798   1.90 to 1.40      2.67        7.96 to 7.90

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

a The commencement and closing of sub-account operations for 2005 and 2006 are as follows:

Sub-accounts Opened                         2006       2005
-------------------                       --------   --------
Small Cap Opportunities A                            April 29
American Bond B                                        Aug 1
U.S. Global Leaders Growth A                         April 29
Active Bond A                                        April 29
Active Bond B                                        April 29
CGTC Overseas Equity B                               April 29
Independence Investment LLC Small Cap B              April 29
Marisco International Opportunities B                April 29
T Rowe Price Mid Value B                             April 29
UBS Large Cap B                                      April 29
U.S. High Yield B                                    April 29
Wellington Small Cap Growth B                        April 29
Wellington Small Cap Value B                         April 29
Wells Capital Core Bond B                            April 29
Index Allocation B                         Feb 16
Large Cap Value A                           Dec 1
Scudder Bond B                            April 29
Scudder Equity 500 Index B                 Sept 16

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

Sub-accounts Closed                          2006       2005
-------------------                        -------   --------
Diversified Bond A                                   April 29
Diversified Bond B                                   April 29
Overseas A                                           April 29
Overseas B                                           April 29
Aggressive Growth A                                  April 29
Aggressive Growth B                                  April 29
Small Company Blend A                                April 29
Small Company Blend B                                April 29
Strategic Growth A                                   April 29
Strategic Growth B                                   April 29
Great Companies America B                            April 29
Scudder 21st Century Growth B                        April 29
Scudder Growth B                                     April 29
Scudder Eagle Focused Large Cap Growth B             April 29
Scudder Focus Value & Growth B                       April 29
Scudder Index 500 B                                   Sept 16
Large Cap Growth A                          May 1
Large Cap Growth B                          May 1
Strategic Value A                           Dec 4
Strategic Value B                           Dec 4
Mid Cap Core B                              Dec 4
Scudder Dreman Financial Services B        Sept 18
Scudder Salomon Aggressive Growth B         Dec 6
Scudder Janus Growth Opportunities B        Dec 6
Scudder MFS Strategic Value B              Sept 18
Scudder Oak Strategic Equity B              Dec 6
Scudder Income Allocation B                Sept 18
Scudder Templeton Foreign Value B           Dec 6
Scudder Mercury Large Cap Core B            Dec 6

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                    NEW NAME
--------------       --------                                    --------
October 1, 1997      NASL Variable Account                       The Manufacturers Life Insurance
                                                                 Company of North America Separate
                                                                 Account A
October 1, 1997      North American Security Life Insurance      The Manufacturers Life Insurance
                     Company                                     Company of North America
November 1, 1997     NAWL Holding Co., Inc.                      Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                 Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life Insurance Company    John Hancock Life Insurance Company
                     (U.S.A.) Separate Account A                 (U.S.A.) Separate Account A
January 1, 2005      The  Manufacturers Life Insurance Company   John Hancock Life Insurance Company
                     (U.S.A.)                                    (U.S.A.)
January 1, 2005      Manulife Financial Securities LLC           John Hancock Distributors LLC
January 1, 2005      Manufacturers Securities Services LLC       John Hancock Investment Management
                                                                 Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes become effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A and (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). FILED HEREWITH

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Part B of the registration statement). FILED HEREWITH

     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of North American Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-71072, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement between North American Security Life Insurance Company (Depositor) and NASL Financial Services, Inc. (Underwriter) -- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

               (ii) Form of Promotional Agent Agreement -- Incorporated by
                    reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (iii) Form of Amendment to Promotional Agent Agreement -
                    Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

               (iv) Form of broker-dealer Agreement - Previously filed as
                    Exhibit (3)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

          (4) (i) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(4)(i) to registration statement on Form N-4 (File No. 333-24657), filed April 7, 1997.

               (ii) Form of Specimen Endorsement to Contract: Fixed Account
                    Endorsement--Incorporated by reference to Exhibit (b) (4)
                    (ii) to registration statement on Form N-4 (File No. 333-24657) filed February 26, 1998

               (iii) Form of Death Benefit Endorsement - Incorporated by
                    reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 33-76162, filed February 25, 1998.

               (iv) Form of Roth Individual Retirement Annuity Endorsement -
                    Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.

               (v) Form of Guaranteed Income Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(v) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

               (vi) Form of Enhanced Death Benefit Rider Endorsement -
                    Incorporated by reference to Exhibit (b)(4)(vi) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment of Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) Certificate of Amendment to Certificate of Incorporation of
                    the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.

               (iv) By-laws of The Manufacturers Life Insurance Company (U.S.A.)
                    - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (v) Amendment to By-Laws reflecting the Company's name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit
                    (b)(6)(v) to Form N-4, file no. 333-70728, filed May 1,
                    2007.

          (7) (i) Form of Variable Annuity Reinsurance Agreement Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement between North
                    American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

               (iv) Form of Coinsurance Agreement between North American
                    Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                         Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                    with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to
                    Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit

                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

               (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of America - Previously filed as Exhibit
                    (8)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 9 to the Pre-Effective Amendment.

          (10) Written consent of Ernst & Young LLP, independent auditors [FILED HEREWITH].

          (11) All financial statements omitted from Item 23, Financial Statements--NOT APPLICABLE

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - NOT APPLICABLE.

          (15) Powers of Attorney

               (i)  Not applicable.

               (ii) Not applicable.

               (iii) Not applicable.

               (iv) Not applicable.

               (v)  Not applicable.

               (vi) Power of Attorney (Marc Costantini) - Previously filed as
                    Exhibit (15)(vi) to post-effective amendment no. 6 to this registration statement on February 28, 2005.

               (vii) Not applicable..

               (viii) Power of Attorney (James R. Boyle, John D. DesPrez III,
                    John R. Ostler, Rex Schlaybaugh Jr., Diana Scott, Warren Thompson -- Incorporated by reference to the registration statement on Form N-4, file no 333-71072 Exhibit (15)(viii) to post-effective amendment no. 11 filed May 1, 2006.

               (ix) Power of Attorney (Steven Finch, Katherine MacMillan, Hugh
                    McHaffie) [FILED HEREWITH]

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                              EFFECTIVE APRIL 2007

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
John D. DesPrez III*                  Chairman & President
Hugh McHaffie*                        Director, Executive Vice President, Wealth
                                      Management
James R. Boyle*                       Director, Executive Vice President, Life
                                      Insurance
Warren Thomson***                     Director, Executive Vice President and
                                      Chief Investments  Officer,  US
                                      Investments
Steven Finch*                         Director, Senior Vice President & General
                                      Manager, Life Insurance
Marc Costantini*                      Director, Senior Vice President & General
                                      Manager, Variable Annuities
Diana Scott*                          Director, Senior Vice President, Human
                                      Resources
John R. Ostler**                      Director
Rex Schlaybaugh, Jr.*                 Director
Katherine MacMillan**                 Director, Senior Vice President & General
                                      Manager, RPS
Jonathan Chiel*                       Executive Vice President & General Counsel
Steven Mannik**                       Executive Vice President & General
                                      Manager, Reinsurance
Lynne Patterson*                      Senior Vice President & Chief Financial
                                      Officer
Patrick Gill**                        Senior Vice President and Controller
Scott Hartz*                          Senior Vice President, US Investments
Emanuel Alves*                        Vice President, Counsel & Corporate
                                      Secretary
Kris Ramdial**                        Vice President, Treasury
John Brabazon                         Vice President & CFO, US Investments
Philip Clarkson*                      Vice President, Taxation
Brian Collins**                       Vice President, Taxation
Mitchell A. Karman*                   Vice President, Chief Compliance Officer &
                                      Counsel
Peter Mitsopoulos*                    Vice President, Treasury

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon Street, Boston, MA 02117

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2006 appears below:

Principal Subsidiaries

The following is a list of the directly and indirectly held major operating subsidiaries of Manulife Financial Corporation.

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   THE MANUFACTURERS LIFE INSURANCE COMPANY                       100 $14,440    Toronto, Canada Leading Canadian-based financial
                                                                                                 services company that offers a
                                                                                                 diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
      Manulife Holdings (Alberta) Limited                         100            Calgary, Canada Holding company
         Manulife Holdings (Delaware) LLC                         100           Delaware, U.S.A. Holding company
            The Manufacturers Investment Corporation              100           Michigan, U.S.A. Holding company
               John Hancock Life Insurance Company                100           Michigan, U.S.A. U.S. based life insurance company
                  (U.S.A.)                                                                       that provides individual life
                                                                                                 insurance, annuities, and group
                                                                                                 pension products in all states in
                                                                                                 the U.S. except New York
                  John Hancock Life Insurance Company of          100           New York, U.S.A. Provides group pension, individual
                     New York                                                                    annuities and life insurance
                                                                                                 products in the State of New York
                  John Hancock Investment Management              95             Massachusetts, Investment advisor
                     Services, LLC                                                               U.S.A.
               Manulife Reinsurance Limited                       100          Hamilton, Bermuda Provides life and financial
                                                                                                 reinsurance
         Manulife Holdings (Bermuda) Limited                      100          Hamilton, Bermuda Holding company
      Manufacturers P&C Limited                                   100               St. Michael, Provides property and casualty and
                                                                                        Barbados financial reinsurance
         Manufacturers Life Reinsurance Limited                   100               St. Michael, Provides life and financial
                                                                                        Barbados reinsurance
         Manulife International Holdings Limited                  100          Hamilton, Bermuda Holding company
            Manulife (International) Limited                      100           Hong Kong, China Life insurance company serving Hong
                                                                                                 Kong and Taiwan
               Manulife-Sinochem Life Insurance Co. Ltd.           51            Shanghai, China Chinese life insurance company
            Manulife Asset Management (Asia) Limited              100               St. Michael, Holding company
                                                                                        Barbados
               Manulife Asset Management (Hong Kong)              100           Hong Kong, China Hong Kong investment management and
                  Limited                                                                        advisory company marketing mutual
                                                                                                 funds
      Manulife Bank of Canada                                     100           Waterloo, Canada Provides integrated banking
                                                                                                 products and service options not
                                                                                                 available from an insurance company
      Manulife Canada Ltd.                                        100           Waterloo, Canada Canadian life insurance company
         FNA Financial Inc.                                       100            Toronto, Canada Holding company
      Elliott & Page Limited                                      100            Toronto, Canada Investment counseling, portfolio
                                                                                                 and mutual fund management in
                                                                                                 Canada
      First North American Insurance Company                      100            Toronto, Canada Canadian property and casualty
                                                                                                 insurance company
      NAL Resources Management Limited                            100            Calgary, Canada Management company for oil and gas
                                                                                                 properties
      Manulife Securities International Ltd.                      100           Waterloo, Canada Mutual fund dealer for Canadian
                                                                                                 operations
      Regional Power Inc.                                        83.5           Montreal, Canada Operator of hydro-electric power
                                                                                                 projects
         MLI Resources Inc.                                       100            Calgary, Canada Holding company for oil and gas
                                                                                                 assets and Japanese operations
      Manulife Life Insurance Company                             100               Tokyo, Japan Japanese life insurance company
      P.T. Asuransi Jiwa Manulife Indonesia                        95                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
         P.T. Manulife Aset Manajemen Indonesia                  95.3                   Jakarta, Indonesian investment management
                                                                                       Indonesia and advisory company marketing
                                                                                                 mutual funds
      The Manufacturers Life Insurance Co. (Phils.), Inc.         100                    Manila, Filipino life insurance company
                                                                                     Philippines
      Manulife (Singapore) Pte. Ltd.                              100                  Singapore Singaporean life insurance company
      Manulife (Vietnam) Limited                                  100          Ho Chi Minh City, Vietnamese life insurance company
                                                                                         Vietnam
      Manulife Insurance (Thailand) Public Company Limited       97.9          Bangkok, Thailand Thai life insurance company
      Manulife Europe Ruckversicherungs-Aktiengesellschaft        100           Cologne, Germany European property and casualty
                                                                                                 reinsurance company
      MFC Global Fund Management (Europe) Limited                 100            London, England Holding company
         MFC Global Fund Investment Management (Europe)           100            London, England Investment management company for
            Limited                                                                              Manulife Financial's international
                                                                                                 funds

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   JOHN HANCOCK HOLDINGS (DELAWARE) LLC                           100 $11,547        Wilmington, Holding company
                                                                                Delaware, U.S.A.
      John Hancock Financial Services, Inc.                       100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Life Insurance Company                      100                    Boston, Leading U.S. based financial
                                                                                  Massachusetts, services company that offers a
                                                                                          U.S.A. diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
            John Hancock Variable Life Insurance Company          100                    Boston, U.S. based life insurance company
                                                                                  Massachusetts, that provides variable and
                                                                                          U.S.A. universal life insurance policies,
                                                                                                 and annuity products in all states
                                                                                                 in the U.S. except New York
            P.T. Asuransi Jiwa John Hancock Indonesia            96.2                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
            Independence Declaration Holdings LLC                 100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
               Declaration Management & Research LLC              100          McLean, Virginia, Provides institutional investment
                                                                                          U.S.A. advisory services
            John Hancock Subsidiaries LLC                         100                Wilmington, Holding company
                                                                                Delaware, U.S.A.
               John Hancock Financial Network, Inc.               100                    Boston, Financial services distribution
                                                                                  Massachusetts, organization
                                                                                           U.S.A
               The Berkeley Financial Group, LLC                  100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                           U.S.A
                  John Hancock Funds LLC                          100                    Boston, Mutual fund company
                                                                                  Massachusetts,
                                                                                           U.S.A
               Hancock Natural Resource Group, Inc.               100                    Boston, Manager of globally diversified
                                                                                  Massachusetts, timberland and agricultural
                                                                                           U.S.A portfolios for public and corporate
                                                                                                 pension plans, high net-worth
                                                                                                 individuals, foundations and
                                                                                                 endowments
      John Hancock International Holdings, Inc.                   100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         Manulife Insurance (Malaysia) Berhad                    45.8              Kuala Lumpur, Malaysian life insurance company
                                                                                        Malaysia
      John Hancock International, Inc.                            100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Tianan Life Insurance Company                50            Shanghai, China Chinese life insurance company

Item 27. Number of Contract Owners.

     As of MARCH 31, 2007, there were 42,190 qualified contracts and 31,799 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V       Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV         Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I      Principal Underwriter

John Hancock Variable Life Insurance Company Variable Account JF     Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V      Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III* (Chairman and President), Marc Costantini* (Executive Vice President and Chief Financial Officer) and Jonathan Chiel* (Executive Vice President and General Counsel). The board of managers of JHD LLC (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and Christopher M. Walker**) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  197 Clarendon St, Boston, MA 02116

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA
     02210

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration and have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this first day of May 2007.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    --------------------------------------------
    John D. DesPrez III
    Chairman & President


JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.)


By: /s/ John D. DesPrez III
    --------------------------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the first day of May 2007.

              Signature                                  Title
              ---------                                  -----


/s/ John D. DesPrez III                 Chairman & President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Lynne Patterson                     Senior Vice President & Chief Financial
-------------------------------------   Officer
Lynne Patterson                         (Principal Financial Officer)


/s/ Patrick Gill                        Senior Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
Patrick Gill


                  *                     Director, Executive Vice President,
-------------------------------------   Life Insurance
James R. Boyle


                  *                     Director, Senior Vice President &
-------------------------------------   General Manager, Variable Annuities
Marc Costantini


                  *                     Director, Senior Vice President &
-------------------------------------   General Manager, Life Insurance
Steven Finch


                  *                     Director, Senior Vice President &
-------------------------------------   General Manager, RPS
Katherine MacMillan


                  *                     Director, Executive Vice President,
-------------------------------------   Wealth Management
Hugh McHaffie


                  *                     Director
-------------------------------------
John R. Ostler


                  *                     Director
-------------------------------------
Rex Schlaybaugh, Jr.


                  *                     Director, Senior Vice President, Human
-------------------------------------   Resources
Diana Scott


                  *                     Director, Executive Vice President and
-------------------------------------   Chief Investments Officer, US
Warren Thomson                          Investments


* /s/ Arnold R. Bergman                 Chief Counsel - Annuities
-------------------------------------
Arnold R. Bergman
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

  ITEM NO.                           DESCRIPTION
-----------                          -----------
24.(b)10      Consent of Independent Auditors

24(b)15(ix)   Power of Attorney (Steven Finch, Katherine MacMillan, Hugh
              McHaffie)